    As filed with the Securities and Exchange Commission on NOVEMBER __, 1995
                     Registration Nos. 2-95973 and 811-4236


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/


                      POST-EFFECTIVE AMENDMENT NO. 36                   /X/


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT         /X/
                                     OF 1940



                                AMENDMENT NO. 37                        /X/


                                THE ONE GROUP(R)
               (Exact Name of Registrant as Specified in Charter)

                              774 PARK MEADOW DRIVE
                             WESTERVILLE, OHIO 43081
                    (Address of Principal Executive Offices)

                                 (800) 480-4111
                         (Registrant's Telephone Number)

                                 GEORGE MARTINEZ

                                3435 STELZER ROAD

                              COLUMBUS, OHIO 43219

                     (Name and Address of Agent for Service)

                                   Copies To:

           Alan G. Priest, Esquire                   Michael V. Wible, Esquire
           Ropes & Gray                              Banc One Corporation

           ONE FRANKLIN SQUARE                       100 East Broad Street
           1301 K STREET, N.W., Suite  800E          Columbus, Ohio  43271
           Washington, D.C.   20005


It is proposed that this filing will become effective (check appropriate box)


      Immediately upon filing pursuant to paragraph (b)
----
      on (date) pursuant to paragraph (b)
----
      60 days after filing pursuant to paragraph (a)(i)
----
      on (date) pursuant to paragraph (a)(i)
----
 X    75 days after filing pursuant to paragraph (a)(ii)
----
      on (DATE) pursuant to paragraph (a)(ii)
----
      of rule 485.


The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a) (1) of Rule 24f-2. Rule 24f-2 Notice for the Registrant's fiscal year ending June 30, 1995 was filed on August 29, 1995.

                                The One Group(R)

           The One Group(R) U.S. Treasury Securities Money Market Fund
                    The One Group(R) Prime Money Market Fund
                  The One Group(R) Municipal Money Market Fund
                The One Group(R) Ohio Municipal Money Market Fund
                       The One Group(R) Income Equity Fund
                     The One Group(R) Disciplined Value Fund
                The One Group(R) International Equity Index Fund
                       The One Group(R) Equity Index Fund
                    The One Group(R) Large Company Value Fund
                   The One Group(R) Large Company Growth Fund
                     The One Group(R) Asset Allocation Fund
                        The One Group(R) Income Bond Fund
                  The One Group(R) Limited Volatility Bond Fund
                     The One Group(R) Intermediate Bond Fund
                      The One Group(R) Government Bond Fund
                      The One Group(R) Government ARM Fund
                The One Group(R) Intermediate Tax-Free Bond Fund
                    The One Group(R) Ohio Municipal Bond Fund
                    The One Group(R) Texas Tax-Free Bond Fund
                The One Group(R) West Virginia Tax-Free Bond Fund
                  The One Group(R) Kentucky Municipal Bond Fund
                   The One Group(R) Arizona Tax-Free Bond Fund
                   The One Group(R) Treasury Money Market Fund
                The One Group(R) Treasury Only Money Market Fund
                  The One Group(R) Government Money Market Fund
                  The One Group(R) Tax Exempt Money Market Fund
             The One Group(R) Institutional Prime Money Market Fund

                                     PART A

         The information requested by Items 1 through 9 for the above-referenced portfolios of The One Group(R) (the "Registrant"), is hereby incorporated by reference to Post-Effective Amendment No. 35 to Part A of the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 1995.

                                The One Group(R)
                               Tax-Free Bond Fund

                           Supplement dated [    ] to
                        Prospectus dated November 1, 1995

         The name of The One Group(R) Tax-Free Bond Fund has been changed to The One Group(R) Municipal Income Fund. All references in the prospectus to The One Group(R) Tax-Free Bond Fund should be changed accordingly.

         On the Summary page under the heading "What are the Permitted Investments?" the clause at the end of the first sentence -- "and not treated as a preference item for purposes of the Federal alternative minimum tax" is deleted.

         At the end of the first paragraph under "Investment Policies -- Permissible Investments" on page 7, the following language is added:

         The Fund maintains the ability under normal conditions to invest as much as 100% of its assets in Municipal Securities issued to finance private activities whose interest is a tax preference item for purposes of the Federal alternative minimum tax for individuals. Thus, if you are subject to the Federal alternative minimum tax, a portion of your income from the Fund may not be exempt from Federal income taxes. See "Tax Status of Distributions."

         The paragraph under the heading "Miscellaneous" on page 25 is deleted and is replaced in its entirety by the following paragraph:

         The Trust believes that as of November 6, 1995, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to 96.92% of the Fiduciary Class shares of the Fund. As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

THE ONE GROUP(R) TAX-FREE BOND FUND                                   PROSPECTUS
--------------------------------------------------------------------------------

Investment Adviser:       BANC ONE INVESTMENT ADVISORS CORPORATION

The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Tax-Free Bond Fund Class A, Class B and Fiduciary Class shares.

THE ONE GROUP(R) TAX-FREE BOND FUND (THE "FUND") SEEKS CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES.

Class A and Class B shares are offered to the general public.

Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS BANK OR NON-BANK AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated November 1, 1995 has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

November 1, 1995

TABLE OF CONTENTS

SUMMARY................................................................................     3
ABOUT THE FUND.........................................................................     4
  Expense Summary......................................................................     4
  Financial Highlights.................................................................     5
  The Fund.............................................................................     7
  Investment Objective.................................................................     7
  Investment Policies..................................................................     7
HOW TO DO BUSINESS WITH THE ONE GROUP(R)...............................................     8
  How to Invest in The One Group(R)....................................................     8
  Alternative Sales Arrangements.......................................................    11
  Exchanges............................................................................    12
  Redemptions..........................................................................    12
FUND MANAGEMENT........................................................................    13
  The Adviser..........................................................................    13
  The Distributor......................................................................    14
  The Administrator....................................................................    14
  The Transfer Agent and Custodian.....................................................    15
  Counsel and Independent Accountants..................................................    15
OTHER INFORMATION......................................................................    15
  The Trust............................................................................    15
  Other Investment Policies............................................................    16
  Description of Permitted Investments.................................................    16
  Description of Ratings...............................................................    24
  Miscellaneous........................................................................    25
  Performance..........................................................................    25
  Taxes................................................................................    26

         PROSPECTUS

SUMMARY

THE ONE GROUP(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B and Fiduciary Class shares of The One Group(R) Tax-Free Bond Fund.

WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks current income exempt from Federal income taxes. See "Investment Objective."

WHAT ARE THE PERMITTED INVESTMENTS? The Fund will invest at least 80% of its total assets in securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from Federal income tax and not treated as a preference item for purposes of the Federal alternative minimum tax. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund's investments are subject to market and interest rate fluctuations which may affect the value of the Fund's shares. The Fund may only invest in select derivatives; their characteristics and limitations on their use are more fully described in "Description of Permitted Investments." There are many types of derivative securities with varying degrees of potential risk and return. See "Investment Policies."

WHO IS THE ADVISER? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Adviser of the Trust. The Adviser is entitled to a fee for advisory services provided to the Trust. The Adviser may voluntarily agree to waive a part of its fees. See "The Adviser" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared daily, and is distributed in the form of periodic dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."

                                                             PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) TAX-FREE BOND FUND

                                                                                                  FIDUCIARY
                                                                           CLASS A    CLASS B       CLASS
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...................................    4.50%        none        none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption
  proceeds, as applicable)..............................................     none       5.00%        none
Redemption Fees.........................................................     none        none        none
Exchange Fees...........................................................     none        none        none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers)(3).........................     .35%        .35%        .35%
12b-1 Fees (after fee waivers)(4).......................................     .25%        .90%        none
Other Expenses..........................................................     .25%        .25%        .25%
-----------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(5).............................................     .85%       1.50%        .60%
-----------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .45% for all classes of shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and 1.00% for Class B shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distributor."

(5) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Other expenses are based on the Fund's expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.05% for Class A Shares, 1.70% for Class B Shares and .70% for Fiduciary Class Shares.

         PROSPECTUS

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

--------------------------------------------------------------------------------

                                                          1 YEAR       3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------------------------------------
Class A                                                    $ 53          $ 71           $ 90           $ 145
Fiduciary Class                                            $  6          $ 19           $ 33           $  75

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------------------------

                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 55          $ 77           $100           $ 167
Fiduciary Class                                           $  7          $ 22           $ 39           $  87

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

--------------------------------------------------------------------------------

                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 65          $ 77           $102           $ 161
Assuming no redemption                                    $ 15          $ 47           $ 82           $ 161

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------------------------

                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 67          $ 84           $112           $ 183
Assuming no redemption                                    $ 17          $ 54           $ 92           $ 183

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the effect of such conversion.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the Securities and Exchange Commission (the "SEC") require that the maximum sales charge be reflected in the above table. However, investors of the Fund ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

FINANCIAL HIGHLIGHTS

The Trust was organized as a Massachusetts Business Trust on May 23, 1985. The Trust currently consists of 29 separate investment portfolios (the "funds"). Currently, shares in The One Group(R) Tax-Free Bond Fund are offered in three separate classes: Class A shares, Class B shares and Fiduciary Class shares.

The following tables set forth financial information with respect to the Financial Highlights for Class A, Class B and Fiduciary Class shares of the Fund for the period from commencement of operations to June 30, 1995. Such information is a part of the financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Trust, whose report on the Trust's financial statements for the year ended June 30, 1995 appears in the Statement of Additional Information. Further information about the Fund's performance is contained in the Annual Report to Shareholders, which may be obtained without charge from the Distributor by calling 1-800-480-4111 during business hours.

                                                             PROSPECTUS

THE ONE GROUP(R) TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS
For a share of each class outstanding throughout each period

                                                                            TAX-FREE BOND FUND
                                             ---------------------------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                             ---------------------------------------------------------------------------------
                                                            1995                                        1994
                                             -----------------------------------      ----------------------------------------
                                             FIDUCIARY     CLASS A      CLASS B       FIDUCIARY      CLASS A      CLASS B (A)
                                             ---------     --------     --------      ----------     --------     ------------
Net Asset Value, Beginning of Period.....    $    9.66     $  9.67       $ 9.62        $  10.11      $ 10.12         $10.10
                                             ---------     --------     --------      ----------     --------        ------
Investment Activities:
 Net Investment Income...................         0.57        0.55         0.49            0.56         0.55           0.24
 Net Realized and Unrealized Gain
   (Losses) from Investments.............         0.03        0.05         0.07           (0.42)       (0.43 )        (0.48)
                                             ---------     --------     --------      ----------     --------        ------
Total from Investment Activities.........         0.60        0.60         0.56            0.14         0.12          (0.24)
                                             ---------     --------     --------      ----------     --------        ------
Distributions
 Net Investment Income...................        (0.57)      (0.55 )      (0.49)          (0.56)       (0.54 )        (0.24)
 In Excess of Net Realized Gains.........                                                 (0.03)       (0.03 )
                                             ---------     --------     --------      ----------     --------        ------
Total Distributions......................        (0.57)      (0.55 )      (0.49)          (0.59)       (0.57 )        (0.24)
                                             ---------     --------     --------      ----------     --------        ------
Net Asset Value, End of Period...........    $    9.69     $  9.72       $ 9.69        $   9.66      $  9.67         $ 9.62
                                              ========     =======      =======       =========      =======      ===========
Total Return (Excludes Sales Charge).....         6.46%       6.21 %       5.58%           1.36%        1.34 %        (1.98)%(e)
Ratios/Supplemental Data:
 Net Assets at end of period (000).......    $ 185,916     $11,462       $8,326        $152,763      $10,725         $4,855
 Ratio of expenses to average net
   assets................................         0.56%       0.81 %       1.46%           0.54%        0.79 %         1.41%(d)
 Ratio of net investment income to
   average net assets....................         6.02%       5.76 %       5.14%           5.61%        5.44 %         4.95%(d)
 Ratio of expenses to average net
   assets*...............................         0.74%       1.09 %       1.74%           0.71%        1.06 %         1.62%(d)
 Ratio of net investment income to
   average net assets*...................         5.84%       5.48 %       4.86%           5.44%        5.17 %         4.74%(d)
 Portfolio Turnover......................        66.02%      66.02 %      66.02%         101.48%      101.48 %       101.48%


                                                      1993
                                           ---------------------------
                                           FIDUCIARY(B)   CLASS A (C)
                                           ----------     ------------
Net Asset Value, Beginning of Period.....   $  10.00         $10.06
                                           ----------        ------
Investment Activities:
 Net Investment Income...................       0.19           0.19
 Net Realized and Unrealized Gain
   (Losses) from Investments.............       0.11           0.05
                                           ----------        ------
Total from Investment Activities.........       0.30           0.24
                                           ----------        ------
Distributions
 Net Investment Income...................      (0.19)         (0.18)
 In Excess of Net Realized Gains.........
                                           ----------        ------
Total Distributions......................      (0.19)         (0.18)
                                           ----------        ------
Net Asset Value, End of Period...........   $  10.11         $10.12
                                           =========      ===========
Total Return (Excludes Sales Charge).....       5.18%(d)       6.86%(d)
Ratios/Supplemental Data:
 Net Assets at end of period (000).......   $ 40,777         $4,106
 Ratio of expenses to average net
   assets................................       0.54%(d)       0.80%(d)
 Ratio of net investment income to
   average net assets....................       5.66%(d)       5.71%(d)
 Ratio of expenses to average net
   assets*...............................       1.01%(d)       1.36%(d)
 Ratio of net investment income to
   average net assets*...................       5.19%(d)       5.15%(d)
 Portfolio Turnover......................      66.12%         66.12%

---------------
 * During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) The Fund commenced operations on February 9, 1993.
(c) Class A Shares commenced offering on February 23, 1993.
(d) Annualized.
(e) Not Annualized.

PROSPECTUS

THE FUND

The One Group(R) Tax-Free Bond Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers units of beneficial interest ("shares") in 29 separate funds and different classes of certain of the funds. This Prospectus relates to Class A, Class B and Fiduciary Class shares of The One Group(R) Tax-Free Bond Fund, which provide for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences among classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Fund is a diversified mutual fund. Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from Federal income taxes.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental or is expressly deemed to be changeable only by such a majority vote.

PERMISSIBLE INVESTMENTS

The Fund will invest at least 80% of its total assets in securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions, and the interest on which is exempt from Federal income tax and not treated as a preference item for purposes of the Federal alternative minimum tax ("Municipal Securities"). As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. For purposes of this policy "bonds" include debt instruments issued by the U.S. Treasury, U.S. government agencies and municipalities, mortgage-related securities and zero coupon obligations.

As a fundamental policy, the Fund will not invest more than 25% of its net assets in securities within a single industry including revenue bonds payable only from revenues derived from facilities or revenues within a single industry; however, the industry limitation does not apply to housing authority obligations or securities issued by governments or political subdivisions of governments. The Fund will invest, from time to time, more than 25% of its net assets in obligations of municipal housing authorities and single-family mortgage revenue bonds. The Fund does not intend to invest more than 25% of its net assets in securities of governmental units or issuers located in the same state, territory or possession of the U.S. Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from five to fifteen years. However, the Fund may shorten its average weighted maturity to as little as two years if deemed appropriate for temporary defensive purposes.

Municipal Securities, if bonds, must be rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment (for example, BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service ("Moody's")) or, if unrated, determined by the Adviser to be of comparable quality. Other Municipal Securities, such as tax-exempt commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest rating categories by at least one NRSRO at the time of investment (such as A-2 by S&P or P-2 by Moody's, with respect to tax-exempt commercial paper; SP-2 by S&P or MIG-2 by Moody's, with respect to notes; and A-2 by S&P or VMIG-2 by Moody's, with respect to variable rate demand obligations) or, if unrated, determined by the Adviser to be of comparable quality.

In addition to the permissible investments described above, the Fund also may invest in mortgage-backed securities, securities purchased on a when-issued basis and forward commitments, investment company securities, variable and floating rate notes, commercial paper, time deposits, certificates of deposit, receipts, which may include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS"), obligations of U.S. government agencies, U.S. Treasury obligations, which may include Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), bankers' acceptances, repurchase agreements, reverse repurchase agreements, restricted securities and mortgage dollar rolls. As further described under the "Description of Permitted Investments," the Fund may use the following investment instruments and/or techniques: options, futures contracts, options on futures contracts, participation interests, zero coupon obligations, swap transactions; municipal leases, securities subject to a demand feature, structured instruments, inverse floating rate instruments, and securities lending transactions.

In addition to those instruments and techniques listed above, the Fund may invest in new options, futures contracts and other financial products that may be developed, to the extent that these products are consistent with the Fund's investment objective and policies.

This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: mortgage dollar rolls, multiple class pass-through securities and collateralized mortgage obligations (CMOs and REMICs), inverse floating rate instruments, swap, cap and floor transactions, new financial products and structured instruments. These securities and limitations on their use are more fully described in the "Description of Permitted Investments."

For a description of the Fund's permitted investments and ratings, see "Description of Permitted Investments" and "Description of Ratings" and the Statement of Additional Information. For a description of permitted investments for temporary defensive purposes, see "Temporary Defensive Position." In the event a security owned by the Fund is downgraded below these rating

                                                                      PROSPECTUS
categories, the Adviser will review and take appropriate action with regard to the security.

RISK FACTORS

The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under condition of default, changes in the value of fixed income securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

Municipal Securities rated in the fourth highest rating category by an NRSRO are generally considered to be investment grade, although S&P indicates that such Municipal Securities have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of such securities to make principal and interest payments than is the case with higher grade securities.

The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The Fund intends to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force the Fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for the Fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

Certain investment management techniques that the Fund may use may expose the Fund to special risks. These include, but are not limited to, the purchase and sale of futures and options engaging in hedging transactions (including mortgage and interest rate swaps and interest rate floors and caps), making forward commitments, purchasing structured instruments, lending portfolio securities and entering into mortgage dollar rolls. These practices could expose the Fund to potentially greater risk of loss than more traditional fixed income investments.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

HOW TO DO BUSINESS WITH
THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion.

Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL

Investors may purchase Class A and Class B shares of the Fund by completing and signing an Account Application Form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The One Group(R)," to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. Subsequent purchases of shares may be made at any time by mailing a check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111.

Purchases of Fiduciary Class shares are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that

PROSPECTUS
option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN

Class A and Class B investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be waived at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before the close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Adviser. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                      SALES CHARGE    SALES CHARGE    COMMISSION
                          AS A       AS APPROPRIATE      AS A
                      PERCENTAGE OF  PERCENTAGE OF   PERCENTAGE OF
                        OFFERING       NET AMOUNT      OFFERING
 AMOUNT OF PURCHASE       PRICE         INVESTED         PRICE
--------------------- -------------  --------------  -------------
less than $50,000....     4.50%           4.71%          4.05%
$50,000 but less than
  $100,000...........     3.50%           3.63%          3.15%
$100,000 but less
  than $250,000......     2.50%           2.56%          2.25%
$250,000 but less
  than $500,000......     1.50%           1.52%          1.35%
$500,000 but less
  than $1,000,000....     1.00%           1.01%          0.90%
$1,000,000 or more...     0.00%           0.00%          0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 4.50% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Funds, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to .25% of the offering price of Class A shares of the Fund for sales of $1 million or more. However, the Distributor will be reimbursed by the person receiving such additional compensation for sales of the Fund of $1 million or more, if a Shareholder redeems any or all of the shares for which such additional compensation was paid by

                                                                      PROSPECTUS
the Distributor prior to the first anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 1.50% (the sales charge applicable to purchases of $250,000) and 1.00% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 1.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES

No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, or of an investment sub-adviser of a fund of the Trust and such sub-adviser's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisers, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; or (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

PROSPECTUS

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the Fund. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the Class B Plan (described below under "The Distributor"). The Distributor has voluntarily agreed to reduce the amount of this fee to .90% of the Fund's average daily net assets attributable to the Class B shares, for the indefinite future. This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares of the Fund will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                       CONTINGENT DEFERRED
                                        SALES CHARGE AS A
              YEAR(S)                     PERCENTAGE OF
               SINCE                      DOLLAR AMOUNT
              PURCHASE                  SUBJECT TO CHARGE
------------------------------------   --------------------
0-1.................................           5.00%
1-2.................................           4.00%
2-3.................................           3.00%
3-4.................................           3.00%
4-5.................................           2.00%
5-6.................................           1.00%
6-7.................................            None
7-8.................................            None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding

                                                                      PROSPECTUS
for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the eight-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A shares and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston,

PROSPECTUS

MA 02266-8500 or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less; (ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service. Under the Systematic Withdrawal Plan, all dividends and distributions must be reinvested in shares of the Fund. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.

Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.

If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 15 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISER

The Trust and Banc One Investment Advisors Corporation (the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Adviser is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.

On a consolidated basis, BANC ONE CORPORATION had assets of over $86 billion as of June 30, 1995.

The Adviser represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of

                                                                      PROSPECTUS
open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

Gary J. Madich, CFA, is Senior Managing Director of Fixed Income Securities. Mr. Madich joined the Adviser in February 1995. Prior to joining the Adviser, Mr. Madich was a Senior Vice President and Portfolio Manager with Federated Investors. Mr. Madich has seventeen years of investment management experience.

Patrick M. Morrissey has served as the Manager of the Fund since its inception in February 1993. Mr. Morrissey has served as a Fund Manager for the Adviser since October 1992. Mr. Morrissey has also served as Fund Manager of the Intermediate Tax-Free Bond Fund of the Trust since February 1994. From September 1986 to October 1992, Mr. Morrissey served as a Portfolio Manager at Norwest Investments and Trust.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .45% of the average daily net assets of the Fund. The Adviser may voluntarily agree to waive a part of its fees. (See "About the Fund -- Expense Summary.") These fee waivers are voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated. During the fiscal year ended June 30, 1995, the Fund paid investment advisory fees to the Adviser of .32% of the Fund's average daily net assets.

THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.

Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets. Currently, the Distributor has voluntarily agreed to limit payments under the Class B Plan to .90% of the average daily net assets of the Class B shares of the Fund.

Proceeds from the Contingent Deferred Sales Charge and the distribution and the Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

During the fiscal year ended June 30, 1995, 440 Financial Distributors, Inc., the previous distributor to the Trust, received fees aggregating .25% of the average daily net assets of Class A shares of the Fund. In addition, 440 Financial Distributors, Inc. received annualized fees of .90% of the average daily net assets of the Class B shares of the Fund.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group(R) Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), .18% of each fund's

PROSPECTUS
average daily net assets to $2 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), and .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding the Treasury Only Money Market Fund and the Government Money Market Fund). During the fiscal year ended June 30, 1995, 440 Financial, the previous Administrator to the Trust, received annualized fees of .13% of the Fund's average daily net assets.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. During the fiscal year of the Trust ended June 30, 1995, the expenses of the Fund were .81% of the average daily net assets of the Class A shares of the Fund, 1.46% of the average daily net assets of the Class B shares of the Fund on an annual basis and .56% of the average daily net assets of the Fiduciary Class shares of the Fund. These expenses would have been 1.09%, 1.74% and .74%, respectively, of the average daily net assets of such classes, but for the voluntary reduction of fees.

The Adviser and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset values of the shares of such classes.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS

Net investment income (exclusive of capital gains) is determined and declared daily, and is distributed in the form of periodic dividends to Shareholders of the Fund on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.

To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Adviser's long-term earnings expectations.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any

                                                                      PROSPECTUS

Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant such action, the Fund may invest up to 100% of its assets in money market instruments, and may hold a portion of its assets in cash for liquidity purposes.

To the extent the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

For the fiscal year ended June 30, 1995, the portfolio turnover rate for the Fund was 66.02%.

The portfolio turnover for the Fund may vary greatly from year to year, as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund, and may result in additional tax consequences to the Fund's shareholders.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities. For the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issuer shall not be deemed to be Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Fund.

U.S. TREASURY OBLIGATIONS -- The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

PROSPECTUS

STRIPS, CUBES, TRS, TIGRS and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Fund may invest up to 20% of its total assets in STRIPS, CUBES, TRS, TIGRS and CATS. See also "Taxes."

CERTIFICATES OF DEPOSIT -- Certificates of deposit are negotiable interest bearing instruments with a specific maturity. Certificates of deposit ("CDs") are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Fund will not invest more than 15% of its total assets in such time deposits and other illiquid securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

INVESTMENT COMPANY SECURITIES -- The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to the Trust by the SEC, such other investment company securities may include securities of a money market fund of the Trust, and such companies may include companies of which the Adviser or a sub-adviser to a fund of the Trust, or an affiliate of such Adviser or sub-adviser, serves as investment adviser, administrator or distributor. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicate fees. The Adviser will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust; and, to the extent required by the laws of any state in which shares of the Trust are sold, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered by the SEC to be loans under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS -- The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities, consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by the Fund under the Investment Company Act of 1940.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend up to 33% of the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the

                                                                      PROSPECTUS
securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Fund will enter into loan arrangements only with counterparties which the Adviser has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund will not subject such paper to the limitation applicable to restricted securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under Federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule is expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

- the frequency of trades and quotes for the security;

- number of dealers willing to purchase or sell the security and the number of other potential buyers;

- dealer undertakings to make a market in the security; and

- the nature of the security and the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; therefore, the Fund will not invest more than 15% of its total assets in such instruments and other illiquid securities. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges.

There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

There is no limit on the extent to which the Fund may purchase variable and floating rate instruments that are not illiquid. The Fund will purchase variable and floating rate instruments to facilitate portfolio liquidity or to permit the investment of the Fund's assets at a favorable rate of return.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The Fund may purchase securities on a when-issued basis when deemed by the Adviser to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When the Adviser purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The Fund generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 40% of the Fund's total assets, and a commitment will not exceed 180 days. The Fund will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes.

In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OPTIONS -- The Fund may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms that would permit the

PROSPECTUS
holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of the securities in the Fund (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed-income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event that paying premiums for put and call options, together with price movements in the underlying securities, are such that exercise of the options would not be profitable for the Fund, losses of the premiums paid may be offset by an increase in the value of the Fund's securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).

The Fund also may write secured put and covered call options as a means of increasing the yield on the Fund and as a means of providing limited protection against decreases in market value of the Fund.

There are risks associated with options transactions, including the following:
(i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. It is expected that the Fund will only engage in option transactions with respect to permitted investments and related indices.

Generally, the policy of the Fund, in order to avoid the exercise of an option sold by it, will be to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in the Fund's interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund, and has the effect of cancelling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers securities to the holder of a call option or liquidates securities as a source of funds to purchase securities put to the Fund, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.

During the option period, the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a covered put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away" at the strike price of the option which may be substantially below the fair market value of such security. For the covered put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a covered put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.

The SEC requires that obligations of investment companies such as the Fund, in connection with option sale positions, must comply with certain segregation or coverage requirements, which are more fully described in the Statement of Additional Information.

The Fund will only write covered call options on its securities and will limit such activities to provide that the aggregate market value of such options and the Fund's obligations under such written puts does not exceed 25% of the Fund's total assets as of the time such options are entered into by the Fund.

FUTURES CONTRACTS AND RELATED OPTIONS -- The Fund may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. The Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for Federal securities law or income tax purposes.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to "lock in" a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

Typically, investment in these contracts requires the Fund to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as "initial margin," an amount of cash or specified debt securities that initially is 1%-15% of the face amount of the contract and that

                                                                      PROSPECTUS
thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Fund must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as "variation margin."

The SEC requires that when an investment company such as the Fund effects transactions of the foregoing nature, it must either segregate cash or high quality, readily marketable Fund securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. No limitation exists on the amount of the Fund's assets that may be used to comply with such segregation or cover requirements.

The Fund also may engage in straddles and spreads with respect to 15% of its assets. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when the Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

STRUCTURED INSTRUMENTS -- The Fund may invest, from time to time, in one or more structured instruments. Structured instruments are debt securities issued by agencies of the U.S. government (such as the Student Loan Marketing Association ("Sallie Mae"), Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indexes. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.

The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payments.

While structured instruments may offer the potential for a favorable rate of return, from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. The Fund will only invest in structured securities that are consistent with the Fund's investment objective, policies and restrictions and the Adviser's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back. In addition, many structured instruments may not be registered under the Federal securities laws. In that event, the Fund's ability to resell such a structured instrument may be more limited than its ability to resell other portfolio securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of its total assets, when combined with all other illiquid investments of the Fund. Structured instruments that are registered under Federal securities laws may be treated as liquid. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

SWAPS, CAPS AND FLOORS -- In order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, the Fund may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates or other financial instruments or indexes, for both hedging and non-hedging purposes. The Fund may enter into these transactions to manage its exposure to changing interest rates and other market factors. Some transactions may reduce the Fund's exposure to market fluctuations while others may tend to increase market exposure.

Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with the Fund, the Fund may suffer a loss. To address this risk, the Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the

PROSPECTUS

Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for purposes of collateralization, as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. To protect against losses related to counterparty default, the Fund may enter into swap contracts that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for the Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after the Adviser has determined that it would be prudent to close out or offset the first swap contract.

The Fund will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in the highest or second highest rating category by at least one NRSRO at the time of investment, or, if unrated, determined by the Adviser to be of comparable quality.

The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

The staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the staff, the Fund will either treat swaps, caps and floors as being subject to its senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the staff has expressed a position with respect to swaps, caps and floors, the Fund intends to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of a mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Adviser believes that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian.

The Fund will generally limit its investments in swaps, caps and floors to 25% of its total assets.

NEW FINANCIAL PRODUCTS -- New financial products continue to be developed and the Fund may invest in such products as may be developed to the extent consistent with its investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

These various products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

The Fund will generally limit its investments in new financial products to 25% of its total assets.

MUNICIPAL SECURITIES -- The Fund may invest in Municipal Securities. Municipal Securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying

                                                                      PROSPECTUS
mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Fund will limit its investment in municipal leases to no more than 5% of total assets. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled.

The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities, possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

DEMAND FEATURES -- The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security.

The underlying municipal securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the put would only have value to the Fund. The Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, in certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible in municipal securities. The Fund will limit its put transactions to institutions that the Adviser believes present minimal credit risk.

There is no limit to the percentage of portfolio securities that may be purchased subject to a put. However, the Fund will not acquire a put which was not an integral part of the security as originally issued if such acquisition would cause the aggregate value of all such puts held in the portfolio to exceed
 1/2 of 1% of the value of the Fund's total assets. Under a "stand-by commitment," a dealer would agree to purchase, at the Fund's option, specified municipal securities at a specified price. When entering into stand-by commitments, the Fund will set aside sufficient assets invested in cash equivalent securities to pay for all stand-by commitments on their scheduled delivery dates. The Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The Fund will limit its investment in stand-by commitments to 25% of total assets.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans on single family homes, multi-family homes, mobile homes, and in some cases, commercial properties. The Fund may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency. The primary issuers or guarantors of these mortgage-backed securities are Ginnie Mae, Fannie Mae and Freddie Mac. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. The Fund also may invest in mortgage-backed securities issued by non-government entities, which consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits("REMICs") that are rated the highest or second highest rating category at least one NRSRO at the time of investment, or, if unrated, determined by the Adviser to be of comparable quality. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. The Fund will only purchase CMOs and REMICs that are backed solely by Ginnie Mae Certificates or other mortgage pass-through instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities. However, the guarantees do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates. Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

PROSPECTUS

The Fund also may invest in multiple class securities issued by U.S. government agencies and instrumentalities such as Fannie Mae, Freddie Mac and Ginnie Mae, or private issuers, including guaranteed CMOs and REMIC pass-through or participation certificates, when consistent with the Fund's investment objective, policies and limitations. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, and Ginnie Mae are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Fund does not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes, as specified in the related offering circular supplement). The Ginnie Mae guaranty is backed by the full faith and credit of the United States of America.

REMIC Certificates issued by Fannie Mae, Freddie Mac, and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

Although the Fund invests only in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, the Z-Bonds in which the Fund may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

There can be no assurance that the United States government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future.

The Fund will generally limit its investments in mortgage-backed securities to 35% of its total assets.

REGULATION OF MORTGAGE LOANS -- Mortgage loans are subject to a variety of state and Federal regulations designed to protect borrowers which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents. These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan "due on sale" clauses and state usury laws. Even though the Fund will invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, these regulations may adversely affect the Fund's investments by delay-

                                                                      PROSPECTUS
ing the Fund's receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

MORTGAGE DOLLAR ROLLS -- The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Adviser's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, the Fund proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transactions involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

PARTICIPATION INTERESTS -- The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from Federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

The Fund may invest up to 5% of its total assets in participation interests.

ZERO COUPON OBLIGATIONS -- The Fund may acquire zero coupon obligations, that have greater price volatility than coupon obligations and that will not result in the payment of interest until maturity. The Fund will purchase these obligations to permit investment of the Fund's assets at a favorable rate of return.

INVERSE FLOATING RATE INSTRUMENTS -- The Fund may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The Fund will generally limit its investments in inverse floating rate instruments to 15% of its total assets.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality respectively on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA

PROSPECTUS
issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated BBB by S&P is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

MISCELLANEOUS

The Trust believes that as of August 4, 1995, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to 95.83% of the Fiduciary Class shares of the Fund. As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.

PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

                                                                      PROSPECTUS

The Fund may also advertise a "taxable equivalent yield" which is calculated by taking into account the investor's current tax bracket. This is the yield the investor would need to earn from a taxable investment in order to realize an "after-tax" benefit equal to the tax-free yield provided by the Fund. See the Statement of Additional Information.

The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

Further information about the performance of each class of the Fund is contained in the Trust's Annual Report to Shareholders for The One Group(R) Tax-Free Bond Fund, which may be obtained without charge by calling 1-800-480-4111.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are generally excludable from a Shareholder's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for state and local taxes, both for individual and corporate Shareholders. See the Statement of Additional Information.

Current Federal law limits the types and volume of bonds qualifying for the Federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Any dividends attributable to the Fund's taxable investment income (if any) will be taxable to Shareholders as ordinary income (whether received in cash or additional shares) to the extent of the Fund's earnings and profits and will not qualify for the corporate dividends-received deduction. Any distribution of net long-term capital gains will be taxable to Shareholders as such regardless of how long the Shareholder has held shares.

Interest on indebtedness incurred or continued by a Shareholder in order to purchase shares is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisers regarding the state and local tax treatment of the dividends received from the Fund.

Sale, exchange, or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser and Sub-Administrator
Banc One Investment Advisors Corporation
774 Park Meadow Road
Columbus, OH 43271-0211

Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
Suite 1200 South
1001 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

TOG-F-101

                                The One Group(R)
                            Small Company Growth Fund

                           Supplement dated [     ] to
                        Prospectus dated November 1, 1995

         The name of The One Group(R) Small Company Growth Fund has been changed to The One Group(R) Growth Opportunities Fund. All references in the prospectus to The One Group(R) Small Company Growth Fund should be changed accordingly.

         In the second paragraph under "Investment Policies -- Permissible Investments" on page 7, the second sentence is deleted. The third sentence is revised to read as follows: "It is expected that issuers will generally include established companies with a history of above-average growth or companies that are expected to enter periods of above-average growth, and smaller companies which are positioned in emerging growth industries.

         The paragraph under the heading "Miscellaneous" on page 21 is deleted and is replaced in its entirety by the following paragraph:

         The Trust believes that as of November 6, 1995, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to approximately 79.48% of the Fiduciary Class shares of the Fund. As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

THE ONE GROUP(R) SMALL COMPANY GROWTH FUND                            PROSPECTUS
--------------------------------------------------------------------------------

Investment Adviser:       BANC ONE INVESTMENT ADVISORS CORPORATION

The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Small Company Growth Fund Class A, Class B and Fiduciary Class shares.

THE ONE GROUP(R) SMALL COMPANY GROWTH FUND (THE "FUND") SEEKS GROWTH OF CAPITAL AND, SECONDARILY, CURRENT INCOME, BY INVESTING PRIMARILY IN EQUITY SECURITIES.

Class A and Class B shares are offered to the general public.

Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS BANK OR NON-BANK AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated November 1, 1995 has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

November 1, 1995

TABLE OF CONTENTS

SUMMARY................................................................................     3
ABOUT THE FUND.........................................................................     4
  Expense Summary......................................................................     4
  Financial Highlights.................................................................     5
  The Fund.............................................................................     7
  Investment Objective.................................................................     7
  Investment Policies..................................................................     7
HOW TO DO BUSINESS WITH THE ONE GROUP(R)...............................................     8
  How to Invest in The One Group(R)....................................................     8
  Alternative Sales Arrangements.......................................................    10
  Exchanges............................................................................    11
  Redemptions..........................................................................    12
FUND MANAGEMENT........................................................................    13
  The Adviser..........................................................................    13
  The Distributor......................................................................    14
  The Administrator....................................................................    14
  The Transfer Agent and Custodian.....................................................    14
  Counsel and Independent Accountants..................................................    14
OTHER INFORMATION......................................................................    15
  The Trust............................................................................    15
  Other Investment Policies............................................................    16
  Description of Permitted Investments.................................................    16
  Description of Ratings...............................................................    20
  Miscellaneous........................................................................    21
  Performance..........................................................................    21
  Taxes................................................................................    21

         PROSPECTUS

SUMMARY

THE ONE GROUP(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B and Fiduciary Class shares of The One Group(R) Small Company Growth Fund.

WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks growth of capital and, secondarily, current income, by investing primarily in equity securities. See "Investment Objective."

WHAT ARE THE PERMITTED INVESTMENTS? The Fund will invest primarily in common stocks, but may also invest in debt securities and preferred stock that are convertible into common stock. Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other forms of investment. Accordingly, the net asset value per share of the Fund may decrease over time. The Fund may only invest in a select few derivatives; their characteristics and limitations on their use are more fully described in "Description of Permitted Investments." There are many different types of derivative securities with varying degrees of potential risk and return. See "Investment Policies."

WHO IS THE ADVISER? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Adviser of the Trust. The Adviser is entitled to a fee for advisory services provided to the Trust. The Adviser may voluntarily agree to waive a part of its fees. See "The Adviser" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares of the Fund. No compensation is paid to the Distributor for distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions of shares of the Fund may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is declared on the last Business Day of each month as a dividend for Shareholders of record as of the close of business on that day and is distributed in the form of periodic dividends to such Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."

                                                             PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) SMALL COMPANY GROWTH FUND

                                                                                                  FIDUCIARY
                                                                           CLASS A    CLASS B       CLASS
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...................................    4.50%        none        none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption
  proceeds, as applicable)..............................................     none       5.00%        none
Redemption Fees.........................................................     none        none        none
Exchange Fees...........................................................     none        none        none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees................................................     .74%        .74%        .74%
12b-1 Fees (after fee waiver)(3)........................................     .25%       1.00%        none
Other Expenses..........................................................     .32%        .32%        .32%
-----------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(4).............................................    1.31%       2.06%       1.06%
-----------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. There are no 12b-1 fees charged to Fiduciary Class shares. See "The Distributor." The 12b-1 fees include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares.

(4) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. The Adviser may voluntarily agree to waive a part of its fees. Absent the voluntary 12b-1 fee waiver, Total Operating Expenses would be 1.41% for Class A shares.

         PROSPECTUS

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

--------------------------------------------------------------------------------

                                                          1 YEAR       3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------------------------------------
Class A                                                    $ 58          $ 85           $113           $ 196
Fiduciary Class                                            $ 11          $ 34           $ 58           $ 129

Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------------------------

                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Class A                                                   $ 59          $ 88           $119           $ 206

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

--------------------------------------------------------------------------------

                                                         1 YEAR       3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period           $ 71          $ 95           $131           $ 220
Assuming no redemption                                    $ 21          $ 65           $111           $ 220

Class B shareholders do not receive a voluntary reduction in 12b-1 fees. However, after eight (8) years, Class B shares automatically convert to Class A shares, which do receive a voluntary reduction in fees. Therefore, a purchaser of Class B shares remaining in the Fund for ten (10) years would pay $220 with the voluntary reduction applicable to Class A Shareholders, and $222 absent the voluntary reduction.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the Securities and Exchange Commission (the "SEC") require that the maximum sales charge be reflected in the above table. However, investors of the Fund ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

FINANCIAL HIGHLIGHTS

The Trust was organized as a Massachusetts Business Trust on May 23, 1985. The Trust currently consists of 29 separate investment portfolios (the "funds"). Currently, shares in The One Group(R) Small Company Growth Fund are offered in three separate classes: Class A shares, Class B shares and Fiduciary Class shares.

The following tables set forth certain financial information with respect to the Financial Highlights for Class A, Class B and Fiduciary Class shares of the Fund for the period from commencement of operations of each such class of the Fund to June 30, 1995. Such information is a part of the financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Trust, whose report on the Trust's financial statements for the year ended June 30, 1995 appears in the Statement of Additional Information. Further information about the Fund's performance is contained in the Annual Report to Shareholders, which may be obtained without charge from the Distributor by calling 1-800-480-4111 during business hours.

                                                             PROSPECTUS

THE ONE GROUP(R) SMALL COMPANY GROWTH FUND
FINANCIAL HIGHLIGHTS
For a share of each class outstanding throughout each period

                                                                      SMALL COMPANY GROWTH FUND
                                     --------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                     --------------------------------------------------------------------------------------------
                                                           1995                                             1994
                                     -------------------------------------------------      -------------------------------------
                                     FIDUCIARY    CLASS A     CLASS B     SERVICE (E)       FIDUCIARY    CLASS A     CLASS B (C)
                                     ---------    --------    --------    ------------      ---------    --------    ------------
Net Asset Value,
 Beginning of Period..............   $   15.96    $  15.93    $  15.85       $15.95         $   16.96    $  16.96       $17.44
                                     ---------    --------    --------        -----         ---------    --------        -----
Investment Activities
 Net Investment Income............        0.06        0.02       (0.07)       (0.03)             0.07        0.04        (0.02)
 Net Realized and Unrealized Gains
  (Losses) from Investments.......        2.98        2.98        2.90         2.14             (0.05)      (0.08)       (1.56)
                                     ---------    --------    --------        -----         ---------    --------        -----
Total from Investment
 Activities.......................        3.04        3.00        2.83         2.11              0.02       (0.04)       (1.58)
                                     ---------    --------    --------        -----         ---------    --------        -----
Distributions
 Net Investment Income............       (0.06)      (0.01)                                     (0.07)      (0.03)       (0.01)
 In Excess of Net Investment
  Income..........................                   (0.02)                                                 (0.01)
 Net Realized Gains...............       (0.54)      (0.54)      (0.54)       (0.54)            (0.95)      (0.95)
                                     ---------    --------    --------        -----         ---------    --------        -----
Total Distributions...............       (0.60)      (0.57)      (0.54)       (0.54)            (1.02)      (0.99)       (0.01)
                                     ---------    --------    --------        -----         ---------    --------        -----
Net Asset Value, End of Period....   $   18.40    $  18.36    $  18.14       $17.52         $   15.96    $  15.93       $15.85
                                      ========     =======     =======    ==========         ========     =======    ==========
Total Return (Excludes Sales
 Charge)..........................       19.75%      19.50%      18.47%            (e)          (0.16)%     (0.52)%      (9.07)%(d)
Ratios/Supplementary Data:
 Net Assets, end of period
  (000)...........................   $ 413,518    $ 11,178    $  2,787                      $ 389,567    $  8,097       $1,131
 Ratio of expenses to average net
  assets..........................        0.98%       1.23%       1.98%        1.87%(b)          0.98%       1.22%        2.12%(b)
 Ratio of net investment income to
  average net assets..............        0.38%       0.12%      (0.63)%      (0.39)%(b)         0.42%       0.27%       (0.55)%(b)
 Ratio of expenses to average net
  assets*.........................        0.98%       1.33%       1.98%        1.87%(b)          1.03%       1.38%        2.12%(b)
 Ratio of net investment income to
  average net assets*.............        0.38%       0.02%      (0.63)%      (0.39)%(b)         0.37%       0.11%       (0.55)%(b)
 Portfolio Turnover...............      132.63%     132.63%     132.63%      132.63%            70.67%      70.67%       70.67%


                                                            1993                         1992                   1991
                                                    ---------------------      -------------------------      ---------
                                    RETIREMENT      FIDUCIARY    CLASS A       FIDUCIARY    CLASS A (A)       FIDUCIARY
                                    ----------      ---------    --------      ---------    ------------      ---------
Net Asset Value,
 Beginning of Period..............    $17.47        $   14.54     $14.54       $   12.92       $16.53          $ 12.14
                                       -----        ---------    --------      ---------        -----         ---------
Investment Activities
 Net Investment Income............     (0.01)            0.06       0.03            0.09         0.01             0.21
 Net Realized and Unrealized Gains
  (Losses) from Investments.......     (1.50)            2.99       3.00            1.87        (1.99)            0.92
                                       -----        ---------    --------      ---------        -----         ---------
Total from Investment
 Activities.......................     (1.51)            3.05       3.03            1.96        (1.98)            1.13
                                       -----        ---------    --------      ---------        -----         ---------
Distributions
 Net Investment Income............     (0.01)           (0.06)     (0.04)          (0.08)       (0.01)           (0.21)
 In Excess of Net Investment
  Income..........................
 Net Realized Gains...............                      (0.57)     (0.57)          (0.26)                        (0.14)
                                       -----        ---------    --------      ---------        -----         ---------
Total Distributions...............     (0.01)           (0.63)     (0.61)          (0.34)       (0.01)           (0.35)
                                       -----        ---------    --------      ---------        -----         ---------
Net Asset Value, End of Period....    $15.95        $   16.96     $16.96       $   14.54       $14.54          $ 12.92
                                    =========        ========    =======        ========    ==========        ========
Total Return (Excludes Sales
 Charge)..........................     (8.64)%(d)       21.36%     21.70%          15.15%      (34.00)%(b)        9.85%
Ratios/Supplementary Data:
 Net Assets, end of period
  (000)...........................    $   35        $ 232,898     $5,757       $ 131,533       $   84          $53,831
 Ratio of expenses to average net
  assets..........................      1.91%(b)         0.89%      1.11%           0.75%        1.31%(b)         0.45%
 Ratio of net investment income to
  average net assets..............     (0.36)%(b)        0.41%      0.25%           0.51%        0.12%(b)         1.75%
 Ratio of expenses to average net
  assets*.........................      1.91%(b)         1.11%      1.48%           1.23%        1.50%(b)         1.19%
 Ratio of net investment income to
  average net assets*.............     (0.36)%(b)        0.19%     (0.12)%          0.03%       (0.07)%(b)        1.01%
 Portfolio Turnover...............     70.67%           64.64%     64.64%          42.77%       42.77%           68.83%

---------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced offering on February 18, 1992.
(b) Annualized.
(c) Class B Shares commenced offering on January 14, 1994.
(d) Not Annualized.
(e) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1994, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no Shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.12%.

PROSPECTUS

THE FUND

The One Group(R) Small Company Growth Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers units of beneficial interest ("shares") in 29 separate funds and different classes of certain of the funds. This Prospectus relates to the Class A, Class B and Fiduciary Class shares of The One Group(R) Small Company Growth Fund which provide for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences among classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Fund is a diversified mutual fund. Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111.

INVESTMENT OBJECTIVE

The Fund seeks growth of capital and, secondarily, current income, by investing primarily in equity securities.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental or is expressly deemed to be changeable only by such a majority vote.

PERMISSIBLE INVESTMENTS

The Fund will, under normal conditions, invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The Fund may also enter into futures contracts, provided that the value of these contracts does not exceed 25% of the Fund's total assets. In addition, the Fund may write covered call options on securities it owns and enter into related closing purchase transactions when such activity will further the Fund's investment objective, and may also engage in other options transactions in furtherance of its investment objective. The balance of the Fund's assets will be held in cash equivalents rated within one of the rating categories assigned by at least one nationally recognized statistical rating organization ("NRSRO"), which categories are described below in "Description of Ratings," at the time of investment or, if unrated, to be of comparable quality.

The Fund will invest in issues which are identified and selected based on the potential to produce above-average earnings growth per share over a one-to-three year period. Under normal market conditions, at least 65% of the Fund's assets will consist of the securities of issuers with a market capitalization of $1.5 billion or less. Issuers include medium-sized, established companies with a history of above-average growth or companies that are expected to enter periods of above-average growth, and smaller companies which are positioned in emerging growth industries. The Fund may invest in securities listed on a stock exchange as well as those traded over-the-counter. The Adviser, in its discretion, may purchase securities of companies which do not pay dividends but which are believed to have superior growth potential.

In addition to the permissible investments described above, the Fund may invest in U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), receipts, including Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS"), certificates of deposit, time deposits, U.S. government agency securities, repurchase agreements, reverse repurchase agreements, securities of other investment companies, when-issued securities, forward commitments, options, futures contracts, and options on futures contracts. The Fund may also invest in variable and floating rate notes, bankers' acceptances, commercial paper and securities of foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs"). The Fund may also engage in securities lending transactions. All of the Fund's investments, where applicable, must possess one of the ratings described below in the "Description of Ratings" at the time of investment or, if unrated, to be of comparable quality.

This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts and options on futures contracts. These securities and limitations on their use are more fully described in the "Description of Permitted Investments."

For a description of the Fund's permitted investments, see "Description of Permitted Investments." For a description of permitted investments for temporary defensive purposes, see "Temporary Defensive Position."

RISK FACTORS

Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value.

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate.

Certain investment management techniques that the Fund may use, such as the purchase and sale of futures, options and forward commitments, could expose the Fund to potentially greater risk of loss than more traditional equity investments.

Investments in securities of foreign issuers may involve greater risks than are present in U.S. investments. In general, issuers in many foreign countries are not subject to accounting, auditing and

                                                                      PROSPECTUS
financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. There is generally less information publicly available about, and less regulation of, foreign issuers than U.S. companies. Transaction costs are generally higher for investments in foreign issuers. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could adversely affect the liquidity of the Fund. In addition, with respect to some foreign countries, there are the possibilities of expropriation or confiscatory taxation, the imposition of additional taxes or tax withholding, limitations on the removal of securities, property or other assets of the Fund, political or social instability, and diplomatic developments, which could affect the value of investments in those countries.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

HOW TO DO BUSINESS WITH

THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL

Investors may purchase Class A and Class B shares of the Fund by completing and signing an Account Application Form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The One Group(R)," to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. Subsequent purchases of shares may be made at any time by mailing a check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111.

Purchases of Fiduciary Class shares and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or their Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN

Class A and Class B investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be waived at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account, which would reduce the investor's return from an investment in the Fund.

FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which shares of the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R)'s Fund-Direct IRA is a retirement plan with a wide choice of investments, offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before the close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited

PROSPECTUS
to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Adviser. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution fees and expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors and investors in certain retirement plans, and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing the shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                      SALES CHARGE    SALES CHARGE    COMMISSION
                          AS A       AS APPROPRIATE      AS A
                      PERCENTAGE OF  PERCENTAGE OF   PERCENTAGE OF
                        OFFERING       NET AMOUNT      OFFERING
 AMOUNT OF PURCHASE       PRICE         INVESTED         PRICE
--------------------- -------------  --------------  -------------
less than $50,000....     4.50%           4.71%          4.05%
$50,000 but less than
  $100,000...........     3.50%           3.63%          3.15%
$100,000 but less
  than $250,000......     2.50%           2.56%          2.25%
$250,000 but less
  than $500,000......     1.50%           1.52%          1.35%
$500,000 but less
  than $1,000,000....     1.00%           1.01%          0.90%
$1,000,000 or more...     0.00%           0.00%          0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commission shown above. The maximum cash compensation payable by the Distributor as a sales charge is 4.50% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to .50% of the offering price of Class A shares of the Fund for sales of $1 million or more. However, the Distributor will be reimbursed by the person receiving such additional compensation for sales of the Fund of $1 million or more, if a Shareholder redeems any or all of the shares for which such additional compensation was paid by the Distributor prior to the first year anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their

                                                                      PROSPECTUS
minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds of the Trust that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 1.50% (the sales charge applicable to purchases of $250,000) and 1.00% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 1.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES

No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, or of an investment sub-adviser of a fund of the Trust and such sub-adviser's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and to certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisers, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; or (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the Fund. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the Class B Plan (described below under "The Distributor"). This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents

PROSPECTUS
for selling Class B shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                      CONTINGENT DEFERRED
                                       SALES CHARGE AS A
              YEAR(S)                    PERCENTAGE OF
               SINCE                     DOLLAR AMOUNT
             PURCHASE                  SUBJECT TO CHARGE
-----------------------------------   --------------------
0-1................................           5.00%
1-2................................           4.00%
2-3................................           3.00%
3-4................................           3.00%
4-5................................           2.00%
5-6................................           1.00%
6-7................................            None
7-8................................            None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the eight-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

                                                                      PROSPECTUS

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less; (ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures.

PROSPECTUS

Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service. Under the Systematic Withdrawal Plan, all dividends and distributions must be reinvested in shares of the Fund. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.

Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date. In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 15 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISER

The Trust and Banc One Investment Advisors Corporation (the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Adviser is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.

On a consolidated basis, BANC ONE CORPORATION had assets of over $86 billion as of June 30, 1995.

The Adviser represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund"). Prior to January 1993, Bank One, Milwaukee, NA served as investment adviser to the Fund. Bank One, Milwaukee, NA is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION.

Richard R. Jandrain, III, has managed the Small Company Growth Fund since October 1994. Mr. Jandrain also managed the Fund from 1990 to 1993. Mr. Jandrain also serves as the Senior Managing Director of Equity Securities for the Adviser and in this capacity is responsible for the development and implementation of the equity investment policies of the Adviser. Mr. Jandrain has over 18 years of investment experience and has served in various investment management positions with the Adviser and its affiliates for the past five years.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the Fund. The Adviser may voluntarily agree to waive a part of its fees. (See "About the Fund -- Expense Summary.") These fee waivers would be voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated. The total compensation to the Adviser for investment advisory and sub-administration services exceeds 0.75%, which is considered by the SEC staff to be higher than such fees paid by most other mutual funds. However, the Adviser believes it is comparable to compensation paid by other mutual funds having similar investment objectives and policies. During the fiscal year

                                                                      PROSPECTUS
ended June 30, 1995, the Fund paid investment advisory fees to the Adviser of .74% of the Fund's average daily net assets.

THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of the Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.

Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

During the fiscal year ended June 30, 1995, 440 Financial Distributors, Inc., the previous distributor to the Trust, received fees aggregating .25% of the average daily net assets of the Class A shares of the Fund. In addition, 440 Financial Distributors, Inc. received annualized fees of 1.00%of the average daily net assets of the Class B shares of the Fund.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group(R) Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties for which the Adviser receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), .18% of each fund's average daily net assets to $2 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), and
 .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding the Treasury Only Money Market Fund and the Government Money Market
Fund). During the fiscal year ended June 30, 1995, 440 Financial, the previous Administrator to the Trust, received annualized fees of .17% of the Fund's average daily net assets.

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

PROSPECTUS

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any Fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. During the fiscal year of the Trust ended June 30, 1995, the total operating expenses of the Fund were 1.23% of the average daily net assets of the Class A shares of the Fund, 1.98% of the average daily net assets of the Class B shares of the Fund on an annual basis and .98% of the average daily net assets of the Fiduciary Class shares of the Fund. These expenses would have been 1.33% of the average daily net assets of the Class A shares but for the voluntary reduction of the 12b-1 fees.

The Adviser and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the different distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset values of the shares of such classes.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the Fund is declared on the last Business Day of each month as a dividend for Shareholders of record as of the close of business on that day and is distributed in the form of periodic dividends to such Shareholders of the Fund on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distribution receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the subaccount) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.") Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

                                                                      PROSPECTUS

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant such action, the Fund may invest up to 100% of its assets in cash equivalents (including securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $1 billion as of the end of their most recent fiscal year, commercial paper rated in one of the two highest short-term rating categories by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality, variable amount master demand notes and bank money market deposit accounts), and may hold cash for liquidity purposes.

To the extent the Fund is engaged in a temporary defensive position, the Fund will not be pursuing its investment objective.

For a further description of the Fund's permitted investments, see "Description of Permitted Investments" and the Statement of Additional Information, and for a description of ratings, see "Description of Ratings."

PORTFOLIO TURNOVER

The Fund may engage in short-term trading, which involves selling securities that have been held for a short period of time in order to increase the potential for capital appreciation and/or income of the Fund or to take advantage of a temporary disparity in the normal price or yield relationship between two securities or changes in market, industry or company conditions or outlook. Any such trading would increase a portfolio's turnover rate and its transaction costs.

The Adviser will choose brokers by judging professional ability, quality of service and reasonableness of commissions. Higher commissions may be paid to those firms that provide research, superior execution and other services. The Adviser may use any such research information in managing the assets of the Fund.

For the fiscal year ended June 30, 1995, the portfolio turnover rate for the Fund was 132.63%. The portfolio turnover rate for the Fund may vary greatly from year to year, as well as within a particular year. The portfolio turnover of the Fund was greater in the fiscal year ended June 30, 1995 due to an effort to increase the underlying growth rate of the stocks in the portfolio. This resulted in a complete restructuring of the technology and financial sectors and an increased portfolio turnover rate.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's Shareholders.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. These restrictions apply to 75% of the Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Fund.

The Fund invests in common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and convertible securities only if they are listed on registered exchanges or actively traded in the over-the-counter market, except that the Fund may invest up to 5% of its assets in restricted securities.

U.S. TREASURY OBLIGATIONS -- The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing

PROSPECTUS
ownership and maintains the register. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRS, TIGRS and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Fund may invest up to 20% of its total assets in STRIPS, CUBES, TRS, TIGRS and CATS. See also "Taxes."

CERTIFICATES OF DEPOSIT -- Certificates of deposit are negotiable interest bearing instruments with a specific maturity. Certificates of deposit ("CDs") are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Fund will not invest more than 15% of its total assets in such time deposits and other illiquid securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CONVERTIBLE SECURITIES -- Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

INVESTMENT COMPANY SECURITIES -- The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to the Trust by the SEC, such other investment company securities may include securities of a money market fund of the Trust, and such companies may include companies of which the Adviser or a sub-adviser to a fund of the Trust, or an affiliate of such Adviser or sub-adviser, serves as investment adviser, administrator or distributor. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust; and, to the extent required by the laws of any state in which shares of the Trust are sold, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered by the SEC to be loans under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS -- The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities, consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the Investment Company Act of 1940.

                                                                      PROSPECTUS

SECURITIES LENDING -- In order to generate additional income, the Fund may lend up to 33% of the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Fund will enter into loan arrangements only with counterparties which the Adviser has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund will not subject such paper to the limitation applicable to restricted securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under Federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule is expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

- the frequency of trades and quotes for the security;

- the number of dealers willing to purchase or sell the security and the number of other potential buyers;

- dealer undertakings to make a market in the security; and

- the nature of the security and the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; therefore, the Fund will not invest more than 15% of its total assets in such instruments and other illiquid securities. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing rates. The Fund will not invest more than 5% of its total assets in variable rate master demand notes.

There is no limit on the extent to which the Fund may purchase variable and floating rate instruments that are not illiquid. The Fund will purchase variable and floating rate instruments to facilitate portfolio liquidity or to permit the investment of the Fund's assets at a favorable rate of return.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The Fund may purchase securities on a when-issued basis when deemed by the Adviser to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When the Adviser purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The Fund generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund's total assets, and a commitment will not exceed 90 days. The Fund will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes.

In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may

PROSPECTUS
dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OPTIONS -- The Fund may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms that would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase
(sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of the securities in the Fund (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed-income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event that paying premiums for put and call options, together with price movements in the underlying securities, are such that exercise of the options would not be profitable for the Fund, losses of the premiums paid may be offset by an increase in the value of the Fund's securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).

The Fund also may write secured put and covered call options as a means of increasing the yield on the Fund and as a means of providing limited protection against decreases in market value of the Fund.

There are risks associated with options transactions, including the following:
(i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. It is expected that the Fund will only engage in option transactions with respect to permitted investments and related indices.

Generally, the policy of the Fund, in order to avoid the exercise of an option sold by it, will be to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in the Fund's interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers securities to the holder of a call option or liquidates securities as a source of funds to purchase securities put to the Fund, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.

During the option period, the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a covered put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away" at the strike price of the option which may be substantially below the fair market value of such security. For the covered put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a covered put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.

The SEC requires that obligations of investment companies such as the Fund, in connection with option sale positions, must comply with certain segregation or coverage requirements, which are more fully described in the Statement of Additional Information.

The Fund will only write covered call options on its securities and will limit such activities to provide that the aggregate market value of such options and the Fund's obligations under such written puts does not exceed 25% of the Fund's total net assets as of the time such options are entered into by the Fund.

FUTURES CONTRACTS AND RELATED OPTIONS -- The Fund may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. The Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for Federal securities law or income tax purposes. However, the Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's total assets.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to "lock in" a return or spread on a

                                                                      PROSPECTUS
particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

Typically, investment in these contracts requires the Fund to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as "initial margin," an amount of cash or specified debt securities which initially is 1%-15% of the face amount of the contract and that thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Fund must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as "variation margin."

The SEC requires that when an investment company such as the Fund effects transactions of the foregoing nature, it must either segregate cash or high quality, readily marketable portfolio securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. No limitation exists on the amount of the Fund's assets that may be used to comply with such segregation or cover requirements.

The Fund also may engage in straddles and spreads with respect to 5% of its assets. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when the Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

SECURITIES OF FOREIGN ISSUERS -- The Fund may invest in securities of foreign issuers to achieve income or capital appreciation. Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. The Fund may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored ADRs, which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs. ADRs include American Depository Shares and New York Shares.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of S&P's and Moody's corporate bond ratings have been published by S&P and Moody's, respectively.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA

PROSPECTUS
issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

MISCELLANEOUS

The Trust believes that as of August 4, 1995 BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to approximately 83.01% of the Fiduciary Class shares of the Fund. As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.

PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Trust will include information on all classes of the Fund in any advertisement or information containing performance data for the Fund. The performance of Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

Further information about the performance of each class of the Fund is contained in the Trust's Annual Report to Shareholders for The One Group(R) Small Company Growth Fund, which may be obtained without charge by calling 1-800-480-4111.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

                                                                      PROSPECTUS

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisers for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisers regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers . The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange, or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser and Sub-Administrator
Banc One Investment Advisors Corporation
774 Park Meadow Road
Columbus, OH 43271-0211

Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
Suite 1200 South
1001 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

TOG-F-110

                                THE ONE GROUP(R)

                CROSS REFERENCE SHEET FOR EACH OFFERED PROSPECTUS

Form N-1A Part A Item                          Prospectus Caption
---------------------                          ------------------
1.   Cover Page . . . . . . . . . . . . . .    Cover Page

2.   Synopsis . . . . . . . . . . . . . . .    Expense Summary

3.   Financial Highlights . . . . . . . . .    Financial Highlights

4.   General Description
      of Registrant . . . . . . . . . . . .    Investment Objective; Investment
                                               Policies; Other Information; How
                                               To Do Business with The One
                                               Group(R); Other Investment
                                               Policies; Description of
                                               Permitted Investments

5.   Management of the Fund . . . . . . . .    Fund Management; The Adviser; The
                                               Administrator; The Distributor;
                                               Other Information

6.   Capital Stock and Other
      Securities  . . . . . . . . . . . . .    Investment Objective; Investment
                                               Policies; How To Do Business with
                                               The One Group(R); Other
                                               Information

7.   Purchase of Securities . . . . . . . .    How To Do Business with The One
      Being Offered . . . . . . . . . . . .    Group(R)

8.   Redemption or Repurchase . . . . . . .    How To Do Business with The One
                                               Group(R)

9.   Pending Legal Proceedings  . . . . . .    Inapplicable

THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND                        PROSPECTUS

Investment Adviser:  BANC ONE INVESTMENT ADVISORS CORPORATION

The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Louisiana Municipal Bond Fund Class A, Class B and Fiduciary Class shares.

THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND (THE "FUND") SEEKS CURRENT INCOME BOTH CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND EXEMPT FROM FEDERAL INCOME TAX AND LOUISIANA INCOME TAX.

Class A and Class B shares are offered to the general public.

Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS BANK OR NON-BANK AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated [______________] has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[_______________]

TABLE OF CONTENTS

SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
ABOUT THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Expense Summary  . . . . . . . . . . . . . . . . . . . . . . .
         The Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .
         Investment Objective . . . . . . . . . . . . . . . . . . . . .
         Investment Policies  . . . . . . . . . . . . . . . . . . . . .
HOW TO DO BUSINESS WITH THE ONE GROUP(R)  . . . . . . . . . . . . . . .
         How to Invest in The One Group(R)  . . . . . . . . . . . . . .
         Alternative Sales Arrangements . . . . . . . . . . . . . . . .
         Exchanges  . . . . . . . . . . . . . . . . . . . . . . . . . .
         Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . .
FUND MANAGEMENt . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Adviser  . . . . . . . . . . . . . . . . . . . . . . . . .
         The Distributor  . . . . . . . . . . . . . . . . . . . . . . .
         The Administrator  . . . . . . . . . . . . . . . . . . . . . .
         The Transfer Agent and Custodian . . . . . . . . . . . . . . .
         Counsel and Independent Accountants  . . . . . . . . . . . . .
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .
         The Trust  . . . . . . . . . . . . . . . . . . . . . . . . . .
         Other Investment Policies  . . . . . . . . . . . . . . . . . .
         Description of Permitted Investments . . . . . . . . . . . . .
         Description of Ratings . . . . . . . . . . . . . . . . . . . .
         Performance  . . . . . . . . . . . . . . . . . . . . . . . . .
         Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . .

SUMMARY

The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about Class A, Class B and Fiduciary Class shares of The One Group(R) Louisiana Municipal Bond Fund.

WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks current income both consistent with the preservation of principal and exempt from Federal income tax and Louisiana income tax. See "Investment Objective."

WHAT ARE THE PERMITTED INVESTMENTS? As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in investment grade municipal securities issued by or on behalf of the State of Louisiana and its political subdivisions, agencies and instrumentalities, the interest on which is exempt from both Federal income tax and Louisiana state income tax. The Fund's investments are subject to market and interest rate fluctuations which may affect the value of the Fund's shares. The Fund is a non-diversified mutual fund. See "Investment Policies." The Fund may only invest in select derivatives; their characteristics and limitations on their use are more fully described in "Description of Permitted Investments." There are many types of derivative securities with varying degrees of potential risk and return. Investment in the Fund involves special risk considerations. See "Investment Policies--Risk Factors."

WHO IS THE ADVISER? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Adviser of the Trust. The Adviser is entitled to a fee for advisory services provided to the Trust. The Adviser may voluntarily agree to waive a part of its fees. See "The Adviser" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is determined and declared daily, and is distributed in the form of periodic dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."

ABOUT THE FUND


EXPENSE SUMMARY--THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND

                                                                                 FIDUCIARY
                                                        CLASS A       CLASS B      CLASS
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) .............       4.50%         none          none
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price
  or redemption proceeds, as applicable) .........       none          5.00%         none
Redemption Fees ..................................       none          none          none
Exchange Fees ....................................       none          none          none

ANNUAL OPERATING EXPENSES(2)
 (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers)(3) ..       .40%          .40%          .40%
12b-1 Fees (after fee waivers)(4) ................       .25%          .90%          None
Other Expenses ...................................       .31%          .31%          .31%

TOTAL OPERATING EXPENSES(3) ......................       .96%          1.61%         .71%


(1) A person who purchases shares through an account with a financial institution or broker-dealer may be charged separate transaction fees by the financial institution or broker-dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees and Total Operating Expenses reflect fee waivers effective as of the date of this Prospectus. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares, and Total Operating Expenses would be 1.26% for Class A shares, 1.91% for Class B shares and .91% for Fiduciary Class shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and 1.00% for Class B shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Class A shares of the Fund. See "The Distributor."

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales load for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

                                           1 YEAR           3 YEARS

Class A                                    $54              $74
Fiduciary Class                            $7               $23


Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

                                           1 YEAR           3 YEARS

Class A                                    $57              $83
Fiduciary Class                            $9               $29


EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares of the Fund, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

                                           1 YEAR           3 YEARS

Assuming a complete redemption at
 end of period                             $66              $81
Assuming no redemption                     $16              $51


Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

                                           1 YEAR           3 YEARS
Assuming a complete redemption at
 end of period                             $69              $90
Assuming no redemption                     $19              $60


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the Securities and Exchange Commission (the "SEC") require that the maximum sales charge be reflected in the above tables. However, investors in the Fund ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE FUND

The One Group(R) Louisiana Municipal Bond Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers units of beneficial interest ("shares") in 32 separate funds and different classes of certain of the funds. This Prospectus relates to Class A, Class B and Fiduciary Class shares of The One Group(R) Louisiana Municipal Bond Fund, which provide for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences among classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Fund is a non-diversified mutual fund. Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219, or by calling 1-800-480-4111.

INVESTMENT OBJECTIVE

The Fund seeks current income both consistent with the preservation of principal and exempt from Federal income tax and Louisiana income tax.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental or is expressly deemed to be changeable only by such a majority vote.

The Fund will, as a matter of fundamental policy, invest at least 80% of its net assets in investment grade municipal securities issued by or on behalf of the State of Louisiana and its political subdivisions, agencies and instrumentalities, the interest on which is exempt from both Federal income tax and Louisiana state income tax. It is anticipated that the Fund normally will invest in long-term municipal securities and that the Fund's average weighted maturity will, under normal conditions, range between 5 and 15 years, although the Fund may invest in securities of any maturity. For purposes of the foregoing policy, "municipal securities" include debt instruments issued by the U.S. Treasury and U.S. Government agencies and municipalities and zero coupon obligations. The municipal securities in which the Fund invests may carry fixed rates of return or have floating or variable rates.

Although the Fund intends to invest all of its assets in the municipal securities described above, up to 20% of its net assets may be held in cash or invested in municipal securities of other states, short-term taxable investments including repurchase agreements, U.S. Government Securities or other cash equivalents and Louisiana municipal securities such as "private activity" bonds the interest on which may be treated as a tax preference item under the Federal alternative minimum tax for individuals. Thus, a portion of your income from the Fund may not be exempt from Federal alternative minimum and/or Louisiana state income taxes. See "Tax Status of Distributions."

The Fund may invest its assets in: (i) general obligation bonds; (ii) revenue bonds, including industrial development revenue bonds; (iii) short-term municipal securities of all types, including tax anticipation notes, revenue anticipation notes and bond anticipation notes; and (iv) certificates of participation in a pool of municipal securities held by a bank or other financial institution, the interest from which is, in the opinion of counsel to the issuer, exempt from Federal and Louisiana income tax. As a matter of nonfundamental policy, at least 50% of the Fund's total assets will be invested in escrow secured bonds and bonds insured as to principal and interest.

All bonds purchased by the Fund must be investment grade, which means they must be rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment (for example, BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Service ("Moody's")) or, if unrated, determined by the Adviser to be of comparable quality. The Fund may also invest in short-term tax-exempt municipal securities rated at least MIG-3 (VMIG-3) by Moody's or SP-2 by S&P, or, if unrated, determined by the Adviser to be of comparable quality. Securities rated Baa, BBB, MIG-3 (VMIG-3) and SP-2 may have speculative elements as well as investment grade characteristics.

In order to enhance the liquidity, stability, or quality of a municipal security meeting the standards described above, the Fund may acquire the right to sell the security to another party at a guaranteed price and date. These rights may be referred to as puts, demand features, or standby commitments, depending on their characteristics, and may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Fund. In considering whether a security meets the Fund's quality standards, the Fund will look to the creditworthiness of the party providing the Fund with the right to sell as well as the quality of the security itself.

PERMISSIBLE INVESTMENTS

In addition to the permissible investments described above, the Fund also may invest in securities purchased on a when-issued basis and forward commitments, variable and floating rate notes, commercial paper, time deposits, certificates of deposit, receipts, which may include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS"), U.S. Treasury obligations, which may include Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), bankers' acceptances, repurchase agreements, reverse repurchase agreements and securities of other investment companies. The Fund also may invest in options, futures contracts, options on futures contracts, securities subject to demand features, zero coupon obligations, swap transactions, structured instruments, municipal leases and participation interests. The Fund also may engage in securities lending transactions.

In addition to those instruments and techniques listed above, the Fund may invest in new options, futures contracts and other financial products that may be developed to the extent that these products are consistent with the Fund's investment objective and policies.

This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts, options on futures contracts, swap, cap and floor transactions, new financial products and structured instruments. These securities and limitations on their use are more fully described in the "Description of Permitted Investments."

For a description of the Fund's permitted investments and ratings, see "Description of Permitted Investments," "Description of Ratings" and the Statement of Additional Information. For a description of permitted investments for temporary defensive purposes, see "Temporary Defensive Position." In the event a security owned by the Fund is downgraded below the rating categories described above, the Adviser will review the reclassification and take appropriate action with regard to the security.

DIVERSIFICATION AND CONCENTRATION

The Fund is a "non-diversified" investment company and, accordingly, is not limited in the proportion of its assets that may be invested in securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund, along with satisfying other requirements, will limit its investments so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets will be invested in cash, cash items, U.S. government securities and other securities that are, for purposes of this requirement, limited in respect of a single issuer to an amount not greater in market value than 5% of the market value of its total assets and to not more than 10% of the outstanding voting securities of a single issuer; and (ii) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer. Because of the relatively small number of issuers of Louisiana municipal securities, the Fund may invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the Fund if the issuer were unable to make interest or principal payments or if the market value of such securities were to decline and, consequently, may cause greater fluctuation in the net asset value of the Fund's shares.

As a matter of nonfundamental policy, the Fund will not concentrate in any industry. However, the Fund may invest up to 25% of its total assets in revenue securities that are based, directly or indirectly, on the credit of private entities in any one industry.

RISK FACTORS

The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under condition of default, changes in the value of fixed income securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

Certain investment techniques that the Fund may use may expose the Fund to special risks. These include, but are not limited to, engaging in hedging transactions (including interest rate swaps, caps and floors), purchasing and selling futures and options, making forward commitments, purchasing structured instruments and lending portfolio securities. These practices could expose the Fund to potentially greater risk of loss than more traditional fixed income investments.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

SPECIAL CONSIDERATIONS RELATED TO LOUISIANA MUNICIPAL SECURITIES.

The Fund is more susceptible to factors adversely affecting issuers of Louisiana municipal securities than is a comparable municipal bond fund that is not concentrated in these issuers to this degree. Although it has recovered in recent years, Louisiana experienced severe financial difficulties in the late nineteen-eighties and continues to face the risks associated with a non-diversified economy. In particular, the significance of the oil and gas industry in Louisiana's economy has resulted in financial difficulties during unfavorable markets for oil and gas products and in financial benefits during favorable markets. Louisiana's general obligation bonds were rated as high as Aa by Moody's and AA by S&P, respectively, in 1984. The decline in oil prices affected the state through a loss of severance taxes and royalties, which together peaked at 26% of state governmental revenues in fiscal year 1982-1983 compared with 4.3% in fiscal year 1993-1994. Indirectly the decline in economic activity also affected the state's collection of various excise taxes. As a result, during the period from fiscal year 1987-1988 through fiscal year 1993- 1994, Louisiana experienced operating budget deficits in three of the seven fiscal years, and its bonds were downgraded to Baa1/BBB+. After eliminating its deficit through the issuance of long-term bonds in 1988, the state has maintained positive ending General Fund balances through fiscal year 1993-1994. The State forecasts for fiscal year 1995-1996 indicate a potential revenue shortfall of $192 million in order to continue State operations in fiscal year 1995-1996 at current levels. The State's budget projections may also be impacted by certain matters relating to the Medicaid program. However, the State is presently negotiating with the U.S. Secretary of Health and Human Services for a waiver proposal providing for a phase-in of a managed care program which utilizes a capitated payment system. S&P upgraded the state's bond rating to A in 1990. If either Louisiana or any of its local governmental entities is unable to meet its financial obligations, the income derived by the Fund, the Fund's net asset value, the ability to preserve or realize appreciation of the Fund's capital or the Fund's liquidity could be adversely affected. As a result of potential budget problems in fiscal year 1995-1996, S&P lowered Louisiana's rating to A minus from A.

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group Services Company, by mail, by telephone, or by wire. Shares also may be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL

Investors may purchase Class A and Class B shares of the Fund by completing and signing an Account Application Form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The One Group(R)," to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. Subsequent purchases of shares may be made at any time by mailing a check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111.

Purchases of Fiduciary Class shares are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN

Class A and Class B investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be waived at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Fund.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected, plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares also may be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Adviser. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent, the Distributor, the Adviser nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A

Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                             Sales Charge     Sales Charge
                                                 as a        as Appropriate
                                              Percentage     Percentage of     Commission as a
        Amount of                            of Offering      Net Amount       Percentage of
        Purchase                                 Price          Invested        Offering Price
        ---------                            ------------    --------------    ---------------
        less than $50,000                        4.50%            4.71%              4.05%

        $50,000 but less than $100,000           3.50%            3.63%              3.15%

        $100,000 but less than $250,000          2.50%            2.56%              2.25%

        $250,000 but less than $500,000          1.50%            1.52%              1.35%

        $500,000 but less than $1,000,000        1.00%            1.01%              0.90%

        $1,000,000 or more                       0.00%            0.00%              0.00%


The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 4.50% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to .25% of the offering price of Class A shares of the Fund for sales of $1 million or more. However, the Distributor will be reimbursed by the person receiving such additional compensation for sales of the Fund of $1 million or more, if a Shareholder redeems any or all of the shares for which such additional compensation was paid by the Distributor prior to the first year anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Code, and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age(s) of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, an investor may reduce the sales charge by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 1.50% (the sales charge applicable to purchases of $250,000) and 1.00% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 1.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES

No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, or of an investment sub-adviser of a fund of the Trust and such sub-adviser's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisers, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; or (x) directly purchased with the proceeds of a distribution on a bond for which a Banc One Corporation affiliate bank or trust company is the Trustee or Paying Agent.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the Fund. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the Class B Plan (described below under "The Distributor"). The Distributor has voluntarily agreed to reduce the amount of this fee to .90% of the Fund's average daily net assets attributable to the Class B shares, for the indefinite future. This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                                        CONTINGENT DEFERRED
                                                          SALES CHARGE AS A
YEAR(S)                                                       PERCENTAGE OF
SINCE                                                         DOLLAR AMOUNT
PURCHASE                                                  SUBJECT TO CHARGE
--------                                                -------------------
0-1   . . . . . . . . . . . . . . . . . . . . . . . .                 5.00%
1-2 . . . . . . . . . . . . . . . . . . . . . . . . .                 4.00%
2-3   . . . . . . . . . . . . . . . . . . . . . . . .                 3.00%
3-4   . . . . . . . . . . . . . . . . . . . . . . . .                 3.00%
4-5   . . . . . . . . . . . . . . . . . . . . . . . .                 2.00%
5-6   . . . . . . . . . . . . . . . . . . . . . . . .                 1.00%
6-7   . . . . . . . . . . . . . . . . . . . . . . . .                  None
7-8 . . . . . . . . . . . . . . . . . . . . . . . . .                  None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the eight-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A shares and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less; (ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service. Under the Systematic Withdrawal Plan, all dividends and distributions must be reinvested in shares of the Fund. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.

Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date.

If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 15 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISER

The Trust and Banc One Investment Advisors Corporation (the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Adviser is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.

On a consolidated basis, BANC ONE CORPORATION had assets of over $88 billion as of September 30, 1995.

The Adviser represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

Gary J. Madich, CFA, is Senior Managing Director of Fixed Income Securities. Mr. Madich joined the Adviser in February 1995. Prior to joining the Adviser, Mr. Madich was a Senior Vice President and Portfolio Manager with Federated Investors. Mr. Madich has seventeen years of investment management experience.

David M. Sivinski, CFA, will be the Manager of the Fund. Mr. Sivinski has been with the Adviser or its affiliates since 1975, working primarily in fixed-income portfolio management and mortgage/asset-backed research. Mr. Sivinski also serves as the Manager of The One Group(R) Kentucky Municipal Bond Fund and The One Group(R) Ohio Municipal Bond Fund.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Adviser may voluntarily agree to waive a part of its fees. (See "About the Fund -- Expense Summary") These waivers are voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated.

THE DISTRIBUTOR

The One Group Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or
(ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.

Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder service fees of .25% of the Fund's average daily net assets. Currently, the Distributor has voluntarily agreed to limit payments under the Class B Plan to .90% of the average daily net assets of the Class B shares of the Fund.

Proceeds from the Contingent Deferred Sales Charge and the distribution and the Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Adviser, or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account(s) of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), .18% of each fund's average daily net assets to $2 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), and
 .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding the Treasury Only Money Market Fund and the Government Money Market
Fund).

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Adviser and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the different distribution and Shareholders services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset values of the shares of such classes.

The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS

Net investment income (exclusive of capital gains) is determined and declared daily, and is distributed in the form of periodic dividends to Shareholders of the Fund on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.

To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with the Adviser's long-term earnings expectations.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant such action, the Fund may invest up to 100% of its assets in money market instruments and may hold a portion of its assets in cash for liquidity purposes.

The Fund may also invest more than 20% of its net assets in municipal securities other than Louisiana municipal securities if deemed appropriate for temporary defensive purposes.

To the extent the Fund is engaged in a temporary defensive position, the Fund will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year. It is presently estimated that the annual portfolio turnover rate of the Fund will not exceed 100%.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 50% of the Fund's total assets. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation shall not apply to municipal securities or governmental guarantees of municipal securities. In addition, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issuer shall not be deemed to be municipal securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and

(iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Fund.

U.S. TREASURY OBLIGATIONS--The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS--The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRS, TIGRS and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Fund may invest up to 20% of its total assets in STRIPS, CUBES, TRS, TIGRS, and CATS. See also "Taxes."

CERTIFICATES OF DEPOSIT--Certificates of deposit are negotiable interest bearing instruments with a specific maturity. Certificates of deposit ("CDs") are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Fund will not invest more than 15% of its net assets in such time deposits and other illiquid securities.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES--Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

INVESTMENT COMPANY SECURITIES--The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. In accordance with an exemptive order issued to the trust by the SEC, such other investment company securities may include securities of a money market fund of the Trust, and such companies may include companies of which the Adviser or a sub-adviser to a fund of the Trust, or an affiliate of such Adviser or sub-adviser, serves as investment adviser, administrator or distributor. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicate fees. The Adviser will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust; and, to the extent required by the laws of any state in which shares of the Trust are sold, the Adviser will waive its fees attributable to assets of the Fund invested in any investment company.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price

(including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered by the SEC to be loans under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS--The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell Fund securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities, consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by the Fund under the Investment Company Act of 1940.

SECURITIES LENDING--In order to generate additional income, the Fund may lend up to 33% of the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Fund will enter into loan arrangements only with counterparties which the Adviser has deemed to be creditworthy under guidelines established by the Board of

Trustees. Loans are subject to termination by the Fund or the borrower at any time, and therefore, are not considered to be illiquid investments.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; therefore, the Fund will not invest more than 15% of its net assets in such instruments and other illiquid securities. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

There is no limit on the extent to which the Fund may purchase variable and floating rate instruments that are not illiquid. The Fund will purchase variable and floating rate instruments to facilitate portfolio liquidity or to permit the investment of the Fund's assets at a favorable rate of return.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS--The Fund may purchase securities on a when-issued basis when deemed by the Adviser to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When the Adviser purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The Fund generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 40% of the Fund's total assets, and a commitment will not exceed 180 days. The Fund will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes.

In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OPTIONS--The Fund may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms that would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase
(sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of the securities in the Fund (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed-income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event that paying premiums for put and call options, together with price movements in the underlying securities, are such that exercise of the options would not be profitable for the Fund, losses of the premiums paid may be offset by an increase in the value of the Fund's securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).

The Fund also may write secured put and covered call options as a means of increasing the yield on the Fund and as a means of providing limited protection against decreases in market value of the Fund.

There are risks associated with options transactions, including the following:
(i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. It is expected that the Fund will only engage in option transactions with respect to permitted investments and related indices.

Generally, the policy of the Fund, in order to avoid the exercise of an option sold by it, will be to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in the Fund's interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund, and has the effect of cancelling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers securities to the holder of a call option or liquidates securities as a source of funds to purchase securities put to the Fund, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.

During the option period, the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a covered put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away" at the strike price of the option which may be substantially below the fair market value of such security. For the covered put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a covered put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.

The SEC requires that obligations of investment companies such as the Fund, in connection with option sale positions, must comply with certain segregation or coverage requirements, which are more fully described in the Statement of Additional Information.

The Fund will only write covered call options on its securities and will limit such activities to provide that the aggregate market value of such options and the Fund's obligations under such written puts does not exceed 25% of the Fund's net assets as of the time such options are entered into by the Fund.

FUTURES CONTRACTS AND RELATED OPTIONS--The Fund may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. The Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for Federal securities law or income tax purposes.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to "lock in" a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund also could experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

Typically, investment in these contracts requires the Fund to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as "initial margin," an amount of cash or specified debt securities that initially is 1%-15% of the face amount of the contract and that thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Fund must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as "variation margin."

The SEC requires that when an investment company such as the Fund effects transactions of the foregoing nature, it must either segregate cash or high quality, readily marketable Fund securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. No limitation exists on the amount of the Fund's assets that may be used to comply with such segregation or cover requirements.

The Fund also may engage in straddles and spreads with respect to 15% of its total assets. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when the Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

STRUCTURED INSTRUMENTS--The Fund may invest, from time to time, in one or more structured instruments. Structured instruments are debt securities issued by agencies of the

U.S. government (such as the Student Loan Marketing Association ("Sallie Mae"), Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, municipalities and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indexes. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.

The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payments.

While structured instruments may offer the potential for a favorable rate of return, from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. The Fund will only invest in structured securities that are consistent with the Fund's investment objective, policies and restrictions and the Adviser's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Fund will not invest in structured instruments if the terms of the structured instrument provide that the Fund may be obligated to pay more than its initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back. In addition, many structured instruments may not be registered under the Federal securities laws. In that event, the Fund's ability to resell such a structured instrument may be more limited than its ability to resell other portfolio securities. The Fund will treat such instruments as illiquid, and will limit its investments in such instruments to no more than 15% of its total assets, when combined with all other illiquid investments of the Fund. Structured instruments that are registered under Federal securities laws may be treated as liquid. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

SWAPS, CAPS AND FLOORS--In order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, the Fund may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "swap contracts") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Fund will use swap contracts for purposes similar to the purposes for which it uses options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Fund with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts and Related Options" and "Options."

The Fund may enter into these transactions to manage its exposure to changing interest rates and other market factors. Some transactions may reduce the Fund's exposure to market fluctuations while others may tend to increase market exposure.

Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with the Fund, the Fund may suffer a loss. To address this risk, the Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for purposes of collateralization, as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. To protect against losses related to counterparty default, the Fund may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for the Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after the Adviser has determined that it would be prudent to close out or offset the first swap contract.

The Fund will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in the highest or second highest rating category by at least one NRSRO at the time of investment, or, if unrated, determined by the Adviser to be of comparable quality.

The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

The staff of the SEC is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the staff, the Fund will either treat swaps, caps and floors as being subject to its senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the staff has expressed a position with respect to swaps, caps and floors, the Fund intends to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Adviser believes that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian.

The Fund will generally limit its investments in swaps, caps and floors to 25% of its total assets.

NEW FINANCIAL PRODUCTS--New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the Fund may invest in any such options, contracts and products as may be developed to the extent consistent with its investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

These various products may be used to adjust the risk and return characteristics of the Fund's portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the Fund will be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

The Fund will generally limit its investments in new financial products to 25% of its total assets.

MUNICIPAL SECURITIES--The Fund may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Fund will limit its investment in municipal leases to no more than 5% of its total assets. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of likelihood that the lease will not be cancelled.

The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

PARTICIPATION INTERESTS--The Fund may purchase interests in municipal securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from Federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

DEMAND FEATURES--The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security.

The underlying municipal securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the put would only have value to the Fund. The Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, in certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible in municipal securities. The Fund will limit its put transactions to institutions that the Adviser believes present minimal credit risk.

There is no limit to the percentage of portfolio securities that may be purchased subject to a put. However, the Fund will not acquire a put which was not an integral part of the security as originally issued if such acquisition would cause the aggregate value of all such puts held in the Fund to exceed 1/2 of 1% of the value of the Fund's total assets.

Under a "stand-by commitment," a dealer would agree to purchase, at the Fund's option, specified municipal securities at a specified price. When entering into stand-by commitments, the Fund will set aside sufficient assets invested in cash equivalent securities to pay for all stand-by commitments on their scheduled delivery dates. The Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. The Fund will limit its investment in stand-by commitments to 25% of total assets.

ZERO COUPON OBLIGATIONS--The Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity. The Fund will purchase these obligations to permit investment of assets at a more favorable rate of return.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1 + are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM DEBT RATINGS

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

--Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

--Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Fund also may advertise a "taxable equivalent yield" which is calculated by taking into account the investor's current tax bracket. This is the yield the investor would need to earn from a taxable investment in order to realize an "after-tax" benefit equal to the tax-free yield provided by the Fund. See the Statement of Additional Information.

The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are generally excludable from a Shareholder's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for state and local taxes, both for individual and corporate Shareholders. See the Statement of Additional Information.

Current Federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Any dividends attributable to the Fund's taxable investment income (if any) will be taxable to Shareholders as ordinary income (whether received in cash or additional shares) to the extent of the Fund's earnings and profits and will not qualify for the corporate dividends-received deduction. Any distributions of net long-term capital gains will be taxable to Shareholders as such regardless of how long the Shareholder has held shares.

Interest on indebtedness incurred or continued by a Shareholder in order to purchase shares is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares.

The Fund will make annual reports to Shareholders of the Federal income tax status of distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisers regarding the state and local tax treatment of the dividends received from the Fund.

Sale, exchange, or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

LOUISIANA TAXES

The Trust has obtained a ruling from the Louisiana Department of Revenue and Taxation to the effect that distributions to shareholders of The One Group(R) Louisiana Municipal Bond Fund who are Louisiana residents, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions and certain obligations of the United States or its territories, will not be subject to Louisiana income tax.

Investment Adviser and Sub-Administrator
Banc One Investment Advisors Corporation
774 Park Meadow Road
Columbus, OH  43271-0211

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH  43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH  43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA  02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C.  20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH  43215
TOG-F-063

THE ONE GROUP(R) VALUE GROWTH FUND                                    PROSPECTUS

Investment Adviser:  BANC ONE INVESTMENT ADVISORS CORPORATION

The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Value Growth Fund Class A, Class B and Fiduciary Class shares.

THE ONE GROUP(R) VALUE GROWTH FUND (THE "FUND") SEEKS LONG-TERM CAPITAL GROWTH AND GROWTH OF INCOME WHILE, AS A SECONDARY OBJECTIVE, PROVIDING A MODERATE LEVEL OF CURRENT INCOME.

Class A and Class B shares are offered to the general public.

Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS BANK OR NON-BANK AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated [______________] has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR

ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[______________]

                                TABLE OF CONTENTS
SUMMARY.........................................................
ABOUT THE FUND..................................................
  Expense Summary...............................................
  Financial Highlights..........................................
  The Fund......................................................
  Investment Objective..........................................
  Investment Policies...........................................
HOW TO DO BUSINESS WITH THE ONE GROUP(R)........................
  How to Invest in The One Group(R).............................
  Alternative Sales Arrangements................................
  Exchanges.....................................................
  Redemptions...................................................
FUND MANAGEMENT.................................................
  The Adviser...................................................
  The Distributor...............................................
  The Administrator.............................................
  The Transfer Agent and Custodian..............................
  Counsel and Independent Accountants...........................
OTHER INFORMATION...............................................
  The Trust.....................................................
  Other Investment Policies.....................................
  Description of Permitted Investments..........................
  Description of Ratings........................................
  Performance...................................................
  Taxes.........................................................

SUMMARY

The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B and Fiduciary Class shares of The One Group(R) Value Growth Fund.

WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks long-term capital growth and growth of income while, as a secondary objective, providing a moderate level of current income.

WHAT ARE THE PERMITTED INVESTMENTS? The Fund will invest primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of companies that show the potential for growth of earnings over time. Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other forms of investment. Accordingly, the net asset value per share of the Fund may decrease over time. The Fund may only invest in a select few derivatives; their characteristics and limitations on their use are more fully described in "Description of Permitted Investments." There are many different types of derivative securities with varying degrees of potential risk and return. See "Investment Policies."

WHO IS THE ADVISER? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Adviser of the Trust. The Adviser is entitled to a fee for advisory services provided to the Trust. The Adviser may voluntarily agree to waive a part of its fees. See "The Adviser" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares of the Fund. No compensation is paid to the Distributor for distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions of shares of the Fund may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is declared on the last Business Day of each month as a dividend for Shareholders of record as of the close of business on that day and is distributed in the form of periodic dividends to such Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."

ABOUT THE FUND

EXPENSE SUMMARY--THE ONE GROUP(R) VALUE GROWTH FUND

                                                                                         FIDUCIARY
                                                           CLASS A         CLASS B         CLASS
                                                           -------         -------       ---------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                        4.50%           none            none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                                none            5.00%           none
Redemption Fees                                              none            none            none
Exchange Fees                                                none            none            none

ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily
  net assets)
Investment Advisory Fees(4)                                   .65%            .65%            .65%
12b-1 Fees (after fee waiver)(3)                              .25%           1.00%           none
Other Expenses                                                .31%            .31%            .31%

TOTAL OPERATING EXPENSES(4)                                  1.21%           1.96%            .96%

(1) A person who purchases shares through an account with a financial institution or broker-dealer may be charged separate transaction fees by the financial institution or broker-dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. There are no 12b-1 fees charged to Fiduciary Class shares. See "The Distributor." The 12b-1 fees include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares.

(4) Investment Advisory Fees and Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .74% for all classes of shares, and Total Operating Expenses would be 1.40% for Class A shares, 2.05% for Class B shares and 1.05% for Fiduciary Class shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                          1 YEAR         3 YEARS
                                                          ------         -------
Class A                                                     $57             $82
Fiduciary Class                                             $10             $31

         Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

                                                          1 YEAR         3 YEARS
                                                          ------         -------
Class A                                                     $59             $87
Fiduciary Class                                             $11             $33


EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

                                                          1 YEAR         3 YEARS
                                                          ------         -------
Assuming a complete redemption at end
  of period                                                $70             $92
Assuming no redemption                                     $20             $62

         Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

                                                        1 YEAR         3 YEARS
                                                        ------         -------
Assuming a complete redemption at end
  of period                                               $71            $94
Assuming no redemption                                    $21            $64

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the Securities and Exchange Commission (the "SEC") require that the maximum sales charge be reflected in the above table. However, investors in the Fund ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE FUND

The One Group(R) Value Growth Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers units of beneficial interest ("shares") in 32 separate funds and different classes of certain of the funds. This Prospectus relates to the Class A, Class B and Fiduciary Class shares of The One Group(R) Value Growth Fund which provide for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences among classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Fund is a diversified mutual fund. Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth and growth of income while, as a secondary objective providing a moderate level of current income.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental or is expressly deemed to be changeable only by such a majority vote.

PERMISSIBLE INVESTMENTS

The Fund pursues its objectives by investing primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of companies that show the potential for growth of earnings over time. Stock selection is guided by current valuation relative to a stock's historical valuation and relative to the Adviser's estimates of future growth of earnings and dividends. Over the long term, continued earnings growth tends to lead to both higher dividends and capital appreciation. The Fund expects to invest in securities currently paying a moderate level of income, although it may invest in non-income producing securities when the Adviser considers their potential for growth of capital or future income to be promising. The Fund diversifies its investments among different industries and companies and changes its portfolio securities for investment considerations and not for trading purposes.

In selecting portfolio securities for the Fund, the Adviser analyzes its outlook for the economy and each economic sector over a 12 to 18 month period and the relative attractiveness of the various securities markets and individual market sectors. The Adviser then selects securities within these sectors and markets when it believes that a company's fundamental outlook as well as the company's ability to achieve earnings growth are not sufficiently reflected in the market values of the company's securities. Accordingly, the Fund may emphasize securities of companies that the Adviser believes are overlooked or undervalued by investors, which fact should contribute to an increase in the market value of the security over time. Portfolio securities are generally sold when there is a substantial reduction in the Adviser's forecast of the company's future earnings potential or when the price of a security appreciates to such an extent that it is believed to have realized the Adviser's appreciation goal. No effort is made by the Fund to time the market.

The Fund will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the Fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents. The Fund may also enter into futures contracts, provided that the value of these contracts does not exceed 25% of the Fund's total assets. In addition, the Fund may write covered call options on securities it owns and enter into related closing purchase transactions when such activity will further the Fund's investment objective, and may also engage in other options transactions in furtherance of its investment objective. The balance of the Fund's assets will be held in cash equivalents rated within one of the highest two rating categories assigned by at least one nationally recognized statistical rating organization ("NRSRO"), which categories are described below in "Description of Ratings," at the time of investment or, if unrated, to be of comparable quality.

In addition to the permissible investments described above, the Fund may invest in U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), receipts, including Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS"), certificates of deposit, time deposits, U.S. government agency securities, repurchase agreements, reverse repurchase agreements, securities of other investment companies, when-issued securities, forward commitments, options, futures contracts, and options on futures contracts. The Fund may also invest in variable and floating rate notes, bankers' acceptances, commercial paper and securities of foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs"). The Fund may also engage in securities lending transactions. All of the Fund's investments, where applicable, must possess one of the ratings described below in the "Description of Ratings" at the time of investment or, if unrated, to be of comparable quality.

This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts and options on futures contracts. These securities and limitations on their use are more fully described in the "Description of Permitted Investments."

For a description of the Fund's permitted investments, see "Description of Permitted Investments." For a description of permitted investments for temporary defensive purposes, see "Temporary Defensive Position."

RISK FACTORS

Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value.

Certain investment management techniques that the Fund may use, such as the purchase and sale of futures, options and forward commitments, could expose the Fund to potentially greater risk of loss than more traditional equity investments.

Investments in securities of foreign issuers may involve greater risks than are present in U.S. investments. In general, issuers in many foreign countries are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. There is generally less information publicly available about, and less regulation of, foreign issuers than U.S. companies. Transaction costs are generally higher for investments in foreign issuers. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could adversely affect the liquidity of the Fund. In addition, with respect to some foreign countries, there are the possibilities of expropriation or confiscatory taxation, the imposition of additional taxes or tax withholding, limitations on the removal of securities, property or other assets of the Fund, political or social instability, and diplomatic developments, which could affect the value of investments in those countries.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group Services Company by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL

Investors may purchase Class A and Class B shares of the Fund by completing and signing an Account Application Form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The One Group(R)," to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. Subsequent purchases of shares may be made at any time by mailing a check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111.

Purchases of Fiduciary Class shares and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or their Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN

Class A and Class B investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be waived at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account, which would reduce the investor's return from an investment in the Fund.

FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which shares of the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R)'s Fund-Direct IRA is a retirement plan with a wide choice of investments, offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be canceled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the

Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Adviser. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution fees and expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent, the Distributor, the Adviser nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors and investors in certain retirement plans, and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing the shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                      SALES CHARGE           SALES CHARGE            COMMISSION
                                                          AS A              AS APPROPRIATE              AS A
AMOUNT                                                PERCENTAGE OF          PERCENTAGE OF          PERCENTAGE OF
OF                                                      OFFERING              NET AMOUNT              OFFERING
PURCHASE                                                  PRICE                INVESTED                 PRICE
--------                                              -------------         --------------          -------------
less than $50,000                                           4.50%                  4.71%                  4.05%
$50,000 but less than $100,000                              3.50%                  3.63%                  3.15%
$100,000 but less than $250,000                             2.50%                  2.56%                  2.25%
$250,000 but less than $500,000                             1.50%                  1.52%                  1.35%
$500,000 but less than $1,000,000                           1.00%                  1.01%                  0.90%
$1,000,000 or more                                          0.00%                  0.00%                  0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commission shown above. The maximum cash compensation payable by the Distributor as a sales charge is 4.50% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to .50% of the offering price of Class A shares of the Fund for sales of $1 million or more. However, the Distributor will be reimbursed by the person receiving such additional compensation for sales of the Fund of $1 million or more, if a Shareholder redeems any or all of the shares for which such additional compensation was paid by the Distributor prior to the first year anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds of the Trust that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 1.50% (the sales charge applicable to purchases of $250,000) and 1.00% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 1.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES

No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, or of an investment sub-adviser of a fund of the Trust and such sub-adviser's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and to certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisers, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; or (x) directly purchased with the proceeds of a distribution on a bond for which a Banc One Corporation affiliate bank or trust company is the Trustee or Paying Agent.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the Fund. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the Class B Plan (described below under "The Distributor"). This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                                                         CONTINGENT
                                                                          DEFERRED
                                                                      SALES CHARGE AS A
YEAR(S)                                                                 PERCENTAGE OF
SINCE                                                                   DOLLAR AMOUNT
PURCHASE                                                              SUBJECT TO CHARGE
--------                                                              -----------------
0-1                                                                         5.00%
1-2                                                                         4.00%
2-3                                                                         3.00%
3-4                                                                         3.00%
4-5                                                                         2.00%
5-6                                                                         1.00%
6-7                                                                         None
7-8                                                                         None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the eight-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less; (ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service. Under the Systematic Withdrawal Plan, all dividends and distributions must be reinvested in shares of the Fund. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.

Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date. In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 15 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISER

The Trust and Banc One Investment Advisors Corporation (the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Adviser is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.

On a consolidated basis, BANC ONE CORPORATION had assets of over $88 billion as of September 30, 1995.

The Adviser represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

Richard R. Jandrain, III, serves as the Senior Managing Director of Equity Securities for the Adviser and in this capacity is responsible for the development and implementation of the equity investment policies of the Adviser. Mr. Jandrain has over 18 years of investment experience and has served in various investment management positions with the Adviser and its affiliates for the past five years.

Michael D. Weiner will serve as the Manager of the Fund. Mr. Weiner has served as Director of Equity Research with the Adviser since June 1994. Prior to joining the Adviser, Mr. Weiner served as Director of Research and Head of U.S. Equities for the Dupont Pension Fund Investment Company of Wilmington, Delaware from 1986 to 1994.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the Fund. The Adviser may voluntarily agree to waive a part of its fees. (See "About the Fund -- Expense Summary.") These fee waivers would be voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated. The total compensation to the Adviser for investment advisory and sub-administration services exceeds 0.75%, which is considered by the SEC staff to be higher than such fees paid by most other mutual funds. However, the Adviser believes it is comparable to compensation paid by other mutual funds having similar investment objectives and policies.

THE DISTRIBUTOR

The One Group Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of the Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.

Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties for which the Adviser receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), .18% of each fund's average daily net assets to $2 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), and
 .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding the Treasury Only Money Market Fund and the Government Money Market
Fund).

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any Fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Adviser and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the different distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset values of the shares of such classes.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to

Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the Fund is declared on the last Business Day of each month as a dividend for Shareholders of record as of the close of business on that day and is distributed in the form of periodic dividends to such Shareholders of the Fund on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distribution receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the subaccount) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.") Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant such action, the Fund may invest up to 100% of its assets in cash equivalents (including securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $1 billion as of the end of their most recent fiscal year, commercial paper rated in one of the two highest short-term rating categories by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality, variable amount master demand notes and bank money market deposit accounts), and may hold cash for liquidity purposes.

To the extent the Fund is engaged in a temporary defensive position, the Fund will not be pursuing its investment objective.

For a further description of the Fund's permitted investments, see "Description of Permitted Investments" and the Statement of Additional Information, and for a description of ratings, see "Description of Ratings."

PORTFOLIO TURNOVER

The Fund may engage in short-term trading, which involves selling securities that have been held for a short period of time in order to increase the potential for capital appreciation and/or income of the Fund or to take advantage of a temporary disparity in the normal price or yield relationship between two securities or changes in market, industry or company conditions or outlook. Any such trading would increase a portfolio's turnover rate and its transaction costs.

The Adviser will choose brokers by judging professional ability, quality of service and reasonableness of commissions. Higher commissions may be paid to those firms that provide research, superior execution and other services. The Adviser may use any such research information in managing the assets of the Fund.

The portfolio turnover rate for the Fund may vary greatly from year to year, as well as within a particular year. It is presently estimated that the annual portfolio turnover rate of the Fund will not exceed 100%.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's Shareholders.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. These restrictions apply to 75% of the Fund's total assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Fund.

The Fund invests in common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and convertible securities only if they are listed on registered exchanges or actively traded in the over-the-counter market, except that the Fund may invest up to 5% of its net assets in restricted securities.

U.S. TREASURY OBLIGATIONS -- The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRS, TIGRS and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Fund may invest up to 20% of its total assets in STRIPS, CUBES, TRS, TIGRS and CATS. See also "Taxes."

CERTIFICATES OF DEPOSIT -- Certificates of deposit are negotiable interest bearing instruments with a specific maturity. Certificates of deposit ("CDs") are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, the Fund will not invest more than 15% of its net assets in such time deposits and other illiquid securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CONVERTIBLE SECURITIES -- Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

INVESTMENT COMPANY SECURITIES -- The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. In accordance with an exemptive order issued to the Trust by the SEC, such other investment company securities may include securities of a money market fund of the Trust, and such companies may include companies of which the Adviser or a sub-adviser to a fund of the Trust, or an affiliate of such Adviser or sub-adviser, serves as investment adviser, administrator or distributor. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust; and, to the extent required by the laws of any state in which shares of the Trust are sold, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered by the SEC to be loans under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS -- The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities, consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the Investment Company Act of 1940.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend up to 33% of the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Fund will enter into loan arrangements only with counterparties which the Adviser has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund will not subject such paper to the limitation applicable to restricted securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under Federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule is expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

-        the frequency of trades and quotes for the security;

- the number of dealers willing to purchase or sell the security and the number of other potential buyers;

-        dealer undertakings to make a market in the security; and

-        the nature of the security and the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; therefore, the Fund will not invest more than 15% of its net assets in such instruments and other illiquid securities. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing rates. The Fund will not invest more than 5% of its total assets in variable rate master demand notes.

There is no limit on the extent to which the Fund may purchase variable and floating rate instruments that are not illiquid. The Fund will purchase variable and floating rate instruments to facilitate portfolio liquidity or to permit the investment of the Fund's assets at a favorable rate of return.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The Fund may purchase securities on a when-issued basis when deemed by the Adviser to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When the Adviser purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The Fund generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund's total assets, and a commitment will not exceed 90 days. The Fund will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes.

In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OPTIONS -- The Fund may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms that would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase
(sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of the securities in the Fund (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed-income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event that paying premiums for put and call options, together with price movements in the underlying securities, are such that exercise of the options would not be profitable for the Fund, losses of the premiums paid may be offset by an increase in the value of the Fund's securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).

The Fund also may write secured put and covered call options as a means of increasing the yield on the Fund and as a means of providing limited protection against decreases in market value of the Fund.

There are risks associated with options transactions, including the following:
(i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. It is expected that the Fund will only engage in option transactions with respect to permitted investments and related indices.

Generally, the policy of the Fund, in order to avoid the exercise of an option sold by it, will be to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in the Fund's interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers securities to the holder of a call option or liquidates securities as a source of funds to purchase securities put to the Fund, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.

During the option period, the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a covered put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away" at the strike price of the option which may be substantially below the fair market value of such security. For the covered put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a covered put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.

The SEC requires that obligations of investment companies such as the Fund, in connection with option sale positions, must comply with certain segregation or coverage requirements, which are more fully described in the Statement of Additional Information.

The Fund will only write covered call options on its securities and will limit such activities to provide that the aggregate market value of such options and the Fund's obligations under such written puts does not exceed 25% of the Fund's net assets as of the time such options are entered into by the Fund.

FUTURES CONTRACTS AND RELATED OPTIONS -- The Fund may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. The Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for Federal securities law or income tax purposes. However, the Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's total assets.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to "lock in" a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

Typically, investment in these contracts requires the Fund to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as "initial margin," an amount of cash or specified debt securities which initially is 1%-15% of the face amount of the contract and that thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Fund must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as "variation margin."

The SEC requires that when an investment company such as the Fund effects transactions of the foregoing nature, it must either segregate cash or high quality, readily marketable portfolio securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. No limitation exists on the amount of the Fund's assets that may be used to comply with such segregation or cover requirements.

The Fund also may engage in straddles and spreads with respect to 5% of its total assets. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when the Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

SECURITIES OF FOREIGN ISSUERS -- The Fund may invest in securities of foreign issuers to achieve income or capital appreciation. Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. The Fund may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored ADRs, which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs. ADRs include American Depository Shares and New York Shares.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM DEBT RATINGS

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of S&P's and Moody's corporate bond ratings have been published by S&P and Moody's, respectively.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Trust will include information on all classes of the Fund in any advertisement or information containing performance data for the Fund. The performance of Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisers for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisers regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers . The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange, or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

Investment Adviser and Sub-Administrator
Banc One Investment Advisors Corporation
774 Park Meadow Road
Columbus, OH 43271-0211

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH  43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH  43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C.  20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH  43215


TOG-F-062

THE ONE GROUP(R) GULF SOUTH GROWTH FUND                               PROSPECTUS

Investment Adviser:  BANC ONE INVESTMENT ADVISORS CORPORATION

The One Group(R) (the "Trust") is a mutual fund seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to The One Group(R) Gulf South Growth Fund Class A, Class B and Fiduciary Class shares.

THE ONE GROUP(R) GULF SOUTH GROWTH FUND (THE "FUND") SEEKS LONG-TERM CAPITAL GROWTH BY INVESTMENT IN A PORTFOLIO OF EQUITY SECURITIES OF SMALL
CAPITALIZATION, EMERGING GROWTH AND MEDIUM CAPITALIZATION COMPANIES WHICH ARE EITHER HEADQUARTERED IN OR WHOSE PRIMARY MARKET IS IN THE SOUTHEASTERN REGION OF THE UNITED STATES.

Class A and Class B shares are offered to the general public.

Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS BANK OR NON-BANK AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated [______________] has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES

COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[____________]

                                TABLE OF CONTENTS

SUMMARY.................................................................
ABOUT THE FUND..........................................................
  Expense Summary.......................................................
  Financial Highlights..................................................
  The Fund..............................................................
  Investment Objective..................................................
  Investment Policies...................................................
HOW TO DO BUSINESS WITH THE ONE GROUP(R)................................
  How to Invest in The One Group(R).....................................
  Alternative Sales Arrangements........................................
  Exchanges.............................................................
  Redemptions...........................................................
FUND MANAGEMENT.........................................................
  The Adviser...........................................................
  The Distributor.......................................................
  The Administrator.....................................................
  The Transfer Agent and Custodian......................................
  Counsel and Independent Accountants...................................
OTHER INFORMATION.......................................................
  The Trust.............................................................
  Other Investment Policies.............................................
  Description of Permitted Investments..................................
  Description of Ratings................................................
  Performance...........................................................
  Taxes.................................................................

SUMMARY

The One Group(R) (the "Trust") is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class A, Class B and Fiduciary Class shares of The One Group(R) Gulf South Growth Fund.

WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks long-term capital growth by investment in a portfolio of equity securities of small capitalization, emerging growth and medium capitalization companies which are either headquartered in or whose primary market is in the southeastern region of the United States. See "Investment Objective."

WHAT ARE THE PERMITTED INVESTMENTS? The Fund will invest primarily in common stocks, debt securities, preferred stock, convertible securities, warrants and other equity securities of the types of companies described in the investment objective. Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other forms of investment. Accordingly, the net asset value per share of the Fund may decrease over time. The Fund may only invest in a select few derivatives; their characteristics and limitations on their use are more fully described in "Description of Permitted Investments." There are many different types of derivative securities with varying degrees of potential risk and return. See "Investment Policies."

WHO IS THE ADVISER? Banc One Investment Advisors Corporation, an indirect subsidiary of BANC ONE CORPORATION, serves as the Adviser of the Trust. The Adviser is entitled to a fee for advisory services provided to the Trust. The Adviser may voluntarily agree to waive a part of its fees. See "The Adviser" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Investment Advisors Corporation serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Investment Advisors Corporation receives a fee paid by the Administrator. See "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares of the Fund. No compensation is paid to the Distributor for distribution services for the Fiduciary Class shares of the Fund. See "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions of shares of the Fund may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). See "How to Invest in The One Group(R)" and "Redemptions."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is declared on the last Business Day of each month as a dividend for Shareholders of record as of the close of business on that day and is distributed in the form of periodic dividends to such Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. See "Dividends."

ABOUT THE FUND

EXPENSE SUMMARY--THE ONE GROUP(R) GULF SOUTH GROWTH FUND

                                                                                         FIDUCIARY
                                                           CLASS A         CLASS B         CLASS
                                                           -------         -------       ---------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                        4.50%           none            none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                                none            5.00%           none
Redemption Fees                                              none            none            none
Exchange Fees                                                none            none            none

ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily
  net assets)
Investment Advisory Fees(4)                                   .65%            .65%            .65%
12b-1 Fees (after fee waiver)(3)                              .25%           1.00%           none
Other Expenses                                                .32%            .32%            .32%

TOTAL OPERATING EXPENSES(4)                                  1.22%           1.97%            .97%

(1) A person who purchases shares through an account with a financial institution or broker-dealer may be charged separate transaction fees by the financial institution or broker-dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. There are no 12b-1 fees charged to Fiduciary Class shares. See "The Distributor." The 12b-1 fees include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares.

(4) Investment Advisory Fees and Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .74% for all classes of shares, and Total Operating Expenses would be 1.41% for Class A shares, 2.06% for the Class B shares and 1.06% for the Fiduciary Class Shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                          1 YEAR         3 YEARS
                                                          ------         -------
Class A                                                     $57             $82
Fiduciary Class                                             $10             $31

         Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

                                                          1 YEAR         3 YEARS
                                                          ------         -------
Class A                                                     $59             $88
Fiduciary Class                                             $11             $34


EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

                                                          1 YEAR         3 YEARS
                                                          ------         -------
Assuming a complete redemption at end
  of period                                                 $70             $92
Assuming no redemption                                      $20             $62


Absent voluntary reduction of fees, the dollar amounts in the above example would be as follows:

                                                         1 YEAR         3 YEARS
                                                         ------         -------
Assuming a complete redemption at end
  of period                                                 $71             $95
Assuming no redemption                                      $21             $65

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the Securities and Exchange Commission (the "SEC") require that the maximum sales charge be reflected in the above table. However, investors in the Fund ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE FUND

The One Group(R) Gulf South Growth Fund (the "Fund") is part of The One Group(R) (the "Trust"), which is an open-end management investment company that offers units of beneficial interest ("shares") in 32 separate funds and different classes of certain of the funds. This Prospectus relates to the Class A, Class B and Fiduciary Class shares of The One Group(R) Gulf South Growth Fund which provide for variations in distribution costs, voting rights, dividends and per share net asset value pursuant to a multiple class plan (the "Multiple Class Plan") adopted by the Board of Trustees of the Trust. Except for these differences among classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Fund is a non-diversified mutual fund. Information regarding the Trust's other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111.

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth by investing in a portfolio of equity securities of small-capitalization, emerging growth and medium capitalization companies, which are either headquartered in or whose primary market is in the southeastern region of the United States.

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding shares (as defined in the Statement of Additional Information).

There is no assurance that the Fund will meet its investment objective.

INVESTMENT POLICIES

The investment policies of the Fund may be changed without an affirmative vote of the holders of a majority of the Fund's outstanding shares unless a policy is expressly deemed to be fundamental or is expressly deemed to be changeable only by such a majority vote.

PERMISSIBLE INVESTMENTS

The Fund pursues its objective by investing primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small capitalization, emerging growth and medium capitalization growth companies, which are either headquartered in or whose primary market is in the southeastern region of the United States. In the Adviser's opinion, small to medium capitalization companies in general and those located in the southeast in particular will provide above average investment performance over the long term as they grow and become more recognized by the investment community.

Dividend income, if any, is a consideration incidental to the Fund's objective of capital growth.

The Adviser anticipates that the Fund's portfolio will normally consist of securities of approximately twenty-five to sixty emerging growth companies from Virginia, North Carolina, South Carolina, Florida, Georgia, Tennessee, Alabama, Mississippi, Arkansas, Louisiana, Kentucky and Texas. In selecting portfolio securities for the Fund, the Adviser analyzes emerging growth companies whose securities have been analyzed by several regional brokerage firms. Stock selection is guided by a company's earnings forecasts over a one to two year period, as well as by its financial strength. In addition, on an ongoing basis, the Adviser reviews a stock's current valuation relative to (1) the entire stock market, (2) that of other companies in the same industry, and (3) its recent and expected earnings growth rate. It is expected that companies selected would generally have market capitalizations ranging from $50,000,000 to $2,000,000,000, although the Fund may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to the Fund's investment objective. Companies selected would also be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

As a matter of non-fundamental policy, the Fund will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the Fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Adviser's assessment of the attractiveness of the entire stock market and individual market sectors changes.

The Fund may also enter into futures contracts, provided that the value of these contracts does not exceed 25% of the Fund's total assets. In addition, the Fund may write covered call options on securities it owns and enter into related closing purchase transactions when such activity will further the Fund's investment objective, and may also engage in other options transactions in furtherance of its investment objective. The balance of the Fund's assets will be held in cash equivalents rated within one of the highest two rating categories assigned by at least one nationally recognized statistical rating organization ("NRSRO"), which categories are described below in "Description of Ratings," at the time of investment or, if unrated, to be of comparable quality.

In addition to the permissible investments described above, the Fund may invest in U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), receipts, including Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS"), certificates of deposit, time deposits, mortgage-backed securities, zero coupon obligations, U.S. government agency securities, repurchase agreements, reverse repurchase agreements, securities of other investment companies, when-issued securities, forward commitments, options, futures contracts, and options on futures contracts. The Fund may also invest in variable and floating rate notes, bankers' acceptances, commercial paper and securities of foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs"). The Fund may also engage in securities lending transactions. All of the Fund's investments, where applicable, must possess one of the ratings described below in the "Description of Ratings" at the time of investment or, if unrated, to be of comparable quality.

This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts and options on futures contracts. These securities and limitations on their use are more fully described in the "Description of Permitted Investments."

For a description of the Fund's permitted investments, see "Description of Permitted Investments." For a description of permitted investments for temporary defensive purposes, see "Temporary Defensive Position."

DIVERSIFICATION AND CONCENTRATION

The Fund is a "non-diversified" investment company and, accordingly, is not limited in the proportion of its assets that may be invested in securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the Fund, along with satisfying other requirements, will limit its investments so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets will be invested in cash, cash items, U.S. government securities and other securities that are, for purposes of this requirement, limited in respect of a single issuer to an amount not greater in market value than 5% of the market value of its total assets and to not more than 10% of the outstanding voting securities of a single issuer; and (ii) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer.

As a matter of nonfundamental policy, the Fund will not concentrate in any industry.

RISK FACTORS

Changes in the value of portfolio securities will not affect cash income, if any, derived from these securities but will affect the Fund's net asset value. Because the Fund invests primarily in equity securities, which fluctuate in value, the Fund's shares will fluctuate in value. Because the Fund is non-diversified, its share price may be subject to greater fluctuations as a result of changes in an issuer's financial condition or the market's assessment of an individual issuer.

Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the Fund may be volatile and the net asset value of a share of the Fund may fluctuate.

Certain investment management techniques that the Fund may use, such as the purchase and sale of futures, options and forward commitments, could expose the Fund to potentially greater risk of loss than more traditional equity investments.

Investments in securities of foreign issuers may involve greater risks than are present in U.S. investments. In general, issuers in many foreign countries are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. There is generally less information publicly available about, and less regulation of, foreign issuers than U.S. companies. Transaction costs are generally higher for investments in foreign issuers. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could adversely affect the liquidity of the Fund. In addition, with respect to some foreign countries, there are the possibilities of expropriation or confiscatory taxation, the imposition of additional taxes or tax withholding, limitations on the removal of securities, property or other assets of the Fund, political or social instability, and diplomatic developments, which could affect the value of investments in those countries.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group Services Company by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL

Investors may purchase Class A and Class B shares of the Fund by completing and signing an Account Application Form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The One Group(R)," to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. Subsequent purchases of shares may be made at any time by mailing a check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111.

Purchases of Fiduciary Class shares and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or their Shareholder Servicing Agents, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN

Class A and Class B investors may make automatic monthly investments in the Fund from their bank, savings and loan or other depository institution accounts. The minimum initial and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be waived at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account, which would reduce the investor's return from an investment in the Fund.

FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which shares of the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R)'s Fund-Direct IRA is a retirement plan with a wide choice of investments, offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be canceled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of the Adviser. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution fees and expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent, the Distributor, the Adviser nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors and investors in certain retirement plans, and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing the shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge reallowed to financial institutions and intermediaries (the "commission"):

                                                      SALES CHARGE           SALES CHARGE            COMMISSION
                                                          AS A              AS APPROPRIATE              AS A
AMOUNT                                                PERCENTAGE OF          PERCENTAGE OF          PERCENTAGE OF
OF                                                      OFFERING              NET AMOUNT              OFFERING
PURCHASE                                                  PRICE                INVESTED                 PRICE
--------                                              -------------         --------------          -------------
less than $50,000                                           4.50%                  4.71%                  4.05%
$50,000 but less than $100,000                              3.50%                  3.63%                  3.15%
$100,000 but less than $250,000                             2.50%                  2.56%                  2.25%
$250,000 but less than $500,000                             1.50%                  1.52%                  1.35%
$500,000 but less than $1,000,000                           1.00%                  1.01%                  0.90%
$1,000,000 or more                                          0.00%                  0.00%                  0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commission shown above. The maximum cash compensation payable by the Distributor as a sales charge is 4.50% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to .50% of the offering price of Class A shares of the Fund for sales of $1 million or more. However, the Distributor will be reimbursed by the person receiving such additional compensation for sales of the Fund of $1 million or more, if a Shareholder redeems any or all of the shares for which such additional compensation was paid by the Distributor prior to the first year anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds of the Trust that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 1.50% (the sales charge applicable to purchases of $250,000) and 1.00% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 1.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES

No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, or of an investment sub-adviser of a fund of the Trust and such sub-adviser's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and to certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisers, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; or (x) directly purchased with the proceeds of a distribution on a bond for which a Banc One Corporation affiliate bank or trust company is the Trustee or Paying Agent.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the Fund. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the Class B Plan (described below under "The Distributor"). This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                                                         CONTINGENT
                                                                          DEFERRED
                                                                      SALES CHARGE AS A
YEAR(S)                                                                 PERCENTAGE OF
SINCE                                                                   DOLLAR AMOUNT
PURCHASE                                                              SUBJECT TO CHARGE
--------                                                              -----------------
0-1                                                                         5.00%
1-2                                                                         4.00%
2-3                                                                         3.00%
3-4                                                                         3.00%
4-5                                                                         2.00%
5-6                                                                         1.00%
6-7                                                                         None
7-8                                                                         None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70-1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the eight-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All written redemption requests should be sent to The One Group(R), c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less; (ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE OR BY WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at

1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service. Under the Systematic Withdrawal Plan, all dividends and distributions must be reinvested in shares of the Fund. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.

Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date. In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 15 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed.

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE ADVISER

The Trust and Banc One Investment Advisors Corporation (the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

The Adviser is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance.

On a consolidated basis, BANC ONE CORPORATION had assets of over $88 billion as of September 30, 1995.

The Adviser represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) since 1985 (then known as "The Helmsman Fund").

Donald E. Allred will serve as Fund Manager and Richard R. Jandrain, III will serve as Assistant Fund Manager for the Fund. Mr. Allred previously served as the President, Chief Executive Officer and Chief Investment Officer at Premier Investment Advisors, L.L.C., where he also served as the Portfolio Manager of the Paragon Gulf South Growth Fund from its inception in 1991. Mr. Allred has over 30 years of investment experience.

Mr. Jandrain also serves as the Senior Managing Director of Equity Securities for the Adviser and in this capacity is responsible for the development and implementation of the equity investment policies of the Adviser. Mr. Jandrain has over 18 years of investment experience and has served in various investment management positions with the Adviser and its affiliates for the past five years.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .74% of the average daily net assets of the Fund. The Adviser may voluntarily agree to waive a part of its fees. (See "About the Fund -- Expense Summary.") These fee waivers would be voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated. The total compensation to the Adviser for investment advisory and sub-administration services exceeds 0.75%, which is considered by the SEC staff to be higher than such fees paid by most other mutual funds. However, the Adviser believes it is comparable to compensation paid by other mutual funds having similar investment objectives and policies.

THE DISTRIBUTOR

The One Group Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of the Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks

(including affiliates of the Adviser), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.

Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Adviser also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties for which the Adviser receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), .18% of each fund's average daily net assets to $2 billion in Trust assets (excluding the Treasury Only Money Market Fund and the Government Money Market Fund), and
 .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding the Treasury Only Money Market Fund and the Government Money Market
Fund).

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any Fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

The Adviser and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, as set forth in the Multiple Class Plan, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the different distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset values of the shares of such classes.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

As set forth in the Multiple Class Plan, each share held entitles the Shareholder of record to one vote. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the Fund is declared on the last Business Day of each month as a dividend for Shareholders of record as of the close of business on that day and is distributed in the form of periodic dividends to such Shareholders of the Fund on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distribution receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the subaccount) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.") Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record. OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when the Adviser determines that market conditions warrant such action, the Fund may invest up to 100% of its assets in cash equivalents (including securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $1 billion as of the end of their most recent fiscal year, commercial paper rated in one of the two highest short-term rating categories by at least one NRSRO or, if unrated, determined by the Adviser to be of comparable quality, variable amount master demand notes and bank money market deposit accounts), and may hold cash for liquidity purposes.

To the extent the Fund is engaged in a temporary defensive position, the Fund will not be pursuing its investment objective.

For a further description of the Fund's permitted investments, see "Description of Permitted Investments" and the Statement of Additional Information, and for a description of ratings, see "Description of Ratings."

PORTFOLIO TURNOVER

The Fund may engage in short-term trading, which involves selling securities that have been held for a short period of time in order to increase the potential for capital appreciation and/or income of the Fund or to take advantage of a temporary disparity in the normal price or yield relationship between two securities or changes in market, industry or company conditions or outlook. Any such trading would increase a portfolio's turnover rate and its transaction costs.

The Adviser will choose brokers by judging professional ability, quality of service and reasonableness of commissions. Higher commissions may be paid to those firms that provide research, superior execution and other services. The Adviser may use any such research information in managing the assets of the Fund.

The portfolio turnover rate for the Fund may vary greatly from year to year, as well as within a particular year. It is presently estimated that the annual portfolio turnover rate of the Fund will not exceed 100%.

Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's Shareholders.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 50% of the Fund's total assets. For purposes of this limitation, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Fund.

The Fund invests in common stocks (including sponsored and unsponsored American Depository Receipts ("ADRs")) and convertible securities only if they are listed on registered exchanges or actively traded in the over-the-counter market, except that the Fund may invest up to 5% of its net assets in restricted securities.

U.S. TREASURY OBLIGATIONS -- The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRS, TIGRS and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Fund may invest up to 20% of its total assets in STRIPS, CUBES, TRS, TIGRS and CATS. See also "Taxes."

CERTIFICATES OF DEPOSIT -- Certificates of deposit are negotiable interest bearing instruments with a specific maturity. Certificates of deposit ("CDS") are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities;

therefore, the Fund will not invest more than 15% of its net assets in such time deposits and other illiquid securities.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

CONVERTIBLE SECURITIES -- Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

INVESTMENT COMPANY SECURITIES -- The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. In accordance with an exemptive order issued to the Trust by the SEC, such other investment company securities may include securities of a money market fund of the Trust, and such companies may include companies of which the Adviser or a sub-adviser to a fund of the Trust, or an affiliate of such Adviser or sub-adviser, serves as investment adviser, administrator or distributor. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust; and, to the extent required by the laws of any state in which shares of the Trust are sold, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. The Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. Repurchase agreements are considered by the SEC to be loans under the Investment Company Act of 1940.

REVERSE REPURCHASE AGREEMENTS -- The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities, consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the Investment Company Act of 1940.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend up to 33% of the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Fund will enter into loan arrangements only with counterparties which the Adviser has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

RESTRICTED SECURITIES -- The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund will not subject such paper to the limitation applicable to restricted securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under Federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule is expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

-        the frequency of trades and quotes for the security;

- the number of dealers willing to purchase or sell the security and the number of other potential buyers;

-        dealer undertakings to make a market in the security; and

-        the nature of the security and the nature of the marketplace trades.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security; therefore, the Fund will not invest more than 15% of its net assets in such instruments and other illiquid securities. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing rates. The Fund will not invest more than 5% of its total assets in variable rate master demand notes.

There is no limit on the extent to which the Fund may purchase variable and floating rate instruments that are not illiquid. The Fund will purchase variable and floating rate instruments to facilitate portfolio liquidity or to permit the investment of the Fund's assets at a favorable rate of return.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The Fund may purchase securities on a when-issued basis when deemed by the Adviser to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. Although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging. When the Adviser purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. The Fund generally will not pay for such securities or earn interest on them until received. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund's total assets, and a commitment will not exceed 90 days. The Fund will only purchase when-issued securities for the purpose of acquiring portfolio securities and not for speculative purposes.

In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so.

OPTIONS -- The Fund may purchase and write (i.e., sell) call options and put options on securities and indices, which options are traded on national securities exchanges. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms that would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase
(sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

The Fund may purchase put and call options in hedging transactions to protect against a decline in the market value of the securities in the Fund (e.g., by the purchase of a put option) and to protect against an increase in the cost of fixed-income securities that the Fund may seek to purchase in the future (e.g., by the purchase of a call option). In the event that paying premiums for put and call options, together with price movements in the underlying securities, are such that exercise of the options would not be profitable for the Fund, losses of the premiums paid may be offset by an increase in the value of the Fund's securities (in the case of a purchase of put options) or by a decrease in the cost of acquisition of securities by the Fund (in the case of a purchase of call options).

The Fund also may write secured put and covered call options as a means of increasing the yield on the Fund and as a means of providing limited protection against decreases in market value of the Fund.

There are risks associated with options transactions, including the following:
(i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. It is expected that the Fund will only engage in option transactions with respect to permitted investments and related indices.

Generally, the policy of the Fund, in order to avoid the exercise of an option sold by it, will be to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in the Fund's interest. A closing purchase transaction consists of the Fund purchasing an option having the same terms as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by the Fund are exercised and the Fund either delivers securities to the holder of a call option or liquidates securities as a source of funds to purchase securities put to the Fund, the Fund's turnover rate will increase, which would cause the Fund to incur additional brokerage expenses.

During the option period, the Fund, as a covered call writer, gives up the potential appreciation above the exercise price should the underlying security rise in value, and the Fund, as a covered put writer, retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away" at the strike price of the option which may be substantially below the fair market value of such security. For the covered put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of such security. If a covered call option or a covered put option expires unexercised, the writer realizes a gain, and the buyer a loss, in the amount of the premium.

The SEC requires that obligations of investment companies such as the Fund, in connection with option sale positions, must comply with certain segregation or coverage requirements, which are more fully described in the Statement of Additional Information.

The Fund will only write covered call options on its securities and will limit such activities to provide that the aggregate market value of such options and the Fund's obligations under such written puts does not exceed 25% of the Fund's net assets as of the time such options are entered into by the Fund.

FUTURES CONTRACTS AND RELATED OPTIONS -- The Fund may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. The Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the appropriate regulatory agencies without rendering the Fund a commodity pool operator or adversely affecting its status as an investment company for Federal securities law or income tax purposes. However, the Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's total assets.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to "lock in" a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

Typically, investment in these contracts requires the Fund to deposit with the applicable exchange or other specified financial intermediary as a good faith deposit for its obligations, known as "initial margin," an amount of cash or specified debt securities which initially is 1%-15% of the face amount of the contract and that thereafter fluctuates on a periodic basis as the value of the contract fluctuates. Thereafter, the Fund must make additional deposits equal to any net losses due to unfavorable price movements of the contract and will be credited with an amount equal to any net gains due to favorable price movements. These additional deposits or credits are calculated and required daily and are known as "variation margin."

The SEC requires that when an investment company such as the Fund effects transactions of the foregoing nature, it must either segregate cash or high quality, readily marketable portfolio securities with its custodian in the amount of its obligations under the foregoing transactions or must cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements. No limitation exists on the amount of the Fund's assets that may be used to comply with such segregation or cover requirements.

The Fund also may engage in straddles and spreads with respect to 5% of its total assets. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when the Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

SECURITIES OF FOREIGN ISSUERS -- The Fund may invest in securities of foreign issuers to achieve income or capital appreciation. Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. The Fund may invest in commercial paper of foreign issuers and obligations of foreign branches of U.S. banks, U.S. and London branches of foreign banks, and supranational entities which are established through the joint participation of several governments (e.g., the Asian Development Bank and the Inter-American Development Bank). Securities of foreign issuers may include sponsored and unsponsored ADRs, which are securities typically issued by a U.S. financial institution that evidence ownership interests in a pool of securities issued by a foreign issuer. There may be less information available on the foreign issuers of unsponsored ADRs than on the issuers of sponsored ADRs. ADRs include American Depository Shares and New York Shares.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM DEBT RATINGS

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of S&P's and Moody's corporate bond ratings have been published by S&P and Moody's, respectively.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Trust will include information on all classes of the Fund in any advertisement or information containing performance data for the Fund. The performance of Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans") will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and qualified retirement plan trusts considering purchasing such shares, should consult their tax advisers for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, CUBES, TRS, TIGRS and
CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisers regarding the state and local tax treatment of the dividends received from the Fund.

The Fund may be subject to foreign withholding taxes on income derived from obligations of foreign issuers . The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

Sale, exchange, or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

Investment Adviser and Sub-Administrator
Banc One Investment Advisors Corporation
774 Park Meadow Road
Columbus, OH 43271-0211

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH  43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH  43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C.  20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH  43215


TOG-F-061

                       STATEMENT OF ADDITIONAL INFORMATION


                                The One Group(R)

           The One Group(R) U.S. Treasury Securities Money Market Fund
               (the "U.S. Treasury Securities Money Market Fund")
    The One Group(R) Prime Money Market Fund (the "Prime Money Market Fund")
                  The One Group(R) Municipal Money Market Fund
                      (the "Municipal Money Market Fund")
                The One Group(R) Ohio Municipal Money Market Fund
                    (the "Ohio Municipal Money Market Fund")
         The One Group(R) Income Equity Fund (the "Income Equity Fund")
     The One Group(R) Disciplined Value Fund (the "Disciplined Value Fund")
  The One Group(R) Growth OPPORTUNITIES Fund (the "GROWTH OPPORTUNITIES Fund")
                The One Group(R) International Equity Index Fund
                    (the "International Equity Index Fund")
          The One Group(R) Equity Index Fund (the "Equity Index Fund")
   The One Group(R) Large Company Value Fund (the "Large Company Value Fund") The One Group(R) Large Company Growth Fund (the "Large Company Growth Fund")
      The One Group(R) Asset Allocation Fund (the "Asset Allocation Fund")
           The One Group(R) Income Bond Fund (the "Income Bond Fund")
                  The One Group(R) Limited Volatility Bond Fund
                      (the "Limited Volatility Bond Fund")
     The One Group(R) Intermediate Bond Fund (the "Intermediate Bond Fund")
       The One Group(R) Government Bond Fund (the "Government Bond Fund")
         The One Group(R) Government ARM Fund (the "Government ARM Fund")
      The One Group(R) MUNICIPAL INCOME Fund (the "MUNICIPAL INCOME Fund")
                The One Group(R) Intermediate Tax-Free Bond Fund
                    (the "Intermediate Tax-Free Bond Fund")
   The One Group(R) Ohio Municipal Bond Fund (the "Ohio Municipal Bond Fund") The One Group(R) Texas Tax-Free Bond Fund (the "Texas Tax-Free Bond Fund")
                The One Group(R) West Virginia Tax-Free Bond Fund
                    (the "West Virginia Tax-Free Bond Fund")
                  The One Group(R) Kentucky Municipal Bond Fund
                      (the "Kentucky Municipal Bond Fund")
 The One Group(R) Arizona Tax-Free Bond Fund (the "Arizona Tax-Free Bond Fund") The One Group(R) Treasury Money Market Fund (the "Treasury Money Market Fund")
                The One Group(R) Treasury Only Money Market Fund
                    (the "Treasury Only Money Market Fund")
                 The One Group(R) Government Money Market Fund
                      (the "Government Money Market Fund")
                 The One Group(R) Tax Exempt Money Market Fund
                      (the "Tax Exempt Money Market Fund")
             The One Group(R) Institutional Prime Money Market Fund
                 (the "Institutional Prime Money Market Fund")
                 THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND
                     (THE "LOUISIANA MUNICIPAL BOND FUND")
          THE ONE GROUP(R) VALUE GROWTH FUND (THE "VALUE GROWTH FUND")
     THE ONE GROUP(R) GULF SOUTH GROWTH FUND (THE "GULF SOUTH GROWTH FUND")

                            [____________________]

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, the Income Equity Fund, the Disciplined Value Fund, the Growth
OPPORTUNITIES Fund, the International Equity Index Fund, the Equity
Index Fund, the Large Company Value Fund, the Large Company Growth Fund, the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Government Bond Fund, the Government ARM Fund, the Asset Allocation Fund, the MUNICIPAL INCOME Fund, the Texas Tax-Free Bond Fund, the West Virginia
Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Tax-Free Bond Fund and the Ohio Municipal Money Market Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund , the Institutional Prime Money Market
Fund, THE LOUISIANA MUNICIPAL BOND FUND, THE VALUE GROWTH FUND AND THE GULF SOUTH GROWTH FUND . The Prospectuses for each of The One Group(R) Funds are dated November 1, 1995 (EXCEPT THE PROSPECTUSES FOR THE LOUISIANA MUNICIPAL
BOND FUND, THE VALUE GROWTH FUND AND THE GULF SOUTH GROWTH FUND WHICH
ARE DATED [____________________]. This Statement of Additional Information is incorporated in its entirety into each of those Prospectuses. A copy of each of the Prospectuses for the Trust may be obtained by writing to the Distributor for the Trust, The One GROUP Services Company, 3435 Stelzer Road,
Columbus, Ohio 43219, or by telephoning toll free (800)-480-4111.

                                TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                          ----
THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1

INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
         Additional Information on Fund Instruments . . . . . . . . . . . . . . . . . . . . . . . . . .     2
                 High Quality Investments With Regard to the Money Market and Institutional
                          Money Market Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2
                 Bank Obligations   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
                 Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
                 Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
                 Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
                 Government Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
                 Futures and Options Trading  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
                          Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7
                          Restrictions on the Use of Futures Contracts  . . . . . . . . . . . . . . . .     9
                          Risk Factors in Futures Transactions  . . . . . . . . . . . . . . . . . . . .    10
                          Options Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
                 Covered Calls  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
                 Puts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
                 Purchasing Call Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15
                 Risk Factors in Options Transactions . . . . . . . . . . . . . . . . . . . . . . . . .    15
                 Mortgage-related Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
                 Yield, Market Value and Risk Considerations of Mortgage-Backed
                          Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18
                 Foreign Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
                 PERCS* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
                 When-Issued Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
                 Securities Lending . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
                 Index Investing by the Equity Index and International Equity Index Funds . . . . . . .    21
                 Foreign Currency Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
                          Transaction Hedging . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
                          Position Hedging  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
                          Currency Forward and Futures Contracts  . . . . . . . . . . . . . . . . . . .    25
                 General Characteristics of Currency Futures Contracts  . . . . . . . . . . . . . . . .    26
                          Foreign Currency Options  . . . . . . . . . . . . . . . . . . . . . . . . . .    27
                          Foreign Currency Conversion . . . . . . . . . . . . . . . . . . . . . . . . .    28
                 Variable and Floating Rate Notes . . . . . . . . . . . . . . . . . . . . . . . . . . .    28
                 Municipal Securities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    30

                 Demand Features  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    33
                 Swaps, Caps and Floors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
                 Structured Instruments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36
                 New Financial Products . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
                 Restricted Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
                 Ohio Municipal Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    38
                          Risk Factors Regarding Investments in Ohio Municipal Securities . . . . . . .    38
                 West Virginia Municipal Securities . . . . . . . . . . . . . . . . . . . . . . . . . .    39
                          Risk Factors Regarding Investments in West Virginia Municipal Securities  . .    39
                 Kentucky Municipal Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
                          Risk Factors Regarding Investments in Kentucky Municipal
                                  Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
                 Texas Municipal Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
                          Risk Factors Regarding Investments in Texas Municipal Securities  . . . . . .    41
                 Arizona Municipal Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
                          Risk Factors Regarding Investments in Arizona Municipal
                                  Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
                 Louisiana Municipal Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
                          Risk Factors Regarding Investments in Louisiana Municipal
                                  Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    45
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
         Additional Tax Information Concerning All Funds of the Trust   . . . . . . . . . . . . . . . .    51
         Additional Tax Information Concerning the Tax-Free Funds   . . . . . . . . . . . . . . . . . .    54
         Additional Tax Information Concerning the International Equity Index Fund  . . . . . . . . . .    55
         Foreign Tax Credit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    56

VALUATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    57
         Valuation of the Money Market and Institutional Money Market Funds . . . . . . . . . . . . . .    57
         Valuation of the Equity Funds, the Bond Funds and the Municipal Bond Funds . . . . . . . . . .    57

ADDITIONAL INFORMATION REGARDING THE CALCULATIONOF PER SHARE NET ASSET VALUE  . . . . . . . . . . . . .    58
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    58

MANAGEMENT OF THE TRUST   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
         Trustees & Officers  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    62
         Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    65
                          Banc One Investment Advisors Corporation  . . . . . . . . . . . . . . . . . .    65
                          Boston International Advisors, Inc. . . . . . . . . . . . . . . . . . . . . .    67
         Glass-Steagall Act . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    68

         Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    69
         Administrator  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    72
         Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    76
         Distributor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    76
         Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    77
         Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    79
         Experts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    80

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    81
         Description of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    81
         Shareholder and Trustee Liability  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    82
         Calculation of Performance Data  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    83
         Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    87

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   272

                                   THE TRUST


         The One Group (R) (the "Trust") is an open-end management investment company. The Trust consists of THIRTY-TWO series of units of beneficial interest ("Shares") each representing interests in one of THIRTY-TWO separate investment portfolios ("Funds", formerly "Portfolios"), i.e., the U.S. Treasury Securities Money Market Fund (formerly the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly the Tax-Free Obligations Portfolio) and the Ohio Municipal Money Market Fund (these four Funds being collectively referred to as the "Money Market Funds"), the Income Equity Fund, the Disciplined Value Fund, THE GROWTH OPPORTUNITIES FUND (FORMERLY the Small Company Growth Fund AND the Growth Equity Portfolio), the Equity Index Fund, the International Equity Index Fund, the Large Company Value Fund (formerly, the Quantitative Equity Portfolio), the Large Company Growth Fund, the Asset Allocation Fund (formerly, the Flexible Balanced Portfolio), THE VALUE GROWTH FUND AND THE GULF SOUTH GROWTH FUND (THESE TEN Funds being collectively referred to as the "Equity Funds"), the Income Bond Fund (formerly the Income Portfolio), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, and the Government ARM Fund (these five Funds being collectively referred to as the "Bond Funds"), the Intermediate Tax-Free Bond Fund, THE MUNICIPAL INCOME FUND (FORMERLY the Tax-Free Bond Fund), the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the West Virginia Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Tax-Free Bond Fund, AND THE LOUISIANA MUNICIPAL BOND FUND (THESE EIGHT Funds being collectively referred to as the "Municipal Bond Funds"), the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, and the Institutional Prime Money Market Fund (these five Funds being collectively referred to as the "Institutional Money Market Funds"). The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the MUNICIPAL INCOME Fund, the Texas Tax-Free Bond Fund, the West Virginia Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Tax-Free Bond Fund , the Tax Exempt Money Market FUND AND THE LOUISIANA MUNICIPAL BOND Fund are sometimes referred to herein as the "Tax-Free Funds."

         All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"), with the exception of the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, the West Virginia Tax-Free Bond Fund, the Texas Tax-Free Bond Fund, the Arizona Tax-Free Bond Fund , the Ohio Municipal Money Market Fund, THE LOUISIANA MUNICIPAL BOND FUND AND THE GULF SOUTH GROWTH FUND, which are non-diversified. The shares in the Funds of the Trust (other than the Institutional Money Market Funds, the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund) are offered in three separate classes: Fiduciary Class Shares, Class A Shares and Class B Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money

Market Fund offer Class A Shares, Fiduciary Class Shares and Service Class Shares. Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

         High Quality Investments With Regard to the Money Market and Institutional Money Market Funds

         As noted in the Prospectuses for the Money Market and Institutional Money Market Funds, each such Fund may invest only in obligations determined by the Fund's investment adviser ("Adviser") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.

         The Treasury Money Market Fund and the Treasury Only Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the Treasury Money Market Fund may be subject to repurchase agreements.

         The Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         The Tax Exempt Money Market Fund may invest only in obligations which, at the time of purchase, (i) possess the highest short-term ratings from a nationally recognized statistical rating organization (an "NRSRO") in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, the highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Adviser or the Sub-Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees (collectively, "First Tier Securities"). Some of the securities of the Tax Exempt Money Market Fund may be subject to repurchase agreements.

         With regard to the Money Market Funds and the Institutional Money Market Funds other than the Tax Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by the Adviser or the Sub-Adviser to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "Eligible Securities"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser or the Sub-Adviser to be comparable in priority and security to the obligation selected for purchase by the Trust.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Adviser or the Sub-Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser or the Sub-Adviser. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories.

         Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by the Adviser or the Sub-Adviser pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

         Each Money Market and Institutional Money Market Fund other than the Ohio Municipal Money Market, Municipal Money Market and Tax Exempt Money Market Funds will not invest more than 5% of its total assets in the First Tier Securities of any one issuer. In addition, each Fund other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Tax Exempt Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund other than the Treasury Only Money Market Fund, repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Adviser may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO which may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Bank Obligations

         Each Fund except the U.S. Treasury Securities Money Market Fund, the International Equity Index Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits. The International Equity Index Fund may invest in bank obligations such as certificates of deposit and demand and time deposits.


         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (AS of the date of their most recently published financial statements).


         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the

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United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The International Equity Index Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. Demand deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit.

         Commercial Paper


         Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.


         The Limited Volatility Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest rating category by at least one NRSRO (such as A-1 by Standard & Poor's Corporation ("S&P"), P-1 by Moody's Investor Service, Inc. ("Moody's") or F-1 by Fitch Investors Services ("Fitch")) or if unrated, determined by the Adviser to be of comparable quality. The Asset Allocation Fund, the Equity Funds other than the International Equity Index Fund, the Municipal Bond Funds, the Income Bond Fund, the Intermediate Bond Fund, the Government Bond Fund and the Government ARM Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by the Adviser or Investment Sub-Adviser ("Sub-Adviser") to be of comparable quality.

         Repurchase Agreements

         Securities held by each Fund other than the Treasury Only Money Market Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation (or in the case of the International Equity Index Fund, such banks or foreign banks) with total assets in excess of $1 billion (or in the case of the International Equity Index Fund, the equivalent of $1 billion) and registered broker-dealers (or in the case of the International Equity Index Fund, broker-dealers which may or may not be registered) which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on

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the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Although there is no current intention to do so, the International Equity Index Fund reserves the right in the future to enter into repurchase agreements. Repurchase agreements are considered by the Securities and Exchange Commission to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements

         Each of the Funds other than the Treasury Only Money Market Fund and Ohio Municipal Money Market Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, although the International Equity Index Fund and the Government ARM Fund have no current intention to do so. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the Securities and Exchange Commission to be borrowings by a Fund under the 1940 Act.

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         Government Securities

         With the exception of the U.S. Treasury Securities Money Market Fund, the Treasury Money Market Fund and the Treasury Only Money Market Fund, which will invest only in obligations issued or guaranteed by the U.S. Treasury, each of the Funds may invest in obligations issued or guaranteed by agencies and instrumentalities of the U.S. government. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when its Adviser or Sub-Adviser believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-related Securities" in this Statement of Additional Information.

         Futures and Options Trading


Futures Contracts. The Equity Funds and the Bond Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for risk management and hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.



         Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to

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purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.


         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to ENTER INTO FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, INDEX FUTURES AND OPTIONS THEREON THAT ARE TRADED ON AN EXCHANGE REGULATED BY THE CFTC IF, TO THE EXTENT THAT SUCH FUTURES AND OPTIONS ARE NOT FOR "bona fide hedging purposes" (AS DEFINED BY THE
CFTC), THE AGGREGATE INITIAL MARGIN AND PREMIUMS ON SUCH POSITIONS (EXCLUDING THE AMOUNT BY WHICH OPTIONS ARE IN THE MONEY) DO NOT EXCEED 5% OF THE FUND'S TOTAL ASSETS AT CURRENT VALUE.


         When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The Funds will only sell futures contracts to protect securities they own against price declines or purchase contracts to protect against an increase in the price of securities they

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intend to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, the Funds expect that approximately 75% of their futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or will be purchased by the Funds upon sale of open futures contracts.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

         A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.


Restrictions on the Use of Futures Contracts. None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits AND PREMIUMS on open contracts exceeds 5% of the market value of the respective Fund's total assets. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.



         The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures if, to the extent that such futures are not for "bona fide hedging purposes", the aggregate initial margins and premiums on such positions does not exceed 5% of the Fund's total assets at current value; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.


         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase

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price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Trust's intention to qualify as such.

Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A

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relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are for risk management and hedging purposes, the respective Advisers and Sub-Advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.


         Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.


Options Contracts. The respective Adviser or Sub-Adviser of the Equity and Bond Funds may use trading of options on securities or futures contracts for risk management and hedging purposes. An option on a futures contract gives the purchaser of the option the right (but not the obligation) to take a position at a specified price (the "striking," "strike" or "exercise" price) in the underlying futures contract or security. A "call" option gives the purchaser the right to take a long position in the underlying futures contract or security, and the purchaser of a "put" option acquires the right to take a short position in the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of an option is obligated to take a futures or securities position at a specified price if the option is exercised. In the case of a call option, the seller must stand ready to take a short position in the underlying futures contract or security at the strike price if the option is exercised. A seller of a put option, on the other hand, stands ready to take a long position in the underlying

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futures contract or security at the strike price if the option is exercised. A
"naked" option refers to an option written by a party which does not possess the underlying futures contract or security. A "covered" option refers to an option written by a party which does possess the underlying position.


         A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels. Similarly, a put option on a futures contract or security is said to be "out-of-the-money" if the strike price is below current market levels.

         Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.


         The Funds other than the International Equity Index Fund will enter into such option transactions only when the options are available on an exchange. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.


         Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

         Covered Calls

         Each Equity Fund, Bond Fund, and the Ohio Municipal Bond Fund may write
(sell) only "covered" call options and purchase options to close out options previously written by the Fund. In the case of each of the Funds other than the International Equity Index Fund, such options must be listed on a national securities exchange. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Although the International Equity Index Fund has no current intention to write such options, it reserves the right to do so from time to time when such activity will further its investment objective. Covered call options will generally be written on

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securities which, in the opinion of a Fund's Adviser or Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. (In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of the Fund's net assets.)

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Adviser or Sub-Adviser, in

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determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Trust's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Puts

         Each Bond and Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided

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during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. To the extent any Fund writes put options, all such options will be covered.

         Purchasing Call Options

         Each Bond and Equity Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

         Risk Factors in Options Transactions

         The successful use of the Bond Funds and the Equity Funds' options strategies depends on the ability of their Adviser or, where applicable, Sub-Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when its Adviser or, where applicable, Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if its Adviser or, where applicable, Sub-Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

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         If a secondary trading market in options were to become unavailable, a
Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.


         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.


         Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         Mortgage-related Securities


         Each of the Money Market Funds (other than the U.S. Treasury Securities Money Market Fund), THE EQUITY FUNDS (OTHER THAN INTERNATIONAL EQUITY INDEX
FUND) the Bond Funds, the Municipal Bond Funds, the Institutional Money Market Funds (other than the Treasury Money Market Fund and Treasury Only Money Market
Fund) and the Asset Allocation Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. All the aforementioned Funds will limit their investment in such securities as disclosed in the relevant Prospectus for each Fund.


         Mortgage-related securities, for purposes of the Trust's Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as

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commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund of the Trust purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Trust's Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds of the Trust will received when these amounts are reinvested.

         The Bond and Asset Allocation Funds may invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the three highest rating categories by a nationally recognized rating organization such as Moody's or S&P.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("Ginnie Mae") include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("Fannie Mae") include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.

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Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Yield, Market Value and Risk Considerations of Mortgage-Backed
         Securities

         The Bond Funds and the Asset Allocation Fund may invest in certain Mortgage-Backed Securities, such as Interest Only Stripped Mortgage-Backed Securities, that are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities.

         The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Trust invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

         In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to adjustable rate mortgage loans ("ARMs") has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if

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prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

         Foreign Investments

         The International Equity Index Fund will invest primarily in, and the Prime Money Market Fund, the Institutional Prime Money Market Fund, the Asset Allocation Fund, the remaining Equity Funds (other than the Equity Index Fund), the Income Bond Fund, the Limited Volatility Bond Fund and the Intermediate Bond Fund, subject to their respective investment objectives and policies, may also invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Banker's Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper (as those terms are defined in the relevant Prospectuses of the Trust). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Asset Allocation Fund, the Equity Funds (with the exception of the International Equity Index Fund) and the Income Bond and Limited Volatility Bond Funds.

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         By investing in foreign securities, the International Equity Index Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index Fund, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, will provide a source of increased diversification. The International Equity Index Fund itself seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

         PERCS*


         The Equity FUNDS may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.


         When-Issued Securities

         As discussed in the Prospectuses, each Fund, except the Treasury Money Market Fund, may purchase securities on a "when-issued" basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities


---------------------
*PERCS are a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with The One Group(R).

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to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. No Fund intends to purchase "when-issued" securities for speculative purposes but only in furtherance of its investment objective. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Adviser and Sub-Adviser to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets.

         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         Securities Lending

         Each of the Funds may lend up to 33% of its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive a minimum of 100% collateral in the form of cash, U.S. government securities, Shares of an investment trust or Shares of an investment company or any combination of such cash and securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time and are therefore not considered to be illiquid investments. While a Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Fund's Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees and when, in the judgement of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.

         Index Investing by the Equity Index and International Equity Index
         Funds

         It is anticipated that the indexing approach that will be employed by the Equity Index Fund will be an effective method of substantially duplicating percentage changes in the S&P 500 Index (the "Index"). It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value,

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including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. "Standard and Poor's 500" is a service mark of S&P.

         The weightings of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

         The Adviser generally selects stocks for the Equity Index Fund in the order of their weightings in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

         It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially duplicating percentage changes in the GDP weighted MSCI EAFE Index (the "International Index"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.95, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of

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its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by Gross Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

         MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.

         Foreign Currency Transactions

         The Adviser or Sub-Adviser of the International Equity Index Fund may, if it so chooses, engage in Foreign Currency Transactions, as discussed below.

Transaction Hedging. When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Index Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a

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dividend or interest payment in a foreign currency. By transaction hedging, the
International Equity Index Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The International Equity Index Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). Although there is no current intention to do so, the International Equity Index Fund reserves the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

         For transaction hedging purposes the International Equity Index Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

Position Hedging. When it engages in position hedging, the International Equity Index Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolios securities are denominated (or an increase in the value of currency for securities which the Adviser or Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The International Equity Index Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Equity Index Fund has no current intention to do so.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be

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necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Although the Fund has no current intention to do so, the International Equity Index Fund may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Index Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. The International Equity Index Fund would enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

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         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Equity Index Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         General Characteristics of Currency Futures Contracts

         When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

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         In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

         Foreign Currency Options. The International Equity Index Fund may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally

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representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Variable and Floating Rate Notes

         Variable amount master demand notes, in which the Prime Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund, the Bond Funds, and the Equity Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Each Fund's Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         As described in the Prospectuses of the Bond Funds, the Equity Funds, the Tax-Free Funds, the Ohio Municipal Money Market, the Municipal Money Market, the Institutional Prime Money Market and the Government Money Market Funds, subject to their investment objective policies and restrictions, each such Fund (other than the Equity Index Fund) may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating

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agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Fund's Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable or floating rate notes with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

         (1) A note that is issued or guaranteed by the United States government or any agency thereof which has a variable rate of interest readjusted no less frequently than 397 days will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding one year and upon no more than 30 days notice.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements

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providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market and Institutional Money Market Funds) or 15% (with respect to all Funds other than the Money Market and Institutional Money Market Funds) of the Fund's NET assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Fund's Adviser, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix. The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.


         Municipal Securities


         As a matter of fundamental policy, under normal market conditions, at least 80% of the total assets of each of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the MUNICIPAL INCOME Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, THE LOUISIANA MUNICIPAL BOND FUND, the West Virginia Tax-Free Bond Fund, the Arizona Tax-Free Bond Fund, and the Tax Exempt Money Market Fund will be invested in Municipal Securities. Each of the Prime Money Market, Asset Allocation, Income Bond, Limited Volatility Bond, Intermediate Bond and Government Bond Funds may also invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or


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repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state. The Tax-Free Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users.

         Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term "Municipal Securities" as used in the Prospectuses of the Tax-Free Funds (other than the Ohio Municipal Money Market, Ohio Municipal Bond and Municipal Money Market Funds) and in this Statement of Additional Information with respect to such Funds only if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Private activity bonds that are subject to federal income tax and are treated as a preference item for individuals for purposes of the federal alternative minimum tax are included within the term Taxable Obligations as used in the Prospectuses of the Tax-Free Funds (other than the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and Municipal Money Market Fund). As used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and the Municipal Money Market Fund and in this Statement of Additional Information with respect to such Funds, the term Municipal Securities includes private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities only if the interest paid thereon is exempt from federal income tax. Private activity bonds that are subject to federal income tax are included within the term Taxable Obligations as used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund, and the Municipal Money Market Fund.

         The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

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         The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic,

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business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. A recent decision of the United States Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on
(i) the availability of Municipal Securities for investment by the Funds, and
(ii) the value of the investment portfolios of the Funds.

         The Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

         The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Demand Features

         The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the

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securities or by another third party, and may not be transferred separately from the underlying security.

         Swaps, Caps and Floors

         All of the Bond Funds (except the Limited Volatility Bond Fund) and the fixed income portion of the Asset Allocation Fund may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "swap contracts") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts and Related Options;" and "Options."

         The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

         Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

         Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

         Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its

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obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

         In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after the Adviser has determined that it would be prudent to close out or offset the first swap contract.

         The Funds will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by the Adviser to be of comparable quality.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If the Adviser is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

         The Staff of the Securities and Exchange Commission is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in

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swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and the Adviser believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian.

         Structured Instruments

         All of the Bond Funds (except the Limited Volatility Bond Fund) and the fixed income portion of the Asset Allocation Fund may invest, from time to time, in one or more structured instruments. Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indexes. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.

         The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

         While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and the Adviser's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back. Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be

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registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund's NET assets, when combined with all other illiquid investments of each Fund. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."


         New Financial Products

         New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and all of the Bond Funds (except the Limited Volatility Bond Fund) and the fixed income portion of the Asset Allocation Fund may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

         These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

         Restricted Securities

         Each of the Equity Funds (except the Equity Index Fund and the International Equity Index Fund) and each of the Bond Funds (except the Ohio Municipal Bond Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for

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liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Funds' Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund will not subject such paper to the limitation applicable to restricted securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed the Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

         -    the frequency of trades and quotes for the security;
         - the number of dealers willing to purchase or sell the security and the number of other potential buyers;
         -    dealer undertakings to make a market in the security; and
         - the nature of the security and the nature of the marketplace trades.

         Ohio Municipal Securities

         As used in the Trust's Prospectuses and this Statement of Additional Information, the term "Ohio Municipal Securities" refers to debt securities which (i) are issued by or on behalf of the State of Ohio or its respective authorities, agencies, instrumentalities, and political subdivisions, and (ii) produce interest which, in the opinion of issuer's counsel at the time of issuance, is exempt from both federal income tax, and Ohio personal income tax.

Risk Factors Regarding Investments in Ohio Municipal Securities

         The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or

                                      B-38


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project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligators to make timely payment of interest and principal on such obligations.

         Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

         West Virginia Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to debt securities which are issued by or on behalf of West Virginia or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax, is not treated as a preference item for purposes of the federal alternative minimum tax, and is exempt from West Virginia personal income tax.

Risk Factors Regarding Investments in West Virginia Municipal Securities

         West Virginia's economy is heavily dependent upon the coal mining industry. A reduction in the demand for certain types of coal and increasing governmental regulation has had an adverse impact upon the industry and upon the economy of the state. Notwithstanding

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the importance of the coal mining industry on the West Virginia economy, over the course of the past few years, West Virginia's economy has benefitted from a developing tourism industry. Tourism directly and indirectly accounts for a material portion of the West Virginia economy.

         In 1989, state taxes were substantially increased by applying sales, service and use taxes to a vast number of consumer and industrial products and services that were previously exempt from such tax. In 1993, the state's gasoline tax was substantially increased.

         In 1990, legislation was enacted directing a statewide reappraisal of real property for ad valorem tax purposes. Implementation of the reappraisal program was completed in 1994. Generally, implementation has substantially increased ad valorem taxes of both residential and commercial real property owners.

         Despite the enactment in 1989 and 1990 of legislation designed to provide a significant increase in revenues to the state, the state experienced a shortfall in revenues. Even with these measures, the Governor in 1990 imposed a two-year hiring freeze on state agencies; and in 1992, and again in January, 1993, the Governor imposed spending reductions on most state agencies in order to bring expenditures in line with revenues.

         The increase in taxes in recent years and the 1993 freeze of expenditures did result in a surplus for the state at the end of its June 30, 1993 fiscal year. The state also had a surplus at the end of its June 30, 1994 fiscal year. However, as in many other states, the state, local governments and school boards continue to struggle to produce sufficient revenues to fund operations and support public education.

         West Virginia led the nation in unemployment from July, 1991 through August, 1993. Although unemployment in West Virginia declined from 10.5% in July, 1993, to 8.7% in July, 1994, West Virginia's unemployment rate is still well above the 6.1% national rate for July, 1994. High unemployment continues to reflect the weakness of the West Virginia economy.

         Kentucky Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to debt securities which are issued by or on behalf of Kentucky or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax, is not treated as a preference item for purposes of the federal alternative minimum tax, and is exempt from Kentucky personal income tax.

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Risk Factors Regarding Investments in Kentucky Municipal Securities

         As of August 31, 1994, Kentucky had an unemployment rate of 4.4%, which was below the national average of 5.9%. For calendar year 1993, Kentucky's per capita income ranked 43rd in the nation and was 82% of the national average. The most current audited financial statement for Kentucky indicates a surplus of funds in the General Fund of $104.6 million, which was $88.5 million above the budgeted balance.

         Unlike many states, payment on nearly all Kentucky Municipal Securities depends upon revenue generated by the property financed by the securities; the securities are not general obligations of the issuer.

         Texas Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Texas Municipal Securities" refers to debt securities which are issued by or on behalf of Texas or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

Risk Factors Regarding Investments in Texas Municipal Securities

         Because the Fund invests primarily in obligations issued by Texas entities, the Fund's performance is partially dependent upon economic conditions within the State of Texas generally and upon the economic condition of issuing governments and their instrumentalities in particular. In the late 1980's, weakness in the oil and gas related and agricultural sectors of the Texas economy adversely affected consumer spending, financial institutions, utility demand, and real estate values within the state. Consequently, the state and many of its local governments had to increase sales, utilities, and ad valorem tax rates in order to maintain revenue yields. In the past two years, however, in contrast to the national economy, business activity in Texas has strengthened, with employment growth occurring in most sectors. In addition, Texas' major financial institutions have been recapitalized and bank failures have generally ceased.

         Arizona Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Arizona Municipal Securities" refers to debt securities which are issued by or on behalf of Arizona or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax.

Risk Factors Regarding Investments in Arizona Municipal Securities


         Arizona's outlook remains uncertain as long as the state does not adopt a plan regarding long term matching of revenues and expenditures, especially for education, health care and corrections. Despite severe problems in the real estate sector, Arizona's growth continues to OUT PACE the nation, for example: (i) the state's 35% population growth during the 1980's was the third fastest rate in the nation, next to Alaska and Nevada; (ii) Arizona's current population growth is over 2% per year, about twice the national average, (iii) its growth in non-agricultural employment between July 1990-1991 was 1.5%-- seventh fastest in the nation; and (iv) the state's unemployment rate currently is 7.1%, below the 7.3% U.S. unemployment rate.


         Nonetheless, growth has been expensive for Arizona. During the high-growth 1980's, combined per capita state and local expenditures climbed to about 105% of the U.S. average from about 95%, according to data from the Advisory Commission on Intergovernmental Relations. This occurred just after 1980 tax reform removed food from the sales tax base and imposed limits on property taxes. The resulting reduction in revenues reduced liquidity in the state treasury. General Fund balances fell to a low of zero in fiscal 1983 from a high of 21% in 1980. Balancing the budget has been a challenge ever since, requiring numerous mid-year corrections and special sessions of the legislature. Although growth-generated revenues picked up during the mid-decade boom, growth in entitlements, federally mandated programs, education, and corrections still outstripped revenue inflow. When growth started to slow in 1986, the pressure intensified. Since fiscal 1985, the state managed five successive years of shortfalls with internal borrowing, tax accelerations, one-time adjustments, and budget cuts. After considerable cuts in many departments, fiscal 1991 closed with an estimated 2% balance, and fiscal 1992 had a General Fund balance of $5 million. The forecast for fiscal 1993 is for a balanced budget.


         LOUISIANA MUNICIPAL SECURITIES

         AS USED IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION, THE TERM "LOUISIANA MUNICIPAL SECURITIES" REFERS TO DEBT SECURITIES WHICH ARE ISSUED BY OR ON BEHALF OF LOUISIANA OR ITS RESPECTIVE AUTHORITIES, AGENCIES, INSTRUMENTALITIES AND POLITICAL SUBDIVISIONS AND WHICH PRODUCE INTEREST WHICH, IN THE OPINION OF COUNSEL FOR THE ISSUER, IS EXEMPT FROM FEDERAL INCOME TAX AND IS NOT TREATED AS A PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

RISK FACTORS REGARDING INVESTMENTS IN LOUISIANA MUNICIPAL SECURITIES

         LOUISIANA'S GENERAL OBLIGATION BONDS ARE CURRENTLY RATED BAA1 BY MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") AND A MINUS BY STANDARD AND POOR'S RATING GROUP ("S&P"). LOUISIANA'S RATINGS REFLECT AN ONGOING RECOVERY PROCESS FROM THE SEVERE FINANCIAL PROBLEMS WHICH DEVELOPED AFTER OIL PRICES DECLINED IN THE MID-TO-LATE 1980'S.


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ALSO, BOTH RATING AGENCIES HAVE COMMENDED THE STATE FOR ENACTING CONSTITUTIONAL
REFORMS IN THE FALL OF 1993 THAT CURB BORROWING AND REQUIRE THAT NON-RECURRING REVENUES BE APPLIED TO DEBT REDUCTION. HOWEVER, LOUISIANA REMAINS ONE OF THE WEAKEST STATES IN TERMS OF ITS CREDIT FUNDAMENTALS. WHILE RATINGS OF INDIVIDUAL CITIES, PARISHES, AGENCIES AND SPECIAL DISTRICTS VARY, MOST LOUISIANA ISSUERS HAVE BEEN AFFECTED TO SOME DEGREE BY LOUISIANA'S ECONOMY.

         THROUGH THE OIL BOOM OF THE LATE 1970S AND EARLY 1980S, LOUISIANA'S LABOR FORCE AND EMPLOYMENT GREW STEADILY, AS DID ITS FINANCIAL POSITION.
BY JUNE 30, 1981, THE GENERAL FUND HAD RUN SEVERAL YEARS OF OPERATING SURPLUSES, BRINGING THE ENDING FUND BALANCE TO $839.5 MILLION, A SIZEABLE 16% OF
OPERATING EXPENDITURES. WHEN THE OIL INDUSTRY WEAKENED, ECONOMIC GROWTH SLOWED AND OPERATING DEFICITS OCCURRED, LOUISIANA'S UNDESIGNATED GENERAL FUND
DEFICIT REACHED $512 MILLION IN FISCAL 1988 (ENDED JUNE 30) AND THE FUND
BALANCE WAS A NEGATIVE $377 MILLION.

         TO ADDRESS ITS DEFICITS, LOUISIANA CREATED THE LOUISIANA RECOVERY DISTRICT IN 1988, WHICH SOLD $979 MILLION REVENUE BONDS SECURED BY (I) THE REVENUES DERIVED FROM THE RECOVERY DISTRICT'S 1% STATEWIDE SALES AND USE TAX, AND (II) ALL FUNDS AND ACCOUNTS HELD UNDER THE RECOVERY DISTRICT'S GENERAL BOND RESOLUTION AND ALL INVESTMENT EARNINGS ON SUCH FUNDS AND ACCOUNTS. AS OF DECEMBER 31, 1994, THE PRINCIPAL AMOUNT OF ALL THESE BONDS (INCLUDING BONDS ISSUED TO DEFEASE CERTAIN PORTIONS OF THE ORIGINAL BOND ISSUE) WAS $486,795 MILLION. ARTICLE VI, SECTION 30.1 OF THE STATE CONSTITUTION, EFFECTIVE NOVEMBER 3, 1994, PROHIBITS THE RECOVERY DISTRICT FROM ISSUING ADDITIONAL BONDS EXCEPT TO REFUND BONDS AT A LOWER EFFECTIVE INTEREST RATE. ALL BONDS OF THE RECOVERY DISTRICT SHALL BE RETIRED NO LATER THAN THE END OF THE FISCAL YEAR 1998-1999.

         DURING THE PERIOD FROM FISCAL YEAR 1987-1988 THROUGH FISCAL YEAR 1993-1994, LOUISIANA EXPERIENCED OPERATING BUDGET DEFICITS IN THREE OF
THE SEVEN FISCAL YEARS. THE OPERATING DEFICIT PROBLEM WAS EXACERBATED BY THE HIGHLY DEPENDENT NATURE OF LOUISIANA'S BUDGET ON MINERAL REVENUES AND
THE DRAMATIC FLUCTUATIONS IN OIL PRICES OVER THE LAST DECADE.

         LOUISIANA BEGAN FISCAL YEAR 1988-1989 WITH A BALANCE OF $271
MILLION IN THE GENERAL FUND AND ENDED THE YEAR WITH AN OPERATING SURPLUS
WHICH, WHEN COMBINED WITH PRIOR YEAR ADJUSTMENTS OF $384 MILLION, PROVIDED THE STATE WITH AN ENDED BALANCE IN THE GENERAL FUND OF $655 MILLION. FISCAL
YEAR ENDED 1989-1990 ENDED WITH A SMALL OPERATING SURPLUS OF $47 MILLION WHICH, WHEN ADDED TO THE $655 MILLION BALANCE FROM THE PRIOR FISCAL YEAR,
RESULTED IN AN ACCUMULATED SURPLUS OF $702 MILLION AS OF JUNE 30, 1990.

         IN FISCAL YEAR 1990-1991, LOUISIANA ENDED THE FISCAL YEAR WITH AN ACCUMULATED SURPLUS IN THE GENERAL FUND OF $417.98 MILLION. IN FISCAL YEAR 1991-1992, STATE OPERATIONS RESULTED IN A $487 MILLION DEFICIT WHICH, AFTER ADJUSTMENT, RESULTED IN AN UNDESIGNATED


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FUND BALANCE DEFICIT OF $83 MILLION. THIS SHORTFALL WAS ELIMINATED BY UTILIZING
A SET ASIDE AGAINST THE TOTAL BALANCE AVAILABLE FOR APPROPRIATIONS.

         LOUISIANA ENDED FISCAL YEAR 1992-1993 WITH A POSITIVE UNDESIGNATED BALANCE IN ITS GENERAL FUND OF $101 MILLION. AT THE END OF FISCAL YEAR 1993-1994, THERE WAS AN OPERATING SURPLUS OF $129 MILLION WHICH, AFTER INCLUDING THE PRIOR YEAR'S FUND BALANCE AND RESERVE CHANGES, RESULTED IN A
POSITIVE UNDESIGNATED UNRESERVED GENERAL FUND BALANCE OF $212.9 MILLION. THE STATE FORECASTS FOR FISCAL YEAR 1995-1996 INDICATE A POTENTIAL REVENUE
SHORTFALL OF $192 MILLION IN ORDER TO CONTINUE STATE OPERATIONS IN FISCAL
YEAR 1995-1996 AT CURRENT LEVELS.

         IT SHOULD BE NOTED THAT THE GENERAL FUND COULD BE IMPACTED BY
CERTAIN PENDING MEDICAID ISSUES. CURRENTLY, LOUISIANA IS ELIGIBLE TO
RECEIVE UP TO $1.217 BILLION IN MEDICAID DISPROPORTIONATE SHARE PAYMENTS FOR HOSPITALS. IN THE PAST, LOUISIANA HAS USED A PORTION OF THE AMOUNTS PAID
TO THE PUBLIC HOSPITALS IN THE STATE TO RETURN TO THE MEDICAID PROGRAM TO HELP FINANCE THIS HEALTH CARE.

         THE 1993 AMENDMENTS TO THE FEDERAL DISPROPORTIONATE SHARE LAW
SEVERELY RESTRICT THE STATE'S ABILITY TO CONTINUE TO HELP FINANCE HEALTH
CARE IN THIS MANNER. IT IS ESTIMATED THAT A TOTAL OF APPROXIMATELY $940 MILLION IN DISPROPORTIONATE SHARE FUNDING WILL BE PAID OUT IN STATE FISCAL YEAR
1995, COMPARED TO THE TOTAL CAPPED AMOUNT AVAILABLE TO LOUISIANA OF $1.271 BILLION. THUS, THE 1993 AMENDMENTS REDUCED LOUISIANA'S DISPROPORTIONATE
SHARE FUND BY OVER $300 MILLION. IN FISCAL YEAR 1996, THE ESTIMATED LOSS OF DISPROPORTIONATE SHARE FUNDING IS OVER $750 MILLION.

         ON DECEMBER 31, 1994, LOUISIANA SUBMITTED A PROPOSED "SECTION 1115 WAIVER" TO THE FEDERAL GOVERNMENT TO SIGNIFICANTLY CHANGE ITS MEDICAID PROGRAM TO ALLOW MORE FLEXIBILITY AND TO ADDRESS THE POTENTIAL FINANCING PROBLEM. PRELIMINARY MEETINGS WITH HEALTH AND HUMAN SERVICES INDICATE THAT THE FEDERAL GOVERNMENT IS INTERESTED IN DEVELOPING A JOINT SOLUTION TO LOUISIANA'S HEALTH CARE FUNDING CRISIS AND IS WORKING WITH THE STATE ON THE WAIVER. THE WAIVER PROPOSAL PROVIDES FOR A PHASE-IN OF A MANAGED CARE PROGRAM WITH EMPHASIS ON PRIMARY AND PREVENTIVE SERVICES THROUGH A CAPITATED PAYMENT SYSTEM WHICH SHOULD PROVIDE FOR MORE STABILITY AND CONTROLLED GROWTH IN THE MEDICAID PROGRAM. THE STATE HAS RECEIVED A LETTER FROM U.S. SECRETARY OF HEALTH AND HUMAN SERVICES, DONNA SHALALA, ADVISING THAT THEY HOPE TO REACH A FINAL AGREEMENT WITH 120 DAYS.

         THE HEALTH CARE FINANCING ADMINISTRATION ("HCFA") HAS RECENTLY NOTIFIED LOUISIANA THAT IT HAS QUESTIONS CONCERNING THE PROVIDER FEE LEGISLATION ENACTED IN 1993. IF HCFA DISALLOWS THE PROVIDER FEE, THERE COULD BE A NEGATIVE $112 MILLION EFFECT AS OF JUNE 30, 1994. THE STATE IS EXPECTED TO AGGRESSIVELY OBJECT TO ANY DISALLOWANCE BY HCFA.


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         ECONOMICALLY, LOUISIANA WILL CONTINUE TO BE AFFECTED BY WORLD ENERGY
MARKETS. APPROXIMATELY 15% OF THE NATION'S CRUDE OIL AND APPROXIMATELY 28% OF ITS NATURAL GAS ARE PRODUCED IN LOUISIANA. IN THE PAST THE STATE HAS ESTIMATED THAT UP TO 25% OF ITS ECONOMY IS DIRECTLY OR INDIRECTLY RELATED TO ENERGY. THIS IS DESPITE THE FACT THAT ONLY 5.5% OF EMPLOYMENT IS IN OIL AND GAS EXTRACTION, CHEMICALS AND ALLIED PRODUCTS AND PETROLEUM REFINING. OIL AND OIL RELATED JOBS ALSO TEND TO BE AT RELATIVELY HIGH WAGES, MAGNIFYING THEIR ECONOMIC EFFECT. SIMILARLY, ALTHOUGH SEVERANCE TAXES AND ROYALTIES ACCOUNTED FOR ALMOST 4.3% OF OPERATING REVENUES FOR FISCAL YEAR 1993-1994, COMPARED WITH ALMOST 25% TEN YEARS AGO, ENERGY RELATED ACTIVITY AFFECTS INDIVIDUAL AND CORPORATE TAXES, WHICH TOGETHER WITH SALES TAXES ACCOUNT FOR 21.3% OF GENERAL REVENUES. UNEMPLOYMENT DECLINED IN LOUISIANA FROM 12% IN 1987 TO 6.2% IN 1990. THIS WAS DUE IN PART TO INCREASED EMPLOYMENT BUT ALSO TO OUT-MIGRATION OF POPULATION AND A DECLINE IN LABOR FORCE. LOUISIANA'S JOBLESS RATE HAS SINCE RISEN TO 7.4% AS OF DECEMBER 31, 1994. THE COMPARABLE NATIONAL UNEMPLOYMENT RATE WAS 6.8%. IN ADDITION TO OIL AND GAS, MAJOR CONTRIBUTORS TO LOUISIANA'S ECONOMY INCLUDE CHEMICAL PRODUCTION, SHIPPING, AGRICULTURE AND TOURISM.

         LOUISIANA'S DEBT BURDEN IS WELL ABOVE THAT OF OTHER STATES, WHILE WEALTH AND INCOME INDICATORS ARE BELOW THE NATIONAL AVERAGE. IN 1993, FOR EXAMPLE, THE MOST RECENT YEAR FOR WHICH DATA IS AVAILABLE, LOUISIANA'S PER CAPITA PERSONAL INCOME WAS 80% OF THE UNITED STATES AVERAGE. ACCORDING TO MOODY'S, LOUISIANA'S STATE-LEVEL TAX SUPPORTED DEBT IS THE SIXTH HIGHEST AS A PERCENTAGE OF PERSONAL INCOME AND EIGHTH HIGHEST ON A PER-CAPITA BASIS.

         MUNICIPAL OBLIGATIONS ARE SUBJECT TO THE PROVISIONS OF BANKRUPTCY, INSOLVENCY AND OTHER LAWS AFFECTING THE RIGHTS AND REMEDIES OF CREDITORS, SUCH AS THE FEDERAL BANKRUPTCY CODE, AND LAWS, IF ANY, WHICH MAY BE ENACTED BY CONGRESS OR STATE LEGISLATURES EXTENDING THE TIME FOR PAYMENT OF PRINCIPAL OR INTEREST, OR BOTH, OR IMPOSING OTHER CONSTRAINTS UPON ENFORCEMENT OF SUCH OBLIGATIONS OR UPON MUNICIPALITIES TO LEVY TAXES. THERE IS ALSO THE POSSIBILITY THAT AS A RESULT OF LITIGATION OR OTHER CONDITIONS THE POWER OR ABILITY OF ANY ONE OR MORE ISSUERS TO PAY WHEN DUE PRINCIPAL OR INTEREST ON ITS OR THEIR MUNICIPAL OBLIGATIONS MAY BE MATERIALLY AFFECTED.

INVESTMENT RESTRICTIONS


         Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION-- Miscellaneous" in this Statement of Additional Information.

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate in a joint or joint and several basis in any securities trading account, except, in the case of the Municipal

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Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity, Bond and International Equity Index Funds may purchase or sell financial futures contracts and may purchase call or put options on financial futures contracts, and (ii) the International Equity Index Fund may purchase or sell foreign currency futures contracts and foreign currency forward contacts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.

         4. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Money Market, Treasury Only Money Market and Government Money Market Funds in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

         7. Purchase or sell real estate (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         8. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

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         In addition, the U.S. Treasury Securities Money Market, the Prime Money
Market and the Institutional Money Market Funds may not:

         1. Buy common stocks or voting securities.

         In addition, the U.S. Treasury Securities Money Market, the Prime Money Market, and the Government Money Market Funds may not:


         1. Buy STATE, municipal, or private activity bonds.


         The following investment restrictions are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

         No Fund may:

         1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its Adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         2. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation. (This restriction shall not apply to investments in asset-backed securities and other mutual funds authorized for purchase by such Fund, as described in its Prospectus. For purposes of this restriction, an "Asset-Backed Security" means a debt obligation issued by a limited-purpose entity whose primary business activity is acquiring and holding financial assets.) (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

         3. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

The Equity Funds, the Municipal Bond Funds, and the Institutional Money Market Funds may not:

         1. Acquire securities that are subject to restrictions on resale because they are not registered under the Securities Act of 1933, if such investment would exceed 5% of the Fund's total assets.

Each of the Asset Allocation and Intermediate Bond Funds may not:

         1. Invest more than 15% of its NET assets in securities with legal or contractual restrictions on resale. However, this restriction shall not apply to securities eligible for resale to institutional buyers under Rule 144A of the Securities and Exchange Commission or to securities that become a part of the Fund's assets through merger, exchange or recapitalization involving securities already held in a Fund.


None of the Money Market Funds or Institutional Money Market Funds may:

         1. Write or purchase call options.

         2. Write or purchase put options except that each of the Ohio Municipal Money Market, Municipal Money Market and Tax-Exempt Money Market Funds may acquire puts with respect to Municipal Securities in its portfolio and sell those puts in conjunction with a sale of those Municipal Securities.


The MUNICIPAL INCOME Fund, Ohio Municipal Money Market Fund, Municipal Money Market Fund and the Tax-Exempt Money Market Fund may not:


         1. Write or sell puts, calls, straddles, spreads or combinations thereof except that a Fund may acquire puts with respect to Municipal Securities in its portfolio and sell those puts in conjunction with a sale of those Municipal Securities.

The Government ARM Fund may not:

         1. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         Additionally, although not a matter controlled by their fundamental investment policies or restrictions (and therefore subject to change without Shareholder approval), the Equity Funds and the Bond Funds will not, so long as their Shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, (1) invest more than 5% of any Fund's net assets in warrants; provided that, of this 5%, no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange or (2) invest more than 15% of any Fund's net assets in securities which are not readily marketable. For purposes of restriction (1) in the preceding sentence, warrants acquired by a Fund in units or attached to other securities may be deemed to be without value.


         Additionally, although not a matter controlled by their fundamental investment policies or restrictions (and therefore subject to change without Shareholder approval), the Equity Funds, the Bond Funds, the Municipal Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Intermediate Tax-Free Bond Fund, the MUNICIPAL INCOME Fund, and the Texas Tax-Free Bond Fund will not, so long as their Shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, (1) purchase participations or other direct interests in oil, gas, or mineral explorations or development programs and oil, gas or mineral leases, or (2) purchase or sell real estate or real estate limited partnership interests.


         Additionally, although not a matter controlled by their fundamental investment policies or restrictions (and therefore subject to change without Shareholder approval), each of the Funds may, so long as their Shares are registered under the securities laws of the State of California and such restrictions are required as a consequence of such registration, purchase securities of other open-end investment companies, provided that the adviser will waive its fee on that portion of the assets placed in such open-end investment companies.


         Additionally, although not a matter controlled by their fundamental investment policies or restrictions (and therefore subject to change without Shareholder approval), so long as its Shares are registered under the securities laws of the State of Arkansas and such restrictions are required as a consequence of such registration, (1) none of the Money Market Funds, the Institutional Money Market Funds or the Bond Funds may acquire securities that are subject to restrictions on resale because they are not registered under the Securities Act of 1933, if such investment would exceed 10% of such Fund's NET assets; and (2) none of the International Equity Index Fund, the Equity Index Fund, the Tax Exempt Money Market Fund or the Government Money Market Fund will invest in puts, calls, straddles, spreads or any combination thereof if such investment would exceed 5% of such Fund's total assets.


         Additionally, although not a matter controlled by its fundamental investment policies or restrictions (and therefore subject to change without Shareholder approval), so long as its Shares are registered under the securities laws of the State of Ohio, and such restriction is required as a consequence of such registration, none of the Intermediate Tax-Free Bond Fund or the Institutional Money Market Funds will acquire securities which are restricted as to disposition, in excess of fifteen percent (15%) of such Fund's net assets.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 1995 and are expected to remain zero, and the portfolio turnover rate with respect to the Institutional Money Market Funds is expected to be zero.

         The portfolio turnover rates of the Funds for the fiscal years ended June 30, 1995 and 1994 were as follows:

                                THE ONE GROUP(R)
                               PORTFOLIO TURNOVER


                                                             FISCAL YEAR ENDED
                                                                  JUNE 30,
                                                         --------------------------
                  FUND                                    1995             1994
-----------------------------------------------------------------------------------
U.S. Treasury Securities Money Market                      0%**             0%**
Prime Money Market                                         0%**             0%**
Municipal Money Market                                     0%**             0%**
Ohio Municipal Money Market                                0%**             0%**
Income Equity                                              4.03%           22.69%
Disciplined Value                                        176.66%           56.33%
Growth OPPORTUNITIES                                     132.63%           70.67%
Equity Index                                               2.71%           11.81%
Large Company Value                                      203.13%          111.72%
Asset Allocation                                         115.36%           56.55%
International Equity Index                                 4.67%            7.74%
Large Company Growth                                      14.22%            9.04%
Income Bond                                              262.25%          131.04%
Limited Volatility Bond                                   76.43%           30.61%
Intermediate Tax-Free Bond                               199.76%          105.98%
MUNICIPAL INCOME                                          66.02%          101.48%
Ohio Municipal Bond                                       77.69%           16.77%
Government Bond                                          106.14%          377.78%
Government ARM                                             2.91%          242.20%
Intermediate Bond                                         99.71%***        85.62%
Treasury Only Money Market                                 0%**             0%**
Government Money Market                                    0%**             0%**
Kentucky Municipal Bond                                   19.75%****         ****
Institutional Prime Money Market                           NA*              NA*
Treasury Money Market                                      NA*              NA*
Tax-Exempt Money Market                                    NA*              NA*
Arizona Tax-Free Bond                                      NA*              NA*
Texas Tax-Free Bond                                        NA*              NA*
W. Virginia Tax-Free Bond                                  NA*              NA*
LOUISIANA MUNICIPAL BOND                                   NA*              NA*
VALUE GROWTH                                               NA*              NA*
GULF SOUTH GROWTH                                          NA*              NA*


---------------------

*     As of June 30, 1995, the Fund had not commenced operations.
**    Turnover rate is not applicable to money market funds.
*** Portfolio turnover rate for the period from November 1, 1994 to June 30, 1995.
****  Portfolio turnover rate for the period from January 20, 1995 to June
      30, 1995 for Class A and Fiduciary Class shares and from March 16, 1995 (commencement of operations) to June 30, 1995 for Class B shares. For the period from February 1, 1994 to January 19, 1995 the portfolio turnover rate was 10.00% and for the period from March 12, 1993 to January 31, 1994 the portfolio turnover rate was 5.00%.
      The high portfolio turnover rates for the fiscal year ended June 30, 1995 for the Disciplined Value Fund, Growth OPPORTUNITIES Fund, Large Company Value Fund, Asset Allocation Fund, Income Bond Fund, Intermediate Tax-Free Bond, Government Bond Fund, and Intermediate Bond Fund resulted from various factors, including some or all of the following: investment strategies, decreasing interest rates, unusually high market volatility and significant growth of the Fund. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Trust to receive certain favorable tax treatments. Portfolio turnover will not be a limiting factor in making portfolio decisions.

ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS OF THE TRUST

         It is the policy of each Fund of the Trust to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, each Fund of the Trust must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or certain options, futures, or forward contracts on foreign currencies) held for less than three months, and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, United States government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and limit the range of the Fund's investments. If a

Fund of the Trust qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) 90% of the excess of (i) its tax-exempt interest income (if any) less (ii) certain deductions attributable to that income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

         If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company and being accorded special tax treatment.

         Regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year, plus 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the previous year are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

         Shareholders of the Funds will generally pay federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS, and CATS), as defined in the Description of Permitted Investments in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not have chosen to sell such securities and may result in a taxable gain or loss.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Tax-Free Funds and the International Equity Index Fund is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

         The foregoing discussion and the discussion below regarding the Tax-Free Funds and the International Equity Index Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE FUNDS

         The Code permits a regulated investment company which has invested, at the close of each quarter of its taxable year, at least 50% of its assets in tax-free Municipal Securities and other securities the interest on which is exempt from the regular federal income tax to pay exempt-interest dividends to its Shareholders.

         The policy of each Tax-Free Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Free Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Tax-Free Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may generally be treated by a Tax-Free Fund's Shareholders as items of interest excludable from their gross income under
Section 103(a)(1) of the Code. However, each Shareholder of a Tax-Free Fund is advised to consult his or her tax adviser with respect to whether such Shareholder may be treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or
(ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax applicable to individuals and the alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

         Each Tax-Free Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         Each Tax-Free Fund may acquire rights regarding specified portfolio securities under puts. See "Puts." The policy of each Tax-Free Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Tax-Free Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Free Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the federal income tax treatment of each Tax-Free Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Free Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL EQUITY INDEX FUND

         Transactions of the International Equity Index Fund in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

         Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) will constitute qualifying income for purposes of the 90% test. However, future Treasury regulations may exclude from qualifying income foreign currency gains not directly related to the Trust's business of investing in stock or securities (and may further define those foreign currency transactions that are not directly related).

         Investment by the International Equity Index Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to International Equity Index Fund Shareholders. If the International Equity Index Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Equity Index Fund does not expect to make such an election. Rather, the Fund intends to avoid such tax or other charge by making an election to mark such investments to market annually.

FOREIGN TAX CREDIT

         If more than 50% of the International Equity Index Fund's TOTAL assets at year end consist of the debt and equity securities of foreign corporations, the Fund intends to elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to the International Equity Index Fund flows through to the Fund's Shareholders. Gains to the International Equity Index Fund from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the International Equity Index Fund.


         The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisers.

                                   VALUATION

VALUATION OF THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS

         The Money Market and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market and Institutional Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE MUNICIPAL BOND FUNDS

         Except as noted below, investments of the Asset Allocation Fund, Equity Funds, Bond Funds, and Municipal Bond Funds of the Trust in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Index Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation. With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available or (2) in the case of the International Equity Index Fund are determined by that Fund's Adviser or Sub-Adviser to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign exchange closing mid-market rate reported in the Financial Times as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Investment Adviser under the supervision of the Trustees and may include yield equivalents or a pricing matrix.

                ADDITIONAL INFORMATION REGARDING THE CALCULATION
                          OF PER SHARE NET ASSET VALUE

         The net asset value of each Fund is determined and its Fiduciary Class, Class A, Class B and Service Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per Share of each Fund's Fiduciary Class, Class A, Class B and Service Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Fiduciary Class, Class A, Class B and Service Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B and Service Class Shares.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         All of the classes of Shares in each Fund are sold on a continuous basis by The One GROUP Services Company (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

         Fiduciary Class Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities.

         Class A and Class B Shares may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Fiduciary Shares. In addition to purchasing Class A and Class B Shares directly from the Distributor, an investor may purchase Class A and Class B Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "Shareholder Servicing Agent") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.

         Service Class Shares are available only in the Prime Money Market and U.S. Treasury Securities Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services
(e.g., sweep processing).

         As described in each Prospectus for each of the Equity and Bond Funds, and in the Multiple Class Plan, under certain circumstances, Class A Shares of a Fund may be purchased free of the sales charge applicable to such Class A Shares. No sales charge is imposed on Class A Shares of the Funds: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged Shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, or of an investment sub-adviser of a Fund of the Trust and such sub-adviser's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which financial organizations, including any bank, depository institution, insurance company, pension plan or other organization are authorized to act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisers, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class Shares of a Fund of the Trust or acquired in an exchange of Fiduciary Class Shares of a Fund for Class A Shares of the same Fund; (vi) purchased with proceeds from the recent redemption of Shares of a mutual Fund (other than a Fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a Fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; or (x) directly purchased with the proceeds of a distribution on a bond for which a Banc One Corporation affiliate bank or trust company is the Trustee or Paying Agent.


         An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which Shares are purchased by the investor.

         The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of Shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase Shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).

         Fiduciary Class Shareholders of a Fund may exchange their Shares for Class A Shares of the same Fund or for Class A Shares or Fiduciary Class Shares of another Fund of the Trust. Class A Shareholders may exchange their Shares for Fiduciary Class Shares of a Fund or for Fiduciary Class or Class A Shares of another Fund or the Trust, if the Shareholder is eligible to purchase such Shares. The exchange privilege may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Fund that does, or the Fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Fiduciary Class Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Fiduciary Shares) purchases Class A Shares of a Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.

         Class B Shareholders of a Fund may exchange their Shares for Class B Shares of any other Fund of the Trust on the basis of the net asset value of the exchanged Class B Shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B Shares. The newly acquired Class B Shares will be subject to the higher Contingent Deferred Sales Charge of either the Fund from which the Shares were exchanged or the Fund into which the Shares were exchanged. With respect to outstanding Class B Shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the Fund the Shares are exchanging into or any other Fund from which the Shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the initial exchange was made.

         Effective January 1, 1996, Service Class Shareholders may not exchange their Service Class Shares for Shares of any other class, nor may Shares of any other class be exchanged for Service Class Shares.

         Shares of the Institutional Money Market Funds may be purchased by commercial and retail institutional investors, including affiliates of BANC ONE CORPORATION, that have opened an account with the Transfer Agent either directly or through a Shareholder Servicing Agent, by persons whose individual net worth, or joint net worth with that person's spouse, at the time of his or her purchase exceeds $1,000,000, or by persons whose individual annual income, or joint annual income with that person's spouse, at the time of his or her purchase exceeds $200,000.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (See "Valuation of the Money Market and Institutional Money Market Funds and the Municipal Money Market Fund" above.)

                             MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently four Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

         The Trustees of the Trust, their addresses, and principal occupations during the past five years are set forth below.

                              POSITION(S) HELD          PRINCIPAL OCCUPATION
NAME AND ADDRESS              WITH THE TRUST            DURING PAST 5 YEARS
----------------              ----------------          --------------------
Peter C. Marshall             Trustee                   From November, 1993 to present,
DCI Marketing, Inc.                                     President, DCI Marketing, Inc.; from
2727 W. Good Hope Road                                  1992 to November, 1993, Vice
Milwaukee, WI  53209                                    President-Finance and Treasurer, DCI
                                                        Marketing, Inc.; from August, 1987 to
                                                        1992, has served as an officer in the
                                                        corporate finance group of Blunt, Ellis
                                                        & Loewi and its successor corporation,
                                                        Kemper Securities, Inc.

Charles I. Post               Trustee                   From July, 1986 to present, has been
7615 4th Avenue West                                    self-employed as a consultant.
Bradenton, FL  34209

John S. Randall               Trustee                   Since 1972, has been self-employed
3005 North Lake Drive                                   as a management consultant.
Milwaukee, WI  53211

Frederick W. Ruebeck          Trustee                   From June, 1988 to present, has been
Eli Lilly & Company                                     Director of Investments, Eli Lilly
Lilly Corporate Center                                  and Company.
307 East McCarty
Indianapolis, IN  46285

----------------

         The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

         The Compensation Table below sets forth the estimated total compensation to the Trustees from the Trust and the operational funds of The One Group(R) for the Trust's fiscal year ended June 30, 1995.

                              COMPENSATION TABLE(1)

                                             PENSION OR
                            AGGREGATE        RETIREMENT          ESTIMATED            TOTAL
    NAME OF               COMPENSATION    BENEFITS ACCRUED         ANNUAL          COMPENSATION
    PERSON,                 FROM THE      AS PART OF FUND      BENEFITS UPON      FROM THE FUND
   POSITION                   TRUST           EXPENSES           RETIREMENT         COMPLEX(2)
-----------------------------------------------------------------------------------------------
Peter C. Marshall,          $31,750             N/A                 N/A              $34,500
Chairman
-----------------------------------------------------------------------------------------------
Charles I. Post,            $31,000             N/A                 N/A              $33,750
Trustee
-----------------------------------------------------------------------------------------------
John S. Randall,            $29,500             N/A                 N/A              $32,250
Trustee
-----------------------------------------------------------------------------------------------
Frederick W. Ruebeck,       $30,750             N/A                 N/A              $33,500
 Trustee
-----------------------------------------------------------------------------------------------

(1)  Figures are for the Trust's fiscal year ended June 30, 1995.

(2) "Fund Complex" comprises the 23 operational funds of The One Group(R) as well as the 4 funds of The One Group(R) Investment Trust.


     The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, and principal occupations during the past five years are shown below.

                                  POSITION(S) HELD          PRINCIPAL OCCUPATION
NAME AND ADDRESS                  WITH THE TRUST            DURING PAST 5 YEARS
----------------                  ----------------          --------------------
Mark Dillon                        President                From 1993 to present, Vice-President
The One Group Services Company                              of BISYS Fund Services, Inc. and
3435 Stelzer Road                                           President of The One GROUP Services
Columbus, Ohio  43219                                       Company; from 1986 to 1993,
                                                            Vice-President of  the Winsbury
                                                            Company

Mark Redman                        Vice President           From February 1989 to present,
BISYS FUND SERVICES                                         employee of the Winsbury Company
3435 Stelzer Road
Columbus, Ohio  43219

George O. Martinez                 Secretary                From March 1995 to present, Senior
BISYS Fund Services, Inc.                                   Vice President and Director of Legal
3435 Stelzer Road                                           and Compliance Services, BISYS Fund
Columbus, OH  43219                                         Services, Inc.; from June 1989 -
                                                            March 1995, Vice President and
                                                            Associate General Counsel, Alliance
                                                            Capital Management

Alaina J. Metz                     Assistant Secretary      From June 1995 to present, Chief
BISYS Fund Services, Inc.                                   Administrator, Administration and
3435 Stelzer Road                                           Regulatory Services, BISYS Fund
Columbus, Ohio  43219                                       Services, Inc.; from May 1989 - June
                                                            1995, Supervisor, Mutual Fund Legal
                                                            Department, Alliance Capital
                                                            Management.

Terrance R. Dolan                  Treasurer                Manager - Segmentation and Analysis
Banc One Corporation                                        since 1995; Controller, Banc One
100 East Broad Street Columbus,                             Trust Corp., 1994-1995; Senior
OH 43271-0251                                               Manager, Ernst & Young, 1983 - 1994

INVESTMENT ADVISER

         Banc One Investment Advisors Corporation

         Investment advisory services to each of the Trust's Funds are provided by Banc One Investment Advisors Corporation (the "Adviser"). The Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of the Adviser and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.


         The Adviser is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance. On a consolidated basis, BANC ONE CORPORATION had assets of over $88 billion as of SEPTEMBER 30, 1995.


         The Adviser represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group(R) (formerly, the Helmsman Fund) since 1985.


         Prior to January 11, 1993, investment advisory services were provided to the Income Equity, Disciplined Value, Growth OPPORTUNITIES, and Large Company Value Funds by Bank One, Milwaukee, NA ("Bank One, Milwaukee"). Prior to January 11, 1993, investment advisory services were provided to the Money Market Funds, the Institutional Money Market Funds, the Bond Funds, and the Intermediate Tax-Free Bond Fund by Bank One, Indianapolis, NA ("Bank One, Indianapolis"). Prior to January 11, 1993, investment advisory services were provided to the International Equity Index, Equity Index, and the Ohio Municipal Bond Funds by Bank One, Columbus, NA ("Bank One, Columbus"). Prior to January 11, 1993, investment sub-advisory services were also provided to the Large Company Value Fund by Bank One, Columbus. Prior to January, 1994, investment advisory services were provided to the predecessor funds of Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, by Bank One, Arizona, NA. Prior to January 20, 1995, investment advisory services were provided to the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, by Liberty National Bank and Trust Company of Kentucky.

         During the fiscal years ended June 30, 1995, 1994 and 1993, the Funds of the Trust paid the following investment advisory fees to the Adviser (except as noted above) and the Adviser voluntarily waived investment advisory fees as follows:

                                THE ONE GROUP(R)
                                  ADVISORY--NET


                           FISCAL YEAR ENDED JUNE 30,


                                                   1995                        1994                             1993
----------------------------------------------------------------------------------------------------------------------------------
FUND                                      NET         WAIVED      NET             WAIVED          NET              WAIVED
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market     $2,258,214  $1,956,704  $1,605,856      $1,134,557      $  886,491       $      683
Prime Money Market                        $3,991,856  $2,887,240  $2,660,254      $2,092,557      $2,138,010       $1,287,301
Municipal Money Market                    $  964,943  $  834,690  $  618,798      $  489,886      $  396,701       $  264,497
Ohio Municipal Money Market               $  163,752  $  112,517  $   52,130      $  103,823      $        0       $   41,035
Income Equity                             $1,466,342  $    7,338  $1,467,442      $  107,348      $  870,090       $  230,842
Disciplined Value                         $3,306,317  $        0  $2,365,739      $  151,852      $  866,513       $  255,751
Growth OPPORTUNITIES                      $3,024,214  $    6,973  $2,338,599      $  141,253      $  942,144       $  343,790
Equity Index                              $  167,195  $  396,281  $  281,951      $  123,050      $   98,521       $  142,784
Large Company Value                       $1,730,555  $        0  $  993,450      $   85,726      $  434,287       $  192,015
Asset Allocation                          $  214,418  $   68,226  $  178,798      $   84,284      $   18,840       $   23,037
International Equity Index                $1,036,935  $        0  $  507,696      $        0      $        0       $  106,033
Large Company Growth (Sun Eagle:
Equity Growth)**                          $2,515,585  $        0  $  318,079      $  226,900      $        0       $  332,399
Income Bond                               $1,662,030  $1,317,284  $1,774,670      $1,543,297      $1,333,615       $1,266,099
Limited Volatility Bond                   $1,155,274  $1,393,194  $1,275,561      $1,428,366      $1,116,416       $1,070,204
Intermediate Tax-Free Bond                $  499,312  $  699,036  $  523,644      $  599,746      $  426,563       $  533,401
MUNICIPAL INCOME                          $  572,498  $  246,244  $  365,946      $  166,864      $   12,541       $   35,411
Ohio Municipal Bond                       $  299,400  $  302,235  $  328,834      $  314,126      $  196,856       $  193,288
Government Bond                           $1,251,932  $   38,861  $  611,976      $   21,496      $   27,682       $   30,024
Government ARM                            $  277,435  $  208,134  $  848,254      $  299,477      $   77,667       $  120,712
Intermediate Bond  (Sun Eagle:
Intermediate Fixed Income Fund)**         $  239,603  $  597,220  $        0      $  353,976      $        0       $  256,297
Treasury Only Money Market                $  181,522  $   16,794  $   82,477      $   53,130      $        0       $   23,970
Government Money Market                   $  478,342  $  101,302  $  129,862      $  290,296      $        0       $    8,817
Kentucky Municipal Bond
(Trademark Kentucky Municipal Bond)***    $   53,481  $   59,433  $  263,106****  $    8,528****  $  215,477*****  $   91,761*****
Institutional Prime Money Market                NA*         NA*         NA*             NA*             NA*              NA*
Treasury Money Market                           NA*         NA*         NA*             NA*             NA*              NA*
Tax-Exempt Money Market                         NA*         NA*         NA*             NA*             NA*              NA*
Arizona Tax-Free Bond                           NA*         NA*         NA*             NA*             NA*              NA*
Texas Tax-Free Bond                             NA*         NA*         NA*             NA*             NA*              NA*
W. Virginia Tax-Free Bond                       NA*         NA*         NA*             NA*             NA*              NA*
LOUISIANA MUNICIPAL BOND                        NA*         NA*         NA*             NA*             NA*              NA*
VALUE GROWTH                                    NA*         NA*         NA*             NA*             NA*              NA*
GULF SOUTH GROWTH                               NA*         NA*         NA*             NA*             NA*              NA*


---------------------------
*        As of June 30, 1995, the Fund had not commenced operations.
**       In the fiscal year ended June 30, 1993, the Adviser was Bank One,
         Arizona, N.A.
*** In the fiscal years ended June 30, 1993 and 1994, and from July 1, 1994 through January 19, 1995, the Adviser was Liberty National Bank and Trust Company of Kentucky.
****     Fees for the period from February 1, 1994 through January 19, 1995.
*****    Fees for the fiscal year ended January 31, 1994.

         All investment advisory services are provided to the Funds by the Adviser pursuant to an investment advisory agreement dated January 11, 1993 (the "Investment Advisory Agreement"). The Investment Advisory Agreement (and the Sub-Investment Advisory Agreement described immediately following, collectively, the "Advisory and Sub-Advisory Agreements") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 17, 1995. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Adviser or Sub-Adviser as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Advisory and Sub-Advisory Agreements each provide that the respective Adviser or Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser or Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         Goldman Sachs Asset Management, formerly the investment Sub-Adviser to the Government ARM Fund, received $38,737 in sub-advisory fees from the Adviser for the fiscal year ended June 30, 1993, $417,950 in sub-advisory fees from the Adviser for the fiscal year ended June 30, 1994, and $176,570 in sub-advisory fees from the Adviser for the fiscal year ended June 30, 1995.

         Boston International Advisors, Inc.

         Boston International Advisors serves as investment Sub-Adviser to the International Equity Index Fund pursuant to an agreement with the Adviser dated January 11, 1993. The principal executive officers of Boston International Advisors, Inc. ("Boston International"), Messrs. Lyle H. Davis, Norman H. Meltz, and David A. Umstead, each own more than 25 percent of the outstanding voting securities of Boston International. Boston International Advisors, Inc. received $0 in sub-advisory fees from the Adviser for the fiscal year ended June 30, 1993, $113,644 in sub-advisory fees from the Adviser for the fiscal year ended June 30, 1994 and $161,906 in sub-advisory fees from the Adviser for the fiscal year ended June 30, 1995.

GLASS-STEAGALL ACT

         In 1971 the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a Fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         In the Investment Advisory Agreement with the Trust, the Adviser has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectuses and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANC ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory and Sub-Advisory Agreements, the respective Adviser and Sub-Advisers determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, and (to a varying degree) the Asset Allocation Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Trust's Advisers generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by each Adviser and Sub-Adviser with respect to the Funds it serves based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to an Adviser or Sub-Adviser of the Trust may receive orders for transactions by the Trust. Information so received is in addition to and not in lieu of services required to be performed by such Adviser or Sub-Adviser and does not reduce the advisory fees payable to such Adviser. Such information may be useful to such Adviser or Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to such Adviser in carrying out its obligations to the Trust.

         The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its Advisers or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of BANC ONE CORPORATION subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.


         During the Trust's fiscal year ended June 30, 1993, the Trust paid brokerage commissions to SEI Financial Services Company, the former Distributor for the Trust, for brokerage services provided. The Income Equity Fund, the Disciplined Value Fund, the Growth OPPORTUNITIES Fund, and the Large
Company Growth Fund paid SEI Financial Services Company $16,480, $103,796, $15,502 and $21,636, respectively, in brokerage commissions during the Trust's fiscal year ended June 30, 1993. During the Trust's fiscal year ended June 30, 1994, the Trust paid no brokerage commissions to SEI Financial Services Company for brokerage services provided.


         During the Trust's fiscal year ended June 30, 1993, the Trust paid brokerage commissions to Goldman Sachs Asset Management ("GOLDMAN") for brokerage services provided. The Asset Allocation Fund, Disciplined Value Fund, Growth OPPORTUNITIES Fund and Large Company Value Fund paid $32, $5,889, $2,632 and $1,879 respectively, to Goldman in brokerage commissions.

         During the Trust's fiscal year ended June 30, 1994, the Trust paid brokerage commissions to Goldman for brokerage services provided. The Asset Allocation Fund, Disciplined Value Fund, Growth OPPORTUNITIES Fund and Large Company Value Fund paid $419, $11,504, $17,688 and $9,208 respectively, to Goldman in brokerage commissions.


         During the Trust's fiscal year ended June 30, 1995, the Trust paid brokerage commissions to Goldman for brokerage services provided as follows:


       FUND                                          COMMISSIONS PAID
       ----                                          ----------------
Income Equity                                             $   700
Disciplined Value                                         $81,124
Growth OPPORTUNITIES                                      $47,160
Large Company Value                                       $47,640
Equity Index                                              $ 6,741
Asset Allocation                                          $ 6,677
Government ARM                                            $   531
Large Company Growth                                      $ 3,381


        During the Trust's fiscal year ended June 30, 1995, the percentage of the Trust's aggregate brokerage commissions paid to Goldman was 2.98% and the percentage of the Trust's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman was .043%.

        In the fiscal years ended June 30, 1995, 1994 and 1993, each of the Funds of the Trust that paid brokerage commissions and the amounts paid for each year were as follows:

                                THE ONE GROUP(R)
                              BROKERAGE COMMISSIONS


                                              FISCAL YEAR ENDED JUNE 30,
                                      ------------------------------------------
FUND                                        1995            1994            1993
--------------------------------------------------------------------------------
Income Equity                         $  102,275      $  129,736      $   96,544
--------------------------------------------------------------------------------
Disciplined Value                     $2,572,895      $  615,999      $  883,961
--------------------------------------------------------------------------------
Growth OPPORTUNITIES                  $1,242,481      $  810,546      $  712,330
--------------------------------------------------------------------------------
Equity Index                          $   21,858      $   79,617      $    4,550
--------------------------------------------------------------------------------
Large Company Value                   $1,783,768      $  539,937      $  297,999
--------------------------------------------------------------------------------
Asset Allocation                      $   42,796      $   34,662      $   13,677
--------------------------------------------------------------------------------
International Equity                  $  223,386      $  120,976      $        0
Index
--------------------------------------------------------------------------------
Large Company Growth                  $  442,672      $  169,455      $   72,220
================================================================================
Government ARM                        $      531      $        0      $        0
--------------------------------------------------------------------------------


         Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by the Trust's Adviser or Sub-Advisers. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account (or, in the case of the International Equity Index Fund, another account), the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser or Sub-Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Trust's Adviser and Sub-Advisers may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, the Trust's Adviser and Sub-Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of such Adviser or Sub-Advisers or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, each Adviser and Sub- Adviser and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR


         The One GROUP Services Company serves as Administrator (the "Administrator") to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust (the "Administration Agreement"). The Board of Trustees of the Trust approved The One GROUP Services Company) as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assists in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Trust, to maintain each such Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and STATE tax returns, prepares filings with STATE securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.


         The Adviser also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator.

         The Trust paid fees for administrative services to 440 Financial and to SEI Financial Management, previous Administrators of the Trust, to The Winsbury Company, the prior Administrator to the predecessor funds of the Large Company Growth and Intermediate Bond Funds, and to Federated Administrative Services, the prior Administrator to the predecessor Fund of the Kentucky Municipal Bond Fund, for the fiscal years ended June 30, 1995, 1994 and 1993 as follows:

                                THE ONE GROUP(R)
                               ADMINISTRATOR--NET


                                                    FISCAL YEAR ENDED JUNE 30, 1995
----------------------------------------------------------------------------------------------------------------------
FUND                                                  440                          ADVISER**            FEDERATED
----------------------------------------------------------------------------------------------------------------------
                                          net             waived          net             waived    net         waived
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market     $1,731,370      $  122,233      $  176,604      $0        NA          NA
Prime Money Market                        $2,897,503      $  111,313      $  304,170      $0        NA          NA
Municipal Money Market                    $  699,142      $   92,641      $   75,012      $0        NA          NA
Ohio Municipal Money Market               $   82,050      $   61,415      $   11,806      $0        NA          NA
Income Equity                             $  308,619      $        0      $   27,163      $0        NA          NA
Disciplined Value                         $  687,537      $        0      $   65,713      $0        NA          NA
Growth OPPORTUNITIES                      $  631,524      $        0      $   59,053      $0        NA          NA
Equity Index                              $   90,704      $  195,567      $   30,329      $0        NA          NA
Large Company Value                       $  317,839      $   27,527      $   48,604      $0        NA          NA
Asset Allocation                          $   62,570      $    4,439      $    6,304      $0        NA          NA
International Equity Index                $  285,929      $        0      $   31,831      $0        NA          NA
Large Company Growth                      $  495,980      $        0      $   76,459      $0        NA          NA
Income Bond                               $  763,202      $    6,504      $   67,577      $0        NA          NA
Limited Volatility Bond                   $  653,915      $    2,136      $   60,084      $0        NA          NA
Intermediate Tax-Free Bond                $  305,651      $        0      $   31,017      $0        NA          NA
MUNICIPAL INCOME                          $  198,808      $   79,249      $   28,635      $0        NA          NA
Ohio Municipal Bond                       $  124,734      $   32,085      $   13,946      $0        NA          NA
Government Bond                           $  414,276      $   14,952      $   53,984      $0        NA          NA
Government ARM                            $   68,313      $   72,059      $    8,546      $0        NA          NA
Intermediate Bond                         $  208,925      $        0      $   26,063      $0        NA          NA
Treasury Only Money Market                $   86,438      $        0      $   33,470      $0        NA          NA
Government Money Market                   $  273,911      $   23,414      $   88,367      $0        NA          NA
Kentucky Municipal Bond                   $   24,352***   $    1,554***   $    6,155***   $0***     $77,852***  $0****
Institutional Prime Money Market               NA*             NA*             NA*        NA*       NA          NA
Treasury Money Market                          NA*             NA*             NA*        NA*       NA          NA
Tax-Exempt Money Market                        NA*             NA*             NA*        NA*       NA          NA
Arizona Tax-Free Bond                          NA*             NA*             NA*        NA*       NA          NA
Texas Tax-Free Bond                            NA*             NA*             NA*        NA*       NA          NA
W. Virginia Tax-Free Bond                      NA*             NA*             NA*        NA*(1)    NA          NA
LOUISIANA MUNICIPAL BOND                       NA*             NA*             NA*        NA*       NA*         NA
VALUE GROWTH                                   NA*             NA*             NA*        NA*       NA*         NA
GULF SOUTH GROWTH                              NA*             NA*             NA*        NA*       NA*         NA


-------------------------------------
*        As of June 30, 1995, the Fund had not commenced operations.
** These are fees paid by 440 to the Adviser pursuant to the Sub-Administration Agreement for the period from April 1, 1995 through June 30, 1995.
***      These fees are paid from January 20, 1995 through June 30, 1995.
****     These fees are paid from February 1, 1994 through January 19, 1995.

                                THE ONE GROUP(R)
                               ADMINISTRATOR--NET

                                                   FISCAL YEAR ENDED JUNE 30, 1994
----------------------------------------------------------------------------------------------------------------------------------
FUND                                                440                     SEI             WINSBURY             FEDERATED
----------------------------------------------------------------------------------------------------------------------------------
                                          net          waived       net        waived     *net     waived    net           waived
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market     $  784,527   $  145,627   $291,772   $120,358   NA       NA        NA            NA
Prime Money Market                        $1,198,953   $  259,937   $586,109   $267,864   NA       NA        NA            NA
Municipal Money Market                    $  297,555   $   62,779   $114,253   $ 61,144   NA       NA        NA            NA
Ohio Municipal Money Market               $   41,436   $   21,037   $  6,987   $ 19,013   NA       NA        NA            NA
Income Equity                             $  218,261   $    8,246   $115,876   $ 21,790   NA       NA        NA            NA
Disciplined Value                         $  389,399   $    5,841   $157,726   $ 30,050   NA       NA        NA            NA
Growth OPPORTUNITIES                      $  363,523   $    8,369   $168,296   $ 30,159   NA       NA        NA            NA
Equity Index                              $  139,191   $   13,656   $ 40,299   $ 36,379   NA       NA        NA            NA
Large Company Value                       $  150,681   $    1,293   $ 79,477   $ 16,782   NA       NA        NA            NA
Asset Allocation                          $   35,653   $    8,115   $  9,104   $ 16,053   NA       NA        NA            NA
International Equity Index                $  116,426   $      476   $ 39,564   $      0   NA       NA        NA            NA
Large Company Growth                      $   73,974   $      901         NA       NA     $44,593  $0        NA            NA
Income Bond                               $  497,328   $   65,405   $234,878   $143,075   NA       NA        NA            NA
Limited Volatility Bond                   $  403,410   $   59,568   $199,661   $107,428   NA       NA        NA            NA
Intermediate Tax-Free Bond                $  169,440   $   19,827   $ 73,417   $ 55,558   NA       NA        NA            NA
MUNICIPAL INCOME                          $  129,864   $   14,224   $ 39,346   $ 18,232   NA       NA        NA            NA
Ohio Municipal Bond                       $   97,895   $   14,926   $ 43,502   $ 26,271   NA       NA        NA            NA
Government Bond                           $  168,602   $    6,771   $ 59,555   $  6,230   NA       NA        NA            NA
Government ARM                            $  195,828   $   15,187   $115,709   $ 29,093   NA       NA        NA            NA
Intermediate Bond                         $   55,677   $   19,323         NA       NA     $48,000  $0        NA            NA
Treasury Only Money Market                $   33,500   $   35,403   $      0   $ 18,868   NA       NA        NA            NA
Government Money Market                   $  164,560   $   92,943   $  2,467   $ 78,512   NA       NA        NA            NA
Institutional Prime Money Market              NA*          NA*        NA*        NA*      NA       NA        NA            NA
Treasury Money Market                         NA*          NA*        NA*        NA*      NA       NA        NA            NA
Tax-Exempt Money Market                       NA*          NA*        NA*        NA*      NA       NA        NA            NA
Arizona Tax-Free Bond                         NA*          NA*        NA*        NA*      NA       NA        NA            NA
Kentucky Municipal Bond                       NA*          NA*        NA*        NA*      NA       NA        $62,930**      $0**
Texas Tax-Free Bond                           NA*          NA*        NA*        NA*      NA       NA        NA            NA
W. Virginia Tax-Free Bond                     NA*          NA*        NA*        NA*      NA       NA        NA            NA
LOUISIANA MUNICIPAL BOND                      NA*          NA*        NA*        NA*      NA       NA        NA            NA
VALUE GROWTH                                  NA*          NA*        NA*        NA*      NA       NA        NA            NA
GULF SOUTH GROWTH                             NA*          NA*        NA+        NA*      NA       NA        NA            NA


---------------------
*        As of June 30, 1994, the Fund had not commenced operations.

**       For the fiscal year ended January 31, 1994.

                                THE ONE GROUP(R)
                               ADMINISTRATOR--NET


                                   Fiscal Year Ended June 30, 1993

FUND                                         SEI                       WINSBURY          Federated
----------------------------------------------------------------------------------------------------
                                        net         waived           net   waived       net   waived
----------------------------------------------------------------------------------------------------
U.S. Treasury Securities         $  530,939         $276,000          NA       NA        NA       NA
Money Market
Prime Money Market               $1,345,450         $416,441          NA       NA        NA       NA
Municipal Money Market           $  226,649         $113,780          NA       NA        NA       NA
Ohio Municipal Money Market      $        0         $ 24,000          NA       NA        NA       NA
Income Equity                    $  244,061         $ 23,467          NA       NA        NA       NA
Disciplined Value                $  244,003         $ 28,527          NA       NA        NA       NA
Growth OPPORTUNITIES             $  265,386         $ 46,986          NA       NA        NA       NA
Equity Index                     $   61,060         $ 83,605          NA       NA        NA       NA
Large Company Value              $  122,106         $ 29,884          NA       NA        NA       NA
Asset Allocation                 $    6,143         $  5,137          NA       NA        NA       NA
International Equity Index       $        0         $ 26,832          NA       NA        NA       NA
Large Company Growth (Sun                                        $55,972  $10,508        NA       NA
Eagle: Equity Growth)
Income Bond                      $  572,013         $208,000          NA       NA        NA       NA
Limited Volatility Bond          $  474,782         $180,931          NA       NA        NA       NA
Intermediate Tax-Free Bond       $  173,876         $114,189          NA       NA        NA       NA
MUNICIPAL INCOME                 $    4,800         $ 14,033          NA       NA        NA       NA
Ohio Municipal Bond              $   58,491         $ 58,348          NA       NA        NA       NA
Government Bond                  $    6,860         $ 15,869          NA       NA        NA       NA
Government ARM                   $   23,341         $ 40,563          NA       NA        NA       NA
Intermediate Bond (Sun Eagle:
Intermediate Fixed Income)                                       $57,631  $10,715        NA       NA
Treasury Only Money Market       $        0         $ 15,000          NA       NA        NA       NA
Government Money Market          $        0         $  5,511          NA       NA        NA       NA
Institutional Prime Money                NA*              NA*         NA       NA        NA       NA
Market
Treasury Money Market                    NA*              NA*         NA       NA        NA       NA
Tax-Exempt Money Market                  NA*              NA*         NA       NA        NA       NA
Arizona Tax-Free Bond                    NA*              NA*         NA       NA        NA       NA
Kentucky Municipal Bond                  NA*              NA*         NA       NA        NA       NA
Texas Tax-Free Bond                      NA*              NA*         NA       NA        NA       NA
W. Virginia Tax-Free Bond                NA*              NA*         NA       NA        NA       NA
LOUISIANA MUNICIPAL BOND                 NA*              NA*         NA       NA        NA       NA
VALUE GROWTH                             NA*              NA*         NA       NA        NA       NA
GULF SOUTH GROWTH                        NA*              NA*         NA       NA        NA       NA

_______________________

     *As of June 30, 1993, the Fund had not commenced operations.

         Unless sooner terminated, the Administration Agreement between the Trust and The One GROUP Services Company will continue in effect through November 30, 1996. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement is terminable with respect to a particular Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One GROUP Services Company.




         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

EXPENSES




         If total expenses borne by any one of the Funds in any fiscal year exceed expense limitations imposed by applicable STATE securities regulations, the Fund's Adviser and the Administrator will reimburse that Fund by the amount of such excess in proportion to their respective fees. As of the date of this Prospectus, under the most restrictive STATE expense limitation applicable to the Trust, the annual expenses of the Trust may not exceed the total of two and one-half percent (2.5%) of the first thirty million dollars ($30,000,000) of the Trust's average net assets, plus two percent (2.0%) of the next seventy million dollars ($70,000,000) of the Trust's average net assets, plus one and one-half percent (1.5%) of the remaining amount of the Trust's average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees charged to customers by certain entities in connection with investments in a Fund on a customer's behalf are not included within Fund expenses for purposes of any such expense limitation.


DISTRIBUTOR


         The One GROUP Services Company serves as Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"). The Board of Trustees of the Trust approved The One GROUP Services Company as the sole

Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 1996 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION--Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One GROUP Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.


DISTRIBUTION PLAN

         The operation and fees with respect to Class A Shares, Class B Shares, and Service Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, and Service Class Shares of each Fund of the Trust are subject, are described in each such Fund's Prospectuses and in the Multiple Class Plan.

         The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as four separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. A Distribution and Shareholder Services Plan (the "Class B Distribution Plan") for Class B Shares was initially approved on August 12, 1993 by the Independent Trustees. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.

         During the fiscal year ending June 30, 1995, the distribution fees paid by the Class A, Class B and Service Class Shares (formerly Retirement Class Shares) of the Trust to 440 Financial Distributors, the previous Distributor to the Trust and to Federated Administrative Services, the distributor to the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, were as follows:

                                        THE ONE GROUP(R)
                DISTRIBUTION FEES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1995


---------------------------------------------------------------------------------------------
FUND                                            DISTRIBUTOR       CLASS A   CLASS B   SERVICE
                                                                                       CLASS
---------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market           440 FINL:        $165,554       NA       $0
Prime Money Market                              440 FINL:        $308,616       NA     $1945
Municipal Money Market                          440 FINL:        $114,203       NA       NA
Ohio Municipal Money Market                     440 FINL:        $92,912        NA       NA
Income Equity                                   440 FINL:        $30,869     $23,390     NA
Disciplined Value                               440 FINL:        $28,652     $86,002     NA
Growth OPPORTUNITIES                            440 FINL:        $22,185     $18,133     NA
Equity Index                                    440 FINL:        $4,497      $5,409      NA
Large Company Value                             440 FINL:        $3,830      $4,118      NA
Asset Allocation                                440 FINL:        $6,814      $25,292     NA
International Equity Index                      440 FINL:        $7,942      $30,893     NA
Large Company Growth                            440 FINL:        $22,628     $23,053     NA
Income Bond                                     440 FINL:        $12,910     $10,601     NA
Limited Volatility Bond                         440 FINL:        $33,826     $17,985     NA
Intermediate Tax-Free Bond                      440 FINL:        $12,639     $7,500      NA
MUNICIPAL INCOME                                440 FINL:        $25,788     $60,312     NA
Ohio Municipal Bond                             440 FINL:        $32,350     $23,036     NA
Government Bond                                 440 FINL:        $9,731      $11,816     NA
Government ARM                                  440 FINL:        $30,219     $774        NA
Intermediate Bond*                              440 FINL:        $5,122      $192        NA
Treasury Only Money Market                      440 FINL:           $0         $0        NA
Government Money Market                         440 FINL:           $0         $0        NA
Kentucky Municipal Bond                         Federated:****      $0         $0        NA
                                                440 FINL:**      $10,217      $90
Treasury Money Market                           440 FINL:          NA***     NA***     NA***
Tax-Exempt Money Market                         440 FINL:          NA***     NA***     NA***
Arizona Tax-Free Bond                           440 FINL:          NA***     NA***     NA***
Texas Tax-Free Bond                             440 FINL:          NA***     NA***     NA***
W. Virginia Tax-Free Bond                       440 FINL:          NA***     NA***     NA***
LOUISIANA MUNICIPAL BOND                        440 FINL:          NA***     NA***     NA***
VALUE GROWTH                                    440 FINL:          NA***     NA***     NA***
GULF SOUTH GROWTH                               440 FINL:          NA***     NA***     NA***


*       These are fees paid from November 30, 1994 through June 30, 1995.

**      These are fees paid from January 20, 1995 through June 30, 1995.

***     As of June 30, 1995, the Fund had not commenced operations.

****    These are fees paid from February 1, 1994 through January 19, 1995.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and Class B Distribution Plan may be terminated with respect to the Class A Shares, Class B Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and Class B Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or Class B Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

CUSTODIAN AND TRANSFER AGENT

         Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company ("State Street") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "Custodian Agreement"). Under the Custodian Agreement, State Street
(i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

         Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

         Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Equity Index Fund pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

         State Street Bank & Trust ("State Street") serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "Transfer Agency Agreement"). Under the Transfer Agency Agreements, State Street has agreed (i) to issue and redeem Shares of the Trust;
(ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

EXPERTS

         The financial statements of the Trust for the fiscal year ended June 30, 1995 appearing in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports and on the authority of such firm as experts in auditing and accounting.

         The financial statements for the predecessor funds of the Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, for the fiscal year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations of each Fund) to June 30, 1992 appearing in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

         The financial statements for the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, for the period from February 1, 1994 to January 19, 1995, and for the period from March 12, 1993 (commencement of operations) to January 31, 1994 appearing in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

         The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 are counsel to the Trust. From time to time, Ropes & Gray have rendered legal services to Bank One, Milwaukee and Bank One, Wisconsin Trust Company, NA.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


         The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes THIRTY-TWO series of Shares, which represent interests in the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Income Equity Fund, the Disciplined Value Fund, the GROWTH OPPORTUNITIES FUND, THE VALUE GROWTH FUND, THE GULF
SOUTH Growth Fund, the Large Company Value Fund, the Large Company Growth
Fund, the International Equity Index Fund, the Equity Index Fund, the Asset Allocation Fund, the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Government ARM Fund, the MUNICIPAL INCOME Fund, the Intermediate Tax-Free Bond Fund, the
Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the West Virginia Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, THE LOUISIANA MUNICIPAL
BOND FUND, the Arizona Tax-Free Bond Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund and the Institutional Prime Money Market Fund (these five Funds being called, collectively, the "Institutional Money Market Funds"). The Funds of the Trust (other than the Institutional Money Market Funds, the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund) offer Shares in three separate classes: Fiduciary Shares, Class A Shares and Class B Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Fiduciary Shares, Class A Shares and Service Class Shares. See the relevant Prospectus for those Funds for more details.


         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

         Class A Shares, Class B Shares and Service Class Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA

         Each Money Market Fund and the Treasury Only and Government Money Market Funds' yield was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. No performance data is available with respect to the Tax Exempt Money Market, Treasury Money Market and Institutional Prime Money Market Funds because those Funds had not commenced operations as of June 30, 1995.

         The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, and Tax Exempt Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Fund contained in the preceding paragraph were computed based on an assumed effective federal income tax rate of 39.6%. No such data was provided for the Tax Exempt Money Market Fund because it had not commenced operations as of June 30, 1995. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, and Tax Exempt Money Market Funds are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

         Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                                             a-b
                      30-Day Yield = 2[( ----- +1)(6)-1]
                                            cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.


         From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%. No tax equivalent 30-day yield information is available for the West Virginia Tax-Free Bond, Texas Tax-Free Bond, Arizona Tax-Free BOND AND LOUISIANA MUNICIPAL Bond Funds because they had not commenced operations as of June 30, 1995.


         A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

         Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:

                                                         a
                                                        ---
                      distribution yield       =        (b)  * 365
                                                        -------------
                                                              c


         In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or nav ["NAV"??] for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

         Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Fiduciary Class Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers.

         Performance data for the Funds through June 30, 1995 (calculated as described above) is as follows:

                                                         TAX-EQUIVALENT YIELD

                                                 Fiduciary                                             Class A

                            7 Day Yield       28% Tax          31% Tax           7 Day Yield       28% Tax          31% Tax
 Municipal Money Market     3.79%             5.26%            5.49%             3.54%             4.92%            5.13%

 Ohio Municipal Money
 Market                     3.75%             5.20%            5.43%             3.50%             4.86%            5.07%

The Money Market and Institutional Money Market Funds may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank
Rate Monitor, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Salomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

         The Money Market and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

         Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry-accepted source for current municipal bond market information.

         Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

The Equity, Bond and Municipal Bond Funds may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

         The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.


         The Equity Funds, the Bond Funds and the Municipal Bond Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices such as the Standard & POOR'S 400
COMPOSITE STOCK INDEX, THE STANDARD & Poor's 500 Composite Stock
Index, THE STANDARD & POOR'S 600 COMPOSITE STOCK INDEX, the Russell
2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.


The Bond Funds and the Asset Allocation Fund may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

         The Bond Funds and the Asset Allocation Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

         The Bond Funds and the Asset Allocation Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS

         The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. For information regarding the allocations of Class Expenses to particular classes of a Fund, see the respective Prospectus of the Fund under "MANAGEMENT-Expenses."

         As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and

Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.


         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any STATE in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.



         As of NOVEMBER 6, 1995, BANC ONE CORPORATION, 100 East Broad Street, Columbus, Ohio 43271-0152 (an Ohio Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Fiduciary Class Shares of the Trust, and possessed voting or investment power as follows:



                 FUND                                          PERCENT OF BENEFICIAL OWNERSHIP
         Large Company Growth Fund                                           73.48%

         Disciplined Value Fund                                              79.50%

         Growth OPPORTUNITIES Fund                                           79.48%

         Income Bond Fund                                                    85.52%

         Intermediate Tax-Free Bond Fund                                     93.06%

         Prime Money Market Fund                                             94.38%

         U.S. Treasury Securities Money Market Fund                          98.47%

         Municipal Money Market Fund                                         86.55%

         Income Equity Fund                                                  89.74%

         Equity Index Fund                                                   45.42%

         Large Company Value Fund                                            69.56%

         Ohio Municipal Bond Fund                                            97.99%

         Limited Volatility Bond Fund                                        97.54%

         International Equity Fund                                           77.42%

         Asset Allocation Fund                                               91.52%

         Ohio Municipal Money Market Fund                                    72.25%

          MUNICIPAL INCOME                                                   96.92%

         Kentucky Municipal Bond Fund                                        99.06%

         Government Bond Fund                                                93.69%

         Government ARM Fund                                                 70.32%

         Intermediate Bond Fund                                              94.24%


As a result, BANC ONE CORPORATION may be deemed to be a "controlling person" of the Fiduciary Class Shares of each of the aforementioned Funds under the Investment Company Act of 1940.


         In addition, as of NOVEMBER 6, 1995, the following persons were the beneficial owners of more than 25% of the outstanding Shares of the following class of Shares of the following Funds:

                                25% SHAREHOLDERS

NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                      FUND/CLASS                    OWNERSHIP          OWNERSHIP
-------                                      ----------                    ---------          ---------
440 Financial Group 401K                     Income Bond Fund              25.14%             Record
c/o Ann Sheputa                              Class A
440 Lincoln Street
Worcester, MA  01653-0002

Donaldson Lufkin Jenrette                    Kentucky Municipal            25.94%             Record
Securities Corporation Inc.                  Bond Fund
P.O. Box 2052                                Class B
Jersey City, NJ  07303-2052

Strafe & Co.                                 Treasury Only Money           60.25%             Record
c/o Bank One Trust Co.                       Market Fund
Attn:  Mutual Funds
100 E. Broad Street
Columbus, OH  43215-3607

Clark & Co.                                  US Government Money           46.72%             Record
c/o Bank One Wisconsin                       Money Fund
P.O. Box 1631
Waukesha, WI  53187-1631

Bank One Texas NA                            US Government Money           27.62%             Record
1717 Main Street                             Market Fund
Dallas, TX  75201-4605

Strafe & Co.                                 Disciplined Value Fund        29.21%             Record
Attn:  Mutual Funds 0393                     Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Strafe & Co.                                 Income Bond Fund              25.92%             Record
Attn:  Mutual Funds 0393                     Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Clark & Co.                                  Income Bond Fund              26.07%             Record
c/o Bank One Wisconsin                       Fiduciary Class
101 West Broadway
Waukesha, WI  53186-4833

Clark & Co.                                  Intermediate Tax-Free         51.04%             Record
101 West Broadway                            Fund
Waukesha, WI  53186-4833                     Fiduciary Class

Clark & Co.                                  Prime Money Market            39.50%             Record
c/o Bank One Wisconsin                       Fund
P.O. Box 1631                                Fiduciary Class
Waukesha, WI  53187-1631

                                25% SHAREHOLDERS

NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                      FUND/CLASS                    OWNERSHIP          OWNERSHIP
-------                                      ----------                    ---------          ---------
Strafe & Co.                                 Prime Money Market            54.88%             Record
Bank One Ohio Trust Co., NA                  Fund
Department 0393 S.T.I.F.                     Fiduciary Class
Columbus, OH  43271

Clark & Co.                                  US Treasury Securities        28.85%             Record
c/o Bank One Wisconsin                       Money Market Fund
P.O. Box 1631                                Fiduciary Class
Waukesha, WI  53187-1631

Strafe & Co (N)                              US Treasury Securities        50.13%             Record
Bank One Ohio Trust Co., NA                  Money Market Fund
Department 0393 S.T.I.F.                     Fiduciary Class
Columbus, OH  43271

Clark & Co.                                  Municipal Money               33.66%             Record
c/o Bank One Wisconsin                       Market Fund
P.O. Box 1631                                Fiduciary Class
Waukesha, WI  53187-1631

Strafe & Co. (D)                             Municipal Money               52.89%             Record
Bank One Ohio Trust Co., NA                  Market Fund
Department 0393 S.T.I.F.                     Fiduciary Class
Columbus, OH  43271

Strafe & Co.                                 Income Equity Fund            26.01%             Record
Attn:  Mutual Funds 0393                     Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Strafe & Co.                                 Equity Index Fund             25.12%             Record
Attn:  Mutual Funds 0393                     Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Strafe & Co.                                 Ohio Municipal Bond           92.22%             Record
Attn:  Mutual Funds 0393                     Fund
100 E. Broad Street                          Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                  Limited Volatility Bond       27.34%             Record
101 W. Broadway                              Fund
P.O. Box 1631                                Fiduciary Class
Waukesha, WI  53187-1631

Bank One Wisconsin TR CO NA                  Asset Allocation Fund         52.30%             Record
101 West Broadway                            Fiduciary Class
Waukesha, WI  53186-4833

                                25% SHAREHOLDERS

NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                      FUND/CLASS                    OWNERSHIP          OWNERSHIP
-------                                      ----------                    ---------          ---------
Strafe & Co.                                 Ohio Municipal Money          72.25%             Record
c/o Bank One Trust Co.                       Market Fund
Attn:  Mutual Funds                          Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Clark & Co.                                  Tax Free Bond Fund            59.91%             Record
101 West Broadway                            Fiduciary Class
Waukesha, WI  53186-4833

Loutrag                                      Kentucky Municipal            85.90%             Record
Attn: Mutual Fund Clerk                      Bond
P.O. Box 32590                               Fiduciary Class
Louisville, KY  40232-2590

Clark & Co.                                  Intermediate Bond Fund        31.71%             Record
101 West Broadway                            Fiduciary Class
Waukesha, WI  53186-4833

Strafe & Co.                                 Intermediate Bond Fund        27.72%             Record
Attn:  Mutual Funds                          Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

440 Financial Group 401K                     International Equity          42.53%             Record
c/o Ann Sheputa                              Index Fund
440 Lincoln Street                           Class A
Worcester, MA  01653-0002

Donaldson Lufkin Jenrette                    Government ARM Fund           77.48%             Record
Securities Corporation Inc.                  Class A
P.O. Box 2052
Jersey City, NJ  07303-2052

440 Financial Group 401K                     Large Company Value           49.53%             Record
c/o Ann Sheputa                              Fund
440 Lincoln Street                           Class A
Worcester, MA  01653-0002

Strafe & Co.                                 Government ARM Fund           28.51%             Record
Attn:  Mutual Funds 0393                     Fiduciary Fund
100 E. Broad Street
Columbus, OH  43215-3607

Clark & Co.                                  International Equity          26.90%             Record
101 West Broadway                            Index Fund
Waukesha, WI  53186-4833                     Fiduciary Fund

Clark & Co.                                  Government Bond Fund          25.33%             Record
101 West Broadway                            Fiduciary Fund
Waukesha, WI  53186-4833

                                25% SHAREHOLDERS

NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                      FUND/CLASS                    OWNERSHIP          OWNERSHIP
-------                                      ----------                    ---------          ---------
Strafe & Co.                                 Government Bond Fund          26.68%             Record
Attn:  Mutual Funds 0393                     Fiduciary Fund
100 E. Broad Street
Columbus, OH  43215-3607

Banc One Securities Savings Plan             Equity Index Fund             29.88%             Beneficial
c/o Cathi Jarvis                             Fiduciary Fund
235 West Schrock Road
Westerville, OH 43081



As a result, the aforementioned persons may be deemed to be "controlling persons" of the class of Shares of the Fund in which they own such Shares under the Investment Company Act of 1940. The table below indicates record and beneficial owners of over 5% of any class of Shares of any Fund of the Trust.

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Dolores E. Jarvis                              Kentucky Tax-Free           9.18%              Beneficial
8901 Bingham Drive                             Bond Fund
Louisville, KY  40242-3308                     Class B

Clem R. Jarvis                                 Kentucky Tax-Free           9.18%              Beneficial
8901 Bingham Drive                             Bond Fund
Louisville, KY  40242-3308                     Class B

Donaldson Lufkin Jenrette                      Kentucky Tax-Free           25.94%             Record
Securities Corporation Inc.                    Bond Fund
P.O. Box 2052                                  Class B
Jersey City, NJ   07303-2052

Donaldson Lufkin Jenrette                      Kentucky Tax-Free           9.17%              Record
Securities Corporation Inc.                    Bond Fund
P.O. Box 2052                                  Class B
Jersey City, NJ  -7303-2052

Donaldson Lufkin Jenrette                      Kentucky Tax-Free           15.55%             Record
Securities Corporation Inc.                    Bond Fund
P.O. Box 2052                                  Class B
Jersey City, NJ   07303-2052

Donaldson Lufkin Jenrette                      Kentucky Tax-Free           11.25%             Record
Securities Corporation Inc.                    Bond Fund
P.O. Box 2052                                  Class B
Jersey City, NJ   07303-2052

Donaldson Lufkin Jenrette                      Intermediate Tax-Free       8.13%              Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052

Katherine M. Lee                               Intermediate Tax-Free       21.23%             Beneficial
Pamela K. Adams JT WROS                        Fund
7740 E. Gainey Ranch Rd.                       Class B
Scottsdale, AZ  85258-1618

Rhoady R. Lee                                  Intermediate Tax-Free       12.38%             Beneficial
Katherine M. Lee JT WROS                       Fund
7740 E. Gainey Ranch Rd.                       Class B
Scottsdale, AZ  85258-1618

Donald Lufkin Jenrette                         Intermediate Tax-Free       6.21%              Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052





                                     B-94

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
State Street Bank & Trust Co.                  Government ARM              10.92%             Beneficial
Cust For the IRA of                            Fund
Bill G. Howard                                 Class B
P.O. Box 75255
Oklahoma City, OK 73147-0255

Donaldson Lufkin Jenrette                      Government ARM              5.86%              Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                      Government ARM              8.51%              Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                      Government ARM              20.31%             Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                      Government ARM              11.60%             Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                      Government ARM              5.09%              Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                      Government ARM              21.89%             Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class B
Jersey City, NJ 07303-2052

Cara L. Remley Pod                             Intermediate Bond           5.25%              Beneficial
Sueann Hoffman                                 Fund
10401 N. Cave Creek Road, Lot 219              Class B
Phoenix, AZ 85020-1630

440 Financial Group 401K                       Large Company               8.83%              Record
c/o Ann Sheputa                                Growth Fund
440 Lincoln Street                             Class A
Worcester, MA  01653-0002

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
440 Financial Group 401K                       Disciplined Value           14.56%             Record
c/o Ann Sheputa                                Fund
440 Lincoln Street                             Class A
Worcester, MA  01653-0002

440 Financial Group 401K                       Small Company               21.47%             Record
c/o Ann Sheputa                                Growth Fund
440 Lincoln Street                             Class A
Worcester, MA  01653-0002

440 Financial Group 401K                       Income Bond Fund            25.14%             Record
c/o Ann Sheputa                                Class A
440 Lincoln Street
Worcester, MA  01653-0002

Donaldson Lufkin Jenrette                      Income Bond Fund            5.47%              Record
Securities Corporation Inc.                    Class A
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                      Limited Volatility          8.92%              Record
Securities Corporation Inc.                    Bond Fund
P.O. Box 2052                                  Class A
Jersey City, NJ 07303-2052

440 Financial Group 401K                       Limited Volatility          15.59%             Record
c/o Ann Sheputa                                Bond Fund
440 Lincoln Street                             Class A
Worcester, MA  01653-0002

Robert Stanley Jr.                             Intermediate Tax-Free       12.63%             Beneficial
Virginia R. Stanley JT TEN                     Fund
P.O. Box 15583                                 Class A
Phoenix, AZ 85060-5583

Jacob E. Heneger                               Intermediate Tax-Free       12.47%             Beneficial
7249 N. Central Ave.                           Fund
Phoenix, AZ 85020-4850                         Class A

Benedict Inc.                                  US Treasury Securities      6.39%              Beneficial
P.O. Box 315                                   Money Market
Mc Arthur, OH  45651                           Class A

Tom Lang Company Inc.                          US Treasury Securities      5.74%              Beneficial
P.O. Box 19261                                 Money Market
Springfield, IL 62794-9261                     Class A

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
EXABYTE                                        Municipal Money             15.42%             Beneficial
Attn:  Bob Stover                              Market Fund
1685 38th Street                               Class A
Boulder, CO  80301-2601

Joseph B. Udvare Trustee                       Municipal Money             15.06%             Beneficial
Udvare Revocable Trust Agreement               Market Fund
5301 N. 25th Place                             Class A
Phoenix, AZ 85016-3629

440 Financial Group 401K                       Income Equity Fund          7.36%              Record
c/o Ann Sheputa                                Class A
440 Lincoln Street
Worcester, MA  01653-0002

Ann Sheputa                                    Equity Index Fund           21.08%             Record
c/o 440 Financial Group 401K                   Class A
440 Lincoln Street
Worcester, MA  01653-0002

Donaldson Lufkin Jenrette                      Equity Index Fund           6.76%              Record
Securities Corporation Inc.                    Class A
P.O. Box 2052
Jersey City, NJ  -7303-2052

440 Financial Group 401K                       Large Company Value         49.53%             Record
c/o Ann Sheputa                                Fund
440 Lincoln Street                             Class A
Worcester, MA  01653-0002

Donaldson Lufkin Jenrette                      Ohio Municipal Bond         8.09%              Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class A
Jersey City, NJ 07303-2052

Clark & Co.                                    Treasury Only Money         9.68%              Record
c/o Bank One Wisconsin                         Market Fund
P.O. Box 1631
Waukesha, WI  53187-1631

Bank One Texas NA                              Treasury Only Money         19.49%             Record
1717 Main Street                               Market Fund
Dallas, TX  75201-4605

Strafe & Co.                                   Treasury Only Money         60.25%             Record
c/o Bank One Trust Co.                         Market Fund
Attn:  Mutual Funds
100 E. Broad Street
Columbus, OH  43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Clark & Co.                                    US Government               46.72%             Record
c/o Bank One Wisconsin                         Money Market Fund
P.O. Box 1631
Waukesha, WI  53187-1631

Bank One Texas NA                              US Government               27.62%             Record
1717 Main Street                               Money Market Fund
Dallas, TX  75201-4605

Bank One Trust Company NA                      US Government               10.76%             Record
Omnibus-Corporate Cash Sweep Acct              Money Market Fund
235 West Schrock Road
Attn: Cash Management DB3
Westerville, OH 43081-3607

Strafe & Co.                                   US Government               14.90%             Record
c/o Bank One Trust Co.                         Money Market Fund
Attn:  Mutual Funds
100 E. Broad Street
Columbus, OH  43215-3607

Clark & Co.                                    Large Company               16.60%             Record
101 West Broadway                              Growth Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Bank One Wisconsin TR CO NA                    Large Company               11.89%             Record
101 West Broadway                              Growth Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Loutrag                                        Large Company               9.11%              Record
Attn:  Mutual Fund Clerk                       Growth Fund
P.O. Box 32590                                 Fiduciary Class
Louisville, KY  40232-2590

Loucourt Co                                    Large Company               8.41%              Record
P.O. Box 32590                                 Growth Fund
Louisville, KY  40232-2590                     Fiduciary Class

Strafe & Co.                                   Large Company               8.68%              Record
Attn:  Mutual Funds 0393                       Growth Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Large Company               18.79%             Record
Attn:  Mutual Funds 0393                       Growth Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Clark & Co.                                    Disciplined Value           21.35%             Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Bank One Wisconsin TR CO NA                    Disciplined Value           20.03%             Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Strafe & Co.                                   Disciplined Value           8.91%              Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Disciplined Value           29.21%             Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                    Small Company               21.44%             Record
101 West Broadway                              Growth Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Bank One Wisconsin TR CO NA                    Small Company               19.01%             Record
101 West Broadway                              Growth Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Strafe & Co./Cash Div Cash                     Small Company               22.28%             Record
c/o Bank One Trust Co.                         Growth Fund
Attn:  Mutual Funds 0393                       Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Strafe & Co.                                   Small Company               16.75%             Record
Attn:  Mutual Funds 0393                       Growth Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                    Income Bond Fund            26.07%             Record
c/o Bank One Wisconsin                         Fiduciary Class
P.O. Box 1631
Waukesha, WI  53187-1631

Bank One Wisconsin TR CO NA                    Income Bond Fund            11.24%             Record
101 West Broadway                              Fiduciary Class
Waukesha, WI  53186-4833

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Strafe & Co.                                   Income Bond Fund            22.02%             Record
c/o Bank One Trust Co.                         Fiduciary Class
Attn:  Mutual Funds
100 E. Broad Street
Columbus, OH  43215-3607

Strafe & Co.                                   Income Bond Fund            25.92%             Record
Attn:  Mutual Funds 0393                       Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Clark & Co.                                    Intermediate Tax-Free        51.04%            Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Strafe & Co.                                   Intermediate Tax-Free       9.14%              Record
Attn:  Bank One Trust                          Fund
235 West Schrock Road                          Fiduciary Class
Westerville, OH  43081-2874

Strafe & Co.                                   Intermediate Tax-Free       24.00%             Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Intermediate Tax-Free       8.88%              Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                    Prime Money Market          39.50%             Record
c/o Bank One Wisconsin                         Fund
P.O. Box 1631                                  Fiduciary Class
Waukesha, WI  53187-1631

Strafe & Co.                                   Prime Money Market          54.88%             Record
Bank One Ohio Trust Co., NA                    Fund
Department 0393, S.T.I.F.                      Fiduciary Class
Columbus, OH  43271

Clark & Co.                                    US Treasury Securities      28.85%             Record
c/o Bank One Wisconsin                         Money Market Fund
P.O. Box 1631                                  Fiduciary Class
Waukesha, WI  53187-1631

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Bank One Trust Company NA                      US Treasury Securities      19.49%             Record
Omnibus-Corporate Cash Sweep Acct              Money Market Fund
Attn: Cash Management DB3                      Fiduciary Class
235 W. Schrock Road
Westerville, OH 43081-2874

Strafe & Co. (N)                               US Treasury Securities      50.13%             Record
Bank One Ohio Trust Co., NA                    Money Market Fund
Department 0393 S.T.I.F.                       Fiduciary Class
Columbus, OH  43271

Clark & Co.                                    Municipal Money             33.66%             Record
c/o Bank One Wisconsin                         Market Fund
P.O. Box 1631                                  Fiduciary Class
Waukesha, WI  53187-1631

Strafe & Co. (D)                               Municipal Money             52.89%             Record
Bank One Ohio Trust Co., NA                    Market Fund
Department 0393 S.T.I.F.                       Fiduciary Class
Columbus, OH  43217

Clark & Co.                                    Income Equity Fund          24.36%             Record
c/o Bank One Wisconsin                         Fiduciary Class
P.O. Box 1631
Waukesha, WI  53187-1631

Bank One Wisconsin TR CO NA                    Income Equity Fund          15.83%             Record
101 West Broadway                              Fiduciary Class
Waukesha, WI  53186-4833

440 Financial Group 401K                       Income Equity Fund          5.91%              Record
c/o Ann Sheputa                                Fiduciary Class
440 Lincoln Street
Worcester, MA  01653-0002

Strafe & Co.                                   Income Equity Fund          8.81%              Record
Attn:  Bank One Trust                          Fiduciary Class
235 West Schrock Road
Westerville, OH  43081-2874

Strafe & Co.                                   Income Equity Fund          26.01%             Record
Attn:  Mutual Funds 0393                       Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Strafe & Co.                                   Income Equity Fund          14.73%             Record
Attn:  Mutual Funds 0393                       Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Clark & Co.                                    Large Company Value         18.10%             Record
c/o Bank One Wisconsin                         Fund
101 West Broadway                              Fiduciary Class
Waukesha, WI  53186-4833

Bank One Wisconsin TR CO NA                    Large Company Value         12.44%             Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Strafe & Co.                                   Large Company Value         22.53%             Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Large Company Value         16.49%             Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Ohio Municipal Bond         92.22%             Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Ohio Municipal Bond         5.77%              Record
Attn:  Mutual Funds 0393                       Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                    International Equity        26.90%             Record
101 West Broadway                              Index Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Bank One Wisconsin Trust NA                    International Equity        15.41%             Record
101 West Broadway                              Index Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Strafe & Co.                                   International Equity        10.71%             Record
Attn:  Mutual Funds 0393                       Index Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   International Equity        24.40%             Record
Attn:  Mutual Funds 0393                       Index Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                    Limited Volatility          6.18%              Record
235 W. Schrock Road                            Bond Fund
Westerville, Ohio  43081-2874                  Fiduciary Class

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Clark & Co.                                    Limited Volatility          27.34%             Record
101 West Broadway                              Bond Fund
P.O. Box 1631                                  Fiduciary Class
Waukesha, WI  53187-1631

Bank One Wisconsin Trust NA                    Limited Volatility          8.78%              Record
101 West Broadway                              Bond Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Strafe & Co.                                   Limited Volatility          6.26%              Record
Attn:  Bank One Trust                          Bond Fund
235 West Schrock Road                          Fiduciary Class
Westerville, OH  43081-2874

Strafe & Co.                                   Limited Volatility          24.04%             Record
Attn:  Mutual Funds 0393                       Bond Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Limited Volatility          24.94%             Record
Attn:  Mutual Funds 0393                       Bond Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                    Equity Index Fund           6.23%              Record
101 West Broadway                              Fiduciary Class
Waukesha, WI 53186-4833

Bank One Wisconsin TR CO NA                    Equity Index Fund           8.10%              Record
101 West Broadway                              Fiduciary Class
Waukesha, WI 53186-4833

440 Financial Group 401K                       Equity Index Fund           7.77%              Record
c/o Ann Sheputa                                Fiduciary Class
440 Lincoln Street
Worcester, MA  01653-0002

Strafe & Co.                                   Equity Index Fund           5.97%              Record
Attn: Mutual Funds 0393                        Fiduciary Class
100 E. Broad Street
Columbus, OH 43215-3607

Strafe & Co.                                   Equity Index Fund           25.12%             Record
Attn: Mutual Funds 0393                        Fiduciary Class
100 E. Broad Street
Columbus, OH 43215-3607

Clark & Co.                                    Asset Allocation Fund       7.40%              Record
101 West Broadway                              Fiduciary Class
Waukesha, WI 53186-4833

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Bank One Wisconsin TR CO NA                    Asset Allocation Fund       52.30%             Record
101 West Broadway                              Fiduciary Class
Waukesha, WI 53186-4833

440 Financial Group 401K                       Asset Allocation Fund       5.94%              Record
c/o Ann Sheputa                                Fiduciary Class
440 Lincoln Street
Worcester, MA  01653-0002

Strafe & Co.                                   Asset Allocation Fund       5.91%              Record
Attn: Mutual Funds 0393                        Fiduciary Class
100 E. Broad Street
Columbus, OH 43215-3607

Strafe & Co.                                   Asset Allocation Fund       19.97%             Record
Attn: Mutual Funds 0393                        Fiduciary Class
100 E. Broad Street
Columbus, OH 43215-3607

CBC Companies Inc.                             Ohio Municipal Money        23.77%             Beneficial
Attn: Dirk Cantrell                            Market Fund
250 East Town Street                           Class A
Columbus, OH  43215-4637

Barefoot Grass Lawn Service Inc                Ohio Municipal Money        6.39%              Beneficial
450 W. Wilson Bridge Road                      Market Fund
Worthington, OH 43085-2237                     Class A

Mesa Golfland Ltd                              Tax Free Bond Fund          8.40%              Beneficial
155 W. Hampton                                 Class A
Mesa, AZ 85210-5258

Woody R. McGinnis                              Tax Free Bond Fund          5.25%              Beneficial
Julia L. Waters McGinnis JT TEN                Class A
3150 E. Cerrada Los
Tuscon, AZ 85718

Donaldson Lufkin Jenrette                      Tax Free Bond Fund          6.78%              Record
Securities Corporation Inc.                    Class A
P.O. Box 2052
Jersey City, NJ 07303-2052

Middle Kentucky Construction Co.               Kentucky Municipal          18.56%             Record
J. Edwin Ruby Jr.                              Bond Fund
135 Tilford Drive                              Class A
Beaver Dam, KY  42320-9717

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Heartland Environmental                        Kentucky Municipal          8.38%              Record
Thomas W. Smith                                Bond Fund
831 Eagle Mill Road                            Class A
Sonora, KY  42776-9721

Donaldson Lufkin Jenrette                      Kentucky Municipal          6.60%              Record
Securities Corporation Inc.                    Bond Fund
P.O. Box 2052                                  Class A
Jersey City, NJ 07303-2052

440 Financial Group 401K                       Government Bond             10.83%             Record
c/o Ann Sheputa                                Fund
440 Lincoln Street                             Class A
Worcester, MA  01653-0002

Donaldson Lufkin Jenrette                      Government ARM              77.48%             Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class A
Jersey City, NJ  07303-2052

440 Financial Group 401K                       Asset Allocation Fund       10.71%             Record
c/o Ann Sheputa                                Class A
440 Lincoln Street
Worcester, MA  01653-0002

Strafe & Co.                                   Ohio Municipal Money        72.25%             Record
c/o Bank One Trust Co.                         Market Fund
Attn:  Mutual Funds                            Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Clark & Co.                                    Tax Free Bond Fund          59.91%             Record
101 West Broadway                              Fiduciary Class
Waukesha, WI  53186-4833

Strafe & Co.                                   Tax Free Bond Fund          10.84%             Record
Attn:  Bank One Trust                          Fiduciary Class
234 West Schrock Road
Westerville, OH  43081-2873

Strafe & Co.                                   Tax Free Bond Fund          19.51%             Record
Attn: Mutual Funds 0393                        Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

Strafe & Co.                                   Tax Free Bond Fund          6.66%              Record
Attn: Mutual Funds 0393                        Fiduciary Class
100 E. Broad Street
Columbus, OH  43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Loutrag                                        Kentucky Municipal          58.90%             Record
Attn: Mutual Fund Clerk                        Bond Fund
P.O. Box 32590                                 Fiduciary Class
Louisville, KY  40232-2590

Loucourt Co.                                   Kentucky Municipal          7.07%              Record
P.O. Box 32590                                 Bond Fund
Louisville, KY 40232-2590                      Fiduciary Class

Clark & Co.                                    Government Bond             25.33%             Record
101 W. Broadway                                Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Bank One Wisconsin TR CO NA                    Government Bond             9.17%              Record
101 W. Broadway                                Fund
Waukesha, WI  53186-4833                       Fiduciary Class

Loutrag                                        Government Bond             9.39%              Record
Attn:  Mutual Fund Clerk                       Fund
P.O. Box 32590                                 Fiduciary Class
Louisville, KY  40232-2590

Loucourt Co.                                   Government Bond             12.11%             Record
P.O. Box 32590                                 Fund
Louisville, KY  40232-2590                     Fiduciary Class

Strafe & Co.                                   Government Bond             26.68%             Record
Attn: Mutual Funds 0393                        Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Strafe & Co.                                   Government Bond             11.01%             Record
Attn: Mutual Funds 0393                        Fund
100 E. Broad Street                            Fiduciary Class
Columbus, OH  43215-3607

Clark & Co.                                    Government ARM              11.54%             Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Fund

Bank One Wisconsin TR CO NA                    Government ARM              15.88%             Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Fund

Strafe & Co.                                   Government ARM              14.39%             Record
Attn: Mutual Funds 0393                        Fund
100 E. Broad Street                            Fiduciary Fund
Columbus, OH  43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Strafe & Co.                                   Government ARM              28.51%             Record
Attn: Mutual Funds 0393                        Fund
100 E. Broad Street                            Fiduciary Fund
Columbus, OH  43215-3607

Clark & Co.                                    Intermediate Bond           31.71%             Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Fund

Bank One Wisconsin TR CO NA                    Intermediate Bond           5.99%              Record
101 West Broadway                              Fund
Waukesha, WI  53186-4833                       Fiduciary Fund

Loutrag                                        Intermediate Bond           7.00%              Record
Attn:  Mutual Fund Clerk                       Fund
P.O. Box 32590                                 Fiduciary Fund
Louisville, KY  40232-2590

Loucourt Co.                                   Intermediate Bond           10.56%             Record
P.O. Box 32590                                 Fund
Louisville, KY  40232-2590                     Fiduciary Fund

Strafe & Co.                                   Intermediate Bond           27.72%             Record
Attn: Mutual Funds 0393                        Fund
100 E. Broad Street                            Fiduciary Fund
Columbus, OH  43215-3607

Strafe & Co.                                   Intermediate Bond           11.26%             Record
Attn: Mutual Funds 0393                        Fund
100 E. Broad Street                            Fiduciary Fund
Columbus, OH  43215-3607

440 Financial Group 401K                       International Equity        42.53%             Record
c/o Ann Sheputa                                Index Fund
440 Lincoln Street                             Class A
Worcester, MA 01653-0002

Donaldson Lufkin Jenrette                      Intermediate Bond           8.27%              Record
Securities Corporation Inc.                    Fund
P.O. Box 2052                                  Class A
Jersey City, NJ 07303-2052

Tr U/A A.J. Hacl-ESOP                          Municipal Money             7.03%              Beneficial
c/o Cathi Jarvis                               Market Fund
235 West Schrock Road
Westerville, OH 43081

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Wallick Properties                             Ohio Municipal Money        5.07%              Beneficial
c/o Cathi Jarvis                               Market Fund
235 West Schrock Road
Westerville, OH 43081

David Mikolajczyk                              Ohio Municipal Money        5.09%              Beneficial
c/o Cathi Jarvis                               Market Fund
235 West Schrock Road
Westerville, OH 43081

Wallick Construction Co.                       Ohio Municipal Money        5.84%              Beneficial
c/o Cathi Jarvis                               Market Fund
235 West Schrock Road
Westerville, OH 43081

George H. Thomas                               Ohio Municipal Money        8.51%              Beneficial
c/o Cathi Jarvis                               Market Fund
235 West Schrock Road
Westerville, OH 43081

City of Summit Gen Fd                          Treasury Only Fund          6.94%              Beneficial
c/o Cathi Jarvis
235 West Schrock Road
Westerville, OH 43081

OFDA (MT 2)                                    Asset Allocation Fund       6.06%              Beneficial
c/o Cathi Jarvis
235 West Schrock Road
Westerville, OH 43081

Banc One Corp-Retirement                       Disciplined Value           12.78%             Beneficial
c/o Cathi Jarvis                               Fund
235 West Schrock Road
Westerville, OH 43081

Eli Lilly fbo Christ Church                    Equity Index Fund           6.39%              Beneficial
c/o Cathi Jarvis
235 West Schrock Road
Westerville, OH 43081

NCR Benefit Account                            Equity Index Fund           8.24%              Beneficial
c/o Cathi Jarvis
235 West Schrock Road
Westerville, OH 43081

Banc One Securities Svgs Plan                  Equity Index Fund           29.88%             Beneficial
c/o Cathi Jarvis
235 West Schrock Road
Westerville, OH 43081

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
ELCA Mission Invest                            Government ARM              7.72%              Beneficial
c/o Cathi Jarvis                               Fund
235 West Schrock Road
Westerville, OH 43081

Cook Children's Med Ctr                        Government ARM              9.15%              Beneficial
c/o Cathi Jarvis                               Fund
235 West Schrock Road
Westerville, OH 43081

OCA OLDC Insur Mgt                             Government ARM              11.95%             Beneficial
c/o Cathi Jarvis                               Fund
235 West Schrock Road
Westerville, OH 43081

Banc One Sec Svgs Plan                         Income Bond                 7.07%              Beneficial
c/o Cathi Jarvis                               Fund
235 West Schrock Road
Westerville, OH 43081

Banc One Corp-Retirement                       International Equity        12.84%             Beneficial
c/o Cathi Jarvis                               Index Fund
235 West Schrock Road
Westerville, OH 43081

Banc One Sec Svgs                              Large Company               8.87%              Beneficial
c/o Cathi Jarvis                               Growth Fund
235 West Schrock Road
Westerville, OH 43081

Banc One Corp-Retirement                       Large Company               10.99%             Beneficial
c/o Cathi Jarvis                               Growth Fund
235 West Schrock Road
Westerville, OH 43081

Banc One Corp-Retirement                       Large Company               20.33%             Beneficial
c/o Cathi Jarvis                               Growth Fund
235 West Schrock Road
Westerville, OH 43081

Banc One Corp-Retirement                       Small Company               8.94%              Beneficial
c/o Cathi Jarvis                               Growth Fund
235 West Schrock Road
Westerville, OH 43081

                                 5% SHAREHOLDERS


NAME AND                                                                   PERCENTAGE OF      TYPE OF
ADDRESS                                        FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                        ----------                  ---------          ---------
Charles P. Brown                               Kentucky Municipal          6.09%              Beneficial
c/o Bank One Kentucky NA                       Bond Fund
Attn: Nancy Presnell
P.O. Box 32590
Louisville, KY 40239

         As a group, the Trustees and Officers of the Trust owned less than 1% of the Shares of each class of the Trust.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                               SECURITY                                              AMORTIZED
   AMOUNT                                               DESCRIPTION                                               COST
   ------                                               -----------                                               ----
U.S. TREASURY BILLS (27.7%):
     $40,000  6.06%, 7/6/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   39,966
      30,000  6.13%, 8/17/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,760
      30,000  6.20%, 8/24/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,721
      30,000  6.20%, 10/19/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,432
      50,000  5.18%, 11/2/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      49,108
      30,000  6.21%, 11/16/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,286
      50,000  5.21%, 12/7/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      48,850
      50,000  5.38%, 12/21/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      48,708
      50,000  5.37%, 1/11/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      48,554
                                                                                                               ----------
  Total U.S. Treasury Bills                                                                                       353,385
                                                                                                               ----------
  Total Investments                                                                                               353,385

REPURCHASE AGREEMENTS (72.7%):
      60,000  Barclays de Zoete Wedd, 6.00%, due 7/5/95, dated 6/30/95 (Collateralized by $53,038 various
              government securities, 0.00%-12.38%, 8/15/95-5/15/16, market value-$61,201) . . . . . . . . . .      60,000
     250,000  Deutsche Bank, 6.20%, due 7/3/95, dated 6/30/95*  . . . . . . . . . . . . . . . . . . . . . . .     250,000
      60,000  Deutsche Bank, 6.05%, due 7/5/95, dated 6/30/95*  . . . . . . . . . . . . . . . . . . . . . . .      60,000
      60,000  Hong Kong Shanghai Banc Corp., 6.10%, due 7/5/95, dated 6/30/95 (Collateralized by $57,932
              U.S. Treasury Notes, 6.00%-7.88%, 7/31/99-12/31/99, market value-$61,203) . . . . . . . . . . .      60,000
      60,000  Lehman Brothers Holdings, Inc., 6.04%, due 7/5/95, dated 6/30/95 (Collateralized by $159,579
              various government securities, 0.00%, 5/15/09-5/15/10, market value-$61,200)  . . . . . . . . .      60,000
     178,810  Lehman Brothers Holdings, Inc., 6.20%, due 7/3/95, dated 6/30/95 (Collateralized by $395,648
              various government securities, 0.00%, 11/15/00-5/15/09, market value-$182,382)  . . . . . . . .     178,810
      60,000  Morgan Stanley, 6.06%, due 7/5/95, dated 6/30/95 (Collateralized by $62,105 U.S. Treasury
              Notes, 4.38%-7.75%, 3/31/96-11/15/96, market value-$61,205) . . . . . . . . . . . . . . . . . .      60,000
      60,000  Nomura Securities International, 6.05%, due 7/5/95, dated 6/30/95** . . . . . . . . . . . . . .      60,000
     140,000  Nomura Securities International, 6.18%, due 7/3/95, dated 6/30/95** . . . . . . . . . . . . . .     140,000
                                                                                                               ----------
  Total Repurchase Agreements                                                                                     928,810
                                                                                                               ----------
  Total (Cost--$1,282,195)(a)                                                                                  $1,282,195
                                                                                                               ==========

--------------
Percentages indicated are based on net assets of $1,276,814.
(a) Cost for federal income tax and financial reporting purposes are the same.

* These repurchase agreements are both collateralized by $302,852 U.S. Treasury Notes, 5.13%-8.88%, 8/31/95-2/23/00, market value-$316,200.

** These repurchase agreements are both collateralized by $188,404 various government securities, 0.00%-12.00%, 12/28/95-2/15/15, market value-$204,000.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                               SECURITY                                             AMORTIZED
   AMOUNT                                               DESCRIPTION                                              COST
   ------                                               -----------                                              ----
COMMERCIAL PAPER (40.4%):
     $36,720  ABS, Inc., 6.00%, 7/27/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  36,561
      21,330  ABS, Inc., 6.10%, 8/1/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     21,218
      22,500  AES Shady Point, Inc., 6.50%, 7/12/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,455
      23,882  AES Shady Point, Inc., 6.58%, 7/24/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     23,782
      45,000  American Honda Finance Corp., 6.55%, 7/5/95 . . . . . . . . . . . . . . . . . . . . . . . . . .     44,967
      50,000  American Honda Finance Corp., 6.60%, 7/10/95  . . . . . . . . . . . . . . . . . . . . . . . . .     49,918
      65,000  Countrywide Funding Corp., 6.00%, 7/24/95 . . . . . . . . . . . . . . . . . . . . . . . . . . .     64,751
      35,000  Countrywide Funding Corp., 6.00%, 7/25/95 . . . . . . . . . . . . . . . . . . . . . . . . . . .     34,860
      25,000  CSC Enterprises, 5.98%, 8/22/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     24,784
      40,000  Dean Witter Discover & Co., 5.96%, 7/28/95  . . . . . . . . . . . . . . . . . . . . . . . . . .     39,821
      36,000  DIC Americas, Inc., 5.97%, 7/24/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     35,863
      25,000  Embarcadero Center Venture (one), 6.15%, 7/7/95 . . . . . . . . . . . . . . . . . . . . . . . .     24,974
      23,750  Embarcadero Center Venture (three), 6.00%, 7/17/95  . . . . . . . . . . . . . . . . . . . . . .     23,687
      25,000  Finova Capital Corp., 6.03%, 8/1/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     24,870
      30,000  Finova Capital Corp., 6.13%, 8/4/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29,826
      30,000  Finova Capital Corp., 5.99%, 8/8/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29,810
      15,000  Finova Capital Corp., 6.13%, 8/17/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,959
      24,121  Freedom Asset Funding Corp., 6.05%, 7/26/95 . . . . . . . . . . . . . . . . . . . . . . . . . .     24,020
      25,000  General Motors Acceptance Corp., 6.20%, 7/24/95 . . . . . . . . . . . . . . . . . . . . . . . .     24,901
      25,000  General Motors Acceptance Corp., 6.00%, 8/4/95  . . . . . . . . . . . . . . . . . . . . . . . .     24,858
      46,700  Madison Funding Corp., 6.00%, 7/12/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     46,614
      29,800  Madison Funding Corp., 5.95%, 8/23/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     29,539
      10,000  Petrolea Brasileiro S.A. Petrobas, 6.65%, 7/10/95 . . . . . . . . . . . . . . . . . . . . . . .      9,983
      60,000  Public Service Electric & Gas Co., 5.97%, 8/4/95  . . . . . . . . . . . . . . . . . . . . . . .     59,662
      15,000  TamBrands Corp., 5.78%, 11/20/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,658
      56,400  WMX Technologies, Inc., 6.97%, 10/2/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     55,384
      15,000  Yamaha Motor Finance Corp., 6.00%, 7/14/95  . . . . . . . . . . . . . . . . . . . . . . . . . .     14,968
      25,000  Yamaha Motor Finance Corp., 6.00%, 7/17/95  . . . . . . . . . . . . . . . . . . . . . . . . . .     24,933
                                                                                                                --------
  Total Commercial Paper                                                                                         876,626
                                                                                                                --------

CORPORATE BONDS AND NOTES (14.1%):
Banking & Finance (12.7%):
      50,000  Abbey National Treasury Services, PLC, 7.05%, 3/1/96  . . . . . . . . . . . . . . . . . . . . .     49,994
      11,000  Associates Corp. of North America, 4.50%, 2/15/96 . . . . . . . . . . . . . . . . . . . . . . .     10,808
       7,600  Beneficial Corp., 9.20%, 7/21/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,612
      50,000  CIT Group Holdings, Inc., 7.05%, 3/4/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000
      50,000  Comerica Bank, 5.61%, 11/8/95*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     49,990
      59,000  Dean Witter Discover & Co., 6.27%, 12/15/95 . . . . . . . . . . . . . . . . . . . . . . . . . .     59,048
       7,140  General Motors Acceptance Corp., 7.50%, 10/15/95  . . . . . . . . . . . . . . . . . . . . . . .      7,160
       6,900  General Motors Acceptance Corp., 5.15%, 9/21/95 . . . . . . . . . . . . . . . . . . . . . . . .      6,880
      25,150  Lehman Brothers, Inc., 6.75%, 5/17/96*  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,179
       8,900  Merrill Lynch & Co., Inc., 6.00%, 10/3/95 . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,895
                                                                                                                --------
                                                                                                                 275,566
                                                                                                                --------

Utilities (1.4%):
      30,000  Waste Management, Inc. 4.88%, 7/1/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     30,000
                                                                                                                --------
  Total Corporate Bonds and Notes                                                                                305,566
                                                                                                                --------

FUNDING AGREEMENTS (7.8%):
      50,000  AllState, 6.29%, 10/2/95* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000
      60,000  National Home Life, 6.38%, 11/1/95* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     60,000
      60,000  People's Security Life, 6.32%, 10/22/95*  . . . . . . . . . . . . . . . . . . . . . . . . . . .     60,000
                                                                                                                --------
  Total Funding Agreements                                                                                       170,000
                                                                                                                --------

MEDIUM TERM NOTES (4.0%):
       7,000  General Motors Acceptance Corp., 4.70%, 8/21/95 . . . . . . . . . . . . . . . . . . . . . . . .      6,988
      25,000  Lehman Brothers Holdings, Inc., 6.39%, 1/23/96* . . . . . . . . . . . . . . . . . . . . . . . .     25,000
      55,000  Lehman Brothers Holdings, Inc., 6.39%, 3/21/96* . . . . . . . . . . . . . . . . . . . . . . . .     55,000
                                                                                                                --------
  Total Medium Term Notes                                                                                         86,988
                                                                                                                --------

U.S. GOVERNMENT AGENCIES (3.8%):
Student Loan Marketing Assoc.:
      31,440  6.08%, 7/1/96*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     31,440


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                               SECURITY                                             AMORTIZED
   AMOUNT                                               DESCRIPTION                                              COST
   ------                                               -----------                                              ----
U.S. GOVERNMENT AGENCIES, CONTINUED
Student Loan Marketing Assoc.; continued;
     $50,000  5.70%, 9/28/98* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   50,000
                                                                                                               ----------
  Total U.S. Government Agencies                                                                                   81,440
                                                                                                               ----------

U.S. TREASURY BILLS (1.8%):
      40,000  5.46%, 9/21/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      39,502
                                                                                                               ----------
  Total U.S. Treasury Bills                                                                                        39,502
                                                                                                               ----------

YANKEE CERTIFICATES OF DEPOSIT (4.6%):
     100,000  Sumitomo Bank, 6.07%, 7/5/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000
                                                                                                               ----------
  Total Yankee Certificates of Deposit                                                                            100,000
                                                                                                               ----------
  Total Investments                                                                                             1,660,122
                                                                                                               ----------

REPURCHASE AGREEMENTS (23.5%):
      50,000  Barclays de Zoete Wedd, 6.30%, due 7/3/95, dated 6/30/95 (Collateralized by $52,040 various
              government securities, 4.45%-8.50%, 3/27/96-2/1/05, market value-$51,003) . . . . . . . . . . .      50,000
     100,000  Prudential Securities, 6.20%, due 7/3/95, dated 6/30/95 (Collateralized by $101,249 various
              government securities, 0.00%-10.50%, 7/25/95-7/21/08, market value-$102,000)  . . . . . . . . .     100,000
     358,847  Lehman Brothers Holdings, Inc., 6.20%, due 7/3/95, dated 6/30/95 (Collateralized by $365,228
              various government securities, 0.00%-8.80%, 7/5/95-1/25/10, market value-$365,966)  . . . . . .     358,847
                                                                                                               ----------
  Total Repurchase Agreements                                                                                     508,847
                                                                                                               ----------
  Total (Cost--$2,168,969)(a)                                                                                  $2,168,969
                                                                                                               ==========

-------------
Percentages indicated are based on net assets of $2,167,384.

(a)  Cost for federal income tax and financial reporting purposes are the same.
* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate.
     These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at June 30, 1995.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                                SECURITY                                                AMORTIZED
   AMOUNT                                                DESCRIPTION                                                 COST
   ------                                                -----------                                                 ----
MUNICIPAL SECURITIES (104.6%):
Alabama (0.5%):
     $ 2,700  Alabama Private Colleges University Equipment & Capital, Series A, 4.25%, 7/1/05, Insured: FGIC*     $  2,700
                                                                                                                   --------

Arizona (3.3%):
       2,000  Chandler County, Arizona Industrial Development Authority Revenue Bond, 3.60%, 12/15/09 LOC:
              National Westminster Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
       3,000  Cochise County, Arizona Pollution Control Corp. Revenue, 4.45%, 9/1/24, CFC Backed**  . . . . .         3,000
       6,400  Cochise County, Arizona Pollution Control Corp. Revenue, 4.45%, 9/1/24, CFC Backed**  . . . . .         6,400
       3,000  Mesa, Arizona Special Municipal, 3.95%, 7/12/95, LOC: Union Bank of Switzerland . . . . . . . .         3,000
       1,600  Pinal County, Arizona Industrial Development Authority Revenue Bonds, 4.15%, 9/1/08, LOC:
              Bankers Trust*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,600
                                                                                                                   --------
                                                                                                                     16,000
                                                                                                                   --------

Arkansas (1.6%):
       8,100  Clark County, Arkansas Solid Waste Disposal Revenue Bonds, 4.25%, 8/1/22, LOC: Trust Company
              Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,100
                                                                                                                   --------

California (1.5%):
       2,500  California Higher Education Loan Authority, 3.90%, 6/1/01, LOC: National Westminster Bank** . .         2,500
       5,000  Orange County, California, Pooled School District, TRAN, 4.50%, 7/28/95 . . . . . . . . . . . .         5,003
                                                                                                                   --------
                                                                                                                      7,503
                                                                                                                   --------

Colorado (4.4%):
       3,000  Arapahoe County, Colorado, Capital Improvement Trust Fund Highway Revenue, Series D, 4.45%,
              8/31/26, LOC: Union Bank of Switzerland** . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,000
       9,015  Arapahoe County, Colorado, Capital Improvement Trust Fund Highway Revenue, Series B, 4.40%,
              8/31/26, Escrow: FNMA** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,015
       2,500  Lakewood, Colorado Multifamily Housing, St Moritz & Diamondhead Project, 4.05%, 10/1/07, LOC:
              Dai-Ichi Kangyo*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,500
       7,500  Platte River Power Authority, Colorado Electric Revenue, 3.90%, 7/19/95, SBPA: Morgan Guaranty          7,500
                                                                                                                   --------
                                                                                                                     22,015
                                                                                                                   --------

Delaware (0.7%):
       3,225  Delaware State GO Bonds, 5.25%, 12/1/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,230
                                                                                                                   --------

Florida (6.0%):
       6,000  Dade County, Florida, Solid Waste IDR-Monteray-Dade Ltd. Project, 4.45%, 12/1/13, LOC: Banque
              Paribas*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,000
       2,500  Florida Housing Finance Authority Bonds, 4.45%, 12/1/08, LOC: Sumitomo Bank*  . . . . . . . . .         2,500
       5,000  Hillsborough, Florida - Tampa Airport, 4.30%, 7/21/95, LOC: National Westminster Bank** . . . .         5,000
       3,500  Putnam County, Florida, Seminole Electric Power Revenue Bonds, 4.30%, 3/15/14, CFC Backed** . .         3,501
       1,600  Putnam County, Florida, Seminole Electric Power Revenue Bonds, 3.40%, 12/15/09, CFC Backed**  .         1,600
       6,200  Sunshine State Finance Commission, 3.95%, 7/10/95, LOC: Union Bank of Switzerland, National
              Westminster Bank and Morgan Guaranty  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,200
       5,000  Sunshine State Government Finance Authority, 3.90%, 8/8/95, LOC: Union Bank of Switzerland,
              National Westminster Bank and Morgan Guaranty . . . . . . . . . . . . . . . . . . . . . . . . .         5,000
                                                                                                                   --------
                                                                                                                     29,801
                                                                                                                   --------

Georgia (7.2%):
       6,500  Burke County, Georgia, PCR Oglethorpe Power - 1994A Series, 4.15%, 1/1/19, Insured by FGIC* . .         6,500
       5,000  Dekalb County, Georgia, TAN, 5.00%, 12/29/95  . . . . . . . . . . . . . . . . . . . . . . . . .         5,018
      10,900  Housing Authority of Cobb, Georgia, Multifamily Housing Bond, Series 1992, 4.30%, 6/1/23, LOC:
              Societe Generale* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,900
      13,200  Municipal Electric Authority of Georgia, 3.65%, 7/5/95, SBPA Credit Suisse  . . . . . . . . . .        13,200
                                                                                                                   --------
                                                                                                                     35,618
                                                                                                                   --------

Hawaii (0.8%):
       4,000  Hawaii State Housing Finance & Development, Rental Housing System, Series B, 4.25%, 7/1/25 LOC:
              Industrial Bank of Japan* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,000
                                                                                                                   --------

Idaho (1.0%):
       5,000  State of Idaho TAN, 4.50%, 6/27/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,033
                                                                                                                   --------



Continued

12

THE ONE GROUP FAMILY OF MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                                SECURITY                                                AMORTIZED
   AMOUNT                                                DESCRIPTION                                                 COST
   ------                                                -----------                                                 ----
MUNICIPAL SECURITIES CONTINUED:
Illinois (14.2%):
     $ 3,175  Chicago Illinois Adjustable Tender Notes, Series A, 4.60%, 10/31/96, Mandatory Put 11/1/95, LOC:
              Morgan Guaranty . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  3,175
      16,000  Chicago O'Hare International Airport Second Lien - Series B, 4.10%, 1/1/18, LOC: Societe
              General*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,000
       5,000  City of Jacksonville, Illinois, Industrial Project Loans, 4.40%, 2/1/26, LOC: Bank of America,
              Chicago*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,000
       4,000  Decatur Illinois,Water Revenue, 4.00%, 10/19/95, LOC: Sumitomo Bank . . . . . . . . . . . . . .         4,000
       2,500  Illinois Educational Facilities Authority, Northwestern University, 4.05%, 3/1/28, LOC: Northern
              Trust Co.*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,500
       2,500  Illinois Development Finance Authority, Roosevelt University Project, 4.68%, 4/1/25, LOC:
              American National Bank  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,500
       6,500  Illinois Development Finance Authority Revenue Bonds, Aurora Central Catholic High School,
              4.15%, 4/1/24, LOC: Northern Trust Co.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,500
       2,000  Illinois Development Finance Authority Revenue Bonds, Sisters Hospital, 4.25%, 2/1/19, LOC: La
              Salle National Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
       1,625  Illinois Development Finance Authority Revenue Bonds, St. Paul's Development, 3.70%, 2/1/25,
              LOC: La Salle National Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,625
       8,000  Illinois Facilities Authority, DPA Council for Jewish Elderly Center, 4.50%, 3/1/15, LOC:
              LaSalle National Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,000
       1,500  Illinois Health, Chicago, LaGrange Hospital, 4.50%, 12/1/16, LOC: FNB Chicago*  . . . . . . . .         1,500
       2,000  Illinois Health Facilities Authority, Chicago, Little City, 4.00%, 10/1/15, LOC: FNB Chicago**          2,000
       8,000  Illinois Health Facilities Authority, Franciscan Hospital, 4.35%, 1/1/18, LOC: Toronto Dominion
              Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,000
       1,000  Illinois Health Facilities Authority, Pooled Series, Series C, 4.20%, 8/1/15, LOC: FNB Chicago*         1,000
       3,000  Illinois Health Facilities Authority, Washington & Smith Hospital, 4.20%, 7/1/26, LOC: Comerica
              Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,000
       1,400  Illinois Health Facilities Authority, Condell Hospital, 4.25%, 11/1/05, LOC: Bank of Tokyo* . .         1,400
       2,000  Illinois Health Facilities Authority, Series E, 1985, Sisters Hospital, 4.00%, 12/1/14, Insured:
              MBIA* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
                                                                                                                   --------
                                                                                                                     70,200
                                                                                                                   --------

Indiana (5.1%):
      13,700  Gary, Indiana, Environmental Improvement, (USX Project), 3.60%, 7/15/02, LOC: Bank of Nova
              Scotia* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,700
       2,500  Indiana Hospital Equipment Finance Authority, Series A, 4.50%, 12/1/15, Insured: MBIA*  . . . .         2,500
       4,200  Jasper, Indiana Economic Development, 4.40%, 3/1/19, LOC: PNC Bank* . . . . . . . . . . . . . .         4,200
       4,800  Terre Haute, Indiana Economic Development Revenue, First Financial Corp. Project, 4.80%, 7/6/95,
              LOC: FNB Chicago  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,800
                                                                                                                   --------
                                                                                                                     25,200
                                                                                                                   --------

Iowa (1.0%):
       5,000  Iowa School Corporations, 4.25%, 7/17/95, Insured: Capital Guaranty . . . . . . . . . . . . . .         5,001
                                                                                                                   --------

Kentucky (2.0%):
       4,500  County of Clark, Kentucky, PCR East Kentucky Power, 4.15%, 10/15/14, CFC Backed** . . . . . . .         4,500
       2,200  Pendleton County, Kentucky Self-insurance Funding Revenue Bonds, Series 1987, 3.75%, 7/1/95,
              LOC: PNC, Kentucky. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,200
       3,000  Pulaski County, Kentucky Hospital Service District, Solid Waste Disposal Revenue, Series B,
              4.65%, 8/15/23, CFC Guaranty**  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,000
                                                                                                                   --------
                                                                                                                      9,700
                                                                                                                   --------

Louisiana (2.9%):
      11,190  Jefferson Parish, Louisiana Hospital Service District, 4.25%, 12/1/15, Insured by: FGIC*  . . .        11,190
       1,000  Parish of St. James, Louisiana, PCR for Texaco Bonds, 4.20%, 8/8/95** . . . . . . . . . . . . .         1,000
       2,100  Louisiana Public Facilities Authority, Hospital Financing, Series 1985-A, 4.45%, 12/1/05, LOC:
              Sumitomo Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,100
                                                                                                                   --------
                                                                                                                     14,290
                                                                                                                   --------

Michigan (1.5%):
       3,500  Grand Rapids Michigan, Water Supply Revenue Bonds, 9.50%, 1/1/16, Pre-refunded Escrowed U.S.
              Government Securities** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,674



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                                SECURITY                                                AMORTIZED
   AMOUNT                                                DESCRIPTION                                                 COST
   ------                                                -----------                                                 ----
MUNICIPAL SECURITIES CONTINUED:
Michigan, continued:
      $2,500  Michigan Municipal Bond Revenue Notes, Series 95-B, 4.50%, 7/3/96 . . . . . . . . . . . . . . .      $  2,517
       1,000  Michigan Strategic Environmental, Wayne Disposal, 4.25%, 5/1/05, LOC: Comerica Bank*  . . . . .         1,000
                                                                                                                   --------
                                                                                                                      7,191
                                                                                                                   --------

Missouri (1.2%):
       2,000  Missouri Environment Improvement Authority, Series 85-A, 3.30%, 7/13/95, LOC: Union Bank of
              Switzerland . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
       2,000  Missouri Environment Improvement Authority, 4.10%, 7/14/95, LOC: Union Bank of Switzerland  . .         2,000
       2,000  Missouri Environment Improvement Authority, Series, 4.00%, 6/1/14, LOC: Union Bank of
              Switzerland** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
                                                                                                                   --------
                                                                                                                      6,000
                                                                                                                   --------

Montana (0.7%):
       3,500  Montana State Board Investment, Municipal Finance Conservation Act, 4.90%, 3/1/09** . . . . . .         3,500
                                                                                                                   --------

Nevada (3.3%):
       5,500  Clark County, Nevada, IDR Bonds, 4.40%, 11/1/18, LOC: Fuji Bank*  . . . . . . . . . . . . . . .         5,500
       4,650  Clark County, Nevada, Industrial Development Revenue Bonds, Series 1985, 4.85%, 12/1/15, LOC:
              Fuji Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,650
       4,000  Clark County, Nevada Airport System Improvement Revenue Bonds, Sub Lien, Series 1995 A-1, 4.15%,
              7/1/25, LOC: Toronto Dominion*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,000
       2,000  State of Nevada Department of Commerce, Series 1985, (FMC Corp.), 4.20%, 9/15/97, LOC: Barclays
              Bank**  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
                                                                                                                   --------
                                                                                                                     16,150
                                                                                                                   --------

New Hampshire (1.0%):
       5,000  New Hampshire State Industrial Development Authority Revenue, Series A, United Illuminating Co.,
              4.50%, 9/1/15, LOC: Barclays Bank** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,000
                                                                                                                   --------

New York (2.0%):
       2,500  New York State Energy Research PCR New York State Electric & Gas, 4.60%, 12/1/15, LOC: Union
              Bank of Switzerland** . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,500
       7,500  New York State Energy Research & Development Authority PCR Bonds, Series A, 4.70%, 3/1/16, LOC:
              Deutshebank A.G.**  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,506
                                                                                                                   --------
                                                                                                                     10,006
                                                                                                                   --------

North Carolina (1.4%):
       7,000  Person County, North Carolina Industrial Facilities & Pollution Control Financing Authority,
              4.75%, 11/1/16, LOC: Fuji Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,000
                                                                                                                   --------

North Dakota (0.6%):
       3,100  Mercer County, North Dakota, 3.95%, 2/1/18, IDR-CFC Backed**  . . . . . . . . . . . . . . . . .         3,100
                                                                                                                   --------

Ohio (6.9%):
       3,000  Columbus, Ohio, GO Adjustable Rate Bonds, 3.80%, 6/1/16*  . . . . . . . . . . . . . . . . . . .         3,000
       2,000  Geauga County, Ohio, IDR, General Signal Co., 4.35%, 4/1/04, LOC: Wachovia Bank of Georgia* . .         2,000
       2,000  Montgomery County, Ohio, Series B, Miami Valley Hospital, 4.00%, 7/21/95, LOC: Fuji Bank  . . .         2,000
         700  Ohio Air Quality Development Authority, Cincinnati Gas & Electric, 4.25%, 12/1/15, LOC: J.P.
              Morgan**  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           700
       6,800  Ohio Air Quality Development Authority, JMG Corp., 4.05%, 4/1/28, LOC: Societe Generale*  . . .         6,800
       3,300  Ohio State Environmental Improvement Authority, 4.30%, 5/1/11, LOC: Sanwa Bank* . . . . . . . .         3,300
       7,000  Ohio State University, General Receipts, Series B, 4.15%, 12/1/12, Liquidity Agreement with Ohio
              State University* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,000
       5,500  Ohio Water Development Authority, Timken Co., Refunding Series 1993, 4.00%, 5/1/07, LOC:
              Wachovia Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,500
       1,500  Student Loan Funding Corp. Series B-1 Revenue Bond, 4.35%, 1/1/07, LOC: National Westminster
              Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,500
       1,000  Student Loan Funding Corp., Series 1983-A, Revenue Bond, 4.25%, 12/29/98, LOC: Fuji Bank* . . .         1,000
       1,400  Toledo Lucas County, Ohio, CSX Transportation, 4.00%, 7/20/95, LOC: Bank of Nova Scotia . . . .         1,400
                                                                                                                   --------
                                                                                                                     34,200
                                                                                                                   --------


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                                SECURITY                                                AMORTIZED
   AMOUNT                                                DESCRIPTION                                                 COST
   ------                                                -----------                                                 ----
MUNICIPAL SECURITIES CONTINUED:
Pennsylvania (1.2%):
      $6,000  Washington County, Pennsylvania, Pooled Equipment Lease Program, 4.25%, 11/1/05, LOC: Sanwa
              Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  6,000
                                                                                                                   --------

South Carolina (3.6%):
       1,700  Cherokee County, South Carolina, Industrial Revenue Bonds, 4.25%, 7/1/19, LOC: Bank of Nova
              Scotia* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,700
       1,500  South Carolina, GO, Capital Improvement, Series B, 6.80%, 3/1/96: . . . . . . . . . . . . . . .         1,533
       5,000  South Carolina Public Service, 3.60%, 9/11/95, LOC: NCNB  . . . . . . . . . . . . . . . . . . .         5,000
       2,500  York County, South Carolina, PCR, Series 84E-2, 4.55%, 8/15/14, CFC Guaranty**  . . . . . . . .         2,500
       2,275  York County, South Carolina, PCR, Series 84N-4, 4.30%, 9/15/14, CFC Guaranty**  . . . . . . . .         2,275
       5,000  York County, South Carolina, PCR, Series 84N-5, 4.30%, 9/15/14, CFC Guaranty**  . . . . . . . .         5,000
                                                                                                                   --------
                                                                                                                     18,008
                                                                                                                   --------

Tennessee (2.7%):
       5,400  Hamilton County, Tennessee, Industrial Development Board, Series 1985, 4.25%, 11/1/05, LOC:
              Sumitomo Bank and Industrial Bank of Japan* . . . . . . . . . . . . . . . . . . . . . . . . . .         5,400
       4,040  Knox County, Tennessee, Hospital Facilities Revenue Bond, 3.85%, 12/1/15, Insured: MBIA*  . . .         4,040
       3,800  Oak Ridge, Tennessee, Industrial Board Economic Development Revenue Bonds, 4.20%, 5/1/09, LOC:
              ABM/AMRO* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,800
                                                                                                                   --------
                                                                                                                     13,240
                                                                                                                   --------

Texas (15.3%):
       4,590  Bexar, Texas Army Retirement, 4.25%, 7/1/11,  LOC: Rabo Bank* . . . . . . . . . . . . . . . . .         4,590
       8,000  Brazos River Authority Texas PCR, Electric Company-B, 4.70%, 6/1/30, LOC: Union Bank of
              Switzerland*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,000
       7,500  Capital Health Facilities Development Corp., Texas, Series 1986, 4.30%, 12/1/16, LOC: ABM/AMRO*         7,500
       3,100  Capital Industrial Development Corp. of Texas, W.L. Gore Project, 3.50%, 12/5/95, LOC: Morgan
              Guaranty**  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,100
       1,600  Denton, Texas, IDR, 4.20%, 12/1/09, LOC: Union Bank of Switzerland* . . . . . . . . . . . . . .         1,600
       2,000  Gulf Coast, Texas, Waste Disposal Authority, Amoco Corp., 4.30%, 4/1/15** . . . . . . . . . . .         2,000
       4,000  Gulf Coast, Texas, Waste Disposal Authority, Environmenal Improvement Revenue, Amoco Corp.,
              4.40%, 3/1/09*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,000
       5,000  Gulf Coast Texas, Industrial Development Authority, Amoco Corp., 3.80%, 6/1/25**  . . . . . . .         5,000
       4,000  Hockley County, Texas, Industrial Development Corp., PCR, Amoco Corp., 4.75%, 3/1/14* . . . . .         4,002
       4,000  Houston, Texas Airport, 3.60%, 8/1/95, LOC: Morgan Guaranty & Canadian Imperial Bank of Commerce        4,000
       5,000  Panhandle-Plains Texas, Higher Education Authority, Series 91-A, 4.30%, 6/1/21, LOC: SLMA*  . .         5,000
       5,000  Panhandle-Plains Texas, Higher Education Authority, Series A, 4.30%, 6/1/23, LOC: SLMA* . . . .         5,000
      16,800  San Antonio, Texas, Health Facilities, Series 92-A, 4.45%, 6/1/08, LOC: NationsBank, Texas* . .        16,800
       4,450  Texas Higher Education Authority, Series 1985-B, 4.25%, 12/1/25, Insured: FGIC* . . . . . . . .         4,450
                                                                                                                   --------
                                                                                                                     75,042
                                                                                                                   --------

Utah (0.8%):
       4,100  Salt Lake, Utah, Adjustable Rate Airport Revenue Bond, Series 1994-A, 4.30%, 6/1/98, LOC: Credit
              Suisse* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,100
                                                                                                                   --------

Washington (5.0%):
       3,000  Seattle, Washington Municipal Light & Power, 4.30%, 10/5/95,  LOC: Morgan Guaranty  . . . . . .         3,000
         700  Washington Community Economic Revitalization Board Revenue Bonds Series 1987-1, 4.35%, 7/1/98,
              LOC: Industrial Bank of Japan*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           700
         725  Washington Community Economic Revitalization Board Revenue Bonds Series 1990-1, 4.35%, 7/1/05,
              LOC: National Bank of Japan*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           725
         910  Washington Community Economic Revitalization Board Revenue Bonds Series 88-1, 4.35%, 7/1/08,
              LOC: National Bank of Japan*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           910
      10,000  Washington Public Power System Revenue Bonds, Series 1993-A-2, 3.85%, 7/1/18, LOC: Industrial
              Bank of Japan*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,000




Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                                SECURITY                                                AMORTIZED
   AMOUNT                                                DESCRIPTION                                                 COST
   ------                                                -----------                                                 ----
MUNICIPAL SECURITIES CONTINUED:
Washington, continued:
     $10,000  Washington Public Power System Revenue Bonds, Project 1 & 3, 3.80%, 7/1/18, LOC: Bank of
              America*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 10,000
                                                                                                                   --------
                                                                                                                     25,335
                                                                                                                   --------

West Viriginia (2.8%):
       4,800  Marion County West Virginia, 4.15%, 10/1/17, LOC: National Westminster Bank*  . . . . . . . . .         4,800
       2,500  Marion County West Virginia, 4.30%, 10/1/17, LOC: National Westminster Bank*  . . . . . . . . .         2,500
       6,000  West Virginia Public Energy, Morgantown Project, 4.25%, 8/4/95, LOC: Swiss Bank . . . . . . . .         6,000
                                                                                                                   --------
                                                                                                                     13,300
                                                                                                                   --------

Wisconsin (2.0%):
      10,000  Wisconsin GO Notes, 4.50%, 6/17/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,079
                                                                                                                   --------

Wyoming (0.3%):
       1,500  Gillette County, Wyoming, Pacific Corp Project 4.00%, 7/17/95, LOC: Deutsche Bank . . . . . . .         1,500
                                                                                                                   --------
  Total Municipal Securities                                                                                        517,142
                                                                                                                   --------
  Total Investments (Cost-$517,142)(a)                                                                             $517,142
                                                                                                                   ========

-------------
Percentages indicated are based on net assets of $494,261.

(a) Cost for federal income tax and financial reporting purposes are the same.
* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.
** Put and demand features exist allowing the Fund to require the repurchase of the investments within variable time periods of less than one year.


CFC          Commodities Futures Commission
FGIC         Financial Guarantee Insurance Corp.
FNMA         Federal National Mortgage Association
GO           General Obligation
IDR          Industrial Development Revenue
LOC          Collateralized by Letters of Credit issued by Foreign and Domestic
             Banks
MBIA         Municipal Bond Insurance Association.
PCR          Pollution Control Revenue
SBPA         Standby Bond Purchase Agreement
SLMA         Student Loan Marketing Association
TAN          Tax Anticipation Notes
TRAN         Tax and Revenue Anticipation Notes


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                                SECURITY                                            AMORTIZED
   AMOUNT                                                DESCRIPTION                                             COST
   ------                                                -----------                                             ----
MUNICIPAL SECURITIES (100.7%):
  $1,000  Berea, Ohio, GO, BAN, 4.50%, 10/25/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  1,001
   1,000  Cincinnati, Ohio, GO, 5.63%, 12/1/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,005
   6,700  Columbus, Ohio, Sewerage System Revenue Bonds, 3.90%, 6/1/11* . . . . . . . . . . . . . . . . .         6,700
   3,750  City of St. Mary's, Ohio, Industrial Development Authority, Setex, Inc. Project, 4.60%, 12/1/01,
          LOC: Industrial Bank of Japan*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,750
   3,105  Clermont County, Ohio, Hospital Facilities, Series B, 3.85%, 12/1/15, Insured: MBIA*  . . . . .         3,105
   2,000  Columbus, Ohio, GO, 3.80%, 7/6/95*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
   2,500  Columbus, Ohio, GO, Sewer Improvement Bonds, 9.00%, 9/15/95 . . . . . . . . . . . . . . . . . .         2,522
   1,600  Cuyahoga County, Ohio, IDR Bonds, Series 1985, 3.95%, 12/1/15, LOC: Union Bank of Switzerland*          1,600
     300  Cuyahoga County, Ohio, IDR Bonds, Series 1987, 4.10%, 4/1/12, LOC: Dresdner Bank* . . . . . . .           300
   1,800  Franklin County, Ohio, IDR, Inland Products, Inc. Project, 4.40%, 8/1/04, LOC: PNC Bank, Ohio*          1,800
   1,500  Franklin County, Ohio, Hospital Authority, 4.15%, 5/1/15, LOC: National Bank of Detroit*  . . .         1,500
   1,000  Greater Cleveland Regional Transit Authority, BAN, 4.10%, 4/10/96 . . . . . . . . . . . . . . .         1,003
     500  Hamilton County, Ohio, Performing Arts Center 1995, 4.10%, 6/15/05, LOC: Fifth Third Bank*  . .           500
   2,445  Hamilton County, Ohio Sewer System, Pre-refunded-Escrow U.S. Government securities, 9.50%,
          12/1/95 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,567
   3,500  Hillsboro, Ohio, IDR, TD Manufacturing Co., 4.50%, 6/1/97, LOC: Sanwa Bank* . . . . . . . . . .         3,500
   1,725  Montgomery County, Ohio, Miami Valley Hospital, 4.00%, 7/21/95, LOC: Fuji Bank  . . . . . . . .         1,725
   3,000  Ohio Air Quality Development Authority Bonds, Series 1992, Timken Co., 4.00%, 6/1/01, LOC:
          Credit Suisse*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,000
   1,000  Ohio Air Quality Development Authority, Cincinnati Gas & Electric, 4.25%, 7/12/95, LOC: Morgan
          Guaranty  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,000
   4,500  Ohio Air Quality Development Authority, JMG Co., 4.05%, 4/1/28, LOC: Societe Generale*  . . . .         4,500
   1,700  Ohio Air Quality Development Authority, CEI Co., 3.70%, 8/4/95, Insured by FGIC . . . . . . . .         1,700
   2,000  Ohio Air Quality Development Authority, CEI Co. 3.00%, 7/17/95, Insured by FGIC . . . . . . . .         2,000
   4,400  Ohio Housing Finance Agency, Multi Family Housing Revenue Bonds, 3.90%, 12/1/15, LOC: Morgan
          Guaranty Bank*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,400
   1,000  Ohio State Court Street Center, 4.73%, 10/1/98, LOC: Provident Bank*  . . . . . . . . . . . . .         1,000
   1,500  Ohio State Environmental Improvement Authority, U.S. Steel Corp. Project, 4.30%, 5/1/11, LOC:
          Sanwa Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,500
   2,850  Ohio State Higher Education Facilities Commission, Oberlin College Project, 4.00%, 10/1/15, LOC:
          Bank of Tokyo*  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,850
     665  Ohio State University, Series B-85, 4.40%, 12/1/01, SBPA: National Westminster Bank*  . . . . .           665
   4,000  Ohio State University, Series 86-B, 4.40%, 12/1/06, SBPA: National Westminster Bank*  . . . . .         4,000
   3,000  Ohio Water Development Authority, Series 1992, Timken Co., 4.00%, 6/1/01, LOC: Credit Suisse* .         3,000
   1,500  Ohio Water Development Authority, CEI Co., 4.15%, 7/13/95, LOC: Insured by FGIC . . . . . . . .         1,500
   1,000  Ohio Water Development Authority, CEI Co., 4.15%, 8/4/95, Insured by FGIC . . . . . . . . . . .         1,000
   1,000  Ohio Water Development Authority, CEI Co., 3.10%, 9/5/95, Insured by FGIC . . . . . . . . . . .         1,000
   1,000  Ross County, Ohio Hospital Facilities, 4.15%, 12/1/20, LOC: Fifth Third Bank  . . . . . . . . .         1,000
   2,000  Student Loan Funding Corp., Cincinnati, Ohio, Series B-1, 4.35%, 1/1/07, LOC: National
          Westminster Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,000
   1,300  Student Loan Funding Corp., Cincinnati, Ohio, Series A-3, 4.35%, 1/1/07, LOC: National
          Westminster Bank* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,300
   2,000  Student Loan Funding Corp., Cincinnati, Ohio, Series 1983-A, 4.25%, 12/29/98, LOC: Fuji Bank* .         2,000
   4,000  Summit County, Ohio, GO, Series 1995A, BAN, 5.00%, 3/7/96 . . . . . . . . . . . . . . . . . . .         4,009



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

  PRINCIPAL                                                SECURITY                                            AMORTIZED
   AMOUNT                                                DESCRIPTION                                             COST
   ------                                                -----------                                             ----
MUNICIPAL SECURITIES CONTINUED:
      $2,000  Toledo, (Lucas County) Ohio, CSX Transportation, 4.00%, 7/20/95, LOC: Bank of Nova Scotia . . .  $  2,000
       2,500  Toledo, (Lucas County) Ohio, CSX Transportation, 3.85%, 8/1/95, LOC: Bank of Nova Scotia  . . .     2,500
       1,000  Toledo, (Lucas County) Ohio, 4.15%, 7/5/95, LOC: Bank of Nova Scotia  . . . . . . . . . . . . .     1,000
         300  Twinsburg, Ohio, IDR, UTD Stationers Supply Co., 4.90%, 12/1/11, LOC: PNC Bank* . . . . . . . .       300
       1,300  University of Cincinnati, Ohio, BAN - Series S1, 5.00%, 3/21/96 . . . . . . . . . . . . . . . .     1,303
       1,000  University of Cincinnati, Ohio, BAN, 4.75%, 8/30/95 . . . . . . . . . . . . . . . . . . . . . .     1,001
       2,100  Wooster, Ohio, IDR Allen Group, 3.95%, 12/1/10, LOC: Dresdner Bank* . . . . . . . . . . . . . .     2,100
                                                                                                               --------
  Total Municipal Securities                                                                                     88,206
                                                                                                               --------
  Total Investments (Cost--$88,206)(a)                                                                         $ 88,206
                                                                                                               ========

-------------
Percentages indicated are based on net assets of $87,596.

(a) Cost for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.

BAN     Bond Anticipation Notes
FGIC    Financial Guaranty Insurance Company
GO      General Obligation
IDR     Industrial Development Revenue
LOC     Collateralized by Letters of Credit issued by Foreign and Domestic Banks
MBIA    Municipal Bond Insurance Association
SBPA    Standby Bond Purchase Agreement


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1995

                                                                              (Amounts in Thousands
                                                                             except per share amounts)
                                                          U.S. TREASURY
                                                           SECURITIES
                                                              MONEY           PRIME        MUNICIPAL     OHIO MUNICIPAL
                                                             MARKET       MONEY MARKET   MONEY MARKET     MONEY MARKET
                                                              FUND            FUND           FUND             FUND
                                                           ----------      ----------      --------          -------
ASSETS:
Investments, at value . . . . . . . . . . . . . . . .      $  353,385      $1,660,122      $517,142          $88,206
Repurchase agreements . . . . . . . . . . . . . . . .         928,810         508,847
                                                           ----------      ----------      --------          -------
                                                            1,282,195       2,168,969       517,142           88,206
Cash  . . . . . . . . . . . . . . . . . . . . . . . .                             109
Interest receivable . . . . . . . . . . . . . . . . .             219           7,381         3,361              496
Receivable for capital shares issued  . . . . . . . .                             135
Receivable from advisor . . . . . . . . . . . . . . .             167             253            80               17
Deferred organization costs . . . . . . . . . . . . .                                                              2
Prepaid expenses and other assets . . . . . . . . . .              36              10           116              108
                                                           ----------      ----------      --------          -------
Total Assets  . . . . . . . . . . . . . . . . . . . .       1,282,617       2,176,857       520,699           88,829
                                                           ----------      ----------      --------          -------
LIABILITIES:
Dividends payable . . . . . . . . . . . . . . . . . .           5,248           8,340         1,293              138
Payable to brokers for investments purchased  . . . .                                        19,630            1,000
Payable for capital shares redeemed . . . . . . . . .                              39             2
Cash overdraft  . . . . . . . . . . . . . . . . . . .               1                         5,279               52
Accrued expenses and other payables:
     Investment advisory fees   . . . . . . . . . . .             357             592           148               21
     Administration fees  . . . . . . . . . . . . . .             171             284            71               12
     12b-1 fees (Class A)   . . . . . . . . . . . . .              26              55            15               10
     Other  . . . . . . . . . . . . . . . . . . . . .                             163
                                                           ----------      ----------      --------          -------
Total Liabilities . . . . . . . . . . . . . . . . . .           5,803           9,473        26,438            1,233
                                                           ----------      ----------      --------          -------
NET ASSETS:
Capital . . . . . . . . . . . . . . . . . . . . . . .       1,276,812       2,167,440       494,396           87,606
Undistributed (distributions in excess of)
  net investment income . . . . . . . . . . . . . . .              27             (20)         (139)             (10)
Accumulated undistributed net realized
  gains (losses) from investment transactions . . . .             (25)            (36)            4
                                                           ----------      ----------      --------          -------
Net Assets  . . . . . . . . . . . . . . . . . . . . .      $1,276,814      $2,167,384      $494,261          $87,596
                                                           ==========      ==========      ========          =======
Net Assets
     Fiduciary  . . . . . . . . . . . . . . . . . . .      $1,178,091      $1,965,416      $437,743          $51,806
     Class A  . . . . . . . . . . . . . . . . . . . .          98,723         201,968        56,518           35,790
                                                           ----------      ----------      --------          -------
                                                           $1,276,814      $2,167,384      $494,261          $87,596
                                                           ==========      ==========      ========          =======
Outstanding shares of beneficial interest
     Fiduciary  . . . . . . . . . . . . . . . . . . .       1,178,070       1,965,444       437,856           51,806
     Class A  . . . . . . . . . . . . . . . . . . . .          98,740         201,996        56,540           35,800
                                                           ----------      ----------      --------          -------
          Total   . . . . . . . . . . . . . . . . . .       1,276,810       2,167,440       494,396           87,606
                                                           ==========      ==========      ========          =======
Net asset value--offering and redemption
  price per share (Fiduciary and Class A Shares)  . .      $     1.00           $1.00         $1.00            $1.00
                                                           ==========      ==========      ========          =======
Investments, at amortized cost  . . . . . . . . . . .      $1,282,195      $2,168,969      $517,142          $88,206
                                                           ==========      ==========      ========          =======




See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                         FOR THE YEAR ENDED JUNE 30, 1995

                                                                                            (Amounts in Thousands)
                                                                               U.S.
                                                                             TREASURY
                                                                            SECURITIES                                  OHIO
                                                                               MONEY       PRIME       MUNICIPAL     MUNICIPAL
                                                                              MARKET    MONEY MARKET  MONEY MARKET  MONEY MARKET
                                                                               FUND         FUND          FUND          FUND
                                                                            ----------  ------------  ------------  ------------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $64,651      $111,725       $18,689       $3,164
Dividend income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                    182           94
                                                                             -------      --------       -------       ------
Total Income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     64,651       111,725        18,871        3,258
                                                                             -------      --------       -------       ------
EXPENSES:
Investment advisory fees  . . . . . . . . . . . . . . . . . . . . . . . .      4,214         6,878         1,799          276
Administration fees . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,030         3,313           866          155
12b-1 fees (Service)  . . . . . . . . . . . . . . . . . . . . . . . . . .                        2
12b-1 fees (Class A)  . . . . . . . . . . . . . . . . . . . . . . . . . .        232           432           160          149
Custodian and accounting fees . . . . . . . . . . . . . . . . . . . . . .        168           230            80           16
Legal and audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . .        205           228            79           15
Trustees' fees and expenses . . . . . . . . . . . . . . . . . . . . . . .         13            21             7            3
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . .         49           144            46           55
Registration and filing fees  . . . . . . . . . . . . . . . . . . . . . .        279           203           132           16
Printing costs  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30            45            24           13
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         70            79            22            5
                                                                             -------      --------       -------       ------
Total expenses before waivers/reimbursements  . . . . . . . . . . . . . .      7,290        11,575         3,215          703
Less waivers/reimbursements . . . . . . . . . . . . . . . . . . . . . . .     (2,145)       (3,122)         (973)        (230)
                                                                             -------      --------       -------       ------
NET EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,145         8,453         2,242          473
                                                                             -------      --------       -------       ------
Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . .     59,506       103,272        16,629        2,785
                                                                             -------      --------       -------       ------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from investment transactions  . . . . . . . .         14                        (126)
                                                                             -------      --------       -------       ------
Change in net assets resulting from operations  . . . . . . . . . . . . .    $59,520      $103,272       $16,503       $2,785
                                                                             =======      ========       =======       ======



See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                (Amounts in Thousands)
                                                        U.S. TREASURY
                                                       SECURITIES MONEY                 PRIME                 MUNICIPAL MONEY
                                                         MARKET FUND               MONEY MARKET FUND            MARKET FUND
                                                  -------------------------   -------------------------   ------------------------
                                                      YEAR          YEAR           YEAR         YEAR         YEAR           YEAR
                                                     ENDED         ENDED          ENDED        ENDED        ENDED          ENDED
                                                    JUNE 30,      JUNE 30,       JUNE 30,     JUNE 30,     JUNE 30,       JUNE 30,
                                                      1995          1994           1995         1994         1995           1994
                                                  -----------   -----------   -----------   -----------   -----------   ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income  . . . . . . . . . .   $    59,506   $    23,624   $   103,272   $    43,111   $    16,629   $    6,688
     Net realized gains (losses) from investment
        transactions  . . . . . . . . . . . . .            14           (39)                         (5)         (126)
                                                  -----------   -----------   -----------   -----------   -----------   ----------
Change in net assets resulting from operations         59,520        23,585       103,272        43,106        16,503        6,688
                                                  -----------   -----------   -----------   -----------   -----------   ----------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income   . . . . . . .       (56,332)      (22,524)      (96,873)      (41,103)      (15,228)      (6,091)
     In excess of net investment income   . . .                                                                   (43)         (43)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income   . . . . . . .        (3,144)       (1,086)       (6,244)       (1,893)       (1,358)        (564)
     In excess of net investment income   . . .           (30)          (30)         (142)         (142)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS (A):
     From net investment income   . . . . . . .                                       (13)
                                                  -----------   -----------   -----------   -----------   -----------   ----------
Change in net assets from shareholder
  distributions   . . . . . . . . . . . . . . .       (59,506)      (23,640)     (103,272)      (43,138)      (16,629)      (6,698)
                                                  -----------   -----------   -----------   -----------   -----------   ----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued  . . . . . . .     3,158,947     2,677,540     4,749,069     3,828,384     1,502,281    1,053,067
     Dividends reinvested   . . . . . . . . . .         4,531         1,842        13,261         5,953         2,064        1,023
     Cost of shares redeemed  . . . . . . . . .    (2,909,428)   (2,180,198)   (4,270,622)   (3,199,010)   (1,404,255)    (853,992)
                                                  -----------   -----------   -----------   -----------   -----------   ----------
Change in net assets from share
transactions  . . . . . . . . . . . . . . . . .       254,050       499,184       491,708       635,327       100,090      200,098
                                                  -----------   -----------   -----------   -----------   -----------   ----------
Change in Net Assets  . . . . . . . . . . . . .       254,064       499,129       491,708       635,295        99,964      200,088

NET ASSETS:
     Beginning of period  . . . . . . . . . . .     1,022,750       523,621     1,675,676     1,040,381       394,297      194,209
                                                  -----------   -----------   -----------   -----------   -----------   ----------
     End of period  . . . . . . . . . . . . . .   $ 1,276,814   $ 1,022,750   $ 2,167,384   $ 1,675,676   $   494,261   $  394,297
                                                  ===========   ===========   ===========   ===========   ===========   ==========
SHARE TRANSACTIONS:
     Issued   . . . . . . . . . . . . . . . . .     3,158,947     2,677,540     4,749,069     3,828,384     1,502,281    1,053,067
     Reinvested   . . . . . . . . . . . . . . .         4,531         1,842        13,261         5,953         2,064        1,023
     Redeemed   . . . . . . . . . . . . . . . .    (2,909,428)   (2,180,198)   (4,270,622)   (3,199,010)   (1,404,255)    (853,992)
                                                  ===========   ===========   ===========   ===========   ===========   ==========
Change in shares  . . . . . . . . . . . . . . .       254,050       499,184       491,708       635,327       100,090      200,098
                                                  ===========   ===========   ===========   ===========   ===========   ==========
Undistributed (distributions in excess of) net
  investment income included in net assets:
     End of Period  . . . . . . . . . . . . . .   $        27   $       (16)  $       (20)  $       (27)  $      (139)  $      (10)
                                                  ===========   ===========   ===========   ===========   ===========   ==========

                                                     (Amounts in Thousands)
                                                        OHIO MUNICIPAL
                                                         MONEY MARKET
                                                             FUND
                                                     ---------------------
                                                        YEAR        YEAR
                                                       ENDED       ENDED
                                                      JUNE 30,    JUNE 30,
                                                        1995        1994
                                                     ---------   ---------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income  . . . . . . . . . .      $   2,785   $   1,108
     Net realized gains (losses) from investment
        transactions  . . . . . . . . . . . . .
                                                     ---------   ---------
Change in net assets resulting from operations           2,785       1,108
                                                     ---------   ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income   . . . . . . .         (1,535)       (408)
     In excess of net investment income   . . .
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income   . . . . . . .         (1,240)       (700)
     In excess of net investment income   . . .            (10)        (10)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS (A):
     From net investment income   . . . . . . .
                                                     ---------   ---------
Change in net assets from shareholder
  distributions   . . . . . . . . . . . . . . .         (2,785)     (1,118)
                                                     ---------   ---------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued  . . . . . . .        376,500     210,761
     Dividends reinvested   . . . . . . . . . .          1,226         763
     Cost of shares redeemed  . . . . . . . . .       (382,861)   (147,408)
                                                     ---------   ---------
Change in net assets from share
transactions  . . . . . . . . . . . . . . . . .         (5,135)     64,116
                                                     ---------   ---------
Change in Net Assets  . . . . . . . . . . . . .         (5,135)     64,106

NET ASSETS:
     Beginning of period  . . . . . . . . . . .         92,731      28,625
                                                     ---------   ---------
     End of period  . . . . . . . . . . . . . .      $  87,596   $  92,731
                                                     =========   =========
SHARE TRANSACTIONS:
     Issued   . . . . . . . . . . . . . . . . .        376,500     210,761
     Reinvested   . . . . . . . . . . . . . . .          1,226         763
     Redeemed   . . . . . . . . . . . . . . . .       (382,861)   (147,408)
                                                     =========   =========
Change in shares  . . . . . . . . . . . . . . .         (5,135)     64,116
                                                     =========   =========
Undistributed (distributions in excess of) net
  investment income included in net assets:
     End of Period  . . . . . . . . . . . . . .      $     (10)  $     (10)
                                                     =========   =========

-------------
(a) The Service Shares commenced offering on January 17, 1994, when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of May 2, 1995, Service Shares transferred to Class A Shares and as of June 30, 1995, there were no shareholders in the Service Class.


See notes to financial statements

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1995

1.  ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust is registered to offer five classes of shares: Fiduciary, Class A, Class B, Institutional and Service. The Trust currently offers twenty-four funds. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in preparation of its financial statements.

    SECURITY VALUATION

    Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

    REPURCHASE AGREEMENTS

    The Funds may invest in repurchase agreements with institutions that the Fund's investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

    SECURITY TRANSACTIONS AND RELATED INCOME

    Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

    EXPENSES

    Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995

    distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses.

    ORGANIZATION COSTS

    Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

    FEDERAL INCOME TAXES

    Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  SHARES OF BENEFICIAL INTEREST:

    The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty series and five classes: Fiduciary, Class A, Class B, Institutional and Service. The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. During the year ended June 30, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1995 and 1994:



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995



                             (Amounts in Thousands)


                                                           U.S. TREASURY SECURITIES
                                                              MONEY MARKET FUND                 PRIME MONEY MARKET FUND
                                                         -----------------------------       ------------------------------
                                                         YEAR ENDED        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                                          JUNE 30,          JUNE 30,           JUNE 30,          JUNE 30,
                                                            1995              1994               1995              1994
                                                         -----------       -----------       -----------        -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
     Proceeds from shares issued  . . . . . . . . .      $ 2,783,997       $ 2,116,053       $ 3,951,914        $ 3,532,386
     Issued in connection with acquisition  . . . .                            300,662
     Dividends reinvested   . . . . . . . . . . . .            1,467               810             7,187              4,022
     Shares redeemed  . . . . . . . . . . . . . . .       (2,576,713)       (1,941,023)       (3,594,562)        (2,914,801)
                                                         -----------       -----------       -----------        -----------
     Change in net assets from Fiduciary Share
      transactions  . . . . . . . . . . . . . . . .      $   208,751       $   476,502       $   364,539        $   621,607
                                                         ===========       ===========       ===========        ===========
CLASS A SHARES:
     Proceeds from shares issued  . . . . . . . . .      $   374,950       $   260,825       $   796,201        $   295,958
     Dividends reinvested   . . . . . . . . . . . .            3,064             1,032             6,061              1,931
     Shares redeemed  . . . . . . . . . . . . . . .         (332,715)         (239,175)         (675,053)          (284,209)
                                                         -----------       -----------       -----------        -----------
     Change in net assets from Class A Share
      transactions .  . . . . . . . . . . . . . . .      $    45,299       $    22,682       $   127,209        $    13,680
                                                         ===========       ===========       ===========        ===========
SERVICE SHARES:
     Proceeds from shares issued  . . . . . . . . .      $                 $                 $       954        $        40
     Dividends reinvested   . . . . . . . . . . . .                                                   13
     Shares redeemed  . . . . . . . . . . . . . . .                                               (1,007)
                                                         -----------       -----------       -----------        -----------
     Change in net assets from
      Service Share transactions  . . . . . . . . .      $                 $                 $       (40)       $        40
                                                         ===========       ===========       ===========        ===========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
     Issued   . . . . . . . . . . . . . . . . . . .        2,783,997         2,116,053         3,951,914          3,532,386
     Issued in connection with acquisition  . . . .                            300,662
     Reinvested   . . . . . . . . . . . . . . . . .            1,467               810             7,187              4,022
     Redeemed   . . . . . . . . . . . . . . . . . .       (2,576,713)       (1,941,023)       (3,594,562)        (2,914,801)
                                                         -----------       -----------       -----------        -----------
     Change in Fiduciary Shares   . . . . . . . . .          208,751           476,502           364,539            621,607
                                                         ===========       ===========       ===========        ===========
CLASS A SHARES:
     Issued   . . . . . . . . . . . . . . . . . . .          374,950           260,825           796,201           295,958
     Reinvested   . . . . . . . . . . . . . . . . .            3,064             1,032             6,061             1,931
     Redeemed   . . . . . . . . . . . . . . . . . .         (332,715)         (239,175)         (675,053)         (284,209)
                                                         -----------       -----------       -----------        -----------
     Change in Class A Shares   . . . . . . . . . .           45,299            22,682           127,209            13,680
                                                         ===========       ===========       ===========        ===========
SERVICE SHARES:
     Issued   . . . . . . . . . . . . . . . . . . .                                                  954                40
     Reinvested   . . . . . . . . . . . . . . . . .                                                   13
     Redeemed   . . . . . . . . . . . . . . . . . .                                               (1,007)
                                                         -----------       -----------       -----------        -----------
     Change in Service Shares   . . . . . . . . . .                                                  (40)               40
                                                         ===========       ===========       ===========        ===========

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995



                             (Amounts in Thousands)

                                                                      MUNICIPAL MONEY MARKET       OHIO MUNICIPAL MONEY MARKET
                                                                               FUND                           FUND
                                                                   ---------------------------     ---------------------------
                                                                   YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                    JUNE 30,         JUNE 30,        JUNE 30,       JUNE 30,
                                                                      1995             1994            1995           1994
                                                                   -----------      ----------     -----------     -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
     Proceeds from shares issued  . . . . . . . . . . . . .        $ 1,202,916      $ 862,583       $ 182,275      $  94,077
     Dividends reinvested   . . . . . . . . . . . . . . . .                738            477              41             25
     Shares redeemed  . . . . . . . . . . . . . . . . . . .         (1,118,500)      (685,634)       (185,885)       (42,227)
                                                                   -----------      ---------       ---------      ---------
     Change in net assets from
      Fiduciary Share transactions  . . . . . . . . . . . .        $    85,154      $ 177,426       $  (3,569)     $  51,875
                                                                   ===========      =========       =========      =========
CLASS A SHARES:
     Proceeds from shares issued  . . . . . . . . . . . . .        $   299,365      $ 190,484       $ 194,225      $ 116,684
     Dividends reinvested   . . . . . . . . . . . . . . . .              1,326            546           1,185            738
     Shares redeemed  . . . . . . . . . . . . . . . . . . .           (285,755)      (168,358)       (196,976)      (105,181)
                                                                   -----------      ---------       ---------      ---------
     Change in net assets from
      Class A Share transactions  . . . . . . . . . . . . .        $    14,936      $  22,672       $  (1,566)     $  12,241
                                                                   ===========      =========       =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
     Issued   . . . . . . . . . . . . . . . . . . . . . . .          1,202,916        862,583         182,275         94,077
     Reinvested   . . . . . . . . . . . . . . . . . . . . .                738            477              41             25
     Redeemed   . . . . . . . . . . . . . . . . . . . . . .         (1,118,500)      (685,634)       (185,885)       (42,227)
                                                                   -----------      ---------       ---------      ---------
     Change in Fiduciary Shares   . . . . . . . . . . . . .             85,154        177,426          (3,569)        51,875
                                                                   ===========      =========       =========      =========
CLASS A SHARES:
     Issued   . . . . . . . . . . . . . . . . . . . . . . .            299,365        190,484         194,225        116,684
     Reinvested   . . . . . . . . . . . . . . . . . . . . .              1,326            546           1,185            738
     Redeemed   . . . . . . . . . . . . . . . . . . . . . .           (285,755)      (168,358)       (196,976)      (105,181)
                                                                   -----------      ---------       ---------      ---------
     Change in Class A Shares   . . . . . . . . . . . . . .             14,936         22,672          (1,566)        12,241
                                                                   ===========      =========       =========      =========


4.  INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Advisor"), are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

    The Trust and 440 Financial Group of Worcester ("440 Financial") are parties to an administrative agreement under which 440 Financial (the "Administrator") provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on the first $1.5 billion of the combined average net assets of the Funds and other funds offered by the Trust; 0.18% on the next $0.5 billion of the combined average net assets, and 0.16% on the combined average net assets over $2 billion. Effective April 1, 1995, The Shareholder Services Group, Inc.,


Continued

                                                                              25


                                    B-127
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THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995

    d/b/a 440 Financial became the Administrator to the Trust. Also effective April 1, 1995, the Advisor became the Sub-Administrator pursuant to an agreement between the Administrator and the Advisor. The Advisor assumed many of the administrative duties, for which it receives a fee paid by the Administrator.

    The Trust has adopted a distribution and shareholder services plan (the "Plan") on behalf of the Class A, Class B and Service Class Shares pursuant to Rule 12b-1 under the 1940 Act. 440 Financial Distributors, Inc. (the "Distributor") acts as the distributor of the Trust's shares. The Distributor receives a fee for its services of 0.35%, 1.00%, and 0.75% of the average daily net assets of the Class A, Class B, and Service Class Shares, respectively. Effective May 1, 1995, the Distributor voluntarily agreed to limit its fees to an annual rate of 0.55% of the average daily net assets of the Service Class Shares for distribution and shareholder assistance for the U.S. Treasury Securities and Prime Money Market Funds. These fees are used by the Distributor to pay banks, including affiliates of the the Advisor, other institutions and broker/dealers, and for expenses the Distributor incurs for providing distribution or shareholder assistance. The Distributor has voluntarily agreed to limit its fees for the Class A Shares to an annual rate of 0.25% of the average daily net assets.

    Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

    The Advisor, Administrator, and Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the year ended June 30, 1995, fees in the following amounts were waived or reimbursed to the Funds:

                                                        U.S. TREASURY SECURITIES          PRIME MONEY
                                                            MONEY MARKET FUND             MARKET FUND
                                                        ------------------------     --------------------
INVESTMENT ADVISOR FEES:
Waivers/reimbursements  . . . . . . . . . . . .                $1,956,505                 $2,887,240
ADMINISTRATION FEES:
Waivers/reimbursements  . . . . . . . . . . . .                $  122,233                 $  111,313
12b-1 FEES (CLASS A):
Waivers/reimbursements  . . . . . . . . . . . .                $   66,222                 $  123,447

                                                             MUNICIPAL MONEY         OHIO MUNICIPAL MONEY
                                                               MARKET FUND                MARKET FUND
                                                        ------------------------     --------------------
INVESTMENT ADVISOR FEES:
Waivers/reimbursements  . . . . . . . . . . . .                $  834,690                 $  112,517
ADMINISTRATION FEES:
Waivers/reimbursements  . . . . . . . . . . . .                $   92,641                 $   61,415
12b-1 FEES (CLASS A):
Waivers/reimbursements  . . . . . . . . . . . .                $   45,681                 $   56,095

5.  CONCENTRATION OF CREDIT RISK:

    The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Continued

26


                                    B-128
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THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


6.  FEDERAL TAX INFORMATION:

    As of June 30, 1995, the Funds had the following capital loss carryforwards which are available to offset future gains, if any:

                                               U.S. TREASURY                        OHIO MUNICIPAL
                                             SECURITIES MONEY      PRIME MONEY       MONEY MARKET
                                                MARKET FUND        MARKET FUND           FUND
                                             ----------------      -----------      --------------
    Expiring in 2001  . . . . . . . . . .                            $ 8,551
    Expiring in 2002  . . . . . . . . . .                             26,451
    Expiring in 2003  . . . . . . . . . .         $24,983                552             $315
                                                  -------            -------             ----
                                                  $24,983            $35,554             $315
                                                  =======            =======             ====

    The Municipal Money Market Fund had no capital loss carryforwards at June 30, 1995.

    Of the dividends paid from net investment income by the Municipal Money Market Fund and the Ohio Municipal Money Market Fund for the fiscal year ended June 30, 1995, 100.0% constituted exempt interest dividends for regular federal income tax purposes.

Continued

                                                                              27

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               JUNE 30, 1995

                                                                    U.S. TREASURY SECURIITES MONEY MARKET FUND
                                                       ---------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                       ---------------------------------------------------------------------
                                                                1995                    1994                    1993
                                                       ---------------------    --------------------    --------------------
                                                       FIDUCIARY     CLASS A    FIDUCIARY    CLASS A    FIDUCIARY    CLASS A
                                                       ---------     -------    ---------    -------    ---------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $    1.000    $ 1.000    $  1.000     $ 1.000    $  1.000     $ 1.000
                                                       ----------    -------    --------     -------    --------     -------
Investment Activities
  Net investment income . . . . . . . . . . . . . .         0.050      0.047       0.030       0.027       0.029       0.026
                                                       ----------    -------    --------     -------    --------     -------
Less: Distributions
  Net investment income . . . . . . . . . . . . . .        (0.050)    (0.047)     (0.030)     (0.027)     (0.029)     (0.026)
                                                       ----------    -------    --------     -------    --------     -------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . .    $    1.000    $ 1.000    $  1.000     $ 1.000    $  1.000     $ 1.000
                                                       ==========    =======    ========     =======    ========     =======
Total Return  . . . . . . . . . . . . . . . . . . .          5.07%      4.81%       3.01%       2.76%       2.89%       2.63%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) . . . . . . . .    $1,178,091    $98,723    $969,326     $53,423    $492,862     $30,759
  Ratio of expenses to average net assets . . . . .          0.41%      0.66%       0.40%       0.63%       0.45%       0.65%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . . . . . .          4.96%      4.71%       3.02%       2.81%       2.85%       2.52%
  Ratio of expenses to average net assets*  . . . .          0.59%      0.94%       0.58%       0.87%       0.67%       1.02%
  Ratio of net investment income to average
    net assets* . . . . . . . . . . . . . . . . . .          4.78%      4.43%       2.84%       2.57%       2.63%       2.15%

                                                              U.S. TREASURY SECURIITES
                                                                 MONEY MARKET FUND
                                                       --------------------------------------
                                                                 YEAR ENDED JUNE 30,
                                                       --------------------------------------
                                                                1992                   1991
                                                       -------------------------     ---------
                                                       FIDUCIARY     CLASS A (a)     FIDUCIARY
                                                       ---------     -----------     ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $  1.000        $ 1.000       $  1.000
                                                       --------        -------       --------
Investment Activities
  Net investment income . . . . . . . . . . . . . .       0.043          0.012          0.062
                                                       --------        -------       --------
Less: Distributions
  Net investment income . . . . . . . . . . . . . .      (0.043)        (0.012)        (0.062)
                                                       --------        -------       --------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . .    $  1.000        $ 1.000       $  1.000
                                                       ========        =======       ========
Total Return  . . . . . . . . . . . . . . . . . . .        4.40%          3.38%(b)       6.63%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) . . . . . . . .    $410,146        $     6       $339,987
  Ratio of expenses to average net assets . . . . .        0.55%          0.59%(b)       0.60%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . . . . . .        4.25%          2.51%(b)       6.20%
  Ratio of expenses to average net assets*  . . . .        0.77%          0.71%(b)       0.80%
  Ratio of net investment income to average
    net assets* . . . . . . . . . . . . . . . . . .        4.04%          2.39%(b)       6.00%

--------------

  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Class A Shares commenced offering on February 18, 1992.
 (b) Annualized.


See notes to financial statements.

28

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               JUNE 30, 1995

                                                                     PRIME MONEY MARKET FUND
                             ----------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                             ----------------------------------------------------------------------------------------------
                                             1995                                1994                           1993
                             -----------------------------------   ---------------------------------    -------------------
                              FIDUCIARY    CLASS A   SERVICE (a)    FIDUCIARY   CLASS A   RETIREMENT    FIDUCIARY   CLASS A
                             ----------   --------   -----------   ----------   -------   ----------    ---------   -------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . .  $    1.000   $  1.000    $ 1.000      $    1.000   $ 1.000    $ 1.000      $  1.000    $ 1.000
                             ----------   --------    -------      ----------   -------    -------      --------    -------
Investment Activities
  Net investment income . .       0.052      0.050      0.041           0.031     0.027      0.008         0.030      0.030
                             ----------   --------    -------      ----------   -------    -------      --------    -------
Less: Distributions
  Net investment income . .      (0.052)    (0.050)    (0.041)         (0.031)   (0.027)    (0.008)       (0.030)    (0.030)
                             ----------   --------    -------      ----------   -------    -------      --------    -------
NET ASSET VALUE,
END OF PERIOD . . . . . . .  $    1.000   $  1.000    $ 1.000      $    1.000   $ 1.000    $ 1.000      $  1.000    $ 1.000
                             ==========   ========    =======      ==========   =======    =======      ========    =======
Total Return  . . . . . . .        5.34%      5.08%     (a)              3.19%     2.93%      0.79%(d)      3.09%      2.83%

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000). . . . . .  $1,965,416   $201,968                 $1,600,876   $74,759    $    40      $979,275    $61,106
  Ratio of expenses to
    average net assets  . .        0.41%      0.67%      1.42%(c)        0.40%     0.65%      1.18%(c)      0.44%      0.65%
  Ratio of net investment
    income to average net
    assets  . . . . . . . .        5.27%      5.02%      4.52%(c)        3.18%     2.92%      3.03%(c)      3.05%      2.67%
  Ratio of expenses to
    average net assets *. .        0.57%      0.92%      1.60%(c)        0.59%     0.90%      1.36%(c)      0.62%      0.99%
  Ratio of net investment
    income to average net
    assets *  . . . . . . .        5.12%      4.77%      5.23%(c)        2.99%     2.67%      2.85%(c)      2.87%      2.33%


                                          PRIME MONEY MARKET FUND
                                 -----------------------------------------
                                            YEAR ENDED JUNE 30,
                                 -----------------------------------------
                                           1992                    1991
                                 -------------------------       ---------
                                 FIDUCIARY     CLASS A (b)       FIDUCIARY
                                 ---------     -----------       ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . .      $  1.000        $1.000          $  1.000
                                 --------        ------          --------
Investment Activities
  Net investment income . .         0.045         0.013             0.069
                                 --------        ------          --------
Less: Distributions
  Net investment income . .        (0.045)       (0.013)           (0.069)
                                 --------        ------          --------
NET ASSET VALUE,
END OF PERIOD . . . . . . .      $  1.000        $1.000          $  1.000
                                 ========        ======          ========
Total Return  . . . . . . .          4.64%         3.51%(c)          7.12%

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000). . . . . .      $946,504        $  511          $760,726
  Ratio of expenses to
    average net assets  . .          0.59%         0.79%(c)          0.68%
  Ratio of net investment
    income to average net
    assets  . . . . . . . .          4.49%         3.40%(c)          6.86%
  Ratio of expenses to
    average net assets *. .          0.76%         0.94%(c)          0.83%
  Ratio of net investment
    income to average net
    assets *  . . . . . . .          4.32%         3.25%(c)          6.71%

---------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares. As of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 4.11%.
(b) Class A Shares commenced offering on February 18, 1992.
(c) Annualized.
(d) Not annualized.


See notes to financial statements.

                                                                              29


                                    B-131
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THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               JUNE 30, 1995


                                                                   MUNICIPAL MONEY MARKET FUND
                               ------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                               ------------------------------------------------------------------------------------------------
                                       1995                 1994                 1993                 1992               1991
                               ------------------   ------------------   ------------------   ----------------------  ---------
                               FIDUCIARY  CLASS A   FIDUCIARY  CLASS A   FIDUCIARY  CLASS A   FIDUCIARY  CLASS A (a)  FIDUCIARY
                               ---------  -------   ---------  -------   ---------  -------   ---------  -----------  ---------
 NET ASSET VALUE,
   BEGINNING OF PERIOD . . .   $  1.000   $ 1.000   $  1.000   $ 1.000   $  1.000   $ 1.000   $  1.000   $ 1.000      $  1.000
                               --------   -------   --------   -------   --------   -------   --------   -------      --------
 Investment Activities
   Net investment income . .      0.032     0.030      0.021     0.021      0.021     0.019      0.034     0.009         0.050
                               --------   -------   --------   -------   --------   -------   --------   -------      --------
 Less: Distributions
   Net investment income . .     (0.032)   (0.030)    (0.021)   (0.021)    (0.021)   (0.019)    (0.034)   (0.009)       (0.050)
                               --------   -------   --------   -------   --------   -------   --------   -------      --------
 NET ASSET VALUE,
   END OF PERIOD . . . . . .   $  1.000   $ 1.000   $  1.000   $ 1.000   $  1.000   $ 1.000   $  1.000   $ 1.000      $  1.000
                               ========   =======   ========   =======   ========   =======   ========   =======      ========
 Total Return                      3.28%     3.02%      2.16%     1.96%      2.15%     1.89%      3.47%     2.48%(b)      5.17%
 RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of
     period (000)  . . . . .   $437,743   $56,518   $352,702   $41,595   $175,277   $18,932   $170,961   $   122      $166,200
   Ratio of expenses to
     average net assets. . .       0.41%     0.66%      0.40%     0.65%      0.46%     0.66%      0.43%     0.84%(b)      0.32%
   Ratio of net investment
     income to average
     net assets  . . . . . .       3.26%     3.01%      2.13%     1.92%      2.12%     1.82%      3.41%     2.44%(b)      5.04%
   Ratio of expenses to
     average net assets *. .       0.59%     0.94%      0.60%     0.91%      0.66%     1.01%      0.80%     0.99%(b)      0.67%
   Ratio of net investment
     income to average net
      assets * . . . . . . .       3.08%     2.73%      1.93%     1.66%      1.92%     1.47%      3.04%     2.29%(b)      4.69%

---------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced offering on February 18, 1992.
(b) Annualized.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               JUNE 30, 1995

                                                         OHIO MUNICIPAL MONEY MARKET FUND
                                     ------------------------------------------------------------------------
                                                                                    JUNE 9,       JANUARY 26,
                                                 YEAR ENDED JUNE 30,                1993 TO        1993 TO
                                     ------------------------------------------     JUNE 30,       JUNE 30,
                                             1995                   1994            1993 (a)       1993 (a)
                                     -------------------    -------------------    ---------      -----------
                                     FIDUCIARY   CLASS A    FIDUCIARY   CLASS A    FIDUCIARY       CLASS A
                                     ---------   -------    ---------   -------    ---------      -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD   . . . . .     $ 1.000    $ 1.000     $ 1.000    $ 1.000     $ 1.000        $ 1.000
                                      -------    -------     -------    -------     -------        -------
Investment Activities
  Net investment income . . . . .       0.032      0.029       0.022      0.021       0.013          0.009
                                      -------    -------     -------    -------     -------        -------
Less: Distributions
  Net investment income . . . . .      (0.032)    (0.029)     (0.022)    (0.021)     (0.013)        (0.009)
                                      -------    -------     -------    -------     -------        -------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . .     $ 1.000    $ 1.000     $ 1.000    $ 1.000     $ 1.000        $ 1.000
                                      =======    =======     =======    =======     =======        =======
Total Return  . . . . . . . . . .        3.20%      2.98%       2.25%      2.09%       2.14%(b)       2.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)  . . . . . . . .     $51,806    $35,790     $55,375    $37,356     $ 3,500        $25,125
  Ratio of expenses to average
    net assets  . . . . . . . . .        0.41%      0.63%       0.34%      0.44%       0.08%(b)       0.26%(b)
  Ratio of net investment income
    to average net assets . . . .        3.13%      2.91%       2.29%      2.05%       2.07%(b)       2.03%(b)
  Ratio of expenses to average
    net assets *  . . . . . . . .        0.60%      0.95%       0.57%      0.94%       0.51%(b)       0.92%(b)
  Ratio of net investment income
    to average net assets * . . .        2.94%      2.59%       2.06%      1.55%       1.64%(b)       1.37%(b)

---------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.


See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1995


To the Shareholders and Board of Trustees of The One Group:

We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund (four series of The One Group), including the schedules of portfolio investments, as of June 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of The One Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund of The One Group as of June 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   Coopers & Lybrand L.L.P.
August 18, 1995

THE ONE GROUP FAMILY OF MUTUAL FUNDS
TREASURY ONLY MONEY MARKET FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

PRINCIPAL                        SECURITY                               AMORTIZED
 AMOUNT                        DESCRIPTION                                 COST
---------                      -----------                              ---------
U.S. TREASURY BILLS (57.8%):
$25,000  6.14%, 8/10/95  . . . . . . . . . . . . . . . . . . . . . . .  $ 24,829
  5,191  5.66%, 8/24/95  . . . . . . . . . . . . . . . . . . . . . . .     5,147
 16,017  5.68%, 8/24/95  . . . . . . . . . . . . . . . . . . . . . . .    15,880
  1,800  5.72%, 8/24/95  . . . . . . . . . . . . . . . . . . . . . . .     1,785
  2,806  5.51%, 9/7/95 . . . . . . . . . . . . . . . . . . . . . . . .     2,777
  3,516  5.59%, 9/7/95 . . . . . . . . . . . . . . . . . . . . . . . .     3,479
 12,443  5.59%, 9/7/95 . . . . . . . . . . . . . . . . . . . . . . . .    12,312
  7,281  5.48%, 9/14/95  . . . . . . . . . . . . . . . . . . . . . . .     7,198
 48,639  5.47%, 9/21/95  . . . . . . . . . . . . . . . . . . . . . . .    48,033
  1,451  5.42%, 9/28/95  . . . . . . . . . . . . . . . . . . . . . . .     1,432
 11,000  5.47%, 9/28/95  . . . . . . . . . . . . . . . . . . . . . . .    10,851
    416  5.49%, 9/28/95  . . . . . . . . . . . . . . . . . . . . . . .       410
 10,000  5.82%, 10/26/95 . . . . . . . . . . . . . . . . . . . . . . .     9,811
    331  5.61%, 11/2/95  . . . . . . . . . . . . . . . . . . . . . . .       325
  1,280  5.68%, 11/16/95 . . . . . . . . . . . . . . . . . . . . . . .     1,252
 20,000  5.68%, 11/16/95 . . . . . . . . . . . . . . . . . . . . . . .    19,565
  1,962  5.38%, 12/21/95 . . . . . . . . . . . . . . . . . . . . . . .     1,911
                                                                        --------
Total U.S. Treasury Bills                                                166,997
                                                                        --------
U.S. TREASURY NOTES (41.5%):
 50,000  8.88%, 7/15/95  . . . . . . . . . . . . . . . . . . . . . . .    50,056
 50,000  4.63%, 8/15/95  . . . . . . . . . . . . . . . . . . . . . . .    49,934
 20,000  4.00%, 1/31/96  . . . . . . . . . . . . . . . . . . . . . . .    19,791
                                                                        --------
Total U.S. Treasury Notes                                                119,781
                                                                        --------
Total Investments (Cost--$286,778)(a)                                   $286,778
                                                                        ========

---------
Percentages indicated are based on net assets of $288,697.

(a)  Cost for federal income tax and financial reporting purposes are the same.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS FUNDS                            JUNE 30, 1995
(Amounts in Thousands)

PRINCIPAL                        SECURITY                               AMORTIZED
 AMOUNT                        DESCRIPTION                                 COST
---------                      -----------                              ---------
U.S. Government Agencies (53.6%):
Federal Farm Credit Bank:
$ 23,000  6.09%, 9/8/95 . . . . . . . . . . . . . . . . . . . . . . .   $ 22,732
  14,000  5.99%, 9/29/95  . . . . . . . . . . . . . . . . . . . . . .     13,790
   5,000  5.97%, 3/4/96 . . . . . . . . . . . . . . . . . . . . . . .      4,795
  10,250  6.38%, 5/1/96 . . . . . . . . . . . . . . . . . . . . . . .     10,250
  10,000  5.80%, 5/3/96 . . . . . . . . . . . . . . . . . . . . . . .      9,505
Federal Home Loan Bank:
  10,000  6.18%, 12/18/95 . . . . . . . . . . . . . . . . . . . . . .      9,708
   5,240  8.10%, 3/25/96  . . . . . . . . . . . . . . . . . . . . . .      5,304
   6,600  6.43%, 7/17/96  . . . . . . . . . . . . . . . . . . . . . .      6,601
Federal Home Loan Mortgage Corp.:
  14,000  5.95%, 3/29/96  . . . . . . . . . . . . . . . . . . . . . .     13,371
  10,000  5.86%, 5/1/96 . . . . . . . . . . . . . . . . . . . . . . .      9,503
Federal National Mortgage Assoc.:
  13,865  6.03%, 8/8/95 . . . . . . . . . . . . . . . . . . . . . . .     13,777
  20,000  6.26%*, 8/14/95 . . . . . . . . . . . . . . . . . . . . . .     19,848
  20,000  6.04%, 8/28/95  . . . . . . . . . . . . . . . . . . . . . .     19,805
  18,400  6.00%, 9/21/95  . . . . . . . . . . . . . . . . . . . . . .     18,149
   4,000  5.55%*, 6/2/99  . . . . . . . . . . . . . . . . . . . . . .      4,000
  20,000  5.58%*, 7/26/99 . . . . . . . . . . . . . . . . . . . . . .     20,000
  10,000  5.58%*, 9/22/99 . . . . . . . . . . . . . . . . . . . . . .     10,000
Student Loan Marketing Assoc:
  30,000  5.68%*, 10/14/97  . . . . . . . . . . . . . . . . . . . . .     29,978
  25,000  5.70%*, 11/24/97  . . . . . . . . . . . . . . . . . . . . .     25,000
  25,000  5.70%*, 9/28/98 . . . . . . . . . . . . . . . . . . . . . .     25,000
  40,000  5.68%*, 11/10/98  . . . . . . . . . . . . . . . . . . . . .     40,000
  10,000  5.72%*, 1/13/99 . . . . . . . . . . . . . . . . . . . . . .      9,999
  10,000  5.72%*, 2/8/99  . . . . . . . . . . . . . . . . . . . . . .     10,000
  25,000  5.71%*, 2/22/99 . . . . . . . . . . . . . . . . . . . . . .     25,000
  10,000  5.73%*, 8/2/99  . . . . . . . . . . . . . . . . . . . . . .      9,994
                                                                        --------
Total U.S. Government Agencies                                           386,109
                                                                        --------
U.S. TREASURY BILLS (1.3%):
$ 10,000  5.92%, 5/2/96 . . . . . . . . . . . . . . . . . . . . . . .      9,497
                                                                        --------
Total U.S. Treasury Bills                                                  9,497
                                                                        --------
Total Investments                                                        395,606
                                                                        --------
REPURCHASE AGREEMENTS (45.1%):
  85,000  Hong Kong Shanghai Banc Corp., 6.19%,
            7/3/95, dated 6/30/95 (Collateralized by
            $84,269 various government securities,
            0.00%-9.55%, 7/5/95-3/22/05, market
            value-$85,865)  . . . . . . . . . . . . . . . . . . . . .     85,000
 140,040  Lehman Brothers Holdings Inc., 6.20%,
            7/3/95, dated 6/30/95 (Collateralized by
            $143,653 various government securities,
            7/3/95-5/3/96, market value-$142,841) . . . . . . . . . .    140,040
 100,000  Prudential Securities, 6.20%,
            7/3/95, dated 6/30/95 (Collateralized by
            $143,998 various government securities,
            0.00%-9.88%, 9/20/95-1/1/29, market
            value-$101,314)   . . . . . . . . . . . . . . . . . . . .    100,000
                                                                        --------
Total Repurchase Agreements                                              325,040
                                                                        --------
Total (Cost--$720,646)(a)                                               $720,646
                                                                        ========

----------
Percentages indicated are based on net assets of $720,699.

(a)  Cost for federal income tax and financial reporting purposes are the same.

* Variable Rate Securities that have interest rates that change weekly based on the 3 month treasury bill bond equivalent yield. The final maturity date is stated, however, the maturity date for valuation purposes is the next reset date. The rate shown on the Schedule of Portfolio Investments is the reset rate in effect on 6/30/95.

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1995


                                                       (Amounts in Thousands
                                                      except per share amounts)

                                                   TREASURY ONLY       GOVERNMENT
                                                    MONEY MARKET      MONEY MARKET
                                                        FUND              FUND
                                                   -------------      ------------
ASSETS:
Investments, at value . . . . . . . . . . . . . .     $286,778          $395,606
Repurchase agreements . . . . . . . . . . . . . .                        325,040
                                                      --------          --------
                                                       286,778           720,646
Cash  . . . . . . . . . . . . . . . . . . . . . .            2
Interest receivable . . . . . . . . . . . . . . .        3,232             2,505
Receivable from advisor . . . . . . . . . . . . .                              3
Prepaid expenses and other assets . . . . . . . .            1                 3
Deferred organization costs . . . . . . . . . . .           11                63
                                                      --------          --------
TOTAL ASSETS  . . . . . . . . . . . . . . . . . .      290,024           723,220

LIABILITIES:
Dividends payable . . . . . . . . . . . . . . . .        1,200             2,218
Accrued expenses and other payables:
 Investment advisory fees  . . . . . . . . . . . .          19                46
 Administration fees . . . . . . . . . . . . . . .          12                29
 Other . . . . . . . . . . . . . . . . . . . . . .          96               228
                                                      --------          --------
TOTAL LIABILITIES . . . . . . . . . . . . . . . .        1,327             2,521
                                                      --------          --------
NET ASSETS:
Capital . . . . . . . . . . . . . . . . . . . . .      288,676           720,773
Accumulated undistributed net realized gains
 (losses) from investment transactions  . . . . .           21               (74)
                                                      --------          --------
NET ASSETS  . . . . . . . . . . . . . . . . . . .     $288,697          $720,699
                                                      ========          ========
Outstanding shares of beneficial interest--
 Institutional Shares . . . . . . . . . . . . . .      288,676           720,773
                                                      ========          ========
Net asset value--offering and redemption
 price per share  . . . . . . . . . . . . . . . .        $1.00             $1.00
                                                      ========          ========
Investments, at amortized cost  . . . . . . . . .     $286,778          $720,646
                                                      ========          ========


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                       FOR THE YEAR ENDED JUNE 30, 1995

                                                          (Amounts in Thousands)

                                                        TREASURY        GOVERNMENT
                                                       ONLY MONEY         MONEY
                                                         MARKET           MARKET
                                                          FUND             FUND
                                                       ----------       ----------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . .      $13,252         $39,811

EXPENSES:
Investment advisory fees  . . . . . . . . . . . . .          198             579
Administration fees . . . . . . . . . . . . . . . .          147             409
Custodian and accounting fees . . . . . . . . . . .           49             142
Legal and audit fees  . . . . . . . . . . . . . . .           43             121
Organization costs  . . . . . . . . . . . . . . . .            5              27
Trustees' fees and expenses . . . . . . . . . . . .            9              13
Transfer agent fees . . . . . . . . . . . . . . . .           19              19
Registration and filing fees  . . . . . . . . . . .           25             292
Printing costs  . . . . . . . . . . . . . . . . . .           14              29
Other . . . . . . . . . . . . . . . . . . . . . . .           14              41
                                                         -------         -------
Total expenses before waivers/reimbursements  . . .          523           1,672
Less waivers/reimbursements . . . . . . . . . . . .          (17)           (125)
                                                         -------         -------
NET EXPENSES  . . . . . . . . . . . . . . . . . . .          506           1,547
                                                         -------         -------
Net Investment Income . . . . . . . . . . . . . . .       12,746          38,264
                                                         -------         -------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from investment
 transactions   . . . . . . . . . . . . . . . . . .           29             (66)
                                                         -------         -------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . . . . . .      $12,775         $38,198
                                                         =======         =======

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS             FOR THE YEAR ENDED JUNE 30, 1995

                                                                            (Amounts in Thousands)

                                                            TREASURY ONLY MONEY             GOVERNMENT MONEY MARKET
                                                                MARKET FUND                           FUND
                                                       ----------------------------      ----------------------------
                                                        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
                                                          1995              1994             1995             1994
                                                       -----------      -----------      -----------      -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income . . . . . . . . . . . .     $    12,746      $     5,499      $    38,264      $    17,918
     Net realized gains (losses) from investment
       transactions  . . . . . . . . . . . . . . .              29               (6)             (66)              (8)
                                                       -----------      -----------      -----------      -----------
Change in net assets resulting from operations . .          12,775            5,493           38,198           17,910
                                                       -----------      -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income . . . . . . . . . . . .         (12,746)          (5,499)         (38,264)         (17,918)
                                                       -----------      -----------      -----------      -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued . . . . . . . . .         894,833          939,006        2,818,461        1,934,259
     Dividends reinvested  . . . . . . . . . . . .           1,574            1,095           12,982            5,040
     Cost of shares redeemed . . . . . . . . . . .        (825,464)        (782,700)      (2,802,931)      (1,492,029)
                                                       -----------      -----------      -----------      -----------
Change in net assets from share transactions . . .          70,943          157,401           28,512          447,270
                                                       -----------      -----------      -----------      -----------
Change in Net Assets . . . . . . . . . . . . . . .          70,972          157,395           28,446          447,262
NET ASSETS:
     Beginning of period . . . . . . . . . . . . .         217,725           60,330          692,253          244,991
                                                       -----------      -----------      -----------      -----------
     End of period . . . . . . . . . . . . . . . .     $   288,697      $   217,725      $   720,699      $   692,253
                                                       ===========      ===========      ===========      ===========

SHARE TRANSACTIONS:
     Issued  . . . . . . . . . . . . . . . . . . .         894,833          939,006        2,818,461        1,934,259
     Reinvested  . . . . . . . . . . . . . . . . .           1,574            1,095           12,982            5,040
     Redeemed  . . . . . . . . . . . . . . . . . .        (825,464)        (782,700)      (2,802,931)      (1,492,029)
                                                       -----------      -----------      -----------      -----------
Change in shares . . . . . . . . . . . . . . . . .          70,943          157,401           28,512          447,270
                                                       ===========      ===========      ===========      ===========


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1995


1.   ORGANIZATION:

     The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust is registered to offer five classes of shares: Fiduciary, Class A, Class B, Institutional, and Service. The Trust currently offers twenty-four funds. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually, a "Fund" collectively, the "Funds") only.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in preparation of its financial statements.

        SECURITY VALUATION:

        Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

        REPURCHASE AGREEMENTS:

        The Funds may invest in repurchase agreements with institutions that the Fund's investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

        SECURITY TRANSACTIONS AND RELATED INCOME:

        Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

        EXPENSES:

        Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds.

        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

        Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

        Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

Continued

12

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


        ORGANIZATION COSTS:

        Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated among the Funds of the Trust pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

        FEDERAL INCOME TAXES:

        Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   SHARES OF BENEFICIAL INTEREST:

     The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty series and five classes:
     Fiduciary, Class A, Class B, Institutional and Service. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4.   INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS:

     The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, at an annual rate of 0.08% of the average daily net assets of each Fund.

     The Trust and 440 Financial Group of Worcester ("440 Financial") are parties to an administrative agreement under which 440 Financial (the "Administrator") provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets. Effective April 1, 1995, The Shareholder Services Group, Inc, d/b/a 440 Financial became the Administrator to the Trust. Also effective April 1, 1995, the Advisor became the Sub-Administrator pursuant to an agreement between the Administrator and the Advisor. The Advisor assumed many of the administrative duties, for which it receives a fee paid by the Administrator.

     Certain officers of the Trust are also officers of the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

                                                                              13

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995

     The Advisor and Administrator have voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the year ended June 30, 1995, fees in the following amounts were waived or reimbursed to the Funds:

                                                                       GOVERNMENT
                                                 TREASURY ONLY           MONEY
                                                     MONEY               MARKET
                                                  MARKET FUND             FUND
                                                 -------------         ----------
INVESTMENT ADVISOR FEES:
  Waivers/reimbursements .............              $16,794             $101,302
ADMINISTRATION FEES:
  Waivers/reimbursements .............                                  $ 23,414

5.   FEDERAL TAX INFORMATION:

     As of June 30, 1995, the Government Money Market Fund had the following capital loss carryforwards which are available to offset future capital gains, if any:


     Expiring in 2002  . . . . . . . . . . . . . . .      $ 7,782
     Expiring in 2003  . . . . . . . . . . . . . . .      $26,184
                                                          -------
                                                          $33,966
                                                          =======

     Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ended June 30, 1996. Losses deferred for the Government Money Market Fund amounted to $39,961 at June 30, 1995.


14

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               JUNE 30, 1995


                                                                           TREASURY ONLY MONEY MARKET FUND
                                                                     ---------------------------------------------
                                                                                                          APRIL 16,
                                                                     FOR THE YEAR ENDED JUNE 30,           1993 TO
                                                                     ---------------------------           JUNE 30,
                                                                      1995                1994             1993(A)
                                                                     --------           --------          ---------
NET ASSET VALUE, BEGINNING OF PERIOD .  . . . . . . . . . .          $  1.000           $  1.000           $ 1.000
                                                                     --------           --------           -------
Investment Activities
  Net investment income . . . . . . . . . . . . . . . . . .             0.051              0.032             0.006
                                                                     --------           --------           -------
Distributions
  Net investment income . . . . . . . . . . . . . . . . . .            (0.051)            (0.032)           (0.006)
                                                                     --------           --------           -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . .          $  1.000           $  1.000           $ 1.000
                                                                     ========           ========           =======
Total Return  . . . . . . . . . . . . . . . . . . . . . . .              5.22%              3.23%             2.96%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) . . . . . . . . . . . .          $288,697           $217,725           $60,330
  Ratio of expenses to average net assets . . . . . . . . .              0.20%              0.15%             0.07%(b)
  Ratio of net investment income to average net assets  . .              5.14%              3.23%             2.95%(b)
  Ratio of expenses to average net assets*  . . . . . . . .              0.21%              0.22%             0.33%(b)
  Ratio of net investment income to average net assets* . .              5.13%              3.16%             2.69%(b)

---------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                               JUNE 30, 1995

                                                                           GOVERNMENT MONEY MARKET FUND
                                                                  ----------------------------------------------
                                                                                                        JUNE 14,
                                                                  FOR THE YEAR ENDED JUNE 30,           1993 TO
                                                                  ---------------------------           JUNE 30,
                                                                    1995               1994             1993(a)
                                                                  --------           --------           --------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . .       $  1.000           $  1.000           $  1.000
                                                                  --------           --------           --------
Investment Activities
  Net investment income . . . . . . . . . . . . . . . . . .          0.053              0.033              0.001
                                                                  --------           --------           --------
Distributions
  Net investment income . . . . . . . . . . . . . . . . . .         (0.053)            (0.033)            (0.001)
                                                                  --------           --------           --------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . .       $  1.000           $  1.000           $  1.000
                                                                  ========           ========           ========
Total Return  . . . . . . . . . . . . . . . . . . . . . . .           5.41%              3.40%              3.28%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) . . . . . . . . . . . .       $720,699           $692,253           $244,991
  Ratio of expenses to average net assets . . . . . . . . .           0.21%              0.11%              0.07%(b)
  Ratio of net investment income to average net assets  . .           5.28%              3.41%              3.13%(b)
  Ratio of expenses to average net assets*  . . . . . . . .           0.22%              0.20%              0.33%(b)
  Ratio of net investment income to average net assets* . .           5.27%              3.32%              2.87%(b)

----------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b)  Annualized.

See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1995


To the Shareholders and Board of Trustees of The One Group:

We have audited the accompanying statements of assets and liabilities of the Treasury Only Money Market Fund and the Government Money Market Fund (two series of The One Group), including the schedules of portfolio investments, as of June 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of The One Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Only Money Market Fund and the Government Money Market Fund of The One Group as of June 30, 1995, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

Boston, Massachusetts                                   Coopers & Lybrand L.L.P.
August 18, 1995


                                                                              17

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                           SECURITY                              MARKET
  AMOUNT                          DESCRIPTION                              VALUE
---------     ----------------------------------------------------        ------
COMMON STOCKS (39.3%):
Air Transport (0.4%):
      970     AMR Corp. (b) ......................................         $  72
    1,710     Federal Express Corp. (b) ..........................           104
                                                                           -----
                                                                             176
                                                                           -----
Aircraft (1.0%):
    3,000     Boeing Co. .........................................           188
    2,000     United Technologies Corp. ..........................           156
    1,980     Lockheed Martin Corp. ..............................           125
                                                                           -----
                                                                             469
                                                                           -----
Aluminum (0.4%):
    2,000     Alumax, Inc. (b) ...................................            62
    1,400     Aluminum Co. of America ............................            70
                                                                           -----
                                                                             132
                                                                           -----
Apparel (0.6%):
    1,960     Nike, Inc., Class B ................................           165
    2,110     V F Corp. ..........................................           113
                                                                           -----
                                                                             278
                                                                           -----
Banks (1.8%):
    4,320     BankAmerica Corp. ..................................           227
    1,500     Barnett Banks, Inc. ................................            77
    1,500     Citicorp ...........................................            87
    2,000     Comerica, Inc. .....................................            64
    1,790     Nationsbank Corp. ..................................            96
    3,910     NBD Bancorp, Inc. ..................................           125
    1,000     U.S. Bancorp .......................................            24
      650     Wells Fargo & Co. ..................................           117
                                                                           -----
                                                                             817
                                                                           -----
Beverages (1.2%):
    1,300     Anheuser Busch Cos., Inc. ..........................            74
    4,230     Coca Cola Co. ......................................           270
    4,190     PepsiCo., Inc. .....................................           191
                                                                           -----
                                                                             535
                                                                           -----
Broadcasting (0.2%):
      930     Capital Cities ABC, Inc. ...........................            98
                                                                           -----
Business Equipment & Services (0.8%):
    3,510     Browning Ferris Industries, Inc. ...................           127
    2,500     Olsten Corp. .......................................            82
    3,700     Service Corp., International .......................           117
    1,700     WMX Technologies, Inc. .............................            48
                                                                           -----
                                                                             374
                                                                           -----
Capital Equipment (0.5%):
    1,000     General Signal Corp. ...............................            40
    5,000     Giddings & Lewis, Inc. .............................            89
    2,820     Harnischfeger Industries, Inc. .....................            98
                                                                           -----
                                                                             227
                                                                           -----
Chemicals--Inorganic & Petroleum (1.0%):
    2,410     Dow Chemical Co. ...................................           173
    3,170     DuPont (EI) de Nemours & Co. .......................           218
    1,830     Schulman A., Inc. ..................................            53
                                                                           -----
                                                                             444
                                                                           -----
Chemicals--Specialty (0.1%):
    4,000     Crompton & Knowles Corp. ...........................            57
                                                                           -----
Computer--Main/Mini (1.8%):
    2,600     Hewlett Packard Co. ................................           194
    3,850     International Business Machines Corp. ..............           370
    4,300     Silicon Graphics, Inc. .............................           171
      800     Xerox Corp. ........................................            94
                                                                           -----
                                                                             829
                                                                           -----
Computer--Micro (0.6%):
    3,490     Apple Computer, Inc. ...............................           162
    2,000     Compaq Computer Corp. ..............................            91
                                                                           -----
                                                                             253
                                                                           -----
Computers--Peripheral (0.8%):
    1,500     Autodesk, Inc. .....................................            65
    2,850     Microsoft Corp. (b) ................................           258
      890     3 Com Corp. (b) ....................................            60
                                                                           -----
                                                                             383
                                                                           -----
Construction Materials (0.2%):
    2,200     PPG Industries, Inc. ...............................            95
                                                                           -----
Containers (0.2%):
    3,000     Ball Corp. .........................................           105
                                                                           -----
Cosmetic/Toiletry (0.1%):
    3,000     Maybelline, Inc. ...................................            62
                                                                           -----
Defense (0.2%):
      940     Raytheon Co. .......................................            73
                                                                           -----
Electrical Equipment (1.9%):
    8,480     General Electric Co. ...............................           478
    1,400     Grainger W.W., Inc. ................................            82
    1,000     Johnson Controls, Inc. .............................            57
    2,200     Tyco Labs, Inc. ....................................           119
    4,000     Westinghouse Electric Corp. ........................            58
      700     Dover Corp. ........................................            51
                                                                           -----
                                                                             845
                                                                           -----
Electronic Components (1.8%):
    2,440     AMP, Inc. ..........................................           103
    6,300     Intel Corp. ........................................           399
    3,980     Motorola, Inc. .....................................           267
      450     Texas Instruments, Inc. ............................            60
                                                                           -----
                                                                             829
                                                                           -----

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                           SECURITY                              MARKET
  AMOUNT                          DESCRIPTION                              VALUE
---------     ----------------------------------------------------        ------
COMMON STOCKS, CONTINUED:
Farm Machinery (0.1%):
      600     Deere & Co. ........................................        $   51
                                                                          ------
Food & Related (0.5%):
    3,730     Archer Daniels Midland Co. .........................            69
    1,000     CPC International, Inc. ............................            62
    3,170     Sara Lee Corp. .....................................            90
                                                                          ------
                                                                             221
                                                                          ------
Forest/Paper Products (1.3%):
    1,100     Consolidated Papers, Inc. ..........................            63
    1,970     International Paper Co. ............................           169
    1,500     Kimberly Clark Corp. ...............................            90
    1,800     Mead Corp. .........................................           107
    2,650     Willamette Industries, Inc. ........................           147
                                                                          ------
                                                                             576
                                                                          ------
Furniture/Furnishings (0.2%):
    4,430     Newell Co. .........................................           109
                                                                          ------
Healthcare--Drugs (1.9%):
    2,700     Abbott Laboratories ................................           109
    4,060     Baxter International, Inc. .........................           148
    1,220     Forest Laboratories, Class A (b) ...................            54
    5,650     Merck & Co., Inc. ..................................           277
    1,900     Pfizer, Inc. .......................................           176
    2,000     Schering Plough ....................................            88
                                                                          ------
                                                                             852
                                                                          ------
Healthcare--General (1.6%):
    1,500     American Home Products Corp. .......................           116
    5,100     Biomet, Inc. (b) ...................................            79
    3,180     Bristol-Myers Squibb Co. ...........................           217
    4,060     Johnson & Johnson ..................................           275
                                                                          ------
                                                                             687
                                                                          ------
Hospital Supply & Management (0.8%):
    4,100     Columbia/HCA Healthcare Corp. ......................           177
    3,250     Health Management Assoc., Inc., Class A (b) ........            95
      560     Medtronic, Inc. ....................................            43
      900     PacifiCare Health Systems-A (b) ....................            46
                                                                          ------
                                                                             361
                                                                          ------
Household--General Products (0.7%):
    2,360     American Greetings Corp., Class A ..................            69
    3,300     Procter & Gamble Co. ...............................           237
                                                                          ------
                                                                             306
                                                                          ------
Insurance--Life (0.1%):
    1,480     Providan Corp. .....................................            54
                                                                          ------
Insurance--Property/Casual (0.9%):
    1,680     American International Group, Inc. .................           192
    1,400     Cincinnati Financial ...............................            78
      700     MBIA, Inc. .........................................            46
    2,330     St. Paul Cos., Inc. ................................           115
                                                                          ------
                                                                             431
                                                                          ------
Leisure Time Industries (0.5%):
    3,130     Walt Disney Co. ....................................           174
    1,000     Hasbro, Inc. .......................................            32
                                                                          ------
                                                                             206
                                                                          ------
Mining (0.2%):
    3,590     Cyprus Amax Minerals ...............................           102
                                                                          ------
Motor Vehicle Parts (0.1%):
    1,480     Dana Corp. .........................................            42
                                                                          ------
Motor Vehicles (0.6%):
    4,000     Ford Motor Co. .....................................           119
    2,880     General Motors Corp. ...............................           135
                                                                          ------
                                                                             254
                                                                          ------
Multiple Industry (1.0%):
      900     ALCO Standard Corp. ................................            72
    2,420     Allied Signal, Inc. ................................           108
    3,790     Corning, Inc. ......................................           124
    1,340     ITT Corp. ..........................................           157
                                                                          ------
                                                                             461
                                                                          ------
Petroleum--Domestic (0.8%):
    1,400     Amoco Corp. ........................................            93
    1,610     Atlantic Richfield Co. .............................           177
    2,400     Tenneco, Inc. ......................................           110
                                                                          ------
                                                                             380
                                                                          ------
Petroleum--International (2.8%):
    1,540     Chevron Corp. ......................................            72
    6,790     Exxon Corp. ........................................           479
    2,400     Mobil Corp. ........................................           230
    3,400     Royal Dutch Petroleum ..............................           414
    1,310     Texaco, Inc. .......................................            86
                                                                          ------
                                                                           1,281
                                                                          ------
Petroleum--Services (0.3%):
    3,190     Halliburton Co. ....................................           114
                                                                          ------
Publishing (0.3%):
    1,920     Tribune Co. ........................................           118
                                                                          ------
Railroad (0.1%):
    1,000     Norfolk Southern Corp. .............................            67
                                                                          ------
Restaurants (0.9%):
    4,260     Bob Evans Farms, Inc. ..............................            87
    2,000     Lone Star Restaurants ..............................            61
    4,100     McDonald's Corp. ...................................           160


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                          DESCRIPTION                             VALUE
---------     ----------------------------------------------------       -------
COMMON STOCKS, CONTINUED:
     5,000     Wendy's International, Inc. ........................      $    89
                                                                         -------
                                                                             397
                                                                         -------
Retail--Food Stores (0.1%):
     2,000     American Stores Co. ................................           56
                                                                         -------
Retail--General Merchandise (1.0%):
     3,500     Sears Roebuck & Co. ................................          210
     9,340     Wal-Mart Stores, Inc. ..............................          250
                                                                         -------
                                                                             460
                                                                         -------
Retail--Specialty (0.6%):
     3,550     Circuit City Stores, Inc. ..........................          112
     1,900     Home Depot, Inc. ...................................           77
     3,190     Smith Food & Drug ..................................           63
                                                                         -------
                                                                             252
                                                                         -------
Securities & Commercial Brokers (0.6%):
     2,570     American Express Co. ...............................           90
       900     Federal Home Loan Mortgage Corp. ...................           62
     1,320     Federal National Mortgage Assoc ....................          125
                                                                         -------
                                                                             277
                                                                         -------
Tires/Rubber Products (0.2%):
     2,000     Goodyear Tire & Rubber Co. .........................           83
                                                                         -------
Tobacco (1.5%):
     6,430     Philip Morris Cos., Inc. ...........................          478
     3,450     RJR Nabisco Holdings Corp. .........................           96
     4,200     UST, Inc. ..........................................          125
                                                                         -------
                                                                             699
                                                                         -------
Utilites--Electric (1.1%):
     4,760     Central & South West Corp. .........................          125
     4,200     Consolidated Edison Co., Inc. ......................          124
       900     Duke Power Co. .....................................           37
     2,300     Northern States Power Co. ..........................          106
     3,600     Texas Utilities Co. ................................          124
                                                                         -------
                                                                             516
                                                                         -------
Utilities--Gas/Pipeline (0.3%):
     4,510     Enron Corp. ........................................          158
                                                                         -------
Utilities--Telephone (2.6%):
     6,790     AT&T ...............................................          361
     2,760     Ameritech Corp. ....................................          121
     2,300     Bell Atlantic Corp. ................................          129
     1,800     Bellsouth Corp. ....................................          114
     4,310     GTE Corp. ..........................................          147
     1,320     Nynex Corp. ........................................           53
     2,890     SBC Communications, Inc. ...........................          138
     4,120     Sprint Corp. .......................................          139
                                                                         -------
                                                                           1,202
                                                                         -------
  Total Common Stocks ............................................        17,854
                                                                         -------
CORPORATE BONDS (12.7%):
   500,000     AT&T Corp., 6.00%, 8/1/00 ..........................          486
   500,000     AT&T Corp., 6.75%, 4/1/04 ..........................          513
   500,000     Campbell Soup, 5.63%, 9/15/03 ......................          471
   500,000     Ford Motor Credit Corp., 8.38%, 1/15/00 ............          534
   520,204     Honda Auto 94-A-A, 4.80%, 8/15/99 ..................          514
   500,000     J C Penney & Co., 5.38%, 11/15/98 ..................          482
   500,000     John Deere Capital Corp., 4.63%, 9/2/96 ............          492
   250,000     Lehman Brothers Holdings, 6.38%, 6/1/98 ............          246
   500,000     Lehman Brothers, Inc., 9.88%, 10/15/00 .............          561
   435,070     The Money Store, 6.80%, 1/15/13 ....................          435
   500,000     Union Pacific, 7.60%, 5/1/05 .......................          527
   500,000     Virginia Electric & Power, 6.63%, 4/1/03 ...........          501
                                                                         -------
  Total Corporate Bonds ..........................................         5,762
                                                                         -------
MUNICIPAL BONDS (1.8%):
Ohio
   800,000     Advanta Mortgage Loan Trust, 7.60%, 7/25/10 ........          809
                                                                         -------
  Total Municipal Bonds ..........................................           809
                                                                         -------
U.S. GOVERNMENT AGENCIES (13.4%):
Federal Home Loan Mortgage Corp.:
   312,395     10.00%, 9/1/03 .....................................         329
   356,758     8.00%, 3/1/08 ......................................         367
   339,672     10.50%, 10/1/20 ....................................         369
Federal National Mortgage Assoc.:
 1,000,000     4.40%, 9/8/95 ......................................         968
 1,000,000     5.53%, 2/10/99 .....................................         977
   534,542     8.00%, 6/1/24 ......................................         545
   969,189     8.00%, 6/1/24 ......................................         988
Government National Mortgage Assoc.:
 1,493,871     8.00%, 11/15/24 ....................................       1,531
                                                                        -------
  Total U.S. Government Agencies .................................        6,074
                                                                        -------
U.S. TREASURY BILLS (0.5%):
     150,000   7/13/95  ...........................................         150
      40,000   8/24/95  ...........................................          39
      20,000   9/7/95   ...........................................          20
      35,000   9/21/95  ...........................................          35
                                                                        -------
  Total U.S. Treasury Bills ......................................          244
                                                                        -------
U.S. TREASURY BONDS (3.8%):
  1,500,000    8.13%, 8/15/19 .....................................       1,747
                                                                        -------
  Total U.S. Treasury Bonds ......................................        1,747
                                                                        -------
U.S. TREASURY NOTES (11.7%):
    500,000    5.13%, 3/31/98 .....................................         490
  1,500,000    7.00%, 4/15/99 .....................................       1,551


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Asset Allocation Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                           SECURITY                             MARKET
  AMOUNT                          DESCRIPTION                             VALUE
---------     ----------------------------------------------------       -------
U.S. TREASURY NOTES, CONTINUED:
    $1,500,000    6.38%, 1/15/00 .....................................   $ 1,521
     1,750,000    6.25%, 2/15/03 .....................................     1,755
                                                                         -------
   Total U.S. Treasury Notes ......................................        5,317
                                                                         -------
   Total Investments, at value ....................................       37,807
                                                                         -------
REPURCHASE AGREEMENT (15.9%):
     7,207,000    Lehman Brothers, 6.15%, dated 6/30/95,
                due 7/3/95 (Collateralized by
                $7,105,000 U.S. Treasury Notes, 6.75%,
                2/28/97, market value--$7,360) ....................       7,207
                                                                         -------
   Total Repurchase Agreement .....................................       7,207
                                                                         -------
   Total (Cost--$42,377)(a) .......................................     $45,014
                                                                         =======

------------
Percentages indicated are based on net assets of $45,422.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $39. Cost for federal income tax purposes differed from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation ...................................  $ 2,866
           Unrealized depreciation ...................................     (268)
                                                                        -------
           Net unrealized appreciation ...............................  $ 2,598
                                                                        =======

(b)  Represents non-income producing security.

At June 30, 1995, the Portfolio's open futures contracts were as follows:

                                                                            CURRENT
                                                                OPENING      MARKET
   # OF                                                        POSITIONS     VALUE
CONTRACTS                    CONTRACT TYPE                       (000)       (000)
---------     ----------------------------------------------   ---------    ------
    22        S & P 500 September ..........................    $5,905      $6,019


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Income Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS (89.8%):
Aircraft (2.3%):
    70,000    Boeing Co. .........................................      $  4,384
                                                                        --------
Banks (4.1%):
    76,754    BankAmerica Corp.                                            4,039
    53,000    J.P. Morgan & Co., Inc. ............................         3,717
                                                                        --------
                                                                           7,756
                                                                        --------
Beverages (2.2%):
    65,000    Coca Cola Co. ......................................         4,144
                                                                        --------
Building & Construction (0.8%):
    30,000    Corning Delaware ...................................         1,534
                                                                        --------
Business Equipment & Services (5.3%):
    55,000    Browning Ferris Industries, Inc. ...................         1,987
    90,000    Dun & Bradstreet Corp. .............................         4,725
   115,000    National Service Industries, Inc. ..................         3,320
                                                                        --------
                                                                          10,032
                                                                        --------
Chemicals--Petroleum & Inorganic (6.3%):
    65,000    ARCO Chemical Co. ..................................         2,949
    68,000    Dow Chemical Co. ...................................         4,887
    65,000    Grace W. R. & Co. ..................................         3,989
                                                                        --------
                                                                          11,825
                                                                        --------
Chemicals--Specialty (2.4%):
   125,000    Nalco Chemical Co. .................................         4,547
                                                                        --------
Computers--Main/Mini (3.3%):
    25,000    Salomon, Inc. ......................................         2,400
    32,000    Xerox Corp. ........................................         3,752
                                                                        --------
                                                                           6,152
                                                                        --------
Cosmetics/Toiletry (2.1%):
    80,000    International Flavors & Fragrances, Inc. ...........         3,980
                                                                        --------
Food & Related (3.5%):
    90,000    Campbell Soup Co. ..................................         4,410
    65,000    ConAgra, Inc. ......................................         2,267
                                                                        --------
                                                                           6,677
                                                                        --------
Furniture/Furnishings (0.7%):
    50,000    Masco Corp. ........................................         1,350
                                                                        --------
Health Care--Drugs (2.6%):
   136,000    Baxter International, Inc. .........................         4,947
                                                                        --------
Health Care--General (7.9%):
    60,000    American Home Products .............................         4,642
    73,000    Bristol-Myers Squibb Co. ...........................         4,973
    60,000    Warner - Lambert Co. ...............................         5,183
                                                                        --------
                                                                          14,798
                                                                        --------
Household--General Products (1.4%):
   125,000    Jostens ............................................       $ 2,656
                                                                        --------
Household--Major Appliances (1.8%):
   100,000    Briggs & Stratton Corp. ............................         3,450
                                                                        --------
Insurance--Life (2.5%):
    80,000    Transamerica Corp. .................................         4,660
                                                                        --------
Insurance--Property/Casualty (2.8%):
   120,000    Lincoln National Corp. .............................         5,250
                                                                        --------
Multiple Industry (1.4%):
    80,000    Corning, Inc. ......................................         2,620
                                                                        --------
Petroleum--Domestic (4.8%):
    70,000    Amoco Corp. ........................................         4,664
    40,000    Atlantic Richfield Co. .............................         4,390
                                                                        --------
                                                                           9,054
                                                                        --------
Petroleum--International (7.2%):
    70,000    Exxon Corp. ........................................         4,944
    45,000    Mobil Corp. ........................................         4,320
    35,000    Royal Dutch Petroleum ..............................         4,266
                                                                        --------
                                                                          13,530
                                                                        --------
Petroleum Services (1.6%):
    85,000    Halliburton Co. ....................................         3,039
                                                                        --------
Photography Equipment (2.4%):
    75,000    Eastman Kodak Co. ..................................         4,547
                                                                        --------
Publishing (2.6%):
    65,000    McGraw-Hill Cos., Inc. .............................         4,932
                                                                        --------
Retail--General Merchandise (2.9%):
    90,000    Sears Roebuck & Co. ................................         5,389
                                                                        --------
Securities & Commercial Broker (2.3%):
   125,000    American Express Co. ...............................         4,391
                                                                        --------
Tobacco (2.9%):
    73,000    Philip Morris Cos., Inc. ...........................         5,429
                                                                        --------
Utilities--Electric (4.6%):
   133,000    Central & South West Corp. .........................         3,491
    60,000    Duke Power Co. .....................................         2,490
    90,000    WPS Resources ......................................         2,632
                                                                        --------
                                                                           8,613
                                                                        --------
Utilities--Telephone (5.1%):
    90,000    AT&T ...............................................         4,781
   100,000    SBC Communications, Inc. ...........................         4,763
                                                                        --------
                                                                           9,544
                                                                        --------
  Total Common Stocks ............................................       169,230
                                                                        --------


Continued

                                                                              27

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Income Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
PREFERRED STOCK (CONVERTIBLE) (6.7%):
      80,000  ConAgra, Inc., Class E .............................      $  2,830
      70,000  General Motors Corp. ...............................         4,410
      80,000  Sonoco Products ....................................         4,440
      70,000  Westinghouse Electric ..............................         1,024
                                                                        --------
  Total Preferred Stock ..........................................        12,704
                                                                        --------
CORPORATE BONDS (2.5%):
  $2,500,000  Browning Ferris Industries, Inc., 6.25%,
                8/15/12 ..........................................         2,513
   2,500,000  Masco Corp., 5.25%, 2/15/12 ........................         2,187
                                                                        --------
              Total Corporate Bonds ..............................         4,700
                                                                        --------
              Total Investments, at value ........................       186,634
                                                                        --------
REPURCHASE AGREEMENTS (0.8%):
   1,416,000   Lehman Brothers, 6.15%, dated 6/30/95,
                due 9/3/95 (Collateralized by
                $1,400,000 U.S. Treasury Notes,
                6.75%, 2/28/97, market value--$1,450) ............         1,416
                                                                        --------
  Total Repurchase Agreements ....................................         1,416
                                                                        --------
  Total (Cost--$147,891)(a) ......................................      $188,050
                                                                        ========

---------------
Percentages indicated are based on net assets of $188,180.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $7. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation .....................     $41,700
           Unrealized depreciation .....................      (1,548)
                                                             -------
           Net unrealized appreciation .................     $40,152
                                                             =======


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS (94.9%):
Aircraft (1.3%):
    19,349    Boeing Co. .........................................       $ 1,212
    11,398    Lockheed Martin Corp. ..............................           719
     6,729    McDonnell Douglas Corp. ............................           517
     2,728    Northrop Grumman Corp. .............................           142
     7,128    United Technologies Corp. ..........................           557
                                                                         -------
                                                                           3,147
                                                                         -------
Air Transport (0.4%):
     4,300    AMR Corp.(b) .......................................           321
     2,928    Delta Air Lines, Inc. ..............................           216
     3,128    Federal Express Corp.(b) ...........................           190
     8,200    Southwest Airlines .................................           196
     2,743    U.S. Air Group(b) ..................................            32
                                                                         -------
                                                                             955
                                                                         -------
Aluminum (0.4%):
    12,742    Alcan Aluminum Ltd. ................................           385
    10,072    Aluminum Co. of America ............................           505
     3,414    Reynolds Metals Co. ................................           177
                                                                         -------
                                                                           1,067
                                                                         -------
Apparel (0.4%):
       971    Brown Group, Inc. ..................................            22
     4,300    Fruit of the Loom(b) ...............................            91
     4,586    Liz Claiborne, Inc. ................................            97
     2,850    Nike, Inc., Class B ................................           239
     4,771    Reebok International, Ltd. .........................           162
     2,357    Russell Corp. ......................................            68
     2,842    Stride Rite Corp. ..................................            30
     3,614    V.F. Corp. .........................................           194
                                                                         -------
                                                                             903
                                                                         -------
Banks (5.6%):
    22,812    Banc One Corp. .....................................           736
     6,071    Bank of Boston Corp. ...............................           228
    10,600    Bank of New York Co., Inc. .........................           428
    21,424    BankAmerica Corp. ..................................         1,127
     4,686    Bankers Trust New York Corp. .......................           291
     5,514    Barnett Banks, Inc. ................................           283
     6,986    Boatmens Bancshares, Inc. ..........................           246
    10,428    Chase Manhattan Corp. ..............................           490
    13,884    Chemical Banking Corp. .............................           656
    22,542    Citicorp ...........................................         1,305
     8,156    Corestates Financial Corp. .........................           284
     4,914    First Chicago Corp. ................................           294
     4,714    First Fidelity Bancorp .............................           278
     4,514    First Interstate Bancorp ...........................           362
     9,757    First Union Corp. ..................................           442
     7,843    Fleet Financial Group, Inc. ........................           291
    10,843    J.P. Morgan & Co., Inc. ............................           760
    13,800    Keycorp ............................................           433
     8,350    MBNA Corp. .........................................           282
     8,092    Mellon Bank Corp. ..................................           337
     8,500    National City Corp. ................................           250
    15,577    Nationsbank Corp. ..................................           835
     9,164    NBD Bancorp, Inc. ..................................           293
    18,356    Norwest Corp. ......................................           528
    13,242    PNC Financial Corp. ................................           349
     7,285    Shawmut National Corp. .............................           232
     6,628    Suntrust Banks, Inc. ...............................           386
     5,621    U.S. Bancorp .......................................           135
     9,800    Wachovia Corp. .....................................           350
     2,778    Wells Fargo & Co. ..................................           501
                                                                         -------
                                                                          13,412
                                                                         -------
Beverages (3.5%):
    14,614    Anheuser Busch Cos., Inc. ..........................           831
     2,392    Brown-Forman Corp., Class B ........................            80
    72,140    Coca Cola Co. ......................................         4,599
     2,243    Coors Adolph Co., Class B ..........................            37
    44,647    PepsiCo., Inc. .....................................         2,037
    21,284    Seagram Co., Ltd. ..................................           737
                                                                         -------
                                                                           8,321
                                                                         -------
Broadcasting (1.2%):
     8,890    Capital Cities ABC, Inc. ...........................           932
     3,450    CBS, Inc. ..........................................           231
    11,150    Comcast Corp. Special ..............................           207
    32,814    Tele Communications, Inc.(b) .......................           769
    16,407    Viacom, Class B(b) .................................           761
                                                                         -------
                                                                           2,900
                                                                         -------
Business Equipment & Services (1.9%):
     5,956    Block, H & R, Inc. .................................           245
    12,085    Browning Ferris Industries, Inc. ...................           437
     2,457    Ceridian Corp.(b) ..................................            91
     4,686    Deluxe Corp. .......................................           155
     9,072    Donnelley, R.R. & Sons, Co. ........................           327
     9,691    Dun & Bradstreet. Corp. ............................           509
    11,100    First Data Corp. ...................................           631
     1,828    Harland, John H. Co. ...............................            42
     4,300    Interpublic Group of Cos., Inc. ....................           161
    13,400    Laidlaw, Inc., Class B .............................           129
     5,671    Moore Corp., Ltd. ..................................           125
     2,728    National Service Industries, Inc. ..................            79
     2,443    Ogden Corp. ........................................            53
     9,072    Pitney-Bowes, Inc. .................................           348
     4,400    Ryder Systems, Inc. ................................           105
     3,271    Safety Kleen Corp. .................................            53
     5,464    Service Corp. International ........................           173
    27,428    WMX Technologies, Inc. .............................           778
                                                                         -------
                                                                           4,441
                                                                         -------

Continued
                                                                             29

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS, CONTINUED:
Capital Equipment (1.1%):
    11,614    Caterpillar, Inc. ..................................        $  746
     1,957    Cincinnati Milacron, Inc. ..........................            53
     2,372    Cummins Engine, Inc. ...............................           103
     4,686    Fluor Corp. ........................................           244
     2,057    Foster Wheeler Corp. ...............................            73
     2,642    General Signal Corp. ...............................           105
     1,984    Giddings & Lewis, Inc. .............................            35
     2,428    Harnischfeger Industries, Inc. .....................            84
     6,456    Illinois Tool Works, Inc. ..........................           355
     5,942    Ingersoll Rand Co. .................................           227
     2,245    PACCAR, Inc. .......................................           105
     4,129    Parker-Hannifin Corp. ..............................           150
     2,443    Snap-On, Inc. ......................................            95
     1,871    Timken Co. .........................................            86
     1,657    TRINOVA Corp. ......................................            58
     1,186    Zurn Industries, Inc. ..............................            24
                                                                          ------
                                                                           2,543
                                                                          ------
Chemicals--Petroleum & Inorganic (2.1%):
    15,571    Dow Chemical Co. ...................................         1,119
    30,870    Dupont (E.I.) de Nemours & Co. .....................         2,122
       828    First Mississippi Corp. ............................            28
     1,471    Goodrich B.F. Co. ..................................            79
     5,286    Grace W.R. & Co. ...................................           324
     6,384    Hercules, Inc. .....................................           311
     6,528    Monsanto Co. .......................................           588
     3,896    Rohm & Haas Co. ....................................           214
     7,828    Union Carbide Corp. ................................           261
                                                                          ------
                                                                           5,046
                                                                          ------
Chemical--Specialty (0.9%):
     6,556    Air Products & Chemicals, Inc. .....................           366
     3,214    Avery Dennison Corp. ...............................           129
     4,469    Eastman Chemical Co. ...............................           277
     3,542    Ecolab, Inc. .......................................            87
     5,438    Engelhard Corp. ....................................           233
     4,000    Great Lakes Chemical Corp. .........................           241
     8,284    Morton International, Inc. .........................           242
     3,900    Nalco Chemical Co. .................................           142
     6,608    Pall Corp. .........................................           147
     7,628    Praxair, Inc. ......................................           191
     2,600    Sigma-Aldrich ......................................           128
                                                                          ------
                                                                           2,183
                                                                          ------
Coal (0.0%):
     2,343    Pittston Co. .......................................            56
                                                                          ------
Communications Equipment (0.8%):
    28,042    Airtouch Communications(b) .........................           799
     2,181    Andrew Corp.(b) ....................................           126
     6,328    DSC Communications Corp.(b) ........................           294
     2,257    Harris Cos., Delaware ..............................           117
     1,086    M.A. Com, Inc.(b) ..................................            13
    14,357    Northern Telecom, Ltd. .............................           524
     4,270    Scientific-Atlanta, Inc. ...........................            94
                                                                          ------
                                                                           1,967
                                                                          ------
Computer--Main/Mini (3.1%):
     6,543    Amdahl Corp.(b) ....................................            73
     1,471    Cray Research Inc.(b) ..............................            36
     1,571    Data General Corp.(b) ..............................            15
     8,377    Digital Equipment Corp.(b) .........................           341
    29,114    Hewlett Packard Co. ................................         2,169
     7,300    Honeywell, Inc. ....................................           315
    33,156    International Business Machines Corp. ..............         3,183
     9,100    Silicon Graphics, Inc.(b) ..........................           363
     6,557    Tandem Computers, Inc.(b) ..........................           106
     9,414    Unisys Corp.(b) ....................................           102
     5,971    Xerox Corp. ........................................           700
                                                                          ------
                                                                           7,403
                                                                          ------
Computers--Micro (0.5%):
    14,958    Compaq Computer Corp.(b) ...........................           679
     6,743    Apple Computer, Inc. ...............................           313
     5,300    Sun Microsystems, Inc.(b) ..........................           257
                                                                          ------
                                                                           1,249
                                                                          ------
Computers--Peripheral (2.5%):
     2,642    Autodesk, Inc. .....................................           114
    15,100    Cisco Systems, Inc.(b) .............................           763
     9,257    Computer Assoc., International, Inc. ...............           627
     2,528    Intergraph Corp.(b) ................................            28
     2,543    Lotus Development Corp.(b) .........................           162
    33,400    Microsoft Corp.(b) .................................         3,019
    20,900    Novell, Inc.(b) ....................................           417
    24,792    Oracle Corp.(b) ....................................           958
                                                                          ------
                                                                           6,088
                                                                          ------
Construction Materials (0.5%):
     4,714    Black & Decker Corp. ...............................           146
     1,779    Crane Co. ..........................................            64
     2,443    Owens Corning Fiberglass Corp.(b) ..................            90
    12,014    PPG Industries, Inc. ...............................           517
     4,986    Sherwin-Williams Co. ...............................           178
     2,486    Stanley Works ......................................            94
                                                                          ------
                                                                           1,089
                                                                          ------
Consumer Electronics (0.0%):
     2,143    Zenith Electronics Corp.(b) ........................            16
                                                                          ------
Containers (0.2%):
     1,643    Ball Corp. .........................................            57
     2,914    Bemis, Inc. ........................................            76


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS, CONTINUED:
Containers, continued:
     4,971    Crown Cork & Seal Co., Inc.(b) .....................        $  249
                                                                          ------
                                                                             382
                                                                          ------
Cosmetics/Toiletry (0.7%):
     1,471    Alberto Culver Co., Class B ........................            45
     3,900    Avon Products, Inc. ................................           261
    25,000    Gillette Co. .......................................         1,116
     6,529    International Flavors & Fragrances, Inc. ...........           325
                                                                          ------
                                                                           1,747
                                                                          ------
Defense (0.7%):
     3,242    EG&G, Inc. .........................................            54
     3,486    General Dynamics Corp. .............................           155
     4,714    Loral Corp. ........................................           244
     7,028    Raytheon Co. .......................................           546
    12,571    Rockwell International Corp. .......................           575
                                                                          ------
                                                                           1,574
                                                                          ------
Electrical Equipment (3.2%):
     6,543    Cooper Industries, Inc. ............................           258
     3,214    Dover Corp. ........................................           234
    13,285    Emerson Electric Co. ...............................           950
    96,668    General Electric Co. ...............................         5,450
     2,928    Grainger W.W., Inc. ................................           172
     2,343    Johnson Controls, Inc. .............................           132
     4,328    Tyco Labs, Inc. ....................................           234
    19,871    Westinghouse Electric Corp. ........................           291
                                                                          ------
                                                                           7,721
                                                                          ------
Electronic Components (3.5%):
     6,078    Advanced Micro Devices, Inc. .......................           221
    11,714    AMP, Inc. ..........................................           495
     4,700    Applied Materials, Inc.(b) .........................           407
     4,100    Cabletron Systems(b) ...............................           218
    47,184    Intel Corp. ........................................         2,987
    11,600    Micron Technology, Inc. ............................           637
    33,556    Motorola, Inc. .....................................         2,252
     6,871    National Semiconductor Corp. .......................           191
     2,457    Raychem Corp. ......................................            94
     5,294    Texas Instruments, Inc. ............................           709
     1,071    Thomas & Betts Corp. ...............................            73
                                                                          ------
                                                                           8,284
                                                                          ------
Electronic Instruments (0.1%):
     2,457    Perkin-Elmer Corp. .................................            87
     1,828    Tektronix, Inc. ....................................            90
                                                                          ------
                                                                             177
                                                                          ------
Farm Machinery (0.2%):
     4,800    Deere & Co. ........................................           411
     4,341    Navistar International Corp.(b) ....................         $  66
     2,524    Varity Corp.(b) ....................................           111
                                                                          ------
                                                                             588
                                                                          ------
Finance Companies (0.2%):
     2,914    Beneficial Corp. ...................................           128
     5,386    Household International, Inc. ......................           267
                                                                          ------
                                                                             395
                                                                          ------
Food & Related (3.3%):
    29,288    Archer Daniels Midland Co. .........................           545
    14,256    Campbell Soup Co. ..................................           699
    14,135    ConAgra, Inc. ......................................           493
     8,400    CPC International, Inc. ............................           519
     2,157    Fleming Cos., Inc. .................................            57
     9,071    General Mills, Inc. ................................           466
    13,842    Heinz H.J. Co. .....................................           614
     4,171    Hershey Foods Corp. ................................           230
    12,556    Kellogg Co. ........................................           896
     5,000    Pioneer Hi-Bred International, Inc. ................           210
     7,600    Quaker Oats Co. ....................................           250
     5,643    Ralston Purina Co. .................................           288
    27,170    Sara Lee Corp. .....................................           774
     4,100    Supervalu, Inc. ....................................           119
    10,442    Sysco Corp. ........................................           308
     9,171    Unilever N.V. - ADR ................................         1,193
     6,629    Wrigley (Wm) Jr. Co. ...............................           307
                                                                          ------
                                                                           7,968
                                                                          ------
Forest/Paper Products (1.8%):
     2,685    Boise Cascade Corp. ................................           109
     5,271    Champion International Corp. .......................           275
     2,357    Federal Paper Board, Inc. ..........................            83
     5,186    Georgia Pacific Corp. ..............................           450
     7,043    International Paper Co. ............................           604
     4,686    James River Corp. of Virginia ......................           129
     9,172    Kimberly Clark Corp. ...............................           549
     6,286    Louisiana-Pacific Corp. ............................           165
     3,314    Mead Corp. .........................................           197
     1,657    Potlatch Corp. .....................................            69
     8,600    Scott Paper Co. ....................................           426
     5,000    Stone Container Corp.(b) ...........................           106
     3,171    Temple-Inland, Inc. ................................           151
     3,957    Union Camp Corp. ...................................           229
     3,857    Westvaco Corp. .....................................           171
    11,628    Weyerhaeuser Co. ...................................           548
                                                                          ------
                                                                           4,261
                                                                          ------

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS, CONTINUED:
Furniture/Furnishings (0.2%):
     2,157    Armstrong World Industries, Inc. ...................       $   108
       848    Bassett Furniture Industries, Inc. .................            24
     8,800    Masco Corp. ........................................           238
     9,028    Newell Co. .........................................           221
                                                                         -------
                                                                             591
                                                                         -------
Gold/Precious Metals (0.4%):
    19,900    Barrick Gold Corp. .................................           502
     6,486    Echo Bay Mines Ltd. ................................            58
     7,757    Homestake Mining Co. ...............................           128
    13,516    Placer Dome, Inc. ..................................           353
                                                                         -------
                                                                           1,041
                                                                         -------
Health Care--Drugs (4.6%):
    45,680    Abbott Laboratories ................................         1,850
     3,600    Allergan, Inc. .....................................            98
     7,600    Amgen, Inc.(b) .....................................           611
     4,614    Alza Corp., Class A(b) .............................           108
    15,699    Baxter International, Inc. .........................           571
    16,699    Lilly Eli & Co. ....................................         1,311
    70,168    Merck & Co., Inc. ..................................         3,438
     1,400    Millipore Corp. ....................................            94
    18,042    Pfizer, Inc. .......................................         1,667
    21,270    Schering Plough ....................................           939
     9,957    UpJohn Co. .........................................           377
                                                                         -------
                                                                          11,064
                                                                         -------
Health Care--General (3.1%):
    17,371    American Home Products Corp. .......................         1,344
     3,314    Bausch & Lomb, Inc. ................................           138
     3,886    Becton Dickinson & Co. .............................           226
     6,656    Biomet, Inc.(b) ....................................           103
     8,500    Boston Scientific Corp.(b) .........................           271
    28,705    Bristol Myers Squibb Co. ...........................         1,956
    36,784    Johnson & Johnson ..................................         2,488
     4,413    Mallinckrodt Group, Inc. ...........................           157
     2,628    St. Jude Medical, Inc. .............................           132
     7,714    Warner-Lambert Co. .................................           666
                                                                         -------
                                                                           7,481
                                                                         -------
Home Building/Mobil Home (0.1%):
     1,814    Centex Corp. .......................................            51
     2,542    Fleetwood Enterprises, Inc. ........................            50
     1,866    Kaufman & Broad Home Corp. .........................            27
     1,586    Pulte Corp. ........................................            44
       586    Skyline Corp. ......................................            11
                                                                         -------
                                                                             183
                                                                         -------
Hospital Supply & Management (1.2%):
     2,928    Bard, C.R., Inc. ...................................            88
     4,643    Beverly Enterprises, Inc.(b) .......................            57
    24,937    Columbia/HCA Healthcare Corp. ......................         1,079
     2,428    Community Psychiatric Centers ......................            27
     3,492    Manor Care, Inc. ...................................           102
     6,528    Medtronic, Inc. ....................................           503
     1,343    Shared Medical Systems Corp. .......................            54
    11,300    Tenet Healthcare Corp.(b) ..........................           162
     9,686    United Healthcare ..................................           401
     9,200    U.S. Healthcare, Inc. ..............................           282
     3,200    U.S. Surgical Corp. ................................            67
                                                                         -------
                                                                           2,822
                                                                         -------
Hotels & Gaming (0.3%):
     2,585    Bally Entertainment(b) .............................            32
     2,628    Hilton Hotels Corp. ................................           185
     7,250    Marriott Corp., International ......................           260
     5,792    Promus Cos., Inc. ..................................           226
                                                                         -------
                                                                             703
                                                                         -------
Household--General Products (1.8%):
     4,314    American Greetings Corp., Class A ..................           127
     3,128    Clorox Co. .........................................           204
     8,214    Colgate Palmolive Co. ..............................           601
     2,543    Jostens, Inc. ......................................            54
     3,514    Premark International, Inc. ........................           182
    39,240    Procter & Gamble Co. ...............................         2,820
     9,072    Rubbermaid, Inc. ...................................           252
                                                                         -------
                                                                           4,240
                                                                         -------
Household--Major Appliances (0.2%):
     1,572    Briggs & Stratton Corp. ............................            54
     6,057    Maytag Corp. .......................................            97
     4,300    Whirlpool Corp. ....................................           237
                                                                         -------
                                                                             388
                                                                         -------
Insurance--Life (0.6%):
    11,856    American General Corp. .............................           400
     2,750    Jefferson Pilot Corp. ..............................           151
     5,686    Providan Corp. .....................................           206
     4,100    Transamerica Corp. .................................           239
     4,242    Torchmark Corp. ....................................           160
     4,500    Unum Corp. .........................................           211
     1,335    U.S. Life Corp. ....................................            54
                                                                         -------
                                                                           1,421
                                                                         -------
Insurance--Property/Casualty (1.9%):
     6,443    Aetna Life & Casualty Co. ..........................           405
    18,032    American International Group, Inc. .................         2,056
     4,200    CIGNA Corp. ........................................           326
     4,986    Chubb Corp. ........................................           399
     4,586    General Re Corp. ...................................           614
     5,386    Lincoln National Corp. .............................           236
     3,514    SAFECO, Corp. ......................................           202
     4,820    St. Paul Cos., Inc. ................................           237


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS, CONTINUED:
     6,328    USF&G Corp.                                                $   103
 .................................................................       -------
                                                                           4,578
                                                                         -------
Leisure Time Industries (1.1%):
     5,386    Brunswick Corp. ....................................            92
     6,500    CUC International, Inc.(b) .........................           273
     1,993    Handleman Co. ......................................            19
     4,992    Hasbro, Inc. .......................................           159
    12,638    Mattel, Inc. .......................................           329
     1,057    Outboard Marine Corp. ..............................            21
    29,556    Walt Disney Co. ....................................         1,644
                                                                         -------
                                                                           2,537
                                                                         -------
Mining (0.5%):
     2,342    Asarco, Inc. .......................................            71
     5,207    Cyprus Amax Minerals ...............................           148
     6,657    Inco Ltd. ..........................................           188
       386    Nacco Industries ...................................            23
     4,866    Newmont Mining Corp. ...............................           204
     4,014    Phelps Dodge Corp. .................................           237
     8,464    Santa Fe Pacific Corp. .............................           216
                                                                         -------
                                                                           1,087
                                                                         -------
Motion Pictures (0.0%):
     2,157    King World Productions, Inc.(b) ....................            87
                                                                         -------
Motor Vehicle Parts (0.3%):
     5,586    Dana Corp. .........................................           160
     4,214    Eaton Corp. ........................................           245
     3,328    Echlin, Inc. .......................................           116
     7,164    Genuine Parts Co. ..................................           271
       571    SPX, Inc. ..........................................             7
                                                                         -------
                                                                             799
                                                                         -------
Motor Vehicles (2.0%):
    20,859    Chrysler Corp. .....................................           999
    58,162    Ford Motor Co. .....................................         1,730
    42,570    General Motors Corp. ...............................         1,995
                                                                         -------
                                                                           4,724
                                                                         -------
Multiple Industry (2.1%):
     3,143    ALCO Standard Corp. ................................           251
    16,028    Allied Signal, Inc. ................................           713
    13,042    Corning, Inc. ......................................           427
     5,386    Dial Corp. .........................................           133
     2,057    FMC Corp.(b) .......................................           138
     4,435    Harcourt General, Inc. .............................           187
     5,943    ITT Corp. ..........................................           698
     3,400    Loews Corp. ........................................           411
    23,700    Minnesota Mining & Manufacturing Co. ...............         1,357
     3,107    Teledyne, Inc. .....................................            76
     4,986    Textron, Inc. ......................................           290
     3,614    TRW, Inc. ..........................................           289
     6,057    Whitman Corp. ......................................           117
                                                                         -------
                                                                           5,087
                                                                         -------
Non-Residential Construction (0.0%):
     1,842    Morrison Knudsen Corp. .............................            12
                                                                         -------
Petroleum--Domestic (2.6%):
     5,386    Amerada Hess Corp. .................................           263
    28,199    Amoco Corp. ........................................         1,879
     3,414    Ashland, Inc. ......................................           120
     9,071    Atlantic Richfield Co. .............................           996
     5,000    Burlington Northern, Inc. ..........................           317
     2,928    Kerr McGee Corp. ...................................           157
     1,971    Louisiana Land & Exploration Co. ...................            79
    18,185    Occidental Petroleum Corp. .........................           416
     5,486    Oryx Energy Co.(b) .................................            75
     2,543    Pennzoil Co. .......................................           120
    14,842    Phillips Petroleum Co. .............................           495
     5,044    Santa Fe Energy Resources, Inc.(b) .................            48
     5,957    Sun Co., Inc. ......................................           163
    10,328    Tenneco, Inc. ......................................           475
    13,771    Unocal Corp. .......................................           380
    16,414    USX-Marathon Group, Inc. ...........................           324
                                                                         -------
                                                                           6,307
                                                                         -------
Petroleum--International (5.7%):
    36,928    Chevron Corp. ......................................         1,722
    70,869    Exxon Corp. ........................................         5,005
    22,542    Mobil Corp. ........................................         2,164
    30,656    Royal Dutch Petroleum ..............................         3,736
    14,742    Texaco, Inc. .......................................           967
                                                                         -------
                                                                          13,594
                                                                         -------
Petroleum--Services (0.7%):
     7,948    Baker Hughes, Inc. .................................           163
    10,014    Dresser Industries, Inc. ...........................           223
     6,557    Halliburton Co. ....................................           234
     1,471    Helmerich & Payne, Inc. ............................            43
     3,043    McDermott International, Inc. ......................            73
     4,714    Rowan Cos., Inc.(b) ................................            38
    13,871    Schlumberger, Ltd. .................................           862
     3,300    Western Atlas(b) ...................................           146
                                                                         -------
                                                                           1,782
                                                                         -------
Photography Equipment (0.5%):
    19,299    Eastman Kodak Co. ..................................         1,170
     2,595    Polaroid Corp. .....................................           106
                                                                         -------
                                                                           1,276
                                                                         -------
Publishing (1.0%):
     5,614    Dow Jones & Co., Inc. ..............................           207

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS, CONTINUED:
Publishing, continued:
      7,871   Gannett, Inc. ......................................        $  427
      3,028   Knight-Ridder, Inc. ................................           172
      2,728   McGraw-Hill Cos., Inc. .............................           207
      1,614   Meredith Corp. .....................................            41
      5,900   New York Times Co., Class A ........................           139
     21,456   Time Warner, Inc. ..................................           882
      6,428   Times Mirror Co., Class A ..........................           153
      3,814   Tribune Co. ........................................           234
                                                                          ------
                                                                           2,462
                                                                          ------
Railroad (0.9%):
      7,400   Burlington .........................................           273
      4,586   Conrail, Inc. ......................................           255
      5,857   CSX Corp. ..........................................           440
      7,585   Norfolk Southern Corp. .............................           511
      7,299   Santa Fe Pacific Gold Corp. ........................            89
     11,714   Union Pacific Corp. ................................           649
                                                                          ------
                                                                           2,217
                                                                          ------
Restaurants (0.7%):
      1,493   Luby's Cafeterias, Inc. ............................            30
     39,612   McDonald's Corp. ...................................         1,550
      3,043   Ryan's Family Steak House, Inc.(b) .................            24
      2,336   Shoney's, Inc.(b) ..................................            27
      5,843   Wendy's International, Inc. ........................           104
                                                                          ------
                                                                           1,735
                                                                          ------
Retail--Food Stores (0.8%):
     14,428   Albertsons, Inc. ...................................           429
      8,028   American Stores Co. ................................           226
      4,486   Brunos, Inc. .......................................            52
      3,314   Giant Food, Inc., Class A ..........................            94
      2,243   Great Atlantic & Pacific Tea, Inc. .................            59
      6,186   Kroger Co.(b) ......................................           166
      1,171   Longs Drug Stores, Inc. ............................            44
      4,886   Rite Aid Corp. .....................................           125
      7,028   Walgreen Co. .......................................           352
      4,286   Winn Dixie Stores, Inc. ............................           248
                                                                          ------
                                                                           1,795
                                                                          ------
Retail--General Merchandise (3.1%):
      4,100   Dayton Hudson Corp. ................................           294
      6,429   Dilliard Department Stores, Inc., Class A ..........           189
     12,986   J.C. Penney Co., Inc. ..............................           623
     25,542   K Mart Corp. .......................................           374
     14,160   May Department Stores, Co. .........................           589
      2,143   Mercantile Stores Co., Inc. ........................           100
      4,686   Nordstrom, Inc. ....................................           194
     11,000   Price/Costco, Inc.(b) ..............................           179
     22,028   Sears Roebuck & Co. ................................         1,319
      4,200   TJX Cos, Inc. ......................................            56
    130,452   Wal-Mart Stores, Inc. ..............................         3,490
      7,514   Woolworth Corp. ....................................           114
                                                                          ------
                                                                           7,521
                                                                          ------
Retail--Specialty (1.3%):
      5,800   Charming Shoppes, Inc. .............................            30
      5,486   Circuit City Stores, Inc. ..........................           173
      8,200   Gap, Inc. ..........................................           286
     25,553   Home Depot, Inc. ...................................         1,038
     20,599   Limited, Inc. ......................................           453
      8,772   Lowes Cos., Inc. ...................................           262
      5,957   Melville Corp. .....................................           204
      3,414   Pep Boys-Manny, Moe & Jack .........................            91
      3,786   Tandy Corp. ........................................           196
     16,257   Toys R Us, Inc.(b) .................................           476
                                                                          ------
                                                                           3,209
                                                                          ------


Savings & Loans (0.2%):
      6,743   Ahmanson H.F. & Co. ................................           148
      3,614   Golden West Financial Corp. ........................           170
      7,528   Great Western Financial Corp. ......................           155
                                                                          ------
                                                                             473
                                                                          ------
Securities & Commercial Broker (2.3%):
      2,428   Alexander & Alexander Services, Inc. ...............            58
     28,506   American Express Co. ...............................         1,001
      9,696   Dean Witter Discover & Co. .........................           456
     10,200   Federal Home Loan Mortgage Corp. ...................           701
     15,514   Federal National Mortgage Assoc ....................         1,464
      4,300   Marsh & McLennan Cos., Inc. ........................           349
     10,014   Merrill Lynch & Co., Inc. ..........................           526
      6,243   Salomon, Inc. ......................................           251
     18,213   Travelers Group, Inc. ..............................           797
                                                                          ------
                                                                           5,603
                                                                          ------
Steel (0.3%):
      5,871   Armco, Inc.(b) .....................................            40
      6,100   Bethlehem Steel Corp.(b) ...........................            99
      2,257   Inland Steel Industries ............................            69
      4,956   Nucor Corp. ........................................           265
      4,311   USX-U.S. Steel Group, Inc. .........................           148
      5,138   Worthington Industries, Inc. .......................           105
                                                                          ------
                                                                             726
                                                                          ------
Textile (0.0%):
        957   Springs Industries, Inc., Class A ..................            36
                                                                          ------
Timeshare & Software (0.3%):
      8,214   Automatic Data Processing, Inc. ....................           516
      2,900   Computer Sciences Corp.(b) .........................           165
                                                                          ------
                                                                             681
                                                                          ------


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS, CONTINUED:
Tires/Rubber Products (0.2%):
     4,786    Cooper Tire & Rubber Co. ...........................      $    117
     8,528    Goodyear Tire & Rubber Co. .........................           352
                                                                        --------
                                                                             469
                                                                        --------
Tobacco (1.8%):
    10,845    American Brands, Inc. ..............................           431
    48,213    Philip Morris Cos., Inc. ...........................         3,586
    11,614    UST, Inc. ..........................................           346
                                                                        --------
                                                                           4,363
                                                                        --------
Trucking (0.1%):
     2,014    Consolidated Freightways, Inc. .....................            45
     2,343    Roadway Services, Inc. .............................           111
     1,643    Yellow Corp. .......................................            30
                                                                        --------
                                                                             186
                                                                        --------
Utilities--Electric (3.7%):
    10,443    American Electric Power, Inc. ......................           367
     8,229    Baltimore Gas & Electric Co. .......................           206
     9,172    Carolina Power & Light Co. .........................           277
    10,742    Central & South West Corp. .........................           282
     8,478    Cinergy Corp. ......................................           223
    13,285    Consolidated Edison Co., Inc. ......................           392
     8,300    Detroit Edison Co. .................................           243
     9,585    Dominion Resources, Inc. of Virginia ...............           350
    11,614    Duke Power Co. .....................................           482
    13,043    Entergy Corp. ......................................           315
    10,685    FPL Group, Inc. ....................................           413
     6,300    General Public Utilities Corp. .....................           187
     7,428    Houston Industries, Inc. ...........................           313
     8,014    Niagara Mohawk Power Corp. .........................           118
     3,814    Northern States Power Co. ..........................           176
     8,685    Ohio Edison Co. ....................................           196
    24,613    Pacific Gas & Electric Co. .........................           714
    15,857    Pacificorp .........................................           297
    12,600    Peco Energy Corp. ..................................           348
    13,800    Public Service Enterprise Group, Inc. ..............           383
    25,400    SCE Corp. ..........................................           435
    37,714    Southern Co. .......................................           844
    12,714    Texas Utilities Co. ................................           437
    12,200    Unicom Corp. .......................................           325
     5,800    Union Electric Co. .................................           216
                                                                        --------
                                                                           8,539
                                                                        --------
Utilities--Gas/Pipeline (0.8%):
     5,857    Coastal Corp. ......................................           178
     2,928    Columbia Gas System, Inc. ..........................            93
     5,286    Consolidated Natural Gas Co. .......................           200
       971    Eastern Enterprises ................................            29
    14,212    Enron Corp. ........................................           499
     3,814    Enserch Corp. ......................................            65
     3,114    NICOR, Inc. ........................................            84
     6,943    Noram Energy Corp. .................................            45
     1,514    ONEOK, Inc. ........................................            32
     4,783    Pacific Enterprises ................................           117
     8,086    Panhandle Eastern Corp. ............................           197
     2,057    People's Energy Corp. ..............................            53
     4,886    Sonat, Inc. ........................................           149
     6,186    Williams Cos., Inc. ................................           216
                                                                        --------
                                                                           1,957
                                                                        --------
Utilities--Telephone (7.4%):
    10,900    Alltel Corp. .......................................           277
    31,656    Ameritech Corp. ....................................         1,393
    90,527    AT&T ...............................................         4,809
    24,856    Bell Atlantic Corp. ................................         1,392
    28,228    Bellsouth Corp. ....................................         1,792
    54,998    GTE Corp. ..........................................         1,877
    38,484    MCI Communications Corp. ...........................           847
    24,156    Nynex Corp. ........................................           972
    24,042    Pacific Telesis Group ..............................           643
    34,670    SBC Communications, Inc. ...........................         1,651
    19,500    Sprint Corp. .......................................           656
    26,356    U.S. West, Inc. ....................................         1,097
                                                                        --------
                                                                          17,406
                                                                        --------
  Total Common Stocks                                                    227,065
                                                                        --------
PARTICIPATING UNITS (0.0%):
     9,071    Darden Restaurants, Inc.(b) ........................            99
                                                                        --------
  Total Participating Units                                                   99
                                                                        --------
U.S. TREASURY BILLS (0.5%):
$   10,000    8/17/95 ............................................            10
   125,000    9/7/95 .............................................           123
 1,035,000    9/14/95 ............................................         1,023
    25,000    9/21/95 ............................................            25
                                                                        --------
  Total U.S. Treasury Bills                                                1,181
                                                                        --------
  Total Investments, at value                                            228,345
                                                                        --------



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                      JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
REPURCHASE AGREEMENTS (4.1%):

$9,781,000    Lehman Brothers, 6.15%, dated 6/30/95,
                due 7/3/95 (Collateralized by
                $9,640,000 U.S. Treasury Notes, 6.75%,
                2/28/97, market value--$9,986)                          $  9,781
                                                                        --------
  Total Repurchase Agreements                                              9,781
                                                                        --------
  Total (Cost--$199,635)(a)                                             $238,126
                                                                        ========

------------

Percentages indicated are based on net assets of $239,306.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $381. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation .......................    $ 43,114
            Unrealized depreciation .......................      (5,004)
                                                               --------
            Net unrealized appreciation ...................    $ 38,110
                                                               ========

(b)  Represents non-income producing security.

ADR--American Depository Receipt

At June 30, 1995, the Portfolio's open futures contracts were as follows:

                                                                           CURRENT
                                                              OPENING       MARKET
    # OF                                                     POSITIONS      VALUE
 CONTRACTS                    CONTRACT TYPE                    (000)        (000)
 ---------    -------------------------------------------    ---------     -------
    36        S & P 500 September .......................     $9,691        $9,849


See notes to financial statements.

36

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Large Company Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS (86.7%):
Banks (3.3%):
   91,100    Keycorp ...............................................     $ 2,858
   40,000    NationsBank Corp. .....................................       2,145
  300,000    U.S. Bancorp ..........................................       7,219
                                                                         -------
                                                                          12,222
                                                                         -------
Business Equipment & Services (3.0%):
  100,000    Dun & Bradstreet Corp. ................................       5,250
  200,000    WMX Technologies, Inc. ................................       5,675
                                                                         -------
                                                                          10,925
                                                                         -------
Chemicals--Petroleum & Inorganics (3.0%):
   85,000    Dow Chemical Co. ......................................       6,109
  100,000    Imperial Chemical Industries-ADR ......................       4,875
                                                                         -------
                                                                          10,984
                                                                         -------
Chemicals--Specialty (1.5%):
  126,000    Betz Laboratories, Inc. ...............................       5,702
                                                                         -------
Computers--Main/Mini (1.6%):
  550,000    Unisys Corp.(b) .......................................       5,981
                                                                         -------
Computers--Micro (0.8%):
   62,500    Apple Computer, Inc. ..................................       2,902
                                                                         -------
Construction Materials (1.0%):
  100,000    Stanley Works .........................................       3,787
                                                                         -------
Defense (1.2%):
  121,200    Litton Industries, Inc.(b) ............................       4,469
                                                                         -------
Electrical Equipment (2.0%):
  500,000    Westinghouse Electric Corp. ...........................       7,313
                                                                         -------
Financial (1.2%):
  320,000    Horsham Corp. .........................................       4,320
                                                                         -------
Forest/Paper Products (3.0%):
  150,000    Louisiana-Pacific Corp. ...............................       3,937
   75,000    Temple-Inland, Inc. ...................................       3,572
   79,700    Weyerhaeuser Co. ......................................       3,756
                                                                         -------
                                                                          11,265
                                                                         -------
Gold/Precious Metals (1.7%):
  150,000    ASA Ltd. ..............................................       6,450
                                                                         -------
Health Care--Drugs (1.9%):
  175,000    Marion Merrell Dow ....................................       4,463
   64,300    UpJohn Co. ............................................       2,435
                                                                         -------
                                                                           6,898
                                                                         -------
Health Care--General (1.1%):
  130,000    Hillenbrand Industries ................................       4,046
                                                                         -------
Hospital Supply & Management (0.6%):
   67,000    U.S. Healthcare, Inc. .................................       2,052
                                                                         -------
Household--General Products (2.1%):
  150,000    American Greetings Corp., Class A .....................       4,406
  123,000    Rubbermaid ............................................       3,413
                                                                         -------
                                                                           7,819
                                                                         -------
Household--Major Appliances (2.4%):
  270,000    Singer Sew Co. ........................................       6,986
  150,000    Sunbeam Corp. .........................................       2,081
                                                                         -------
                                                                           9,067
                                                                         -------
Insurance--Life (2.0%):
  160,000    Kemper Corp. ..........................................       7,460
                                                                         -------
Insurance--Property/Casualty (1.0%):
   97,500    AON Corp. .............................................       3,632
                                                                         -------
Leisure Time Industries (1.5%):
  325,000    Brunswick Corp. .......................................       5,525
                                                                         -------
Mining (6.3%):
  291,700    Asarco, Inc. ..........................................       8,897
  371,000    Cyprus AMAX Minerals ..................................      10,573
   88,900    Newmont Mining Corp. ..................................       3,723
                                                                         -------
                                                                          23,193
                                                                         -------
Motor Vehicles (1.0%):
   75,000    Chrysler Corp. ........................................       3,591
                                                                         -------
Multiple Industry (3.5%):
  185,000    Corning, Inc. .........................................       6,059
  400,000    Hanson ................................................       7,050
                                                                         -------
                                                                          13,109
                                                                         -------
Petroleum--Domestic (14.4%):
  160,000    Ashland, Inc. .........................................       5,620
  100,000    Atlantic Richfield Co. ................................      10,975
  150,000    Murphy Oil Corp. ......................................       6,150
  200,000    Occidental Petroleum Corp. ............................       4,575
  125,000    Pennzoil Co. ..........................................       5,890
   42,300    Phillips Petroleum ....................................       1,412
  200,000    Sun Co., Inc. .........................................       5,475
  160,000    Tenneco, Inc. .........................................       7,360
  300,000    USX-Marathon Group, Inc. ..............................       5,925
                                                                         -------
                                                                          53,382
                                                                         -------
Petroleum--International (3.3%):
   50,000    Repsol S.A.-ADR .......................................       1,581
   60,000    Texaco, Inc. ..........................................       3,938
  350,000    YPF S.A.-Sponsored ADR ................................       6,606
                                                                         -------
                                                                          12,125
                                                                         -------
Publishing (2.2%):
  350,000    New York Times Co., Class A ...........................       8,225
                                                                         -------
Railroad (0.7%):
   50,000    Conrail, Inc. .........................................       2,781
                                                                         -------


Continued
                                                                            37

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Large Company Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                      JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS (86.7%):
Retail--Food Stores (1.5%):
    200,000   American Stores Co. ................................      $  5,625
                                                                        --------
Retail--General Merchants (2.8%):
    150,000   Dillard Department Stores, Inc., Class A ...........         4,406
    400,000   K Mart Corp. .......................................         5,850
                                                                        --------
                                                                          10,256
                                                                        --------
Retail--Specialty (1.6%):
    200,000   Toys R Us, Inc.(b) .................................         5,850
                                                                        --------
Securities & Commissions Broker (1.4%):
    125,000   Salomon, Inc. ......................................         5,016
                                                                        --------
Steel (1.3%):
    200,000   Bethlehem Steel(b) .................................         3,250
     50,000   USX-U.S. Steel Group, Inc. .........................         1,719
                                                                        --------
                                                                           4,969
                                                                        --------
Tires/Rubber Production (2.1%):
    250,000   Cooper Tire & Rubber Co. ...........................         6,094
     37,600   Goodyear Tire & Rubber Co. .........................         1,551
                                                                        --------
                                                                           7,645
                                                                        --------
Tobacco (1.7%):
  1,000,000   RJR Preferred Series ...............................         6,125
                                                                        --------
Utilities--Electric (2.8%):
    100,000   American Electric Power, Inc. ......................         3,512
     75,000   Dominion Resources, Inc. of Virginia ...............         2,738
     50,000   Entergy Corp. ......................................         1,206
    122,200   Southern Co. .......................................         2,734
                                                                        --------
                                                                          10,190
                                                                        --------
Utilities--Gas/Pipeline (1.0%):
    226,600   ENSERCH Corp. ......................................         3,881
                                                                        --------
Utilities--Telephone (3.2%):
    150,000   AT&T ...............................................         7,969
    150,000   Pacific Telesis Group ..............................         4,013
                                                                        --------
                                                                          11,982
                                                                        --------
  Total Common Stocks                                                    320,764
                                                                        --------
U.S. TREASURY BILLS (0.1%):
   $430,000   9/21/95 ............................................           420
                                                                        --------
  Total U.S. Treasury Bills                                                  420
                                                                        --------
  Total Investments, at value                                            321,184
                                                                        --------
REPURCHASE AGREEMENTS (15.3%):
 56,533,000   Lehman Brothers, 6.10%, 7/3/95
                (Collateralized by $57,475,000 various
                U.S. Government Securities,
                0.00%-8.38%, 10/12/95-4/19/05,
                market value--$57,649 ............................        56,533
                                                                        --------
  Total Repurchase Agreements                                             56,533
                                                                        --------
  Total (Cost--$364,832)(a)                                             $377,717
                                                                        ========

---------------
Percentages indicated are based on net assets of $369,717.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $571. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

        Unrealized appreciation .............................  $ 16,416
        Unrealized depreciation .............................    (4,102)
                                                               --------
        Net unrealized appreciation .........................  $ 12,314
                                                               ========

(b)  Represents non-income producing security.

ADR--American Depository Receipt

At June 30, 1995, the Portfolio's open futures contracts were as follows:

                                                                        CURRENT
                                                         OPENING         MARKET
    # OF                                                POSITIONS        VALUE
  CONTRACTS           CONTRACT TYPE                       (000)          (000)
  ---------    ------------------------------------     ---------       -------
     40        S & P 500 September ................      $10,976        $10,943


See notes to financial statements.

38

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Blue Chip Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                            SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
---------     ----------------------------------------------------      --------
COMMON STOCKS (99.1%):
Banks (7.9%):
  30,000   BankAmerica Corp. .....................................       $ 1,579
  25,000   J.P. Morgan & Co., Inc. ...............................         1,753
                                                                         -------
                                                                           3,332
                                                                         -------
Beverages (3.7%):
  35,000   PepsiCo., Inc. ........................................         1,597
                                                                         -------
Business Equipment & Services (7.1%):
  27,000   Dun & Bradstreet Corp. ................................         1,417
  57,000   WMX Technologies, Inc. ................................         1,617
                                                                         -------
                                                                           3,034
                                                                         -------
Capital Equipment (3.6%):
  30,000   Fluor Corp. ...........................................         1,560
                                                                         -------
Consumer Durables (3.5%):
  35,000   General Motors Corp., Class E .........................         1,522
                                                                         -------
Electrical Equipment (7.0%):
  22,500   Emerson Electric Co. ..................................         1,609
  25,000   General Electric Co.                                            1,409
                                                                         -------
                                                                           3,018
                                                                         -------
Electronic Components (7.9%):
  40,000   AMP, Inc. .............................................         1,690
  25,000   Motorola, Inc. ........................................         1,678
                                                                         -------
                                                                           3,368
                                                                         -------
Forest/Paper Products (3.8%):
  27,500   Kimberly Clark Corp. ..................................         1,647
                                                                         -------
Health Care--Drugs (7.9%):
  40,000   Merck & Co., Inc. .....................................         1,960
  15,000   Pfizer, Inc. ..........................................         1,386
                                                                         -------
                                                                           3,346
                                                                         -------
Household General Products (5.9%):
  20,000   Procter & Gamble Co. ..................................         1,438
  40,000   Rubbermaid, Inc. ......................................         1,110
                                                                         -------
                                                                           2,548
                                                                         -------
Insurance--Property/Casualty (2.7%):
  10,000   American International Group, Inc. ....................         1,140
                                                                         -------
Leisure Time Industry (3.2%):
  25,000   Walt Disney Co. .......................................         1,391
                                                                         -------
Metals & Mining (4.0%):
  60,000   Cyprus Amax Minerals ..................................         1,710
                                                                         -------
Motor Vehicles (3.3%):
  30,000   General Motors Corp. ..................................         1,406
                                                                         -------
Multiple Industry (3.3%):
  25,000   Minnesota Mining & Manufacturing Co. ..................         1,431
                                                                         -------
Petroleum--Domestic (3.8%):
  15,000   Atlantic Richfield Co. ................................         1,646
                                                                         -------
Petroleum--International (6.6%):
  20,000   Exxon Corp. ...........................................         1,412
  15,000   Mobil Corp. ...........................................         1,440
                                                                         -------
                                                                           2,852
                                                                         -------
Petroleum Services (3.6%):
  25,000   Schlumberger, Ltd. ....................................         1,553
                                                                         -------



Restaurants (4.1%):
  45,000   McDonald's Corp. ......................................         1,761
                                                                         -------
Retail General Merchandise (2.5%):
  40,000   Wal-Mart Stores, Inc. .................................         1,070
                                                                         -------
Utilities--Telephone (3.7%):
  30,000   AT&T ..................................................         1,594
                                                                         -------
  Total Common Stocks                                                     42,526
                                                                         -------
  Total Investments, at value                                             42,526
                                                                         -------
REPURCHASE AGREEMENTS (1.0%):
$426,000   Lehman Brothers, 6.15%, dated 6/30/95,
             due 7/3/95 (Collateralized by
             $320,000 U.S. Treasury Bonds, 11.88%,
             11/15/03, market value--$440) .......................           426
                                                                         -------
  Total Repurchase Agreements                                                426
                                                                         -------
  Total (Cost--$36,014)(a)                                               $42,952
                                                                         =======

-------------
Percentages indicated are based on net assets of $42,920.
(a) Represents cost for federal income tax purposes and differs from unrealized appreciation of securities as follows:

         Unrealized appreciation ...............................  $ 7,577
         Unrealized depreciation ...............................     (639)
                                                                  -------
         Net unrealized appreciation ...........................  $ 6,938
                                                                  =======



See notes to financial statements.
                                                                       39

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Large Company Growth Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)


SHARES OR
PRINCIPAL                                 SECURITY                                            MARKET
 AMOUNT                                  DESCRIPTION                                           VALUE
--------  ---------------------------------------------------------------------------    -----------
COMMON STOCKS (94.4%):
Aerospace--Aircraft (1.4%):
  100,000 TRW, Inc. ..................................................................       $ 7,987
                                                                                             -------
Banks (4.0%):
  100,000 BankAmerica Corp. ..........................................................         5,263
  125,000 First Union Corp. ..........................................................         5,656
  100,000 J.P. Morgan & Co., Inc. ....................................................         7,013
  190,000 U.S. Bancorp ...............................................................         4,572
                                                                                             -------
                                                                                              22,504
                                                                                             -------
Beverages (1.0%):
  125,000 PepsiCo., Inc. .............................................................         5,703
                                                                                             -------
Broadcasting (1.5%):
  130,000 CBS, Inc. ..................................................................         8,710
                                                                                             -------
Business Equipment & Services (3.5%):
  190,000 Browning Ferris Industries, Inc. ...........................................         6,864
  140,000 Dun & Bradstreet Corp. .....................................................         7,350
  240,000 Ryder Systems, Inc. ........................................................         5,730
                                                                                             -------
                                                                                              19,944
                                                                                             -------
Capital Equipment (3.3%):
  180,000 Fluor Corp. ................................................................         9,360
   90,800 Illinois Tool Works, Inc. ..................................................         4,994
  120,000 Ingersoll Rand Co. .........................................................         4,590
                                                                                             -------
                                                                                              18,944
                                                                                             -------
Chemicals--Petroleum & Inorganics (1.7%):
  135,000 Dow Chemical Co. ...........................................................         9,703
                                                                                             -------
Chemicals--Specialty (5.5%):
  175,000 Air Products & Chemicals, Inc. .............................................         9,756
  200,000 Lubrizol Corp. .............................................................         7,075
  215,000 Nalco Chemical .............................................................         7,821
  290,000 Pall Corp. .................................................................         6,453
                                                                                             -------
                                                                                              31,105
                                                                                             -------
Computer--Main/Mini (2.8%):
   90,000 Hewlett Packard Co. .........................................................        6,705
   95,000 International Business Machines Corp. .......................................        9,120
                                                                                             -------
                                                                                              15,825
                                                                                             -------
Cosmetic/Toiletry (1.1%):
  120,000 International Flavors & Fragrances, Inc.                                             5,970
                                                                                             -------
Electrical Equipment (1.6%):
  125,000 Emerson Electric Co. .......................................................         8,938
                                                                                             -------
Electronic Component (6.8%):
  255,000 AMP, Inc. ..................................................................        10,774
  150,000 Motorola, Inc. .............................................................        10,069
   75,000 Texas Instruments, Inc. ....................................................        10,040
  150,000 Avnet, Inc. ................................................................         7,256
                                                                                             -------
                                                                                              38,139
                                                                                             -------
Food & Related (4.3%):
  350,000 Archer Daniels Midland Co. .................................................        $6,519
   90,000 CPC International, Inc. ....................................................         5,558
  105,000 Hershey Foods Corp. ........................................................         5,801
  150,000 Pioneer Hi-Bred International, Inc. ........................................         6,300
                                                                                             -------
                                                                                              24,178
                                                                                             -------
Forest/Paper Products (3.6%):
   90,000 Consolidated Papers, Inc. ..................................................         5,186
   95,000 International Paper Co. ....................................................         8,146
  120,000 Kimberly Clark Corp. .......................................................         7,185
                                                                                             -------
                                                                                              20,517
                                                                                             -------
Furniture/Furnishings (1.7%):
  350,000 Masco Corp. ................................................................         9,450
                                                                                             -------
Health Care--Drugs (5.2%):
  250,000 Abbott Laboratories ........................................................        10,125
  240,000 Alza Corp., Class A (b) ....................................................         5,610
  130,000 Elan Corp., PLC ADR (b) ....................................................         5,298
  170,000 Merck & Co., Inc. ..........................................................         8,330
                                                                                             -------
                                                                                              29,363
                                                                                             -------
Health Care--General (1.6%):
  130,000 Johnson & Johnson ..........................................................         8,791
                                                                                             -------
Hospital Supply & Management (2.2%)
  245,000 Bard C.R., Inc. ............................................................         7,350
   65,000 Medtronic, Inc. ............................................................         5,013
                                                                                             -------
                                                                                              12,363
                                                                                             -------
Household--General Products (2.3%):
  100,000 Procter & Gamble Co. .......................................................         7,187
  200,000 Rubbermaid, Inc. ...........................................................         5,550
                                                                                             -------
                                                                                              12,737
                                                                                             -------
Insurance--Property/Casualty (3.1%):
   90,000 American International Group, Inc. .........................................        10,260
  150,000 St. Paul Cos., Inc. ........................................................         7,388
                                                                                             -------
                                                                                              17,648

Leisure Time Industries (0.9%):
   90,000 Walt Disney Co. ............................................................         5,006
                                                                                             -------
Mining (1.6%):
  310,000 Cyprus Amax Minerals .......................................................         8,835
                                                                                             -------
Motor Vehicles (1.2%):
  235,000 Ford Motor Co. .............................................................         6,991
                                                                                             -------
Motor Vehicle Parts (1.3%):
  210,000 Echlin, Inc. ...............................................................         7,297
                                                                                             -------
Multiple Industry (3.3%):
  270,000 Corning, Inc. ..............................................................         8,842

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Large Company Growth Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                                       SECURITY                                    MARKET
  AMOUNT                                      DESCRIPTION                                    VALUE
  ------        ----------------------------------------------------------------------       -----
COMMON STOCKS, CONTINUED
 175,000  Minnesota Mining & Manufacturing Co                                             $ 10,019
                                                                                          --------
                                                                                            18,861
                                                                                          --------
Petroleum--Domestic (3.6%):
  140,000 Amerada Hess Corp. .........................................................       6,843
  110,000 Kerr McGee Corp. ...........................................................       5,898
  275,000 UNOCAL Corp. ...............................................................       7,597
                                                                                          --------
                                                                                            20,338
                                                                                          --------
Petroleum--International (2.4%):
  150,000 Chevron Corp. ..............................................................       6,994
   70,000 Mobil Corp. ................................................................       6,720
                                                                                          --------
                                                                                            13,714
                                                                                          --------
Petroleum--Services (3.0%):
  180,000 Halliburton Co. ............................................................       6,435
  167,700 Schlumberger, Ltd. .........................................................      10,418
                                                                                          --------
                                                                                            16,853
                                                                                          --------
Photo Equipment (1.0%):
   90,000 Eastman Kodak Co. ..........................................................       5,456
                                                                                          --------

Publishing (3.4%):
  200,000 Gannett, Inc. ..............................................................      10,850
  110,000 McGraw-Hill Cos., Inc. .....................................................       8,346
                                                                                          --------
                                                                                            19,196
                                                                                          --------
Railroad (2.5%):
  100,000 Norfolk Southern Corp. .....................................................       6,738
  135,000 Union Pacific Corp. ........................................................       7,476
                                                                                          --------
                                                                                            14,214
                                                                                          --------
Restaurants (1.2%):
  180,000 McDonald's Corp. ...........................................................       7,042
                                                                                          --------
Retail--Food Stores (1.3%):
  150,000 Walgreen Co. ...............................................................       7,519
                                                                                          --------
Retail--General Merchant (1.2%):
  260,000 Wal-Mart Stores, Inc. ......................................................    $  6,955
                                                                                          --------
Retail--Specialty (1.4%):
  265,000 Toys R Us (b)...............................................................       7,751
                                                                                          --------
Securities & Commissions Broker (1.1%):
   80,000 Marsh & McLennan Cos., Inc. ................................................       6,490
                                                                                          --------
Timeshare & Software (2.2%):
  110,000 Automatic Data Processing, Inc. ............................................       6,916
  130,000 General Motors Corp., Class E ..............................................       5,655
                                                                                          --------
                                                                                            12,571
                                                                                          --------
Utilities--Gas/Pipeline (0.7%):
  100,000 Consolidated Natural Gas Co. ...............................................       3,775
                                                                                          --------
Utilities--Telephone (2.9%):
  160,000 AT&T .......................................................................       8,500
  175,000 GTE Corp. ..................................................................       5,972
   50,000 Nynex Corp. ................................................................       2,013
                                                                                          --------
                                                                                            16,485
                                                                                          --------
Total Common Stocks ..................................................................     533,868
                                                                                          --------
Total Investments, at value ..........................................................     533,868
                                                                                          --------
REPURCHASE AGREEMENTS (5.5%):
$ 31,322,000 Lehman Brothers, 6.15%, dated
               6/30/95, due 7/3/95 (Collateralized
               by $31,075,000 U.S. Treasury Notes,
               6.63%, 3/31/97, market
               value--31,970) ........................................................      31,322
                                                                                          --------
Total Repurchase Agreements                                                                 31,322
                                                                                          --------
Total (Cost--$491,144)(a)                                                                 $565,190
                                                                                          ========

-------------
Percentages indicated are based on net assets of $565,941.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $90. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation .......................... $79,316
           Unrealized depreciation ..........................  (5,360)

           Net unrealized appreciation ...................... $73,956

(b)  Represents non-income producing security.

ADR--American Depository Receipt


See notes to financial statements.
                                                                              41

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Disciplined Value Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

 SHARES OR
 PRINCIPAL                                      SECURITY                                      MARKET
   AMOUNT                                     DESCRIPTION                                      VALUE
   ------   --------------------------------------------------------------------------         -----
COMMON STOCKS (91.5%):
Aircraft (0.9%):
   57,000  United Technologies Corp. .................................................      $  4,453
                                                                                            --------
Air Transport (0.9%):
   60,000 British Airways PLC ........................................................         4,035
                                                                                            --------
Apparel (2.2%):
  310,000  Liz Claiborne, Inc. .......................................................         6,587
   70,000  V F Corp. .................................................................         3,762
                                                                                            --------
                                                                                              10,349
                                                                                            --------
Banks (4.2%):
   77,500  Central Fidelity Banks ....................................................         2,364
  120,000  First Union Corp. .........................................................         5,430
  190,000  Keycorp ...................................................................         5,961
  195,000  NBD Bancorp, Inc. .........................................................         6,240
                                                                                            --------
                                                                                              19,995
                                                                                            --------
Beverages (2.6%):
    25,250  Coors Adolph Co., Class B ................................................         4,503
   225,000  Seagram Co., Ltd. ........................................................         7,791
                                                                                            --------
                                                                                              12,294
                                                                                            --------
Business Equipment & Services (2.2%):
    60,000  Browning Ferris Industries, Inc. .........................................         2,168
    60,000  Flight Safety International ..............................................         2,925
   200,000  Kelly Service ............................................................         5,150
                                                                                            --------
                                                                                              10,243
                                                                                            --------
Chemicals--Petroleum & Inorganic (2.1%):
   100,000  Olin Corp. ...............................................................         5,150
   150,000  Shanghai Petrochemical: Integrated Petroleum .............................         4,706
                                                                                            --------
                                                                                               9,856
                                                                                            --------
Chemicals--Specialty (1.0%):
   170,000  Wellman, Inc. ............................................................         4,654
                                                                                            --------
Communications Equipment (1.1%):
   100,000  Harris Corp., Delaware ...................................................         5,163
                                                                                            --------
Computers--Micro (1.1%):
   110,000  Apple Computer, Inc. .....................................................         5,108
                                                                                            --------
Containers (1.1%):
   150,000  Ball Corp. ...............................................................         5,231
                                                                                            --------
Cosmetics/Toiletry (0.8%):
   135,000  Helene Curtis Industries, Inc., ..........................................         3,848
                                                                                            --------

Defense (2.0%):
    85,000  Loral Corp. ..............................................................         4,399
    30,000  Raytheon Co. .............................................................         2,329
    60,000  Rockwell International Corp. .............................................         2,745
                                                                                            --------
                                                                                               9,473
                                                                                            --------
Electrical Equipment (0.7%):
    60,000 Johnson Controls, Inc. ....................................................       $ 3,390
                                                                                            --------

Electronic Components (1.8%):
    90,000 Avnet, Inc. ...............................................................         4,354
   210,000 Dallas Semiconductors Co. .................................................         4,305
                                                                                            --------
                                                                                               8,659
                                                                                            --------
Food & Related (0.3%):
    70,000 International Multifoods Corp. ............................................         1,575
                                                                                            --------

Forest/Paper Products (5.3%):
    60,000 International Paper Co. ...................................................         5,145
   100,000 Pentair, Inc. .............................................................         4,350
   140,000 Rayonier, Inc. ............................................................         4,970
   100,000 Temple-Inland, Inc. .......................................................         4,762
   100,000 Union Camp Corp. ..........................................................         5,787
                                                                                            --------
                                                                                              25,014
                                                                                            --------
Health Care--Drugs (2.8%):
    70,000 Baxter International, Inc. ................................................         2,546
   250,000 Marion Merrell Dow ........................................................         6,375
   120,000 UpJohn Co. ................................................................         4,545
                                                                                            --------
                                                                                              13,466
                                                                                            --------
Health Care--General (2.5%):
    50,000 Becton Dickinson & Co. ....................................................         2,913
   165,000 Bergen Brunswick Corp. ....................................................         3,774
   225,000 Emphesys Financial Group ..................................................         5,316
                                                                                            --------
                                                                                              12,003
                                                                                            --------
Hospital Supply & Management (2.4%):
   500,000 Community Psychiatric Centers .............................................         5,625
   276,100 United Wisconsin Services .................................................         5,522
                                                                                            --------
                                                                                              11,147
                                                                                            --------
Household--Major Appliances (1.1%):
   150,000 Briggs & Stratton Corp. ...................................................         5,175
                                                                                            --------

Insurance--Life (2.5%):
   120,000 Jefferson Pilot Corp. .....................................................         6,570
   160,000 Ohio Casualty Corp. .......................................................         5,040
                                                                                            --------
                                                                                              11,610
                                                                                            --------
Insurance--Property/Casualty (4.8%):
   105,000 Ace Limited ...............................................................         3,045
    10,000 Berkshire Hathaway, Inc.(b) ...............................................           235
    65,000 CIGNA Corp. ...............................................................         5,046
    40,000 MBIA, Inc. ................................................................         2,660
   160,000 Partnerre Holdings Ltd. ...................................................         4,180
   100,000 St. Paul Cos., Inc. .......................................................         4,925
    40,000 Transatlantic Holding, Inc. ...............................................         2,600
                                                                                            --------
                                                                                              22,691
                                                                                            --------

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Disciplined Value Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

Disciplined Value Fund

SHARES OR
PRINCIPAL                                       SECURITY                                      MARKET
  AMOUNT                                      DESCRIPTION                                      VALUE
  ------        ----------------------------------------------------------------------         -----
COMMON STOCKS, CONTINUED
Metals & Mining (2.9%):
   160,000 Asarco, Inc. ..............................................................       $ 4,880
   320,000 Kloff Gold Mines ..........................................................         3,480
    90,000 Phelps Dodge Corp. ........................................................         5,310
                                                                                            --------
                                                                                              13,670
                                                                                            --------
Multiple Industry (2.9%):
   220,000 American Financial Group ..................................................         5,720
   270,000 Hanson PLC ................................................................         4,759
   235,000 U.S. Industries, Inc. .....................................................         3,202
                                                                                            --------
                                                                                              13,681
                                                                                            --------
Non-Residual Construction (1.0%):
   205,000 Granite Construction, Inc. ................................................         4,561
                                                                                            --------

Petroleum--Domestic (3.1%):
   150,000 Ashland, Inc. .............................................................         5,269
   110,000 Murphy Oil Corp. ..........................................................         4,510
   185,000 Sun Co., Inc. .............................................................         5,064
                                                                                            --------
                                                                                              14,843
                                                                                            --------
Petroleum--International (4.2%):
   110,000 Exxon Corp. ...............................................................         7,769
   210,000 Repsol S.A.-ADR ...........................................................         6,641
   180,000 Total S.A.-ADR ............................................................         5,445
                                                                                            --------
                                                                                              19,855
                                                                                            --------
Publishing (2.2%):
    80,000 Knight-Rider, Inc. ........................................................         4,550
   240,000 New York Times Co., Class A ...............................................         5,640
                                                                                            --------
                                                                                              10,190
                                                                                            --------
Railroad (1.5%):
   125,000 Conrail, Inc. .............................................................         6,953
                                                                                            --------

Retail--Food Stores (1.2%):
   500,000 Brunos Inc. ...............................................................         5,812
                                                                                            --------

Retail--General Merchandise (0.6%):
   200,000 TJX Cos., Inc. ............................................................         2,650
                                                                                            --------

Retail--Specialty (4.4%):
   300,000 Charming Shoppes, Inc. ....................................................         1,575
   700,000 Hechinger Co., Class A ....................................................         5,031
   260,000 Ross Stores ...............................................................         3,055
   300,000 Smith Food & Drug .........................................................         5,925
   105,000 Tandy Corp. ...............................................................         5,447
                                                                                            --------
                                                                                              21,033
                                                                                            --------
Savings & Loans (0.4%):
    68,900 ONBANCorp, Inc. ...........................................................      $  1,955
                                                                                            --------
Textile (0.8%):
   105,000 Spring Industries, Inc., Class A ..........................................         3,911
                                                                                            --------
Tobacco (0.9%):
   110,000 American Brands, Inc. .....................................................         4,373
                                                                                            --------
Trucking (1.2%):
   125,000 Roadway Services, Inc.(b) .................................................         5,906
                                                                                            --------
Utilities--Electric (12.1%):
   200,000 Central & South West Corp. ................................................         5,250
   150,000 Consolidated Edison Co., Inc. .............................................         4,425
   200,000 Florida Progress Corp. ....................................................         6,250
   150,000 General Public Utilities Corp. ............................................         4,462
   100,400 LG&E Energy Corp. .........................................................         3,916
   186,100 New York State Electric & Gas .............................................         4,350
   142,400 Northern States Power Co. .................................................         6,568
   160,000 Oklahoma Gas & Electric ...................................................         5,620
   200,000 SCE Corp. .................................................................         3,425
   170,000 Union Electric Co. ........................................................         6,332
   235,000 Wisconsin Energy Corp. ....................................................         6,580
                                                                                            --------
                                                                                              57,178
                                                                                            --------
Utilities--Telephone (5.7%):
    90,000 Ameritech Corp. ...........................................................         3,960
    70,000 Bellsouth Corp. ...........................................................         4,445
   150,000 Southern New England Telecommunications ...................................         5,288
   150,000 Tele Danmark A/S-ADR ......................................................         4,200
   120,000 Telefonica de Espana ......................................................         4,650
   155,000 Telefonos de Mexico--CL-L ADR .............................................         4,592
                                                                                            --------
                                                                                              27,135
                                                                                            --------
Total Common Stocks ..................................................................       433,138
                                                                                            --------
Total Investments, at value ..........................................................       433,138
                                                                                            --------
REPURCHASE AGREEMENTS (7.7%):
$36,243,000 Lehman Brothers, 6.10%, dated
              6/30/95, due 7/3/95 (Collateralized
              by $38,395,000 various
              Federal National Mortgage Assoc., 0.00%,
              1/22/96-3/1/96, market
              value--$36,968).........................................................        36,243
                                                                                            --------
Total Repurchase Agreements ..........................................................        36,243
                                                                                            --------
Total (Cost--$441,020)(a) ............................................................      $469,381
                                                                                            ========

--------------

Percentages indicated are based on net assets of $473,312.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $72. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation ......................... $37,097
           Unrealized depreciation ........................   (8,808)

           Net unrealized appreciation ....................  $28,289

(b) Represents non-income producing security.

See notes to financial statements.
                                                                              43

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Small Company Growth Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS,  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                                       SECURITY                                   MARKET
  AMOUNT                                      DESCRIPTION                                   VALUE
----------    ------------------------------------------------------------------         --------

COMMON STOCK (95.3%):
Air Transport (0.3%):
   114,400  American West(b) ...................................................           $1,387
                                                                                         --------

Aluminum (0.7%):
   100,000  Alumax, Inc.(b) ....................................................            3,113
                                                                                         --------

Apparel (2.1%):
   100,000  Jones Apparel Group(b) .............................................            2,987
   105,000  Nautica Enterprises, Inc.(b) .......................................            3,806
   80,000   Tommy Hilfiger(b) ..................................................            2,240
                                                                                         --------
                                                                                            9,033
                                                                                         --------
Banks (4.1%):
   30,000   Amsouth Bancorp ....................................................              979
   60,000   BayBanks, Inc. .....................................................            4,755
   35,000   First American Corp. -- Tennessee ..................................            1,256
   30,000   First Commerce Corp. ...............................................              885
   10,000   First Tennessee National Corp. .....................................              464
   60,000   Integra Financial Corp. ............................................            2,918
   50,000   Midatlantic Corp., Inc. ............................................            2,000
   30,000   Southtrust Corp.(b) ................................................              694
   20,000   UJB Financial Corp. ................................................              607
   30,000   Union Planters Corp. ...............................................              802
   100,000  Washington Mutual, Inc. ............................................            2,344
                                                                                          --------
                                                                                           17,704
                                                                                          --------
Beverages (0.8%):
   75,000   Canadiagua Wine(b) .................................................            3,356
                                                                                          --------

Business Equipment & Services (4.0%):
   132,000  Barefoot, Inc. .....................................................            1,831
   50,000   Cintas Corp. .......................................................            1,775
   80,000   Franklin Quest(b) ..................................................            1,920
   30,000   Olsten Corp. .......................................................              982
   190,200  Pyxis Corp.(b) .....................................................            4,303
   80,000   Service Corp., Inc. ................................................            2,530
   100,000  United Waste Systems, Inc.(b) ......................................            3,600
                                                                                          --------
                                                                                            16,941
                                                                                          --------
Capital Equipment (4.7%):
   49,500   Diebold, Inc. ......................................................             2,153
   222,000  Gasonics International(b) ..........................................             6,327
   99,800   Giddings & Lewis, Inc. .............................................             1,784
   160,000  Harnischfeger Industries, Inc. .....................................             5,540
   53,000   Teleflex, Inc. .....................................................             2,279
   70,000   Wabash National Corp. ..............................................             2,179
                                                                                          --------
                                                                                            20,262
                                                                                          --------
Chemical--Petroleum & Inorganic (0.0%):
   5,800    Schulman, Inc. .....................................................               167
                                                                                          --------

Chemical--Specialty (1.2%):
   90,400   Air Gas Industry(b) ................................................             2,430
   50,000   Minerals Technologies, Inc. ........................................             1,800
   91,000   Uniroyal Chemical(b) ...............................................             1,035
                                                                                          --------
                                                                                             5,265
                                                                                          --------
Coal (0.4%):
   70,000   Pittston Co. .......................................................             1,680
                                                                                          --------

Communications Equipment (0.9%):
   60,000   Antec Corp.(b) .....................................................               990
   55,000   StrataCom, Inc.(b) .................................................             2,681
                                                                                          --------
                                                                                             3,671
                                                                                          --------
Computers--Peripherals (7.2%):
   120,000  American Power(b) ..................................................             2,745
   90,000   Cadence Designs(b) .................................................             2,914
   5,000    Chipcom Corp.(b) ...................................................               119
   130,000  Danka Business Systems ADR .........................................             3,144
   140,700  Global Village Communication(b) ....................................             2,198
   21,200   Informix Corp.(b) ..................................................               538
   130,000  Keane, Inc.(b) .....................................................             3,234
   30,000   Landmark Graphics(b) ...............................................               765
   20,000   Parametric Technology(b) ...........................................               995
   150,500  Quantum Corp.(b) ...................................................             3,443
   54,500   Read-Rite Corp.(b) .................................................             1,458
   140,000  Softkey International(b) ...........................................             4,462
   40,000   Sterling Software(b) ...............................................             1,540
   50,000   Synopsis, Inc.(b) ..................................................             3,131
   5,000    System Software Assoc., Inc. .......................................               100
                                                                                          --------
                                                                                            30,786
                                                                                          --------
Construction Materials (0.7%):
   34,200   Crane Co. ..........................................................             1,240
   70,000   Fastenal Corp. .....................................................             1,912
                                                                                          --------
                                                                                             3,152
                                                                                          --------
Consumer Electronics (0.9%):
   90,500   Harman International ...............................................             3,665
                                                                                          --------
Cosmetic Toiletry (0.4%):
   50,000   Alberto Culver Co. .................................................             1,513
                                                                                          --------
Electrical Equipment (1.0%):
   83,500   Federal Signal Corp. ...............................................             1,806
   61,920   Mark IV ............................................................             1,331
   60,000   Whittaker Corp.(b) .................................................             1,320
                                                                                          --------
                                                                                             4,457
                                                                                          --------
Electronic Components (11.8%):
   50,000   Altera Corp.(b) ....................................................             2,162
   60,000   Amphenol Corp(b) ...................................................             1,748
   125,000  Analog Devices, Inc.(b) ............................................             4,250
   74,000   Applied Materials, Inc.(b) .........................................             6,410
   53,700   Cabletron Systems(b) ...............................................             2,860
   66,500   Cypress Semiconductors(b) ..........................................             2,693
   159,700  FSI International, Inc.(b) .........................................             3,724

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Small Company Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)


SHARES OR
PRINCIPAL                          SECURITY                              MARKET
  AMOUNT                           DESCRIPTION                            VALUE
  ------      -------------------------------------------------------    ------
COMMON STOCK, CONTINUED:
Electronic Components, continued:
    225,000   Genus, Inc.(b)..........................................  $ 3,051
     70,000   Komag, Inc.(b)..........................................    3,640
    180,000   Lattice Semiconductor Corp.(b) .........................    6,188
     80,000   Micro Chip Technology(b) ...............................    2,910
    150,000   National Semiconductor Corp.(b) ........................    4,163
     10,500   Nexgen(b)...............................................      248
      5,000   Paradigm Technology, Inc.(b) ...........................       70
     10,000   Store Media(b)..........................................      315
     90,800   VLSI Technology, Inc.(b) ...............................    2,735
     15,000   Xilinx, Inc.(b).........................................    1,410
     35,000   Zilog, Inc.(b)..........................................    1,746
                                                                       --------
                                                                         50,323
                                                                       --------
Electronic Instruments (4.9%):
       900   Asyst Technologies, Inc.(b) .............................       33
    28,000   KLA Instruments Corp.(b) ................................    2,163
   145,500   LTX Corp.................................................    1,291
   110,000   Silicon Valley Group, Inc.(b) ...........................    3,988
    65,000   Tektronix, Inc...........................................    3,201
    75,000   Teradyne, Inc.(b)........................................    4,903
   155,000   Ultratech Stepper, Inc.(b) ..............................    5,463
                                                                       --------
                                                                         21,042
                                                                       --------
Finance Companies (3.2%):
   127,000   Aames Financial Corp. ...................................    2,302
    50,000   Advanta Corp.............................................    1,888
    75,000   Capital One Financial Corp. .............................    1,463
   159,300   Olympic Financial Ltd.(b) ...............................    2,658
    20,000   Regional Acceptance Corp.(b) ............................      355
    59,000   Robert Half International, Inc.(b) ......................    1,512
   100,000   The Money Store, Inc. ...................................    3,581
                                                                       --------
                                                                         13,759
                                                                       --------
Food & Related (0.8%):
   100,000   General Nutrition Co.(b) ...............................     3,513
                                                                       --------

Forest/Paper Products (2.6%):
     80,000  Bowater, Inc............................................     3,590
     55,000  Chesapeake Corp.........................................     1,712
     70,000  Federal Paper Board, Inc. ..............................     2,476
     60,000  Rayonier, Inc...........................................     2,130
     30,000  Sealed Air Corp.(b).....................................     1,320
                                                                       --------
                                                                         11,228
                                                                       --------
Gold/Precious Metals (0.5%):
     45,300  ASA Ltd................................................      1,947
                                                                       --------

Health Care--Drugs (6.3%):
     91,000  Cardinal Health, Inc....................................     4,300
    150,000  Elan Corp. ADS(b).......................................     6,113
     56,500  Forest Laboratories(b)..................................     2,507
     55,150  Genzyme Corp............................................     2,206
     57,500  Mycogen Corp.(b)........................................       474
    130,000  Sunrise Medical, Inc.(b) ...............................     4,046
    105,000  Teva Pharmaceutical.....................................     3,937
     80,000  Watson Pharmaceutical(b) ...............................     3,120
                                                                       --------
                                                                         26,703
                                                                       --------
Health Care--General (1.8%):
     54,000  Amerisource(b)..........................................     1,232
     65,700  APPS Dental(b)..........................................       750
     70,000  Horizon Health(b).......................................     1,251
      2,500  Sun Healthcare(b).......................................        39
    100,000  Value Health, Inc.(b)...................................     3,225
     60,000  Ventritex, Inc.(b)......................................     1,013
                                                                       --------
                                                                          7,510
                                                                       --------
Homebuilding, Mobil Homes (0.8%):
     85,000  Oakwood Homes...........................................     2,178
     50,000  Webb Corp...............................................     1,163
                                                                       --------
                                                                          3,341
                                                                       --------
Hospital Supply & Management (2.4%):
     45,000  HBO & Co.(b)............................................     2,453
     60,000  Health Management Assoc., Inc.(b) ......................     1,755
     60,000  Healthcare Compare Corp.(b) ............................     1,800
     40,000  Healthcare & Retirement(b) .............................     1,170
      5,300  Medaphis Corp.(b).......................................       115
     60,000  Mid Atlantic Medical Services(b) .......................     1,110
    145,100  Physicians Resource Group, Inc.(b) .....................     1,941
                                                                       --------
                                                                         10,344
                                                                       --------
Hotels & Gaming (0.5%):
     65,000  Hospitality Franchise Systems(b) .......................     2,251
                                                                       --------

Household--Major Appliances (0.1%):
     30,000  Juno Lighting, Inc......................................       480
                                                                       --------

Insurance--Life (0.4%):
     15,000  Equitable of Iowa.......................................       493
     40,000  Protective Life Corp....................................     1,090
                                                                       --------
                                                                          1,583
                                                                       --------
Insurance--Property/Casualty (2.4%):
     60,000  Allied Group, Inc.......................................     1,710
     70,000  MGIC Investment Corp....................................     3,281
     70,000  Mid Ocean Ltd...........................................     2,214
     90,000  Midland Financial.......................................     1,665
     29,300  PMI Group, Inc..........................................     1,271
                                                                       --------
                                                                         10,141
                                                                       --------
Leisure Time Industries (1.2%):
    100,000  Loewen Group, Inc.......................................     3,563
     40,000  Stewart Enterprises.....................................     1,340
                                                                       --------
                                                                          4,903
                                                                       --------


Continued

                                                                             45

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Small Company Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)


SHARES OR
PRINCIPAL                       SECURITY                                 MARKET
 AMOUNT                       DESCRIPTION                                 VALUE
 ------        ---------------------------------------------------        -----

COMMON STOCK, CONTINUED:
Mining (0.6%):
       90,500  Asarco, Inc.........................................    $  2,760
                                                                       --------

Motor Vehicle Parts (2.0%):
      109,600  Allen Group..........................................      3,247
      118,800  Copart, Inc.(b)......................................      2,703
        9,100  Exide Corp...........................................        391
       10,000  Gentex Corp.(b)......................................        198
       83,500  Titan Wheel International, Inc. .....................      2,150
                                                                       --------
                                                                          8,689
                                                                       --------
Motor Vehicles (0.5%):
      200,000  AmeriCredit Corp.(b).................................      2,225
                                                                       --------


Multiple Industry (2.2%):
       15,400  ACT Networks, Inc.(b).................................       266
       56,000  American Radio(b).....................................     1,274
        2,000  HNC Software(b).......................................        42
      144,400  Mobil Media(b)........................................     2,960
      100,000  Numerex Corp..........................................     1,125
       15,500  Oak Technologies(b)...................................       570
      116,800  Studio Plus Hotels, Inc. .............................     1,956
       60,000  Whitman Corp..........................................     1,163
                                                                       --------
                                                                          9,356
                                                                       --------
Non-Residential Construction (0.4%):
       89,900  CDI Co.p.(b) .........................................     1,843
                                                                       --------
Petroleum--Domestic (2.6%):
      115,000  Apache Corp...........................................     3,148
      100,100  Noble Affiliates, Inc.................................     2,552
       50,000  Quaker State Corp.      ..............................       750
      200,000  Union Texas Petroleum Holdings .......................     4,225
       20,000  Valero Energy.........................................       405
                                                                       --------
                                                                         11,080
                                                                       --------

Petroleum--Services (1.3%):
      109,000  NL Industries, Inc.(b)................................     1,458
      128,200  Seitel, Inc.(b).......................................     3,974
                                                                       --------
                                                                          5,432
                                                                       --------
Photography Equipment (0.2%):
       49,100  X-Rite, Inc...........................................       908
                                                                       --------

Publishing (0.9%):
       90,900  Meredith Corp.........................................     2,306
       29,000  Scholastic Corp.(b)...................................     1,573
                                                                       --------
                                                                          3,879
                                                                       --------
Restaurants (2.3%):
      161,700  Apple South...........................................     3,153
      150,600  Bob Evans Farms, Inc..................................     3,068
       99,000  Lone Star Restaurants(b) .............................     3,001
       15,200  Starbucks Corp.(b)....................................       541
                                                                       --------
                                                                          9,763
                                                                       --------
Retail--Food Stores (0.7%):
      100,000  Eckerd Corp.(b).......................................     3,200
                                                                       --------


Retail--Specialty Stores (5.0%):
       40,000  Bed & Bath & Beyond(b)................................       970
      300,000  Borders Group, Inc.(b)................................     4,312
      173,600  Global Directmail Corp.(b) ...........................     3,429
       40,000  Gymboree Corp.(b).....................................     1,162
       30,300  Just For Feet, Inc....................................     1,208
       15,000  Michael's Stores(b)...................................       319
      140,000  Officemax, Inc.(b)....................................     3,903
       36,000  Revco D.S., Inc.(b)...................................       864
       65,000  Sunglass Hut Intl., Inc.(b) ..........................     2,275
       90,000  Tiffany & Co..........................................     3,060
                                                                       --------
                                                                         21,502
                                                                       --------
Savings & Loans (1.7%):
       20,000  Astoria Financial Corp.(b) ...........................       715
       25,000  California Federal Bank(b) ...........................       328
       40,000  Commercial Federal Corp.(b) ..........................     1,090
       25,000  FirstFed Michigan Corp. ..............................       700
       30,500  First Financial Corp. Wisconsin ......................       534
       80,000  Great Western Financial Corp. ........................     1,650
       65,500  Standard Federal Bancorp .............................     2,202
                                                                       --------
                                                                          7,219
                                                                       --------
Securities & Commercial Brokers (1.6%):
       60,000  First USA, Inc........................................     2,663
       60,000  Insurance Auto Auctions, Inc.(b) .....................     1,755
       67,000  Mutual Risk Management, Ltd. .........................     2,245
                                                                       --------
                                                                          6,663
                                                                       --------
Textile (0.5%):
      100,000  G & K Services........................................     1,950
                                                                       --------

Timeshare & Software (0.9%):
       70,000  Fiserv, Inc.(b).......................................     1,969
       64,400  Uunet Technologies, Inc.(b) ..........................     1,771
                                                                       --------
                                                                          3,740
                                                                       --------
Trucking (0.8%):
       80,000  American Freightways Corp.(b) ........................     1,640
       90,000  TNT Freightways Corp..................................     1,789
                                                                       --------
                                                                          3,429
                                                                       --------
Utilities--Electric (1.2%):
      215,000  California Energy, Inc.(b) ...........................     3,521
       52,000  Enron Global Power & Pipeline ........................     1,235


Continued


46

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Small Company Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

SHARES OR
PRINCIPAL                                        SECURITY                                      MARKET
 AMOUNT                                        DESCRIPTION                                      VALUE
 ------          ----------------------------------------------------------------------         -----

COMMON STOCK, CONTINUED:
Utilities--Electric, continued:
      5,500  Lincoln Electric .........................................................      $    165
                                                                                             --------
                                                                                                4,921
                                                                                             --------
Utilities--Gas & Pipeline (0.2%):
     60,000  Westcoast, Inc. ..........................................................           885
                                                                                             --------

Utilities--Telephone (0.6%):
     72,000  Telephone & Data Systems, Inc. ...........................................         2,619
                                                                                             --------
  Total Common Stocks .................................................................       407,283

PARTICIPATING UNITS (0.0%):

      3,040  Apria Healthcare Group, Inc................................................           86
                                                                                             --------
  Total Participating Units ...........................................................            86
                                                                                             --------
  Total Investments, at value .........................................................       407,369
                                                                                             --------

REPURCHASE AGREEMENTS (2.9%):
        $12,390,000  Lehman Brothers, 6.10%, dated
                       6/30/95, due 7/3/95
                       (Collateralized by $12,925,000
                       various U.S Government
                       Securities, 0.00%, 7/5/95-5/31/96,
                       market value--$12,639) .........................................      $ 12,390
                                                                                             --------
  Total Repurchase Agreements .........................................................        12,390
                                                                                             --------
  Total (Cost--$362,501)(a) ...........................................................      $419,759
                                                                                             ========


-------------

Percentages indicated are based on net assets of $427,483.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $1,410. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation ........   $ 64,660
                    Unrealized depreciation ........     (8,812)
                                                       --------
                    Net unrealized appreciation.....   $ 55,848
                                                       ========


(b)  Represents non-income producing security.

ADR--American Depository Receipt

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                                  SECURITY                                      MARKET
        AMOUNT                                 DESCRIPTION                                      VALUE
        ------                                 -----------                                     ------
COMMON STOCKS (97.6%):
Argentina (0.8%):
         53 Ba Embotllodora ...........................................................       $   67
     60,475 Cia Bavuera Oerez Companc SA ..............................................          254
      4,954 Ciadea SA .................................................................           24
     89,920 Telecom Argentina SA--Class B .............................................          409
    258,880 Telefonica de Argentina--Class B ..........................................          650
     17,801 Yacimentos Petroliferos Fiscades SA .......................................          339
                                                                                              ------
                                                                                               1,743
                                                                                              ------
Australia (2.3%):
    220,700 Boral Ltd. ................................................................          551
     69,520 Broken Hill Proprietary Co. ...............................................          854
     25,225 Coles Myer Ltd. ...........................................................           79
     55,500 CSR Ltd. ..................................................................          173
     41,900 Email Ltd. ................................................................          102
     51,900 Fai Insurances Ltd. .......................................................           21
    138,000 General Property Trust ....................................................          233
     80,000 M.I.M. Holdings Ltd. ......................................................           99
    119,800 National Australian Bank Ltd. .............................................          945
     20,250 News Corp. Ltd. ...........................................................          100
     20,800 Newcrest Mining Ltd. ......................................................           88
    126,700 Pioneer International Ltd. ................................................          315
     40,400 Southcorp Holdings Ltd. ...................................................           81
    104,800 Stockland Group ...........................................................          244
     88,900 News Corp. Ltd. ...........................................................          496
     54,600 TNT Ltd.(b) ...............................................................           72
     47,200 Western Mining Corp., Holding Ltd. ........................................          259
     81,100 Westfield Trust Units .....................................................          142
     93,900 Westpac Banking Corp.(b) ..................................................          339
                                                                                              ------
                                                                                               5,193
                                                                                              ------
Austria (1.5%):
       950 Austrian Airlines(b) .......................................................          161
    13,650 Bank of Austria ............................................................        1,136
     1,950 Bank of Austria, Participating Certificates ................................           69
       250 BWT AG .....................................................................           30
     1,848 Constantia Industries Holding(b) ...........................................          124
     2,450 Creditanstalt Bankverein ...................................................          144
     1,100 EA Generali AG .............................................................          324
     1,000 Lenzing AG .................................................................           93
     3,450 OEMV AG ....................................................................          398
       850 Osterreichische Brau-Beteiligungs AG .......................................           45
     5,350 Osterreichische Elekrizitaitswirts AG(b) ...................................          392
     6,500 Steyr-Daimler-Puch AG(b) ...................................................          117
     1,300 Veitsch-Radex AG(b) ........................................................           31
       750 Wienerberger Baustoffindustrie AG ..........................................          288
                                                                                              ------
                                                                                               3,352
                                                                                              ------
Belgium (1.9%):
    17,580 Delhaize Le Lion--PS .......................................................          792
     5,597 Electrabel NPV .............................................................        1,184
     1,592 Fortis AG ..................................................................          169
     1,116 GBL Bruxelles Lambert--PS ..................................................          150
     1,017 Generale de Banque SA ......................................................          327
       346 Kredietbank ................................................................           82
     1,302 Kredietbank AFVL ...........................................................          309
     2,990 NV Union Miniere SA(b) .....................................................          196
     2,236 Petrofina SA NPV ...........................................................          676
       699 Royal Belge SA .............................................................          132
       343 Solvay SA ..................................................................          190
                                                                                              ------
                                                                                               4,207
                                                                                              ------
Brazil (0.9%):
   378,000 Centrais Eletrobras ........................................................          104
 1,133,000 Cia Vale Do Rio Doce .......................................................          332
 1,211,000 Eletrobras Cent El .........................................................          329
   355,000 Light Servicos de El .......................................................          112
   886,000 Petrol Brasil ..............................................................           77
   141,000 Sadia Concordia SA .........................................................          131
 3,589,000 Sid Nacional ...............................................................           81
    13,000 Souza Cruz .................................................................           99
10,660,819 Telec Brasileiras TE .......................................................          337
   828,000 Telesp Tel S Paulo .........................................................          105
 1,458,000 Vale Rio Doce ..............................................................          224
                                                                                              ------
                                                                                               1,931
                                                                                              ------
Denmark (1.3%):
     3,550 Carlsberg AG ...............................................................          165
     2,650 Carlsberg AS-B .............................................................          124
     4,900 Den Danske Bank ............................................................          308
        13 D/S 1912--B ................................................................          248
         9 D/S Svendborg--B ...........................................................          247
       300 FLS Industries A/S B .......................................................           30
     2,850 ISS--International Service System--Class B .................................           74
       300 J Lauritzen Holdings A/S ...................................................           59
       250 Korn-Og Foderstof ..........................................................           10
       150 NKT Holdings AS ............................................................            9
     3,100 Novo Nordisk A/S B .........................................................          331
     3,072 Royal Copenhagen A/S Class A ...............................................          273
       600 Superfos AS ................................................................           49
    12,650 Tele Danmark AS Class B ....................................................          704
     3,750 Unidanmark A/S A ...........................................................          184
                                                                                              ------
                                                                                               2,815
                                                                                              ------
Finland (0.8%):
   135,320 Kansallis Banking Group(b) .................................................          147
    16,400 Kymmene OY .................................................................          511
    14,500 Nokia AB ...................................................................          860
     8,200 Repola OY SI ...............................................................          173
     1,200 Sampo Insurance Co. A Free .................................................           60
    40,400 Unitas Bank Ltd. A(b) ......................................................          131
                                                                                              ------
                                                                                               1,882
                                                                                              ------
France (9.4%):
     2,200 Accor SA ...................................................................          293
    11,800 Alcatel Alsthom ............................................................        1,063
    12,450 Axa SA .....................................................................          673


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                                  SECURITY                                   MARKET
        AMOUNT                                 DESCRIPTION                                   VALUE
        ------                                 -----------                                  ------
COMMON STOCKS, CONTINUED:
France, continued:
   12,200 Banque National de Paris ...............................................         $   589
    3,000 BIC ....................................................................             495
    1,050 Bouygues ...............................................................             126
    8,200 Carnaud Metal Box--SA ..................................................             367
    1,680 Carrefour ..............................................................             861
      440 Chargeurs ..............................................................              86
    7,300 Cie Financiere de Paribas ..............................................             439
    4,950 Compagnie de St. Gobain(b) .............................................             599
    9,600 Compagnie de Suez ......................................................             535
   17,850 Compagnie Francaise de Petroleum Total(b) ..............................           1,075
      750 Compagnie Francaise de Petroleum Total Certificates Petroliers(b) ......              34
    7,150 Compagnie Generale des Eaux ............................................             797
      650 Credit Foncier de France ...............................................              72
    5,250 Danone Group ...........................................................             884
    1,150 Dollfus-Mieg & Cie .....................................................              65
    1,650 Ecco SA ................................................................             259
   21,350 Elf Aquitaine ..........................................................           1,579
    6,600 Elf Sanofi .............................................................             366
    4,450 Eridania Beghin Say ....................................................             687
    3,250 Havas ..................................................................             258
    1,300 Imetal .................................................................             153
    5,455 L'Air Liquide ..........................................................             872
    6,235 Lafarge Coppee .........................................................             485
    7,750 Lagardere Group ........................................................             161
    7,750 Lagardere Group Warrants ...............................................               5
    2,000 Legrand(b) .............................................................             318
    4,450 L'Oreal ................................................................           1,117
    8,140 LVMH Moet Hennessy Louis Vuitton .......................................           1,466
    3,700 Lyonnaise des Eaux Dumez ...............................................             350
    7,550 Michelin B .............................................................             335
    8,120 Pernod Ricard ..........................................................             534
    1,500 Pinault-Printemps Redoute(b) ...........................................             322
    1,200 Promodes ...............................................................             274
    4,350 PSA Peugeot Citroen(b) .................................................             604
   26,850 Rhone-Poulenc--A .......................................................             606
    5,450 Schneider SA ...........................................................             431
      450 Societe d'Applications Generales D'electricite et de Mecanique(b) ......             259
    5,273 Societe Generale de Paris ..............................................             617
    8,350 Thomson CSF(b) .........................................................             187
                                                                                           -------
                                                                                            21,298
                                                                                           -------
Germany (14.4%):
      600 AGIV AG--Fuer Industrie und Verkehrswesen ..............................             194
    2,474 Allianz AG Holdings ....................................................           4,429
    1,924 Allianz AG Holdings Rights(b) ..........................................             143
      440 AMB--AAchener und Muenchener-Beteiligungs AG ...........................             305
      110 AMB--AAchener und Muenchener-Beteiligungs AG, Registered ...............              81
      280 Asko deutsche kaufhaus AG ..............................................             175
    4,780 BASF AG ................................................................           1,019
    5,530 Bayer AG ...............................................................           1,373
    1,310 Bayer Hypotheken--und Wechsel-Bank AG ..................................             357
    1,730 Bayerische Vereinsbank(b) ..............................................             524
      430 Beiersdorf .............................................................             341
      220 Bilfinger & Berger Bau AG ..............................................             102
       17 CKAG Colonia Knozern ...................................................              15
      230 Colonia konzern AG-R ...................................................             207
    4,540 Daimler Benz AG ........................................................           2,087
      730 Degussa ................................................................             228
   46,900 Deutsche Bank AG .......................................................           2,280
    3,680 Deutsche Lufthansa AG(b) ...............................................             532
      310 Douglas Holdings AG ....................................................             117
   28,800 Dresdner Bank AG .......................................................             832
      150 Escada AG ..............................................................              33
      900 Fag Kuglefischer George Schaefer Kommanditgesellschaft Auf Aktien(b) ...             123
      490 Heidelberger Zement AG .................................................             419
      900 Hochtief AG ............................................................             504
      500 Karstadt AG ............................................................             219
    1,170 Kaufhof AG .............................................................             420
    2,270 Kloeckner, Humbolt-Deutz AG(b) .........................................              75
      490 Linde AG(b) ............................................................             290
      490 Linotype-Hell AG(b) ....................................................             109
    1,060 Man AG .................................................................             272
    3,880 Mannesmann AG ..........................................................           1,184
       70 Muenshener Ruechver-Sicherungs Gesellschaft ............................             132
      785 Muenshener Ruechver-Richerung Gesellschaft--Vink .......................           1,718
    2,780 Preussag AG ............................................................             831
    3,177 RWE--Rheinisch-Westfaelisches Elektrizitaetswerk AG ....................           1,103
      220 Salamander AG ..........................................................              46
      690 SAP AG .................................................................             916
      470 SAP AG--Vorzug .........................................................             595
    4,500 Schering AG ............................................................             314
    6,370 Siemens AG .............................................................           3,153
    3,265 Thyssen AG(b) ..........................................................             608
    6,230 Veba AG ................................................................           2,443
    1,550 Viag AG ................................................................             608
    3,670 Volkswagen AG ..........................................................           1,056
      580 Volkswagen AG Vorzugsaktien ............................................             128
                                                                                           -------
                                                                                            32,640
                                                                                           -------
Greece (1.1%):
    6,700 Alpha Credit Bank ......................................................             372
    9,931 Commercial Bank of Greece ..............................................             424
    6,650 Ergo Bank ..............................................................             306
   11,050 Hellenic Bottling ......................................................             328
    8,650 Hellenic Sugar .........................................................             131
   26,960 Heracles General Cement Co. ............................................             264

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                           SECURITY                         MARKET
        AMOUNT                           DESCRIPTION                        VALUE
        ------                           -----------                       ------
COMMON STOCKS, CONTINUED:
Greece, continued:
      2,900 Intracom SA ...........................................        $    80
      7,090 Intracom GRD 700 BR Bonus Issue(b) ....................            166
      5,900 National Bank of Greece ...............................            322
                                                                           -------
                                                                             2,393
                                                                           -------
Hong Kong (0.8%):
    158,400 Applied International Holdings(b) .....................             16
     30,700 Bank of East Asia .....................................             92
     95,000 Cathay Pacific Airways ................................            139
    106,000 Hong Kong Telecommunications ..........................            210
    145,000 Hutchison Whampoa .....................................            701
    215,000 Oriental Press Group ..................................             87
     68,000 Swire Pacific Ltd. A ..................................            519
     13,000 Television Broadcasts .................................             46
     13,440 Wing Lung Bank ........................................             76
                                                                           -------
                                                                             1,886
                                                                           -------
Indonesia (1.3%):
    167,000 Astra International PT--Foreign Registry ..............            296
     25,000 Bank International Indonesia PT .......................             77
    136,000 Bank International Indonesia PT--Foreign Registry .....            318
    203,000 Barito Pacific Tim ....................................            292
     41,500 Gudang Garam ..........................................            319
     69,000 Indocement Tunggal Prakarsa PT--Foreign Registry ......            271
     45,000 Indosat PT ............................................            171
     40,500 Init Indorayon ........................................             88
  1,246,000 Polysindo Eka Perkasa PT(b) ...........................            700
     36,000 Sampoerna HS ..........................................            283
     86,000 Smart(b) ..............................................             91
     53,000 Smart Valorin(b) ......................................             56
                                                                           -------
                                                                             2,962
                                                                           -------
Ireland (0.2%):
     55,400 Allied Irish Banks ....................................            261
     27,400 James Crean PLC .......................................             96
                                                                           -------
                                                                               357
                                                                           -------
Italy (6.6%):
     19,800 Acciaerie e Ferriere Lombarde Falck SPA(b) ............             28
    206,000 Alitalia SPA ..........................................             98
    103,480 Assicorazioni Generali SPA ............................          2,432
    207,000 Banca Commerciale Italiana ............................            468
     28,200 Banca Nazionale Dell'agricoltura SPA ..................             22
     82,800 Banco Ambrosiano Veneto SPA ...........................            274
     27,800 Benetton Group SPA ....................................            275
     25,500 Burgo .................................................            168
    344,000 Credito Italiano ......................................            399
     69,500 Edison SPA ............................................            310
    506,800 Fiat SPA ..............................................          1,787
    149,400 Fiat SPA Privileged(b) ................................            325
    106,100 Fiat SPA di Risp non convertible(b) ...................            229
    133,000 Fidis-finanziaria di sviluppo SPA .....................            284
     67,800 Impregilo SPA(b) ......................................             65
    202,300 Ing C Olivetti & C SPA(b) .............................            198
    112,600 Istituto Bancario san Paolo di Torina .................            610
     28,000 Italcementi SPA(b) ....................................            193
    106,900 Italgas ...............................................            278
     22,600 La Previdenta Assicurazoni SPA ........................            163
     35,600 La Rinascente SPA .....................................            202
     68,720 Mediobanca SPA ........................................            499
    636,000 Montedison SPA ........................................            455
    166,100 Parmalat finanziaria SPA ..............................            148
    240,900 Pirelli SPA(b) ........................................            320
     51,300 Ras--Riuniune Adriatici de Sicurta SPA ................            543
     15,200 Ras RNC ...............................................             97
     13,600 Riunione Adruatica di Sicurt SPA di Risp ..............             87
     18,000 Sai--Societa Assicuratrice Industriale SPA ............            192
     55,700 Saipem ................................................            112
     55,700 Sirti SPA .............................................            412
     87,500 SME Meridionale SPA ...................................            218
    994,600 Telecom Italia SPA ....................................          2,696
    214,400 Telecom Italia--di Risp ...............................            454
                                                                           -------
                                                                            15,041
                                                                           -------
Japan (30.1%):
     13,000 Ajinomoto Co. .........................................            134
      9,000 Amano Corp. ...........................................            106
     32,000 Aoki Corp.(b) .........................................            116
      2,000 Arabian Oil Co. .......................................             85
     74,000 Asahi Bank, Ltd. ......................................            790
      3,000 Asahi Breweries Ltd. ..................................             35
     72,000 Asahi Chemical Industry ...............................            473
     20,000 Asahi Glass Co. Ltd. ..................................            221
     27,000 Asahi Optical(b) ......................................             90
     63,000 Asics Corp. ...........................................            175
     56,000 Bank of Tokyo .........................................            898
     78,000 Bank of Yokohama ......................................            662
     19,000 Bridgestone Corp. .....................................            280
     27,000 Canon, Inc. ...........................................            439
     22,000 Chiba Bank ............................................            200
      9,000 Chugai Pharmaceutical .................................             91
     40,000 Citizen Watch .........................................            248
     26,000 Cosmo Oil Co., Ltd. ...................................            147
     18,000 Dai Nippon Printing Co., Ltd. .........................            287
     53,000 Daido Steel Co. .......................................            250
      9,000 Daifuku Co. ...........................................            101
     96,000 Dai-Ichi Kangyo Bank ..................................          1,732
     15,000 Daikin Industries, Ltd. ...............................            121
      9,000 Daishowa Paper Manufacturing Co., Ltd.(b) .............             40
      9,000 Daito Trust ...........................................             84
     17,000 Daiwa House Industries.................................            261

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                           SECURITY                             MARKET
        AMOUNT                           DESCRIPTION                            VALUE
        ------                           -----------                           ------
COMMON STOCK, CONTINUED:
Japan, continued:
     65,000 Daiwa Securities Co., Ltd. ...............................         $  685
     97,000 Denki Kagaku Kogyo(b) ....................................            323
      7,000 Ebara Corp. ..............................................             85
      8,000 Fanuc Co. ................................................            345
    110,000 Fuji Bank Ltd. ...........................................          2,218
     13,000 Fuji Photo Film Ord ......................................            308
      6,000 Fujikura .................................................             35
     22,000 Fujita Corp.(b) ..........................................            104
      5,000 Fujita Kanko, Inc. .......................................            110
     65,000 Fujitsu, Ltd. ............................................            648
     32,000 Furukawa Electric Co. ....................................            151
     23,000 Gunma Bank ...............................................            274
     48,000 Hankyu Corp. .............................................            288
     10,000 Hankyu Department Store ..................................            119
     10,000 Haseko ...................................................             76
     33,000 Hazama-gumi(b) ...........................................            137
      3,000 Hirose Electric ..........................................            186
     94,000 Hitachi, Ltd. ............................................            937
     31,000 Honda Motor Co. ..........................................            475
     22,000 Honshu Paper Co., Ltd. ...................................            129
      4,000 House Food Industry ......................................             84
     78,000 Industrial Bank of Japan .................................          1,958
      6,000 Isetan ...................................................             81
     11,000 Ito Yokado Co., Ltd. .....................................            580
     72,000 Itochu Corp. .............................................            420
     10,000 Iwatani & Co. ............................................             47
    119,000 Japan Air Lines(b) .......................................            764
     44,000 Japan Energy Corp. .......................................            143
     66,000 Japan Steel Works ........................................            147
     20,000 Joyo Bank ................................................            170
     14,000 Jusco Co., Ltd. ..........................................            291
     33,000 Kajima Corp. .............................................            328
      8,000 Kamigumi Co., Ltd. .......................................             80
     32,000 Kaneka Corp. .............................................            206
     28,000 Kansai Electric Power ....................................            753
     14,000 Kao Corp. ................................................            169
     10,000 Kawasaki Kisen(b) ........................................             26
    154,000 Kawasaki Steel Corp.(b) ..................................            512
     29,000 Keihin Railway ...........................................            192
      9,000 Kinden Corp. .............................................            168
    137,000 Kinki Nippon Railway(b) ..................................          1,202
     49,000 Kirin Brewery Co. ........................................            520
    161,000 Kobe Steel, Ltd.(b) ......................................            384
      4,000 Kokuyo Co., Ltd. .........................................             90
     10,000 Komatsu, Ltd. ............................................             76
     53,000 Konica Corp. .............................................            324
     40,000 Koyo Sieko ...............................................            297
     26,000 Kubota Corp. .............................................            166
     56,000 Kumagai Gumi Co. .........................................            234
     15,000 Kurabo Industries ........................................             54
     13,000 Kuraray Co., Ltd. ........................................            141
     26,000 Kureha Chemical Industry .................................            104
      8,000 Kyocera Corp. ............................................            658
     20,000 Kyowa Hakko Kogyo ........................................            194
     21,000 Lion Corp. ...............................................            121
      4,000 Makita Corp. .............................................             55
    123,000 Marubeni Corp. ...........................................            625
     10,000 Marui Co., Ltd. ..........................................            159
     67,000 Matsushita Electric Industrial Co. .......................          1,043
     12,000 Meiji Seika ..............................................             70
     32,000 Menebea Co., Ltd. ........................................            205
      9,000 Misawa ...................................................             75
     48,000 Mitsubishi Corp. .........................................            546
     40,000 Mitsubishi Electric Corp. ................................            281
     51,000 Mitsubishi Estate Co., Ltd. ..............................            574
     74,000 Mitsubishi Heavy Industries ..............................            503
     36,000 Mitsubishi Kasei Corp. ...................................            154
     67,000 Mitsubishi Materials Corp. ...............................            300
     17,000 Mitsubishi Oil Co. .......................................            163
     12,000 Mitsubishi Steel Manufacturing(b) ........................             58
     59,000 Mitsubishi Trust & Banking ...............................            835
     33,000 Mitsui Engineering & Shipbuilding Co.(b) .................             72
     29,000 Mitsui Fudosan ...........................................            332
     14,000 Mitsui Marine & Fire .....................................             92
     30,000 Mitsui Mining & Smelting(b) ..............................             89
     18,000 Mitsui O.S.K. Lines, Ltd.(b) .............................             50
     51,000 Mitsui Taotsu Chemical ...................................            188
     50,000 Mitsui Trust & Banking Co. ...............................            460
     59,000 Mitsui & Co. .............................................            461
     34,000 Mitsui-soko ..............................................            247
      4,000 Mori Seiki(b) ............................................             71
      7,000 Murata Manufacturing Co., Ltd. ...........................            265
     68,000 NEC Corp. ................................................            745
     28,000 New Oji Paper Co., Ltd. ..................................            269
     14,000 NGK Insulators ...........................................            127
     33,000 Nichii Co., Ltd. .........................................            358
     58,000 Niigata Engineering(b) ...................................            171
     15,000 Nippon Beer Sugar Manufacturing ..........................             59
     33,000 Nippon Express Co., Ltd. .................................            304
     11,000 Nippon Fire & Marine .....................................             69
     10,000 Nippon Light Metal Co. ...................................             46
     10,000 Nippon Meat Packers ......................................            146
     50,000 Nippon Oil Co. ...........................................            314
     44,000 Nippon Paper Industries Co. ..............................            285
     31,000 Nippon Sheet Glass .......................................            139
     11,000 Nippon Shinpan Co. .......................................             71
     12,000 Nippon Shokubai K.K. Co. .................................            106
    280,000 Nippon Steel Co. .........................................            911
     27,000 Nippon Yusen Kabushiki Kaisha ............................            151
     24,000 Nippondenso Co., Ltd. ....................................            436
     19,000 Nishimatsu ...............................................            226
    134,000 Nissan Motors Co., Ltd. ..................................            856
     13,000 Nisshinbo Industries .....................................            103
      4,000 Nissin Food Products .....................................             98
    199,000 NKK Corp.(b) .............................................            467
     83,000 Nomura Securities Co., Ltd. ..............................          1,449
     22,000 Noritake Co., Ltd. .......................................            147

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                           SECURITY                          MARKET
        AMOUNT                           DESCRIPTION                         VALUE
        ------                           -----------                        ------
COMMON STOCK, CONTINUED:
Japan, continued:
     25,000 NSK, Ltd. .............................................         $   144
     37,000 NTN Corp. .............................................             218
     43,000 Obayashi Corp. ........................................             331
     34,000 Odakyu Electric Railway ...............................             247
     18,000 Okumura Corp. .........................................             171
     17,000 Omron Corp. ...........................................             325
      6,000 Orix Corp. ............................................             200
     82,000 Osaka Gas Corp. .......................................             303
     20,000 Penta Ocean ...........................................             127
     11,000 Pioneer Electronics Corp. .............................             187
     49,000 Ricoh Corp., Ltd. .....................................             421
      5,000 Rohm ..................................................             257
    114,000 Sakura Bank Ltd. ......................................           1,190
     14,000 Sankyo Co., Ltd. ......................................             325
     56,000 Sanyo Electric Co., Ltd. ..............................             275
      6,000 Secom .................................................             377
      4,000 Sega Enterprises, Ltd. ................................             142
      9,000 Seino Transportation ..................................             152
     32,000 Sekisui Chemical ......................................             379
     24,000 Sekisui House, Ltd. ...................................             297
     12,000 Seven Eleven Japan ....................................             859
     52,000 Sharp Corp. ...........................................             687
     25,000 Shimizu Corp. .........................................             242
      8,000 Shin-Etsu Chemical ....................................             141
     13,000 Shionogi & Co. ........................................             115
     30,000 Shizuoka Bank .........................................             375
     59,000 Showa Denko K.K.(b) ...................................             174
      8,000 Skylark ...............................................             125
     11,000 Sony Corp. ............................................             528
    109,000 Sumitomo Bank .........................................           1,890
     33,000 Sumitomo Chemical Co. .................................             129
     31,000 Sumitomo Corp. ........................................             282
     15,000 Sumitomo Electric Industries(b) .......................             179
     22,000 Sumitomo Marine & Fire Insurance ......................             175
    125,000 Sumitomo Metal Industries .............................             326
     14,000 Sumitomo Metal & Mining(b) ............................             103
     43,000 Taisei Corp. ..........................................             254
     18,000 Taisho Pharmaceutical .................................             348
     26,000 Takashimaya Co. .......................................             350
     27,000 Takeda Chemical Industries ............................             357
     12,000 Teijin Ltd. ...........................................              57
     14,000 Teikoku Oil ...........................................              83
     24,000 The Daiei, Inc. .......................................             292
     13,000 The Nichido Fire & Marine Insurance Co., Ltd. .........             105
     18,000 Tobu Railway ..........................................             112
     16,000 Tohoku Electric Power .................................             443
     67,000 Tokai Bank ............................................             743
     43,000 Tokio Marine & Fire Insurance .........................             493
      8,000 Tokyo Dome Corp. ......................................             123
     54,000 Tokyo Electric Power ..................................           1,656
      6,000 Tokyo Electron, Ltd. ..................................             205
     92,000 Tokyo Gas, Ltd. .......................................             362
     34,000 Tokyu Corp. ...........................................             218
     35,000 Toppan Printing Co., Ltd. .............................             458
     22,000 Topy Industries .......................................              96
     75,000 Toray Industries, Inc. ................................             466
     72,000 Tosoh .................................................             271
      8,000 Tostem Corp. ..........................................             246
     45,000 Toto ..................................................             642
      7,000 Toyo Seikan Kaisha ....................................             205
     27,000 Toyobo Ltd. ...........................................              89
     14,000 Toyoda Auto Loom Works ................................             253
    108,000 Toyota Motor Co. ......................................           2,140
     74,000 UBE Industries(b) .....................................             258
     48,000 Unitika, Ltd.(b) ......................................             122
     18,000 Yamaha Corp. ..........................................             196
     10,000 Yamanouchi Pharmaceutical .............................             225
     28,000 Yamato Transport Co., Ltd. ............................             298
     43,000 Yasuda Trust & Banking ................................             281
     23,000 Yokogawa Electric Corp. ...............................             161
                                                                            -------
                                                                             68,415
                                                                            -------
Malaysia (0.4%):
    147,500 Faber Group(b) ........................................             142
      8,000 Highlands & Lowlands Berhad ...........................              15
      5,000 Idris Hydraulic Berhad(b) .............................               7
    146,000 Industrial Oxygen, Inc. Berhad ........................             192
     20,500 Land & General Holdings ...............................              69
     37,000 Nestle Berhad .........................................             284
     18,000 Pan Malaysia Cement Works .............................              65
      2,000 Promet Berhad(b) ......................................               2
     41,000 Rashid Hussain Berhad .................................             131
     16,000 Tenaga Nasional Berhad ................................              65
                                                                            -------
                                                                                972
                                                                            -------
Mexico (0.4%):
     21,330 Cementos de Mexico, Class A ...........................              74
     16,200 Cementos de Mexico, Class B(b) ........................              58
     51,000 Cifra S.A. de C.V., Series C ..........................              67
     33,500 Grupo Carso S.A., Series A1(b) ........................             183
     29,000 Kimberly-Clark de Mexico Class A ......................             333
    103,000 Telefonos de Mexico S.A., Class L .....................             152
      9,960 Tolmex S.A., Series B2(b) .............................              39
     29,880 Vitro S.A .............................................              85
                                                                            -------
                                                                                991
                                                                            -------
Netherlands (2.5%):
     20,150 ABN Amro Holdings NV ..................................             778
      5,500 Akzo Nobel NV .........................................             657
     21,000 Elsevier NV NTFL1 .....................................             248
      1,625 Heineken NV ...........................................             246
      7,600 Internationale Nederlanden Group ......................             420
     11,100 Philips Electronics ...................................             470
     19,850 Koninklijke Nederlande Petroleum(b) ...................           2,424
      3,700 Unilever NV ...........................................             481
                                                                            -------
                                                                              5,724
                                                                            -------


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                           SECURITY                          MARKET
        AMOUNT                           DESCRIPTION                         VALUE
        ------                           -----------                        ------
COMMON STOCK, CONTINUED:
New Zealand (0.4%):
    52,200 Fisher & Paykel Industries ............................        $  153
    78,200 Lion Nathan, Ltd. .....................................           155
   115,800 Telecom Corp. of New Zealand ..........................           433
    34,837 Wilson & Horton, Ltd. .................................           199
                                                                          ------
                                                                             940
                                                                          ------
Norway (0.7%):
     5,880 Aker A/S Series B .....................................            74
     8,400 Aker A/S, Series A ....................................           113
    12,800 Hafslund Nycomed A/S Series A .........................           296
     6,090 Kvaerner A/S, Series A ................................           277
    16,080 Norsk Hydro A/S .......................................           675
     2,560 Norske SkogsindustrierA/S Series B ....................            85
    12,880 Vard A Ord(b) .........................................            23
                                                                          ------
                                                                           1,543
                                                                          ------
Phillipines (0.8%):
   162,960 Ayala Corp., Class B ..................................           182
   278,750 Ayala Land, Inc., Class B .............................           323
    21,450 Manila Electric Co., Class B ..........................           172
     7,300 Metropolitan Bank .....................................           159
   357,500 Petron Corp. ..........................................           235
     7,400 Philippine Long Distance Telephone Co. ................           530
    15,390 Philippine National Bank(b) ...........................           180
    34,970 San Miguel Corp., Class B .............................           145
                                                                          ------
                                                                           1,926
                                                                          ------
Portugal (0.9%):
    25,070 Banco Commercial Portugues--Registered ................           332
    18,270 Banco Espirito Santo e Commerical de Lisboa ...........           305
    10,930 Banco Portuguese de Investimento-Registered ...........           191
     3,800 Jeronimo Martins ......................................           192
     2,250 Modelo Contin SGPS ....................................           208
     2,900 Modelo SGPS ...........................................           103
    13,800 Sonae Industria e Investimentos .......................           331
     5,450 Soporcel(b) ...........................................           141
    15,740 Unicer-Unioa Cervejeira ...............................           266
                                                                          ------
                                                                           2,069
                                                                          ------
Singapore (0.3%):
    82,000 Chuan Hup Holdings ....................................            67
   243,000 Hotel Properties, Ltd .................................           430
   229,000 Neptune Orient Lines ..................................           269
    12,000 Promet Berhad(b) ......................................            11
                                                                          ------
                                                                             777
                                                                          ------
Spain (3.2%):
       800 Acerinox SA ...........................................            98
    15,200 Banco Bilbao Vizcaya ..................................           438
    11,300 Banco Central Hispanoamericano ........................           239
    12,900 Banco de Santander ....................................           509
    12,300 Corporacion Bancaria de Espana SA(b) ..................           454
     5,600 Corporacion Financiera Alba ...........................           289
     2,300 Corporacion Mapfre cia International d SA .............           113
     9,600 Ebro Agricolas, Compania de Alimentacion SA ...........           100
     4,700 El Aguila SA(b) .......................................            35
     2,000 Empresa Nacional de Celulosa ..........................            51
    25,400 Empresa Nacional de Electricidad SA ...................         1,254
    23,200 Ercros SA(b) ..........................................            26
     2,800 Fabricacion Automovile Renault de Espanola ............            84
     1,500 Fomento de Construcciones y Contrates SA ..............           128
     3,000 Gas Natural SDG .......................................           358
    69,600 Iberdrola .............................................           524
     5,400 Inmobiliaria Metropolitana Vasco Central SA ...........           160
    20,100 Repsol SA .............................................           632
    16,800 Sarrio SA(b) ..........................................            85
     6,000 Tabacalera SA--A ......................................           224
    82,600 Telefonica de Espana ..................................         1,064
    48,310 Union Electric Penosa SA ..............................           226
    10,800 Uralita SA(b) .........................................           130
     4,200 Vallehermoso SA .......................................            72
     4,000 Viscofan Industria Navarra de Envolturas Celulosica ...            59
                                                                          ------
                                                                           7,352
                                                                          ------
Sweden (1.7%):
     2,350 Asea AB A Free ........................................           202
       800 Asea AB B Free ........................................            68
    19,500 Astra AB A Free .......................................           601
     6,800 Astra AB B Free .......................................           205
    13,300 Atlas Copco AB A Free .................................           186
     1,000 Atlas Copco AB B Free .................................            14
     4,450 Electrolux AB, Class B Free ...........................           202
    29,800 Ericsson ..............................................           594
     4,600 Esselte AB B Free .....................................            57
     6,400 Hennes & Mauritz AB B Free ............................           375
     4,200 Skandia Forsakrings AB ................................            81
    20,200 Skandiaviska Enskilda Banken Series A Free ............           105
     4,150 Skanska AB Series B ...................................            96
     5,750 Stora Kopparberg B ....................................            78
    14,000 Stora Kopparbergs .....................................           188
    15,500 Svenska Cellulosa .....................................           288
       800 Svenska Handlesbank B .................................            11
    11,150 Svenska Handlespanken A ...............................           166
     1,750 S.K.F. AB Series B Free ...............................            35
     7,150 Trelleborg AB B Free ..................................            84


Continued

                                                                              53

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                           SECURITY                          MARKET
        AMOUNT                           DESCRIPTION                         VALUE
        ------                           -----------                        ------
COMMON STOCKS, CONTINUED:
Sweden, continued:
     14,500 Volvo AB B Free..............................................      $  276
                                                                               ------
                                                                                3,912
                                                                               ------
Switzerland (2.0%):
        150 Alusuisse-Lonza Holding AG ..................................          94
        260 BBC Brown Boveri AG .........................................         269
        600 Ciba Geigy AG ...............................................         439
      2,250 CS Holdings .................................................         206
        100 Danzas Holding AG--registered(b) ............................          86
        570 Nestle SA--registered .......................................         593
         40 Roche Holdings ..............................................         444
        130 Roche Holdings AG Genusscheine ..............................         837
      1,000 Sandoz AG--registered .......................................         689
        230 Schweizerischer Bankgesellsacht .............................         238
        320 Schweizerischer Bankverein ..................................         113
        390 Schweizerischer Rueckversicherungsgesel .....................         300
      1,150 Societe Suisse pour la Microeletronique et l'Horlogerie .....         155
                                                                               ------
                                                                                4,463
                                                                               ------
Thailand (1.1%):
     30,000 Advanced Information Systems PLC Foreign Registered Shares ..         443
     41,800 Bangkok Bank ................................................         461
    136,290 Krung Thai Bank, Ltd. (Foreign) .............................         552
    235,500 Padaeng Industries ..........................................         313
      7,700 Shinawatra Corp. & Co. ......................................         191
     76,700 Telecomasia(b) ..............................................         284
     95,200 Thai Airways International ..................................         212
     41,000 Thai Airways International Foreign Registered Shares(b) .....          82
                                                                               ------
                                                                                2,538
                                                                               ------
Turkey (1.2%):
    294,000 Akbank TRL ..................................................          75
    102,000 Aksa TRL ....................................................          90
    371,100 Arcelik AS TRL Ord(b) .......................................         113
    399,000 Eczacibasi Yatirim(b) .......................................         199
     25,800 Ege Biracilik ve Mal ........................................          30
  1,807,450 Eregli Demir ve Celik Fabrik ................................         233
    100,640 Ericiyas Biracilik ..........................................          87
  2,270,500 Izmir Demir Celik(b) ........................................          87
    253,300 Koc Holdings AS .............................................         250
    175,200 Netas Telekomunik TR ........................................          61
    390,000 Petrokimya as TRL ...........................................         349
    356,600 Petrol Ofisi TRL ............................................         105
    546,000 Raks Electronik .............................................         213
    220,080 T Garanti Bankasi AS(b) .....................................          30
    171,200 Tofas Turk Otomobil Fabrikas(b) .............................         151
  1,949,865 Tupras Turkiye Petrol Rafinerileri AS .......................         463
    649,800 Turk Hava Yollari AS(b) .....................................         116
                                                                               ------
                                                                                2,652
                                                                               ------
United Kingdom (7.2%):
     50,900 Abbey National PLC ..........................................         379
     37,500 Allied Irish Banks PLC ......................................         178
     42,900 Argyll Group PLC Ord ........................................         229
     24,700 Barclays Bank ...............................................         265
     24,700 Barratt Developments PLC ....................................          72
     70,400 B.A.T. Industries ...........................................         538
     21,900 Bicc PLC ....................................................         103
     21,700 The Boots Co. PLC ...........................................         176
     28,300 Bowthorpe PLC ...............................................         167
      7,400 British Aerospace PLC .......................................          66
     28,200 British Airways PLC .........................................         185
     77,300 British Gas PLC .............................................         356
     18,720 British Land Co., PLC .......................................         119
    135,700 British Petroleum Co., PLC ..................................         972
     67,600 British Steel PLC ...........................................         185
    148,900 British Telecom PLC .........................................         928
    100,700 BTR PLC .....................................................         511
     56,300 Cable & Wireless PLC ........................................         385
     42,285 Cadbury Schweppes PLC .......................................         308
     67,300 Camas .......................................................          76
      7,500 Commercial Union PLC ........................................          70
      6,960 Costain Group PLC ...........................................          12
     24,900 Electrocomponents Ord .......................................         237
     48,900 English China Clays PLC .....................................         302
     47,300 The General Electric Co., PLC ...............................         231
     64,000 Glaxo Wellcome PLC ..........................................         785
     22,800 Great Universal Stores PLC ..................................         213
     31,000 Guinness PLC ................................................         233
    200,900 Hanson PLC ..................................................         702
     61,200 Harrison & Crossfield PLC ...................................         138
     56,800 HSBC Holdings PLC ...........................................         732
     15,700 Imperial Chemical Inds ......................................         192
     48,600 Land Securities PLC .........................................         470
     53,500 Lonrho PLC ..................................................         126
     89,900 Marks & Spencer PLC .........................................         578
     33,800 National Power PLC ..........................................         239
     22,700 Next PLC ....................................................         123
     22,300 Oxford Instruments PLC ......................................         140
     18,600 Peninsular & Oriental Steam Navigation Co. ..................         171
     17,600 Pilkington Bros .............................................          49
     33,300 Pilkington PLC ..............................................          92
     42,600 Reuters Holdings PLC ........................................         355
     40,900 Rexam PLC ...................................................         314
     33,200 Rolls-Royce PLC .............................................          92
     23,500 The Royal Bank of Scotland PLC ..............................         160
     19,100 Royal Insurance PLC .........................................          94
     22,500 RTZ Corp. ...................................................         293
     54,900 Sainsbury PLC ...............................................         386
     12,000 Scottish & Newcastle PLC ....................................         105
     35,400 Smithkline Beecham - Class A ................................         320
     36,300 Smithkline Beecham Units ....................................         322
     36,700 St. James's Place Capital PLC ...............................          64
     41,800 Tarmac PLC ..................................................          75
     31,800 Taylor Woodrow PLC ..........................................          58


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amount)

      SHARES OR
      PRINCIPAL                           SECURITY                        MARKET
        AMOUNT                           DESCRIPTION                       VALUE
        ------                           -----------                      ------
COMMON STOCKS, CONTINUED:
United Kingdom, continued:
   117,000 Tesco PLC .....................................              $    539
    13,600 Thorn EMI PLC .................................                   282
    18,700 Unilever PLC ..................................                   378
    26,500 Zeneca Group PLC ..............................                   447
                                                                        --------
                                                                          16,317
                                                                        --------
U.S. Dollar Denominated (1.5%):
     5,883 Banco O'Higgins ADR ...........................                   135
     6,712 Cervezas ......................................                   179
     4,662 Chilectra Metro ...............................                   237
    11,891 Chilgener ADR .................................                   376
     8,500 Cristalerias de Chile ADR .....................                   210
     4,066 Embotella Andina ADR ..........................                   143
    19,962 Endesa ADR ....................................                   529
    10,028 Enersis .......................................                   296
     4,711 Labchile ADR ..................................                    89
     7,615 Madeco ........................................                   219
    11,887 Mader y Sint ..................................                   223
     6,409 Sociedad Quimic ...............................                   303
     3,796 Telefonos de ci ...............................                   309
     1,615 U.S. Industries, Inc. .........................                    22
     2,500 Vina Concho ADR ...............................                    48
                                                                        --------
                                                                           3,318
                                                                        --------
      Total Common Stocks ................................               221,609

PREFERRED STOCKS (0.3%):
Germany (0.3%):
       140 Escada AG - ...................................                    27
     2,810 RWE -- Rheinisch -- Westfaelisches
             Elektrizitaetswerk AG - .....................                   772
                                                                        --------
   Total Preferred Stocks.................................                   799
                                                                        --------
U.S. TREASURY BILLS (0.1%):
   $15,000 9/14/95........................................                    15
   240,000 9/14/95........................................                   237
    25,000 9/14/95........................................                    25
                                                                        --------
   Total U.S. Treasury Bills..............................                   277
                                                                        --------
   Total Investments, at value............................               222,685
                                                                        --------
REPURCHASE AGREEMENTS (3.4%):
 7,750,000 State Street Bank, 5.50%, dated 6/30/95,
             due 7/3/95 (Collateralized by
             $7,940,000 U.S. Treasury Notes,
             4.75%, 9/20/95, market
             value--$7,818)...............................                 7,750
                                                                        --------
      Total Repurchase Agreements                                          7,750
                                                                        --------
      Total (Cost--$217,827)(a                                          $230,435
                                                                        ========

_______________________

Percentages indicated are based on net assets of $227,014.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $53 and by the tax cost basis adjustments of $723 for certain securities. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

           Unrealized appreciation .......................             $ 23,914
           Unrealized depreciation .......................              (12,082)
                                                                       --------
           Net unrealized appreciation ...................             $ 11,832
                                                                       ========

(b)      Represents non-income producing security.

ADR--American Depositary Receipt

At June 30, 1995, the Portfolio's open futures contracts were as follows:

                                                                               CURRENT
                                                                   OPENING      MARKET
   # OF                            CONTRACT                       POSITIONS     VALUE
 CONTRACTS                           TYPE                           (000)       (000)
 ---------   -------------------------------------------------    ---------    -------
     9       Eurotop 100 .....................................      $1,124      $1,103
    11       Nikkei ..........................................         821         798


See notes to financial statements.
                                                                              55

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                              JUNE 30, 1995

                                                                                (Amounts in Thousands except per share amounts)

                                                                                                                LARGE
                                                                          ASSET       INCOME      EQUITY       COMPANY    BLUE CHIP
                                                                        ALLOCATION    EQUITY      INDEX         VALUE      EQUITY
                                                                           FUND        FUND        FUND          FUND       FUND
                                                                        ----------   --------     --------     --------   ---------
ASSETS:
Investments, at value ...............................................    $37,807     $186,634     $228,345     $321,184    $42,526
Repurchase agreements ...............................................      7,207        1,416        9,781       56,533        426
                                                                         -------     --------     --------     --------    -------
                                                                          45,014      188,050      238,126      377,717     42,952
Interest and dividend receivable ....................................        358          675          483          555         97
Receivable from brokers for investments sold ........................                                   75        6,653
Receivable for capital shares issued ................................        279          404          841        1,848         34
Receivable from advisor .............................................          7                        66            5          8
Organization costs ..................................................          6            2            8           10         15
Prepaid expenses and other assets ...................................                      66            1            1          1
                                                                         -------     --------     --------     --------    -------
TOTAL ASSETS ........................................................     45,664      189,197      239,600      386,789     43,107
                                                                         -------     --------     --------     --------    -------
LIABILITIES:
Cash overdraft ......................................................         25           30           24          411          9
Dividends payable ...................................................         13          198           99          264         20
Payable to brokers for investments purchased ........................                                            15,462
Payable for capital shares redeemed .................................        154          643           44          336        102
Net payable for variation margin on futures contracts ...............         14                        23            6
Options written, at value (premiums received $242)                                                                  323
Accrued expenses and other payables:
   Investment advisory fees .........................................         24          115           57          219         27
   Administration fees ..............................................          6           26           32           50          6
   12b-1 fees (Class A) .............................................          1            3            1            1          1
   12b-1 fees (Class B) .............................................          2            2            1
   Other ............................................................          3                        13                      22
                                                                         -------     --------     --------     --------    -------
TOTAL LIABILITIES ...................................................        242        1,017          294       17,072        187
                                                                         -------     --------     --------     --------    -------
NET ASSETS:
Capital .............................................................     42,867      141,600      199,824      329,025     33,142
Undistributed (distributions in excess of) net investment income ....          8           41         (232)           7         26
Net unrealized appreciation from investments and futures contracts ..      2,751       40,159       38,649       12,852      6,938
Undistributed net realized gains (losses) from investment
transactions ........................................................       (204)       6,380        1,065       27,833      2,814
                                                                         -------     --------     --------     --------    -------
NET ASSETS ..........................................................    $45,422     $188,180     $239,306     $369,717    $42,920
                                                                         =======     ========     ========     ========    =======
Net Assets
   Fiduciary ........................................................    $37,658     $170,919     $234,895     $365,375    $38,915
   Class A ..........................................................      4,745       13,793        3,003        3,481      3,621
   Class B ..........................................................      3,019        3,468        1,408          861        384
                                                                         -------     --------     --------     --------    -------
      Total .........................................................    $45,422     $188,180     $239,306     $369,717    $42,920
                                                                         =======     ========     ========     ========    =======
Outstanding shares of beneficial interest
    Fiduciary .......................................................      3,509       11,297       16,747       28,396      2,715
    Class A .........................................................        442          913          214          270        253
    Class B .........................................................        281          229          100           66         27
                                                                         -------     --------     --------     --------    -------
      Total .........................................................      4,232       12,439       17,061       28,732      2,995
                                                                         =======     ========     ========     ========    =======
Net asset value
   Fiduciary--offering and redemption price per share ...............     $10.73       $15.13       $14.03       $12.87     $14.33
                                                                         =======     ========     ========     ========    =======
   Class A--redemption price per share ..............................     $10.74       $15.11       $14.02       $12.89     $14.32
                                                                         =======     ========     ========     ========    =======
   Class B--offering price per share* ...............................     $10.76       $15.14       $14.05       $12.96     $14.40
                                                                         =======     ========     ========     ========    =======

Maximum Sales Charge (Class A) ......................................       4.50%        4.50%        4.50%        4.50%      4.50%
                                                                         =======     ========     ========     ========    =======
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of
net asset value adjusted to nearest cent per share (Class A) ........     $11.25       $15.82       $14.68       $13.50     $14.99
                                                                         =======     ========     ========     ========    =======
Investments, at cost ................................................    $42,377     $147,891     $199,635     $364,832    $36,014
                                                                         =======     ========     ========     ========    =======

----------------
    * Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                              JUNE 30, 1995

                                                                                (Amounts in Thousands except per share amounts)

                                                                                                                     INTERNATIONAL
                                                                                LARGE                      SMALL        EQUITY
                                                                               COMPANY     DISCIPLINED    COMPANY       INDEX
                                                                             GROWTH FUND   VALUE FUND   GROWTH FUND      FUND
                                                                             -----------   -----------  -----------  -------------
ASSETS:
Investments, at value .....................................................   $533,868      $433,138      $407,369      $222,685
Repurchase agreements .....................................................     31,322        36,243        12,390         7,750
                                                                              --------      --------      --------      --------
                                                                               565,190       469,381       419,759       230,435
Interest and dividends receivable .........................................      1,230         1,268           215         1,362
Foreign currency, at value (Cost $80) .....................................                                                   81
Receivable for short forward foreign currency contracts ...................                                                5,605
Long forward foreign currency contracts, at value .........................                                               12,477
Receivable from brokers for investments sold ..............................                   15,695        22,569         8,533
Receivable for capital shares issued ......................................      2,276         6,221           923           921
Tax reclaim receivable ....................................................                                                  321
Organization costs ........................................................          1                                         8
Prepaid expenses and other assets .........................................         34            77            14            61
                                                                              --------      --------      --------      --------
TOTAL ASSETS ..............................................................    568,731       492,642       443,480       259,804
                                                                              --------      --------      --------      --------

LIABILITIES:
Cash overdraft ............................................................        387         5,071            94           175
Dividends payable .........................................................        305           444            38
Short forward foreign currency contracts, at value ........................                                                5,603
Payable for long forward foreign currency contracts .......................                                               12,498
Payable to brokers for investments purchased ..............................      1,405        13,072        15,259        13,951
Payable for capital shares redeemed .......................................        268           386           288           265
Payable for variation margin on futures ...................................                                                    5
Accrued expenses and other payables:
     Investment advisory fees .............................................        338           281           256           102
     Administration fees ..................................................         77            64            58            31
     12b-1 fees (Class A) .................................................          5             3             2
     12b-1 fees (Class B) .................................................          5             9             2             3
     Other ................................................................                                                  157
                                                                              --------      --------      --------      --------
TOTAL LIABILITIES .........................................................      2,790        19,330        15,997        32,790
                                                                              --------      --------      --------      --------

NET ASSETS:
Capital ...................................................................    488,658       434,987       357,764       209,788
Undistributed (distributions in excess of) net investment income                   (10)           43           (11)        2,643
Net unrealized appreciation from investments ..............................     74,046        28,361        57,258        12,564
Net unrealized appreciation from translation of assets and
  liabilities in foreign currencies .......................................                                                   16
Undistributed net realized gains from investment and foreign
  currency transactions                                                          3,247         9,921        12,472         2,003
                                                                              --------      --------      --------      --------
NET ASSETS ................................................................   $565,941      $473,312      $427,483      $227,014
                                                                              ========      ========      ========      ========

Net Assets
     Fiduciary ............................................................   $531,595      $448,530      $413,518      $218,299
     Class A ..............................................................     27,428        13,560        11,178         5,028
     Class B ..............................................................      6,918        11,222         2,787         3,687
                                                                              --------      --------      --------      --------

          Total ...........................................................   $565,941      $473,312      $427,483      $227,014
                                                                              ========      ========      ========      ========

Outstanding shares of beneficial interest
     Fiduciary ............................................................     39,480        33,982        22,469        15,680
     Class A ..............................................................      1,983         1,026           609           361
     Class B ..............................................................        507           851           154           269
                                                                              --------      --------      --------      --------
          Total ...........................................................     41,970        35,859        23,232        16,310
                                                                              ========      ========      ========      ========

Net asset value
     Fiduciary--offering and redemption price per share ...................     $13.47        $13.20        $18.40        $13.93
                                                                              ========      ========      ========      ========
     Class A--redemption price per share ..................................     $13.83        $13.22        $18.36        $13.92
                                                                              ========      ========      ========      ========
     Class B--offering price per share* ...................................     $13.63        $13.19        $18.14        $13.73
                                                                              ========      ========      ========      ========
Maximum Sales Charge (Class A) ............................................      4.50%         4.50%         4.50%         4.50%
                                                                              ========      ========      ========      ========
Maximum Offering Price (100%/(100%--Maximum Sales Charge)of net asset
  value adjusted to nearest cent per share (Class A) ..                         $14.48        $13.84        $19.23        $14.58
                                                                              ========      ========      ========      ========
Investments, at cost ......................................................   $491,144      $441,020      $362,501      $217,827
                                                                              ========      ========      ========      ========

---------------
* Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                       FOR THE YEAR ENDED JUNE 30, 1995

                                                                           (Amounts in Thousands)

                                                                                                    LARGE       BLUE
                                                                  ASSET     INCOME      EQUITY      COMPANY     CHIP
                                                               ALLOCATION   EQUITY      INDEX       VALUE      EQUITY
                                                                  FUND       FUND        FUND       FUND        FUND
                                                               ----------   ------     -------     -------     ------
INVESTMENT INCOME:
Interest income ............................................    $1,687     $   397     $   534     $ 1,826     $  114
Dividend income ............................................       397       7,297       4,924       6,928      1,423
                                                                ------     -------     -------     -------     ------
TOTAL INCOME ...............................................     2,084       7,694       5,458       8,754      1,537
                                                                ------     -------     -------     -------     ------
EXPENSES:

Investment advisory fees ...................................       283       1,474         563       1,731        440
Administration fees ........................................        73         336         317         394        100
12b-1 fees (Class A) .......................................        10          43           7           5         13
12b-1 fees (Class B) .......................................        25          23           6           4          2
Custodian and accounting fees ..............................        53          24          68          57         21
Legal and audit fees .......................................        14          52          62          37         41
Organization costs .........................................         3           5          36           9          4
Trustees' fees and expenses ................................         4           4           5           7          4
Transfer agent fees ........................................        56          60          54          62         54
Registration and filing fees ...............................        31          37          55          41         27
Printing costs .............................................        16          18          45          20         17
Other ......................................................        39           5          41           8         61
                                                                ------     -------     -------     -------     ------
TOTAL EXPENSES BEFORE WAIVERS/REIMBURSEMENTS ...............       607       2,081       1,259       2,375        784
Less Waivers/Reimbursements ................................      (112)        (19)       (626)        (29)      (161)
                                                                ------     -------     -------     -------     ------
NET EXPENSES ...............................................       495       2,062         633       2,346        623
                                                                ------     -------     -------     -------     ------
Net Investment Income ......................................     1,589       5,632       4,825       6,408        914
                                                                ------     -------     -------     -------     ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions....      (178)     11,040       2,042      28,406      5,053
Change in unrealized appreciation from investments .........     4,764      20,447      37,018      20,089      2,533
                                                                ------     -------     -------     -------     ------
Net realized/unrealized gains from investments .............     4,586      31,487      39,060      48,495      7,586
                                                                ------     -------     -------     -------     ------
Change in net assets resulting from operations .............    $6,175     $37,119     $43,885     $54,903     $8,500
                                                                ======     =======     =======     =======     ======


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                       FOR THE YEAR ENDED JUNE 30, 1995

                                                                              (Amounts in Thousands)

                                                                    LARGE                   SMALL   INTERNATIONAL
                                                                   COMPANY   DISCIPLINED   COMPANY     EQUITY
                                                                   GROWTH       VALUE      GROWTH       INDEX
                                                                    FUND        FUND        FUND        FUND
                                                                   -------   -----------   -------  ------------
INVESTMENT INCOME:
Interest income ................................................   $ 1,563     $ 1,679     $ 2,665     $  273
Dividend income ................................................     7,674      12,663       2,882      4,904
Less foreign withholding taxes .................................                                         (853)
                                                                   -------     -------     -------     ------
TOTAL INCOME ...................................................     9,237      14,342       5,547      4,324
                                                                   -------     -------     -------     ------
EXPENSES:
Investment advisory fees .......................................     2,516       3,306       3,031      1,035
Administration fees ............................................       572         753         691        318
12b-1 fees (Class A) ...........................................        32          40          31         11
12b-1 fees (Class B) ...........................................        23          86          18         31
12b-1 fees (Service) ...........................................         2           1           2          2
Custodian and accounting fees ..................................        54          80          78        364
Legal and audit fees ...........................................        50          49          38         50
Organization costs .............................................                                            3
Trustees' fees and expenses ....................................         6           6           7          6
Transfer agent fees ............................................        76         117          91         88
Registration and filing fees ...................................        61         101          34         58
Printing costs .................................................        42          37          21         26
Other ..........................................................        21          39          13          9
                                                                   -------     -------     -------     ------
TOTAL EXPENSES BEFORE WAIVERS/REIMBURSEMENTS ...................     3,455       4,615       4,055      2,001
Less Waivers/Reimbursements ....................................        (9)        (40)        (16)        (3)
                                                                   -------     -------     -------     ------
NET EXPENSES ...................................................     3,446       4,575       4,039      1,998
                                                                   -------     -------     -------     ------
Net Investment Income ..........................................     5,791       9,767       1,508      2,326
                                                                   -------     -------     -------     ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
Net realized gains from investment transactions ................     4,792       9,989      18,881      3,368
Net realized gains from foreign currency transactions ..........                                            5
Change in unrealized appreciation from investments and
  translation of assets and liabilities in foreign currencies ..    70,757      46,373      53,633      2,455
                                                                   -------     -------     -------     ------
Net realized/unrealized gains from investments and foreign
  currency .....................................................    75,549      56,362      72,514      5,828
                                                                   -------     -------     -------     ------
Change in net assets resulting from operations .................   $81,340     $66,129     $74,022     $8,154
                                                                   =======     =======     =======     ======


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 (Amounts in Thousands)

                                                                ASSET
                                                           ALLOCATION FUND         INCOME EQUITY FUND         EQUITY INDEX FUND
                                                         -------------------       -------------------      ---------------------
                                                           YEAR       YEAR           YEAR      YEAR           YEAR       YEAR
                                                          ENDED      ENDED          ENDED      ENDED         ENDED       ENDED
                                                         JUNE 30,   JUNE 30,       JUNE 30,   JUNE 30,      JUNE 30,    JUNE 30,
                                                           1995       1994           1995       1994          1995        1994
                                                         --------   --------       --------   --------      --------    ---------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income .........................     $  1,589   $  1,171       $  5,632   $  6,752      $  4,825    $   3,287
     Net realized gains (losses) from investment
       transactions ................................         (178)       398         11,040      7,053         2,042        2,030
     Net change in unrealized appreciation
       (depreciation) from investments .............        4,764     (2,296)        20,447     (9,083)       37,018       (7,445)
                                                         --------   --------       --------   --------      --------    ---------
Change in net assets resulting from operations .....        6,175       (727)        37,119      4,722        43,885       (2,128)
                                                         --------   --------       --------   --------      --------    ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income ....................       (1,408)    (1,129)        (5,247)    (6,384)       (4,390)      (3,267)
     In excess of net investment income ............                                                            (231)        (381)
     From net realized gains from investment
       transactions ................................                    (151)        (4,994)                  (2,449)      (1,009)
     In excess of net realized gains from investment
       transactions ................................         (175)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income ....................          (97)       (34)          (261)      (333)          (43)         (20)
     In excess of net investment income ............           (2)        (1)           (67)       (15)                        (2)
     From net realized gains from investment
       transactions ................................          (12)        (5)          (329)                     (25)          (6)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income ....................          (69)        (9)           (43)       (12)           (1)          (1)
     In excess of net investment income ............           (2)                       (3)                      (8)
     From net realized gains from investment
       transactions ................................                      (1)           (61)                      (6)
     In excess of net realized gains from investment
       transactions ................................          (12)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
     From net investment income ....................           (2)                                                (1)
     From net realized gains from investment
     transactions ..................................                                                              (1)
                                                         --------   --------       --------   --------      --------    ---------
Change in net assets from shareholder distributions        (1,779)    (1,330)       (11,005)    (6,744)       (7,155)      (4,686)
                                                         --------   --------       --------   --------      --------    ---------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued ...................       19,304     38,988         39,566    144,396        81,505      118,354
     Dividends reinvested ..........................        1,579      1,254          5,343      3,318         5,467        3,627
     Cost of shares redeemed .......................      (26,161)   (22,893)       (95,398)   (95,794)      (51,442)     (45,079)
                                                         --------   --------       --------   --------      --------    ---------
Change in net assets from share transactions .......       (5,278)    17,349        (50,489)    51,920        35,530       76,902
                                                         --------   --------       --------   --------      --------    ---------
Change in net assets ...............................         (882)    15,292        (24,375)    49,898        72,260       70,088
NET ASSETS:
     Beginning of period ...........................       46,304     31,012        212,555    162,657       167,046       96,958
                                                         --------   --------       --------   --------      --------    ---------
     End of period .................................     $ 45,422   $ 46,304       $188,180   $212,555      $239,306    $ 167,046
                                                         ========   ========       ========   ========      ========    =========

SHARE TRANSACTIONS:
     Issued ........................................        1,931      3,869          2,823     10,640         6,330        9,794
     Reinvested ....................................          158        124            398        244           445          300
     Redeemed ......................................       (2,658)    (2,276)        (6,867)    (7,113)       (4,129)      (3,811)
                                                         --------   --------       --------   --------      --------    ---------
Change in shares ...................................         (569)     1,717         (3,646)     3,771         2,646        6,283
                                                         ========   ========       ========   ========      ========    =========

Undistributed (distributions in excess of net
  investment income included in net assets:
  End of period ....................................     $      8   $     (1)      $     41   $     30      $   (232)   $    (383)
                                                         ========   ========       ========   ========      ========    =========


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     (Amounts in Thousands)

                                                                 LARGE COMPANY             BLUE CHIP             LARGE COMPANY
                                                                   VALUE FUND             EQUITY FUND             GROWTH FUND
                                                              --------------------    --------------------    --------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                              JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                                                1995        1994        1995        1994        1995        1994
                                                              --------    --------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ...................................  $  6,408    $  2,512    $    914    $  1,841    $  5,791    $  1,231
   Net realized gains from investment transactions .........    28,406      12,637       5,053         200       4,792       1,213
   Change in unrealized appreciation (depreciation) from
    investments ............................................    20,089     (13,847)      2,533      (2,841)     70,757         594
                                                              --------    --------    --------    --------    --------    --------
Change in net assets resulting from operations .............    54,903       1,302       8,500        (800)     81,340       3,038
                                                              --------    --------    --------    --------    --------    --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
   From net investment income ..............................    (6,371)     (2,395)       (848)     (1,752)     (5,634)     (1,247)
   In excess of net investment income ......................                                                        (3)         (4)
   From net realized gains from investment transactions ....   (10,281)     (3,372)       (313)                 (1,852)     (1,094)
   In excess of net realized gains from investment
    transactions ...........................................                                                        (9)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ..............................       (39)         (9)        (45)        (63)       (135)         (1)
   In excess of net investment income ......................        (2)                     (9)         (5)         (4)
   From net realized gains from investment transactions ....       (85)        (13)        (21)                    (16)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ..............................        (7)                     (1)                    (17)         (1)
   In excess of net investment income ......................                                (1)                     (1)
   From net realized gains from investment transactions ....       (20)                     (1)                    (13)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
   From net investment income ..............................                                                        (2)
   From net realized gains from investment transactions ....                                                        (2)
                                                              --------    --------    --------    --------    --------    --------
Change in net assets from shareholder distributions ........   (16,805)     (5,789)     (1,239)     (1,820)     (7,688)     (2,347)
                                                              --------    --------    --------    --------    --------    --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued .............................   212,431     109,753       7,650      61,078     286,721     115,011
   Proceeds from shares issued in connection with
     acquisition ...........................................                                                   131,599
   Dividends reinvested ....................................    10,331       4,038         663       1,329       4,561       2,015
   Cost of shares redeemed .................................   (61,136)    (72,594)    (56,072)    (88,528)    (81,352)     (8,274)
                                                              --------    --------    --------    --------    --------    --------
Change in net assets from share transactions ...............   161,626      41,197     (47,759)    (26,121)    341,529     108,752
                                                              --------    --------    --------    --------    --------    --------
Change in net assets .......................................   199,724      36,710     (40,498)    (28,741)    415,181     109,443
NET ASSETS:
    Beginning of period ....................................   169,994     133,284      83,418     112,159     150,760      41,317
                                                              --------    --------    --------    --------    --------    --------
    End of period ..........................................  $369,718    $169,994    $ 42,920    $ 83,418    $565,941    $150,760
                                                              ========    ========    ========    ========    ========    ========
SHARE TRANSACTIONS:
   Issued ..................................................    17,984       9,506         585       4,743      23,461      10,078
   Issued in connection with acquisition ...................                                                    11,070
   Reinvested ..............................................       924         352          52         103         371         177
   Redeemed ................................................    (5,160)     (6,322)     (4,303)     (6,872)     (6,247)       (724)
                                                              --------    --------    --------    --------    --------    --------
Change in shares ...........................................    13,748       3,536      (3,666)     (2,026)     28,655       9,531
                                                              ========    ========    ========    ========    ========    ========
Undistributed (distributions in excess of) net investment
income included in net assets:
  End of period ............................................  $      7    $     18    $     31    $     21    $     (9)   $     (4)
                                                              ========    ========    ========    ========    ========    ========


See notes to financial statements.


                                                                              61


                                    B-182
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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            (Amounts in Thousands)

                                                                       DISCIPLINED         SMALL COMPANY          INTERNATIONAL
                                                                       VALUE FUND           GROWTH FUND         EQUITY INDEX FUND
                                                                   -------------------   -------------------    ------------------
                                                                       YEAR     YEAR       YEAR       YEAR        YEAR      YEAR
                                                                      ENDED    ENDED      ENDED      ENDED       ENDED     ENDED
                                                                    JUNE 30,  JUNE 30,   JUNE 30,   JUNE 30,    JUNE 30,  JUNE 30,
                                                                      1995      1994       1995       1994        1995      1994
                                                                   ---------  --------   ---------  --------    --------  --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income ........................................  $   9,767  $  7,264   $   1,508  $  1,409    $  2,326  $  1,170
   Net realized gains (losses) from investment and
     foreign currency transactions ..............................      9,989    17,202      18,881    15,467       3,373       (47)
   Net change in unrealized
     appreciation (depreciation) from investments and translation
     of assets and liabilities in foreign currencies ............     46,373   (21,756)     53,633   (26,137)      2,455     7,846
                                                                   ---------  --------   ---------  --------    --------  --------
Change in net assets resulting from operations ..................     66,129     2,710      74,022    (9,261)      8,154     8,969
                                                                   ---------  --------   ---------  --------    --------  --------

DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
   From net investment income ...................................     (9,376)   (7,105)     (1,520)   (1,327)     (1,053)     (754)
   From net realized gains from investment
     transactions ...............................................     (9,434)  (27,343)    (12,826)  (17,239)       (537)      (69)
   In excess of net realized gains from investment
     transactions ...............................................                                                              (54)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
   From net investment income ...................................       (225)     (142)         (8)      (25)        (18)       (7)
   In excess of net investment income ...........................         (3)       (3)         (9)       (6)
   From net realized gains from investment
     transactions ...............................................       (246)     (534)       (287)     (406)        (10)       (1)
   In excess of net realized gains ..............................        (18)      (22)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
   From net investment income ...................................       (107)       (4)                              (17)
   In excess of net investment income ...........................        (11)       (1)
   From net realized gains from investment
     transactions ...............................................       (194)      (17)        (59)                  (10)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
   From net investment income ...................................         (3)                                         (1)
   From net realized gains from investment
     transactions ...............................................         (3)                   (8)                   (1)
                                                                   ---------  --------   ---------  --------    --------  --------
Change in net assets from shareholder distributions .............    (19,620)  (35,171)    (14,717)  (19,003)     (1,647)     (885)
                                                                   ---------  --------   ---------  --------    --------  --------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ..................................    129,890   297,230     138,252   244,555     111,465   128,540
   Dividends reinvested .........................................     11,866    24,127       9,304    13,115         845       150
   Cost of shares redeemed ......................................   (149,012)  (70,057)   (178,208)  (69,231)    (41,784)  (22,330)
                                                                   ---------  --------   ---------  --------    --------  --------
Change in net assets from share transactions ....................     (7,256)  251,300     (30,652)  188,439      70,526   106,360
                                                                   ---------  --------   ---------  --------    --------  --------
Change in net assets ............................................     39,253   218,839      28,653   160,175      77,033   114,444
NET ASSETS:
   Beginning of period ..........................................    434,059   215,220     398,830   238,655     149,981    35,537
                                                                   ---------  --------   ---------  --------    --------  --------
   End of period ................................................  $ 473,312  $434,059   $ 427,483  $398,830    $227,014  $149,981
                                                                   =========  ========   =========  ========    ========  ========
SHARE TRANSACTIONS:
   Issued .......................................................     10,433    23,203       8,268    14,235       8,193     9,792
   Reinvested ...................................................        980     1,946         595       783          63        11
   Redeemed .....................................................    (12,030)   (5,536)    (10,620)   (4,096)     (3,090)   (1,672)
                                                                   ---------  --------   ---------  --------    --------  --------

Change in shares ................................................       (617)   19,613      (1,757)   10,922       5,166     8,131
                                                                   =========  ========   =========  ========    ========  ========
Undistributed (distributions in excess of) net
  investment income included in net assets:
  End of period .................................................  $      51  $      9   $      (5) $     24    $  2,060  $    822
                                                                   =========  ========   =========  ========    ========  ========

See notes to financial statements.


62


                                    B-183
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1995


1.   ORGANIZATION:

     The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust is registered to offer five classes of shares: Fiduciary, Class A, Class B, Institutional and Service. The Trust currently offers twenty-four funds. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Large Company Value Fund, the Blue Chip Equity Fund, the Large Company Growth Fund, the Disciplined Value Fund, the Small Company Growth Fund and the International Equity Index Fund (individually, a "Fund"; collectively, the "Funds") only.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in preparation of its financial statements.

       SECURITY VALUATION

       Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked priced in the principal market where such securities are traded. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments for which there are no such quotations or valuations are carried at fair value as determined in good faith by or at the direction of the Board of Trustees. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

       FOREIGN CURRENCY TRANSLATION

       Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses in investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

       FORWARD FOREIGN CURRENCY CONTRACTS

       Forward foreign currency contracts are valued by the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statements of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset; otherwise gains or losses are recognized on settlement date.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that the Fund's investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.



Continued



                                                                              63


                                    B-184
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


       WRITTEN OPTIONS

       The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds received or amount paid on the transaction to determine realized gain or loss.

       FUTURES CONTRACTS

       The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

       INDEXED SECURITIES

       The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared and paid monthly for all Funds, except the International Equity Index Fund, which declares and distributes net investment income annually. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

       Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses.



Continued



64


                                    B-185
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


       ORGANIZATION COSTS

       Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

       RECLASSIFICATIONS:

       Certain reclassifications have been made to the 1994 financial statements and financial highlights in order to conform to the 1995 presentation.

3.   SHARES OF BENEFICIAL INTEREST:

     The Trust is authorized to issue an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty series and five classes: Fiduciary, Class A, Class B, Institutional and Service. The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. During the year ended June 30, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1995 and 1994:



Continued



                                                                              65


                                    B-186
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


         Transactions in capital shares for the Group were as follows:

                             (Amounts in Thousands)

                                            ASSET ALLOCATION FUND            INCOME EQUITY FUND              EQUITY INDEX FUND
                                          ------------------------        ------------------------        ------------------------
                                            YEAR           YEAR             YEAR           YEAR            YEAR            YEAR
                                            ENDED          ENDED            ENDED          ENDED           ENDED           ENDED
                                           JUNE 30,       JUNE 30,         JUNE 30,       JUNE 30,        JUNE 30,        JUNE 30,
                                            1995           1994             1995           1994            1995            1994
                                          ------------------------        ------------------------        ------------------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
     Proceeds from shares issued ......   $ 14,294        $ 35,322        $ 32,862        $138,221        $ 71,441        $116,441
     Dividends reinvested .............      1,386           1,183           4,624           2,965           5,401           3,602
     Shares redeemed ..................    (24,526)        (22,264)        (89,484)        (93,619)        (43,482)        (44,372)
                                          --------        --------        --------        --------        --------        --------
     Change in net assets from
       Fiduciary Share transactions ...   $ (8,846)       $ 14,241        $(51,998)       $ 47,567        $ 33,360        $ 75,671
                                          ========        ========        ========        ========        ========        ========
CLASS A SHARES:
     Proceeds from shares issued ......   $  3,680        $  1,738        $  5,144        $  4,413        $  8,926        $  1,649
     Dividends reinvested .............        111              61             614             341              49              24
     Shares redeemed ..................     (1,101)           (624)         (5,677)         (2,149)         (7,817)           (706)
                                          --------        --------        --------        --------        --------        --------
     Change in net assets from
       Class A Share transactions .....   $  2,690        $  1,175        $     81        $  2,605        $  1,158        $    967
                                          ========        ========        ========        ========        ========        ========
CLASS B SHARES:
     Proceeds from shares issued .. ...   $  1,238        $  1,928        $  1,560        $  1,762        $  1,047        $    251
     Dividends reinvested ......... ...         80              10             105              12              15               1
     Shares redeemed ..................       (432)             (5)           (237)            (26)            (27)
                                          --------        --------        --------        --------        --------        --------
     Change in net assets from
       Class B Share transactions .....   $    886        $  1,933        $  1,428        $  1,748        $  1,035        $    252
                                          ========        ========        ========        ========        ========        ========
SERVICE SHARES:
     Proceeds from shares issued ......   $     92                                                        $     91        $     13
     Dividends reinvested .............          2                                                               2
     Shares redeemed ..................       (102)                                                           (116)             (1)
                                          --------                                                        --------        --------
     Change in net assets from
       Service Share transactions .....   $     (8)                                                       $    (23)       $     12
                                          ========                                                        ========        ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
     Issued ...........................      1,433           3,503           2,362          10,186           5,555           9,633
     Reinvested .......................        139             117             343             218             440             298
     Redeemed .........................     (2,496)         (2,214)         (6,450)         (6,955)         (3,519)         (3,749)
                                          --------        --------        --------        --------        --------        --------
     Change in Fiduciary Shares .......       (924)          1,406          (3,745)          3,449           2,476           6,182
                                          ========        ========        ========        ========        ========        ========

CLASS A SHARES:
     Issued ...........................        364             174             353             323             688             139
     Reinvested .......................         11               6              47              25               4               2
     Redeemed .........................       (108)            (62)           (400)           (156)           (600)            (62)
                                          --------        --------        --------        --------        --------        --------
     Change in Class A Shares .........        267             118               0             192              92              79
                                          ========        ========        ========        ========        ========        ========
CLASS B SHARES:
     Issued ...........................        124             192             108             131              80              21
     Reinvested .......................          8               1               8               1               1
     Redeemed .........................        (44)                            (17)             (2)             (2)
                                          --------        --------        --------        --------        --------        --------
     Change in Class B Shares .........         88             193              99             130              79              21
                                          ========        ========        ========        ========        ========        ========
SERVICE SHARES:
     Issued ...........................         10                                                               7               1
     Reinvested .......................
     Redeemed .........................        (10)                                                             (8)
                                          --------                                                        --------        --------
     Change in Service Shares .........          0                                                              (1)              1
                                          ========                                                        ========        ========



Continued



66


                                    B-187
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995

                         (Amounts in Thousands)

                                                     LARGE COMPANY           BLUE CHIP EQUITY              LARGE COMPANY
                                                      VALUE FUND                   FUND                     GROWTH FUND
                                                 ---------------------     ---------------------       ---------------------
                                                   YEAR       YEAR          YEAR         YEAR           YEAR         YEAR
                                                   ENDED      ENDED         ENDED        ENDED          ENDED        ENDED
                                                  JUNE 30,   JUNE 30,      JUNE 30,     JUNE 30,       JUNE 30,     JUNE 30,
                                                   1995       1994          1995         1994           1995         1994
                                                 ---------------------     ---------------------       ---------------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
   Proceeds from shares issued................   $ 201,943    $109,238     $  7,015    $  60,337       $264,563     $114,284
   Proceeds from shares issued in
     connection with acquisition..............                                                          119,883
   Dividends reinvested.......................      10,183       4,015          589        1,252          4,370        2,013
   Shares redeemed............................     (53,653)    (72,500)     (54,774)     (86,345)       (77,903)      (8,273)
                                                 ---------    --------     --------    ---------       --------     --------
     Change in net assets from
       Fiduciary Share transactions...........   $ 158,473    $ 40,753     $(47,170)   $ (24,756)      $310,913     $108,024
                                                 =========    ========     ========    =========       ========     ========

CLASS A SHARES:
   Proceeds from shares issued................   $   9,809    $    324     $    391    $     626       $ 15,491     $    368
   Proceeds from shares issued in
     connection with acquisition..............                                                           11,716
   Dividends reinvested.......................         121          22           71           77            154            1
   Shares redeemed............................      (7,394)        (89)      (1,289)      (2,183)        (2,767)
                                                 ---------    --------     --------    ---------       --------     --------
   Change in net assets from
     Class A Share transactions...............   $   2,536    $    257     $   (827)   $  (1,480)      $ 24,594     $    369
                                                 =========    ========     ========    =========       ========     ========

CLASS B SHARES:
   Proceeds from shares issued................   $     679    $    191     $    244    $     115       $  6,304     $    335
   Dividends reinvested.......................          27           1            3                          32            1
   Shares redeemed............................         (89)         (5)          (9)                       (247)          (1)
                                                 ---------    --------     --------    ---------       --------     --------
   Change in net assets from
     Class B Share transactions...............   $     617    $    187     $    238    $     115       $  6,089     $    335
                                                 =========    ========     ========    =========       ========     ========
SERVICE SHARES:
   Proceeds from shares issued................                                                         $    363     $     24
   Dividends reinvested.......................                                                                5
   Shares redeemed............................                                                             (435)
                                                                                                       --------     --------
   Change in net assets from
     Service Share transactions...............                                                         $    (67)    $     24
                                                                                                       ========     ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
   Issued.....................................      17,128       9,463          537        4,689         21,755       10,015
   Issued in connection with acquisition......                                                           10,108
   Reinvested.................................         911         350           46           97            357          177
   Redeemed...................................      (4,551)     (6,314)      (4,204)      (6,707)        (5,992)        (724)
                                                 ---------    --------     --------    ---------       --------     --------
   Change in Fiduciary Shares.................      13,488       3,499       (3,621)      (1,921)        26,228        9,468
                                                 =========    ========     ========    =========       ========     ========
CLASS A SHARES:
   Issued.....................................         800          27           29           45          1,182           32
   Issued in connection with acquisition......                                                              962
   Reinvested.................................          11           2            6            6             12
   Redeemed...................................        (601)         (8)         (98)        (165)          (205)
                                                 ---------    --------     --------    ---------       --------     --------
   Change in Class A Shares...................         210          21          (63)        (114)         1,951           32
                                                 =========    ========     ========    =========       ========     ========
CLASS B SHARES:
   Issued.....................................          56          16           19            9            494           29
   Reinvested.................................           2                                                    2
   Redeemed...................................          (8)                      (1)                        (18)
                                                 ---------    --------     --------    ---------       --------     --------
   Change in Class B Shares...................          50          16           18            9            478           29
                                                 =========    ========     ========    =========       ========     ========

SERVICE SHARES:
   Issued.....................................                                                               30            2
   Reinvested.................................
   Redeemed...................................                                                              (32)
                                                                                                       --------     --------
   Change in Service Shares ..................                                                               (2)           2
                                                                                                       ========     ========



Continued



                                                                              67


                                    B-188
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995

                             (Amounts in Thousands)

                                                                                                      INTERNATIONAL
                                           DISCIPLINED VALUE            SMALL COMPANY                  EQUITY INDEX
                                              VALUE FUND                  GROWH FUND                      FUND
                                        -----------------------      ------------------------     ------------------------
                                          YEAR         YEAR           YEAR           YEAR           YEAR         YEAR
                                          ENDED        ENDED          ENDED          ENDED          ENDED        ENDED
                                         JUNE 30,     JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,     JUNE 30,
                                          1995          1994           1995           1994           1995         1994
                                        -----------------------      ------------------------     ------------------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
   Proceeds from shares issued ......   $ 117,175     $ 283,462      $ 120,166      $ 238,831     $ 104,876      $ 124,128
   Dividends reinvested .............      11,069        23,408          8,942         12,686           788            147
   Shares redeemed ..................    (142,398)      (68,767)      (162,832)       (67,230)      (39,348)       (21,984)
                                        ---------     ---------      ---------      ---------     ---------      ---------
   Change in net assets from
     Fiduciary Share transactions ...   $ (14,154)    $ 238,103      $ (33,724)     $ 184,287     $  66,316      $ 102,291
                                        =========     =========      =========      =========     =========      =========

CLASS A SHARES:
   Proceeds from shares issued ......   $   6,626     $   8,097      $  16,237      $   4,402     $   3,817      $   1,905
   Dividends reinvested .............         482           696            296            429            28
   Shares redeemed ..................      (5,134)       (1,257)       (14,784)        (1,917)       (1,301)           (31)
                                        ---------     ---------      ---------      ---------     ---------      ---------
   Change in net assets from
     Class A Share transactions .....   $   1,974     $   7,536      $   1,749      $   2,914     $   2,544      $   1,874
                                        =========     =========      =========      =========     =========      =========

CLASS B SHARES:
   Proceeds from shares issued ......   $   5,594     $   5,622      $   1,368      $   1,284     $   2,243      $   2,433
   Dividends reinvested .............         309            23             58                           27              3
   Shares redeemed ..................        (903)          (33)           (45)           (83)         (506)          (315)
                                        ---------     ---------      ---------      ---------     ---------      ---------
   Change in net assets from
     Class B Share transactions .....   $   5,000     $   5,612      $   1,381      $   1,201     $   1,764      $   2,121
                                        =========     =========      =========      =========     =========      =========
SERVICE SHARES:
   Proceeds from shares issued ......   $     495     $      49      $     481      $      38     $     529      $      74
   Dividends reinvested .............           6                            8                            2
   Shares redeemed ..................        (577)                        (547)            (1)         (629)
                                        ---------     ---------      ---------      ---------     ---------      ---------
   Change in net assets from
     Service Share transactions .....   $     (76)    $      49      $     (58)     $      37     $     (98)     $      74
                                        =========     =========      =========      =========     =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
   Issued ...........................       9,425        22,092          7,209         13,900         7,711          9,457
   Reinvested .......................         913         1,888            571            757            59             11
   Redeemed .........................     (11,504)       (5,429)        (9,719)        (3,977)       (2,910)        (1,646)
                                        ---------     ---------      ---------      ---------     ---------      ---------
   Change in Fiduciary Shares .......      (1,166)       18,551         (1,939)        10,680         4,860          7,822
                                        =========     =========      =========      =========     =========      =========
CLASS A SHARES:
   Issued ...........................         521           656            949            257           277            187
   Reinvested .......................          40            56             19             26             2
   Redeemed .........................        (409)         (104)          (867)          (114)          (96)           (24)
                                        ---------     ---------      ---------      ---------     ---------      ---------
   Change in Class A Shares .........         152           608            101            169           183            163
                                        =========     =========      =========      =========     =========      =========

CLASS B SHARES:
   Issued ...........................         447           451             82             76           165            142
   Reinvested .......................          26             2              4                            2
   Redeemed .........................         (72)           (3)            (3)            (5)          (38)            (2)
                                        ---------     ---------      ---------      ---------     ---------      ---------
   Change in Class B Shares .........         401           450             83             71           129            140
                                        =========     =========      =========      =========     =========      =========

SERVICE SHARES:
   Issued ...........................          40             4             28              2            40              6
   Reinvested .......................           1                            1
   Redeemed .........................         (45)                         (31)                         (46)
                                        ---------     ---------      ---------      ---------     ---------      ---------
     Change in Service Shares .......          (4)            4             (2)             2            (6)             6
                                        =========     =========      =========      =========     =========      =========



Continued



68


                                    B-189
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


4.   INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

     The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average net assets of the Income Equity Fund, the Disciplined Value Fund, the Small Company Growth Fund, the Blue Chip Equity Fund, the Large Company Value Fund, and the Large Company Growth Fund; 0.65% of the average daily net assets of the Asset Allocation Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.30% of the average daily net assets of the Equity Index Fund.

     The Trust and 440 Financial Group of Worcester ("440 Financial") are parties to an administrative agreement under which 440 Financial (the "Administrator") provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on the first $1.5 billion of the combined average net assets of the Funds and other funds offered by the Trust; 0.18% on the next $0.5 billion of the combined average net assets and 0.16% on the combined average net assets over $2 billion. Effective April 1, 1995, The Shareholder Services Group, Inc, d/b/a 440 Financial became the Administrator to the Trust. Also effective April 1, 1995, the Advisor became the Sub-Administrator pursuant to an agreement between the Administrator and the Advisor. The Advisor assumed many of the administrative duties, for which it receives a fee paid by the Administrator.

     The Trust has adopted a distribution and shareholder services plan (the "Plan") on behalf of the Class A, Class B and Service Class Shares pursuant to Rule 12b-1 under the 1940 Act. 440 Financial Distributors, Inc. (the "Distributor") acts as the distributor of the Trust's shares. The Distributor receives an annual fee for its services of 0.35%, 1.00%, and 0.75% of the average daily net assets of the Class A, Class B, and Service Class Shares, respectively. These fees are used by the Distributor to pay banks, including affiliates of the Advisor, other institutions and broker/dealers, or to reimburse the Distributor for expenses incurred for providing distribution or shareholder assistance. The Distributor has voluntarily agreed to limit its fees for the Class A Shares to an annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund.

     Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

     The Advisor, Administrator, and Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the year ended June 30, 1995, fees is the following amounts were waived or reimbursed to the Funds:


                                                    (AMOUNTS IN THOUSANDS)
                                           ----------------------------------------
                                              ASSET        INCOME
                                           ALLOCATION      EQUITY      EQUITY INDEX
                                              FUND          FUND           FUND
                                           ----------      -------     ------------
     INVESTMENT ADVISORY FEES:
     Waivers/reimbursements .........         $104           $ 7           $428
     ADMINISTRATION FEES:
     Waivers/reimbursements .........         $  5                         $196
     12b-1 FEES (CLASS A):
     Waivers/reimbursements .........         $  3           $12           $  2


Continued


                                                                              69


                                    B-190
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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


                                                          LARGE                       LARGE
                                                         COMPANY       BLUE CHIP     COMPANY
                                                          VALUE         EQUITY       GROWTH
                                                          FUND           FUND         FUND
                                                         -------       ---------     -------
     INVESTMENT ADVISORY FEES:
     Waivers/reimbursements .............                                $158
     ADMINISTRATION FEES:
     Waivers/reimbursements .............                  $ 27
     12b-1 FEES (CLASS A):
     Waivers/reimbursements .............                  $  2          $  3          $  9


                                                                        SMALL
                                                       DISCIPLINED     COMPANY   INTERNATIONAL
                                                          VALUE        GROWTH     EQUITY INDEX
                                                          FUND          FUND         FUND
                                                       -----------     -------   -------------
     INVESTMENT ADVISORY FEES:
     Waivers/reimbursements .............                   $ 29         $  7
     12b-1 FEES (CLASS A):
     Waivers/reimbursements .............                   $ 11         $  9          $  3


5.   SECURITIES TRANSACTIONS:

     The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1995 were as follows (amounts in thousands):

                                               U.S. GOVERNMENT
                                                 SECURITIES              OTHER SECURITIES
                                           ---------------------      ---------------------
                                           PURCHASES      SALES       PURCHASES      SALES
                                           ---------     -------      ---------     -------
     Asset Allocation Fund ..............   $11,983      $17,908       $28,959      $33,031
     Income Equity Fund .................                                7,902       62,561
     Equity Index Fund ..................                               35,702        4,867
     Large Company Value Fund ...........                              532,400      422,145
     Blue Chip Equity Fund ..............                                1,502       45,874
     Large Company Growth Fund ..........                              361,714       45,549
     Disciplined Value Fund .............                              742,291      777,887
     Small Company Growth Fund ..........                              484,291      504,311
     International Equity Index Fund ....                               99,661       22,646


6.   FINANCIAL INSTRUMENTS:

     Investing in financial instruments such as written options, futures and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.


Continued

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995



     The following is a summary of written option activity for the year ended June 30, 1995 by the Large Company Value Fund (amounts in thousands):


                                                          PRINCIPAL AMOUNTS
                                                             OF CONTRACTS         PREMIUMS
                                                          -----------------       --------
     Balance at beginning of year ......................           50              $    77
     Options written ...................................        1,399                2,199
     Options closed ....................................       (1,111)              (1,678)
     Options exercised .................................         (233)                (356)
                                                               ------              -------
     Options outstanding at end of period ..............          105              $   242
                                                               ======              =======

                                                          PRINCIPAL AMOUNTS
                                                             OF CONTRACTS           VALUE
                                                          -----------------       --------
     Options outstanding at end of period consist of:
         Apple Computer, $45, 7/24/95 ..................           25              $    63
         Apple Computer, $40, 7/24/95 ..................           25                  165
         ASA LTD, $45, 7/24/95 .........................           25                    6
         Chrysler Corp, $45, 7/24/95 ...................           25                   75
         Temple Inland, $45, 7/24/95 ...................            5                   14
                                                               ------              -------
            Total ......................................          105              $   323
                                                               ======              =======


7.   CONCENTRATION OF CREDIT RISK:

     The International Equity Index Fund has a relatively large concentration of securities invested in companies domiciled in Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Japanese companies than funds not so concentrated.

8.   FEDERAL TAX INFORMATION:

     The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1995 (amounts in thousands):

      Asset Allocation Fund .....................................................  $   111
      Income Equity Fund ........................................................    5,384
      Equity Index Fund .........................................................    2,456
      Large Company Value Fund ..................................................    5,759
      Blue Chip Equity Fund .....................................................      335
      Large Company Growth Fund .................................................      999
      Disciplined Value Fund ....................................................    2,079
      Small Company Growth Fund .................................................   13,180
      International Equity Index Fund ...........................................      395



     Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Asset Allocation Fund had approximately $247,000 deferred losses that will be treated as arising on the first day of the fiscal year ended June 30, 1996.



Continued

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995



9.   REORGANIZATION:

     On October 7, 1994, the Board of Trustees approved an agreement and plan of reorganization for the acquisition of the Trademark Funds by the Trust. Under the agreement and plan of reorganization, all assets and liabilities of the Trademark Equity Fund (the "Acquired Fund") were acquired by the Large Company Growth Fund in exchange for shares of the Large Company Growth Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed following approval by the shareholders of the Trademark Equity Fund. The following is a summary of Shares Outstanding, Net Assets, Unrealized Appreciation and Net Asset Value per share immediately before and after the reorganization (amounts in thousands except net asset value):


                                                                            AFTER
                                    BEFORE REORGANIZATION              REORGANIZATION
                                --------------------------------       --------------
                                                       LARGE               LARGE
                                 TRADEMARK EQUITY     COMPANY             COMPANY
                                       FUND          GROWTH FUND         GROWTH FUND
                                ----------------     -----------       --------------
     Shares: ................      *   12,666            23,627          34,697
     Net Assets: ............      *$ 131,599         $ 280,424       $ 412,023
     Net Asset Value:
       Fiduciary ............      *$   10.39         $   11.87       $   11.87
       Class A ..............                             12.18           12.18
     Unrealized Appreciation:       $   3,072         $  11,501       $  14,573

--------

* Before the reorganization, the Acquired Fund offered only one class of shares.

On May 22, 1995, the Board of Trustees approved a Plan of Reorganization pursuant to which the Blue Chip Equity Fund would be merged with and into the Large Company Growth Fund on or about September 1, 1995. On the exchange date, the Blue Chip Equity Fund will transfer all of its assets and liabilities to the Large Company Growth Fund in exchange for shares of the Large Company Growth Fund. The reorganization, which qualifies as a tax-free exchange for federal income tax purposes, must be approved by the shareholders of the Blue Chip Equity Fund, at a shareholders' meeting on August 28, 1995.



Continued

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995

10. ELIGIBLE DISTRIBUTIONS (UNAUDITED):

    The Trust designates the following eligible distributions for the dividends received deductions for corporations:


                                                      ASSET                INCOME
                                                    ALLOCATION             EQUITY                EQUITY
                                                       FUND                 FUND               INDEX FUND
                                                   -----------           -----------           -----------
    Dividend Income ........................       $   396,726           $ 7,296,582           $ 4,924,307
    Dividend Income Per Share--Fiduciary ...             0.070                 0.379                 0.280
    Dividend Income Per Share--Class A .....             0.063                 0.038                 0.253
    Dividend Income Per Share--Class B .....             0.053                 0.256                 0.171

                                                                                                  LARGE
                                                      LARGE               BLUE CHIP              COMPANY
                                                     COMPANY               EQUITY                GROWTH
                                                    VALUE FUND              FUND                  FUND
                                                   -----------           -----------           -----------
    Dividend Income ........................       $ 6,927,555           $ 1,422,529           $ 7,673,650
    Dividend Income Per Share--Fiduciary ...             0.253                 0.194                 0.166
    Dividend Income Per Share--Class A .....             0.230                 0.176                 0.141
    Dividend Income Per Share--Class B .....             0.135                 0.120                 0.075

                                                                                                  SMALL
                                                                                                 COMPANY
                                                                         DISCIPLINED             GROWTH
                                                                          VALUE FUND              FUND
                                                                         -----------           -----------
    Dividend Income ...........................................          $12,662,513           $ 2,881,817
    Dividend Income Per Share--Fiduciary ......................                0.238                 0.031
    Dividend Income Per Share--Class A ........................                0.212                 0.016
    Dividend Income Per Share--Class B ........................                0.141                 0.000

The International Equity Index Fund elects to pass on the benefits of the foreign tax credit to its shareholders for the year ended June 30, 1995. The following information is provided with respect to the election:

Gross Income From Foreign Countries .................................................          $ 4,904,720
Gross Income From Foreign Countries Per Share .......................................          $      0.30
Income Taxes Paid To Foreign Countries ..............................................          $   853,438
Income Taxes Paid To Foreign Countries Per Share ....................................          $      0.05

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             ASSET ALLOCATION FUND
                                                ------------------------------------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                                ------------------------------------------------------------------------------------
                                                                        1995                                             1994
                                                ---------------------------------------------------     ----------------------------
                                                FIDUCIARY      CLASS A       CLASS B    SERVICE (f)     FIDUCIARY       CLASS A
                                                ---------      -------       -------    -----------     ---------       -------
NET ASSET VALUE,
  BEGINNING OF PERIOD .........................  $  9.64       $  9.65       $  9.67      $  9.62         $ 10.06       $ 10.06
                                                 -------       -------       -------      -------         -------       -------
Investment Activities
  Net investment income .......................     0.38          0.35          0.27         0.22            0.29          0.27
  Net realized and unrealized gains(losses)
     from investments .........................     1.12          1.13          1.14         1.05           (0.38)        (0.38)
                                                 -------       -------       -------      -------         -------       -------
Total from Investment Activities ..............     1.50          1.48          1.41         1.27           (0.09)        (0.11)
                                                 -------       -------       -------      -------         -------       -------
Distributions
  Net investment income .......................    (0.37)        (0.34)        (0.27)       (0.22)          (0.29)        (0.26)
  In excess of net investment income ..........                  (0.01)        (0.01)       (0.02)
  Net realized gains ..........................                  (0.04)                                     (0.04)        (0.04)
  In excess of net realized gains .............    (0.04)                      (0.04)       (0.04)
                                                 -------       -------       -------      -------         -------       -------
Total Distributions ...........................    (0.41)        (0.39)        (0.32)       (0.28)          (0.33)        (0.30)
                                                 -------       -------       -------      -------         -------       -------
NET ASSET VALUE,
  END OF PERIOD ...............................  $ 10.73       $ 10.74       $ 10.76      $ 10.61         $  9.64       $  9.65
                                                 =======       =======       =======      =======         =======       =======
Total Return (excludes sales charge) ..........    16.06%        15.76%        14.90%         (f)           (1.01)%       (1.19)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...........  $37,658       $ 4,745       $ 3,019                      $42,751       $ 1,691
  Ratio of expenses to average net assets .....     1.06%         1.31%         2.07%        1.72%(b)        1.06%         1.33%
  Ratio of net investment income to average net
     assets ...................................     3.72%         3.57%         2.77%        3.06%(b)        2.91%         2.68%
  Ratio of expenses to average net assets* ....     1.31%         1.66%         2.31%        1.98%(b)        1.33%         1.67%
  Ratio of net investment income to average net
     assets* ..................................     3.47%         3.23%         2.52%        2.79%(b)        2.64%         2.34%
  Portfolio turnover ..........................   115.36%       115.36%       115.36%      115.36%          56.55%        56.55%

                                                        ASSET ALLOCATION FUND
                                                -------------------------------------------
                                                           YEAR ENDED JUNE 30,
                                                -------------------------------------------
                                                   1994                     1993
                                                -------------------------------------------
                                                CLASS B(d)     FIDUCIARY (a)    CLASS A (c)
                                                ----------     -------------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD .........................  $ 10.37         $ 10.00          $ 10.00
                                                 -------         -------          -------
Investment Activities
  Net investment income .......................     0.08            0.07             0.05
  Net realized and unrealized gains(losses)
     from investments .........................    (0.70)           0.06             0.07
                                                 -------         -------          -------
Total from Investment Activities ..............    (0.62)           0.13             0.12
                                                 -------         -------          -------
Distributions
  Net investment income .......................    (0.08)          (0.07)           (0.06)
  In excess of net investment income ..........
  Net realized gains ..........................
  In excess of net realized gains .............
                                                 -------         -------          -------
Total Distributions ...........................    (0.08)          (0.07)           (0.06)
                                                 -------         -------          -------
NET ASSET VALUE,
  END OF PERIOD ...............................  $  9.67         $ 10.06          $ 10.06
                                                 =======         =======          =======
Total Return (excludes sales charge) ..........    (5.98)%(e)       5.45%(b)         5.23%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...........  $ 1,862         $30,441          $   571
  Ratio of expenses to average net assets .....     2.40%(b)        0.90%(b)         1.15%(b)
  Ratio of net investment income to average net
     assets ...................................     1.99%(b)        3.03%(b)         2.84%(b)
  Ratio of expenses to average net assets* ....     2.40%(b)        1.34%(b)         1.62%(b)
  Ratio of net investment income to average net
     assets* ..................................     1.99%(b)        2.59%(b)         2.37%(b)
  Portfolio turnover ..........................    56.55%           4.05%            4.05%

----------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Fiduciary Shares commenced offering on April 5, 1993.
(b)  Annualized.
(c)  Class A Shares commenced offering on April 2, 1993.
(d)  Class B Shares commenced offering on January 14, 1994.
(e)  Not Annualized
(f) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.25%.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 INCOME EQUITY FUND
                                                  ----------------------------------------------------------------------------------
                                                                                  YEAR ENDED JUNE 30,
                                                  ----------------------------------------------------------------------------------
                                                                   1995                                     1994
                                                  -------------------------------------     -------------------------------------
                                                  FIDUCIARY       CLASS A       CLASS B     FIDUCIARY      CLASS A     CLASS B(c)
                                                  ---------       -------       -------     ---------      -------     ----------
 NET ASSET VALUE,
  BEGINNING OF PERIOD .........................   $  13.22       $  13.20      $  13.23     $  13.21      $  13.20     $  13.83
                                                  --------       --------      --------     --------      --------     --------
Investment Activities
  Net investment income .......................       0.40           0.03          0.26         0.39          0.36         0.11
  Net realized and unrealized gains(losses)
     from investments .........................       2.28           2.29          2.29         0.01                      (0.60)
                                                  --------       --------      --------     --------      --------     --------
Total from Investment Activities ..............       2.68           2.32          2.55         0.40          0.36        (0.49)
                                                  --------       --------      --------     --------      --------     --------
Distributions
  Net investment income .......................      (0.40)         (0.03)        (0.25)       (0.39)        (0.34)       (0.11)
  In excess of net investment income ..........                     (0.01)        (0.02)                     (0.02)
  Net realized gains ..........................      (0.37)         (0.37)        (0.37)
                                                  --------       --------      --------     --------      --------     --------
Total Distributions ...........................      (0.77)         (0.41)        (0.64)       (0.39)        (0.36)       (0.11)
                                                  --------       --------      --------     --------      --------     --------
NET ASSET VALUE,
  END OF PERIOD ...............................   $  15.13       $  15.11      $  15.14     $  13.22      $  13.20     $  13.23
                                                  ========       ========      ========     ========      ========     ========
Total Return (excludes sales charge) ..........      21.04%         20.79%        19.91%        3.27%         2.95%       (3.37)%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...........   $170,919       $ 13,793      $  3,468     $198,787      $ 12,054     $  1,714
  Ratio of expenses to average net assets .....       1.01%          1.26%         2.01%        0.98%         1.23%        1.95%(b)
  Ratio of net investment income to average net
     assets ...................................       2.85%          2.61%         1.88%        3.18%         3.01%        2.70%(b)
  Ratio of expenses to average net assets* ....       1.01%          1.36%         2.02%        1.05%         1.40%        1.95%(b)
  Ratio of net investment income to average net
     assets* ..................................       2.85%          2.51%         1.87%        3.11%         2.84%        2.70%(b)
  Portfolio turnover ..........................       4.03%          4.03%         4.03%       22.69%        22.69%       22.69%

                                                                            INCOME EQUITY FUND
                                                  --------------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                  --------------------------------------------------------------------
                                                             1993                      1992                    1991
                                                  ------------------------    ------------------------       ---------
                                                  FIDUCIARY        CLASS A    FIDUCIARY     CLASS A(a)       FIDUCIARY
                                                  ---------        -------    ---------     ----------       ---------
 NET ASSET VALUE,
  BEGINNING OF PERIOD .........................    $  12.24       $  12.23     $  11.35       $ 12.34       $    11.06
                                                   --------       --------     --------       -------       ----------
Investment Activities
  Net investment income .......................        0.43           0.40         0.49          0.20             0.54
  Net realized and unrealized gains(losses)
     from investments .........................        0.97           0.98         0.90         (0.10)            0.26
                                                   --------       --------     --------       -------       ----------
Total from Investment Activities ..............        1.40           1.38         1.39          0.10             0.80
                                                   --------       --------     --------       -------       ----------
Distributions
  Net investment income .......................       (0.43)         (0.41)       (0.50)        (0.21)           (0.51)
  In excess of net investment income ..........
  Net realized gains ..........................
                                                   --------       --------     --------       -------       ----------
Total Distributions ...........................       (0.43)         (0.41)       (0.50)        (0.21)           (0.51)
                                                   --------       --------     --------       -------       ----------
NET ASSET VALUE,
  END OF PERIOD ...............................    $  13.21       $  13.20     $  12.24       $ 12.23       $    11.35
                                                   ========       ========     ========       =======       ==========
Total Return (excludes sales charge) ..........       11.56%         11.38%       12.36%         2.16%(b)         7.48%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...........    $153,144       $  9,513     $125,050       $   118       $   73,552
  Ratio of expenses to average net assets .....        0.90%          1.11%        0.70%         1.29%(b)         0.42%
  Ratio of net investment income to average net
     assets ...................................        3.37%          3.32%        4.12%         3.97%(b)         4.80%
  Ratio of expenses to average net assets* ....        1.07%          1.43%        1.23%         1.49%(b)         1.16%
  Ratio of net investment income to average net
     assets* ..................................        3.20%          3.00%        3.59%         3.77%(b)         4.06%
  Portfolio turnover ..........................        7.53%          7.53%        5.99%         5.99%            9.36%

----------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 18, 1992.
(b)  Annualized.
(c)  Class B Shares commenced offering on January 14, 1994.
(d)  Not Annualized.


See notes to financial statements.

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------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    EQUITY INDEX FUND
                                               -----------------------------------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                               -----------------------------------------------------------------------------------
                                                                  1995                                          1994
                                               -----------------------------------------      ------------------------------------
                                               FIDUCIARY    CLASS A   CLASS B   SERVICE(f)      FIDUCIARY     CLASS A   CLASS B(d)
                                               ---------    -------   -------   ----------      ---------     -------   ----------
 NET ASSET VALUE,
  BEGINNING OF PERIOD ......................   $  11.59     $11.59     $11.61     $11.51        $  11.92      $11.91     $12.39
                                               --------     ------     ------     ------        --------      ------     ------
Investment Activities
  Net investment income ....................       0.32       0.29       0.18       0.13            0.29        0.28       0.09
  Net realized and unrealized gains (losses)
     from investments ......................       2.59       2.58       2.61       2.36           (0.20)      (0.20)     (0.78)
                                               --------     ------     ------     ------        --------      ------     ------
Total from Investment Activities ...........       2.91       2.87       2.79       2.49            0.09        0.08      (0.69)
                                               --------     ------     ------     ------        --------      ------     ------
Distributions
  Net investment income ....................      (0.29)     (0.28)     (0.19)     (0.19)          (0.29)      (0.27)     (0.09)
  In excess of net investment income .......      (0.02)                           (0.01)          (0.04)      (0.04)
  Net realized gains .......................      (0.16)     (0.16)     (0.16)     (0.10)          (0.09)      (0.09)
  In excess of net realized gains ..........                                       (0.06)
                                               --------     ------     ------     ------        --------      ------     ------
Total Distributions ........................      (0.47)     (0.44)     (0.35)     (0.36)          (0.42)      (0.40)     (0.09)
                                               --------     ------     ------     ------        --------      ------     ------
NET ASSET VALUE,
  END OF PERIOD ............................   $  14.03     $14.02     $14.05     $13.64        $  11.59      $11.59     $11.61
                                               ========     ======     ======     ======        ========      ======     ======
Total Return (excludes sales charge) .......      25.79%     25.43%     24.58%       (f)            0.63%       0.56%     (5.57)%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ........   $234,895     $3,003     $1,408                   $165,370      $1,416     $  248
  Ratio of expenses to average
     net assets ............................       0.33%      0.56%      1.34%      1.01%(b)        0.46%       0.62%      1.10%(b)
  Ratio of net investment income to average
     net assets ............................       2.57%      2.38%      1.60%      2.18%(b)        2.44%       2.37%      2.08%(b)
  Ratio of expenses to average net assets*         0.66%      1.01%      1.67%      1.37%(b)        0.59%       0.94%      1.15%(b)
  Ratio of net investment income to average
     net assets* ...........................       2.24%      1.94%      1.27%      1.82%(b)        2.31%       2.05%      2.03%(b)
  Portfolio turnover .......................       2.71%      2.71%      2.71%      2.71%          11.81%      11.81%     11.81%

                                                                        EQUITY INDEX FUND
                                               --------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------------
                                                  1994                   1993                        1992
                                               -----------       ---------------------    -------------------------
                                                RETIREMENT       FIDUCIARY     CLASS A    FIDUCIARY(a)   CLASS A(c)
                                                ----------       ---------     -------    -------------  ----------
 NET ASSET VALUE,
  BEGINNING OF PERIOD ......................      $12.36          $ 10.92      $10.92      $ 10.00         $10.94
                                                  ------          -------      ------      -------         ------
Investment Activities
  Net investment income ....................        0.05             0.30        0.30         0.26           0.08
  Net realized and unrealized gains (losses)
     from investments ......................       (0.85)            1.13        1.10         0.95
                                                  ------          -------      ------      -------         ------
Total from Investment Activities ...........       (0.80)            1.43        1.40         1.21           0.08
                                                  ------          -------      ------      -------         ------
Distributions
  Net investment income ....................       (0.05)           (0.30)      (0.28)       (0.26)         (0.10)
  In excess of net investment income .......
  Net realized gains .......................                        (0.13)      (0.13)       (0.03)
  In excess of net realized gains ..........
                                                  ------          -------      ------      -------         ------
Total Distributions ........................       (0.05)           (0.43)      (0.41)       (0.29)         (0.10)
                                                  ------          -------      ------      -------         ------
NET ASSET VALUE,
  END OF PERIOD ............................      $11.51          $ 11.92      $11.91      $ 10.92         $10.92
                                                  ======          =======      ======      =======         ======
Total Return (excludes sales charge) .......       (6.52)%(e)       13.04%      12.75%       12.14%(b)       1.32%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ........      $   11          $96,446      $  512      $62,150         $    5
  Ratio of expenses to average
     net assets ............................        1.42%(b)         0.50%       0.52%        0.73%(b)       1.09%(b)
  Ratio of net investment income to average
     net assets ............................        1.83%(b)         2.46%       2.51%        2.43%(b)       1.97%(b)
  Ratio of expenses to average net assets*          1.69%(b)         0.87%       0.99%        1.16%(b)       1.27%(b)
  Ratio of net investment income to average
     net assets* ...........................        1.56%(b)         2.09%       2.04%        2.00%(b)       1.79%(b)
  Portfolio turnover .......................       11.81%            2.71%       2.71%       21.90%         21.90%

------------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)      The Fund commenced operations on July 2, 1991.
(b)      Annualized.
(c)      Class A Shares commenced offering on February 18, 1992.
(d)      Class B Shares commenced offering on January 14, 1994.
(e)      Not Annualized
(f) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no Shareholders in the Service class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 22.83%.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             LARGE COMPANY VALUE FUND
                              ------------------------------------------------------------------------------------
                                                                YEAR ENDED JUNE 30,
                              ------------------------------------------------------------------------------------
                                          1995                            1994                        1993
                              ----------------------------   --------------------------------   ------------------
                              FIDUCIARY  CLASS A   CLASS B   FIDUCIARY   CLASS A   CLASS B(d)   FIDUCIARY  CLASS A
                              ---------  -------   -------   ---------   -------   ----------   ---------  -------
NET ASSET VALUE,
  BEGINNING OF PERIOD ......  $  11.34   $ 11.34   $ 11.41   $  11.64    $ 11.64   $ 11.87      $  11.34   $11.33
                              --------   -------   -------   --------    -------   -------      --------   ------
Investment Activities
  Net investment income ....      0.31      0.28      0.17       0.20       0.17      0.05          0.18     0.16
  Net realized and
     unrealized gains
     (losses) from
     investments ...........      2.18      2.20      2.19      (0.01)     (0.01)    (0.46)         0.58     0.59
                              --------   -------   -------   --------    -------   -------      --------   ------
Total from Investment
  Activities ...............      2.49      2.48      2.36       0.19       0.16     (0.41)         0.76     0.75
                              --------   -------   -------   --------    -------   -------      --------   ------
Distributions
  Net investment income ....     (0.32)    (0.27)    (0.17)     (0.19)     (0.16)    (0.05)        (0.18)   (0.16)
  In excess of net
    investment income ......               (0.02)
  Net realized gains .......     (0.64)    (0.64)    (0.64)     (0.30)     (0.30)                  (0.28)   (0.28)
                              --------   -------   -------   --------    -------   -------      --------   ------
Total Distributions ........     (0.96)    (0.93)    (0.81)     (0.49)     (0.46)    (0.05)        (0.46)   (0.44)
                              --------   -------   -------   --------    -------   -------      --------   ------
NET ASSET VALUE,
  END OF PERIOD ............  $  12.87   $ 12.89   $ 12.96   $  11.34    $ 11.34   $ 11.41      $  11.64   $11.64
                              ========   =======   =======   ========    =======   =======      ========   ======
Total Return (excludes sales
  charge) ..................     23.42%    22.64%    22.28%     (1.59)%     1.35%     3.48%(e)      6.73%    6.64%

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000) ...........  $365,375   $ 3,481   $   861   $169,127    $   698   $   182      $132,833   $  451
  Ratio of expenses to
     average net assets ....      1.00%     1.25%     2.00%      0.95%      1.20%     2.00%(b)      0.86%    1.10%
  Ratio of net investment
     income to average net
     assets ................      2.74%     2.52%     1.74%      1.72%      1.57%     1.06%(b)      1.62%    1.41%
  Ratio of expenses to
     average net assets* ...      1.01%     1.37%     2.01%      1.02%      1.37%     2.00%(b)      1.12%    1.50%

  Ratio of net investment
     income to average net
     assets* ...............      2.73%     2.41%     1.72%      1.65%      1.40%     1.06%(b)      1.36%    1.01%
  Portfolio turnover .......    203.13%   203.37%   203.13%    111.72%    111.72%   111.72%        51.75%   51.75%

                                         LARGE COMPANY VALUE FUND
                                  -------------------------------------
                                          YEAR ENDED JUNE 30,
                                  -------------------------------------
                                           1992                1991
                                  ----------------------   ------------
                                  FIDUCIARY   CLASS A(c)   FIDUCIARY(a)
                                  ---------   ----------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ......      $  10.07    $11.42        $  10.00
                                  --------    ------        --------
Investment Activities
  Net investment income ....          0.21      0.07            0.08
  Net realized and
     unrealized gains
     (losses) from
     investments ...........          1.34     (0.08)           0.07
                                  --------    ------        --------
Total from Investment
  Activities ...............          1.55     (0.01)           0.15
                                  --------    ------        --------
Distributions
  Net investment income ....         (0.21)    (0.08)          (0.08)
  In excess of net
    investment income ......
  Net realized gains .......         (0.07)
                                  --------    ------        --------
Total Distributions ........         (0.28)    (0.08)          (0.08)
                                  --------    ------        --------
NET ASSET VALUE,
  END OF PERIOD ............      $  11.34    $11.33        $  10.07
                                  ========    ======        ========
Total Return (excludes sales
  charge) ..................         15.53%    (0.33)%(b)       4.47%(b)

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000) ...........      $ 62,075    $   12        $ 36,237
  Ratio of expenses to
     average net assets ....          0.82%     1.02%(b)        0.52%(b)
  Ratio of net investment
     income to average net
     assets ................          1.91%     2.12%(b)        2.48%(b)
  Ratio of expenses to
     average net assets* ...          1.34%     1.22%(b)        1.26%(b)
  Ratio of net investment
     income to average net
     assets* ...............          1.39%     1.92%(b)        1.74%(b)
  Portfolio turnover .......         55.90%    55.90%          19.87%

-------------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   The Fund commenced operations on March 1, 1991.
(b)   Annualized.
(c)   Class A Shares commenced offering on February 18, 1992.
(d)   Class B Shares commenced offering on January 14, 1994.
(e)   Not Annualized.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       BLUE CHIP EQUITY FUND
                                      ------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                      ------------------------------------------------------------------------------------
                                                  1995                            1994                        1993
                                      ----------------------------   ---------------------------------  ------------------
                                      FIDUCIARY  CLASS A   CLASS B   FIDUCIARY   CLASS A    CLASS B(d)  FIDUCIARY  CLASS A
                                      ---------  -------   -------   ---------   -------    ----------  ---------  -------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............  $ 12.53    $12.52    $12.62    $ 12.91     $12.91    $13.50       $  12.95   $12.95
                                      -------    ------    ------    -------     ------    ------       --------   ------
Investment Activities
  Net investment income.............     0.23      0.17      0.10       0.22       0.18      0.03           0.23     0.21
  Net realized and unrealized gains
    (losses) from invest ments......     1.85      1.89      1.88      (0.38)     (0.38)    (0.87)         (0.04)   (0.04)
                                      -------    ------    ------    -------     ------    ------       --------   ------
Total from Investment Activities....     2.08      2.06      1.98      (0.16)     (0.20)    (0.84)          0.19     0.17
                                      -------    ------    ------    -------     ------    ------       --------   ------
Distributions
  Net investment income.............    (0.21)    (0.16)    (0.08)     (0.22)     (0.19)    (0.04)         (0.23)   (0.21)
  In excess of net investment income              (0.03)    (0.05)
  Net realized gains................    (0.07)    (0.07)    (0.07)
                                      -------    ------    ------    -------     ------    ------       --------   ------
Total Distributions.................    (0.28)    (0.26)    (0.20)     (0.22)     (0.19)    (0.04)         (0.23)   (0.21)
                                      -------    ------    ------    -------     ------    ------       --------   ------
NET ASSET VALUE,
  END OF PERIOD.....................  $ 14.33    $14.32    $14.40    $ 12.53     $12.52    $12.62       $  12.91   $12.91
                                      =======    ======    ======    =======     ======    ======       ========   ======
Total Return (excludes sales charge)    16.90%    16.71%    15.86%     (1.30)%    (1.61)%   (6.24)%(e)      1.42%    1.23%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)....................  $38,915    $3,621    $  384    $79,357     $3,950    $  111       $106,619   $5,540
  Ratio of expenses to average net
    assets..........................     1.03%     1.28%     2.05%      0.95%      1.20%     2.04%(b)       0.89%    1.11%
  Ratio of net investment income
    to average net assets...........     1.56%     1.34%     0.65%      1.64%      1.50%     0.95%(b)       1.74%    1.57%
  Ratio of expenses to average net
     assets*........................     1.29%     1.65%     2.31%      1.05%      1.40%     2.08%(b)       1.11%    1.45%
  Ratio of net investment income to
    average net assets*.............     1.30%     0.98%     0.39%      1.54%      1.30%     0.91%(b)       1.52%    1.23%
  Portfolio turnover................     2.66%     2.66%     2.66%     25.31%     25.31%    25.31%         32.91%   32.91%

                                                 BLUE CHIP EQUITY FUND
                                          -------------------------------------
                                                  YEAR ENDED JUNE 30,
                                          -------------------------------------
                                                   1992               1991
                                          -----------------------  ------------
                                          FIDUCIARY   CLASS A(c)   FIDUCIARY(a)
                                          ---------   -----------  ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...............       $ 11.69    $13.08        $ 10.00
                                           -------    ------        -------
Investment Activities
  Net investment income.............          0.26      0.09           0.23
  Net realized and unrealized gains
    (losses) from invest ments......          1.30     (0.12)          1.68
                                           -------    ------        -------
Total from Investment Activities....          1.56     (0.03)          1.91
                                           -------    ------        -------
Distributions
  Net investment income.............         (0.27)    (0.10)         (0.22)
  In excess of net investment income
  Net realized gains................         (0.03)
                                           -------    ------        -------
Total Distributions.................         (0.30)    (0.10)         (0.22)
                                           -------    ------        -------
NET ASSET VALUE,
  END OF PERIOD.....................       $ 12.95    $12.95        $ 11.69
                                           =======    ======        =======
Total Return (excludes sales charge)         13.36%    (0.64)%(b)     25.72%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)....................       $88,618    $   50        $32,509
  Ratio of expenses to average net
    assets..........................          0.78%     1.30%(b)       0.64%(b)
  Ratio of net investment income
    to average net assets...........          2.12%     1.87%(b)       2.80%(b)
  Ratio of expenses to average net
     assets*........................          1.26%     1.50%(b)       1.38%(b)
  Ratio of net investment income to
    average net assets*.............          1.64%     1.67%(b)       2.06%(b)
  Portfolio turnover................          5.33%     5.33%          1.76%

-------------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  The Fund commenced operations on October 1, 1990.
(b)  Annualized.
(c)  Class A Shares commenced offering on February 18, 1992.
(d)  Class B Shares commenced offering on January 14, 1994.
(e)  Not Annualized.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    LARGE COMPANY GROWTH FUND
                                        ---------------------------------------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                        ---------------------------------------------------------------------------------
                                                         1995                                       1994
                                        ---------------------------------------------------------------------------------
                                        FIDUCIARY  CLASS A   CLASS B  SERVICE (f)  FIDUCIARY     CLASS A (b)  CLASS B (c)
                                        ---------  -------   -------  -----------  ---------     -----------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................  $  11.32   $ 11.62   $11.47   $11.42       $  10.92      $11.78       $11.57
                                        --------   -------   ------   ------       --------      ------       ------
Investment Activities
  Net investment income...............      0.20      0.17     0.09     0.11           0.20        0.04         0.03
  Net realized and unrealized gains
    (losses) from investments.........      3.04      3.10     3.06     2.85           0.67       (0.16)       (0.10)
                                        --------   -------   ------   ------       --------      ------       ------
Total from Investment Activities......      3.24      3.27     3.15     2.96           0.87       (0.12)       (0.07)
                                        --------   -------   ------   ------       --------      ------       ------
Distributions
  Net investment income...............     (0.20)    (0.16)   (0.09)   (0.11)         (0.20)      (0.04)       (0.03)
  In excess of net investment income..               (0.01)   (0.01)
  Net realized gains..................     (0.89)    (0.89)   (0.89)   (0.89)         (0.27)
                                        --------   -------   ------   ------       --------      ------       ------
Total Distributions...................     (1.09)    (1.06)   (0.99)   (1.00)         (0.47)      (0.04)       (0.03)
                                        --------   -------   ------   ------       --------      ------       ------
NET ASSET VALUE,
  END OF PERIOD.......................  $  13.47   $ 13.83   $13.63   $13.38       $  11.32      $11.62       $11.47
                                        ========   =======   ======   ======       ========      ======       ======
Total Return (excludes sales charge)..     21.85%    21.52%   20.65%         (f)       8.04%      (1.02)%(d)   (0.66)%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...  $531,595   $27,428   $6,918                $150,035      $  368       $  334
  Ratio of expenses to average net
    assets............................      1.00%     1.26%    2.01%    1.90%(e)       0.78%       1.25% (e)    1.99% (e)
  Ratio of net investment income to
    average net assets................      1.72%     1.49%    0.74%    1.05%(e)       1.78%(e)    0.96% (e)    1.02% (e)
  Ratio of expenses to average net
    assets*...........................      1.00%     1.36%    2.01%    1.90%(e)       1.13%       1.35% (e)    1.99% (e)
  Ratio of net investment income to
    average net assets*...............      1.72%     1.39%    0.74%    1.05%(e)       1.52%       1.68% (e)    0.96% (e)
  Portfolio turnover..................     14.22%    14.22%   14.22%   14.22%          9.04%       9.04%        9.04%

                                               LARGE COMPANY GROWTH FUND
                                          -------------------------------------
                                                  YEAR ENDED JUNE 30,
                                          -------------------------------------
                                             1994        1993        1992
                                          -------------------------------------
                                          RETIREMENT   FIDUCIARY  FIDUCIARY (a)
                                          ----------   ---------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................    $11.58        $  9.85   $ 10.00
                                          ------        -------   -------
Investment Activities
  Net investment income...............      0.03           0.23      0.08
  Net realized and unrealized gains
    (losses) from investments.........     (0.16)          1.12     (0.16)
                                          ------        -------   -------
Total from Investment Activities......     (0.13)          1.35     (0.08)
                                          ------        -------   -------
Distributions
  Net investment income...............     (0.03)         (0.23)    (0.07)
  In excess of net investment income..
  Net realized gains..................                    (0.05)
                                          ------        -------   -------
Total Distributions...................     (0.03)         (0.28)    (0.07)
                                          ------        -------   -------
NET ASSET VALUE,
  END OF PERIOD.......................    $11.42        $ 10.92   $  9.85
                                          ======        =======   =======
Total Return (excludes sales charge)..     (1.13)%(d)     13.92%    (0.80)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $   24        $41,317   $25,019
  Ratio of expenses to average net
    assets............................      1.75% (e)      0.39%     0.30%
  Ratio of net investment income to
    average net assets................      2.24%          2.37%
  Ratio of expenses to average net
    assets*...........................      1.75% (e)      1.43%     1.49%
  Ratio of net investment income to
    average net assets*...............      1.02% (e)      1.21%     1.12%
  Portfolio turnover..................      9.04%         10.61%     3.09%

--------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  The Fund commenced operations on February 28, 1992.
(b)  Class A Shares commenced offering on January 1, 1994.
(c)  Class B Shares commenced offering on January 14, 1994.
(d)  Not Annualized.
(e)  Annualized.
(f) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 19.19%.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        DISCIPLINED VALUE FUND
                                        ----------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                        ----------------------------------------------------------------------------------------
                                                          1995                                        1994
                                        ----------------------------------------------------------------------------------------
                                        FIDUCIARY  CLASS A   CLASS B   SERVICE (e)  FIDUCIARY  CLASS A   CLASS B (c)  RETIREMENT
                                        ---------  -------   -------   -----------  ---------  -------   -----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................  $  11.90   $ 11.91   $ 11.90   $ 11.90      $  12.76   $ 12.75   $12.60       $12.59
                                        --------   -------   -------   -------      --------   -------   ------       ------
Investment Activities
  Net investment income...............      0.28      0.24      0.15      0.17          0.26      0.24     0.07         0.06
  Net realized and unrealized gains
    (losses) from investments.........      1.57      1.59      1.58      1.37          0.29      0.30    (0.70)       (0.69)
                                        --------   -------   -------   -------      --------   -------   ------       ------
Total from Investment Activities......      1.85      1.83      1.73      1.54          0.55      0.54    (0.63)       (0.63)
                                        --------   -------   -------   -------      --------   -------   ------       ------
Distributions
  Net investment income...............     (0.27)    (0.24)    (0.15)    (0.16)        (0.26)    (0.23)   (0.06)       (0.06)
  In excess of net investment income..                         (0.01)    (0.01)                           (0.01)
  Net realized gains..................     (0.28)    (0.26)    (0.28)    (0.28)        (1.15)    (1.10)
  In excess of net realized gains.....               (0.02)                                      (0.05)
                                        --------   -------   -------   -------      --------   -------   ------       ------
Total Distributions...................     (0.55)    (0.52)    (0.44)    (0.45)        (1.41)    (1.38)   (0.07)       (0.06)
                                        --------   -------   -------   -------      --------   -------   ------       ------
NET ASSET VALUE,
  END OF PERIOD.......................  $  13.20   $ 13.22   $ 13.19   $ 12.99      $  11.90   $ 11.91   $11.90       $11.90
                                        ========   =======   =======   =======      ========   =======   ======       ======
Total Return (excludes sales charge)..     16.03%    15.43%    14.92%          (e)      4.04%     3.95%   (5.00)%(d)   (5.03)%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...  $448,530   $13,560   $11,222                $418,238   $10,448   $5,356       $   47
  Ratio of expenses to average net
    assets............................      1.00%     1.26%     2.00%     1.90%(b)      0.93%     1.18%    1.96% (b)    1.84% (b)
  Ratio of net investment income to
    average net assets................      2.21%     1.99%     1.26%     1.89%(b)      2.14%     2.00%    1.80% (b)    1.83% (b)
  Ratio of expenses to average net
    assets*...........................      1.10%     1.36%     2.01%     1.90%(b)      0.98%     1.33%    1.96% (b)    1.84% (b)
  Ratio of net investment income to
    average net assets*...............      2.11%     1.89%     1.25%     1.89%(b)      2.09%     1.85%    1.80% (b)    1.83% (b)
  Portfolio turnover..................    176.66%   176.66%   176.66%   176.66%        56.33%    56.33%   56.33%       56.33%

                                                            DISCIPLINED VALUE FUND
                                          ---------------------------------------------------------
                                                              YEAR ENDED JUNE 30,
                                          ---------------------------------------------------------
                                                 1993                    1992                1991
                                          ---------------------------------------------------------
                                          FIDUCIARY  CLASS A   FIDUCIARY     CLASS A (a)  FIDUCIARY
                                          ---------  -------   ---------     -----------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................    $  11.49   $ 11.49   $  10.20      $11.45        $ 10.42
                                          --------   -------   --------      ------        -------
Investment Activities
  Net investment income...............        0.28      0.25       0.34        0.12           0.39
  Net realized and unrealized gains
    (losses) from investments.........        1.27      1.26       1.29        0.06          (0.23)
                                          --------   -------   --------      ------        -------
Total from Investment Activities......        1.55      1.51       1.63        0.18           0.16
                                          --------   -------   --------      ------        -------
Distributions
  Net investment income...............       (0.28)    (0.25)     (0.34)      (0.14)         (0.38)
  In excess of net investment income..
  Net realized gains..................
  In excess of net realized gains.....
                                          --------   -------   --------      ------        -------
Total Distributions...................       (0.28)    (0.25)     (0.34)      (0.14)         (0.38)
                                          --------   -------   --------      ------        -------
NET ASSET VALUE,
  END OF PERIOD.......................    $  12.76   $ 12.75   $  11.49      $11.49        $ 10.20
                                          ========   =======   ========      ======        =======
Total Return (excludes sales charge)..       13.58%    13.27%     16.24%       1.56%(b)       1.75%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...    $211,785   $ 3,435   $115,234      $   35        $74,481
  Ratio of expenses to average net
    assets............................        0.89%     1.12%      0.69%       1.29%(b)       0.41%
  Ratio of net investment income to
    average net assets................        2.30%     2.06%      3.17%       2.43%(b)       3.92%
  Ratio of expenses to average net
    assets*...........................        1.08%     1.46%      1.23%       1.49%(b)       1.15%
  Ratio of net investment income to
    average net assets*...............        2.11%     1.72%      2.63%       2.23%(b)       3.18%
  Portfolio turnover..................      108.79%   108.79%     25.32%      25.32%         49.62%

------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 18, 1992.
(b)  Annualized.
(c)  Class B Shares commenced offering on January 14, 1994.
(d)  Not Annualized.
(e) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.14%.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         SMALL COMPANY GROWTH FUND
                                        -------------------------------------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                        -------------------------------------------------------------------------------------------
                                                          1995                                           1994
                                        -------------------------------------------------------------------------------------------
                                        FIDUCIARY  CLASS A   CLASS B    SERVICE (e)   FIDUCIARY   CLASS A   CLASS B (c)  RETIREMENT
                                        ---------  -------   -------    -----------   ---------   -------   -----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................  $  15.96   $ 15.93   $ 15.85    $ 15.95       $  16.96    $16.96    $17.44       $17.47
                                        --------   -------   -------    -------       --------    ------    ------       ------
Investment Activities
  Net investment income...............      0.06      0.02     (0.07)     (0.03)          0.07      0.04     (0.02)       (0.01)
  Net realized and unrealized gains
    (losses) from investments.........      2.98      2.98      2.90       2.14          (0.05)    (0.08)    (1.56)       (1.50)
                                        --------   -------   -------    -------       --------    ------    ------       ------
Total from Investment Activities......      3.04      3.00      2.83       2.11           0.02     (0.04)    (1.58)       (1.51)
                                        --------   -------   -------    -------       --------    ------    ------       ------
Distributions
  Net investment income...............     (0.06)    (0.01)                              (0.07)    (0.03)    (0.01)       (0.01)
  In excess of net investment income..               (0.02)                                        (0.01)
  Net realized gains..................     (0.54)    (0.54)    (0.54)     (0.54)         (0.95)    (0.95)
                                        --------   -------   -------    -------       --------    ------    ------       ------
Total Distributions...................     (0.60)    (0.57)    (0.54)     (0.54)         (1.02)    (0.99)    (0.01)       (0.01)
                                        --------   -------   -------    -------       --------    ------    ------       ------
NET ASSET VALUE,
  END OF PERIOD.......................  $  18.40   $ 18.36   $ 18.14    $ 17.52       $  15.96    $15.93    $15.85       $15.95
                                        ========   =======   =======    =======       ========    ======    ======       ======
Total Return (excludes sales charge)..     19.75%    19.50%    18.47%            (e)     (0.16)%   (0.52)%   (9.07)%(d)   (8.64)%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...  $413,518   $11,178   $ 2,787                  $389,567    $8,097    $1,131       $   35
  Ratio of expenses to average net
    assets............................      0.98%     1.23%     1.98%      1.87% (b)      0.98%     1.22%     2.12% (b)    1.91% (b)
  Ratio of net investment income to
    average net assets................      0.38%     0.12%    (0.63)%    (0.39)%(b)      0.42%     0.27%    (0.55)%(b)   (0.36)%(b)
  Ratio of expenses to average net
    assets*...........................      0.98%     1.33%     1.98%      1.87% (b)      1.03%     1.38%     2.12% (b)    1.91% (b)
  Ratio of net investment income to
    average net assets*...............      0.38%     0.02%    (0.63)%    (0.39)%(b)      0.37%     0.11%    (0.55)%(b)   (0.36)%(b)
  Portfolio turnover..................    132.63%   132.63%   132.63%    132.63%         70.67%    70.67%    70.67%       70.67%

                                                            SMALL COMPANY GROWTH FUND
                                            ---------------------------------------------------------
                                                                YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------
                                                   1993                    1992                1991
                                            ---------------------------------------------------------
                                            FIDUCIARY  CLASS A   FIDUCIARY     CLASS A (a)  FIDUCIARY
                                            ---------  -------   ---------     -----------  ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................      $  14.54   $14.54    $  12.92      $ 16.53        $ 12.14
                                            --------   ------    --------      -------        -------
Investment Activities
  Net investment income...............          0.06     0.03        0.09         0.01           0.21
  Net realized and unrealized gains
    (losses) from investments.........          2.99     3.00        1.87        (1.99)          0.92
                                            --------   ------    --------      -------        -------
Total from Investment Activities......          3.05     3.03        1.96        (1.98)          1.13
                                            --------   ------    --------      -------        -------
Distributions
  Net investment income...............         (0.06)   (0.04)      (0.08)       (0.01)         (0.21)
  In excess of net investment income..
  Net realized gains..................         (0.57)   (0.57)      (0.26)                      (0.14)
                                            --------   ------    --------      -------        -------
Total Distributions...................         (0.63)   (0.61)      (0.34)       (0.01)         (0.35)
                                            --------   ------    --------      -------        -------
NET ASSET VALUE,
  END OF PERIOD.......................      $  16.96   $16.96    $  14.54      $ 14.54        $ 12.92
                                            ========   ======    ========      =======        =======
Total Return (excludes sales charge)..         21.36%   21.70%      15.15%      (34.00)%(b)      9.85%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...      $232,898   $5,757    $131,533      $    84        $53,831
  Ratio of expenses to average net
    assets............................          0.89%    1.11%       0.75%        1.31% (b)      0.45%
  Ratio of net investment income to
    average net assets................          0.41%    0.25%       0.51%        0.12% (b)      1.75%
  Ratio of expenses to average net
    assets*...........................          1.11%    1.48%       1.23%        1.50% (b)      1.19%
  Ratio of net investment income to
    average net assets*...............          0.19%   (0.12)%      0.03%       (0.07)%(b)      1.01%
  Portfolio turnover..................         64.64%   64.64%      42.77%       42.77%         68.83%

------------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 18, 1992.
(b)  Annualized.
(c)  Class B Shares commenced offering on January 14, 1994.
(d)  Not Annualized.
(e) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 13.12%.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INTERNATIONAL EQUITY INDEX FUND
                                         -------------------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                         -------------------------------------------------------------------------------------
                                                          1995                                      1994
                                         -------------------------------------------------------------------------------------
                                         FIDUCIARY  CLASS A  CLASS B  SERVICE (f)  FIDUCIARY  CLASS A  CLASS B (d)  RETIREMENT
                                         ---------  -------  -------  -----------  ---------  -------  -----------  ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................   $  13.46   $13.49   $13.40   $13.44       $  11.80   $11.80     $13.00     $12.98
                                         --------   ------   ------   ------       --------   ------     ------     ------
Investment Activities
  Net investment income...............       0.13     0.12     0.03     0.11           0.11     0.09       0.06      (0.25)
  Net realized and unrealized gains
    (losses) from investments.........       0.46     0.43     0.41     0.50           1.68     1.67       0.34       0.71
                                         --------   ------   ------   ------       --------   ------     ------     ------
Total from Investment Activities......       0.59     0.55     0.44     0.61           1.79     1.76       0.40       0.46
                                         --------   ------   ------   ------       --------   ------     ------     ------
Distributions
  Net investment income...............      (0.08)   (0.08)   (0.07)   (0.07)         (0.11)   (0.05)
  Net realized gains..................      (0.04)   (0.04)   (0.04)   (0.04)         (0.01)   (0.02)
  In excess of net realized gains.....                                                (0.01)
                                         --------   ------   ------   ------       --------   ------     ------     ------
Total Distributions...................      (0.12)   (0.12)   (0.11)   (0.11)         (0.13)   (0.07)
                                         --------   ------   ------   ------       --------   ------     ------     ------
NET ASSET VALUE,
  END OF PERIOD.......................   $  13.93   $13.92   $13.73   $13.94       $  13.46   $13.49     $13.40     $13.44
                                         ========   ======   ======   ======       ========   ======     ======     ======
Total Return (excludes sales charge)..       4.20%    3.87%    3.17%         (f)      15.44%   15.18%      3.23%      3.78%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...   $218,299   $5,028   $3,687                $145,640   $2,395     $1,872     $   74
  Ratio of expenses to average net
    assets............................       1.04%    1.28%    2.04%    1.90%(c)       1.02%    1.26%      2.00%     10.85%(c)
  Ratio of net investment income to
    average net assets................       1.25%    1.09%    0.25%    0.92%(c)       1.27%    1.15%      1.37%      1.97%(c)
  Ratio of expenses to average net
    assets*...........................       1.04%    1.38%    2.04%    1.90%(c)       1.02%    1.36%      2.00%      1.85%(c)
  Ratio of net investment income to
    average net assets*...............       1.25%    0.99%    0.25%    0.92%(c)       1.27%    1.05%      1.37%      1.97%(c)
  Portfolio turnover..................       4.67%    4.67%    4.67%    4.67%          7.74%    7.74%      7.74%      7.74%

                                         INTERNATIONAL EQUITY INDEX FUND
                                         -------------------------------
                                               YEAR ENDED JUNE 30,
                                         -------------------------------
                                                       1993
                                            --------------------------
                                            FIDUCIARY (a)  CLASS A (b)
                                            -------------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................      $ 10.00        $11.74
                                            -------        ------
Investment Activities
  Net investment income...............         0.06          0.02
  Net realized and unrealized gains
    (losses) from investments.........         1.75          0.04
                                            -------        ------
Total from Investment Activities......         1.81          0.06
                                            -------        ------
Distributions
  Net investment income...............        (0.01)
  Net realized gains..................
  In excess of net realized gains.....
                                            -------        ------
Total Distributions...................        (0.01)
                                            -------        ------
NET ASSET VALUE,
  END OF PERIOD.......................      $ 11.80        $11.80
                                            =======        ======
Total Return (excludes sales charge)..        26.96%(c)      2.87%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...      $35,384        $  153
  Ratio of expenses to average net
    assets............................         1.22%(c)      1.47%(c)
  Ratio of net investment income to
    average net assets................         1.37%(c)      2.10%(c)
  Ratio of expenses to average net
    assets*...........................         2.34%(c)      2.35%(c)
  Ratio of net investment income to
    average net assets*...............         0.25%(c)      1.22%(c)
  Portfolio turnover..................         3.10%         3.10%

------------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  The Fund commenced operations on October 28, 1992.
(b)  Class A Shares commenced offering on April 23, 1993.
(c)  Annualized.
(d)  Class B Shares commenced offering on January 14, 1994.
(e)  Not Annualized.
(f) The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no Shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 4.22%.


See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1995

To the Shareholders and Board of Trustees of The One Group:

We have audited the accompanying statements of assets and liabilities of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Large Company Value Fund, the Blue Chip Equity Fund, the Large Company Growth Fund, the Disciplined Value Fund, the Small Company Growth Fund, and the International Equity Index Fund (nine series of The One Group), including the schedule of portfolio investments, as of June 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of The One Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations) to June 30, 1992 for the Large Company Growth Fund were audited by other auditors whose report dated August 25, 1993 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Large Company Value Fund, the Blue Chip Equity Fund, the Large Company Growth Fund, the Disciplined Value Fund, the Small Company Growth Fund, and the International Equity Index Fund of The One Group as of June 30, 1995, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

Boston, Massachusetts     Coopers & Lybrand L.L.P.
August 18, 1995

THE ONE GROUP FAMILY OF MUTUAL FUNDS
GOVERNMENT ARM FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)


   PRINCIPAL                                  SECURITY                              MARKET
    AMOUNT                                   DESCRIPTION                             VALUE
   ---------                                 -----------                           -------
U.S. GOVERNMENT AGENCIES (97.6%):
Federal Home Loan Mortgage Corp.:
     $ 7,878  7.03%*, 11/15/20  . . . . . . . . . . . . . . . . . . . . . . . . .  $ 7,954
       1,150  7.22%*, 8/15/08 Pool # 1561 CMO . . . . . . . . . . . . . . . . . .    1,152
       3,497  7.54%*, 5/1/18 Pool # 840160  . . . . . . . . . . . . . . . . . . .    3,614
Federal National Mortgage Assoc.:
       2,312  7.47%*, 9/1/21 Pool # 124289  . . . . . . . . . . . . . . . . . . .    2,377
       4,760  6.63%*, 12/25/20  . . . . . . . . . . . . . . . . . . . . . . . . .    4,735
         686  8.50%*, 5/25/20 . . . . . . . . . . . . . . . . . . . . . . . . . .      692
      11,023  7.75%*, 1/1/31 Pool # 124945  . . . . . . . . . . . . . . . . . . .   11,361
       2,271  7.43%*, 11/1/21 Pool # 124510 . . . . . . . . . . . . . . . . . . .    2,318
       1,418  7.32%*, 12/1/18 Pool # 70169  . . . . . . . . . . . . . . . . . . .    1,449
       2,569  7.20%*, 4/1/21 Pool # 70983 . . . . . . . . . . . . . . . . . . . .    2,621
       9,160  7.50%*, 7/1/20 Pool # 133558  . . . . . . . . . . . . . . . . . . .    9,365
       6,726  7.31%*, 7/1/27 Pool # 70179 . . . . . . . . . . . . . . . . . . . .    6,862
                                                                                   -------
Total U.S. Government Agencies                                                      54,500
                                                                                   -------
Total Investments, at value                                                         54,500
                                                                                   -------


REPURCHASE AGREEMENTS (1.9%):
     $ 1,061  J.P. Morgan, 6.18%, dated 6/30/95, due 7/3/95
                (Collateralized by $1,295 Federal Home Loan Mortgage
                Corp., 5.28%, 10/7/23, market value-$1,270) . . . . . . . . . . .    1,061
                                                                                   -------
Total Repurchase Agreements                                                          1,061
                                                                                   -------
Total (Cost--$56,256)(a)                                                           $55,561
                                                                                   =======

-------

Percentages indicated are based on net assets of $55,841.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:


          Unrealized appreciation . . . . . . . . . . .  $  61
          Unrealized depreciation . . . . . . . . . . .   (756)
                                                         -----
          Net unrealized depreciation . . . . . . . . .  $(695)
                                                         =====


* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.

CMO -- Collateralized Mortgage Obligations

As of June 30, 1995, the Portfolio's open futures contracts were as follows:

                                                                                               OPENING       CURRENT
                       # OF                                                                   POSITIONS       MARKET
                       CONTRACTS                   FUTURES CONTRACT TYPE                        (000)      VALUE (000)
                       ---------                   ---------------------                      ---------    -----------
                       LONG CONTRACTS
                           23        US 2-year Note  . . . . . . . . . . . . . . . . .         $ 4,772       $ 4,770
                           13        90-day Eurodollar . . . . . . . . . . . . . . . .           3,042         3,066
                           20        90-day Eurodollar . . . . . . . . . . . . . . . .           4,715         4,717
                           15        90-day Eurodollar . . . . . . . . . . . . . . . .           3,538         3,538
                       SHORT CONTRACTS
                           1         September 1995, U.S. Long Bond  . . . . . . . . .            (115)         (114)
                           23        5-year U.S. Treasury Note, September 1995 . . . .          (2,459)       (2,470)


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)


   PRINCIPAL                              SECURITY                                                                     MARKET
    AMOUNT                                DESCRIPTION                                                                   VALUE
   ---------                              -----------                                                                --------
ASSET BACKED SECURITIES (14.0%):
     $ 4,620  CIT Group Securitization Corp., Class A1 7.70%, 8/15/20 . . . . . . . . . . . . . . . . . . . . .       $ 4,728
       5,000  Green Tree Home Improvement Loan Trust 6.20%, 7/15/20 . . . . . . . . . . . . . . . . . . . . . .         4,987
       2,665  Merrill Lynch Corp., Pool #1992-A A 5.50%, 5/15/98  . . . . . . . . . . . . . . . . . . . . . . .         2,654
       5,000  National Premier Funding 7.00%, 6/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,026
         700  Premier Auto Trust, Pool #1992-2A 6.38%, 9/15/97  . . . . . . . . . . . . . . . . . . . . . . . .           702
         959  Premier Auto Trust, Pool #1992-3A 5.90%, 11/15/97 . . . . . . . . . . . . . . . . . . . . . . . .           955
         533  Shawmut National Bank, Grantor Trust, Pool #1992-A A 5.55%, 11/15/97  . . . . . . . . . . . . . .           533
       7,000  Standard Credit Card, Class A 8.63%, 1/7/02 . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,303
      10,000  Standard Credit Card Master Trust, Pool #1991-1A 8.50%, 6/7/96  . . . . . . . . . . . . . . . . .        10,226
       5,712  UCFC, 1995-A, Tranche A-1 7.55%, 7/10/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,770
       7,000  UCFC Home Equity Loan 8.38%, 3/10/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,210
       5,466  Union Federal Savings Bank, Grantor Trust, Pool #1993-C, 4.88%, 2/15/00 . . . . . . . . . . . . .         5,331
         785  Union Federal Savings Bank, Grantor Trust, Pool #1992-A A, 6.70%, 11/15/97  . . . . . . . . . . .           785
       3,638  Union Federal Savings Bank, Grantor Trust, Pool #1993-A, 4.53%, 5/15/99 . . . . . . . . . . . . .         3,554
                                                                                                                      -------
  Total Asset Backed Securities                                                                                        59,764
                                                                                                                      -------
CORPORATE BONDS (16.9%):
Automotive (0.8%):
       3,179  Chrysler Corp. 10.40%, 8/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,394
                                                                                                                      -------
Finance (7.9%):
       7,000  Ford Motor Credit 1/15/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,481
       5,000  GMAC Financial 7.00%, 3/1/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,050
       5,200  International Lease Finance 6.63%, 6/1/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,227
      10,000  International Lease Finance 5.54%, 5/5/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,888
       6,000  Paccar Financial 6.45%, 3/25/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,018
                                                                                                                      -------
                                                                                                                       33,664
                                                                                                                      -------
Foreign (1.9%):
      10,000  Westpac Banking Perpetual Note A2/A, 6.65%* . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,100
                                                                                                                      -------
Pharmaceutical (1.2%):
       5,000  American Home Products, 7.70%, 2/15/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,225
                                                                                                                      -------
Retail (0.4%):
       1,500  Dayton Hudson Corp., 6.06%, 12/15/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,500
                                                                                                                      -------
Securities Brokers and Dealers (4.7%):
       7,000  Lehman Brothers, Inc., 7.00%, 5/15/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,053
       3,000  Lehman Brothers, Inc. 10.00%, 5/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,285
       4,500  Lehman Brothers Holding, 8.88%, 11/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,748
       5,000  Smith Barney, 6.00%, 3/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,969
                                                                                                                      -------
                                                                                                                       20,055
                                                                                                                      -------
  Total Corporate Bonds                                                                                                71,938
                                                                                                                      -------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (29.6%):
Federal Home Loan Bank:
       7,500  6.55%, 4/17/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,515
       5,000  7.35%, 5/24/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,009
      10,000  7.78%, 10/19/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,724
Federal Home Loan Mortgage Corp.:
         636  9.00%, 1/1/05 Pool #E00012  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           663
         626  9.00%, 12/1/05 Pool #E00005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           653
       1,155  8.00%, 10/1/06 Pool #E00052 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,187
       3,318  7.00%, 3/1/07, Pool #E34594, Gold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,326
       3,024  7.00%, 4/1/07 Pool #E00087, Gold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,032
       4,234  7.50%, 4/1/07 Pool #E00084  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,304
       5,087  7.50%, 11/1/07 Pool #E00165 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,172
       9,169  8.50%, 2/1/08 Pool #G10133, Gold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,495
       4,890  8.00%, 1/1/10 Pool #E00355  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,026
      12,735  8.00%, 2/1/10 Pool #G10382  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,089
       7,550  5.50%, 10/15/13 Class C Pool, #1546-C REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,384
      10,000  5.25%, 9/15/15 Pool #1638 BC, REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,641
      10,000  8.25%, 12/15/16 Pool #1770 PD, REMIC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,459
      10,000  7.25%, 4/15/18 Pool #1254 F, REMIC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,036
Federal National Mortgage Assoc.:
       3,000  8.20%, 3/10/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,151
         373  9.00%, 9/1/05 Pool #50340 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           389
         420  9.00%, 11/1/05 Pool #50361  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           438
         421  8.50%, 4/1/06 Pool #116875  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           436
       6,000  7.00%, 6/1/10 Pool #315928  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,011
       1,679  6.00%, 9/25/18 Pool #1989-94E, REMIC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,666
Government National Mortgage Assoc.:
           6  8.00%, 2/15/02 Pool #192917 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6
          43  8.00%, 3/15/02 Pool #209172 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            44
          16  9.00%, 6/15/02 Pool #229311 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17
         127  9.00%, 10/15/02 Pool #229569  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           133
          29  8.00%, 6/15/05 Pool #288827 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            30
          17  9.00%, 9/15/05 Pool #292569 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            18
         129  9.00%, 10/15/05 Pool #292589  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           135
          39  8.00%, 5/15/06 Pool #303851 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            41
          11  8.00%, 7/15/06 Pool #307231 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11
          59  8.00%, 8/15/06 Pool #311166 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            61
         415  8.00%, 10/15/06 Pool #316915  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           429
          76  8.00%, 11/15/06 Pool #311131  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            79
         766  8.00%, 11/15/06 Pool #312210  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           791
         440  8.00%, 11/15/06 Pool #313528  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           454
         196  8.00%, 11/15/06 Pool #315078  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           202
         204  8.00%, 11/15/06 Pool #316671  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           210
          58  8.00%, 12/15/06 Pool #311301  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            60
         382  8.00%, 12/15/06 Pool #311384  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           393
         314  8.00%, 1/15/07 Pool #317663 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           323
         669  8.00%, 2/15/07, Pool #316086  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           690

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)


   PRINCIPAL                                SECURITY                                                                   MARKET
    AMOUNT                                 DESCRIPTION                                                                  VALUE
   ---------                               -----------                                                               --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS, CONTINUED
Government National Mortgage Assoc., continued:
     $   291  8.00%, 3/15/07 Pool #318825 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    300
         122  8.00%, 3/15/07 Pool #178684 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           126
         254  8.00%, 4/15/07 Pool #316441 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           262
U.S. Government Backed Bonds:
         552  Resolution Trust Corporation, Series 1992 5.90%, 7/25/23  . . . . . . . . . . . . . . . . . . . .           550
       2,018  U.S. Government Guaranteed Overseas Private Investment Corp.:
              5.55%, 1/13/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,005
                                                                                                                     --------
  Total U.S. Government and Agency Obligations                                                                        126,176
                                                                                                                     --------
U.S. TREASURY NOTES (35.7%):
       5,000  7.50%, 1/31/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,050
      10,000  6.25%, 8/31/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,047
      15,000  7.25%, 8/31/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,238
      15,000  6.88%, 10/31/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,200
      10,000  6.50%, 11/30/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,091
      20,000  6.50%, 5/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        20,225
       4,000  6.75%, 5/31/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,063
      10,000  8.25%, 7/15/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,635
       7,000  7.13%, 10/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $7,245
      10,000  6.33%, 7/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,133
      10,000  6.38%, 1/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,133
       5,000  7.75%, 11/30/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,331
       1,000  8.88%, 5/15/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,121
       3,000  8.50%, 11/15/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,336
       6,000  7.50%, 11/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,440
      10,000  7.50%, 5/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,774
       7,000  6.33%, 2/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,020
                                                                                                                     --------
  Total U.S. Treasury Notes                                                                                           152,082
                                                                                                                     --------
  Total Investments, at value                                                                                         409,960
                                                                                                                     --------
REPURCHASE AGREEMENTS (3.6%):
      15,252  Lehman Brothers, 6.15%, dated 6/30/95, due 7/3/95, (Collateralized by $15,030 U.S. Treasury
              Notes, 6.75%, 2/28/97, market value--$15,570) . . . . . . . . . . . . . . . . . . . . . . . . . .        15,252
                                                                                                                     --------
  Total Repurchase Agreements                                                                                          15,252
                                                                                                                     --------
    Total (Cost--$418,851)(a)                                                                                        $425,212
                                                                                                                     ========

--------

Percentages indicated are based on net assets of $426,168.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

              Unrealized appreciation  . . . . . . . . . . . . . . . . .     $ 7,376
              Unrealized depreciation  . . . . . . . . . . . . . . . . .      (1,015)
                                                                             -------
              Net unrealized appreciation  . . . . . . . . . . . . . . .     $ 6,361
                                                                             =======


* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.

REMIC--Real Estate Mortgage Investment Conduit


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)


 PRINCIPAL                                                 SECURITY                                                    MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
ASSET-BACKED SECURITIES (7.6%):
      $1,123  Union Federal Savings 1992-BA, 4.90%, 4/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 1,106
       3,000  UCFC, Home Equity Loan 1994-A AZ 5.48%, 8/10/06 . . . . . . . . . . . . . . . . . . . . . . . . .         2,912
       2,810  Advanta Mortgage Loan Trust 1994-4 A1, 8.55%, 11/25/12  . . . . . . . . . . . . . . . . . . . . .         2,891
       4,442  Aircraft Lease Portfolio Securitization 1994-1 AZ, 7.15%, 9/15/04 . . . . . . . . . . . . . . . .         4,484
       3,000  Green Tree Home Improvement Loan Trust 1995-C A1, 6.20%, 7/15/20  . . . . . . . . . . . . . . . .         2,992
          73  Collateralized Mortgage Obligation Trust 47A, 9.00%, 7/1/14 . . . . . . . . . . . . . . . . . . .            73
         538  Morgan Stanley Mortgage Trust Y3, 8.95%, 3/1/16 . . . . . . . . . . . . . . . . . . . . . . . . .           551
                                                                                                                      -------
Total Asset-Backed Securities                                                                                          15,009
                                                                                                                      -------
CORPORATE BONDS (15.0%):
Automotive (1.0%):
       2,000  General Motors, 7.63%, 2/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,038
                                                                                                                      -------
Banking (1.6%):
       3,000  Fleet/Norstar, 8.13%, 7/1/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,188
                                                                                                                      -------
Finance (3.9%):
         500  Associates Corp. North America 8.38%, 6/1/96  . . . . . . . . . . . . . . . . . . . . . . . . . .           510
       4,000  Liberty Mutual, 8.20%, 5/4/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,240
       3,000  Metropolitan Life Surplus, 6.30%, 11/1/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,831
                                                                                                                      -------
                                                                                                                        7,581
                                                                                                                      -------
Industrial (0.8%):
       1,430  DuPont, 8.50%, 2/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,550
                                                                                                                      -------
Oil & Gas Production (1.1%):
      2,000   Occidental Petroleum, 11.75%, 3/15/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,160
                                                                                                                      -------
Securities Brokers and Dealers (5.3%):
       4,000  Goldman Sachs Group L.P., 6.38%,                                                                          3,895
              6/15/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
       3,000  Lehman Brothers Holdings, 8.80%,                                                                          3,240
              3/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
       3,000  Lehman Brothers, Inc. 9.88%, 10/15/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,364
                                                                                                                      -------
                                                                                                                       10,499
                                                                                                                      -------
Tobacco (1.3%):
       2,500  Philip Morris 7.50%, 3/15/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,541
                                                                                                                      -------
  Total Corporate Bonds                                                                                                29,557
                                                                                                                      -------
Foreign Bonds (6.4%):
       4,000  Midland Bank 6.78%*, Perpetual  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,230
       5,000  National Bank of Australia 6.59%*, Perpetual  . . . . . . . . . . . . . . . . . . . . . . . . . .         4,100
       5,000  Quebec Province 7.50%, 7/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,163
                                                                                                                      -------
  Total Foreign Bonds                                                                                                  12,493
                                                                                                                      -------
U.S. GOVERNMENT AGENCIES (35.2%):
Government National Mortgage Assoc.:
           3  10.50%, 4/15/98, Pool #66627  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3
          27  10.50%, 7/15/98, Pool #69629  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29
           5  10.50%, 9/15/98, Pool #10357  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5
          22  11.00%, 6/15/99, Pool #11094  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            24
          10  10.00%, 12/15/00, Pool #13621 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10
          13  11.00%, 3/15/00, Pool #12375  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            14
          85  10.00%, 1/15/01, Pool #14516  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            90
          85  10.00%, 1/15/01, Pool #14532  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            90
          11  8.50%, 6/15/01, Pool #16244 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11
          96  8.50%, 6/15/01, Pool #13705 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            99
           5  9.00%, 6/15/01, Pool #16443 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5
          10  9.00%, 6/15/01, Pool #16144 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11
          36  9.00%, 6/15/01, Pool #16698 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            37
          24  9.00%, 7/15/01, Pool #15582 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            25
          83  9.00%, 8/15/01, Pool #17346 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            86
          66  8.50%, 8/15/01, Pool #16420 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           173
          18  9.00%, 9/15/01, Pool #17712 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19
           9  9.00%, 10/15/01, Pool #17763  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            10
          20  9.00%, 10/15/01, Pool #18559  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            21
          73  9.00%, 10/15/01, Pool #17985  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           182
           7  8.50%, 11/15/01, Pool #18346  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7
          34  9.00%, 11/15/01, Pool #17436  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35
          61  9.00%, 11/15/01, Pool #19181  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           169
          42  8.50%, 12/15/01, Pool #19918  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           148
          24  9.00%, 1/15/02, Pool #20500 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            25
          20  8.00%, 3/15/02, Pool #21006 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           124
          42  8.00%, 3/15/02, Pool #20593 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           147
          86  8.00%, 5/15/02, Pool #20304 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            89
          28  8.50%, 5/15/02, Pool #21377 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           133
          29  8.00%, 5/15/02, Pool #18029 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           133
          83  9.00%, 8/15/02, Pool #23242 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            87
          53  9.00%, 10/15/02, Pool #24630  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           160
          26  9.50%, 11/15/02, Pool #23555  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            27
          14  9.00%, 6/15/03, Pool #24786 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15
          96  8.50%, 10/15/04, Pool #27746  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           100
          42  9.00%, 10/15/04, Pool #28165  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           149
          45  8.50%, 11/15/04, Pool #25347  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           150
          29  9.00%, 10/15/05, Pool #29258  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            30
          80  9.00%, 5/15/05, Pool #28877 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           189
         107  9.00%, 8/15/05, Pool #29703 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           216
          17  9.00%, 11/15/05, Pool #29261  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           123
          84  9.00%, 11/15/05, Pool #29916  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            88
          99  9.00%, 12/15/05, Pool #29956  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           103
          68  8.50%, 4/15/06, Pool #30748 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           174
         128  8.00%, 5/15/09, Pool #385676  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           132
          32  8.00%, 8/15/09, Pool #37214 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            33
         313  7.50%, 5/15/07, Pool #329528  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           319
         812  8.00%, 10/15/09, Pool #380639 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           838
       3,891  8.50%, 11/15/17, Pool #780086, Platinum . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,057
       5,981  9.00%, 4/15/25, Pool #405444  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,286


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)


 PRINCIPAL                                                 SECURITY                                                    MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
FEDERAL NATIONAL MORTGAGE ASSOC.:
      $2,923  8.50%, 7/1/04, Pool #250103 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  3,018
       4,000  7.00%, 6/1/10, Pool #312903 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,008
       2,869  8.00%, 5/1/24, Pool #250066 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,925
       3,412  7.50%, 10/1/24, Pool #303031  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,426
         510  7.50%, 5/1/25, Pool #293928 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           512
       1,062  7.50%, 5/1/25, Pool #311810 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,066
Federal National Mortgage Assoc. REMIC:
       1,000  6.75%, 12/15/04, Pool #1994-6C  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,004
         500  8.00%, 9/25/04, Pool #1991-155G . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           523
       2,846  8.09%*, 10/25/23, Pool #1994-6F CMO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,419
Federal Home Loan Mortgage Assoc.:
       1,461  7.50%, 8/1/08, Pool #250103, Gold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,485
       3,898  8.50%, 1/1/10, Pool #E00356, Gold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,037
         989  8.00%, 7/1/20, Pool #A01047, Gold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,008
       3,973  8.00%, 11/1/24, Pool #C00376, Gold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,051
       4,991  8.50%, 5/1/25, Pool #00399, Gold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,154
Federal Home Loan Mortgage Assoc.--REMIC:
       2,000  7.25%, 4/15/18, Pool #1254-F  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,007
       4,000  8.00%, 2/15/20, Pool #1770-PE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,207
       3,000  6.50%, 10/15/21, Pool #1590-GA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,893
       2,000  6.50%, 1/15/22, Pool #1573-PI . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,926
       1,000  7.00%, 6/15/06, Pool #1457-PH . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           999
Federal Home Loan Bank:
       3,000  6.65% through 7/17/95, 7.05% through 10/17/95, 7.65% through 1/17/96, 4/17/96 . . . . . . . . . .         3,006
       4,210  7.35%, 5/24/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,218
                                                                                                                     --------
  Total U.S. Government Agencies                                                                                       69,122
                                                                                                                     --------
U.S. TREASURY BONDS (4.7%):
      $8,000  8.13%, 8/15/19  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,316
                                                                                                                     --------
  Total U.S. Treasury Bonds                                                                                             9,316
                                                                                                                     --------
U.S. TREASURY NOTES (26.7%):
       1,000  6.75%, 2/28/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,015
       4,000  5.50%, 9/30/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,970
       3,500  5.13%, 3/31/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,433
       5,000  8.25%, 7/15/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,318
       1,700  7.13%, 10/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,761
       3,500  7.13%, 10/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,623
       3,000  8.88%, 11/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,263
       2,000  6.00%, 10/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,001
       4,500  6.00%, 10/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,502
       5,000  5.50%, 4/15/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,900
       3,000  8.50%, 11/15/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,336
       8,000  7.50%, 11/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,586
       3,000  7.25%, 5/15/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,204
       3,000  8.75%, 11/15/08 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,453
                                                                                                                     --------
  Total U.S. Treasury Notes                                                                                            52,365
                                                                                                                     --------
  Total Investments, at Value                                                                                         187,862
                                                                                                                     --------
REPURCHASE AGREEMENTS (3.5%):
       6,785  Lehman Brothers 6.15%, dated 6/30/95, due 7/3/95 (Collateralized by $6,685 U.S. Treasury Notes,
              6.75%, 2/28/97, market value-$6,925)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,785
                                                                                                                     --------
  Total Repurchase Agreements                                                                                           6,785
                                                                                                                     --------
  Total (Cost--$191,699)(a)                                                                                          $194,647
                                                                                                                     ========

----------

Percentages indicated are based on net assets of $196,423.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:


              Unrealized appreciation . . . . . . . . . . . . . . . .      $ 4,997
              Unrealized depreciation . . . . . . . . . . . . . . . .       (2,049)
                                                                            ------
              Net unrealized appreciation . . . . . . . . . . . . . .      $ 2,948
                                                                            ======


* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect June 30, 1995.

CMO--Collateralized Mortgage Obligation

REMIC--Real Estate Mortgage Investment Conduit


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                 SECURITY                                                 MARKET
   AMOUNT                                                DESCRIPTION                                                 VALUE
 ---------                                               -----------                                                ------
CORPORATE BONDS (0.4%):
Finance (0.2%):
   $     400  International Bank for Reconstruction and
                Development Medium Term Note
                COLTS, 7.65%, 2/28/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     409
         400  Transamerica Financial Corp., 7.88%,
                2/15/97   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           412
                                                                                                                    ---------
                                                                                                                          821
                                                                                                                    ---------
Pharmaceuticals (0.1%):
         350  Becton Dickinson and Co., 8.38%, 6/1/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           357
                                                                                                                    ---------
Utilities (0.1%):
         300  Southern Railway Co., 8.25%, 6/1/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           304
                                                                                                                    ---------
  Total Corporate Bonds                                                                                                 1,482
                                                                                                                    ---------
U.S. GOVERNMENT AGENCIES (68.7%):
Federal Home Loan Bank:
       5,000  0.00%*, 3/18/96, Accrual Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,789
       7,000  6.55%, through 7/17/95, 7.05% through
                10/17/95, 7.65% through 1/17/96,
                4/17/96   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,014
       3,923  6.05%, 6/24/97 IAN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,923
         550  8.25%, 6/25/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           560
Federal Home Loan Mortgage Corp.:
       5,000  7.35%, 3/9/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,027
       7,756  7.50%, 4/1/09 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,885
       7,729  8.50%, 12/1/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,004
         492  9.00%, 10/1/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           514
         370  9.00%, 4/1/18 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           386
       8,000  7.25%, 4/15/18, REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,029
         175  9.00%, 6/1/20 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           182
          67  9.00%, 8/1/20 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            70
          95  9.00%, 10/1/20  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            99
         102  9.00%, 1/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           107
      10,000  7.00%, 3/15/21, REMIC, CMO  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,708
          93  9.00%, 4/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            97
         190  9.00%, 7/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           198
         268  9.00%, 9/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           280
         179  9.00%, 11/1/21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           186
          54  9.00%, 11/1/21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            56
         167  9.00%, 11/1/21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           175
         251  9.00%, 5/1/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           262
         319  9.00%, 5/1/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           333
      10,000  7.50%, 9/15/22, CMO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,186
       8,012  10.00%, 10/15/23, REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,973
       7,089  8.50%, 5/1/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,319
       6,705  8.50%, 7/1/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,923
       9,833  7.50%, 9/1/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,873
       9,933  8.00%, 11/1/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,128
       3,405  7.50%, 5/1/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,419
       6,595  7.50%, 6/1/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,622
      10,000  8.00%, 6/1/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,197
Federal National Mortgage Assoc.:
       9,094  6.35%, 12/25/23, REMIC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,546
       5,000  4.85%, 6/23/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,931
       4,500  6.45% through 5/10/95, 6.60% through
                5/10/96, 6.90% through 5/10/97,
                5/10/99   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,484
       8,000  6.00%, 6/25/09, REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,347
      10,000  6.25%, 2/25/13, REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,891
       5,430  7.50%, 6/1/14 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,452
       4,244  7.50%, 7/1/14 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,261
         249  10.00%, 10/1/16 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           270
         771  10.00%, 10/1/19 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           836
      10,000  7.00%, 5/25/20, REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,937
         436  10.00%, 7/1/20  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           473
       1,043  10.00%, 11/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,132
         852  10.00%, 11/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           925
       5,000  6.55%, 12/25/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,874
       5,042  7.00%, 1/25/24, REMIC . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,024
       6,343  7.84%*, 2/25/24, REMIC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,455
Government National Mortgage Assoc.:
          17  10.50%, 4/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            18
          55  10.00%, 9/15/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            58
          13  10.00%, 12/15/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            14
          20  10.00%, 1/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            21
         135  8.50%, 6/15/01  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           141
          10  8.50%, 7/15/01  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11
         135  9.00%, 9/15/01  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           141
          14  9.00%, 9/15/01  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            14
         111  9.50%, 9/15/01  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           116
         116  8.50%, 11/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           121
          86  9.50%, 11/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            91
         159  9.00%, 12/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           166
         107  8.50%, 12/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           112
         142  8.00%, 3/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           147
         302  9.00%, 5/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           316
         257  9.00%, 6/15/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           269
          97  9.00%, 8/15/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           101
         102  9.00%, 9/15/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           107
          53  9.00%, 9/15/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            56
          99  8.00%, 7/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           102
          47  7.50%, 7/15/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            48
         125  8.00%, 8/15/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           128
         116  8.00%, 8/15/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           119
         489  7.50%, 12/15/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           499
          74  9.00%, 11/15/08 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            78
         127  9.00%, 4/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           133
          32  9.00%, 5/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            34
          16  9.50%, 7/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            17
         199  9.50%, 9/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           211
          54  9.50%, 10/15/09 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            57
          51  11.00%, 11/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            57
          24  12.00%, 8/15/13 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            28
           2  12.00%, 4/15/15 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2
          13  11.00%, 6/15/15 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                 SECURITY                                                 MARKET
   AMOUNT                                                DESCRIPTION                                                 VALUE
 ---------                                               -----------                                                ------
 U.S.GOVERNMENT AGENCIES, CONTINUED:
 Government National Mortgage Assoc., continued:
   $     113  9.00%, 5/15/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    118
         171  9.00%, 6/15/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           180
          19  9.50%, 7/15/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20
         149  9.00%, 7/15/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           157
         103  9.50%, 8/15/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           109
         192  9.00%, 9/15/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           201
          37  9.50%, 1/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            39
         357  9.00%, 2/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           376
         313  9.00%, 6/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           329
          84  9.50%, 8/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            89
          33  9.00%, 8/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            34
          47  9.50%, 8/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            50
         121  9.00%, 6/15/18  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           127
         126  9.50%, 8/15/18  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           134
          34  9.00%, 10/15/18 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            36
         242  9.50%, 12/15/18 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           257
           6  9.00%, 10/15/19 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6
          76  9.00%, 11/15/19 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            80
          87  9.00%, 1/15/20  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            92
         105  9.00%, 2/15/20  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           111
         127  9.00%, 3/15/20  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           134
         124  9.50%, 9/15/20  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           131
         122  9.50%, 12/15/20 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           130
         416  9.00%, 6/15/21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           437
          45  7.50%, 2/15/22  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            45
         752  8.00%, 7/15/22  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           770
         838  7.50%, 8/15/22  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           844
          47  7.00%, 10/15/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            47
         253  7.00%, 11/15/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           249
          48  7.00%, 12/15/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            47
          45  7.00%, 1/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            44
         566  7.00%, 1/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           558
         428  7.00%, 1/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           422
         599  7.00%, 1/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           590
         273  7.00%, 1/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           269
          55  7.00%, 3/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            54
         730  7.00%, 5/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           719
          70  7.00%, 5/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            69
         922  7.00%, 5/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           909
         374  6.50%, 5/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           360
         942  7.00%, 5/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           928
         857  7.00%, 5/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           844
         101  6.50%, 6/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            97
         498  6.50%, 6/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           479
          64  6.50%, 6/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            61
          69  6.50%, 6/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            66
         276  6.50%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           266
         293  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           288
         954  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           940
          28  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            28
         373  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           367
          42  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            41
         250  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           246
         564  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           556
         691  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           681
         591  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           582
         921  7.00%, 7/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           907
         348  6.50%, 8/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           334
         500  6.50%, 8/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           481
         731  6.50%, 8/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           703
         263  6.50%, 8/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           253
         187  6.50%, 8/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           180
         323  6.50%, 8/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           311
          65  6.50%, 9/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            62
         809  6.50%, 9/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           778
         239  6.50%, 10/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           230
         452  6.00%, 10/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           424
          35  6.00%, 10/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            33
         472  6.00%, 10/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           443
       5,054  8.00%, 10/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,178
         739  6.50%, 11/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           711
          24  6.50%, 11/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23
         158  6.50%, 12/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           152
       1,003  6.50%, 12/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           965
         162  6.50%, 12/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           156
         753  6.50%, 12/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           724
          39  6.50%, 12/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            37
         942  6.50%, 1/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           906
         415  6.50%, 2/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           399
         192  6.50%, 2/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           184
       1,331  6.50%, 2/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,281
         361  6.50%, 2/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           347
         419  6.50%, 2/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           403
         891  7.50%, 6/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           897
         106  7.50%, 6/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           106
       1,103  8.50%, 8/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,146
       5,364  8.50%, 8/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,574
       1,186  8.50%, 8/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,233
       4,946  8.00%, 9/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,068
         487  8.00%, 9/15/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           499
       2,002  8.50%, 11/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,080
      10,000  8.50%, 4/15/25  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,391
                                                                                                                     --------
  Total U.S. Government Agencies                                                                                      268,352
                                                                                                                     --------
U.S. TREASURY BONDS (8.3%):
       5,000  7.25%, 5/15/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,309
       1,500  8.88%, 8/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,868
      15,000  8.13%, 8/15/19  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17,468
         700  7.88%, 2/15/21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           796
       7,500  6.25%, 8/15/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,088
                                                                                                                     --------
  Total U.S. Treasury Bonds                                                                                            32,529
                                                                                                                     --------
U.S. TREASURY NOTES (17.6%):
       1,800  8.88%, 11/15/94 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,958

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                 SECURITY                                                 MARKET
   AMOUNT                                                DESCRIPTION                                                 VALUE
 ---------                                               -----------                                                ------
U.S. TREASURY NOTES, CONTINUED:
   $   7,000  6.00%, 11/30/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  7,018
       8,000  8.25%, 7/15/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,508
       2,200  8.88%, 2/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,406
       3,000  6.38%, 7/15/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,040
       5,000  7.50%, 10/31/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,279
       2,000  7.88%, 11/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,141
       2,000  5.50%, 4/15/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,960
       5,500  7.50%, 11/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,903
      14,500  7.50%, 5/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,623
       1,000  6.38%, 8/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,012
       5,600  6.25%, 2/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,616
       8,500  5.88%, 2/15/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,295
                                                                                                                     --------
  Total U.S. Treasury Notes                                                                                          $ 68,759
                                                                                                                     --------
  Total Investments, at value                                                                                         371,122
                                                                                                                     --------
REPURCHASE AGREEMENTS (4.3%):
   $  16,852  Lehman Brothers 6.15%, dated 6/30/95,
                due 7/3/95 (Collateralized by $16,720
                U.S. Treasury Notes, 6.63%, 3/31/97,
                market value--$17,201). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,852
                                                                                                                     --------
  Total Repurchase Agreements                                                                                          16,852
                                                                                                                     --------
  Total (Cost--$380,326)(a)                                                                                          $387,974
                                                                                                                     ========

_________________

Percentages indicated are based on net assets of $390,469.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                       Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $11,069
                       Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (3,421)
                                                                                                           -------
                       Net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 7,648
                                                                                                           =======


* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.

CMO--Collateralized Mortgage Obligation
COLTS--Continuously Offered Long-Term Securities
IAN--Indexed Amortization Note
REMIC--Real Estate Mortgage Investment Conduit


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Income Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                  MARKET
   AMOUNT                                                DESCRIPTION                                                VALUE
   ------                                                -----------                                                -----
CORPORATE BONDS (57.1%):
Automotive (2.3%):
   $  10,000  General Motors Corp. 9.13%, 7/15/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 11,125
                                                                                                                     --------
Banking & Finance (23.9%):
       7,500  Advanta Mortgage Trust 8.32%, 8/25/19 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,862
       7,108  Aircraft Lease Portfolio Securitization 1994-1 AZ, 7.15%, 9/15/04 . . . . . . . . . . . . . . . .         7,174
       6,000  Associates Corp. N.A. 8.15%, 8/1/09 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,690
       5,000  Associates Corp. Medium Term Note 8.34%, 11/25/99 . . . . . . . . . . . . . . . . . . . . . . . .         5,344
       5,000  BankAmerica Corp. 9.50%, 4/1/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,650
       5,000  Banco Central Hispano 7.5%, 6/15/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,988
       5,000  BBV International 6.88%, 7/1/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,966
       7,000  Fleet/Norstar 8.13%, 7/1/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,437
       8,000  General Motors Acceptance Corp. 7.00%, 3/1/00 . . . . . . . . . . . . . . . . . . . . . . . . . .         8,080
       2,609  Green Tree Acceptance 6.35%, 12/15/19 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,607
       5,000  Nationwide 7.50%, 2/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,663
       5,000  Scotland International 8.80%, 1/27/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,481
       5,000  Security Pacific Corp. 11.00%, 3/1/01 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,987
      17,000  Standard Credit Card Trust 9.50%, 5/10/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17,974
      15,000  Sears Credit Account Trust 8.65%, 7/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,369
       5,000  Wharf Capital 8.88%, 11/1/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,212
                                                                                                                     --------
                                                                                                                      115,484
                                                                                                                     --------
Equipment (1.1%):
       5,000  Tenneco, Inc. 10.00%, 8/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,462
                                                                                                                     --------
Industrial (11.9%):
       5,000  Carnival Corp. 7.05%, 5/15/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,019
       9,440  Grand Metro Investment 7.45%, 4/15/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,971
       5,000  Hertz-Penske Truck Leasing 8.25%, 11/1/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,244
       5,000  Lockheed Corp. 5.65%, 4/1/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,950
       6,300  McDonnell Douglas 8.63%, 4/1/97 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,505
       5,000  Occidental Petroleum 7.00%, 4/15/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,638
       8,500  RJR Nabisco, Inc. 8.63%, 12/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,914
       6,000  Sun Co., Inc. 8.13%, 11/1/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,308
       5,000  Valassis Communication 9.55%, 12/1/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,544
                                                                                                                     --------
                                                                                                                       57,093
                                                                                                                     --------
Insurance (1.2%):
       6,000  Massachusetts Mutual Life 7.50%, 3/1/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,730
                                                                                                                     --------
Oil & Gas (2.0%):
       9,500  Centra Gas 10.65%, 9/30/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,809
                                                                                                                     --------
Processed Foods (0.4%):
       2,000  Nabisco, Inc. 6.70%, 6/15/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,975
                                                                                                                     --------
Securities Brokers & Dealers (8.0%):
       5,000  Bear Stearns Co. 9.13%, 4/15/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,325
       5,000  Bear Stearns Co. 8.25%, 2/2/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,325
       10,00  Lehman Brothers Holdings 8.88%, 3/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,750
       5,000  Lehman Brothers Holdings 8.80%, 3/1/02  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,400
       5,000  Lehman Brothers Holdings 11.63%, 5/15/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,350
       6,000  Morgan Stanley 6.13%, 10/1/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,640
                                                                                                                     --------
                                                                                                                       38,790
                                                                                                                     --------
Tobacco (1.0%):
       5,000  Philip Morris 7.25%, 1/15/03  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,069
                                                                                                                     --------
Transportation (4.2%):
       5,000  Canadian National Railway 7.00%, 3/15/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,000
       6,140  Daimler-Benz Vehicle 5.95%, 12/15/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,137
       7,902  Northwest Air 9.25%, 6/21/14  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,958
                                                                                                                     --------
                                                                                                                       20,095
                                                                                                                     --------
Utilities (1.1%):
       5,000  Tenega Nasional Berhad 7.88%, 6/15/04   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,238
                                                                                                                     --------
  Total Corporate Bonds                                                                                               275,870
                                                                                                                     --------
U.S. GOVERNMENT AGENCIES (21.8%):
Federal Home Loan Bank:
      15,000  7.10%, 3/16/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,370
Federal Home Loan Mortgage Assoc.:
       5,707  7.00%, 6/1/09 Pool # L00313 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,721
      28,778  8.00%, 12/1/09 Pool # 250168  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        29,578
      12,700  7.00%, 4/15/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,762
      18,649  7.00%, 10/1/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        18,358
       8,450  7.50%, 10/1/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,484
       1,445  7.50%, 10/1/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,451
Federal National Mortgage Assoc.:
       3,000  8.63%, 9/10/96  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,089
       7,750  4.82%, 10/21/98, Medium Term Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,408
Tennessee Valley Authority:
       3,000  8.25%, 11/15/96 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,086
                                                                                                                     --------
  Total U.S. Government Agencies                                                                                      105,307
                                                                                                                     --------
U.S. TREASURY BONDS (4.0%):
       5,000  6.75%, 4/30/00  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,149
       2,000  10.75%, 2/15/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,548
      10,000  8.13%, 5/15/21  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        11,673
                                                                                                                     --------
  Total U.S. Treasury Bonds                                                                                            19,370
                                                                                                                     --------
U.S. TREASURY NOTES (9.7%):
      10,000  7.50%, 1/31/97  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,248
      29,000  9.00%, 11/15/18 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        36,676
                                                                                                                     --------
  Total U.S. Treasury Notes                                                                                            46,924
                                                                                                                     --------
  Total Investments, at value                                                                                         447,471
                                                                                                                     --------

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Income Bond Fund
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                  MARKET
   AMOUNT                                                DESCRIPTION                                                VALUE
   ------                                                -----------                                                -----
REPURCHASE AGREEMENTS (7.3%):
   $  35,061  Hong Kong Shanghai Bank Corp. 6.17%, dated 6/30/95, due 7/3/95 (Collateralized by $35,818 various
              Federal National Mortgage Assoc., 0.00%, 7/3/95 to 7/31/95, market value--$35,765)  . . . . . . .      $ 35,061
                                                                                                                     --------
  Total Repurchase Agreements                                                                                          35,061
                                                                                                                     --------
  Total (Cost--$458,047)(a)                                                                                          $482,532
                                                                                                                     ========


_____________

Percentages indicated are based on net assets of $482,807.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows

                       Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $24,720
                       Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (235)
                                                                                                           -------
                       Net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . .     $24,485
                                                                                                           =======


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                   MARKET
  AMOUNT                                                 DESCRIPTION                                                 VALUE
 --------                                                -----------                                                 ------
MUNICIPAL BONDS (95.0%):
Alaska (0.5%):
     $ 1,000  Anchorage, Alaska, General Purpose, Series 1995-A, 6.00%, 2/1/11, FGIC  . . . . . . . . . . . .        $  1,004
                                                                                                                     --------
Arizona (0.7%):
       1,500  Phoenix Arizona Airport Revenue, 6.00%, 7/1/06, MBIA  . . . . . . . . . . . . . . . . . . . . .           1,568
                                                                                                                     --------
California (7.6%):
       2,500  Alameda, California United School District, 6.10%, 7/1/13, Series A, AMBAC  . . . . . . . . . .           2,519
       2,000  California, Series 1991-A, 7.15%, 2/1/11  . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,143
       3,060  California Public Works Board Community Series 1992-A, 6.05%, 12/1/12, AMBAC  . . . . . . . . .           3,060
       1,000  California State University Fresno, 6.00%, 2/1/09, MBIA . . . . . . . . . . . . . . . . . . . .           1,016
       1,597  Costa California Crescent Park Apartments, 7.80%, 12/20/09  . . . . . . . . . . . . . . . . . .           1,746
       1,000  San Francisco, California, 6.30%, 5/1/11, AMBAC . . . . . . . . . . . . . . . . . . . . . . . .           1,026
       5,000  Sacramento, California Municipal Utility District, 5.26%, 11/1/06, FSA  . . . . . . . . . . . .           4,944
                                                                                                                     --------
                                                                                                                       16,454
                                                                                                                     --------
Colorado (4.8%):
       2,000  Adams County, Colorado School District, Series B, 6.25%, 12/15/06, MBIA . . . . . . . . . . . .           2,150
       1,000  Adams County, Colorado School District, Series A, No. 12 Thornton, 6.75%, 12/15/07, MBIA  . . .           1,105
       1,600  Aurora Community College, 6.00%, 10/15/11 . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,607
       3,325  Colorado, Series 1994-A, 6.40%, 8/1/06, MBIA  . . . . . . . . . . . . . . . . . . . . . . . . .           3,454
       2,210  Fort Collins, Colorado Revenue, 5.25%, 12/1/07, FGIC  . . . . . . . . . . . . . . . . . . . . .           2,177
                                                                                                                     --------
                                                                                                                       10,493
                                                                                                                     --------
Delaware (1.8%):
       3,750  Delaware State Health Facilities Authority, 6.50%, 10/1/13, MBIA  . . . . . . . . . . . . . . .           3,994
                                                                                                                     --------
District of Columbia (1.0%):
       1,350  District of Columbia 4.05%, 7/1/01  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,350
         875  District of Columbia, GO, Series B, 5.40%, 6/1/02 . . . . . . . . . . . . . . . . . . . . . . .             873
                                                                                                                     --------
                                                                                                                        2,223
                                                                                                                     --------
Florida (6.5%):
       1,590  Brevard County, Florida, 5.80%, 9/1/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,592
       1,500  Cape Coral, Florida, 6.38%, 6/1/09, FSA . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,573
       1,000  Dade County, Florida, 6.00%, 10/1/08, AMBAC . . . . . . . . . . . . . . . . . . . . . . . . . .           1,040
       2,000  Escambia, Florida, 5.75%, 10/1/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,003
       1,000  Florida State Division Bond Financial Department, Series A, 5.13%, 7/1/07, FSA  . . . . . . . .             974
       2,555  Palm Beach County, Florida, Series 1994, 6.38%, 10/1/06 . . . . . . . . . . . . . . . . . . . .           2,654
       2,300  Pinellas County, Florida, Series 1994, 5.75%, 8/1/01  . . . . . . . . . . . . . . . . . . . . .           2,296
       2,000  Port St. Lucie, Florida, 6.00%, 9/1/14, FGIC  . . . . . . . . . . . . . . . . . . . . . . . . .           2,005
                                                                                                                     --------
                                                                                                                       14,137
                                                                                                                     --------
Georgia (3.4%):
       1,000  Atlanta, Georgia Airport Facilities, Series A, 6.50%, 1/1/07, AMBAC . . . . . . . . . . . . . .           1,095
       1,215  Columbus, Georgia Water & Sewer, 6.30%, 5/1/06, FGIC  . . . . . . . . . . . . . . . . . . . . .           1,305
       2,000  Georgia State Municipal Electric Authority, Series B, 6.20%, 1/1/10 . . . . . . . . . . . . . .           2,063
       2,000  Metro Atlanta Rapid Transit Authority Revenue, Series P, 6.10%, 7/1/06, AMBAC . . . . . . . . .           2,128
       1,000  Monroe County, Georgia, Revenue, 2nd Series, 3.65%, 9/1/24  . . . . . . . . . . . . . . . . . .           1,000
                                                                                                                     --------
                                                                                                                        7,591
                                                                                                                     --------
Hawaii (0.5%):
       1,000  Honolulu, Hawaii, 5.60%, 4/1/07, FSA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,003
                                                                                                                     --------
Idaho (1.1%):
       1,000  Idaho Student Loan, Revenue, 6.25%, 4/1/98  . . . . . . . . . . . . . . . . . . . . . . . . . .           1,000
       1,380  Idaho Student Loan, 6.40%, 10/1/99, Callable 4/1/95 @ 100 . . . . . . . . . . . . . . . . . . .           1,380
                                                                                                                     --------
                                                                                                                        2,380
                                                                                                                     --------
Illinois (13.4%):
       5,675  Chicago, Illinois, Metro Water Reclamation, 6.25%, 12/1/14  . . . . . . . . . . . . . . . . . .           5,810
       1,000  Chicago, Illinois, Metro Water Reclamation, 7.25%, 12/1/12  . . . . . . . . . . . . . . . . . .           1,149
       3,045  Chicago, Illinois Park District, 6.35%, 11/15/08, MBIA  . . . . . . . . . . . . . . . . . . . .           3,228
       1,450  Chicago, Illinois, Revenue, Series 95, 0.00%, 10/1/09, Callable 10/1/05 @ 103, MBIA . . . . . .             556
       1,240  Evanston, Illinois, Series 92, 6.38%, 1/1/09, Callable 7/1/02 @ 102 AMBAC . . . . . . . . . . .           1,347
       2,325  Harvey, Illinois, GO 6.70%, 2/1/09, . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,372
       2,095  Harvey, Illinois Roadway Improvement Revenue, 6.40%, 11/1/12, FGIC  . . . . . . . . . . . . . .           2,160

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                   MARKET
  AMOUNT                                                 DESCRIPTION                                                 VALUE
 --------                                                -----------                                                 ------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
     $ 1,645  Illinois Health Facilities Authority Revenue, 6.13%, 11/15/07, MBIA . . . . . . . . . . . . . .        $  1,711
         620  Illinois State, Revenue, 7.90%, 8/15/03, MBIA . . . . . . . . . . . . . . . . . . . . . . . . .             634
         220  Illinois State, 7.90%, 8/15/03, MBIA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             246
       6,200  Illinois State Toll Highway Priority Revenue, Series A, 6.30%, 1/1/12 . . . . . . . . . . . . .           6,464
           4  Illinois Health Facility Revenue (Prerefunded 8/15/95), Community-A, 7.90%, 8/15/03, MBIA . . .               4
       2,000  Kane County, Illinois, 6.25%, 6/1/09, FGIC  . . . . . . . . . . . . . . . . . . . . . . . . . .           2,095
       1,485  Northlake, Illinois, 5.40%, 12/1/08, MBIA . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,450
                                                                                                                     --------
                                                                                                                       29,226
                                                                                                                     --------
Indiana (3.9%):
       1,000  Ft. Wayne, Indiana, Revenue, 7.50%, 12/15/11, FGIC  . . . . . . . . . . . . . . . . . . . . . .           1,080
       1,000  Greater Clark, Indiana, 6.70%, 1/1/03, AMBAC  . . . . . . . . . . . . . . . . . . . . . . . . .           1,083
       1,000  Indiana State Vocational Technical, 6.50%, 7/1/07, AMBAC  . . . . . . . . . . . . . . . . . . .           1,079
       2,910  Indianapolis, Indiana, Knob in the Woods, 6.38%, 12/1/24  . . . . . . . . . . . . . . . . . . .           3,099
       2,035  Whitley County, Indiana Middle School Building Corp., 6.25%, 7/15/10  . . . . . . . . . . . . .           2,081
                                                                                                                     --------
                                                                                                                        8,422
                                                                                                                     --------
Iowa (1.8%):
         600  Des Moines, Iowa, Hospital Facilities Revenue, 4.50%,* 8/1/15, LOC Fuji Bank Ltd. . . . . . . .             600
       1,650  Iowa, Revenue Bonds, Series F, 6.15%, 7/1/04  . . . . . . . . . . . . . . . . . . . . . . . . .           1,751
       1,500  Iowa State, Student Loan Liquidity Revenue, 6.50%, 12/1/99, AMBAC . . . . . . . . . . . . . . .           1,571
                                                                                                                     --------
                                                                                                                        3,922
                                                                                                                     --------
Kansas (0.8%):
       1,750  Wichita, Kansas Hospital Revenue, St. Francis-III-A-3, 6.25%, 10/1/10, MBIA . . . . . . . . . .           1,800
                                                                                                                     --------
Louisiana (1.6%):
         267  Louisiana Housing Finance Agency, 7.80%, 12/1/09  . . . . . . . . . . . . . . . . . . . . . . .             294
       3,250  Louisiana, Series 94-A, 6.00%, 5/1/13, AMBAC  . . . . . . . . . . . . . . . . . . . . . . . . .           3,258
                                                                                                                     --------
                                                                                                                        3,552
                                                                                                                     --------
Maryland (0.6%):
       1,150  Anne Arundel County, Maryland-B, Second Issue, 7.70%, 3/15/06 . . . . . . . . . . . . . . . . .           1,266
                                                                                                                     --------
Massachusetts (2.8%):
       1,550  Chelsea, Massachusetts, GO 6.00%, 6/15/14 . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,540
       1,070  Lowell, Massachusetts, Limited GO, 5.90%, 4/1/09  . . . . . . . . . . . . . . . . . . . . . . .           1,077
       2,000  Massachusetts State, Series B, 5.38%, 7/1/07, MBIA  . . . . . . . . . . . . . . . . . . . . . .           1,995
       1,465  Worcester, Series 95-A, 6.15%, 5/1/08, MBIA . . . . . . . . . . . . . . . . . . . . . . . . . .           1,509
                                                                                                                     --------
                                                                                                                        6,121
                                                                                                                     --------
Minnesota (1.4%):
       1,500  Detroit Lakes, Minnesota Health Care Facilities, 6.00%, 2/15/12 . . . . . . . . . . . . . . . .           1,506
       1,500  Northern Municipal Power Agency Minnesota Electric, Series A, 5.90%, 1/1/07, AMBAC  . . . . . .           1,539
                                                                                                                     --------
                                                                                                                        3,045
                                                                                                                     --------
Missouri (2.2%):
       1,500  Missouri State Health  & Educational Facilities Authority, Series AA, 6.25% 6/1/16  . . . . . .           1,528
       2,250  Kansas City Missouri, Metro Community Colleges Building Corporation, Series A, 5.10%, 7/1/06,
                FGIC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,185
       1,150  Warrensburg, Missouri Public Facilities Authority, 6.00%, 3/1/09, FGIC  . . . . . . . . . . . .           1,172
                                                                                                                     --------
                                                                                                                        4,885
                                                                                                                     --------
Nevada (2.0%):
       1,000  Nevada State, Limited Tax General Obligation, 7.00%, 7/1/01 . . . . . . . . . . . . . . . . . .           1,116
       3,010  Washoe County, Nevada School District, 6.13%, 8/1/07, MBIA  . . . . . . . . . . . . . . . . . .           3,108
                                                                                                                     --------
                                                                                                                        4,224
                                                                                                                     --------
New Hampshire (0.6%):
       1,225  New Hampshire, St. Joseph Hospital, 6.25%, 1/1/06 . . . . . . . . . . . . . . . . . . . . . . .           1,272
                                                                                                                     --------
New Mexico (3.1%):
       1,405  New Mexico Educational Assistance, Student Loan Revenue, 6.45%, 4/1/99, AMBAC . . . . . . . . .           1,459
       5,040  New Mexico Educational Assistance, Series, 1992-A, 6.85%, 4/1/05, AMBAC . . . . . . . . . . . .           5,298
                                                                                                                     --------
                                                                                                                        6,757
                                                                                                                     --------
New York (1.6%):
       1,000  New York City, 4.55%,* 10/1/23, LOC Norinchukin Bank  . . . . . . . . . . . . . . . . . . . . .           1,000

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                   MARKET
  AMOUNT                                                 DESCRIPTION                                                 VALUE
 --------                                                -----------                                                 ------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
     $   800  New York, New York City Revenue, Series A, 4.50%,* 6/15/25  . . . . . . . . . . . . . . . . . .        $    800
         200  New York, New York City Revenue, 4.05%,* 10/1/21  . . . . . . . . . . . . . . . . . . . . . . .             200
       1,350  Triborough Bridge & Tunnel Authority, 9.00%, 1/1/11 (Prerefunded 7/1/95)  . . . . . . . . . . .           1,377
                                                                                                                     --------
                                                                                                                        3,377
                                                                                                                     --------
North Carolina (0.3%):
         600  Person County, North Carolina, 4.75*, 11/1/16, LOC Fuji Bank  . . . . . . . . . . . . . . . . .             600
                                                                                                                     --------
Ohio (1.4%):
       1,790  Fairfield, Ohio, City School District, 7.20%, 12/1/10, Callable 12/1/05 @ 103 . . . . . . . . .           2,005
       1,000  Montgomery County, Ohio, Various Purpose Limited Tax, 6.65%, 9/1/08 . . . . . . . . . . . . . .           1,100
                                                                                                                     --------
                                                                                                                        3,105
                                                                                                                     --------
Oregon (1.7%):
       1,435  Portland, Oregon, Airport, 6.75%, 7/1/09, MBIA  . . . . . . . . . . . . . . . . . . . . . . . .           1,544
       2,075  Washington County, Oregon, GO Unlimited, 6.10%, 6/1/05  . . . . . . . . . . . . . . . . . . . .           2,228
                                                                                                                     --------
                                                                                                                        3,772
                                                                                                                     --------
Pennsylvania (0.7%):
       1,600  Dauphincty, Pennsylvania, Revenue, 6.00%, 1/1/08, MBIA  . . . . . . . . . . . . . . . . . . . .           1,602
                                                                                                                     --------
Puerto Rico (0.5%):
       1,000  Puerto Rico Commonwealth 5.65%, 7/1/15  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             982
                                                                                                                     --------
Rhode Island (1.0%):
       1,000  Rhode Island, Revenue Bond, 6.10%, 10/1/05, MBIA  . . . . . . . . . . . . . . . . . . . . . . .           1,021
       1,000  Rhode Island, Revenue Bond, 6.20%, 10/1/06, MBIA  . . . . . . . . . . . . . . . . . . . . . . .           1,048
                                                                                                                     --------
                                                                                                                        2,069
                                                                                                                     --------
South Carolina (0.7%):
       1,455  Richland County, South Carolina, Unlimited Tax GO, 6.60%, 3/1/04  . . . . . . . . . . . . . . .           1,595
                                                                                                                     --------
South Dakota (0.2%):
         500  South Dakota State, Housing Development Authority, 6.50%, 5/1/96  . . . . . . . . . . . . . . .             506
                                                                                                                     --------
Tennessee (0.7%):
         550  Metropolitan Government, Nashville & Davidson County, Series A, 6.80%, 7/1/95 . . . . . . . . .             550
       1,000  Shelby County, Tennessee, 7.50%, 6/1/07, MBIA . . . . . . . . . . . . . . . . . . . . . . . . .           1,084
                                                                                                                     --------
                                                                                                                        1,634
                                                                                                                     --------
Texas (9.0%):
       2,800  Austin, Texas Housing Finance Corp., 0.00%, 12/1/11, MBIA . . . . . . . . . . . . . . . . . . .           1,029
       1,000  Bexar County, Revenue, 6.63%, 8/15/04, Callable 8/15/14 @ 102 . . . . . . . . . . . . . . . . .           1,059
       5,000  Coastal Bend Health Facilities Development, Texas, Series C, 5.93%, 11/15/13, AMBAC . . . . . .           4,906
       2,000  Grand Prairie, Texas Health Facilities, 6.50%, 11/1/04, AMBAC . . . . . . . . . . . . . . . . .           2,113
       1,740  Houston, Texas, Housing Finance Corporation, Series A, 5.35%, 6/1/02, FSA . . . . . . . . . . .           1,747
       1,200  Lubbock, Texas, 4.20%,* 7/1/13  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,200
       1,000  San Antonio, Texas, 7.00%, 8/1/09, FSA  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,049
       4,955  Texas Health Facilities Development Corp. , 6.25%, 8/15/12, MBIA  . . . . . . . . . . . . . . .           5,054
       1,285  Texas, Revenue, 8.40%, 1/1/21 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,360
                                                                                                                     --------
                                                                                                                       19,517
                                                                                                                     --------
Utah (2.8%):
         800  Carbon, County, Utah Pollution Control, 4.20%*, 11/1/24 , AMBAC . . . . . . . . . . . . . . . .             800
       2,000  Intermountain Power Agency, Utah, 6.50%, 7/1/09, MBIA . . . . . . . . . . . . . . . . . . . . .           2,105
       1,250  Utah State, Revenue, 7.05%, 3/1/05, FSA . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,353
       1,900  Utah State Housing Finance Agency, 6.35%, 7/1/12  . . . . . . . . . . . . . . . . . . . . . . .           1,902
                                                                                                                     --------
                                                                                                                        6,160
                                                                                                                     --------
Virginia (2.5%):
       1,750  Virginia Public School Building, 6.13%, 8/1/09, FSA . . . . . . . . . . . . . . . . . . . . . .           1,811
       2,000  Virginia State Housing Development Authority, Series 95-A, Sub Series A-1, 6.80%, 7/1/06,
                AMBAC  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . .           2,133
       1,340  Virginia State Housing Development Authority, Series J, Sub Series J-1, 6.65%, 7/1/10 . . . . .           1,390
                                                                                                                     --------
                                                                                                                        5,334
                                                                                                                     --------
Washington (6.1%):
       4,160  King County, Washington, 6.13%, 12/1/13, FSA  . . . . . . . . . . . . . . . . . . . . . . . . .           4,170
       2,000  Kitsap County Washington School District, 6.13%, 12/1/08, MBIA  . . . . . . . . . . . . . . . .           2,110
       5,000  Shohomish County, Washington Public Utility, 6.00%, 1/1/13, FGIC  . . . . . . . . . . . . . . .           5,038

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                   MARKET
  AMOUNT                                                 DESCRIPTION                                                 VALUE
 --------                                                -----------                                                 ------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
     $ 2,000  Spokane, Washington, Revenue, 5.50%, 12/1/10, AMBAC . . . . . . . . . . . . . . . . . . . . . .        $  1,920
                                                                                                                     --------
                                                                                                                       13,238
                                                                                                                     --------
Wyoming (3.8%):
         600  Big Horn County, Wyoming School District No. 3, 6.05%, 6/1/14 . . . . . . . . . . . . . . . . .             599
       4,765  Natrona County, Wyoming Hospital Revenue, 6.00%, 9/15/15, AMBAC . . . . . . . . . . . . . . . .           4,717
       1,395  Sweetwater, Wyoming Greenriver, 7.00%, 6/1/04, MBIA . . . . . . . . . . . . . . . . . . . . . .           1,562
       1,300  Wyoming Student Loan Corporation, 4.62%,* 12/1/05 . . . . . . . . . . . . . . . . . . . . . . .           1,300
                                                                                                                     --------
                                                                                                                        8,178
                                                                                                                     --------
  Total Municipal Bonds                                                                                               207,008
                                                                                                                     --------
  Total (Cost--$203,934)(a)                                                                                          $207,008
                                                                                                                     ========

-----------

Percentages indicated based on net assets of $217,959.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                       Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . .        $3,613
                       Unrealized depreciaton  . . . . . . . . . . . . . . . . . . . . . . . . . . .          (539)
                                                                                                            ------
                       Net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . .        $3,074
                                                                                                            ======


* Floating Rate Demand Notes are securities with yields that vary with a designated market index or market rate. These securities are payable on the date of demand. The rate reflected on the Schedule of Portfolio Investments is the effective rate at June 30, 1995.

AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
GO--General Obligation
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                   MARKET
  AMOUNT                                                 DESCRIPTION                                                 VALUE
 --------                                                -----------                                                 ------
MUNICIPAL BONDS (98.6%):
Alaska (1.2%)
      $  500  Alaska Muni Bond 6.75%, 7/1/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    500
          68  Alaska State Housing Finance 8.20%, 12/1/97 . . . . . . . . . . . . . . . . . . . . . . . . . .              70
       1,750  Alaska State Housing Finance Single Family Mortgage Backed Securities Program 8.00%, 3/1/09 . .           1,868
          60  Alaska State Housing Finance Corp. 8.25%, 12/1/98 . . . . . . . . . . . . . . . . . . . . . . .              61
          60  Alaska State Housing Finance Corp. 8.25%, 12/1/00 . . . . . . . . . . . . . . . . . . . . . . .              62
                                                                                                                     --------
                                                                                                                        2,561
                                                                                                                     --------
Arizona (2.0%):
       4,000  Phoenix, Arizona Single Family Mortgage Revenue 6.10%, 12/1/17  . . . . . . . . . . . . . . . .           4,015
                                                                                                                     --------
Arkansas (4.2%):
         105  Arkansas 8.00%, 8/15/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             113
         980  Arkansas Development Finance Authority Single Family Mortgage Revenue, Series 89-A 7.75%,
              4/1/21, Callable 12/1/98 @ 102  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,034
       3,650  Arkansas State Development Finance Authority, Series 1 0.00%, 12/1/11 . . . . . . . . . . . . .           1,173
         140  Arkansas State Development Finance Authority Single Family Mortgage Revenue, Series B 7.70%,
              12/1/14 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             145
         497  Drew County Public Facilities Board Single Family Mortgage Revenue, Series A-2
              7.90%, 8/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             533
         209  Drew County Public Facilities Board Single Family Mortgage Revenue, Series 1993-B
              7.75%, 8/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             216
         744  Jacksonville Residential Housing Facilities Board Single Family Mortgage Revenue, Series 93A-2
              7.90%, 1/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             808
         347  Jacksonville Residential Housing Facilities Board Single Family Mortgage Revenue, Series B
              7.75%, 1/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             369
         834  Lonoke County Residential Housing Facilities Board Single Family Mortgage Revenue, Series A-2               905
              7.90%, 4/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         406  Lonoke County Residential Housing Facilities Board Single Family Mortgage Revenue, Series 1993B
              7.38%, 4/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             417
       1,803  Pope County Residential Housing Facilities Board Single Family Mortgage Revenue, Series B
              7.75%, 9/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,920
         714  Stuttgart Public Facilities Board Single Family Mortgage Revenue, Series A, Class A-2 7.90%,
              9/1/11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             751
         334  Stuttgart Public Facilities Board Single Family Mortgage Revenue, Series B 7.75%, 9/1/11  . . .             348
                                                                                                                     --------
                                                                                                                        8,732
                                                                                                                     --------
California (4.2%):
         810  California, Series 85-B 8.63%, 8/1/15 Insured: MBIA . . . . . . . . . . . . . . . . . . . . . .             828
       1,250  California Multi-Family Mortgage, Series 84-A 9.00%, 10/1/96  . . . . . . . . . . . . . . . . .           1,289
          75  California Housing Finance Agency Home Mortgage Revenue, Series 91-C 7.45%, 8/1/11  . . . . . .              78
       2,000  California, PCR Waste Management, Inc., Series 91-A 7.15%, 2/1/11 . . . . . . . . . . . . . . .           2,143
         350  California Rural Home 7.25%, 12/1/24  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             375
       1,115  California State Housing Finance Agency Home Mortgage Revenue, Series F 7.88%, 8/1/19 . . . . .           1,151
       2,000  Northern California Transmission Revenue, 5.50%, 4/29/24  . . . . . . . . . . . . . . . . . . .           1,830
       1,040  Redondo Beach Redevelopment Agency Residential Mortgage Revenue, Series B 6.25%, 6/1/11 . . . .           1,044
                                                                                                                     --------
                                                                                                                        8,738
                                                                                                                     --------
Colorado (16.9%):
          80  Adams County Single Family Mortgage Revenue, Series C 8.25%, 11/1/07  . . . . . . . . . . . . .              84
         650  Arapahoe County Single Family Mortgage Revenue, Series 83A 0.00%, 12/1/09 . . . . . . . . . . .             137
       5,225  Aurora Single Family Mortgage Revenue, Series 93A 7.30%, 5/1/10 . . . . . . . . . . . . . . . .           5,408
       1,000  Aurora, 0.00% 9/1/15 Prerefunded 3/1/13 @ 75  . . . . . . . . . . . . . . . . . . . . . . . . .             269
       1,985  Aurora Single Family Mortgage Revenue, Series 93B 7.50%, 5/1/11 . . . . . . . . . . . . . . . .           2,079
       2,520  Brush Creek Co. 6.70%, 11/15/09 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,555
       1,410  Central City 7.40%, 12/1/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,477
         655  Central City 7.50%, 12/1/12 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             670
         400  Central City 8.63%, 9/15/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             426
       1,000  Colorado Housing Finance Authority Single Family Mortgage Revenue 6.25%, 12/1/09  . . . . . . .           1,010


                                                                              37

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                     MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
MUNICIPAL BONDS, CONTINUED
Colorado, continued:
        $410  Colorado Housing Finance Authority, Series 91 6.90%, 5/1/01 . . . . . . . . . . . . . . . . . . . .     $   430
       1,000  Colorado Housing Finance Authority 7.50%, 11/1/24, Callable 11/1/04 @ 105 . . . . . . . . . . . . .       1,076
       1,090  Colorado Housing Finance Authority Single Family Mortgage Revenue, Series 94-B 6.13%, 11/1/13 . . .       1,100
       1,750  Colorado Housing Finance Authority 6.80%, 8/1/14  . . . . . . . . . . . . . . . . . . . . . . . . .       1,785
         210  Colorado Housing Finance Authority Single Family Mortgage Revenue, Series 91B-2 7.25%, 8/1/11 . . .         219
         330  Colorado Housing Finance Authority Single Family Mortgage Revenue, Series 91B-2 6.90%, 8/1/17 . . .         337
         600  Colorado Housing Finance Authority Single Family Mortgage Revenue, 1985 Series A 0.00%, 9/1/14  . .          77
         190  Colorado Housing Finance Authority Single Family Mortgage Revenue, Series C 8.75%, 9/1/17 . . . . .         200
       1,250  Colorado Housing Finance Authority, Series 95-B 7.50%, 12/1/16  . . . . . . . . . . . . . . . . . .       1,366
         500  Colorado Housing Finance Authority Single Family, Series A 6.50%, 12/1/02 . . . . . . . . . . . . .         503
       2,605  Colorado State Housing Finance Authority Multi-Family Mortgage Revenue 6.00%, 10/1/25 . . . . . . .       1,882
         965  Colorado State Housing Finance Authority Multi-Family Mortgage Revenue 9.00%, 10/1/25 . . . . . . .         885
         585  Colorado State Housing Finance Authority Single Family Mortgage Revenue,
              Series 91D-1 6.60%, 8/1/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         589
         935  Colorado State Post-Secondary Educational Facilities Authority National Technological
              University Project 7.75%, 12/1/10 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         943
       1,250  Eagles Nest, GO 6.50%, 11/15/17 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200
         410  El Paso County Home Mortgage Revenue, Series C 8.30%, 9/20/18 . . . . . . . . . . . . . . . . . . .         449
       1,475  Englewood Co., Series 85-B 6.00%, 12/15/18, Callable 11/15/09 @ 100 . . . . . . . . . . . . . . . .       1,386
       1,000  Interstate 8.00%, 12/1/09 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,011
       1,290  Jefferson County Single Family Mortgage Revenue, Series A 8.88%, 10/1/13  . . . . . . . . . . . . .       1,393
       1,500  Mesa County 0.00%, 12/1/11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         551
         980  Mountain Village Metropolitan District, San Miguel County 8.10%, 12/1/11  . . . . . . . . . . . . .       1,035
         165  Telluride Multi-Family Housing Revenue, Shandoka Apartments 7.25%, 6/1/08 . . . . . . . . . . . . .         172
         500  Telluride Housing Authority Shandoka Apartments Project 7.50%, 6/1/12 . . . . . . . . . . . . . . .         506
       1,500  Telluride Housing Authority Shandoka Apartments Project, Series 93 7.50%, 6/1/23  . . . . . . . . .       1,506
                                                                                                                      -------
                                                                                                                       34,716
                                                                                                                      -------
Delaware (0.1%):
         275  Delaware Housing Finance Authority Single Family Mortgage Revenue, Series 89-A 7.60%, 12/1/19,
              Callable 12/1/99 @ 102  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         286
                                                                                                                      -------
Florida (3.1%):
       1,250  Brevard County Housing Authority Single Family Mortgage Revenue 6.13%, 9/1/09 . . . . . . . . . . .       1,253
          90  Duval County Single Family Mortgage Revenue, Series 90-C 7.30%, 9/15/15 . . . . . . . . . . . . . .          94
         615  Florida State Housing Finance Agency Home Ownership Revenue, Series G-2 7.50%, 9/1/14 . . . . . . .         653
       1,000  Leon County Housing Finance Authority 7.30%, 1/1/28 . . . . . . . . . . . . . . . . . . . . . . . .       1,069
         940  Manatee County 8.38%, 5/1/25  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,028
       1,000  Pinellas County Housing Authority 6.35%, 2/1/17 . . . . . . . . . . . . . . . . . . . . . . . . . .       1,010
       1,205  Pinellas County Housing Authority 6.25%, 8/1/12 . . . . . . . . . . . . . . . . . . . . . . . . . .       1,217
                                                                                                                      -------
                                                                                                                        6,324
                                                                                                                      -------
Georgia (1.3%):
       2,500  Cobb County 9.00%, 10/1/10  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,637
                                                                                                                      -------
Idaho (0.0%):
          65  Idaho 6.35%, 7/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          65
                                                                                                                      -------
Illinois (5.4%):
       5,890  Addison Alton, Granite County, 0.00% 7/1/10 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,135
       1,750  Aurora Kane County 7.95%, 10/1/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,914
         355  Aurora Kane County 8.05%, 9/1/25  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         390
       5,250  Bolingbrook Mortgage Revenue, Series 1 0.00%, 1/1/11  . . . . . . . . . . . . . . . . . . . . . . .       1,785
       1,100  Danville Single Family Mortgage Revenue 7.30%, 11/1/10  . . . . . . . . . . . . . . . . . . . . . .       1,150
       3,530  Freeport 0.00%, 8/1/10  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,041

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                     MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
MUNICIPAL BONDS, CONTINUED
Illinois, continued:
      $  245  Illinois Housing Development Authority, Series 91-A 7.35%, 8/1/10 . . . . . . . . . . . . . . .            $259
          95  Illinois Housing Development Authority Residential Mortgage Revenue, Series
              83-B 0.00%, 2/1/15 .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13
       4,685  Moline Single Family Mortgage Revenue, 92 Sub-Series 1 0.00%, 9/1/08  . . . . . . . . . . . . .           1,640
         700  Quincy Single Family Mortgage Revenue, Series 94-A 6.88%, 3/1/10, Callable 3/1/04 @ 102 . . . .             718
         130  Rock Island Residential Mortgage Revenue 7.70%, 9/1/08  . . . . . . . . . . . . . . . . . . . .             138
                                                                                                                      -------
                                                                                                                       11,183
                                                                                                                      -------
Indiana (1.5%):
         375  Anderson Multi-Family Housing Revenue, Parker Housing Corp., Series B 9.00%, 6/1/07 . . . . . .             365
       1,585  Indiana State Housing Finance Authority, 7.95%, 7/1/10  . . . . . . . . . . . . . . . . . . . .           1,702
       1,000  Indianapolis Multi-Family Revenue, Sunrise Apartments Project, Series 93-A 6.80%, 6/1/19  . . .             989
                                                                                                                      -------
                                                                                                                        3,056
                                                                                                                      -------
Iowa (2.0%):
         650  Davenport 7.90%, 3/1/10 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             727
         100  Des Moines Hospital Facilities Revenue 4.50%*, 8/1/15 . . . . . . . . . . . . . . . . . . . . .             100
       2,535  Iowa Finance Authority Single Family Mortgage Revenue 6.40%, 7/1/19 . . . . . . . . . . . . . .           2,526
         785  Iowa Finance Authority Single Family Mortgage Revenue 7.90%, 11/1/22  . . . . . . . . . . . . .             830
                                                                                                                      -------
                                                                                                                        4,183
                                                                                                                      -------
Kansas (4.5%):
         955  Ford City Single Family Mortgage Revenue 7.90%, 8/1/10  . . . . . . . . . . . . . . . . . . . .           1,008
       2,250  Johnson City 7.10%, 5/1/12, Callable 5/1/04 @ 103 . . . . . . . . . . . . . . . . . . . . . . .           2,377
         815  Labette County Single Family Mortgage Revenue, Series A 8.40%, 12/1/11  . . . . . . . . . . . .             872
       2,400  Reno and Labette Counties Capital Accumulation, 0.00%, 12/1/15 Series A . . . . . . . . . . . .             690
         760  Reno County Single Family Refunding Revenue 8.70%, 9/1/11 . . . . . . . . . . . . . . . . . . .             818
         470  Sedgwick Shawnee County 7.80%, 11/1/24, Callable 11/1/04 @ 105  . . . . . . . . . . . . . . . .             512
         465  Sedgwick Shawnee County 7.80%, 5/1/14, Callable 11/1/04 @ 103 . . . . . . . . . . . . . . . . .             504
         970  Sedgwick Single Family Mortgage Revenue 8.20%, 5/1/14 . . . . . . . . . . . . . . . . . . . . .           1,057
         460  Sedgwick Shawnee County Single Family Mortgage Revenue 8.05%, 5/1/14  . . . . . . . . . . . . .             513
         885  Wichita Single Family Mortgage Revenue 7.10%, 9/1/09  . . . . . . . . . . . . . . . . . . . . .             910
                                                                                                                      -------
                                                                                                                        9,261
                                                                                                                      -------
Louisiana (3.3%):
       1,690  Bossier Public Trust Finance Authority Single Family Mortgage Revenue, Series
              93 8.50%, 11/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,804
         900  Calcasieu Parish Public Transportation Authority, Series B 0.00%, 5/1/13  . . . . . . . . . . .             254
         895  Iberia Single Family Mortgage Revenue, Series 1993 7.38%, 1/1/11  . . . . . . . . . . . . . . .             952
         122  Lafayette Public Facilities Authority Single Family Mortgage Revenue, Series 1992 7.50%,
               10/1/15  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             129
         960  Lousiana Housing Finance Authority Single Family Mortgage Revenue, Series 85-A
              9.38%, 2/1/15 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             990
       1,180  Louisiana Housing Authority7.00% through 3/1/95, 7.10% through 9/1/04 . . . . . . . . . . . . .           1,199
         167  Louisiana Public Facilities Authority Single Family Mortgage Revenue, Series C 8.45%,
              12/1/12 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             178
         365  Shreveport Housing Authority Multi-Family Housing Revenue, U.S. Goodman--Section 8 6.13%,
              8/1/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             350
         635  Shreveport Housing Authority Multi-Family Housing Revenue, U.S. Goodman--Section 8 6.13%,
               8/1/10 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             604
         364  St. Mary Public Finance Authority Single Family Mortgage Revenue, Series A 7.63%, 3/25/12 . . .             388
                                                                                                                      -------
                                                                                                                        6,848
                                                                                                                      -------
Maine (0.2%):
         300  Maine Housing Authority Single Family Mortgage Revenue 6.90%, 11/15/01  . . . . . . . . . . . .             320
                                                                                                                      -------
Massachusetts (0.8%):
         985  Massachussetts Housing Finance Agency, Series 21 7.13%, 6/1/25  . . . . . . . . . . . . . . . .           1,017
         250  Massachusetts State Housing Finance Agency Multi-Family Housing Revenue, Series 88-B 8.10%,                 260
              8/1/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         455  Massachussetts 7.00%, 12/1/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             466
                                                                                                                      -------
                                                                                                                        1,743
                                                                                                                      -------


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                     MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
MUNICIPAL BONDS, CONTINUED
Michigan (1.0%):
      $  645  Michigan Housing Development Authority 7.65%, 12/1/12 . . . . . . . . . . . . . . . . . . . . . . .      $  667
       1,395  Michigan State Housing Development Authority Single Family Mortgage Revenue, Series 90-A 7.50%,
               6/1/15 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,449
                                                                                                                      -------
                                                                                                                        2,116
                                                                                                                      -------
Minnesota (1.1%):
       1,000  Coon Rapids Multi-Family Housing Revenue, Epiphany Pines Project 7.20%, 9/1/16  . . . . . . . . . .         974
         850  Minnesota Housing Finance Agency Single Family Mortgage Revenue, Series 94-D 4.55%, 7/1/25, . . . .         771
         560  Minnesota State Housing Finance Authority 7.10%, 2/1/21 . . . . . . . . . . . . . . . . . . . . . .         569
                                                                                                                      -------
                                                                                                                        2,314
                                                                                                                      -------
Mississippi (2.1%):
       1,000  Mississippi, Series 93-C 6.05%, 9/1/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         991
       2,000  Mississippi Home Corp., Series 94-B 7.90%, 3/1/25, Callable 3/1/05 @ 106  . . . . . . . . . . . . .       2,197
       1,100  Mississippi Home Corp., Series 94-F 7.10%, 12/1/10  . . . . . . . . . . . . . . . . . . . . . . . .       1,172
                                                                                                                      -------
                                                                                                                        4,360
                                                                                                                      -------
Missouri (1.6%):
         670  Grandview Multi-Family Housing Revenue 9.25%, 5/15/08 . . . . . . . . . . . . . . . . . . . . . . .         692
       2,295  Jackson County 10.00%, 3/1/10 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,295
         205  Missouri State Housing Development Single Family Mortgage Revenue, Series 91-A 6.80%, 8/1/15  . . .         213
                                                                                                                      -------
                                                                                                                        3,200
                                                                                                                      -------
Montana (1.4%):
       1,576  Greenwood Plaza Housing, Inc. Montana Project Financial Housing Authority, Section - B 10.43%,
               1/1/22 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,702
         135  Montana State Housing Authority Board Single Family Mortgage Program, Series 91A-1 7.00%,
              10/1/17 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         140
       1,000  Montana State Housing Authority Board Single Family Mortgage Program, Series 92AR 6.40%,
              12/1/12 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,000
                                                                                                                      -------
                                                                                                                        2,842
                                                                                                                      -------
Nebraska (0.7%):
       6,700  Nebraska State Investment Finance Authority Single Family Mortgage Revenue 0.00%, 12/15/13  . . . .       1,072
         275  Nebraska 6.35%, 3/15/06 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         280
                                                                                                                      -------
                                                                                                                        1,352
                                                                                                                      -------
Nevada (0.8%):
         905  Nevada Housing Development Authority 7.90%, 10/1/21, Callable 4/1/02 @ 100  . . . . . . . . . . . .         943
         435  Nevada Housing Development Authority Single Family Mortgage Revenue, Series B-1 6.20%, 10/1/15  . .         427
         250  West Wendover Recreation District 6.50%, 12/1/09  . . . . . . . . . . . . . . . . . . . . . . . . .         242
                                                                                                                      -------
                                                                                                                        1,612
                                                                                                                      -------
New Hampshire (0.1%):
         300  New Hampshire State Housing Finance Authority Single Family Residential, Series A 6.85%, 1/1/25 . .         308
                                                                                                                      -------
New Jersey (1.2%):
         935  New Jersey State Housing and Mortgage Finance Agency Series C 7.38%, 10/1/17  . . . . . . . . . . .         973
         710  New Jersey State Housing 8.38%, 4/1/17  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         757
         705  New Jersey State Higher Education Authority 7.00%, 7/1/05, Callable 7/1/01 @ 102, 7/1/03 @ 100  . .         739
                                                                                                                      -------
                                                                                                                        2,469
                                                                                                                      -------
New Mexico (3.0%):
         715  Bernalillo County La Resolana Apartments, Sub A-2 7.00%, 11/1/08  . . . . . . . . . . . . . . . . .         700
       1,295  Bernalillo County Multi-Family Mortgage Revenue, La Resolana Apartments, Series A-1 7.50%,
               11/1/08  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,269
         525  Hobbs Single Family Mortgage Revenue 8.75%, 7/1/11  . . . . . . . . . . . . . . . . . . . . . . . .         567
         190  Las Cruces Housing Development Corp. Multi-Family Housing Revenue, Series B 9.00%, 10/1/03  . . . .         191
       1,140  Las Cruces Housing Development Corp. Multi-Family Housing Revenue, Series A 6.40%, 10/1/19  . . . .       1,099
         360  New Mexico Mortgage Finance Authority Federal National Mortgage Association, Series 93-C 5.35%,
               1/1/10 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         335
         220  New Mexico Mortgage Finance Authority Single Family Mortgage Revenue, Series 82-A 12.00%,
               7/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         223
         470  New Mexico Mortgage Finance Authority Single Family Mortgage Revenue, Series A-2 6.85%, 7/1/12  . .         484


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                     MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
MUNICIPAL BONDS, CONTINUED
New Mexico, continued:
      $  350  New Mexico Mortgage Finance Authority Single Family Mortgage Revenue, Series A 7.80%, 3/1/21  . . .     $   355
          45  New Mexico Mortgage Finance Authority Single Family Mortgage Revenue, Series A-2 7.80%, 9/1/21  . .          46
       1,000  New Mexico 6.45%, 7/1/25  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         986
                                                                                                                      -------
                                                                                                                        6,255
                                                                                                                      -------
New York (5.0%):
       1,820  Clay County 6.20%, 9/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,816
       1,100  New York City, GO 4.55%*, 9/1/95  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,100
       1,400  New York State, Series 91-UU 7.75%, 10/1/23,  . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,496
         500  New York Energy, Series 1985-A 4.55%*, 7/1/15 . . . . . . . . . . . . . . . . . . . . . . . . . . .         500
       5,400  New York City Municipal Water Financial Authority Water and Sewer System Revenue, Series A
               4.50%*, 6/15/25  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,400
                                                                                                                      -------
                                                                                                                       10,312
                                                                                                                      -------
North Dakota (1.2%):
         760  North Dakota Housing Finance Authority 8.38%, 7/1/19  . . . . . . . . . . . . . . . . . . . . . . .         784
       1,595  North Dakota State 8.38%, 7/1/21, . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,649
                                                                                                                      -------
                                                                                                                        2,433
                                                                                                                      -------
Ohio (2.4%):
       1,200  Ohio Housing Finance Agency Single Family Mortgage Revenue 7.65%, 3/1/29, . . . . . . . . . . . . .       1,276
       2,230  Ohio Housing Finance Agency Single Family Mortgage Revenue, Series 84-A 0.00%, 8/1/15 . . . . . . .         220
         290  Ohio Housing Finance Agency Single Family Mortgage Revenue, Series A 7.15%, 3/1/01  . . . . . . . .         301
       1,125  Ohio Housing Finance Authority Single Family Mortgage Revenue, Series 91-D 7.05%, 9/1/16  . . . . .       1,152
         985  Ohio Housing Finance Authority Single Family Mortgage Revenue 7.00%, 9/1/11 . . . . . . . . . . . .       1,015
       1,000  West Clermont Local Schools 7.13%, 12/1/19  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,056
                                                                                                                      -------
                                                                                                                        5,020
                                                                                                                      -------
Oklahoma (0.3%):
         610  Oklahoma City Finance Authority Suboro Timberwoods Apartments 9.00%, 6/1/09 . . . . . . . . . . . .         619
                                                                                                                      -------
Pennsylvania (3.9%):
       4,275  Cambia 5.65%, 12/1/16 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,275
       2,805  Pittsburgh Urban Redevelopment Authority Mortgage Revenue, Series A 8.35%, 10/1/14  . . . . . . . .       2,910
         815  Pittsburgh Urban Redevelopment Authority Single Family Mortgage Revenue, Series 88-C 6.13%,
               12/1/16  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         787
                                                                                                                      -------
                                                                                                                        7,972
                                                                                                                      -------
Rhode Island (1.7%):
       2,425  Rhode Island Housing and Mortgage Finance 8.25%, 10/1/22, . . . . . . . . . . . . . . . . . . . . .       2,562
         835  Rhode Island 6.80%, 10/1/23, Callable 10/1/01 @ 102, 10/1/03 @ 100  . . . . . . . . . . . . . . . .         843
                                                                                                                      -------
                                                                                                                        3,405
                                                                                                                      -------
South Carolina (1.0%):
       2,000  South Carolina Housing Finance Authority 7.00%, 7/11/11, Amortized to 7/1/02 @ 100  . . . . . . . .       2,045
                                                                                                                      -------
South Dakota (0.9%):
         400  South Dakota Housing Development Authority Single Family Mortgage Revenue 6.80%, 5/1/12,                    410
              Callable 5/1/03 @ 105 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
         440  South Dakota Housing Development Authority 7.05%, 5/1/11  . . . . . . . . . . . . . . . . . . . . .         454
       1,000  South Dakota Student Loan 7.63%, 8/1/06 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,061
                                                                                                                      -------
                                                                                                                        1,925
                                                                                                                      -------
Tennessee (1.9%):
       1,305  Memphis Health, Educational and Housing Facilities Board Multi-Family Mortgage Revenue,
              Edgewater Terrace 7.38%, 1/20/27  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,365
       1,150  Tennessee Housing Development Agency 7.70%, 7/1/16  . . . . . . . . . . . . . . . . . . . . . . . .       1,188
       1,370  Tennessee Housing Development Agency Single Family Mortgage Revenue, Series 91-V 7.65%, 7/1/22,
              Callable 7/1/01 @ 102 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,428
                                                                                                                      -------
                                                                                                                        3,981
                                                                                                                      -------
Texas (10.3%):
         215  Baytown Single Family Mortgage Revenue, Series 92 8.50%, 9/1/11 . . . . . . . . . . . . . . . . . .         235
       1,610  Beaumont Housing Finance Corp. Single Family Mortgage Revenue 9.20%, 3/1/12 . . . . . . . . . . . .       1,785

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                     MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
MUNICIPAL BONDS, CONTINUED
Texas continued:
     $ 1,765  Bexar County Housing Finance Corp. Residential Revenue 0.00%, 3/1/15  . . . . . . . . . . . . .          $  488
       2,500  Central Texas 0.00%, 9/1/16 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             666
       1,260  El Paso Housing Finance Corp. Single Family Mortgage Revenue 7.75%, 9/1/19  . . . . . . . . . .           1,320
         810  El Paso Housing Finance Corp. Single Family Mortgage Revenue, Series A 8.75%, 10/1/11 . . . . .             876
       1,260  Fort Worth Housing Finance Corp. 8.50%, 10/1/11 . . . . . . . . . . . . . . . . . . . . . . . .           1,377
       1,000  Laredo Housing Finance Corp. 6.20%, 10/1/19 . . . . . . . . . . . . . . . . . . . . . . . . . .           1,001
         800  Red River, PCR Southwestern Public Service 6.63%, 3/1/09  . . . . . . . . . . . . . . . . . . .             803
         495  San Antonio Housing Finance Corp. Park Ridge Apartments 9.55%, 12/1/02  . . . . . . . . . . . .             523
         970  San Antonio Housing Finance Corp. Britt Oak Ltd. Project, Series 94 9.75%, 1/1/10 . . . . . . .             978
         285  San Antonio, Series 94-A 7.88%, 4/1/12  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             288
         345  San Antonio, Series 94-B 9.00%, 4/1/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             351
       1,555  Southeast Texas 0.00%, 11/1/14  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             451
      17,635  Texas Housing Finance Corp., 0.00%, 3/1/15 Series 94-A  . . . . . . . . . . . . . . . . . . . .           4,563
       1,950  Travis City, Series 94-A 6.25%, 10/1/19 . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,952
         255  Travis County Housing Finance Corp. Residential Mortgage Revenue, Series A 7.00%, 12/1/11 . . .             268
         600  Texas Higher Education, Series 91-D 6.88%, 4/1/02 . . . . . . . . . . . . . . . . . . . . . . .             634
       1,485  Victoria Housing Finance Corp. Single Family Mortgage Revenue, Series A 8.50%, 1/1/11 . . . . .           1,591
       1,000  Winter Garden 6.20%, 10/1/19  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,014
                                                                                                                      -------
                                                                                                                       21,164
                                                                                                                      -------
Utah (0.3%):
         130  Utah State Housing Finance Agency Single Family Mortgage Revenue 8.50%, 7/1/04  . . . . . . . .             135
          80  Utah State Housing Finance Agency Single Family Mortgage Revenue, Issue D-2 7.00%, 1/1/16 . . .              82
         345  Utah State Housing Finance Agency Single Family Mortgage Revenue, Series A-1 6.00%, 7/1/12  . .             356
         120  Utah State Housing Finance Agency Single Family Mortgage Revenue, Series C-2 8.00%, 7/1/21  . .             126
                                                                                                                      -------
                                                                                                                          699
                                                                                                                      -------
Vermont (0.1%):
         195  Vermont Housing Finance Agency Single Family Mortgage Revenue 6.88%, 5/1/25 . . . . . . . . . .             195
                                                                                                                      -------
Virginia (0.4%):
         780  Virginia Beach Development Authority Multi-Family Housing Revenue, Wesleyan Courts Apartments
               Poject 8.75%, 1/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             758
                                                                                                                      -------
Washington (3.6%):
         500  Pierce County Housing Authority Multi-Family Housing Revenue, Chateau Ranier Project 6.50%,
              9/1/23  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             463
         403  Skagit County Housing Authority Low Income Housing Assistance Revenue, Sea Mar Project 7.00%,
              6/20/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             416
       6,760  Washington State Public Power, Series 91-A 6.00%, 7/1/12  . . . . . . . . . . . . . . . . . . .           6,557
                                                                                                                      -------
                                                                                                                        7,436
                                                                                                                      -------
West Virginia (1.0%):
       2,000  Pleasant County 6.15%, 5/1/15 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,992
                                                                                                                      -------





Continued
42

THE ONE GROUP FAMILY OF MUTUAL FUNDS
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                     MARKET
   AMOUNT                                                DESCRIPTION                                                    VALUE
 ---------                                               -----------                                                   ------
MUNICIPAL BONDS, CONTINUED:
Wisconsin (0.3%):
       $ 500  Wisconsin Housing and Economic Development Authority Home Ownership Revenue, Series A 7.00%,
              9/1/09 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $525
                                                                                                                     --------
Wyoming (0.4%):
         250  Wyoming Community Development Authority Single Family Mortgage Revenue, Series E 7.75%, 6/1/09 . . .        261
         290  Wyoming Community Development Authority Single Family Mortgage Revenue, Series A 7.88%, 6/1/18 . . .        302
         315  Wyoming Community Development Authority Single Family Mortgage Revenue, Series A 6.88%, 6/1/14 . . .        325
                                                                                                                     --------
                                                                                                                          888
                                                                                                                     --------
  Total Municipal Bonds                                                                                               202,865
                                                                                                                     --------
INVESTMENT COMPANIES (0.0%):
           0  Provident Tax-Free Money Market Fund (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          0
                                                                                                                     --------
  Total Investment Companies                                                                                                0
                                                                                                                     --------
  Total (Cost--$203,754)(b)                                                                                          $202,865
                                                                                                                     ========

---------

Percentages indicated are based on net assets of $205,704.

(a) Amount is less than one thousand.

(b) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $25. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

              Unrealized appreciation . . . . . . . . . . . . . . . . . . . .      $ 1,746
              Unrealized depreciation . . . . . . . . . . . . . . . . . . . .       (2,660)
                                                                                   -------
              Net unrealized depreciation . . . . . . . . . . . . . . . . . .      $  (914)
                                                                                   =======


* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.

GO--General Obligation
PCR--Pollution Control Revenue
MBIA--Municipal Bond Insurance Association


See notes to financial statements.


                                                                              43

THE ONE GROUP FAMILY OF MUTUAL FUNDS
KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                 SECURITY                                                   MARKET
   AMOUNT                                                 DESCRIPTION                                                 VALUE
   ------                                                 -----------                                                 -----
MUNICIPAL BONDS (97.1%):
Kentucky (91.9%):
   $     510  Clinton County, Kentucky, School District Finance 6.10%, 6/1/12 . . . . . . . . . . . . . . . . .       $   512
         585  Eastern Kentucky University, Revenues 5.38%, 5/1/04 . . . . . . . . . . . . . . . . . . . . . . .           587
         500  Eastern Kentucky University, Revenues 6.20%, 5/1/04 . . . . . . . . . . . . . . . . . . . . . . .           537
         500  Fayette County, Kentucky, School District Finance 6.00%, 5/1/03 . . . . . . . . . . . . . . . . .           518
         560  Hardin County, Kentucky, Hospital Revenue 4.50%, 10/1/02  . . . . . . . . . . . . . . . . . . . .           542
         295  Hardin County, Kentucky, Hospital Revenue 4.50%, 10/1/02  . . . . . . . . . . . . . . . . . . . .           285
         510  Hardin County, Kentucky, Hospital Revenue 4.75%, 10/1/04  . . . . . . . . . . . . . . . . . . . .           492
         250  Hardin County, Kentucky, Hospital Revenue 4.75%, 10/1/04  . . . . . . . . . . . . . . . . . . . .           241
         445  Hardin County, Kentucky, Hospital Revenue 5.00%, 10/1/06  . . . . . . . . . . . . . . . . . . . .           429
         725  Jefferson County, Kentucky, Capital Projects 6.10%, 8/15/07 . . . . . . . . . . . . . . . . . . .           741
         400  Jefferson County, Kentucky, Health Facility Revenue 6.00%, 5/1/01 . . . . . . . . . . . . . . . .           425
         500  Jefferson County, Kentucky, Health Facility Revenue 6.38%, 5/1/08 . . . . . . . . . . . . . . . .           525
         500  Jefferson County, Kentucky, Hospital Revenue 6.20%, 10/1/04 . . . . . . . . . . . . . . . . . . .           528
         635  Jefferson County, Kentucky, School District Financial 4.70%, 1/1/01 . . . . . . . . . . . . . . .           623
         500  Kenton County, Kentucky, Airport Board Revenue 6.10%, 3/1/04  . . . . . . . . . . . . . . . . . .           522
         400  Kenton County, Kentucky, Airport Board Revenue 6.20%, 3/1/05  . . . . . . . . . . . . . . . . . .           418
         500  Kenton County, Kentucky, Airport Board Revenue 5.75%, 3/1/08  . . . . . . . . . . . . . . . . . .           500
         500  Kenton County, Kentucky, Airport Board Revenue 5.75%, 7/1/99  . . . . . . . . . . . . . . . . . .           497
         750  Kenton County, Kentucky, School District Financial 4.50%, 7/1/07  . . . . . . . . . . . . . . . .           738
         325  Kenton County, Kentucky, School District Financial 5.25%, 7/1/99  . . . . . . . . . . . . . . . .           312
         500  Kentucky Higher Education Student Loan 6.50%, 6/1/02  . . . . . . . . . . . . . . . . . . . . . .           521
         500  Kentucky Higher Education Student Loan 4.70%, 6/1/00  . . . . . . . . . . . . . . . . . . . . . .           493
         400  Kentucky, Housing Corp., Housing Revenue 5.85%, 7/1/00  . . . . . . . . . . . . . . . . . . . . .           407
         275  Kentucky, Housing Corp., Housing Revenue 6.20%, 7/1/03  . . . . . . . . . . . . . . . . . . . . .           285
         500  Kentucky, Housing Corp., Housing Revenue 5.10%, 1/1/02  . . . . . . . . . . . . . . . . . . . . .           505
         500  Kentucky, Housing Corp., Housing Revenue 5.60%, 1/1/07  . . . . . . . . . . . . . . . . . . . . .           508
         500  Kentucky, Housing Corp., Housing Revenue 5.50%, 1/1/06  . . . . . . . . . . . . . . . . . . . . .           508
       1,450  Kentucky, Housing Corp., Housing Revenue 5.05%, 7/1/06  . . . . . . . . . . . . . . . . . . . . .         1,428
         500  Kentucky, Infrastructure Authority 6.50%, 6/1/05  . . . . . . . . . . . . . . . . . . . . . . . .           535
         250  Kentucky, Infrastructure Authority 6.10%, 6/1/02  . . . . . . . . . . . . . . . . . . . . . . . .           265
         390  Kentucky, Infrastructure Authority 5.60%, 6/1/13  . . . . . . . . . . . . . . . . . . . . . . . .           368
         200  Kentucky, Infrastructure Authority 4.50%, 2/1/01  . . . . . . . . . . . . . . . . . . . . . . . .           193
         205  Kentucky, Infrastructure Authority 4.60%, 2/1/02  . . . . . . . . . . . . . . . . . . . . . . . .           196
       1,000  Kentucky State Properties & Building Commission 5.10%, 9/1/00 . . . . . . . . . . . . . . . . . .         1,010
         750  Kentucky State, Turnpike Authority, Economic Development 5.70%, 1/1/03  . . . . . . . . . . . . .           778
         750  Kentucky State, Turnpike Authority, Economic Development 5.50%, 7/1/08  . . . . . . . . . . . . .           745
         500  Kentucky State, Turnpike Authority, Recovery 6.63%, 7/1/08  . . . . . . . . . . . . . . . . . . .           561
         250  Kentucky State, Turnpike Authority, Toll Road 5.80%, 7/1/99 . . . . . . . . . . . . . . . . . . .           259
         500  Kentucky State, University Revenue 6.25%, 5/1/02  . . . . . . . . . . . . . . . . . . . . . . . .           537
       1,000  Kentucky State Turnpike 5.63%,  7/1/10  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           989
         500  Kentucky State Turnpike 5.75%, 7/1/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           498
         500  Lexington, Fayette Urban County, Government 6.35%, 7/1/07 . . . . . . . . . . . . . . . . . . . .           533
         200  Louisville & Jefferson County, Kentucky 4.80%, 5/15/98  . . . . . . . . . . . . . . . . . . . . .           201
         500  Louisville & Jefferson County, Kentucky 5.00%, 5/15/06  . . . . . . . . . . . . . . . . . . . . .           486
         200  Louisville, Kentucky, Public Properties Corp. 6.40%, 12/01/07 . . . . . . . . . . . . . . . . . .           210
         310  Louisville, Kentucky, Water Revenue 6.38%, 11/1/97  . . . . . . . . . . . . . . . . . . . . . . .           323
         500  Louisville, Kentucky, Water Works Board, Water 5.40%, 11/15/04  . . . . . . . . . . . . . . . . .           507
         500  Louisville, Kentucky, Water Works Board, Water 5.63%, 11/15/07  . . . . . . . . . . . . . . . . .           503
       1,040  Louisville, Kentucky, Water Works Board, Water 5.75%, 11/15/09  . . . . . . . . . . . . . . . . .         1,039
         200  Morehead State University, Kentucky University Revenue 6.30%, 11/1/08 . . . . . . . . . . . . . .           209
         500  Muhlenberg County, Kentucky, School District 5.85%, 8/1/10  . . . . . . . . . . . . . . . . . . .           494
         250  Murray State University, Kentucky University Revenues 5.60%, 5/1/07 . . . . . . . . . . . . . . .           248
         530  Northern Kentucky University, Revenue 6.10%, 5/1/06 . . . . . . . . . . . . . . . . . . . . . . .           562


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
KENTUCKY MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                 SECURITY                                                   MARKET
   AMOUNT                                                 DESCRIPTION                                                 VALUE
   ------                                                 -----------                                                 -----
   $     500  Northern Kentucky University, Revenue 4.70%, 5/1/05 . . . . . . . . . . . . . . . . . . . . . . .       $   464
         600  Perry County, Kentucky, School District Financial 6.25%, 7/1/09 . . . . . . . . . . . . . . . . .           620
         250  Richmond, Kentucky, Water, Gas & Sewer Revenue 6.50%, 6/1/99  . . . . . . . . . . . . . . . . . .           267
         100  Shelby County, Kentucky, School District Financial 6.25%, 9/1/03  . . . . . . . . . . . . . . . .           108
         500  Shelby County, Kentucky, School District Financial 6.50%, 9/1/05  . . . . . . . . . . . . . . . .           542
         500  University of Kentucky, University Revenues 5.75%, 5/1/97 . . . . . . . . . . . . . . . . . . . .           510
         500  University of Kentucky, University Revenues 6.25%, 5/1/07 . . . . . . . . . . . . . . . . . . . .           527
         500  University of Kentucky, University Revenues 4.15%, 5/1/04 . . . . . . . . . . . . . . . . . . . .           449
         500  University of Louisville, Kentucky Revenues 5.40%, 5/1/07 . . . . . . . . . . . . . . . . . . . .           488
         500  University of Louisville, Kentucky Revenues 5.40%, 5/1/08 . . . . . . . . . . . . . . . . . . . .           485
         500  University of Louisville, Kentucky Revenues 5.40%, 5/1/09 . . . . . . . . . . . . . . . . . . . .           483
         310  Western Kentucky University, Revenue 5.85%, 5/1/96  . . . . . . . . . . . . . . . . . . . . . . .           314
         985  Western Kentucky University, Revenue 5.00%, 5/1/09  . . . . . . . . . . . . . . . . . . . . . . .           910
         950  Winchester Kentucky, Utilities Revenue 5.30%, 7/1/09  . . . . . . . . . . . . . . . . . . . . . .           903
       2,000  Kentucky, St. Elizabeth Medical 6.00%, 11/1/10  . . . . . . . . . . . . . . . . . . . . . . . . .         2,015
       2,000  Kentucky State, Property & Building Commission 6.00%, 2/1/10  . . . . . . . . . . . . . . . . . .         2,120
                                                                                                                      -------
                                                                                                                       38,081
                                                                                                                      -------
Tennessee (5.2%):
       1,000  McCracken City Hospital 6.20%, 11/1/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,065
       1,000  McCracken City Hospital 6.40%, 11/1/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,069
                                                                                                                      -------
                                                                                                                        2,134
                                                                                                                      -------
  Total Municipal Bonds                                                                                                40,215
                                                                                                                      -------
INVESTMENT COMPANIES (1.8%):
SHARES
------
         739  The One Group Municipal Money Market Fund, Class A  . . . . . . . . . . . . . . . . . . . . . . .           739
                                                                                                                      -------
  Total Investment Companies                                                                                              739
                                                                                                                      -------
  Total (Cost--$41,155)(a)                                                                                            $40,954
                                                                                                                      =======


________________

Percentages indicated are based on net assets of $41,417.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                       Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . .          $ 238
                       Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . .           (439)
                                                                                                            -----
                       Net unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . .          $(201)
                                                                                                            =====


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                    MARKET
   AMOUNT                                                DESCRIPTION                                                  VALUE
   ------                                                -----------                                                  ------
MUNICIPAL BONDS (93.6%):
Massachusetts (1.1%):
  $    1,000  Massachusetts, GO, 6.75%, 8/1/09, Callable 8/1/01 @ 102 . . . . . . . . . . . . . . . . . . . .        $  1,071
                                                                                                                     --------
Missouri (1.1%):
       1,000  Missouri State Health and Educational Facilities Authority, GO, 6.40%, 6/1/10 . . . . . . . . .           1,072
                                                                                                                     --------
Ohio (90.3%):
       2,000  Bexley, Ohio, City School District, 6.50%, 12/1/16  . . . . . . . . . . . . . . . . . . . . . .           2,220
       1,000  Butler County, Middletown Regional Hospital, 6.75%, 11/15/10  . . . . . . . . . . . . . . . . .           1,070
       1,000  Cincinnati, University of Cincinnati, Series I1, 7.10%, 6/1/10  . . . . . . . . . . . . . . . .           1,109
       1,000  Cincinnati, University of Cincinnati, Series R2, 6.25%, 6/1/09  . . . . . . . . . . . . . . . .           1,038
       2,775  Clermont City, Waterworks, 6.63%, 12/1/15 . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,108
       1,000  Cleveland Waterworks Revenue, 5.50%, 1/1/13 . . . . . . . . . . . . . . . . . . . . . . . . . .             968
         985  Cleveland Airport, 6.00%, 1/1/14, Callable 1/1/04 @ 102   . . . . . . . . . . . . . . . . . . .             992
       1,850  Cleveland Waterworks Revenue, 6.25%, 1/1/06 AMBAC . . . . . . . . . . . . . . . . . . . . . . .           1,963
       1,000  Cleveland, Ohio, 7/15/89, 6.88%, 7/1/09 . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,103
       2,800  Cleveland Waterworks Revenue, Series F-92B, 6.50%, 1/1/11 . . . . . . . . . . . . . . . . . . .           2,937
       2,500  Cleveland Public Power System, 6.40%, 11/15/06, Callable 11/15/04 @ 102 . . . . . . . . . . . .           2,684
       1,000  Cleveland, Ohio, 6.38%, 7/1/12, Callable 7/1/02 @ 102 . . . . . . . . . . . . . . . . . . . . .           1,031
       3,600  Columbus, Ohio Water System, 6.38%, 11/1/10 . . . . . . . . . . . . . . . . . . . . . . . . . .           3,740
       1,285  Columbus, Ohio Waterworks, 6.00%, 5/1/11 Callable 5/1/03 @ 102  . . . . . . . . . . . . . . . .           1,306
       2,250  Columbus, Ohio Waterworks, GO, 6.00%, 5/1/12  . . . . . . . . . . . . . . . . . . . . . . . . .           2,287
       1,225  Columbus, Ohio, Municipal Airport, 6.20%, 4/15/04 . . . . . . . . . . . . . . . . . . . . . . .           1,292
       1,000  Columbus, Ohio Sewer Improvement Bonds, GO, 6.75%, 9/15/06  . . . . . . . . . . . . . . . . . .           1,144
       1,500  Cuyahoga County, Ohio, Public Improvements, 6.70%, 10/1/99  . . . . . . . . . . . . . . . . . .           1,648
       1,000  Delaware County, Ohio, GO, 5.60%, 12/1/10, Callable 12/1/05 @ 101 . . . . . . . . . . . . . . .             973
       1,000  Delaware County, Ohio, Library District, 7.25%, 11/1/10 . . . . . . . . . . . . . . . . . . . .           1,148
       1,000  Fairfield County, Ohio, Lancaster-Fairfield Community Hospital, 7.10%, 6/15/21  . . . . . . . .           1,139
       1,000  Franklin County, Ohio, Hospital Revenue, Children's Hospital Project, Series A,
              6.60%, 11/1/11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,044
       1,000  Franklin County, Ohio, Hospital Revenue, Riverside Hospital, Series B, 7.60%, 5/15/20 . . . . .           1,145
       1,000  Franklin County, Ohio, Hospital Revenue, Children's Hospital Project, Series A,
              6.50%, 5/1/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,066
       1,000  Greene County Water Systems, 6.85%, 12/1/11, Callable 12/1/01 @ 102 . . . . . . . . . . . . . .           1,069
       1,265  Hamilton County Hospital, 6.63%, 1/1/06, Callable 1/1/01 @ 100  . . . . . . . . . . . . . . . .           1,338
       1,500  Hamilton County Hospital, 6.25%, 1/1/12, Callable 1/1/03 @ 102  . . . . . . . . . . . . . . . .           1,483
       1,500  Hamilton County, Ohio, Building Improvements & Refunding Museum Center, 6.50%, 12/1/09  . . . .           1,573
       1,000  Hamilton County, Ohio, Sewer System Improvement, Series A, 6.30%, 12/1/01 . . . . . . . . . . .           1,084
       1,500  Hamilton County, Ohio, Electric System Revenue, 6.13%, 12/15/08, Callable 10/15/02 @ 102  . . .           1,560
       1,000  Hamilton County, Ohio Water System Revenue, 6.40%, 10/15/07 . . . . . . . . . . . . . . . . . .           1,065
       1,000  Kent State University, Ohio, 6.45%, 5/1/12  . . . . . . . . . . . . . . . . . . . . . . . . . .           1,045
       2,000  Lakewood, Ohio, Sanitation Sewer System, 6.40%, 12/1/11 . . . . . . . . . . . . . . . . . . . .           2,093
       2,000  Montgomery County, Ohio, Sisters of Charity, 6.50%, 5/15/08 . . . . . . . . . . . . . . . . . .           2,095
       1,000  North Royalton, Ohio, 7.50%, 12/1/11  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,097
       1,000  Northeast Ohio, Regional Sewer District, 6.50%, 11/15/08  . . . . . . . . . . . . . . . . . . .           1,052
       1,250  Ohio Housing Agency, 6.20%, 9/1/14, Callable 3/1/05 @ 102 . . . . . . . . . . . . . . . . . . .           1,258
       1,000  Ohio State Water Development Pollution Control, 5.50%, 12/1/09, Callable 6/1/05 @ 101 . . . . .             975
       1,000  Ohio State Liquor Profits, 6.85%, 9/1/00  . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,095
       1,165  Ohio State Building Authority, 6.50%, 9/1/09, Callable 9/1/04 @ 102 . . . . . . . . . . . . . .           1,242
       1,000  Ohio State Building Authority, 6.50%, 10/1/01 . . . . . . . . . . . . . . . . . . . . . . . . .           1,081
       2,000  Ohio State Building Authority, Adult Correctional Building, Series A, 6.13%, 10/1/09  . . . . .           2,060
       1,000  Ohio State Building Authority, Local Jails, Series A, 7.35%, 4/1/09 . . . . . . . . . . . . . .           1,131
       2,000  Ohio State Building Authority, State Facilities, Series A, 6.38%, 6/1/07  . . . . . . . . . . .           2,102


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
OHIO MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1995
(Amounts in Thousands)

 PRINCIPAL                                                SECURITY                                                    MARKET
   AMOUNT                                                DESCRIPTION                                                  VALUE
   ------                                                -----------                                                  ------
MUNICIPAL BONDS, CONTINUED:
   $   1,000  Ottawa County, Ohio, 7.00%, 9/1/11, Callable 9/1/01 @ 102 . . . . . . . . . . . . . . . . . . .         $ 1,080
       1,000  Pickerington, Ohio, Local School Districts, 7.00%, 12/1/13  . . . . . . . . . . . . . . . . . .           1,129
       2,220  Rocky River, Ohio, 6.90%, 12/1/11, Callable 12/1/00 @ 102 . . . . . . . . . . . . . . . . . . .           2,375
       1,000  Saint Mary's, Ohio, Electric System Mortgage, 7.15%, 12/1/10  . . . . . . . . . . . . . . . . .           1,094
       1,000  Sandusky County, Ohio, City School District, 7.30%, 12/1/10 . . . . . . . . . . . . . . . . . .           1,076
       1,000  Shaker Heights, Ohio, 7.10%, 12/15/10 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,149
       1,000  Springfield, Ohio, 6.88%, 9/1/06, Callable 9/1/01 @ 102 . . . . . . . . . . . . . . . . . . . .           1,089
       1,750  Toledo, Ohio, GO, 6.10%, 12/1/14  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,778
       1,000  Toledo, Ohio, Sewer System, 7.38%, 11/15/10 . . . . . . . . . . . . . . . . . . . . . . . . . .           1,086
       1,000  Tuscarawas Valley, Ohio, 6.60%, 12/1/15, Callable 12/1/05 @ 102 . . . . . . . . . . . . . . . .           1,052
       1,000  University of Cincinnati, 7.00%, 6/1/11, Callable 6/1/01 @ 102  . . . . . . . . . . . . . . . .           1,080
       1,000  University of Cincinnati, 6.75%, 12/1/09, Callable 12/1/01 @ 102  . . . . . . . . . . . . . . .           1,079
       1,000  Westerville, Ohio, Minerva Park and Blendon Joint Township, 6.80%, 9/15/06  . . . . . . . . . .           1,094
       2,750  Westerville, Ohio, Minerva Park and Blendon Joint Township, 7.00%, 9/15/12  . . . . . . . . . .           2,991
       1,000  Worthington, Ohio, City School District, 7.45%, 12/1/12 . . . . . . . . . . . . . . . . . . . .           1,132
                                                                                                                      -------
                                                                                                                       85,937
                                                                                                                      -------
Washington (1.1%):
       1,000  Washington State, Non-Callable, 6.25%, 2/1/11 . . . . . . . . . . . . . . . . . . . . . . . . .           1,045
                                                                                                                      -------
  Total Municipal Bonds                                                                                                89,125
                                                                                                                      -------
INVESTMENT COMPANIES (5.5%):
SHARES
------
         325  Fidelity Tax-Free Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             325
       4,931  The One Group Ohio Municipal Money Market Fund, Class A . . . . . . . . . . . . . . . . . . . .           4,931
                                                                                                                      -------
  Total Investment Companies                                                                                            5,256
                                                                                                                      -------
  Total (Cost--$90,584)(a)                                                                                            $94,381
                                                                                                                      =======


_________

Percentages indicated are based on net assets of $95,208.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                       Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . .        $3,952
                       Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . .          (155)
                                                                                                            ------
                       Net unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . .        $3,797
                                                                                                            ======


AMBAC--American Municipal Bond Assurance Corp.
GO--General Obligation

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1995



                                                                              (Amounts in Thousands except per share amounts)
                                                                                     LIMITED
                                                                       GOVERNMENT  VOLATILITY  INTERMEDIATE  GOVERNMENT    INCOME
                                                                           ARM        BOND         BOND         BOND        BOND
                                                                          FUND        FUND         FUND         FUND        FUND
                                                                       ----------  ----------  ------------  ----------   --------
ASSETS:
Investments, at value . . . . . . . . . . . . . . . . . . . . . . .       $54,500   $409,960     $187,862     $371,122    $447,471
Repurchase agreements . . . . . . . . . . . . . . . . . . . . . . .         1,061     15,252        6,785       16,852      35,061
                                                                          -------   --------     --------     --------    --------
                                                                           55,561    425,212      194,647      387,974     482,532
Interest receivable . . . . . . . . . . . . . . . . . . . . . . . .           308      5,461        2,422        3,676       6,987
Receivable from brokers for investments sold  . . . . . . . . . . .            88                                           12,506
Receivable for capital shares issued  . . . . . . . . . . . . . . .            63      1,469          432        1,484       1,471
Receivable from advisor . . . . . . . . . . . . . . . . . . . . . .            24        111           59            6          99
Net variation margin on open futures contracts  . . . . . . . . . .            37
Deferred organization costs . . . . . . . . . . . . . . . . . . . .            13          3            1            9
Prepaid expenses and other assets . . . . . . . . . . . . . . . . .            23          2            1           35         181
                                                                          -------   --------     --------     --------    --------
TOTAL ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . .        56,117    432,258      197,562      393,184     503,776
                                                                          -------   --------     --------     --------    --------
LIABILITIES:
Dividends payable . . . . . . . . . . . . . . . . . . . . . . . . .           177      1,318          714        1,191       1,536
Payable to brokers for investments purchased  . . . . . . . . . . .                    3,346                                16,748
Payable for capital shares redeemed . . . . . . . . . . . . . . . .            23        364           72          898       2,224
Cash overdraft  . . . . . . . . . . . . . . . . . . . . . . . . . .            29        741          165          425          19
Accrued expenses and other payables:
     Investment advisory fees   . . . . . . . . . . . . . . . . . .            26        209           95          143         239
     Administration fees  . . . . . . . . . . . . . . . . . . . . .             8         58           27           53          67
     12b-1 fees (Class A)   . . . . . . . . . . . . . . . . . . . .             1          3            1            2           1
     12b-1 fees (Class B)   . . . . . . . . . . . . . . . . . . . .             0          2            0            2           1
     Other  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            12         49           65            1         134
                                                                          -------   --------     --------     --------    --------
TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . .           276      6,090        1,139        2,715      20,969
                                                                          -------   --------     --------     --------    --------
NET ASSETS:
Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        60,089    427,533      199,171      396,664     511,098
Undistributed (distribution in excess of) net investment income . .          (236)      (122)         116         (302)        357
Accumulated undistributed net realized losses from investment
  transactions  . . . . . . . . . . . . . . . . . . . . . . . . . .        (3,358)    (7,604)      (5,812)     (13,541)    (53,133)
Net unrealized appreciation (depreciation) from investments . . . .          (654)     6,361        2,948        7,648      24,485
                                                                          -------   --------     --------     --------    --------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $55,841   $426,168     $196,423     $390,469    $482,807
                                                                          =======   ========     ========     ========    ========
Net assets
     Fiduciary  . . . . . . . . . . . . . . . . . . . . . . . . . .       $51,050   $410,746     $191,216     $379,826    $474,124
     Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,631     12,516        4,941        8,130       6,796
     Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . .           160      2,906          266        2,513       1,887
                                                                          -------   --------     --------     --------    --------
          Total   . . . . . . . . . . . . . . . . . . . . . . . . .       $55,841   $426,168     $196,423     $390,469    $482,807
                                                                          =======   ========     ========     ========    ========
Outstanding units of beneficial interest (shares)
     Fiduciary  . . . . . . . . . . . . . . . . . . . . . . . . . .         5,188     38,999       19,095       38,720      49,683
     Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . .           471      1,189          492          828         713
     Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . .            16        274           27          256         196
                                                                          -------   --------     --------     --------    --------
          Total   . . . . . . . . . . . . . . . . . . . . . . . . .         5,675     40,462       19,614       39,804      50,592
                                                                          =======   ========     ========     ========    ========
Net asset value
     Fiduciary--offering and redemption price per share   . . . . .       $  9.84   $  10.53     $  10.01     $   9.81    $   9.54
                                                                          =======   ========     ========     ========    ========
     Class A--redemption price per share  . . . . . . . . . . . . .       $  9.83   $  10.52     $  10.04     $   9.81    $   9.54
                                                                          =======   ========     ========     ========    ========
     Class B--offering price per share (a)  . . . . . . . . . . . .       $  9.84   $  10.60     $  10.01     $   9.81    $   9.62
                                                                          =======   ========     ========     ========    ========
Maximum Sales Charge (Class A)  . . . . . . . . . . . . . . . . . .          4.50%      4.50%        4.50%        4.50%       4.50%
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of
  net asset value adjusted to nearest cent) per share (Class A) . .       $ 10.29   $  11.02     $  10.51     $  10.27    $   9.99
                                                                          =======   ========     ========     ========    ========
Investments, at Cost  . . . . . . . . . . . . . . . . . . . . . . .       $56,256   $418,851     $191,699     $380,326    $458,047
                                                                          =======   ========     ========     ========    ========

__________

(a) Redemption price per Class B share varies based on length of time shares are held.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1995

                                                                                       (Amounts in Thousands
                                                                                     except per share amounts)
                                                                  INTERMEDIATE                         KENTUCKY           OHIO
                                                                    TAX-FREE         TAX-FREE         MUNICIPAL         MUNICIPAL
                                                                      BOND             BOND              BOND             BOND
                                                                      FUND             FUND              FUND             FUND
                                                                  ------------       --------         ---------         ---------
ASSETS:
Investments, at value . . . . . . . . . . . . . . . . . . . . .      $207,008         $202,865           $40,954          $94,381
Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           202                                  2
Interest and dividends receivable . . . . . . . . . . . . . . .         3,782            3,366               630            1,145
Receivable from brokers for investments sold  . . . . . . . . .         8,912
Receivable for capital shares issued  . . . . . . . . . . . . .         1,023              617                16              160
Receivable from advisor . . . . . . . . . . . . . . . . . . . .            63               31                12               25
Deferred organization costs . . . . . . . . . . . . . . . . . .             1                9                                  6
Prepaid expenses and other assets . . . . . . . . . . . . . . .             1               92                                 29
                                                                     --------         --------           -------          -------
TOTAL ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . .       220,992          206,980            41,614           95,746
                                                                     --------         --------           -------          -------
LIABILITIES:
Dividends payable . . . . . . . . . . . . . . . . . . . . . . .           806              858               134              336
Payable to brokers for investments purchased  . . . . . . . . .         2,073
Payable for capital shares redeemed . . . . . . . . . . . . . .             7               90                                 51
Cash overdraft  . . . . . . . . . . . . . . . . . . . . . . . .                            217                                 87
Accrued expenses and other payables:
     Investment advisory fees   . . . . . . . . . . . . . . . .           107               75                20               46
     Administration fees  . . . . . . . . . . . . . . . . . . .            30               28                 6               13
     12b-1 fees (Class A)   . . . . . . . . . . . . . . . . . .             1                2                 2                2
     12b-1 fees (Class B)   . . . . . . . . . . . . . . . . . .             1                6                                  2
     Other  . . . . . . . . . . . . . . . . . . . . . . . . . .             8                                 35                1
                                                                     --------         --------           -------          -------
TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . . . .         3,033            1,276               197              538
                                                                     --------         --------           -------          -------
NET ASSETS:
Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . .       215,408          212,148            43,397           95,116
Undistributed net investment income . . . . . . . . . . . . . .            11               19                                  8
Accumulated undistributed net realized losses
  from investment transactions  . . . . . . . . . . . . . . . .          (534)          (5,574)           (1,779)          (3,713)
Net unrealized appreciation (depreciation) from investments . .         3,074             (889)             (201)           3,797
                                                                     --------         --------           -------          -------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .      $217,959         $205,704           $41,417          $95,208
                                                                     ========         ========           =======          =======
Net assets
     Fiduciary  . . . . . . . . . . . . . . . . . . . . . . . .      $211,229         $185,916           $32,520          $79,993
     Class A  . . . . . . . . . . . . . . . . . . . . . . . . .         5,614           11,462             8,818           12,006
     Class B  . . . . . . . . . . . . . . . . . . . . . . . . .         1,116            8,326                79            3,209
                                                                     --------         --------           -------          -------
          Total   . . . . . . . . . . . . . . . . . . . . . . .      $217,959         $205,704           $41,417          $95,208
                                                                     ========         ========           =======          =======
Outstanding units of beneficial interest (shares)
     Fiduciary  . . . . . . . . . . . . . . . . . . . . . . . .        19,861           19,189             3,277            7,512
     Class A  . . . . . . . . . . . . . . . . . . . . . . . . .           528            1,179               888            1,124
     Class B  . . . . . . . . . . . . . . . . . . . . . . . . .           105              859                 8              298
                                                                     ========         ========           =======          =======
          Total   . . . . . . . . . . . . . . . . . . . . . . .        20,494           21,227             4,173            8,934
                                                                     ========         ========           =======          =======
Net asset value
     Fiduciary--offering and redemption price per share   . . .      $  10.64         $   9.69           $  9.92          $ 10.65
                                                                     ========         ========           =======          =======
     Class A--redemption price per share  . . . . . . . . . . .      $  10.63         $   9.72           $  9.93          $ 10.68
                                                                     ========         ========           =======          =======
     Class B--offering price per share (a)  . . . . . . . . . .      $  10.65         $   9.69           $  9.87          $ 10.75
                                                                     ========         ========           =======          =======
Maximum Sales Charge (Class A)  . . . . . . . . . . . . . . . .          4.50%            4.50%             4.50%            4.50%
Maximum Offering Price (100%/(100%--Maximum Sales Charge)
  of net asset value adjusted to nearest cent)
  per share (Class A) . . . . . . . . . . . . . . . . . . . . .      $  11.13         $  10.18           $ 10.40          $ 11.18
                                                                     ========         ========           =======          =======
Investments, at Cost  . . . . . . . . . . . . . . . . . . . . .      $203,934         $203,754           $41,155          $90,584
                                                                     ========         ========           =======          =======

_____________

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1995

                                                                                   (Amounts in Thousands)
                                                        GOVERNMENT   LIMITED VOLATILITY   INTERMEDIATE      GOVERNMENT     INCOME
                                                           ARM              BOND              BOND             BOND         BOND
                                                           FUND             FUND              FUND             FUND         FUND
                                                        ---------    ------------------   ------------      ----------     ------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . .      $5,104             $26,927         $10,292         $21,138      $37,375
                                                           ------             -------         -------         -------      -------
TOTAL INCOME  . . . . . . . . . . . . . . . . . . . .       5,104              26,927          10,292          21,138       37,375
                                                           ------             -------         -------         -------      -------
EXPENSES:
Investment advisory fees  . . . . . . . . . . . . . .         486               2,548             837           1,291        2,979
Administration fees . . . . . . . . . . . . . . . . .         149                 716             235             483          837
12b-1 fees (Class A)  . . . . . . . . . . . . . . . .          42                  47               7              14           18
12b-1 fees (Class B)  . . . . . . . . . . . . . . . .           1                  24                              13           12
12b-1 fees (Service)  . . . . . . . . . . . . . . . .                               1                                            2
Custodian and accounting fees . . . . . . . . . . . .          25                  77              66              65           96
Legal and audit fees  . . . . . . . . . . . . . . . .          27                  54              52              42           70
Organization costs  . . . . . . . . . . . . . . . . .           3                  14               1               3
Trustees' fees and expenses . . . . . . . . . . . . .           3                   8               7               6           10
Transfer agent fees . . . . . . . . . . . . . . . . .          40                  93              49              71           97
Registration and filing fees  . . . . . . . . . . . .          24                  44              79              84           59
Printing costs  . . . . . . . . . . . . . . . . . . .          17                  31              32              36           55
Other . . . . . . . . . . . . . . . . . . . . . . . .         118                  36              17              22           60
                                                           ------             -------         -------         -------      -------
Total expenses before waivers/reimbursements  . . . .         935               3,693           1,382           2,130        4,295
Less waivers/reimbursements . . . . . . . . . . . . .        (369)             (1,415)           (599)            (59)      (1,331)
                                                           ------             -------         -------         -------      -------
NET EXPENSES  . . . . . . . . . . . . . . . . . . . .         566               2,278             783           2,071        2,964
                                                           ------             -------         -------         -------      -------
Net Investment Income . . . . . . . . . . . . . . . .       4,538              24,649           9,509          19,067       34,411
                                                           ------             -------         -------         -------      -------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized losses from investment
  transactions  . . . . . . . . . . . . . . . . . . .      (2,023)             (7,605)         (4,330)         (7,094)     (53,134)
Net change in unrealized appreciation from
  investments . . . . . . . . . . . . . . . . . . . .       1,410              14,800           7,307          16,133       68,445
                                                           ------             -------         -------         -------      -------
Net realized/unrealized gains (losses) from
  investments . . . . . . . . . . . . . . . . . . . .        (613)              7,195           2,977           9,039       15,311
                                                           ------             -------         -------         -------      -------
Change in net assets resulting from operations  . . .      $3,925             $31,844         $12,486         $28,106      $49,722
                                                           ======             =======         =======         =======      =======


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                    (Amounts in Thousands)
                                                          INTERMEDIATE       TAX-FREE                                 OHIO MUNCIPAL
                                                          TAX-FREE BOND         BOND           KENTUCKY MUNCIPAL            BOND
                                                               FUND             FUND               BOND FUND                FUND
                                                          -------------      ---------      ----------------------    -------------
                                                               YEAR             YEAR         PERIOD        PERIOD           YEAR
                                                              ENDED            ENDED         ENDED         ENDED           ENDED
                                                             JUNE 30,         JUNE 30,      JUNE 30,    JANUARY 19,       JUNE 30,
                                                               1995             1995        1995(a)       1995(b)           1995
                                                          -------------      ---------      --------    ----------    -------------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . . . . . .         $11,299        $11,882       $1,007        $ 2,876       $ 5,920
Dividend income . . . . . . . . . . . . . . . . . . . .              89             91           13
                                                                -------        -------       ------        -------       -------
TOTAL INCOME  . . . . . . . . . . . . . . . . . . . . .          11,388         11,973        1,020          2,876         5,920
                                                                -------        -------       ------        -------       -------
EXPENSES:
Investment advisory fees  . . . . . . . . . . . . . . .           1,198            819          112            272           602
Administration fees . . . . . . . . . . . . . . . . . .             337            307           32             78           171
12b-1 fees (Class A)  . . . . . . . . . . . . . . . . .              18             36           14                           45
12b-1 fees (Class B)  . . . . . . . . . . . . . . . . .               8             67                                        26
Custodian and accounting fees . . . . . . . . . . . . .              53             52            7             85            21
Legal and audit fees  . . . . . . . . . . . . . . . . .              33             25           13             31            18
Organization costs  . . . . . . . . . . . . . . . . . .               5              3                                         5
Trustees' fees and expenses . . . . . . . . . . . . . .               6              5            1              4             4
Transfer agent fees . . . . . . . . . . . . . . . . . .              54             51            6             40            48
Registration and filing fees  . . . . . . . . . . . . .              36             55            5             40            23
Printing costs  . . . . . . . . . . . . . . . . . . . .              23             25            1              8            21
Other . . . . . . . . . . . . . . . . . . . . . . . . .              12              5            8              9             8
                                                                -------        -------       ------        -------       -------
Total expenses before waivers/reimbursements  . . . . .           1,783          1,450          199            567           992
Less waivers/reimbursements . . . . . . . . . . . . . .            (705)          (342)         (65)            (9)         (354)
                                                                -------        -------       ------        -------       -------
NET EXPENSES  . . . . . . . . . . . . . . . . . . . . .           1,078          1,108          134            558           638
                                                                -------        -------       ------        -------       -------
Net Investment Income . . . . . . . . . . . . . . . . .          10,310         10,865          886          2,318         5,282
                                                                -------        -------       ------        -------       -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment
  transactions  . . . . . . . . . . . . . . . . . . . .           1,387         (3,212)        (447)        (1,331)       (3,290)
Net change in unrealized appreciation (depreciation)
  from investments  . . . . . . . . . . . . . . . . . .           1,623          3,441        2,403         (4,798)        3,601
                                                                -------        -------       ------        -------       -------
Net realized/unrealized gains (losses) from
  investments . . . . . . . . . . . . . . . . . . . . .           3,010            229        1,956         (6,129)          311
                                                                -------        -------       ------        -------       -------
Change in net assets resulting from operations  . . . .         $13,320        $11,094       $2,842        $(3,811)      $ 5,593
                                                                =======        =======       ======        =======       =======

__________

(a) For the period from January 20, 1995 (date merged) to June 30, 1995.
(b) For the period from February 1, 1994 to January 19, 1995. Audited by other auditors.

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   (Amounts in Thousands)
                                                           GOVERNMENT                     LIMITED              INTERMEDIATE
                                                            ARM FUND                  VOLATILITY FUND            BOND FUND
                                                     ----------------------      ----------------------     -------------------
                                                       YEAR           YEAR          YEAR          YEAR        YEAR        YEAR
                                                      ENDED          ENDED         ENDED          ENDED      ENDED        ENDED
                                                     JUNE 30,       JUNE 30,      JUNE 30,      JUNE 30,    JUNE 30,    JUNE 30,
                                                       1995           1994          1995          1994        1995        1994
                                                     --------      --------      ---------      --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income  . . . . . . . . . . . .  $   4,538     $   7,719     $  24,649      $  22,966   $  9,509     $  4,128
     Net realized gains (losses) from
       investment transactions  . . . . . . . . . .     (2,023)       (1,333)       (7,605)         1,112     (4,330)         114
     Net change in unrealized appreciation
      (depreciation) from investments . . . . . . .      1,410        (2,124)       14,800        (21,743)     7,307       (5,861)
                                                     ---------     ---------     ---------      ---------   --------     --------
Change in net assets resulting from operations  . .      3,925         4,262        31,844          2,335     12,486       (1,619)
                                                     ---------     ---------     ---------      ---------   --------     --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income   . . . . . . . . .     (3,574)       (7,330)      (23,512)       (22,114)    (9,373)      (4,074)
     In excess of net investment income   . . . . .       (222)         (370)         (107)          (258)
     From net realized gains from investment
       transactions   . . . . . . . . . . . . . . .                                                (3,186)                   (110)
     In excess of net realized gains from
       investment transactions  . . . . . . . . . .                      (48)
                                                                                                                             (515)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income   . . . . . . . . .       (554)         (430)         (732)          (866)      (136)
     In excess of net investment income   . . . . .        (12)          (37)          (16)           (21)
     From net realized gains from investment
       transactions   . . . . . . . . . . . . . . .                                                   (61)
     In excess of net realized gains from
       investment transactions  . . . . . . . . . .                       (3)                         (65)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income   . . . . . . . . .         (5)                       (121)           (17)        (1)
     In excess of net investment income   . . . . .                                                    (1)
     From net realized gains from investment
       transactions . . . . . . . . . . . . . . . .                                                    (3)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
     From net investment income   . . . . . . . . .                                     (3)
                                                     ---------     ---------     ---------      ---------   --------     --------
Change in net assets from shareholder
  distributions . . . . . . . . . . . . . . . . . .     (4,367)       (8,218)      (24,491)       (26,592)    (9,510)      (4,699)
                                                     ---------     ---------     ---------      ---------   --------     --------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued  . . . . . . . . .     35,084       277,604       157,468        231,080    126,318       91,042
     Proceeds from shares issued in connection
       with acquisition   . . . . . . . . . . . . .                                                           39,916
     Dividends reinvested   . . . . . . . . . . . .      1,806         4,985         8,292         12,026      2,748        3,185
     Cost of shares redeemed  . . . . . . . . . . .   (139,268)     (277,491)     (211,545)      (167,788)   (74,018)     (33,678)
                                                     ---------     ---------     ---------      ---------   --------     --------
Change in net assets from share transactions  . . .   (102,378)        5,098       (45,785)        75,318     94,964       60,549
                                                     ---------     ---------     ---------      ---------   --------     --------
Change in net assets  . . . . . . . . . . . . . . .   (102,820)        1,142       (38,432)        51,061     97,940       54,231
NET ASSETS:
     Beginning of period  . . . . . . . . . . . . .    158,661       157,519       464,600        413,539     98,483       44,252
                                                     ---------     ---------     ---------      ---------   --------     --------
     End of period  . . . . . . . . . . . . . . . .  $  55,841     $ 158,661     $ 426,168      $ 464,600   $196,423     $ 98,483
                                                     =========     =========     =========      =========   ========     ========
SHARE TRANSACTIONS:
     Issued   . . . . . . . . . . . . . . . . . . .      3,568        27,779        15,271         22,219     12,678        8,975
     Issued in connection with acquisition  . . . .                                                            4,204
     Reinvested   . . . . . . . . . . . . . . . . .        183           500           803          1,126        282          311
     Redeemed   . . . . . . . . . . . . . . . . . .    (14,185)      (27,871)      (20,592)       (16,425)    (7,677)      (3,370)
                                                     =========     =========     =========      =========   ========     ========
Change in shares  . . . . . . . . . . . . . . . . .    (10,434)          408        (4,518)         6,920      9,487        5,916
                                                     =========     =========     =========      =========   ========     ========
Undistributed (distributions in excess of) net
  investment income included in net assets:
      End of period . . . . . . . . . . . . . . . .  $    (236)    $    (407)    $    (122)     $    (280)  $    116     $    117
                                                     =========     =========     =========      =========   ========     ========

See notes to financial statements.

52

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   (Amounts in Thousands)
                                                            GOVERNMENT                       INCOME             INTERMEDIATE TAX-
                                                             BOND FUND                      BOND FUND            FREE BOND FUND
                                                      ----------------------        -----------------------    ------------------
                                                        YEAR           YEAR           YEAR            YEAR       YEAR       YEAR
                                                       ENDED           ENDED          ENDED          ENDED       ENDED      ENDED
                                                      JUNE 30,       JUNE 30,       JUNE 30,        JUNE 30,   JUNE 30,   JUNE 30,
                                                        1995           1994           1995            1994       1995       1994
                                                      -------        -------        -------         -------    -------    -------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income  . . . . . . . . . . . .  $  19,067        $  7,246     $  34,411       $  29,584   $ 10,310   $  8,948
     Net realized gains (losses) from investment
       transactions . . . . . . . . . . . . . . . .     (7,094)         (5,368)      (53,134)         21,041      1,387       (921)
     Net change in unrealized appreciation
      (depreciation) from investments   . . . . . .     16,133          (8,621)       68,445         (65,174)     1,623     (8,701)
                                                     ---------        --------     ---------       ---------   --------   --------
Change in net assets resulting from operations  . .     28,106          (6,743)       49,722         (14,549)    13,320       (674)
                                                     ---------        --------     ---------       ---------   --------   --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income   . . . . . . . . .    (18,433)         (7,169)      (33,925)        (29,231)    (9,992)    (8,904)
     In excess of net investment income   . . . . .       (300)           (305)          (61)                                  (12)
     From net realized gains from investment
       transactions   . . . . . . . . . . . . . . .                                                  (25,188)                 (117)
     In excess of net realized gains from
       investment transactions  . . . . . . . . . .                       (219)       (2,306)                               (1,862)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income   . . . . . . . . .       (247)            (70)         (338)           (339)      (237)      (276)
     In excess of net investment income   . . . . .         (4)             (3)          (11)                       (11)       (12)
     From net realized gains from investment
       transactions   . . . . . . . . . . . . . . .                                                     (293)
     In excess of net realized gains from
       investment transactions  . . . . . . . . . .                         (2)          (24)                                  (71)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income   . . . . . . . . .        (76)             (8)          (73)             (4)       (35)        (6)
     In excess of net realized gains from
       investment transactions  . . . . . . . . . .                                       (5)             (3)                   (5)
DISTRIBUTIONS TO SERVICE SHAREHOLDERS:
     From net investment income   . . . . . . . . .                                      (11)             (1)
     In excess of net realized gains from
       investment transactions  . . . . . . . . . .                                       (1)
                                                     ---------        --------     ---------       ---------   --------   --------
Change in net assets from shareholder
  distributions . . . . . . . . . . . . . . . . . .    (19,060)         (7,776)      (36,755)        (55,059)   (10,275)   (11,265)
                                                     ---------        --------     ---------       ---------   --------   --------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued  . . . . . . . . .    175,681         215,599       147,583         282,007     76,973     82,075
     Proceeds from shares issued in connection
       with acquisition   . . . . . . . . . . . . .     96,760
     Dividends reinvested   . . . . . . . . . . . .      7,435           3,267        17,360          29,656      1,337      2,283
     Cost of shares redeemed  . . . . . . . . . . .   (110,491)        (45,301)     (261,301)       (166,212)   (52,112)   (55,672)
                                                     ---------        --------     ---------       ---------   --------   --------
Change in net assets from share transactions  . . .    169,385         173,565       (96,358)        145,451     26,198     28,686
                                                     ---------        --------     ---------       ---------   --------   --------
Change in net assets  . . . . . . . . . . . . . . .    178,431         159,046       (83,391)         75,843     29,243     16,747
NET ASSETS:
     Beginning of period  . . . . . . . . . . . . .    212,038          52,992       566,198         490,355    188,716    171,969
                                                     ---------        --------     ---------       ---------   --------   --------
     End of period  . . . . . . . . . . . . . . . .  $ 390,469        $212,038     $ 482,807       $ 566,198   $217,959   $188,716
                                                     =========        ========     =========       =========   ========   ========
SHARE TRANSACTIONS:
     Issued   . . . . . . . . . . . . . . . . . . .     17,640          21,771        16,030          27,809      7,387      7,387
     Issued in connection with acquisition  . . . .     10,564
     Reinvested   . . . . . . . . . . . . . . . . .        789             334         1,893           3,250        128        207
     Redeemed   . . . . . . . . . . . . . . . . . .    (11,871)         (4,642)      (28,705)        (16,706)    (5,012)    (5,033)
                                                     =========        ========     =========       =========   ========   ========
Change in shares  . . . . . . . . . . . . . . . . .     17,122          17,463       (10,782)         14,353      2,503      2,561
                                                     =========        ========     =========       =========   ========   ========
Undistributed (distributions in excess of)
  net investment income included in net assets:
      End of period . . . . . . . . . . . . . . . .  $    (302)       $   (309)    $     (71)      $     (63)  $     11   $    (24)
                                                     =========        ========     =========       =========   ========   ========


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    (Amounts in Thousands)
                                                                    TAX-FREE
                                                                    BOND FUND              KENTUCKY MUNICIPAL BOND FUND
                                                              -------------------     --------------------------------------
                                                                 YEAR       YEAR        PERIOD       PERIOD        PERIOD
                                                                 ENDED      ENDED       ENDED         ENDED        ENDED
                                                               JUNE 30,   JUNE 30,     JUNE 30,    JANUARY 19,   JANUARY 31,
                                                                 1995       1994       1995 (a)    1995 (b)(d)   1994 (c)(d)
                                                              --------    -------      -------     ----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income  . . . . . . . . . . . . . . . .   $ 10,865    $  6,633     $    886     $  2,318      $  1,806
     Net realized gains (losses) from investment
       transactions . . . . . . . . . . . . . . . . . . . .     (3,212)     (2,122)        (447)      (1,331)           (1)
     Net change in unrealized appreciation
       (depreciation) from investments  . . . . . . . . . .      3,441      (4,463)       2,403       (4,798)        2,194
                                                              --------    --------     --------     --------      --------
Change in net assets resulting from operations  . . . . . .     11,094          48        2,842       (3,811)        3,999
                                                              --------    --------     --------     --------      --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income   . . . . . . . . . . . . .     (9,899)     (6,155)        (704)      (2,409)       (1,715)
     In excess of net investment income   . . . . . . . . .                    (11)
     In excess of net realized gains from investment
       transactions  . . . . . . . . . . . . . . . . . . . .                  (344)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income   . . . . . . . . . . . . .       (593)       (441)        (182)
     In excess of net investment income   . . . . . . . . .
     In excess of net realized gains from investment
       transactions  . . . . . . . . . . . . . . . . . . . .                   (25)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income   . . . . . . . . . . . . .       (343)        (42)
     In excess of net investment income   . . . . . . . . .
     In excess of net realized gains from investment
       transactions  . . . . . . . . . . . . . . . . . . . .                    (2)
                                                              --------    --------     --------     --------      --------
Change in net assets from shareholder distributions . . . .    (10,835)     (7,020)        (886)      (2,409)       (1,715)
                                                              --------    --------     --------     --------      --------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued  . . . . . . . . . . . . .     92,292     158,490       13,688       12,790        71,308
     Dividends reinvested   . . . . . . . . . . . . . . . .      1,490       1,301          117          340           152
     Cost of shares redeemed  . . . . . . . . . . . . . . .    (56,680)    (29,359)     (16,297)     (29,620)       (9,081)
                                                              --------    --------     --------     --------      --------
Change in net assets from share transactions  . . . . . . .     37,102     130,432       (2,492)     (16,490)       62,379
                                                              --------    --------     --------     --------      --------
Change in net assets  . . . . . . . . . . . . . . . . . . .     37,361     123,460         (536)     (22,710)       64,663
NET ASSETS:
     Beginning of period  . . . . . . . . . . . . . . . . .    168,343      44,883       41,953       64,663
                                                              --------    --------     --------     --------      --------
     End of period  . . . . . . . . . . . . . . . . . . . .   $205,704    $168,343     $ 41,417     $ 41,953      $ 64,663
                                                              ========    ========     ========     ========      ========
SHARE TRANSACTIONS:
     Issued   . . . . . . . . . . . . . . . . . . . . . . .      9,619      15,823        1,341        1,300         7,061
     Reinvested   . . . . . . . . . . . . . . . . . . . . .        155         131           12           35            15
     Redeemed   . . . . . . . . . . . . . . . . . . . . . .     (5,967)     (2,973)      (1,602)      (3,103)         (886)
                                                              ========    ========     ========     ========      ========
Change in shares  . . . . . . . . . . . . . . . . . . . . .      3,807      12,981         (249)      (1,768)        6,190
                                                              ========    ========     ========     ========      ========
Undistributed (distributions in excess of) net
  investment income included in net assets:
     End of period  . . . . . . . . . . . . . . . . . . . .   $     19    $    (11)    $            $             $     91
                                                              ========    ========     ========     ========      ========

                                                               (Amounts in Thousands)
                                                                  OHIO MUNICIPAL
                                                                      BOND FUND
                                                               ---------------------
                                                                 YEAR          YEAR
                                                                 ENDED         ENDED
                                                                JUNE 30,      JUNE 30,
                                                                 1995          1994
                                                               --------      --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income  . . . . . . . . . . . . . . . .   $  5,282     $  5,084
     Net realized gains (losses) from investment
       transactions  . . . . . . . . . . . . . . . . . . .      (3,290)        (337)
     Net change in unrealized appreciation
       (depreciation from investments . . . . . . . . . . .      3,601       (5,278)
                                                              --------     --------
Change in net assets resulting from operations  . . . . . .      5,593         (531)
                                                              --------     --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income   . . . . . . . . . . . . .     (4,520)      (4,378)
     In excess of net investment income   . . . . . . . . .
     In excess of net realized gains from investment
       transactions  . . . . . . . . . . . . . . . . . . .                     (170)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income   . . . . . . . . . . . . .       (627)        (722)
     In excess of net investment income   . . . . . . . . .        (22)         (22)
     In excess of net realized gains from investment
       transactions  . . . . . . . . . . . . . . . . . . .                      (28)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income   . . . . . . . . . . . . .       (112)         (17)
     In excess of net investment income   . . . . . . . . .         (1)          (1)
     In excess of net realized gains from investment
       transactions   . . . . . . . . . . . . . . . . . . .                      (1)
                                                              --------     --------
Change in net assets from shareholder distributions . . . .     (5,282)      (5,339)
                                                              --------     --------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued  . . . . . . . . . . . . .     12,266       45,878
     Dividends reinvested   . . . . . . . . . . . . . . . .        870          942
     Cost of shares redeemed  . . . . . . . . . . . . . . .    (28,426)     (18,647)
                                                              --------     --------
Change in net assets from share transactions  . . . . . . .    (15,290)      28,173
                                                              --------     --------
Change in net assets  . . . . . . . . . . . . . . . . . . .    (14,979)      22,303
NET ASSETS:
     Beginning of period  . . . . . . . . . . . . . . . . .    110,187       87,884
                                                              --------     --------
     End of period  . . . . . . . . . . . . . . . . . . . .   $ 95,208     $110,187
                                                              ========     ========
SHARE TRANSACTIONS:
     Issued   . . . . . . . . . . . . . . . . . . . . . . .      1,160        4,108
     Reinvested   . . . . . . . . . . . . . . . . . . . . .         82           86
     Redeemed   . . . . . . . . . . . . . . . . . . . . . .     (2,717)      (1,691)
                                                              ========     ========
Change in shares  . . . . . . . . . . . . . . . . . . . . .     (1,475)       2,503
                                                              ========     ========
Undistributed (distributions in excess of) net
  investment income included in net assets:
     End of period  . . . . . . . . . . . . . . . . . . . .   $      8     $      8
                                                              ========     ========


_______________

(a) For the period from January 20, 1995 (date merged) to June 30, 1995.

(b) For the period from February 1, 1994 to January 19, 1995.

(c) For the period from March 12, 1993 (date of initial public investment) to January 31, 1994.

(d) Audited by other auditors. Prior to January 20, 1995, the Kentucky Municipal Bond Fund Shares were unclassified.

See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                     JUNE 30, 1995


1.      ORGANIZATION:

        The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The Trust is registered to offer five classes of shares: Fiduciary, Class A, Class B, Institutional, and Service. The Trust currently offers twenty-four funds. The accompanying financial statements and financial highlights are those of the Government ARM Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, and the Ohio Municipal Bond Fund (individually, a "Fund"; collectively, the "Funds") only. During the year ended June 30, 1995, The One Group Short-Term Global Bond Fund ceased operations.

2.      SIGNIFICANT ACCOUNTING POLICIES:

        The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.


            SECURITY VALUATION

            Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the investment advisor under the direction of the Board of Trustees. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

            REPURCHASE AGREEMENTS

            Each Fund may invest in repurchase agreements with institutions that the Fund's investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

            WRITTEN OPTIONS

            The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds received or amount paid on the transaction to determine realized gain or loss.

            FUTURES CONTRACTS

            The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


            securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

            INDEXED SECURITIES

            The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

            MORTGAGE ROLLS

            The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income, for the difference between the current sales price and the lower forward price for the future purchase.

            SECURITY TRANSACTIONS AND RELATED INCOME

            Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

            EXPENSES

            Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class such as distribution fees.

            DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

            Dividends from net investment income are declared daily and paid monthly for each Fund. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

            Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses.

            ORGANIZATION COSTS

            Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs have been allocated among the funds of the Trust pro-rata, based on the relative net assets of each fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


            fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

            FEDERAL INCOME TAXES

            The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify or to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

            RECLASSIFICATIONS:

            Certain reclassifications have been made to the 1994 financial statements and financial highlights in order to conform to the 1995 presentation.

3.      SHARES OF BENEFICIAL INTEREST:

        The Trust is authorized to issue an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through thirty series and five classes: Fiduciary, Class A, Class B, Institutional and Service. The Service Shares commenced offering on January 17, 1994 when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. During the year ended June 30, 1995, Service Shares transferred to Class A Shares, and as of June 30, 1995, there were no shareholders in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1995 and 1994:



Continued

                                                                              57

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995

                                            (Amounts in Thousands)

                                                       GOVERNMENT ARM        LIMITED VOLATILITY BOND     INTERMEDIATE BOND
                                                            FUND                      FUND                     FUND
                                                   ----------------------    ----------------------    ---------------------
                                                     YEAR         YEAR          YEAR        YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                    JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,    JUNE 30,
                                                     1995         1994          1995        1994         1995         1994
                                                   ---------    ---------    ---------    ---------    ---------    --------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued  . . . . . . . . .   $  34,868    $ 259,931    $ 152,849    $ 220,728    $ 125,119    $ 91,042
  Proceeds from shares issued in
   connection with acquisition   . . . . . . . .                                                          35,113
  Dividends reinvested   . . . . . . . . . . . .       1,732        4,833        7,661       11,169        2,663       3,185
  Shares redeemed  . . . . . . . . . . . . . . .    (124,793)    (275,937)    (204,209)    (158,990)     (73,001)    (33,678)
                                                   ---------    ---------    ---------    ---------    ---------    --------
  Change in net assets from Fiduciary
   share transactions  . . . . . . . . . . . . .   $ (88,193)   $ (11,173)   $ (43,699)   $  72,907    $  89,894    $ 60,549
                                                   =========    =========    =========    =========    =========    ========


CLASS A SHARES:
     Proceeds from shares issued . . . . . . . .   $      70    $  17,658    $   3,343    $   8,316    $     934
     Proceeds from shares issued in
      connection with acquisition  . . . . . . .                                                           4,803
     Dividends reinvested  . . . . . . . . . . .          70          152          518          836           84
     Shares redeemed . . . . . . . . . . . . . .     (14,471)      (1,554)      (6,811)      (8,761)      (1,016)
                                                   ---------    ---------    ---------    ---------    ---------    --------
     Change in net assets from
      Class A share transactions . . . . . . . .    $(14,331)   $  16,256    $  (2,950)   $     391    $   4,805
                                                    ========    =========    =========    =========    =========    ========


CLASS B SHARES:
     Proceeds from shares issued . . . . . . . .    $    146    $      15    $   1,164    $   2,020    $     265
     Dividends reinvested  . . . . . . . . . . .           4                       110           21            1
     Shares redeemed . . . . . . . . . . . . . .          (4)                     (391)         (37)          (1)
                                                   ---------    ---------    ---------    ---------    ---------    --------
     Change in net assets from
      Class B share transactions . . . . . . . .    $    146           15    $     883    $   2,004    $     265
                                                   =========    =========    =========    =========    =========    ========


SERVICE SHARES:
     Proceeds from shares issued . . . . . . . .                             $     112    $      16
     Dividends reinvested  . . . . . . . . . . .                                     3
     Shares redeemed . . . . . . . . . . . . . .                                  (134)
                                                   ---------    ---------    ---------    ---------    ---------    --------
     Change in net assets from
      Service share transactions . . . . . . . .                             $     (19)   $      16
                                                   =========    =========    =========    =========    =========    ========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
     Issued  . . . . . . . . . . . . . . . . . .       3,545       26,011       14,826       21,244       12,567       8,975
     Issued in connection with acquisition . . .                                                           3,700
     Reinvested  . . . . . . . . . . . . . . . .         176          485          742        1,046          274         311
     Redeemed  . . . . . . . . . . . . . . . . .     (12,706)     (27,715)     (19,884)     (15,589)      (7,573)     (3,370)
                                                   ---------    ---------    ---------    ---------    ---------    --------
     Change in Fiduciary Shares  . . . . . . . .      (8,985)      (1,219)      (4,316)       6,701        8,968       5,916
                                                   =========    =========    =========    =========    =========    ========

CLASS A SHARES:
     Issued  . . . . . . . . . . . . . . . . . .           8        1,767          323          783           84
     Issued in connection with acquisition . . .                                                             504
     Reinvested  . . . . . . . . . . . . . . . .           7           15           50           78            8
     Redeemed  . . . . . . . . . . . . . . . . .      (1,479)        (156)        (658)        (834)        (104)
                                                   ---------    ---------    ---------    ---------    ---------    --------
     Change in Class A Shares  . . . . . . . . .      (1,464)       1,626         (285)          27          492
                                                   =========    =========    =========    =========    =========    ========


CLASS B SHARES:
     Issued  . . . . . . . . . . . . . . . . . .          15            1          111          191           27
     Reinvested  . . . . . . . . . . . . . . . .                                    11            2
     Redeemed  . . . . . . . . . . . . . . . . .                                   (38)          (2)
                                                   ---------    ---------    ---------    ---------    ---------    --------
     Change in Class B Shares  . . . . . . . . .          15            1           84          191           27
                                                   =========    =========    =========    =========    =========    ========


SERVICE SHARES:
     Issued  . . . . . . . . . . . . . . . . . .                                    11            1
     Reinvested  . . . . . . . . . . . . . . . .
     Redeemed  . . . . . . . . . . . . . . . . .                                   (12)
                                                   ---------    ---------    ---------    ---------    ---------    --------
     Change in Service Shares  . . . . . . . . .                                    (1)           1
                                                   =========    =========    =========    =========    =========    ========


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995



                                          (Amounts in Thousands)

                                                                                                          INTERMEDIATE TAX-
                                                     GOVERNMENT BOND FUND        INCOME BOND FUND          FREE BOND FUND
                                                    ----------------------    ----------------------    --------------------
                                                      YEAR         YEAR         YEAR         YEAR        YEAR        YEAR
                                                      ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                                     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,    JUNE 30,    JUNE 30,
                                                      1995         1994          1995        1994         1995        1994
                                                    ---------    ---------    ---------    ---------    --------    --------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
     Proceeds from shares issued  . . . . . . . .   $ 170,196    $ 213,545    $ 142,061    $ 279,907    $ 74,654    $ 78,806
     Proceeds from shares issued in
      connection with acquisition   . . . . . . .      92,808
     Dividends reinvested   . . . . . . . . . . .       7,203        3,207       17,045       29,164       1,137       2,020
     Shares redeemed  . . . . . . . . . . . . . .    (108,841)     (44,860)    (257,754)    (163,478)    (50,142)    (53,168)
                                                    ---------    ---------    ---------    ---------    --------    --------
     Change in net assets from
      Fiduciary share transactions  . . . . . . .   $ 161,366    $ 171,892    $ (98,648)   $ 145,593    $ 25,649    $ 27,658
                                                    =========    =========    =========    =========    ========    ========


CLASS A SHARES:
     Proceeds from shares issued  . . . . . . . .   $   3,603    $   1,320    $   3,989    $   1,263    $  1,577    $  2,657
     Proceeds from shares issued in
      connection with acquisition   . . . . . . .       3,952
     Dividends reinvested   . . . . . . . . . . .         178           54          260          484         176         258
     Shares redeemed  . . . . . . . . . . . . . .      (1,509)        (389)      (2,993)      (2,695)     (1,755)     (2,457)
                                                    ---------    ---------    ---------    ---------    --------    --------
     Change in net assets from
      Class A share transactions  . . . . . . . .   $   6,224    $     985    $   1,256    $    (948)   $     (2)   $    458
                                                    =========    =========    =========    =========    ========    ========


CLASS B SHARES:
     Proceeds from shares issued  . . . . . . . .   $   1,870         $734    $   1,213    $     778    $    742    $    612
     Dividends reinvested   . . . . . . . . . . .          54            6           43            7          24           5
     Shares redeemed  . . . . . . . . . . . . . .        (129)         (52)        (151)         (39)       (215)        (47)
                                                    ---------    ---------    ---------    ---------    --------    --------
     Change in net assets from
      Class B share transactions  . . . . . . . .   $   1,795         $688    $   1,105    $     746    $    551    $    570
                                                    =========    =========    =========    =========    ========    ========


SERVICE SHARES:
     Proceeds from shares issued  . . . . . . . .   $      12                 $     320    $      59
     Dividends reinvested   . . . . . . . . . . .                                    12            1
     Shares redeemed  . . . . . . . . . . . . . .         (12)                     (403)
                                                    ---------    ---------    ---------    ---------    --------    --------
     Change in net assets from
      Service share transactions  . . . . . . . .   $       0                 $     (71)   $      60
                                                    =========    =========    =========    =========    ========    ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
     Issued   . . . . . . . . . . . . . . . . . .      17,086       21,565       15,438       27,595       7,168      7,094
     Issued in connection with acquisition  . . .      10,133
     Reinvested   . . . . . . . . . . . . . . . .         764          328        1,859        3,200         109        183
     Redeemed   . . . . . . . . . . . . . . . . .     (11,695)      (4,598)     (28,323)     (16,429)     (4,824)    (4,806)
                                                    ---------    ---------    ---------    ---------    --------    -------
     Change in Fiduciary Shares   . . . . . . . .      16,288       17,295      (11,026)      14,366       2,453       2,471
                                                    =========    =========    =========    =========    ========    ========


CLASS A SHARES:
     Issued   . . . . . . . . . . . . . . . . . .         359          131          427          127         148         238
     Issued in connection with acquisition  . . .         431
     Reinvested   . . . . . . . . . . . . . . . .          19            5           28           49          17          23
     Redeemed   . . . . . . . . . . . . . . . . .        (161)         (38)        (323)        (273)       (167)       (223)
                                                    ---------    ---------    ---------    ---------     -------    --------
     Change in Class A Shares   . . . . . . . . .         648           98          132          (97)         (2)         38
                                                    =========    =========    =========    =========    ========    ========


CLASS B SHARES:
     Issued   . . . . . . . . . . . . . . . . . .         194           75          130           81          71          55
     Reinvested   . . . . . . . . . . . . . . . .           6            1            5            1           2           1
     Redeemed   . . . . . . . . . . . . . . . . .         (14)          (6)         (17)          (4)        (21)         (4)
                                                    ---------    ---------    ---------    ---------    --------    --------
     Change in Class B Shares   . . . . . . . . .         186           70          118           78          52          52
                                                    =========    =========    =========    =========    ========    ========


SERVICE SHARES:
     Issued   . . . . . . . . . . . . . . . . . .           1                        35            6
     Reinvested   . . . . . . . . . . . . . . . .                                     1
     Redeemed   . . . . . . . . . . . . . . . . .          (1)                      (42)
                                                     --------    ---------    ---------    ---------    --------    --------

     Change in Service Shares   . . . . . . . . .           0                        (6)           6
                                                    =========    =========    =========    =========    ========    ========



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


                                           (Amounts in Thousands)

                                                                                                               OHIO MUNICIPAL
                                              TAX-FREE BOND FUND         KENTUCKY MUNICIPAL BOND FUND             BOND FUND
                                             ---------------------    -----------------------------------   --------------------
                                               YEAR         YEAR      PERIOD      PERIOD       PERIOD         YEAR        YEAR
                                              ENDED        ENDED       ENDED       ENDED        ENDED        ENDED       ENDED
                                             JUNE 30,     JUNE 30,    JUNE 30,   JANUARY 19,  JANUARY 31,   JUNE 30,    JUNE 30,
                                               1995         1994      1995(a)    1995(b)(d)   1994(c)(d)      1995        1994
                                             --------    ---------    --------   -----------  -----------   --------    --------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
     Proceeds from shares issued  . . . .    $ 84,681    $ 145,401    $  2,966    $ 12,790      $ 71,308    $  9,413    $ 35,922
     Dividends reinvested   . . . . . . .         805          890           6         340           152         298         314
     Shares redeemed  . . . . . . . . . .     (52,518)     (27,883)    (14,827)    (29,620)       (9,081)    (23,281)    (12,702)
                                             --------    ---------    --------    --------      --------    --------    --------
     Change in net assets from
      Fiduciary share transactions  . . .    $ 32,968    $ 118,408    $(11,855)   $(16,490)     $ 62,379    $(13,570)   $ 23,534
                                             ========    =========    ========    ========      ========    ========    ========
CLASS A SHARES:
     Proceeds from shares issued  . . . .    $  2,951    $   8,112    $ 10,642                              $  1,338    $  7,830
     Dividends reinvested   . . . . . . .         470          384         111                                   486         612
     Shares redeemed  . . . . . . . . . .      (2,721)      (1,396)     (1,470)                               (4,694)     (5,885)
                                             --------    ---------    --------    --------      --------    --------    --------
     Change in net assets from
      Class A share transactions  . . . .    $    700    $   7,100    $  9,283                              $ (2,870)   $  2,557
                                             ========    =========    ========    ========      ========    ========    ========


CLASS B SHARES:
     Proceeds from shares issued  . . . .    $  4,660    $   4,977    $     80                              $  1,515    $  2,126
     Dividends reinvested   . . . . . . .         215           27                                                86          16
     Shares redeemed  . . . . . . . . . .      (1,441)         (80)                                             (451)        (60)
                                             --------    ---------    --------    --------      --------    --------    --------
     Change in net assets from
      Class B share transactions  . . . .    $  3,434    $   4,924    $     80                              $  1,150    $  2,082
                                             ========    =========    ========    ========      ========    ========    ========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
     Issued   . . . . . . . . . . . . . .       8,830       14,505         307       1,300         7,061         892       3,213
     Reinvested   . . . . . . . . . . . .          84           89           1          35            15          28          28
     Redeemed   . . . . . . . . . . . . .      (5,532)      (2,821)     (1,453)     (3,103)         (886)     (2,223)     (1,155)
                                             --------    ---------    --------    --------      --------    --------    --------
     Change in Fiduciary Shares   . . . .       3,382       11,773      (1,145)     (1,768)        6,190      (1,303)      2,086
                                             ========    =========    ========    ========      ========    ========    ========
CLASS A SHARES:
     Issued   . . . . . . . . . . . . . .         304          809       1,026                                   126         700
     Reinvested   . . . . . . . . . . . .          49           39          11                                    46          56
     Redeemed   . . . . . . . . . . . . .        (283)        (144)       (149)                                 (451)       (530)
                                             --------    ---------    --------    --------      --------    --------    --------
     Change in Class A Shares   . . . . .          70          704         888                                  (279)        226
                                             ========    =========    ========    ========      ========    ========    ========
CLASS B SHARES:
     Issued   . . . . . . . . . . . . . .         485          509           8                                   142         195
     Reinvested   . . . . . . . . . . . .          22            3                                                 8           2
     Redeemed   . . . . . . . . . . . . .        (152)          (8)                                              (43)         (6)
                                             --------    ---------    --------    --------      --------    --------    --------
     Change in Class B Shares   . . . . .         355          504           8                                   107         191
                                             ========    =========    ========    ========      ========    ========    ========


-------

(a)  For the period from January 20, 1995 (date merged) to June 30, 1995.
(b)  For the period from February 1, 1994 to January 19, 1995
(c) For the period from March 12, 1993 (date of initial public investment) to January 31, 1994.
(d) Audited by other auditors. Prior to January 20, 1995, the Kentucky Municipal Bond Fund shares were unclassified.


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


4.      INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

        The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Income Bond, the Intermediate Bond, Limited Volatility Bond, Ohio Municipal Bond, Kentucky Municipal Bond, and Intermediate Tax-Free Bond Funds; 0.55% of the Government ARM Fund, and 0.45% of the Government Bond and Tax-Free Bond Funds.

        The Trust and 440 Financial Group of Worcester ("440 Financial") are parties to an administrative agreement under which 440 Financial (the "Administrator") provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on the first $1.5 billion of the combined average net assets of the Funds and other funds offered by the Trust; 0.18% on the next $0.5 billion of the combined average net assets, and 0.16% on the combined average net assets over $2 billion. Effective April 1, 1995, The Shareholder Services Group, Inc, d/b/a 440 Financial became the Administrator to the Trust. Also effective April 1, 1995, the Advisor became the Sub-Administrator pursuant to an agreement between the Administrator and the Advisor. The Advisor assumed many of the administrative duties, for which it receives a fee paid by the Administrator.

        The Trust has adopted a distribution and shareholder services plan (the "Plan") on behalf of the Class A, Class B and Service Class shares pursuant to Rule 12b-1 under the 1940 Act. 440 Financial Distributors, Inc. (the Distributor) acts as the distributor of the Trust's shares. The Distributor receives an annual fee for its services of 0.35%, 1.00%, and 0.75% of the average daily net assets of the Class A, Class B, and Service Class shares, respectively. These fees are used by the Distributor to pay banks, including affiliates of the Advisor, other institutions and broker/dealers, or to reimburse the Distributor for expenses incurred for providing distribution or shareholder assistance. The Distributor has voluntarily agreed to limit its fees for the Class A Shares to an annual rate of 0.25% of the average daily net assets of the Class A Shares of each Fund.

        Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

        The Advisor, Administrator, and Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the year ended June 30, 1995, fees in the following amounts were waived or reimbursed to the Funds:

                                                    (AMOUNTS IN THOUSANDS)
                                                            LIMITED
                                                           VOLATILITY
                                             GOVERNMENT       FUND        INTERMEDIATE
                                              ARM FUND        BOND          BOND FUND
                                             ----------    ----------     ------------
INVESTMENT ADVISORY FEES:
Waivers/reimbursements  . . . . . . . . . .     $285         $1,393            $597
ADMINISTRATION FEES:
Waivers/reimbursements  . . . . . . . . . .       72              2
12B-1 FEES (CLASS A):
Waivers/reimbursements  . . . . . . . . . .       12             14               2
12B-1 FEES (CLASS B):
Waivers/reimbursements  . . . . . . . . . .                       6


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           June 30, 1995


                                                                              INTERMEDIATE
                                                 GOVERNMENT    INCOME BOND    TAX-FREE BOND
                                                 BOND FUND         FUND           FUND
                                                 ----------    -----------    -------------
INVESTMENT ADVISORY FEES:
Waivers/reimbursements  . . . . . . . . . .          $39          $1,317          $699
ADMINISTRATION FEES:
Waivers/reimbursements  . . . . . . . . . .           15               7
12B-1 FEES (CLASS A):
Waivers/reimbursements  . . . . . . . . . .            4               5             5
12B-1 FEES (CLASS B):
Waivers/reimbursements  . . . . . . . . . .            1               2             1

                                                               KENTUCKY        KENTUCKY            OHIO
                                                  TAX-FREE     MUNICIPAL       MUNICIPAL         MUNICIPAL
                                                  BOND FUND    BOND FUND (a)   BOND FUND (b)     BOND FUND
                                                  ---------    -------------   -------------     ---------
Investment Advisory Fees:
Waivers/reimbursements  . . . . . . . . . .          $246          $59            $ 9               $307
Administration Fees:
Waivers/reimbursements  . . . . . . . . . .            79            2                                32
12b-1 Fees (Class A):
Waivers/reimbursements  . . . . . . . . . .            10            4                                13
12b-1 Fees (Class B):
Waivers/reimbursements  . . . . . . . . . .             7                                              2


-------

(a) For the period January 20, 1995 (date merged) through June 30, 1995.

(b) For the period February 1, 1994 through January 19, 1995.

5.      SECURITIES TRANSACTIONS:

        The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1995 were as follows: (amounts in thousands)

                                                          U.S. GOVERNMENT
                                                            SECURITIES               OTHER SECURITIES
                                                      ---------------------       ---------------------
                                                      PURCHASES       SALES       PURCHASES       SALES
                                                      ---------       -----       ---------       -----
Government ARM Fund . . . . . . . . . . . . . .        $  2,483     $ 86,025       $      0     $ 11,314
Limited Volatility Bond Fund  . . . . . . . . .         220,678      262,031         87,639       78,969
Intermediate Bond Fund  . . . . . . . . . . . .         150,552       89,390         74,061       43,297
Government Bond Fund  . . . . . . . . . . . . .         425,725      277,655         31,748       18,117
Income Bond Fund  . . . . . . . . . . . . . . .         575,280      647,586        657,119      686,737
Intermediate Tax-Free Bond Fund . . . . . . . . . . . . . . . . . . . . . .         405,664      388,097
Tax-Free Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         150,088      119,675
Kentucky Municipal Bond Fund (January 20, 1995 through June 30, 1995) . . .           8,203       10,888
Kentucky Municipal Bond Fund (February 1, 1994 through January 19, 1995)  .           5,221       15,894
Ohio Municipal Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . . .          75,774       91,286

Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


6.      FINANCIAL INSTRUMENTS:

        Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

7.      FEDERAL TAX INFORMATION:

        At June 30, 1995 the following Funds have capital loss carryforwards which are available to offset future gains, if any:

                                                                                    CAPITAL LOSS
                                                                                 CARRYFORWARD (000)       EXPIRES
                                                                                 ------------------       -------
            Government ARM Fund . . . . . . . . . . . . . . . . . . . . . .           $ 2,283              2003
            Limited Volatility Bond Fund  . . . . . . . . . . . . . . . . .             2,420              2003
            Intermediate Bond Fund  . . . . . . . . . . . . . . . . . . . .             1,321              2003
                                                                                          845              2002
                                                                                          222              2001
            Government Bond Fund  . . . . . . . . . . . . . . . . . . . . .            10,380              2003
                                                                                          733              2002
                                                                                          307              2001
            Income Bond Fund  . . . . . . . . . . . . . . . . . . . . . . .            52,042              2003
            Intermediate Tax-Free Bond Fund . . . . . . . . . . . . . . . .               534              2003
            Tax-Free Bond Fund  . . . . . . . . . . . . . . . . . . . . . .             3,799              2003
            Kentucky Municipal Bond Fund  . . . . . . . . . . . . . . . . .             1,331              2002
                                                                                            1              2001
            Ohio Municipal Bond Fund  . . . . . . . . . . . . . . . . . . .             2,319              2003


        Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 1996.

                                                                                               POST-OCTOBER
                                                                                           CAPITAL LOSSES (000)
                                                                                           --------------------
            Government ARM Fund . . . . . . . . . . . . . . . . . . . . . . . . . .              $1,064
            Limited Volatility Fund . . . . . . . . . . . . . . . . . . . . . . . .               5,185
            Intermediate Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . .               3,424
            Government Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . . .               2,121
            Income Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,093
            Intermediate Tax-Free Bond Fund . . . . . . . . . . . . . . . . . . . .                none
            Tax-Free Bond Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .               1,750
            Kentucky Municipal Bond Fund  . . . . . . . . . . . . . . . . . . . . .                 447
            Ohio Municipal Bond Fund  . . . . . . . . . . . . . . . . . . . . . . .               1,394



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


        The Income Bond Fund distributed approximately $4,206,000 as a long-term capital gain dividend for the purposes of the dividends-paid deduction for the fiscal year ended June 30, 1995. Of the dividends paid from net investment income by the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, and the Ohio Municipal Bond Fund for the fiscal year ended June 30, 1995, 100% constituted exempt interest dividends for regular federal income tax purposes.

8.      CONCENTRATION OF CREDIT RISK:

        The Ohio and Kentucky Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the States' specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

9.      REORGANIZATION:

        On October 7, 1994, the Board of Trustees approved an agreement and plan of reorganization for the acquisition of the Trademark Funds by the Trust. Under the agreement and plan of reorganization, all assets and liabilities of the Trademark Government Income Fund, the Trademark Short-Intermediate Government Fund and the Trademark Kentucky Municipal Bond Fund (the "Acquired Funds") were acquired by the Government Bond Fund, the Intermediate Bond Fund, and the Kentucky Municipal Bond Fund, respectively (the "Acquiring Funds"), in exchange for shares of the each Acquiring Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed following approval by the shareholders of the Acquired Funds. The following is a summary of Shares Outstanding, Net Assets, Unrealized Depreciation and Net Asset Value per share immediately before and after the reorganization (amounts in thousands except net asset value):



Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1995


                                                                                                               AFTER
                                                                    BEFORE REORGANIZATION                  REORGANIZATION
                                                       ---------------------------------------------       --------------
                                                       TRADEMARK SHORT-INTERMEDIATE     INTERMEDIATE        INTERMEDIATE
                                                             GOVERNMENT FUND             BOND FUND           BOND FUND
                                                       ----------------------------     ------------       --------------
Shares:                                                           *4,378                    14,387              18,592
Net Assets:                                                     *$39,916                  $136,529            $176,445
Net Asset Value:
  Fiduciary   . . . . . . . . . . . . . . . . .                 *$  9.12                  $   9.49            $   9.49
  Class A   . . . . . . . . . . . . . . . . . .                                           $   9.52            $   9.52
Unrealized Depreciation:  . . . . . . . . . . .                  $(3,636)                 $ (5,186)           $ (8,822)


                                                           TRADEMARK GOVERNMENT         GOVERNMENT          GOVERNMENT
                                                               INCOME FUND              BOND FUND            BOND FUND
                                                           --------------------         ---------           ----------
Shares:                                                           *10,770                 25,385               35,949
Net Assets:                                                     *$ 96,760               $232,446             $329,206
Net Asset Value:
  Fiduciary   . . . . . . . . . . . . . . . . .                 *$   8.98               $   9.16             $   9.16
  Class A   . . . . . . . . . . . . . . . . . .                                         $   9.16             $   9.16
Unrealized Depreciation:  . . . . . . . . . . .                  $(10,216)              $ (7,028)            $(17,244)


                                                               TRADEMARK                    KENTUCKY           KENTUCKY
                                                           KENTUCKY MUNICIPAL               MUNICIPAL          MUNICIPAL
                                                                BOND FUND                   BOND FUND          BOND FUND
                                                           ------------------               ---------          ---------
Shares:                                                          *4,422                                           4,422
Net Assets:
  Fiduciary   . . . . . . . . . . . . . . . . .                *$41,953                                         $41,953
Net Asset Value:
  Fiduciary   . . . . . . . . . . . . . . . . .                *$  9.49                                         $  9.49
Unrealized Depreciation . . . . . . . . . . . .                 $(2,604)                                        $(2,604)

-------------------------

* Before the reorganization, the Acquired Funds offered only one class of shares.

Additionally, the Government Bond Fund and the Intermediate Bond Fund had capital loss carryforwards from the Acquired Funds of approximately $1,040,000 and $971,000, respectively.


Continued

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                     GOVERNMENT ARM FUND
                                                                 ---------------------------------------------------------------
                                                                                      YEAR ENDED JUNE 30,
                                                                 ---------------------------------------------------------------
                                                                             1995                           1994
                                                                 ----------------------------  ---------------------------------
                                                                 FIDUCIARY  CLASS A   CLASS B  FIDUCIARY   CLASS A   CLASS B (a)
                                                                 ---------  -------   -------  ---------   -------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . .  $  9.85    $  9.84   $ 9.86   $  10.03    $ 10.03   $   9.98
                                                                 -------    -------   ------   --------    -------   --------
Investment Activities
  Net investment income . . . . . . . . . . . . . . . . . . . .     0.55       0.52     0.47       0.36       0.36       0.12
  Net realized and unrealized gains (losses) from
    investments . . . . . . . . . . . . . . . . . . . . . . . .    (0.05)     (0.06)   (0.04)     (0.15)     (0.17)     (0.11)

                                                                 -------    -------   ------   --------    -------   --------
Total from Investment Activities  . . . . . . . . . . . . . . .     0.50       0.46     0.43       0.21       0.19       0.01
                                                                 -------    -------   ------   --------    -------   --------
Distributions
  Net investment income . . . . . . . . . . . . . . . . . . . .    (0.48)     (0.46)   (0.45)     (0.37)     (0.34)     (0.12)
  In excess of net investment income  . . . . . . . . . . . . .    (0.03)     (0.01)              (0.02)     (0.04)     (0.01)
                                                                 -------    -------   ------   --------    -------   --------
Total Distributions . . . . . . . . . . . . . . . . . . . . . .    (0.51)     (0.47)   (0.45)     (0.39)     (0.38)     (0.13)
                                                                 -------    -------   ------   --------    -------   --------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .  $  9.84    $  9.83   $ 9.84   $   9.85    $  9.84   $   9.86
                                                                 =======    =======   ======   ========    =======   ========
Total Return (Excludes Sales Charge). . . . . . . . . . . . . .     5.14%      4.84%    4.77%      2.16%      1.95%     (0.09)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) . . . . . . . . . . . . . .  $51,050    $ 4,631   $  160   $139,593    $19,053   $     15
  Ratio of expenses to average net assets   . . . . . . . . . .     0.61%      0.86%    1.31%      0.65%      0.89%      1.41%(d)
  Ratio of net investment income to average net assets  . . . .     5.18%      4.88%    4.91%      3.70%      3.54%      3.49%(d)
  Ratio of expenses to average net assets *   . . . . . . . . .     1.01%      1.36%    1.96%      0.81%      1.14%      1.83%(d)
  Ratio of net investment income to average net assets *  . . .     4.78%      4.38%    4.26%      3.54%      3.29%      3.07%(d)
  Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . .     2.91%      2.91%    2.91%    242.20%    242.20%    242.20%

                                                                     GOVERNMENT ARM FUND
                                                                ----------------------------
                                                                     YEAR ENDED JUNE 30,
                                                                             1993
                                                                ----------------------------
                                                                FIDUCIARY (b)    CLASS A (c)
                                                                -------------    -----------
NET ASSET VALUE,
BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . $   10.00        $  10.00
                                                                ---------        --------
Investment Activities
  Net investment income . . . . . . . . . . . . . . . . . . . .      0.17            0.14

  Net realized and unrealized gains (losses) from investments        0.03            0.03
                                                                ---------        --------
Total from Investment Activities. . . . . . . . . . . . . . . .      0.20            0.17
                                                                ---------        --------
Distributions
  Net investment income . . . . . . . . . . . . . . . . . . . .     (0.17)          (0.14)
  In excess of net investment income  . . . . . . . . . . . . .
                                                                ---------        --------
Total Distributions . . . . . . . . . . . . . . . . . . . . . .     (0.17)          (0.14)
                                                                ---------        --------
NET ASSET VALUE,
END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . $   10.03        $  10.03
                                                                =========        ========
Total Return (Excludes Sales Charge). . . . . . . . . . . . . .      4.93%(d)        4.78%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) . . . . . . . . . . . . . . $ 154,413        $  3,106
  Ratio of expenses to average net assets   . . . . . . . . . .      0.58%(d)        0.81%(d)
  Ratio of net investment income to average net assets  . . . .      4.71%(d)        4.47%(d)
  Ratio of expenses to average net assets *   . . . . . . . . .      1.03%(d)        1.34%(d)
  Ratio of net investment income to average net assets *  . . .      4.26%(d)        3.95%(d)
  Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . .    109.96%         109.96%

-------------------------

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) The Fund commenced operations on February 2, 1993.
(c) Class A Shares commenced offering on March 10, 1993.
(d) Annualized.
(e) Not Annualized.



See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                            LIMITED VOLATILITY BOND FUND
                                                                                    ----------------------------------------------
                                                                                                 YEAR ENDED JUNE 30,
                                                                                    ----------------------------------------------
                                                                                                        1995
                                                                                    ----------------------------------------------
                                                                                    FIDUCIARY    CLASS A    CLASS B    SERVICE (b)
                                                                                    ---------    -------    -------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  10.33     $ 10.32    $10.40     $10.38
                                                                                    --------     -------    ------     ------
Investment Activities
  Net investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.60        0.56      0.53       0.51
  Net realized and unrealized gains (losses) from investments   . . . . . . . .         0.19        0.21      0.19       0.19
                                                                                    --------     -------    ------     ------
Total from Investment Activities  . . . . . . . . . . . . . . . . . . . . . . .         0.79        0.77      0.72       0.70
                                                                                    --------     -------    ------     ------
Distributions
  Net investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.59)      (0.56)    (0.52)     (0.49)
  In excess of net investment income  . . . . . . . . . . . . . . . . . . . . .                    (0.01)
  Net realized gains  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  In excess of net realized gains   . . . . . . . . . . . . . . . . . . . . . .
                                                                                    --------     -------    ------     ------
Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.59)      (0.57)    (0.52)     (0.49)
                                                                                    --------      ------    ------     ------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  10.53     $ 10.52    $10.60     $10.59
                                                                                    ========     =======    ======     ======
Total Return (Excludes Sales Charge)  . . . . . . . . . . . . . . . . . . . . .         7.96%       7.67%     7.18%           (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . . . . . . . . . . . . . . . . . . .     $410,746     $12,516    $2,906
  Ratio of expenses to average net assets   . . . . . . . . . . . . . . . . . .         0.52%       0.77%     1.28%      1.32%(e)
  Ratio of net investment income to average net assets  . . . . . . . . . . . .         5.82%       5.57%     5.10%      5.55%(e)
  Ratio of expenses to average net assets *   . . . . . . . . . . . . . . . . .         0.85%       1.20%     1.86%      1.68%(e)
  Ratio of net investment income to average net assets *  . . . . . . . . . . .         5.49%       5.14%     4.52%      5.20%(c)
  Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        76.43%      76.43%    76.43%     76.43%

                                                                                              LIMITED VOLATILITY BOND FUND
                                                                                    -----------------------------------------------
                                                                                                   YEAR ENDED JUNE 30,
                                                                                    -----------------------------------------------
                                                                                                         1994
                                                                                    -----------------------------------------------
                                                                                    FIDUCIARY   CLASS A    CLASS B (a)   RETIREMENT
                                                                                    ---------   -------    -----------   ----------
NET ASSET VALUE,
BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  10.87    $ 10.87    $10.78        $10.78
                                                                                    --------    -------    ------        ------
Investment Activities
  Net investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.54       0.52      0.17          0.10
  Net realized and unrealized gains (losses) from investments   . . . . . . . .        (0.45)     (0.46)    (0.37)        (0.38)
                                                                                    --------    -------    ------        ------
Total from Investment Activities  . . . . . . . . . . . . . . . . . . . . . . .         0.09       0.06     (0.20)        (0.28)
                                                                                    --------    -------    ------        ------
Distributions
  Net investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.55)     (0.51)    (0.15)        (0.08)
  In excess of net investment income  . . . . . . . . . . . . . . . . . . . . .        (0.02)     (0.04)                  (0.04)
  Net realized gains  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.06)     (0.06)
  In excess of net realized gains   . . . . . . . . . . . . . . . . . . . . . .                             (0.03)
                                                                                    --------    -------    ------        ------
Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (0.63)     (0.61)    (0.18)        (0.12)
                                                                                    --------    -------    ------        ------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10.33    $ 10.32    $10.40        $10.38
                                                                                    ========    =======    ======        ======
Total Return (Excludes Sales Charge)  . . . . . . . . . . . . . . . . . . . . .         0.79%      0.49%    (1.81)%(f)    (2.59)%(f)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . . . . . . . . . . . . . . . . . . .     $447,394    $15,216    $1,974        $   16
  Ratio of expenses to average net assets   . . . . . . . . . . . . . . . . . .         0.50%      0.75%     1.26%(e)      1.26%(e)
  Ratio of net investment income to average net assets  . . . . . . . . . . . .         5.10%      4.92%     4.39%(e)      4.37%(c)
  Ratio of expenses to average net assets *   . . . . . . . . . . . . . . . . .         0.85%      1.20%     1.86%(e)      1.60%(e)
  Ratio of net investment income to average net assets *  . . . . . . . . . . .         4.75%      4.47%     3.79%(e)      4.03%(e)
  Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        30.61%     30.61%    30.61%        30.61%


                                                                                         LIMITED VOLATILITY BOND FUND
                                                                       ------------------------------------------------------------
                                                                                              YEAR ENDED JUNE 30,
                                                                       ------------------------------------------------------------
                                                                               1993                  1992                1991
                                                                       ------------------   -----------------------   -------------
                                                                       FIDUCIARY  CLASS A   FIDUCIARY   CLASS A (c)   FIDUCIARY (d)
                                                                       ---------  -------   ---------   -----------   -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .  $  10.72   $ 10.72   $  10.26    $  10.61      $  10.00
                                                                       --------   -------   --------    --------      --------
Investment Activities
  Net investment income   . . . . . . . . . . . . . . . . . . . . . .      0.61      0.59       0.70        0.24          0.58
  Net realized and unrealized gains (losses) from investments . . . .      0.25      0.24       0.47        0.13          0.25
                                                                       --------   -------   --------    --------      --------
Total from Investment Activities  . . . . . . . . . . . . . . . . . .      0.86      0.83       1.17        0.37          0.83
                                                                       --------   -------   --------    --------      --------
Distributions
  Net investment income   . . . . . . . . . . . . . . . . . . . . . .     (0.62)    (0.59)     (0.70)      (0.26)        (0.57)
  In excess of net investment income  . . . . . . . . . . . . . . . .
  Net realized gains  . . . . . . . . . . . . . . . . . . . . . . . .     (0.09)    (0.09)     (0.01)
  In excess of net realized gains   . . . . . . . . . . . . . . . . .
                                                                       --------   -------   --------    --------      --------
Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .     (0.71)    (0.68)     (0.71)      (0.26)        (0.57)
                                                                       --------   -------   --------    --------      --------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  10.87   $ 10.87   $  10.72    $  10.72      $  10.26
                                                                       ========   =======   ========    ========      ========
Total Return (Excludes Sales Charge)  . . . . . . . . . . . . . . . .      8.27%     8.04%     11.75%       9.84%(e)      9.76%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . . . . . . . . . . . . . .  $397,820   $15,719   $301,907    $    161      $154,991
  Ratio of expenses to average net assets   . . . . . . . . . . . . .      0.56%     0.76%      0.52%       0.99%(e)      0.32%(e)
  Ratio of net investment income to average net assets  . . . . . . .      5.70%     5.35%      6.63%       5.95%(c)      7.49%(e)
  Ratio of expenses to average net assets *   . . . . . . . . . . . .      0.90%     1.27%      1.04%       1.29%(e)      0.92%(e)
  Ratio of net investment income to average net assets *  . . . . . .      5.36%     4.84%      6.11%       5.65%(e)      6.89%(e)
  Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . . . .     40.28%    40.28%     43.87%      43.87%        24.69%

-------------------------

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) The Service Class Shares commenced offering on January 17, 1994 when they were designated as"Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares; and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 6.90%.
(c) Class A Shares commenced offering on February 18, 1992.
(d) The Fund commenced operations on September 4, 1990.
(e) Annualized.
(f) Not Annualized.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              INTERMEDIATE BOND FUND
                                         ------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                         ------------------------------------------------------------------------------------------
                                                             1995                           1994         1993            1992
                                         ---------------------------------------------   ---------  -------------  ----------------
                                         FIDUCIARY       CLASS A (e)       CLASS B (e)   FIDUCIARY  FIDUCIARY (d)  FIDUCIARY (a)(d)
                                         ---------       -----------       -----------   ---------  -------------  ----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD   . . . . . . . .  $   9.72         $   9.45          $  9.45      $ 10.51      $ 10.09          $ 10.00
                                         --------         --------          -------      -------      -------          -------
Investment Activities
  Net investment income   . . . . . . .      0.66             0.37             0.23         0.60         0.63             0.22
  Net realized and unrealized gains
   (losses) from investments  . . . . .      0.29             0.59             0.56        (0.67)        0.42             0.08
                                         --------         --------          -------      -------      -------          -------
Total from Investment Activities  . . .      0.95             0.96             0.79        (0.07)        1.05             0.30
                                         --------         --------          -------      -------      -------          -------
Distributions
  Net investment income   . . . . . . .     (0.66)           (0.37)           (0.23)       (0.60)       (0.63)           (0.21)
  Net realized gains  . . . . . . . . .                                                    (0.02)
  In excess of net realized gains   . .                                                    (0.10)
                                         --------         --------          -------      -------      -------          -------
Total Distributions . . . . . . . . . .     (0.66)           (0.37)           (0.23)       (0.72)       (0.63)           (0.21)
                                         --------         --------          -------      -------      -------          -------
NET ASSET VALUE, END OF PERIOD  . . . .  $  10.01         $  10.04          $ 10.01        $9.72      $ 10.51          $ 10.09
                                         ========         ========          =======      =======      =======          =======
Total Return (Excludes Sales Charge)  .     10.15%           10.29%(b)         8.22%(b)    (0.74)%       10.67%           3.00%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   .  $191,216         $  4,941          $   266      $98,483      $44,252          $23,457
  Ratio of expenses to average net
    assets  . . . . . . . . . . . . . .      0.56%            0.83%(b)         1.51%(b)     0.32%        0.39%           0.36%(b)
  Ratio of net investment income to
    average net assets  . . . . . . . .      6.88%            6.64%(b)         6.15%(b)     6.04%        6.14%           6.99%(b)
  Ratio of expenses to average net
    assets *  . . . . . . . . . . . . .      0.99%            1.66%(b)         2.34%(b)     0.87%        1.17%           1.33%(b)
  Ratio of net investment income to
    average net assets *  . . . . . . .      6.45%            5.81%(b)         5.31%(b)     5.49%        5.36%           6.02%(b)
  Portfolio Turnover  . . . . . . . . .     99.71%           99.71%           99.71%       85.62%       21.51%          11.74%


------------

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  The Fund commenced operations on February 28, 1992.

(b)  Annualized.

(c)  Not Annualized.

(d)  Audited by other auditors.

(e)  Class A and Class B Shares commenced operations November 30, 1994.



See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         GOVERNMENT BOND FUND
                                                 -----------------------------------------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                                 -----------------------------------------------------------------------------
                                                                        1995                                     1994
                                                 ---------------------------------------------------    ----------------------
                                                 FIDUCIARY     CLASS A       CLASS B     SERVICE(f)     FIDUCIARY     CLASS A
                                                 ---------     -------       -------     -----------    ---------     -------
NET ASSET VALUE,
  BEGINNING OF PERIOD   . . . . . . . . . . .     $   9.35      $  9.35       $  9.35       $ 9.32      $   10.15      $ 10.17
                                                  --------      -------       -------       ------      ---------      -------
Investment Activities
  Net investment income   . . . . . . . . . .         0.62         0.61          0.55         0.44           0.51         0.48
  Net realized and unrealized gains (losses)
     from investments   . . . . . . . . . . .         0.46         0.45          0.46         0.46          (0.77)       (0.79)
                                                  --------      -------       -------       ------      ---------      -------
Total from Investment Activities  . . . . . .         1.08         1.06          1.01         0.90          (0.26)       (0.31)
                                                  --------      -------       -------       ------      ---------      -------
Distributions
  Net investment income   . . . . . . . . . .        (0.61)       (0.59)        (0.55)       (0.44)         (0.50)       (0.47)
  In excess of net investment income  . . . .        (0.01)       (0.01)                                    (0.02)       (0.02)
  In excess of net realized gains   . . . . .                                                               (0.02)       (0.02)
                                                  --------      -------       -------       ------      ---------      -------
Total Distributions . . . . . . . . . . . . .        (0.62)       (0.60)        (0.55)       (0.44)         (0.54)       (0.51)
                                                  --------      -------       -------       ------      ---------      -------
NET ASSET VALUE,
END OF PERIOD . . . . . . . . . . . . . . . .     $   9.81      $  9.81          9.81         9.78      $    9.35      $  9.35
                                                  ========      =======       =======       ======      =========      =======
Total Return (Excludes Sales Charge)  . . . .        12.04%       11.84%        11.20%             (f)      (2.73)%      (3.16)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . .     $379,826      $ 8,130       $ 2,513                   $ 209,692      $ 1,690
  Ratio of expenses to average net
    assets  . . . . . . . . . . . . . . . . .         0.71%        0.97%         1.62%        1.64%(d)       0.68%        0.92%
  Ratio of net investment income to
    average net assets  . . . . . . . . . . .         6.65%        6.46%         5.76%        6.65%(d)       5.13%        4.84%
  Ratio of expenses to average net
    assets *  . . . . . . . . . . . . . . . .         0.73%        1.09%         1.74%        1.66%(d)       0.71%        1.05%
  Ratio of net investment income to
    average net assets *  . . . . . . . . . .         6.63%        6.34%         5.64%        6.62%(d)       5.10%        4.71%
  Portfolio Turnover  . . . . . . . . . . . .       106.14%      106.14%       106.14%      106.14%        377.78%      377.78%


                                                           GOVERNMENT BOND FUND
                                                 -----------------------------------------
                                                            YEAR ENDED JUNE 30,
                                                 -----------------------------------------
                                                    1994                  1993
                                                 -----------   ---------------------------
                                                  CLASS B(a)    FIDUCIARY(b)    CLASS A(c)
                                                 -----------   -------------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD   . . . . . . . . . . .      $ 10.04        $ 10.00       $ 10.22
                                                   -------        -------       -------
Investment Activities
  Net investment income   . . . . . . . . . .         0.18           0.20          0.17
  Net realized and unrealized gains (losses)
     from investments   . . . . . . . . . . .        (0.69)          0.15         (0.05)
                                                   -------        -------       -------
Total from Investment Activities  . . . . . .        (0.51)          0.35          0.12
                                                   -------        -------       -------
Distributions
  Net investment income   . . . . . . . . . .        (0.16)         (0.20)        (0.17)
  In excess of net investment income  . . . .        (0.02)
  In excess of net realized gains   . . . . .
                                                   -------        -------       -------
Total Distributions . . . . . . . . . . . . .        (0.18)         (0.20)        (0.17)
                                                   -------        -------       -------
NET ASSET VALUE,
END OF PERIOD . . . . . . . . . . . . . . . .      $  9.35        $ 10.15       $ 10.17
                                                   =======        =======       =======
Total Return (Excludes Sales Charge)  . . . .        (4.99)%(e)      9.03%(d)      5.35%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . .      $   656        $52,152       $   840
  Ratio of expenses to average net
    assets  . . . . . . . . . . . . . . . . .         1.52%(d)       0.69%(d)      0.95%(d)
  Ratio of net investment income to
    average net assets  . . . . . . . . . . .         4.60%(d)       5.43%(d)      5.56%(d)
  Ratio of expenses to average net
    assets *  . . . . . . . . . . . . . . . .         1.63%(d)       1.05%(d)      1.44%(d)
  Ratio of net investment income to
    average net assets *  . . . . . . . . . .         4.49%(d)       5.07%(d)      5.07%(d)
  Portfolio Turnover  . . . . . . . . . . . .       377.78%        139.24%       139.24%

-------------

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B Shares commenced offering on January 14, 1994.

(b)  The Fund commenced operations on February 8, 1993.

(c)  Class A Shares commenced offering on March 5, 1993.

(d)  Annualized.

(e)  Not Annualized.

(f) The Service Class Shares commenced offering on July 15, 1994 when they were designated as "Retirement" shares. On April 4, 1995, the name of the Retirement shares was changed to "Service" shares. As of June 1, 1995, Service Shares transferred to Class A shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 9.59%.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            INCOME BOND FUND
                                               --------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                               --------------------------------------------------------------
                                                                      1995                             1994
                                               --------------------------------------------------   ---------
                                               FIDUCIARY     CLASS A      CLASS B     SERVICE (b)   FIDUCIARY
                                               ---------     -------      -------     -----------   ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . .  $   9.23     $  9.22      $  9.29        9.05       $  10.43
                                               ---------    -------      -------    --------       --------
  Investment Activities
  Net investment income   . . . . . . . . . .      0.64        0.61         0.56        0.49           0.54
  Net realized and unrealized gains
   (losses) from investments  . . . . . . . .      0.35        0.36         0.38        0.40          (0.74)
                                               ---------    -------      -------    --------       --------
Total from Investment Activities  . . . . . .      0.99        0.97         0.94        0.89          (0.20)
                                               ---------    -------      -------    --------       --------
Distributions
  Net investment income   . . . . . . . . . .     (0.64)      (0.60)       (0.57)      (0.51)         (0.57)
  In excess of net investment income  . . . .                 (0.01)
  In excess of net realized gains   . . . . .     (0.04)      (0.04)       (0.04)      (0.04)         (0.43)
                                               ---------    -------      -------    --------       --------
Total Distributions . . . . . . . . . . . . .     (0.68)      (0.65)       (0.61)      (0.55)         (1.00)
                                               ---------    -------      -------    --------       --------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . .  $   9.54     $  9.54      $  9.62    $   9.39       $   9.23
                                               =========    =======      =======    ========       ========
Total Return (Excludes Sales Charge)  . . . .     11.29%      10.90%      10.63%             (b)      (2.54)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . .  $474,124     $ 6,796      $ 1,887                   $560,071
  Ratio of expenses to average net assets   .      0.59%       1.01%        1.49%       1.24%(d)       0.53%
  Ratio of net investment income to
    average net assets  . . . . . . . . . . .      6.94%       6.57%        6.16%       5.85%(d)       5.35%
  Ratio of expenses to average net assets *        0.86%       1.38%        1.86%       1.53%(d)       0.85%
  Ratio of net investment income to
    average net assets *  . . . . . . . . . .      6.67%       6.20%        5.80%       5.57%(d)       5.03%
  Portfolio Turnover  . . . . . . . . . . . .    262.25%     262.25%      262.25%     262.25%        131.04%

                                                          INCOME BOND FUND
                                               -----------------------------------------
                                                         YEAR ENDED JUNE 30,
                                               -----------------------------------------
                                                                1994
                                               -----------------------------------------
                                                CLASS A     CLASS B (a)       RETIREMENT
                                                -------     -----------       ----------
NET ASSET VALUE,
BEGINNING OF PERIOD . . . . . . . . . . . . .  $  10.43     $    9.97          $   9.97
                                               --------     ---------          --------
  Investment Activities
  Net investment income   . . . . . . . . . .      0.52          0.17              0.12
  Net realized and unrealized gains
   (losses) from investments  . . . . . . . .     (0.75)        (0.70)            (0.94)
                                               --------     ---------          --------
Total from Investment Activities  . . . . . .     (0.23)        (0.53)            (0.82)
                                               --------     ---------          --------
Distributions
  Net investment income   . . . . . . . . . .     (0.55)        (0.15)            (0.10)
  In excess of net investment income  . . . .
  In excess of net realized gains   . . . . .     (0.43)
                                               --------     ---------          --------
Total Distributions . . . . . . . . . . . . .     (0.98)        (0.15)            (0.10)
                                               --------     ---------          --------
NET ASSET VALUE,
END OF PERIOD . . . . . . . . . . . . . . . .  $   9.22     $    9.29          $   9.05
                                               ========     =========          ========
Total Return (Excludes Sales Charge)  . . . .     (2.33)%       (5.29)%(e)        (8.24)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . .  $  5,347     $     723          $     57
  Ratio of expenses to average net assets   .      0.78%         1.45%(d)          1.30%(d)
  Ratio of net investment income to
    average net assets  . . . . . . . . . . .      5.25%         5.20%(d)          5.28%(d)
  Ratio of expenses to average net assets *        1.20%         1.84%(d)          1.59%(d)
  Ratio of net investment income to
    average net assets *  . . . . . . . . . .      4.83%         4.81%(d)          4.99%(d)
  Portfolio Turnover  . . . . . . . . . . . .    131.04%       131.04%           131.04%


                                                                                 INCOME BOND FUND
                                                   --------------------------------------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                                   --------------------------------------------------------------------------------
                                                             1993                              1992                        1991
                                                   ------------------------         -----------------------------         ---------
                                                   FIDUCIARY        CLASS A         FIDUCIARY         CLASS A (c)         FIDUCIARY
                                                   ---------        -------         ---------         -----------         ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . .    $  10.18        $ 10.16          $   9.59          $   10.06           $   9.49
                                                   --------        -------          --------          ---------           --------
Investment Activities
  Net investment income   . . . . . . . . . . .        0.66           0.63              0.71               0.26               0.79
  Net realized and unrealized gains (losses)
    from investments  . . . . . . . . . . . . .        0.38           0.41              0.59               0.11               0.06
                                                   --------        -------          --------          ---------           --------
Total from Investment Activities  . . . . . . .        1.04           1.04              1.30               0.37               0.85
                                                   --------        -------          --------          ---------           --------
Distributions
  Net investment income   . . . . . . . . . . .       (0.66)         (0.64)            (0.71)             (0.27)             (0.75)
  Net realized gains  . . . . . . . . . . . . .       (0.13)         (0.13)
                                                   --------        -------          --------          ---------           --------
Total Distributions . . . . . . . . . . . . . .       (0.79)         (0.77)            (0.71)             (0.27)             (0.75)
                                                   --------        -------          --------          ---------           --------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . .    $  10.43        $ 10.43          $  10.18          $   10.16           $   9.59
                                                   ========        =======          ========          =========           ========
Total Return (Excludes Sales Charge)  . . . . .       10.62%         10.58%            13.85%             10.16%(d)           9.20%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . . .    $483,291        $ 7,064          $376,898          $     188           $269,856
  Ratio of expenses to average net assets   . .        0.56%          0.77%             0.49%              0.97%(d)           0.29%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . . . .        6.44%          6.12%             7.18%              6.58%(d)           7.88%
  Ratio of expenses to average net assets *   .        0.90%          1.26%             1.04%              1.27%(d)           0.89%
  Ratio of net investment income to average
    net assets *  . . . . . . . . . . . . . . .        6.10%          5.63%             6.63%              6.28%(d)           7.28%
  Portfolio Turnover  . . . . . . . . . . . . .      143.52%        143.52%            32.50%             32.50%             39.63%


____________

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)  Class B shares commenced offering on January 14, 1994.

(b) The Service Class shares commenced offering on January 17, 1994 when they were designated as "Retirement" shares. On April 4, 1995, the name of the Retirement shares was changed to "Service" shares. As of June 1, 1995, Service shares transferred to Class A shares, and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 9.93%.

(c)  Class A commenced offering on February 18, 1992.

(d)  Annualized.

(e)  Not Annualized.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         INTERMEDIATE TAX-FREE BOND FUND
                                       --------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                       --------------------------------------------------------------------
                                                    1995                               1994
                                       -----------------------------    -----------------------------------
                                       FIDUCIARY   CLASS A   CLASS B    FIDUCIARY    CLASS A    CLASS B (a)
                                       ---------   -------   -------    ---------    -------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . .   $  10.49   $ 10.48   $ 10.50    $  11.15     $ 11.14    $ 11.18
                                        --------   -------   -------    --------     -------    -------
Investment Activities
  Net investment income   . . . . . .       0.54      0.51      0.46        0.52        0.50       0.17
  Net realized and unrealized gains
     (losses) from investments  . . .       0.15      0.15      0.14       (0.52)      (0.52)     (0.67)
                                        --------   -------   -------    --------     -------    -------
Total from Investment Activities  . .       0.69      0.66      0.60        0.00       (0.02)     (0.50)
                                        --------   -------   -------    --------     -------    -------
Distributions
  Net investment income   . . . . . .      (0.54)    (0.49)    (0.45)      (0.53)      (0.52)     (0.17)
  In excess of net investment
     income   . . . . . . . . . . . .                (0.02)                (0.01)      (0.01)
  Net realized gains  . . . . . . . .                                      (0.01)
  In excess of net realized gains . .                                      (0.11)      (0.11)     (0.01)
                                        --------   -------   -------    --------     -------    -------
Total Distributions . . . . . . . . .      (0.54)    (0.51)    (0.45)      (0.66)      (0.64)     (0.18)
                                        --------   -------   -------    --------     -------    -------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . .   $  10.64   $ 10.63   $ 10.65    $  10.49     $ 10.48    $ 10.50
                                        ========   =======   =======    ========     =======    =======
Total Return (Excludes Sales Charge).       6.75%     6.49%     5.89%      (0.11)%     (0.33)%    (4.48%)(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) .   $211,229   $ 5,614   $ 1,116    $182,611     $ 5,556    $   549
  Ratio of expenses to average net
     assets   . . . . . . . . . . . .       0.53%     0.78%     1.43%       0.48%       0.73%      1.40%(d)
  Ratio of net investment income to
     average net assets   . . . . . .       5.17%     4.91%     4.29%       4.78%       4.57%      4.08%(d)
  Ratio of expenses to average net
     assets *   . . . . . . . . . . .       0.88%     1.23%     1.88%       0.84%       1.19%      1.85%(d)
  Ratio of net investment income to
     average net assets * . . . . . .       4.82%     4.46%     3.84%       4.42%       4.11%      3.63%(d)
  Portfolio Turnover  . . . . . . . .     199.76%   199.76%   199.76%     105.98%     105.98%    105.98%


                                                         INTERMEDIATE TAX-FREE BOND FUND
                                       ----------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                       ----------------------------------------------------------------
                                                1993                    1992                  1991
                                       --------------------    ---------     -----------  -------------
                                       FIDUCIARY    CLASS A    FIDUCIARY     CLASS A (b)  FIDUCIARY (c)
                                       ---------    -------    ---------     -----------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . .    $10.69      $10.69    $  10.28       $10.57         $10.00
                                         ------      ------    --------       ------         ------
Investment Activities
  Net investment income   . . . . . .      0.53        0.55        0.55         0.15           0.49
  Net realized and unrealized gains
     (losses) from investments  . . .      0.49        0.44        0.42         0.18           0.27
                                         ------      ------    --------       ------         ------
Total from Investment Activities  . .      1.02        0.99        0.97         0.33           0.76
                                         ------      ------    --------       ------         ------
Distributions
  Net investment income   . . . . . .     (0.52)      (0.50)      (0.55)       (0.21)         (0.48)
  In excess of net investment
     income   . . . . . . . . . . . .
  Net realized gains  . . . . . . . .     (0.04)      (0.04)      (0.01)
  In excess of net realized gains . .
                                         ------      ------    --------       ------         ------
Total Distributions . . . . . . . . .     (0.56)      (0.54)      (0.56)       (0.21)         (0.48)
                                         ------      ------    --------       ------         ------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . .    $11.15      $11.14    $  10.69       $10.69        $ 10.28
                                         ======      ======    ========       ======        =======
Total Return (Excludes Sales Charge).      9.79%       9.47%       9.54%        8.68%(d)       9.49%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) .  $166,489      $5,480    $142,672       $    5        $82,192
  Ratio of expenses to average net
     assets   . . . . . . . . . . . .      0.54%       0.71%        .55%        1.02%(d)        .30%(d)
  Ratio of net investment income to
     average net assets   . . . . . .      4.93%       4.77%       5.28%        4.91%(d)       6.04%(d)
  Ratio of expenses to average net
     assets *   . . . . . . . . . . .      0.94%       1.27%       1.07%        1.32%(d)       0.90%(d)
  Ratio of net investment income to
     average net assets * . . . . . .      4.53%       4.21%       4.77%        4.61%(d)       5.44%(d)
  Portfolio Turnover  . . . . . . . .     31.99%      31.99%      11.50%       11.50%         35.15%

--------

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Class B Shares commenced offering on January 14, 1994.

(b) Class A Shares commenced offering on February 18, 1992.

(c) The Fund commenced operations on September 4, 1990.

(d) Annualized.

(e) Not Annualized.


See notes to financial statements.

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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                    TAX-FREE BOND FUND
                                                             --------------------------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                             --------------------------------------------------------------
                                                                          1995                          1994
                                                             ----------------------------  --------------------------------
                                                             FIDUCIARY  CLASS A   CLASS B  FIDUCIARY  CLASS A   CLASS B (a)
                                                             ---------  -------   -------  ---------  -------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .  $   9.66   $  9.67    $9.62     $10.11   $ 10.12   $ 10.10
                                                             --------   -------    -----     ------   -------   -------
Investment Activities
  Net investment income   . . . . . . . . . . . . . . . . .      0.57      0.55     0.49       0.56      0.55      0.24
  Net realized and unrealized gains (losses) from
     investments  . . . . . . . . . . . . . . . . . . . . .      0.03      0.05     0.07      (0.42)    (0.43)    (0.48)
                                                             --------   -------    -----     ------   -------   -------
Total from Investment Activities  . . . . . . . . . . . . .      0.60      0.60     0.56       0.14      0.12     (0.24)
                                                             --------   -------    -----     ------   -------   -------
Distributions
  Net investment income   . . . . . . . . . . . . . . . . .     (0.57)    (0.55)   (0.49)     (0.56)    (0.54)    (0.24)
  In excess of net realized gains . . . . . . . . . . . . .                                   (0.03)    (0.03)
                                                             --------   -------    -----     ------   -------   -------
Total Distributions . . . . . . . . . . . . . . . . . . . .     (0.57)    (0.55)   (0.49)     (0.59)    (0.57)    (0.24)
                                                             --------   -------    -----     ------   -------   -------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .  $   9.69   $  9.72    $9.69      $9.66     $9.67   $  9.62
                                                             ========   =======    =====      =====     =====   =======
Total Return (Excludes Sales Charge). . . . . . . . . . . .      6.46%     6.21%    5.58%      1.36%     1.34%    (1.98)%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) . . . . . . . . . . . .  $185,916   $11,462   $8,326   $152,763   $10,725   $ 4,855
  Ratio of expenses to average net assets   . . . . . . . .      0.56%     0.81%    1.46%      0.54%     0.79%     1.41%(d)
  Ratio of net investment income to average net assets  . .      6.02%     5.76%    5.14%      5.61%     5.44%     4.95%(d)
  Ratio of expenses to average net assets *   . . . . . . .      0.74%     1.09%    1.74%      0.71%     1.06%     1.62%(d)
  Ratio of net investment income to average net assets *  .      5.84%     5.48%    4.86%      5.44%     5.17%     4.74%(d)
  Portfolio Turnover  . . . . . . . . . . . . . . . . . . .     66.02%    66.02%   66.02%    101.48%   101.48%   101.48%


                                                                 TAX-FREE BOND FUND
                                                             --------------------------
                                                                 YEAR ENDED JUNE 30,
                                                             --------------------------
                                                                        1993
                                                             --------------------------
                                                             FIDUCIARY (b)  CLASS A (c)
                                                             -------------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .   $ 10.00        $10.06
                                                              -------        ------
Investment Activities
  Net investment income   . . . . . . . . . . . . . . . . .      0.19          0.19
  Net realized and unrealized gains (losses) from
     investments  . . . . . . . . . . . . . . . . . . . . .      0.11          0.05
                                                              -------        ------
Total from Investment Activities  . . . . . . . . . . . . .      0.30          0.24
                                                              -------        ------
Distributions
  Net investment income   . . . . . . . . . . . . . . . . .     (0.19)        (0.18)
  In excess of net realized gains . . . . . . . . . . . . .
                                                              -------        ------
Total Distributions . . . . . . . . . . . . . . . . . . . .     (0.19)        (0.18)
                                                              -------        ------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .   $ 10.11        $10.12
                                                              =======        ======
Total Return (Excludes Sales Charge). . . . . . . . . . . .      5.18%(d)      6.86%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) . . . . . . . . . . . .   $40,777        $4,106
  Ratio of expenses to average net assets   . . . . . . . .      0.54%(d)      0.80%(d)
  Ratio of net investment income to average net assets  . .      5.66%(d)      5.71%(d)
  Ratio of expenses to average net assets *   . . . . . . .      1.01%(d)      1.36%(d)
  Ratio of net investment income to average net assets *  .      5.19%(d)      5.15%(d)
  Portfolio Turnover  . . . . . . . . . . . . . . . . . . .     66.12%        66.12%

-------------
* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Class B Shares commenced offering on January 14, 1994.

(b) The Fund commenced operations on February 9, 1993.

(c) Class A Shares commenced offering on February 23, 1993.

(d) Annualized.

(e) Not Annualized.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  KENTUCKY MUNICIPAL BOND FUND
                                                             --------------------------------------------------------------------
                                                                                         MARCH 16,
                                                             JANUARY 20, 1995 TO          1995 TO     FEBRUARY 1,      MARCH 12,
                                                               JUNE 30, 1995(a)        JUNE 30, 1995   1994, TO        1993, TO
                                                             --------------------      -------------  JANUARY 19,     JANUARY 31,
                                                             FIDUCIARY    CLASS A        CLASS B(f)     1995(d)       1994(d)(e)
                                                             ---------    -------      -------------  -----------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .  $  9.49       $ 9.49        $ 9.75         $ 10.45        $ 10.00
                                                             -------       ------        ------         -------        -------
Investment Activities
  Net investment income   . . . . . . . . . . . . . . . . .     0.20         0.19          0.14            0.41           0.36
  Net realized and unrealized gains (losses) from
     investments  . . . . . . . . . . . . . . . . . . . . .     0.43         0.44          0.12           (0.95)          0.43
                                                             -------       ------        ------         -------        -------
Total from Investment Activities  . . . . . . . . . . . . .     0.63         0.63          0.26           (0.54)          0.79
                                                             -------       ------        ------         -------        -------
Distributions
  Net investment income   . . . . . . . . . . . . . . . . .    (0.20)       (0.19)        (0.14)          (0.42)         (0.34)
                                                             -------       ------        ------         -------        -------
Total Distributions . . . . . . . . . . . . . . . . . . . .    (0.20)       (0.19)        (0.14)          (0.42)         (0.34)
                                                             -------       ------        ------         -------        -------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .  $  9.92       $ 9.93        $ 9.87         $  9.49        $ 10.45
                                                             =======       ======        ======         =======        =======
Total Return (Excludes Sales Charge)  . . . . . . . . . . .     6.56%(b)     5.66%(b)      2.63%(b)       -5.17%(b)       8.05%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . . . . . . . . .  $32,520       $8,818        $   79         $41,953        $64,663
  Ratio of expenses to average net assets   . . . . . . . .     0.65%(c)     0.90%(c)      1.58%(c)        1.03%(c)       0.70%(c)
  Ratio of net investment income to average net assets  . .     4.70%(c)     4.44%(c)      3.89%(c)        4.27%(c)       4.19%(c)
  Ratio of expenses to average net assets *   . . . . . . .     0.97%(c)     1.33%(c)      2.21%(c)        1.05%(c)       0.91%(c)
  Ratio of net investment income to average net assets *  .     4.38%(c)     4.01%(c)      3.25%(c)        4.25%(c)       3.98%(c)
  Portfolio Turnover  . . . . . . . . . . . . . . . . . . .    19.75%       19.75%        19.75%          10.00%          5.00%

-------------

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from date merged.

(b) Not Annualized.

(c) Annualized.

(d) Audited by other auditors.

(e) Period from initial public investment.

(f) Class B Shares commenced offering on March 16, 1995.


See notes to financial statements.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        OHIO MUNICIPAL BOND FUND
                                                 --------------------------------------------------------------------------
                                                                           YEAR ENDED JUNE 30,
                                                 --------------------------------------------------------------------------
                                                                1995                                  1994
                                                 -------------------------------       ------------------------------------
                                                 FIDUCIARY    CLASS A    CLASS B       FIDUCIARY     CLASS A    CLASS B (a)
                                                 ---------    -------    -------       ---------     -------    -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . .  $ 10.58     $ 10.61     $10.68        $ 11.11     $ 11.13      $11.31
                                                 -------     -------     ------        -------     -------      ------
Investment Activities
  Net investment income   . . . . . . . . . . .     0.55        0.53       0.43           0.51        0.50        0.17
  Net realized and unrealized gains
     (losses) from investments  . . . . . . . .     0.07        0.07       0.07          (0.50)      (0.48)      (0.62)
                                                 -------     -------     ------        -------     -------      ------
Total from Investment Activities  . . . . . . .     0.62        0.60       0.50           0.01        0.02       (0.45)
                                                 -------     -------     ------        -------     -------      ------
Distributions
  Net investment income   . . . . . . . . . . .    (0.55)      (0.51)     (0.43)         (0.52)      (0.50)      (0.17)
  In excess of net investment income  . . . . .                (0.02)                                (0.02)      (0.01)
  In excess of net realized gains   . . . . . .                                          (0.02)      (0.02)
                                                 -------     -------     ------        -------     -------      ------
Total Distributions . . . . . . . . . . . . . .    (0.55)      (0.53)     (0.43)         (0.54)      (0.54)      (0.18)
                                                 -------     -------     ------        -------     -------      ------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . .  $ 10.65     $ 10.68     $10.75        $ 10.58     $ 10.61      $10.68
                                                 =======     =======     ======        =======     =======      ======
Total Return (Excludes Sales Charge)  . . . . .     6.07%       5.79%      5.17%          0.07%      (0.05)%     (4.02)%(e)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . . .  $79,993     $12,006     $3,209        $93,261     $14,883      $2,043
  Ratio of expenses to average net assets . . .     0.58%       0.82%      1.48%          0.53%       0.78%       1.28%(d)
  Ratio of net investment income to average
     net assets   . . . . . . . . . . . . . . .     5.29%       5.01%      4.40%          4.76%       4.63%       4.23%(d)
  Ratio of expenses to average net assets * . .     0.91%       1.25%      1.91%          0.86%       1.21%       1.68%(d)
  Ratio of net investment income to average
     net assets *   . . . . . . . . . . . . . .     4.96%       4.58%      3.97%          4.43%       4.20%       3.83%(d)
  Portfolio Turnover  . . . . . . . . . . . . .    77.69%      77.69%     77.69%         16.77%      16.77%      16.77%

                                                            OHIO MUNICIPAL BOND FUND
                                                 -------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                                 -------------------------------------------------
                                                          1993                      1992
                                                 --------------------   --------------------------
                                                 FIDUCIARY    CLASS A   FIDUCIARY (b)  CLASS A (c)
                                                 ---------    -------   -------------  -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD . . . . . . . . . . . . .  $ 10.48     $ 10.48     $ 10.00        $10.29
                                                 -------     -------     -------        ------
Investment Activities
  Net investment income   . . . . . . . . . . .     0.54        0.52        0.56          0.20
  Net realized and unrealized gains
     (losses) from investments  . . . . . . . .     0.62        0.64        0.47          0.21
                                                 -------     -------     -------        ------
Total from Investment Activities  . . . . . . .     1.16        1.16        1.03          0.41
                                                 -------     -------     -------        ------
Distributions
  Net investment income   . . . . . . . . . . .    (0.53)      (0.51)      (0.55)        (0.22)
  In excess of net investment income  . . . . .
  In excess of net realized gains   . . . . . .  -------     -------     -------        ------

Total Distributions . . . . . . . . . . . . . .    (0.53)      (0.51)      (0.55)        (0.22)
                                                 -------     -------     -------        ------
NET ASSET VALUE,
  END OF PERIOD . . . . . . . . . . . . . . . .  $ 11.11     $ 11.13     $ 10.48        $10.48
                                                 =======     =======     =======        ======
Total Return (Excludes Sales Charge)  . . . . .    11.43%      11.40%      10.64%(d)     10.85%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   . . . . .  $74,792     $13,092     $45,199        $   41
  Ratio of expenses to average net assets . . .     0.55%       0.77%       0.63%(d)      1.01%(d)
  Ratio of net investment income to average
     net assets   . . . . . . . . . . . . . . .     5.14%       4.85%       5.61%(d)      5.16%(d)
  Ratio of expenses to average net assets * . .     0.94%       1.25%       1.21%(d)      1.40%(d)
  Ratio of net investment income to average
     net assets *   . . . . . . . . . . . . . .     4.75%       4.37%       5.03%(d)      4.77%(d)
  Portfolio Turnover  . . . . . . . . . . . . .    26.67%      26.67%       9.78%         9.78%

-----------------------

* During the period the investment advisory, 12b-1, and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) The Fund commenced operations on July 2, 1991.
(c) Class A Shares commenced offering on February 18, 1992.
(d) Annualized.
(e) Not Annualized.


See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1995



To the Shareholders and Board of
  Trustees of The One Group:

We have audited the accompanying statements of assets and liabilities of the Government ARM Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, and the Ohio Municipal Bond Fund (nine series of The One Group), including the schedule of portfolio investments, as of June 30, 1995, and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of The One Group's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations) to June 30, 1992 for the Intermediate Bond Fund were audited by other auditors whose report dated August 25, 1993 expressed an unqualified opinion on the financial highlights. The statement of operations for the period from February 1, 1994 to January 19, 1995 and the statement of changes in net assets and the financial highlights for the period from February 1, 1994 to January 19, 1995 and the period from March 12, 1993 (commencement of operations) to January 31, 1994 for the Kentucky Municipal Bond Fund were audited by other auditors whose report dated April 6, 1995 expressed an unqualified opinion on these statements and the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government ARM Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, the Intermediate Tax-Free Bond Fund, the Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, and the Ohio Municipal Bond Fund of The One Group as of June 30, 1995, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.



Boston, Massachusetts                                   Coopers & Lybrand L.L.P.
August 18, 1995

                                    APPENDIX


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Advisers or the Sub-Advisers with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Advisers or the Sub-Advisers and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the four highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Description of the four highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+     High credit quality Protection factors are strong.

         AA Risk is modest but may vary slightly from time to time because of economic conditions.

         A+ Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                           -Leading market positions in well-established
                            industries.

                           -High rates of return on funds employed.

                            -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                            -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                            -Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

       Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

       Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

       Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

       Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

       Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.




Fitch's description of its three highest short-term debt ratings:

       F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

       F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

       F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

       A+ Obligations supported by the highest capacity for timely repayment.

       A1 Obligations supported by a very strong capacity for timely repayment.

       A2 Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1          This designation denotes best quality.  There is present
                      strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2          This designation denotes high quality.  Margins of
                      protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

        SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2          Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

          TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.
*As of June 30, 1995, the Fund had not commenced operations.

                             Registration Statement

                                       of

                                The One Group(R)

                                       on

                                    Form N-1A

PART C.  OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (a)      Financial Statements:

                      Included in Part A:

                      --      Financial Highlights

                      Included in Part B:

                      -- The One Group(R)Funds Portfolio of Investments as of June 30, 1995 (audited).

                      -- The One Group(R) Funds Statement of Assets and Liabilities as of June 30, 1995 (audited).

                      -- The One Group(R) Funds Statements of Operations for Fiscal Year Ended June 30, 1995 (audited).

                      -- The One Group(R) Funds Statements of Changes in Net Assets for Fiscal Year Ended June 30, 1995 (audited).

                      -- The One Group(R)Funds Financial Highlights as of June 30, 1995 (audited).

                      -- The One Group(R) Funds Notes to Financial Statements as of June 30, 1995 (audited).


                      -- REPORTS dated August 18, 1995 of Coopers & Lybrand L.L.P., independent accountants on The One Group(R) Funds financial statements.

                              All required financial statements are contained in Part B hereof. All other financial statements and schedules are inapplicable.

             (b)      Exhibits:

             (1) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 26 (filed February 17, 1993) to Registrant's Registration Statement on Form N-1A.

             (2) Code of Regulations as amended and restated July 26, 1990 is incorporated by reference to Exhibit
                              (2) to Post-Effective Amendment No. 17 (filed August 31, 1990) to Registrant's Registration Statement on Form N-1A.

             (3)              None.

             (4)              None.

             (5)(a) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March l7, l993) to Registrant's Registration Statement on Form N-1A.

             (5)(b) Revised Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (6)(b) to Registrant's Registration Statement on Form N-14 (filed October 25, 1993).


             (5)(c) FORM OF REVISED SCHEDULE A TO THE INVESTMENT ADVISORY AGREEMENT BETWEEN REGISTRANT AND BANC ONE INVESTMENT ADVISORS CORPORATION IS FILED HEREWITH.

             (5)(D) Sub-Investment Advisory Agreement dated February 11, 1993 between Banc One Investment Advisors Corporation and Boston International Advisors, Inc. is incorporated by reference to Exhibit
                              (5)(c) to Post-Effective Amendment No. 28 (filed June 30, 1993) to Registrant's Registration Statement on Form N-1A.

             (5)(E) Sub-Investment Advisory Agreement dated February 1, 1993 between Banc One Investment Advisors Corporation and

                                    Goldman Sachs Asset Management Inc. is
                                    incorporated by reference to Exhibit (5)(e) to Post-Effective Amendment No. 28 (filed June 30, 1993) to Registrant's Registration Statement on Form N-1A.


             (6)(a) Distribution Agreement between the Registrant and The One GROUP Services Company is filed herewith.



             (6)(B) FORMS OF REVISED SCHEDULES A-D TO THE DISTRIBUTION AGREEMENT BETWEEN THE REGISTRANT AND THE ONE GROUP SERVICES COMPANY ARE FILED HEREWITH.


             (6)(c) Dealer's Agreement for The One Group(R)Funds dated December 1, 1993 between 440 Financial Distributors, Inc. and Banc One Securities Corporation is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 31 (filed April 29, 1994) to Registrant's Registration Statement on Form N-1A.

             (7)              None.

             (8)(a) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 12 (filed September 9, 1988) to Registrant's Registration Statement on Form N-1A.

             (9)(a) Management and Administration Agreement dated December 1, 1993 between the Registrant and 440 Financial Group of Worcester, Inc. as amended January 1, 1995 is incorporated by reference to Exhibit (13)(a) to Registrant's Registration Statement on Form N-14 (filed June 15, 1995).


             (9)(b) Form of Management and Administration Agreement between the Registrant and The One GROUP SERVICES COMPANY IS INCORPORATED BY REFERENCE TO EXHIBIT
                              (9)(B) TO POST-EFFECTIVE AMENDMENT NO. 35 (FILED AUGUST 31, 1995) TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A.



             (9)(C) FORM OF REVISED SCHEDULE A TO THE MANAGEMENT AND ADMINISTRATION AGREEMENT BETWEEN THE REGISTRANT AND THE ONE GROUP Services Company is filed herewith.



             (9)(D) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 12 (filed September 9, 1988) to Registrant's Registration Statement on Form N-1A.


             (9)(E) Fund Accounting Agreement dated December 1, 1993 between the Registrant and 440 Financial Group of Worcester, Inc. as amended January 1, 1995 is incorporated by reference to Exhibit (13)(c) to Registrant's Registration Statement on Form N-14 (filed June 15, 1995).



             (9)(F) Form of Fund Accounting Agreement between the Registrant and BISYS FUND SERVICES OHIO, INC. IS INCORPORATED BY REFERENCE TO EXHIBIT (9)(E) TO POST-EFFECTIVE AMENDMENT NO. 35 (FILED AUGUST 31,
                              1995) TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A.


             (9)(G) FORM OF REVISED SCHEDULE A TO THE FUND ACCOUNTING AGREEMENT BETWEEN THE REGISTRANT AND BISYS FUND SERVICES OHIO, INC. is filed herewith.


             (9)(H) Sub-Administration Agreement dated January 1, 1995 between 440 Financial Group of Worcester, Inc. and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (13)(d) to the Registrant's Registration Statement on Form N-14 (filed June 15, 1995).



             (9)(I) Form of Sub-Administration Agreement between The One GROUP SERVICES COMPANY AND BANC ONE INVESTMENT ADVISORS CORPORATION IS INCORPORATED BY REFERENCE TO EXHIBIT (9)(G) TO POST-EFFECTIVE AMENDMENT NO. 35 TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A.


             (9)(J)           FORM OF REVISED SCHEDULE A TO THE
                              SUB-ADMINISTRATION AGREEMENT BETWEEN THE ONE GROUP Services Company and Banc One Investment Advisors Corporation is filed herewith.

             (10) Opinion and consent of counsel is incorporated by reference to Form 24f-2 Notice for the Registrant's fiscal year ended June 30, 1995 (filed on August 29, 1995).

             (11)(a) Consent of Coopers & Lybrand L.L.P. is filed herewith.

             (11)(b) Consent of KPMG Peat Marwick LLP is filed herewith.

             (11)(c)          Consent of Ropes & Gray is filed herewith.

             (12)             None.

             (13) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) of the Registrant's Pre-Effective Amendment No. 2 (filed July 18, 1985) to Registrant's Registration Statement on Form N-1A.

             (14)             None.


             (15)(a) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares between the Registrant and The One GROUP Services Company is filed herewith.

             (15)(B) FORM OF REVISED SCHEDULE A TO THE RE-EXECUTED Distribution and Shareholder Services Plan - CLASS A AND SERVICE CLASS SHARES between the Registrant and THE ONE GROUP SERVICES COMPANY IS FILED HEREWITH.

             (15)(C) Re-Executed Distribution and Shareholder Services Plan - CDSC Class shares between the Registrant and The One GROUP SERVICES COMPANY IS FILED HEREWITH.

             (15)(D) FORM OF REVISED SCHEDULE A TO THE RE-EXECUTED DISTRIBUTION AND SHAREHOLDER SERVICES PLAN. - CDSC CLASS SHARES BETWEEN THE REGISTRANT AND THE ONE GROUP Services Company is filed herewith.


             (16) Schedules for computation of performance quotations for the Funds provided in the Registration Statement in response to Item 22 of Form N-1A are incorporated herein by reference to
                              Exhibit 16 to Post-Effective Amendment No. 31 (filed April 29, 1994) to the Registrant's Registration Statement on Form N-1A.

             (18) Multiple Class Plan for The One Group(R) adopted by the Board of Trustees on May 22, 1995 is incorporated by reference to Exhibit (10)(c) to the Registrant's Registration Statement on Form N-14 (filed June 15, 1995).



             27.1             The One Group Prime Money Market Fund

             27.2             The One Group U.S. Treasury Securities Fund

             27.4             The One Group Municipal Money Market Fund

             27.5             The One Group Income Equity Fund

             27.6             The One Group Income Bond Fund

             27.7             The One Group Intermediate Tax-Free Bond Fund

             27.8             The One Group Disciplined Value Fund

             27.9             The One Group Small Company Growth Fund

             27.11            The One Group Blue Chip Equity Fund

             27.12            The One Group Limited Volatility Bond Fund

             27.13            The One Group Equity Index Fund

             27.14            The One Group Large Company Value Fund

             27.15            The One Group Ohio Municipal Bond Fund

             27.16            The One Group International Equity Index Fund

             27.17            The One Group Treasury Only Money Market Fund

             27.18            The One Group Government Money Market Fund

             27.19            The One Group Asset Allocation Fund

             27.20            The One Group Government Bond Fund

             27.21            The One Group Government ARM Fund

             27.22            The One Group Tax-Free Bond Fund

             27.23            The One Group Ohio Municipal Money Market Fund

             27.25            The One Group Intermediate Bond Fund

             27.26            The One Group Large Company Growth Fund

             27.27            The One Group Kentucky Municipal Bond Fund

Item 25.              Persons Controlled by or under Common Control with
                      Registrant

                      As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 26.              Number of Holders of Securities


                      As of NOVEMBER 6, 1995 the number of record holders of each series of Fiduciary Class shares of the Registrant were as follows:

                                                                                     Number of Record
                           Title of Series                                                Holders
                           ---------------                                           ----------------
                           Prime Money Market Fund                                                281

                           U.S. Treasury Securities                                                60
                             Money Market Fund

                           Municipal Money Market Fund                                             48

                           Income Equity Fund                                                     213

                           Income Bond Fund                                                       168

                           Small Company Growth Fund                                              260

                           Disciplined Value Fund                                                 228

                           Limited Volatility Bond Fund                                           124

                           International Equity Index Fund                                         97

                           Intermediate Tax-Free Bond Fund                                         66

                           Equity Index Fund                                                      111

                           Large Company Value Fund                                                88

                           Ohio Municipal Bond Fund                                                30

                           Ohio Municipal                                                          13
                             Money Market Fund

[/R]

                           Kentucky Municipal Bond Fund                                              22

                           Texas Tax-Free Bond Fund                                                   0

                           West Virginia Tax-Free Bond Fund                                           0

                           Asset Allocation Fund                                                     46

                           Government ARM Fund                                                       46

                           Government Bond Fund                                                      66

                           Tax-Free Bond Fund                                                        58

                           Intermediate Bond Fund                                                    67

                           Arizona Tax-Free Bond Fund                                                 0

                           Large Company Growth Fund                                                179

                           LOUISIANA MUNICIPAL BOND FUND                                              0

                           VALUE GROWTH FUND                                                          0

                           GULF SOUTH GROWTH FUND                                                     0



                           AS OF NOVEMBER 6, 1995 the number of record holders of each series of Class A Shares of the Registrant were as follows:



                                                                                  Number of Record
                           Title of Series                                             Holders
                           ---------------                                        ----------------
                           Prime Money Market Fund                                        8643

                           U.S. Treasury Securities                                       1503
                             Money Market Fund

                           Municipal Money Market Fund                                    1051

                           Income Equity Fund                                             2280

                           Income Bond Fund                                                576

                           Small Company Growth Fund                                               2848

                           Disciplined Value Fund                                                  3382

                           Limited Volatility Bond Fund                                             988

                           International Equity Index Fund                                         1219

                           Intermediate Tax-Free Bond Fund                                          192

                           Equity Index Fund                                                       1103

                           Large Company Value Fund                                                 596

                           Ohio Municipal Bond Fund                                                 520

                           Ohio Municipal                                                           868
                              Money Market Fund

                           Kentucky Municipal Bond Fund                                             332

                           Texas Tax-Free Bond Fund                                                   0

                           West Virginia Tax-Free Bond Fund                                           0

                           Asset Allocation Fund                                                   1001

                           Government ARM Fund                                                       59

                           Government Bond Fund                                                     853

                           Tax-Free Bond Fund                                                       548

                           Intermediate Bond Fund                                                   654

                           Arizona Tax-Free Bond Fund                                                 0

                           Large Company Growth Fund                                               6450

                           LOUISIANA MUNICIPAL BOND FUND                                              0

                           VALUE GROWTH FUND                                                          0

                           GULF SOUTH GROWTH FUND                                                     0



                           AS OF NOVEMBER 6, 1995 the number of record holders of each series of Service Class Shares of the Registrant were as follows:



                                                                                    Number of Record
                           Title of Series                                                Holders
                           ---------------                                          ----------------
                           Prime Money Market Fund                                          0

                           U.S. Treasury Securities                                         0
                             Money Market Fund


                           As of NOVEMBER 6, 1995 the number of record holders of each series of Class B Shares (CDSC) of the Registrant were as follows:
[/R]


                                                                                     Number of Record
                           Title of Series                                                Holders
                           ---------------                                           ----------------
                           Income Equity Fund                                                 1086

                           Income Bond Fund                                                    267

                           Small Company Growth Fund                                          1244

                           Disciplined Value Fund                                             2533

                           Limited Volatility Bond Fund                                        398

                           International Equity Index Fund                                    1112

                           Intermediate Tax-Free Bond Fund                                      58

                           Equity Index Fund                                                   996

                           Large Company Value Fund                                            399

                           Ohio Municipal Bond Fund                                            250

                           Kentucky Municipal Bond Fund                                         18

                           Texas Tax-Free Bond Fund                                                   0

                           West Virginia Tax-Free Bond Fund                                           0

                           Asset Allocation Fund                                                    633

                           Government ARM Fund                                                       29

                           Government Bond Fund                                                     397

                           Tax-Free Bond Fund                                                       528

                           Intermediate Bond Fund                                                   137

                           Arizona Tax-Free Bond Fund                                                 0

                           Large Company Growth Fund                                               3231

                           LOUISIANA MUNICIPAL BOND FUND                                              0

                           VALUE GROWTH FUND                                                          0

                           GULF SOUTH GROWTH FUND                                                     0



                           AS OF NOVEMBER 6, 1995 the number of record holders of each of the Institutional Money Market Funds of the Registrant were as follows:



                                                                                     Number of Record
                           Title of Series                                                Holders
                           ---------------                                           ----------------
                           Treasury Only Money Market Fund                                        22

                           Government Money Market Fund                                           21

                           Institutional Prime Money Market Fund                                   0

                           Treasury Money Market                                                   0

                           Tax-Exempt Money Market                                                 0

Item 27.                   Indemnification

                           Article IX, Section 9.2 of the Registrant's
                           Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Group's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Group's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Group has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.                   Business and Other Connections of Investment Advisers

                           Banc One Investment Advisors Corporation (the "Adviser") performs investment advisory services for all of the Funds of the Group. Boston

                           International Advisors, Inc. PERFORMS investment sub-advisory services for the International Equity Index Fund .

                           The Adviser is an indirect wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION now operates affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                           To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors Corporation or Boston International Advisors, Inc., except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors Corporation AND Boston International Advisors, Inc. who are engaged in any other business, profession, vocation or employment of a substantial nature.



                    Banc One Investment Advisors Corporation
                                 POSITION(S)
                                 HELD WITH              PRINCIPAL
NAME AND ADDRESS                 BOIA                   OCCUPATION
MICHAEL J. MCMENNAMIN            DIRECTOR               EXECUTIVE VICE PRESIDENT AND CHIEF
                                                        FINANCIAL OFFICER  BANC ONE
                                                        CORPORATION

FREDERICK L. CULLEN              DIRECTOR               CHAIRMAN, President and  Chief Executive
                                                        Officer, BANK ONE, COLUMBUS, NA AND
                                                        PRESIDENT, BANC ONE OHIO CORPORATION

DAVID R. MEUSE                   DIRECTOR               CHAIRMAN AND  Chief Executive Officer,
                                                        BANC ONE CAPITAL HOLDINGS CORPORATION

ROBERT T. JOHNSON                DIRECTOR               PRESIDENT, PERSONAL TRUST, BANK ONE,
                                                        ARIZONA, NA

GEOFF VON KUHN                   DIRECTOR               PRESIDENT, BANC ONE INSTITUTIONAL
                                                        INVESTOR SERVICES GROUP

MICHAEL V. WIBLE                 SECRETARY              SENIOR ATTORNEY, BANC ONE
                                                        CORPORATION

DAVID J. KUNDERT                 CHAIRMAN AND CHIEF     CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                 EXECUTIVE OFFICER      BANC ONE INVESTMENT  MANAGEMENT AND
                                                        TRUST GROUP



THE PRINCIPAL BUSINESS ADDRESS OF THE PRINCIPAL EXECUTIVE OFFICER AND DIRECTORS OF BOIA IS 774 PARK MEADOW ROAD, WESTERVILLE, OHIO 43081.


                       Boston International Advisors, Inc.

         Boston International Advisors, Inc. ("BIA") is the Sub-Investment Advisor to the International Equity Index Fund. BIA, a corporation organized under the laws of Massachusetts, provides investment advice to institutional and investment company clients. Information regarding the firm's ownership and other business connections of the officers and directors is listed on the Form ADV filed by BIA with the SEC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-28785), the text of which is hereby incorporated by reference.

Item 29.          Principal Underwriters


         (a) THE ONE GROUP SERVICES COMPANY ACTS AS ADMINISTRATOR AND distributor for each of the Fund's Portfolios . THE ONE GROUP SERVICES COMPANY currently acts as an underwriter, distributor or investment adviser for

                           .

         (b) The directors and officers of THE ONE GROUP SERVICES COMPANY are set forth below. The business address of each director or officer is 3435 STELZER ROAD, COLUMBUS, OHIO 43219.



Name and Principal                                   Positions and Offices              Positions and Offices
Business Address                                     with  THE ONE GROUP                  WITH REGISTRANT
                                                     SERVICES COMPANY
LYNN J. MANGUM                                       CHAIRMAN

ROBERT J. MCMULLEN                                   EXECUTIVE VICE PRESIDENT

DENNIS SHEEHAN                                       VICE PRESIDENT

CATHERINE T. DWYER                                   VICE PRESIDENT/SECRETARY

MICHAEL D. BURNS                                     VICE PRESIDENT/COMPLIANCE OFFICER

ANNAMARIA PORCARO                                    ASSISTANT SECRETARY

ROBERT TUCH                                          ASSISTANT SECRETARY

STEPHEN G. MINTOS                                    EXECUTIVE VICE PRESIDENT/
                                                     CHIEF OPERATING OFFICER

GEORGE MARTINEZ                                      SENIOR VICE PRESIDENT              SECRETARY

DALE SMITH                                           VICE PRESIDENT/

                                                     Chief  Financial Officer

PAUL H. BOURKE                                       VICE PRESIDENT

MARK DILLON                                          PRESIDENT                          PRESIDENT

MARK J. RYBERCZYK                                    EXECUTIVE VICE PRESIDENT


     (c)      Not applicable.

Item 30.              Location of Accounts and Records

                      (1) Banc One Investment Advisors Corporation, 774 Park Meadow Road, Columbus, OH 43271-0211 (records relating to its functions as Investment Adviser and Sub-Administrator).


                      (2) Boston International Advisors, Inc., 75 State Street, Boston, MA 02109 (records relating to its functions as Sub-Investment Adviser to the International Equity Index Fund).

                      (3) THE ONE GROUP SERVICES COMPANY, 3435 STELZER ROAD, COLUMBUS, OH 43219 (records relating to its functions as Distributor for all funds).

                      (4) THE ONE GROUP SERVICES COMPANY, 3435 STELZER ROAD, COLUMBUS, OH 43219 (records relating to its functions as Administrator for all funds).

                      (5) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all funds).

                      (6) Ropes & Gray, ONE FRANKLIN SQUARE, 1301 K STREET, N.W., SUITE 800 EAST, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

Item 31.              Management Services

                      N/A.

Item 32.              Undertakings

                      The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                      The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.


                      THE REGISTRANT UNDERTAKES ON BEHALF OF THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND, THE ONE GROUP(R) VALUE GROWTH FUND AND THE ONE GROUP(R) GULF SOUTH GROWTH FUND TO FILE A POST-EFFECTIVE AMENDMENT, INCLUDING FINANCIAL STATEMENTS WHICH NEED NOT BE CERTIFIED, WITHIN FOUR TO SIX MONTHS FROM THE COMMENCEMENT OF OPERATIONS OF EACH OF THE LOUISIANA MUNICIPAL BOND FUND, THE VALUE GROWTH FUND AND THE GULF SOUTH GROWTH FUND.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the ____ day of NOVEMBER, 1995


                                    The One Group(R)
                                   (Registrant)


                                    By: /s/  Mark Dillon
                                        --------------------------
                                        *Mark Dillon

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                            Title                                   Date
---------                                            -----                                   ----
/s/ Mark Dillon                                      President                            NOVEMBER __, 1995
---------------
* Mark Dillon


/s/ Terrance R. Dolan                                Treasurer                            NOVEMBER __, 1995
---------------------
*Terrance R. Dolan


/s/ Peter C. Marshall                                Trustee                              NOVEMBER __, 1995
---------------------
*Peter C. Marshall


/s/  Charles I. Post                                 Trustee                              NOVEMBER __, 1995
--------------------
*Charles I. Post


/s/  John S. Randall                                 Trustee                              NOVEMBER __, 1995
--------------------
*John S. Randall


/s/  Frederick W. Ruebeck                            Trustee                              NOVEMBER __, 1995
-------------------------
*Frederick W. Ruebeck


*By:  /s/ Alan G. Priest
      -------------------
      Alan G. Priest
      Attorney-in-Fact

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the day of NOVEMBER, 1995

                                   The One Group(R)
                                  (Registrant)


                                   By:____________________________-
                                        *Mark Dillon


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




Signature                                            Title                              Date
---------                                            -----                              ----

___________________________________                 President                           NOVEMBER __, 1995
* Mark Dillon


___________________________________                 Treasurer                           NOVEMBER __, 1995
*Terrance R. Dolan


___________________________________                 Trustee                             NOVEMBER __, 1995
*Peter C. Marshall


___________________________________                 Trustee                             NOVEMBER __, 1995
*Charles I. Post


___________________________________                 Trustee                             NOVEMBER __, 1995
*John S. Randall


___________________________________                 Trustee                             NOVEMBER __, 1995
*Frederick W. Ruebeck

*By:   ____________________________
        Alan G. Priest
       Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit No.                Description                                            Page
-----------                -----------                                            ----
(5)(c)             Form of Revised Schedule A to the Investment Advisory
                   Agreement between Registrant and Banc One Investment Advisors
                   Corporation

(6)(a)             Distribution Agreement between the Registrant and The One
                   Group Services Company

(6)(b) Forms of Revised Schedules A-D to the Distribution Agreement between the Registrant and The One Group Services Company

(9)(c)             Form of Revised Schedule A to the Management and
                   Administration Agreement between the Registrant and The One
                   Group Services Company

(9)(g)             Form of Revised Schedule A to the Fund Accounting
                   Agreement between the Registrant and BISYS Fund Services
                   Ohio, Inc.

(9)(j)             Form of Revised Schedule A to the Sub-Administration
                   Agreement between The One Group Services Company and
                   Banc One Investment Advisors Corporation

(11)(a)            Consent of Coopers & Lybrand L.L.P.

(11)(b)            Consent of KPMG Peat Marwick LLP

(11)(c)            Consent of Ropes & Gray is filed herewith.

(15)(a)            Re-Executed Distribution and Shareholder Services Plan -
                   Class A and Service Class shares between the Registrant and The One Group Services Company

(15)(b) Form of Revised Schedule A to the Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares between the Registrant and The One Group Services
                   Company



(15)(c)            Re-Executed Distribution and Shareholder Services Plan -
                   CDSC Class shares between the Registrant and The One Group
                   Services Company

(15)(d) Form of Revised Schedule A to the Re-Executed Distribution and Shareholder Services Plan. - CDSC Class shares between the Registrant and The One Group Services Company

27.1               The One Group Prime Money Market Fund

27.2               The One Group U.S. Treasury Securities Fund

27.4               The One Group Municipal Money Market Fund

27.5               The One Group Income Equity Fund

27.6               The One Group Income Bond Fund

27.7               The One Group Intermediate Tax-Free Bond Fund

27.8               The One Group Disciplined Value Fund

27.9               The One Group Small Company Growth Fund

27.11              The One Group Blue Chip Equity Fund

27.12              The One Group Limited Volatility Bond Fund

27.13              The One Group Equity Index Fund

27.14              The One Group Large Company Value Fund

27.15              The One Group Ohio Municipal Bond Fund

27.16              The One Group International Equity Index Fund

27.17              The One Group Treasury Only Money Market Fund

27.18              The One Group Government Money Market Fund

27.19              The One Group Asset Allocation Fund

27.20              The One Group Government Bond Fund

27.21              The One Group Government ARM Fund

27.22              The One Group Tax-Free Bond Fund

27.23              The One Group Ohio Municipal Money Market Fund

27.25              The One Group Intermediate Bond Fund

27.26              The One Group Large Company Growth Fund

27.27              The One Group Kentucky Municipal Bond Fund

[/R]





                                      -ii-